Schedule of Investments
ARIZONA TAX-EXEMPT FUND	December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.2%
Arizona – 96.2%
Arizona Board of Regents Refunding COPS, University of Arizona Project,
5.00%, 6/1/28	$400	$497
Arizona Board of Regents Revenue Bonds, Series B,
5.00%, 7/1/43	1,000	1,278
Arizona Board of Regents State University System Revenue Bonds, Series A,
5.00%, 7/1/31	550	608
5.00%, 7/1/34	750	829
5.00%, 7/1/35	750	829
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,000	1,145
5.00%, 7/1/41	1,000	1,144
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/31	1,000	1,220
5.00%, 7/1/36	495	603
Arizona Board of Regents University System Revenue Bonds, Series A,
5.00%, 6/1/32	1,500	1,716
5.00%, 6/1/41	1,000	1,306
Arizona Board of Regents University System Revenue Refunding Bonds,
5.00%, 6/1/33	1,710	2,023
Arizona Board Of Regents University System Revenue Refunding Bonds, Stimulus Plan For Economic,
3.13%, 8/1/39	430	473
Arizona IDA Hospital Revenue Bonds, Phoenix Children's Hospital,
5.00%, 2/1/24	200	219
Arizona State Health Facilities Authority Revenue Bonds, Series A, Banner Health, Prerefunded,
4.00%, 1/1/22(1)	3,500	3,500
Arizona State Health Facilities Authority Revenue Refunding Bonds, Series A, Banner Health Obligation,
5.00%, 1/1/22	175	175
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Arizona – 96.2%continued
Arizona State IDA Lease Revenue Bonds, Series A,
3.00%, 9/1/50	$1,030	$1,080
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/33	2,175	2,607
Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,
5.00%, 11/1/29	1,000	1,286
5.00%, 2/1/30	1,000	1,293
Arizona State Lottery Revenue Refunding Bonds,
5.00%, 7/1/28	390	492
Arizona State Refunding COPS, Series A,
5.00%, 10/1/29	200	260
Arizona State Transportation Board Revenue GARVEE Bonds, Series A,
5.00%, 7/1/23	1,000	1,070
Avondale G.O. Unlimited Bonds,
4.00%, 7/1/41	1,000	1,206
Bullhead City Excise Tax Revenue Bonds, Second Series,
2.70%, 7/1/51	2,500	2,513
Chandler Excise Tax Taxable Revenue Refunding Bonds,
1.39%, 7/1/26	1,000	1,000
Chandler G.O. Unlimited Taxable Refunding Bonds,
1.38%, 7/1/26	2,000	1,996
Flagstaff G.O. Unlimited Bonds,
5.00%, 7/1/22	1,500	1,536
Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,
5.00%, 7/1/28	500	597
5.00%, 7/1/29	750	894
5.00%, 7/1/30	500	594
5.00%, 7/1/31	600	713
Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/32	500	632

NORTHERN FUNDS QUARTERLY REPORT     1    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Arizona – 96.2%continued
Glendale Union School District No.205 G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 7/1/23	$525	$562
Glendale Water & Sewer Subordinate Revenue Refunding Bonds,
5.00%, 7/1/29	355	455
Goodyear G.O. Unlimited Refunding Bonds,
5.00%, 7/1/30	400	527
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),
3.35%, 1/1/28	840	958
Maricopa County Buckeye Elementary School District No. 33 G.O. Unlimited Bonds, Series 2020, School Improvement Bonds Projects of 2015 & 2019 (AGM Insured),
4.00%, 7/1/33	300	361
4.00%, 7/1/36	425	509
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (BAM Insured),
5.00%, 7/1/30	605	731
5.00%, 7/1/34	1,100	1,321
Maricopa County Elementary School District No. 25 Liberty G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 7/1/30	725	923
Maricopa County Elementary School District No. 25 Liberty G.O. Unlimited Bonds, Series C (BAM Insured),
5.00%, 7/1/27	425	519
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,
5.00%, 7/1/31	275	343
5.00%, 7/1/32	250	312
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Arizona – 96.2%continued
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,
5.25%, 7/1/28(2)	$940	$1,010
5.50%, 7/1/29(2)	485	523
5.50%, 7/1/30(2)	375	404
Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),
5.00%, 7/1/38	1,000	1,200
Maricopa County Elementary School District No. 65 Littleton G.O. Unlimited Bonds, Series D (BAM Insured),
3.00%, 7/1/37	650	714
Maricopa County Elementary School District No. 66 Roosevelt G.O. Unlimited Bonds, Series A (AGM Insured),
4.00%, 7/1/31	400	485
Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AGM Insured),
5.00%, 7/1/35	625	767
5.00%, 7/1/36	1,175	1,439
Maricopa County Elementary School District No. 92 Pendergast Elementary G.O. Unlimited Bonds, Series D, Project of 2016,
5.00%, 7/1/28	1,850	2,304
Maricopa County Elementary School District No. 92 Pendergast G.O. Unlimited Bonds, Series E,
4.00%, 7/1/30	1,000	1,219
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, Series C,
4.00%, 7/1/37	380	452
Maricopa County High School District No. 214 Tolleson Union High G.O. Unlimited Bonds, Series B, School Improvement Project of 2019,
3.00%, 7/1/33	600	675

FIXED INCOME AND MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Arizona – 96.2%continued
Maricopa County IDA Education Revenue Bonds, Legacy Traditional Schools Project,
4.00%, 7/1/51	$250	$277
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/39	1,285	1,615
5.00%, 7/1/47	1,000	1,240
Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, Honorhealth,
5.00%, 9/1/42	4,000	4,907
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/38	1,250	1,491
Maricopa County Industrial Development Authority Hospital Revenue Bonds, Series A, Honor Health,
3.00%, 9/1/51	2,000	2,085
Maricopa County Kyrene Elementary School District No. 28 G.O. Unlimited Bonds, Series B, School Improvement Bonds Project of 2017,
4.00%, 7/1/37	375	447
Maricopa County School District No. 3 Tempe Elementary G.O. Limited Refunding Bonds,
4.00%, 7/1/23	680	717
Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series A, School Improvement Project,
5.00%, 7/1/26	2,250	2,678
Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series C, Project of 2016,
4.00%, 7/1/32	650	812
Maricopa County School District No. 31 Balsz G.O. Unlimited Bonds, Series A, School Improvement Project of 2018 (AGM Insured),
5.00%, 7/1/31	1,575	1,955
4.00%, 7/1/37	500	581
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Arizona – 96.2%continued
Maricopa County Special Health Care District G.O. Unlimited Bonds,
5.00%, 7/1/32	$1,000	$1,239
5.00%, 7/1/35	1,000	1,234
4.00%, 7/1/38	2,500	2,882
Maricopa County Special Health Care District G.O. Unlimited Bonds, Series D,
5.00%, 7/1/31	1,000	1,326
5.00%, 7/1/32	1,500	1,992
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series A,
5.00%, 7/1/22	1,375	1,408
5.00%, 7/1/27	215	264
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, Project of 2018,
5.00%, 7/1/30	1,000	1,316
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
5.00%, 7/1/28	525	642
5.00%, 7/1/29	650	793
5.00%, 7/1/31	500	609
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series C,
5.00%, 7/1/24	1,000	1,114
Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Bonds, Series C,
5.00%, 7/1/32	1,600	1,988
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series A,
4.00%, 7/1/28	1,000	1,018
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011,
4.50%, 7/1/27	1,700	1,800
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A,
5.00%, 7/1/31	1,000	1,281

NORTHERN FUNDS QUARTERLY REPORT     3    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Arizona – 96.2%continued
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series C, School Improvement Project of 2015,
5.00%, 7/1/30	$1,335	$1,672
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	400	460
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds,
4.00%, 7/1/39	1,130	1,343
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/37	650	749
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,070
Mesa Utility System Revenue Bonds,
5.00%, 7/1/26	240	287
3.00%, 7/1/44	500	542
Mesa Utility System Revenue Bonds (BAM Insured),
5.00%, 7/1/23	1,000	1,071
Mesa Utility System Revenue Refunding Bonds, Series B,
5.00%, 7/1/30	290	372
Mesa Utility System Revenue Refunding Bonds, Series C,
5.00%, 7/1/22	675	691
5.00%, 7/1/23	1,000	1,071
Northern Arizona University Revenue Refunding Bonds, Series B (BAM Insured),
5.00%, 6/1/38	2,000	2,548
Oro Valley Excise Tax & Parks & Recreation Tax Revenue Bonds,
4.00%, 7/1/32	225	278
Peoria G.O. Unlimited Bonds,
4.00%, 7/15/23	640	676
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Arizona – 96.2%continued
Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,
5.00%, 7/1/44	$1,545	$1,919
4.00%, 7/1/49	1,000	1,149
5.00%, 7/1/49	1,000	1,236
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	4,000	4,868
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series A,
4.00%, 7/1/45	1,000	1,184
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/34	325	405
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/44	2,850	3,648
5.00%, 7/1/45	1,000	1,305
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/24(1)	1,000	1,115
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Refunding Bonds, Series B,
4.00%, 7/1/28	1,000	1,082
Phoenix Civic Improvement Corporation Junior Lien Airport Revenue Bonds,
3.00%, 7/1/49	1,150	1,203
Phoenix Civic Improvement Corporation Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	1,330	1,395
Pima County COPS,
5.00%, 12/1/22	650	678
Pima County COPS, Series B,
5.00%, 12/1/22	190	198
Pima County IDA Revenue Refunding Bonds, Tucson Medical Center,
3.00%, 4/1/51	2,000	2,104

FIXED INCOME AND MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Arizona – 96.2%continued
Pima County IDA Taxable Revenue Bonds, Tucson Medical Center,
1.20%, 4/1/25	$265	$261
1.40%, 4/1/26	270	265
Pima County Metropolitan Domestic Water Improvement District Water Utility System Senior Lien Revenue Refunding Bonds,
4.00%, 1/1/25	715	787
Pima County Sewer System Revenue Bonds,
5.00%, 7/1/25	1,000	1,070
Pima County Unified School District No. 1 Tucson G.O. Limited Refunding Bonds,
5.00%, 7/1/26	330	390
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	1,005	1,075
Pima County Unified School District No. 20 G.O. Unlimited Bonds, Vail School Improvement (BAM Insured),
5.00%, 7/1/26	1,685	2,001
Pima County Unified School District No. 6 G.O. Unlimited Bonds, Marana School Improvement (FHLMC Insured),
4.00%, 7/1/29	675	747
Pima County Vail Unified School District No. 20 G.O. Limited Refunding Bonds (BAM Insured),
4.00%, 7/1/30	350	427
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,000	1,023
Prescott Valley Pledged Revenue Refunding Bonds, Series A,
5.00%, 1/1/23	750	785
5.00%, 1/1/24	700	762
5.00%, 1/1/25	625	706
Queen Creek Excise Tax & State Shared Revenue Bonds, Series B,
5.00%, 8/1/47	2,540	2,699
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%continued
Arizona – 96.2%continued
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/31	$1,000	$1,238
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/36	1,105	1,260
Santa Cruz County Unified School District No. 35 G.O. Unlimited Bonds, Series A, Project of 2019 (AGM Insured),
5.00%, 7/1/28	500	623
Santa Cruz County Unified School District No. 35 G.O. Unlimited Bonds, Series B, Project of 2019 (AGM Insured),
4.00%, 7/1/24	200	217
Scottsdale G.O. Unlimited Bonds, Series C, Projects of 2015,
5.00%, 7/1/24	100	112
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	2,675	3,376
Tempe G.O. Unlimited Bonds,
5.00%, 7/1/33	1,125	1,436
Vistancia Community Facilities District G.O. Unlimited Refunding Bonds (BAM Insured),
4.00%, 7/15/26	450	513
Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,
3.13%, 8/1/43	2,450	2,610
4.00%, 8/1/43	1,000	1,157
Yavapai County Jail District Revenue Bonds (BAM Insured),
5.00%, 7/1/31	1,000	1,261
Yuma Utility System Obligations Revenue Bond, Green Bonds (BAM Insured),
4.00%, 7/1/41	1,000	1,206
		160,084
Total Municipal Bonds
(Cost $154,485)		160,084

NORTHERN FUNDS QUARTERLY REPORT     5    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
ARIZONA TAX-EXEMPT FUND continued	December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(3) (4)	3,436,682	$3,437
Total Investment Companies
(Cost $3,437)		3,437

Total Investments – 98.3%
(Cost $157,922)		163,521
Other Assets less Liabilities – 1.7%		2,910
NET ASSETS – 100.0%		$166,431

(1)	Maturity date represents the prerefunded date.
(2)	Security has converted to a fixed rate as of July 1, 2015, and is a fixed rate going forward.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

COPS - Certificates of Participation

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

GARVEE - Grant Anticipation Revenue Vehicle

IDA - Industrial Development Authority
Percentages shown are based on Net Assets.
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	96.2%
Investment Companies	2.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$160,084	$—	$160,084
Investment Companies	3,437	—	—	3,437
Total Investments	$3,437	$160,084	$—	$163,521

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$8,422	$54,510	$59,495	$2	$3,437	3,436,682
FIXED INCOME AND MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
BOND INDEX FUND	December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 1.5%
Auto Floor Plan – 0.0%
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	$100	$112
Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A
3.06%, 4/15/26	150	156
Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A
2.44%, 9/15/26	400	413
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A
1.06%, 9/15/27	200	197
		878
Automobile – 0.2%
Ally Auto Receivables Trust, Series 2019-4, Class A4
1.92%, 1/15/25	100	101
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C
1.06%, 8/18/26	100	100
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class A3
0.37%, 8/18/25	100	100
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class B
0.68%, 10/19/26	100	99
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D
1.21%, 12/18/26	100	99
BMW Vehicle Lease Trust, Series 2021-2, Class A3
0.33%, 12/26/24	100	99
Capital One Prime Auto Receivables Trust, Series 2020-1, Class A4
1.63%, 8/15/25	100	101
Capital One Prime Auto Receivables Trust, Series 2021-1, Class A3
0.77%, 9/15/26	100	99
CarMax Auto Owner Trust, Series 2019-2, Class A4
2.77%, 12/16/24	200	205
CarMax Auto Owner Trust, Series 2019-3, Class A4
2.30%, 4/15/25	100	102
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.5%continued
Automobile – 0.2%continued
CarMax Auto Owner Trust, Series 2020-4, Class A3
0.50%, 8/15/25	$100	$99
CarMax Auto Owner Trust, Series 2021-4, Class A3
0.56%, 9/15/26	200	197
Drive Auto Receivables Trust, Series 2021-2, Class B
0.58%, 12/15/25	100	99
Drive Auto Receivables Trust, Series 2021-2, Class C
0.87%, 10/15/27	100	99
Drive Auto Receivables Trust, Series 2021-2, Class D
1.39%, 3/15/29	100	98
Drive Auto Receivables Trust, Series 2021-3, Class B
1.11%, 5/15/26	100	99
Drive Auto Receivables Trust, Series 2021-3, Class C
1.47%, 1/15/27	100	100
Exeter Automobile Receivables Trust, Series 2021-3A, Class C
0.96%, 10/15/26	200	198
Ford Credit Auto Lease Trust, Series 2021-B, Class A3
0.37%, 10/15/24	100	99
Ford Credit Auto Owner Trust, Series 2020-C, Class A3
0.41%, 7/15/25	200	199
Ford Credit Auto Owner Trust, Series 2020-C, Class A4
0.51%, 8/15/26	100	98
Ford Credit Auto Owner Trust, Series 2020-C, Class B
0.79%, 8/15/26	100	98
Ford Credit Auto Owner Trust, Series 2021-A, Class A3
0.30%, 8/15/25	100	99
GM Financial Automobile Leasing Trust, Series 2021-2, Class A3
0.34%, 5/20/24	100	100
GM Financial Consumer Automobile Receivables Trust, Series 2020-4, Class A3
0.38%, 8/18/25	100	100

NORTHERN FUNDS QUARTERLY REPORT     7    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.5%continued
Automobile – 0.2%continued
GM Financial Consumer Automobile Receivables Trust, Series 2021-3, Class A3
0.48%, 6/16/26	$100	$99
GM Financial Consumer Automobile Receivables Trust, Series 2021-4, Class A3
0.68%, 9/16/26	200	198
GM Financial Leasing Trust, Series 2021-1, Class A4
0.33%, 2/20/25	100	99
Harley-Davidson Motorcycle Trust, Series 2021-B, Class A3
0.56%, 11/16/26	100	99
Honda Auto Receivables Owner Trust, Series 2021-1, Class A3
0.27%, 4/21/25	100	99
Honda Auto Receivables Owner Trust, Series 2021-1, Class A4
0.42%, 1/21/28	100	99
Honda Auto Receivables Owner Trust, Series 2021-2, Class A3
0.33%, 8/15/25	100	99
Honda Auto Receivables Owner Trust, Series 2021-4, Class A3
0.88%, 1/21/26	200	200
Hyundai Auto Receivables Trust, Series 2021-B, Class A3
0.38%, 1/15/26	100	99
Hyundai Auto Receivables Trust, Series 2021-B, Class A4
0.60%, 2/16/27	100	98
Hyundai Auto Receivables Trust, Series 2021-C, Class A3
0.74%, 5/15/26	150	149
Mercedes-Benz Auto Receivables Trust, Series 2021-1, Class A3
0.46%, 6/15/26	100	99
Nissan Auto Receivables Owner Trust, Series 2019-C, Class A4
1.95%, 5/15/26	100	102
Santander Drive Auto Receivables Trust, Series 2020-3, Class D
1.64%, 11/16/26	75	76
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.5%continued
Automobile – 0.2%continued
Santander Drive Auto Receivables Trust, Series 2021-1, Class C
0.75%, 2/17/26	$50	$50
Santander Drive Auto Receivables Trust, Series 2021-2, Class D
1.35%, 7/15/27	100	99
Santander Drive Auto Receivables Trust, Series 2021-4, Class B
0.88%, 6/15/26	100	100
Santander Drive Auto Receivables Trust, Series 2021-4, Class C
1.26%, 2/16/27	75	74
Santander Drive Auto Receivables Trust, Series 2021-4, Class D
1.67%, 10/15/27	100	99
Toyota Auto Receivables Owner Trust, Series 2019-D, Class A4
1.99%, 2/18/25	100	102
Toyota Auto Receivables Owner Trust, Series 2021-B, Class A3
0.26%, 11/17/25	100	99
Toyota Auto Receivables Owner Trust, Series 2021-C, Class A3
0.43%, 1/15/26	100	99
Toyota Auto Receivables Owner Trust, Series 2021-C, Class A4
0.72%, 1/15/27	100	98
Toyota Auto Receivables Owner Trust, Series 2021-D, Class A3
0.71%, 4/15/26	100	100
Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3
1.02%, 6/22/26	100	100
World Omni Auto Receivables Trust, Series 2019-C, Class A4
2.03%, 12/15/25	100	101
World Omni Auto Receivables Trust, Series 2020-C, Class A3
0.48%, 11/17/25	200	200
World Omni Auto Receivables Trust, Series 2021-C, Class A3
0.44%, 8/17/26	100	99
World Omni Automobile Lease Securitization Trust, Series 2021-A, Class A3
0.42%, 8/15/24	100	99

FIXED INCOME AND MONEY MARKET FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.5%continued
Automobile – 0.2%continued
World Omni Select Auto Trust, Series 2021-A, Class A3
0.53%, 3/15/27	$100	$99
		6,120
Commercial Mortgage-Backed Securities – 1.2%
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4
3.17%, 7/15/49	300	314
BANK, Series 2017-BNK7, Class A5
3.44%, 9/15/60	250	270
BANK, Series 2017-BNK9, Class A4
3.54%, 11/15/54	250	272
BANK, Series 2018-BN10, Class A5
3.69%, 2/15/61	100	109
BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61	200	223
BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	300	339
BANK, Series 2018-BN13, Class A5
4.22%, 8/15/61	100	113
BANK, Series 2018-BN14, Class A4
4.23%, 9/15/60	200	226
BANK, Series 2018-BN15, Class A4
4.41%, 11/15/61	300	342
BANK, Series 2019-BN18, Class A3
3.33%, 5/15/62	200	214
BANK, Series 2019-BN19, Class A3
3.18%, 8/15/61	300	321
BANK, Series 2019-BN20, Class A3
3.01%, 9/15/62	250	266
BANK, Series 2020-BN25, Class A5
2.65%, 1/15/63	200	208
BANK, Series 2020-BN26, Class A4
2.40%, 3/15/63	400	408
BANK, Series 2020-BN27, Class A5
2.14%, 4/15/63	1,000	1,000
BANK, Series 2020-BN28, Class A4
1.84%, 3/15/63	500	488
BANK, Series 2021-BNK31, Class A4
2.04%, 2/15/54	200	198
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4
3.58%, 5/15/52	200	218
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.5%continued
Commercial Mortgage-Backed Securities – 1.2%continued
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5
2.92%, 8/15/52	$100	$105
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	150	170
BBCMS Mortgage Trust, Series 2020-C6, Class A4
2.64%, 2/15/53	200	206
Benchmark Mortgage Trust, Series 2018-B2, Class A5
3.88%, 2/15/51	150	165
Benchmark Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	100	111
Benchmark Mortgage Trust, Series 2018-B5, Class A4
4.21%, 7/15/51	200	225
Benchmark Mortgage Trust, Series 2018-B7, Class A2
4.38%, 5/15/53	300	313
Benchmark Mortgage Trust, Series 2018-B7, Class A4
4.51%, 5/15/53	783	900
Benchmark Mortgage Trust, Series 2018-B8, Class A5
4.23%, 1/15/52	100	113
Benchmark Mortgage Trust, Series 2019-B12, Class A5
3.12%, 8/15/52	125	133
Benchmark Mortgage Trust, Series 2020-B16, Class A5
2.73%, 2/15/53	200	208
Benchmark Mortgage Trust, Series 2020-B17, Class A5
2.29%, 3/15/53	200	201
Benchmark Mortgage Trust, Series 2020-B18, Class A5
1.93%, 7/15/53	500	490
Benchmark Mortgage Trust, Series 2020-B19, Class A5
1.85%, 9/15/53	500	487
Benchmark Mortgage Trust, Series 2020-B20, Class A5
2.03%, 10/15/53	250	247

NORTHERN FUNDS QUARTERLY REPORT     9    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.5%continued
Commercial Mortgage-Backed Securities – 1.2%continued
Benchmark Mortgage Trust, Series 2020-IG1, Class A3
2.69%, 9/15/43	$100	$103
Benchmark Mortgage Trust, Series 2021-B23, Class A5
2.07%, 2/15/54	200	198
CD Mortgage Trust, Series 2017-CD4, Class A4
3.51%, 5/10/50	250	268
CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 8/15/50	250	268
CD Mortgage Trust, Series 2017-CD6, Class A5
3.46%, 11/13/50	200	215
CD Mortgage Trust, Series 2018-CD7, Class A4
4.28%, 8/15/51	200	226
CD Mortgage Trust, Series 2019-CD8, Class A4
2.91%, 8/15/57	150	158
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3
3.87%, 1/10/48	300	323
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4
3.28%, 5/10/58	250	263
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	250	269
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4
4.37%, 9/10/46	350	366
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS
4.65%, 9/10/46	100	105
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4
3.64%, 10/10/47	100	105
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	200	208
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5
3.72%, 9/15/48	200	213
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.5%continued
Commercial Mortgage-Backed Securities – 1.2%continued
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 5/10/49	$250	$263
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4
3.15%, 11/15/49	150	158
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5
3.62%, 2/10/49	300	320
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4
3.31%, 4/10/49	250	264
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4
3.33%, 4/15/49	250	264
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	250	268
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	100	111
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	200	225
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4
4.41%, 11/10/51	200	229
Commercial Mortgage Trust, Series 2013-CR12, Class A4
4.05%, 10/10/46	300	314
Commercial Mortgage Trust, Series 2014-CR14, Class A3
3.96%, 2/10/47	420	438
Commercial Mortgage Trust, Series 2014-CR19, Class A5
3.80%, 8/10/47	300	317
Commercial Mortgage Trust, Series 2014-UBS5, Class A4
3.84%, 9/10/47	500	528
Commercial Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	250	263
Commercial Mortgage Trust, Series 2015-CR24, Class A5
3.70%, 8/10/48	500	532

FIXED INCOME AND MONEY MARKET FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.5%continued
Commercial Mortgage-Backed Securities – 1.2%continued
Commercial Mortgage Trust, Series 2015-DC1, Class A5
3.35%, 2/10/48	$200	$210
Commercial Mortgage Trust, Series 2015-LC19, Class A4
3.18%, 2/10/48	500	522
Commercial Mortgage Trust, Series 2015-PC1, Class A5
3.90%, 7/10/50	200	213
Commercial Mortgage Trust, Series 2018-COR3, Class A3
4.23%, 5/10/51	200	224
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4
3.51%, 4/15/50	225	236
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.72%, 8/15/48	500	532
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5
3.09%, 1/15/49	100	105
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5
3.50%, 11/15/49	200	214
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4
4.42%, 11/15/51	300	340
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 4/15/51	100	110
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3
2.56%, 3/15/53	200	204
DBJPM Mortgage Trust, Series 2017-C6, Class A5
3.33%, 6/10/50	250	267
DBJPM Mortgage Trust, Series 2020-C9, Class A5
1.93%, 8/15/53	100	98
GS Mortgage Securities Trust, Series 2014-GC20, Class A5
4.00%, 4/10/47	100	105
GS Mortgage Securities Trust, Series 2014-GC24, Class A5
3.93%, 9/10/47	300	317
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.5%continued
Commercial Mortgage-Backed Securities – 1.2%continued
GS Mortgage Securities Trust, Series 2014-GC26, Class A5
3.63%, 11/10/47	$250	$263
GS Mortgage Securities Trust, Series 2016-GS3, Class A4
2.85%, 10/10/49	200	208
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	250	268
GS Mortgage Securities Trust, Series 2017-GS8, Class A4
3.47%, 11/10/50	200	216
GS Mortgage Securities Trust, Series 2018-GS9, Class A4
3.99%, 3/10/51	150	166
GS Mortgage Securities Trust, Series 2019-GC40, Class A4
3.16%, 7/10/52	150	160
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.91%, 2/13/53	300	316
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS
3.37%, 12/15/47	50	51
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4
4.00%, 4/15/47	500	523
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5
3.80%, 7/15/47	500	523
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A5
3.64%, 11/15/47	200	211
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class A5
3.82%, 7/15/48	200	214
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C2, Class A4
3.14%, 6/15/49	100	105

NORTHERN FUNDS QUARTERLY REPORT     11    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.5%continued
Commercial Mortgage-Backed Securities – 1.2%continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3
3.14%, 12/15/49	$150	$158
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5
2.87%, 8/15/49	200	208
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS
3.14%, 8/15/49	100	104
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	300	324
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C7, Class A5
3.41%, 10/15/50	200	215
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5
3.45%, 9/15/50	100	107
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	200	216
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5
2.18%, 5/13/53	1,000	999
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4
4.15%, 8/15/46(1) (2)	200	206
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5
4.06%, 2/15/47	200	210
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5
3.53%, 10/15/48	100	106
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.5%continued
Commercial Mortgage-Backed Securities – 1.2%continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4
3.33%, 5/15/49	$250	$264
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5
2.86%, 9/15/49	100	104
Morgan Stanley Capital I Trust, Series 2018-H3, Class A5
4.18%, 7/15/51	150	168
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	100	114
Morgan Stanley Capital I Trust, Series 2018-L1, Class A4
4.41%, 10/15/51	200	227
Morgan Stanley Capital I Trust, Series 2019-H7, Class A4
3.26%, 7/15/52	250	269
Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4
2.04%, 7/15/53	500	492
Morgan Stanley Capital I Trust, Series 2020-L4, Class A3
2.70%, 2/15/53	200	208
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	200	217
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.46%, 6/15/50	250	266
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4
3.49%, 8/15/50	250	268
UBS Commercial Mortgage Trust, Series 2017-C3, Class A4
3.43%, 8/15/50	175	186
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5
3.58%, 12/15/50	100	108
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	150	163

FIXED INCOME AND MONEY MARKET FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.5%continued
Commercial Mortgage-Backed Securities – 1.2%continued
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	$200	$224
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
4.24%, 6/15/51	150	167
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4
4.33%, 10/15/51	200	226
UBS Commercial Mortgage Trust, Series 2018-C14, Class A4
4.45%, 12/15/51	100	114
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	150	166
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4
4.12%, 3/15/51	100	110
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 2/15/48	100	104
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4
3.66%, 9/15/58	250	266
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5
3.18%, 4/15/50	200	209
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5
3.77%, 7/15/58	300	320
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4
3.72%, 12/15/48	350	375
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4
3.56%, 1/15/59	200	214
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4
3.43%, 3/15/59	250	266
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	100	104
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4
3.07%, 11/15/59	250	260
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.5%continued
Commercial Mortgage-Backed Securities – 1.2%continued
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4
2.94%, 10/15/49	$200	$210
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4
2.92%, 11/15/49	150	157
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 9/15/50	250	269
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4
3.58%, 10/15/50	100	108
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	100	109
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4
4.01%, 3/15/51	150	166
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class A5
4.21%, 5/15/51	155	174
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5
4.30%, 1/15/52	100	114
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5
3.73%, 5/15/52	200	220
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class A5
2.73%, 2/15/53	100	104
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5
2.45%, 6/15/53	500	510
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class ASB
2.84%, 3/15/48	92	93
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class A4
3.00%, 5/15/45	500	509
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5
3.34%, 6/15/46	150	154
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5
3.63%, 11/15/47	250	263

NORTHERN FUNDS QUARTERLY REPORT     13    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.5%continued
Commercial Mortgage-Backed Securities – 1.2%continued
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5
4.05%, 3/15/47	$100	$105
		36,603
Credit Card – 0.1%
American Express Credit Account Master Trust, Series 2021-1, Class A
0.90%, 11/15/26	225	224
BA Credit Card Trust, Series 2020-A1, Class A1
0.34%, 5/15/26	150	148
BA Credit Card Trust, Series 2021-A1, Class A
0.44%, 9/15/26	200	197
Barclays Dryrock Issuance Trust, Series 2021-1, Class A
0.63%, 7/15/27	200	197
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3
2.06%, 8/15/28	250	257
Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1
0.55%, 7/15/26	150	148
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2
1.39%, 7/15/30	150	147
Capital One Multi-Asset Execution Trust, Series 2021-A3, Class A3
1.04%, 11/16/26	200	200
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	150	207
Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3
3.29%, 5/23/25	100	104
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	200	229
Discover Card Execution Note Trust, Series 2021-A1, Class A1
0.58%, 9/15/26	150	148
Discover Card Execution Note Trust, Series 2021-A2, Class A2
1.03%, 9/15/28	100	99
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.5%continued
Credit Card – 0.1%continued
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A
3.47%, 5/15/26	$100	$104
		2,409
Other – 0.0%
AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3
2.84%, 3/1/26	67	70
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3
4.24%, 8/15/23	25	25
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3
3.03%, 10/15/25	103	106
CNH Equipment Trust, Series 2021-B, Class A3
0.44%, 8/17/26	150	148
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3
4.38%, 11/1/23	25	25
John Deere Owner Trust, Series 2021-B, Class A3
0.52%, 3/16/26	150	148
John Deere Owner Trust, Series 2021-B, Class A4
0.74%, 5/15/28	75	74
PSNH Funding LLC 3, Series 2018-1, Class A3
3.81%, 2/1/35	100	113
Verizon Master Trust, Series 2021-1, Class A
0.50%, 5/20/27	200	198
Verizon Master Trust, Series 2021-2, Class A
0.99%, 4/20/28	200	199
Verizon Owner Trust, Series 2020-C, Class A
0.41%, 4/21/25	400	398
		1,504
Total Asset-Backed Securities
(Cost $46,187)		47,514

FIXED INCOME AND MONEY MARKET FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 21.4%
Advertising & Marketing – 0.0%
Interpublic Group of (The) Cos., Inc.,
4.75%, 3/30/30	$300	$349
Omnicom Group, Inc./Omnicom Capital, Inc.,
3.60%, 4/15/26	525	563
		912
Aerospace & Defense – 0.5%
Boeing (The) Co.,
4.51%, 5/1/23	720	752
2.85%, 10/30/24	110	114
4.88%, 5/1/25	228	250
2.20%, 2/4/26	187	187
3.25%, 3/1/28	55	57
3.20%, 3/1/29	110	113
2.95%, 2/1/30	250	255
6.13%, 2/15/33	135	171
6.63%, 2/15/38	100	135
5.88%, 2/15/40	1,175	1,508
5.81%, 5/1/50	1,060	1,440
General Dynamics Corp.,
2.13%, 8/15/26	350	360
4.25%, 4/1/40	1,000	1,224
2.85%, 6/1/41	160	165
L3Harris Technologies, Inc.,
4.40%, 6/15/28	449	504
Lockheed Martin Corp.,
3.55%, 1/15/26	600	650
3.60%, 3/1/35	135	151
4.07%, 12/15/42	868	1,025
3.80%, 3/1/45	230	264
4.09%, 9/15/52	20	25
Northrop Grumman Corp.,
3.25%, 1/15/28	1,000	1,071
5.05%, 11/15/40	250	324
4.75%, 6/1/43	250	315
4.03%, 10/15/47	60	71
Precision Castparts Corp.,
2.50%, 1/15/23	500	507
3.90%, 1/15/43	100	116
4.38%, 6/15/45	350	434
Raytheon Technologies Corp.,
3.50%, 3/15/27	500	536
4.13%, 11/16/28	750	840
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Aerospace & Defense – 0.5%continued
4.70%, 12/15/41	$100	$123
4.50%, 6/1/42	450	561
3.75%, 11/1/46	750	838
		15,086
Airlines – 0.1%
Southwest Airlines Co. Pass Through Trust, Series 2007-1,
6.15%, 8/1/22	72	74
United Airlines Pass Through Trust, Series 2019-1, Class AA,
4.15%, 8/25/31	1,639	1,791
		1,865
Apparel & Textile Products – 0.1%
NIKE, Inc.,
2.38%, 11/1/26	156	163
2.75%, 3/27/27	1,094	1,160
3.25%, 3/27/40	75	82
3.38%, 11/1/46	500	558
		1,963
Auto Parts Manufacturing – 0.0%
BorgWarner, Inc.,
4.38%, 3/15/45	170	198
Automobiles Manufacturing – 0.4%
American Honda Finance Corp.,
3.63%, 10/10/23	500	524
2.40%, 6/27/24	80	82
Daimler Finance North America LLC,
8.50%, 1/18/31	175	260
General Motors Co.,
6.13%, 10/1/25	647	744
6.80%, 10/1/27	118	145
5.00%, 10/1/28	235	270
5.00%, 4/1/35	500	591
6.25%, 10/2/43	1,050	1,441
6.75%, 4/1/46	145	208
5.40%, 4/1/48	267	342
General Motors Financial Co., Inc.,
3.70%, 5/9/23	1,050	1,081
2.70%, 8/20/27	740	753
5.65%, 1/17/29	150	178
Harley-Davidson, Inc.,
4.63%, 7/28/45	670	714

NORTHERN FUNDS QUARTERLY REPORT     15    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Automobiles Manufacturing – 0.4%continued
Toyota Motor Credit Corp.,
2.70%, 1/11/23	$625	$639
2.90%, 3/30/23	3,000	3,083
2.25%, 10/18/23	545	559
		11,614
Banks – 0.8%
Bank of America N.A.,
6.00%, 10/15/36	250	343
Discover Bank,
2.70%, 2/6/30	250	253
Fifth Third Bancorp,
3.65%, 1/25/24	570	597
8.25%, 3/1/38	275	452
HSBC Bank U.S.A. N.A.,
7.00%, 1/15/39	350	545
HSBC U.S.A., Inc.,
3.50%, 6/23/24	1,000	1,055
Huntington National Bank (The),
3.55%, 10/6/23	1,000	1,044
KeyBank N.A.,
1.25%, 3/10/23	1,500	1,509
3.30%, 6/1/25	250	266
M&T Bank Corp.,
3.55%, 7/26/23	100	104
PNC Bank N.A.,
2.95%, 1/30/23	500	511
3.80%, 7/25/23	1,000	1,042
PNC Financial Services Group (The), Inc.,
3.15%, 5/19/27	1,000	1,078
Truist Bank,
3.00%, 2/2/23	1,361	1,391
2.75%, 5/1/23	350	359
3.63%, 9/16/25	250	268
4.05%, 11/3/25	600	655
3.80%, 10/30/26	250	273
Truist Financial Corp.,
2.85%, 10/26/24	573	599
3.70%, 6/5/25	427	459
U.S. Bancorp,
3.60%, 9/11/24	350	372
2.38%, 7/22/26	455	472
3.90%, 4/26/28	545	611
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Banks – 0.8%continued
U.S. Bank N.A.,
2.80%, 1/27/25	$250	$261
Wells Fargo & Co.,
3.45%, 2/13/23	125	129
4.13%, 8/15/23	200	210
3.30%, 9/9/24	736	774
3.00%, 2/19/25	655	684
3.00%, 4/22/26	800	841
3.00%, 10/23/26	959	1,008
4.30%, 7/22/27	110	123
(Variable, ICE LIBOR USD 3M + 1.31%), 3.58%, 5/22/28 (3)	585	629
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (3)	565	575
3.90%, 5/1/45	950	1,090
4.40%, 6/14/46	850	1,011
(Variable, U.S. SOFR + 4.50%), 5.01%, 4/4/51 (3)	2,500	3,426
Wells Fargo Bank N.A.,
5.85%, 2/1/37	250	335
6.60%, 1/15/38	300	436
		25,790
Biotechnology – 0.2%
Amgen, Inc.,
3.20%, 11/2/27	100	108
2.45%, 2/21/30	150	153
5.15%, 11/15/41	126	161
2.77%, 9/1/53	1,876	1,760
Baxalta, Inc.,
4.00%, 6/23/25	225	243
Biogen, Inc.,
4.05%, 9/15/25	55	60
2.25%, 5/1/30	40	39
3.15%, 5/1/50	25	24
3.25%, 2/15/51 (4)	87	86
Gilead Sciences, Inc.,
3.50%, 2/1/25	250	264
3.65%, 3/1/26	2,000	2,156
4.00%, 9/1/36	1,000	1,152
4.80%, 4/1/44	245	310
4.50%, 2/1/45	150	183
4.75%, 3/1/46	210	267
		6,966

FIXED INCOME AND MONEY MARKET FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Cable & Satellite – 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	$625	$688
3.75%, 2/15/28	1,267	1,358
2.25%, 1/15/29	523	511
5.05%, 3/30/29	305	349
2.80%, 4/1/31	715	707
5.75%, 4/1/48	520	650
4.80%, 3/1/50	980	1,101
3.90%, 6/1/52	1,000	1,006
Comcast Corp.,
3.38%, 2/15/25	145	154
2.35%, 1/15/27	361	374
3.30%, 2/1/27	965	1,037
2.65%, 2/1/30	1,247	1,295
3.40%, 4/1/30	1,370	1,497
4.25%, 10/15/30	412	476
4.25%, 1/15/33	775	908
7.05%, 3/15/33	140	202
4.20%, 8/15/34	775	913
5.65%, 6/15/35	1,005	1,331
4.00%, 8/15/47	40	46
4.00%, 11/1/49	46	53
2.89%, 11/1/51 (4)	44	43
4.05%, 11/1/52	361	423
2.94%, 11/1/56 (4)	1,213	1,161
2.99%, 11/1/63 (4)	2,279	2,173
TCI Communications, Inc.,
7.88%, 2/15/26	755	940
Time Warner Cable LLC,
6.55%, 5/1/37	68	89
7.30%, 7/1/38	705	1,000
6.75%, 6/15/39	130	178
5.50%, 9/1/41	75	91
Time Warner Entertainment Co. L.P.,
8.38%, 7/15/33	260	379
		21,133
Chemicals – 0.3%
Air Products and Chemicals, Inc.,
2.75%, 2/3/23	250	255
Dow Chemical (The) Co.,
4.55%, 11/30/25	4	4
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Chemicals – 0.3%continued
7.38%, 11/1/29	$46	$62
4.25%, 10/1/34	470	543
9.40%, 5/15/39	174	313
5.25%, 11/15/41	400	513
DuPont de Nemours, Inc.,
4.73%, 11/15/28	580	672
5.32%, 11/15/38	208	269
5.42%, 11/15/48	1,000	1,401
Eastman Chemical Co.,
4.80%, 9/1/42	200	240
4.65%, 10/15/44	100	120
Ecolab, Inc.,
2.70%, 11/1/26	70	73
International Flavors & Fragrances, Inc.,
5.00%, 9/26/48	67	86
Linde, Inc.,
2.70%, 2/21/23	250	254
Lubrizol (The) Corp.,
6.50%, 10/1/34	50	72
Mosaic (The) Co.,
5.45%, 11/15/33	250	310
4.88%, 11/15/41	100	117
PPG Industries, Inc.,
3.20%, 3/15/23	500	513
RPM International, Inc.,
3.75%, 3/15/27	100	109
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	205	222
2.95%, 8/15/29	438	461
2.30%, 5/15/30	153	153
2.20%, 3/15/32	204	202
4.55%, 8/1/45	30	37
Westlake Chemical Corp.,
3.60%, 8/15/26	950	1,019
		8,020
Commercial Finance – 0.1%
Air Lease Corp.,
3.00%, 9/15/23	113	116
4.25%, 9/15/24	258	274
3.25%, 3/1/25	163	169
2.88%, 1/15/26	257	265
1.88%, 8/15/26	78	77
2.10%, 9/1/28	131	126

NORTHERN FUNDS QUARTERLY REPORT     17    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Commercial Finance – 0.1%continued
4.63%, 10/1/28	$255	$282
3.25%, 10/1/29	500	511
GATX Corp.,
3.50%, 3/15/28	500	538
5.20%, 3/15/44	35	44
		2,402
Communications Equipment – 0.5%
Apple, Inc.,
2.40%, 5/3/23	5	5
3.00%, 2/9/24	1,320	1,375
2.85%, 5/11/24	1,570	1,635
2.75%, 1/13/25	1,158	1,210
2.50%, 2/9/25	55	57
1.13%, 5/11/25	107	107
2.45%, 8/4/26	225	235
3.35%, 2/9/27	370	402
3.20%, 5/11/27	540	583
2.90%, 9/12/27	1,625	1,733
2.20%, 9/11/29	1,000	1,025
3.85%, 5/4/43	230	272
4.45%, 5/6/44	75	96
4.38%, 5/13/45	195	247
4.65%, 2/23/46	250	329
3.75%, 11/13/47	25	29
2.95%, 9/11/49	700	724
2.65%, 5/11/50	2,000	1,974
Cisco Systems, Inc.,
2.20%, 9/20/23	235	241
2.95%, 2/28/26	375	399
5.90%, 2/15/39	600	863
5.50%, 1/15/40	90	126
Corning, Inc.,
5.75%, 8/15/40	170	230
5.35%, 11/15/48	500	692
Juniper Networks, Inc.,
5.95%, 3/15/41	100	133
		14,722
Construction Materials Manufacturing – 0.1%
Carlisle Cos., Inc.,
2.75%, 3/1/30	500	510
Martin Marietta Materials, Inc.,
3.45%, 6/1/27	500	533
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Construction Materials Manufacturing – 0.1%continued
Owens Corning,
3.40%, 8/15/26	$400	$424
3.88%, 6/1/30	500	546
		2,013
Consumer Finance – 0.6%
American Express Co.,
3.70%, 8/3/23	500	521
3.00%, 10/30/24	220	231
3.63%, 12/5/24	1,125	1,202
3.13%, 5/20/26	500	529
Capital One Financial Corp.,
3.20%, 1/30/23	400	410
3.90%, 1/29/24	273	287
3.75%, 4/24/24	1,000	1,054
3.30%, 10/30/24	777	818
3.75%, 7/28/26	505	542
3.75%, 3/9/27	250	271
Discover Financial Services,
4.50%, 1/30/26	500	548
Fiserv, Inc.,
3.85%, 6/1/25	45	48
3.50%, 7/1/29	1,865	2,008
4.40%, 7/1/49	500	598
Mastercard, Inc.,
3.35%, 3/26/30	3,000	3,303
3.80%, 11/21/46	500	593
PayPal Holdings, Inc.,
2.85%, 10/1/29	1,500	1,580
Synchrony Financial,
4.25%, 8/15/24	570	604
3.95%, 12/1/27	635	682
Visa, Inc.,
3.15%, 12/14/25	1,250	1,333
4.15%, 12/14/35	1,000	1,199
3.65%, 9/15/47	125	146
		18,507
Consumer Products – 0.2%
Church & Dwight Co., Inc.,
3.95%, 8/1/47	100	117
Colgate-Palmolive Co.,
2.10%, 5/1/23	400	408
Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37	100	141

FIXED INCOME AND MONEY MARKET FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Consumer Products – 0.2%continued
4.38%, 6/15/45	$150	$189
4.15%, 3/15/47	70	88
Kimberly-Clark Corp.,
6.63%, 8/1/37	350	530
3.20%, 7/30/46	125	137
Procter & Gamble (The) Co.,
3.10%, 8/15/23	250	260
3.00%, 3/25/30	1,500	1,632
Unilever Capital Corp.,
2.00%, 7/28/26	1,000	1,023
5.90%, 11/15/32	125	168
		4,693
Containers & Packaging – 0.1%
International Paper Co.,
7.30%, 11/15/39	45	69
6.00%, 11/15/41	480	664
Packaging Corp. of America,
3.65%, 9/15/24	250	264
WestRock MWV LLC,
7.95%, 2/15/31	100	141
WRKCo, Inc.,
4.90%, 3/15/29	350	408
		1,546
Design, Manufacturing & Distribution – 0.0%
Arrow Electronics, Inc.,
3.88%, 1/12/28	250	271
Diversified Banks – 1.8%
Bank of America Corp.,
3.30%, 1/11/23	525	539
4.10%, 7/24/23	52	55
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23 (3)	1,379	1,408
4.13%, 1/22/24	72	77
(Variable, ICE LIBOR USD 3M + 0.78%), 3.55%, 3/5/24 (3)	1,320	1,359
4.20%, 8/26/24	280	300
4.00%, 1/22/25	1,595	1,704
(Variable, ICE LIBOR USD 3M + 0.97%), 3.46%, 3/15/25 (3)	28	29
3.95%, 4/21/25	1,375	1,470
(Variable, U.S. SOFR + 0.65%), 1.53%, 12/6/25 (3)	405	406
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Diversified Banks – 1.8%continued
(Variable, ICE LIBOR USD 3M + 0.81%), 3.37%, 1/23/26 (3)	$1,000	$1,052
(Variable, ICE LIBOR USD 3M + 0.64%), 2.02%, 2/13/26 (3)	760	770
4.45%, 3/3/26	500	551
3.50%, 4/19/26	147	158
4.25%, 10/22/26	47	52
(Variable, U.S. SOFR + 0.96%), 1.73%, 7/22/27 (3)	907	901
4.18%, 11/25/27	53	58
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28 (3)	1,086	1,160
(Variable, U.S. SOFR + 1.06%), 2.09%, 6/14/29 (3)	220	219
(Variable, ICE LIBOR USD 3M + 1.21%), 3.97%, 2/7/30 (3)	585	645
(Variable, ICE LIBOR USD 3M + 0.99%), 2.50%, 2/13/31 (3)	5,000	5,018
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (3)	380	386
6.11%, 1/29/37	150	202
5.00%, 1/21/44	390	514
(Variable, ICE LIBOR USD 3M + 1.19%), 3.95%, 1/23/49 (3)	790	925
(Variable, ICE LIBOR USD 3M + 1.52%), 4.33%, 3/15/50 (3)	755	937
(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 3/20/51 (3)	810	977
Citigroup, Inc.,
3.38%, 3/1/23	103	106
3.88%, 10/25/23	109	115
3.75%, 6/16/24	909	965
3.88%, 3/26/25	1,730	1,847
(Variable, ICE LIBOR USD 3M + 0.90%), 3.35%, 4/24/25 (3)	47	49
5.50%, 9/13/25	350	396
4.60%, 3/9/26	205	226
(Variable, U.S. SOFR + 2.84%), 3.11%, 4/8/26 (3)	2,000	2,098
3.20%, 10/21/26	596	632
4.30%, 11/20/26	825	913
4.45%, 9/29/27	170	190
(Variable, ICE LIBOR USD 3M + 1.39%), 3.67%, 7/24/28 (3)	710	766
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (3)	2,000	2,286

NORTHERN FUNDS QUARTERLY REPORT     19    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Diversified Banks – 1.8%continued
(Variable, U.S. SOFR + 2.11%), 2.57%, 6/3/31 (3)	$750	$757
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (3)	1,000	1,006
6.63%, 6/15/32	100	133
6.00%, 10/31/33	350	452
6.13%, 8/25/36	125	171
8.13%, 7/15/39	680	1,152
5.88%, 1/30/42	30	43
4.75%, 5/18/46	530	654
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 0.89%), 3.80%, 7/23/24 (3)	40	42
3.88%, 9/10/24	2,250	2,387
3.90%, 7/15/25	1,315	1,424
7.75%, 7/15/25	54	65
(Variable, U.S. SOFR + 1.59%), 2.01%, 3/13/26 (3)	40	41
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (3)	3,000	3,046
3.20%, 6/15/26	500	530
2.95%, 10/1/26	485	512
(Variable, U.S. SOFR + 0.89%), 1.58%, 4/22/27 (3)	70	69
8.00%, 4/29/27	750	971
3.63%, 12/1/27	705	760
(Variable, ICE LIBOR USD 3M + 1.34%), 3.78%, 2/1/28 (3)	500	542
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 1/23/29 (3)	310	332
(Variable, U.S. SOFR + 1.02%), 2.07%, 6/1/29 (3)	190	189
(Variable, U.S. SOFR + 2.52%), 2.96%, 5/13/31 (3)	545	565
6.40%, 5/15/38	359	523
5.60%, 7/15/41	405	562
(Variable, U.S. SOFR + 1.51%), 2.53%, 11/19/41 (3)	785	749
5.40%, 1/6/42	100	136
5.63%, 8/16/43	150	210
4.95%, 6/1/45	630	822
(Variable, ICE LIBOR USD 3M + 1.58%), 4.26%, 2/22/48 (3)	285	350
(Variable, ICE LIBOR USD 3M + 1.38%), 3.96%, 11/15/48 (3)	740	871
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Diversified Banks – 1.8%continued
(Variable, ICE LIBOR USD 3M + 1.22%), 3.90%, 1/23/49 (3)	$1,500	$1,746
(Variable, U.S. SOFR + 2.44%), 3.11%, 4/22/51 (3)	1,500	1,556
		55,829
Educational Services – 0.1%
California Institute of Technology,
4.70%, 11/1/11 (5)	110	163
Duke University,
2.68%, 10/1/44	200	202
Emory University,
2.97%, 9/1/50	500	527
Johns Hopkins University,
4.08%, 7/1/53	100	132
Massachusetts Institute of Technology,
5.60%, 7/1/11 (5)	190	334
4.68%, 7/1/14 (6)	15	22
3.89%, 7/1/16 (7)	300	376
Northwestern University,
4.64%, 12/1/44	50	65
President and Fellows of Harvard College,
2.52%, 10/15/50	1,000	1,007
Trustees of the University of Pennsylvania (The),
4.67%, 9/1/12 (8)	100	153
University of Southern California,
2.81%, 10/1/50	500	509
		3,490
Electrical Equipment Manufacturing – 0.1%
Carrier Global Corp.,
2.72%, 2/15/30	1,000	1,022
Otis Worldwide Corp.,
3.36%, 2/15/50	500	529
Rockwell Automation, Inc.,
4.20%, 3/1/49	100	126
		1,677
Entertainment Content – 0.4%
Discovery Communications LLC,
2.95%, 3/20/23	58	59
3.95%, 6/15/25	230	245
4.13%, 5/15/29	237	262
3.63%, 5/15/30	1,223	1,309

FIXED INCOME AND MONEY MARKET FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Entertainment Content – 0.4%continued
5.30%, 5/15/49	$145	$182
Fox Corp.,
5.58%, 1/25/49	1,000	1,369
NBCUniversal Media LLC,
4.45%, 1/15/43	397	483
ViacomCBS, Inc.,
3.88%, 4/1/24	245	258
3.70%, 8/15/24	565	598
4.75%, 5/15/25	260	285
4.20%, 5/19/32	1,000	1,129
4.38%, 3/15/43	490	559
5.85%, 9/1/43	300	405
5.25%, 4/1/44	30	38
Walt Disney (The) Co.,
3.70%, 9/15/24	915	973
6.40%, 12/15/35	31	45
4.13%, 12/1/41	105	125
3.70%, 12/1/42	395	449
4.95%, 10/15/45	500	660
2.75%, 9/1/49	1,000	971
3.60%, 1/13/51	2,000	2,270
		12,674
Exploration & Production – 0.2%
Burlington Resources LLC,
7.40%, 12/1/31	120	172
5.95%, 10/15/36	125	170
ConocoPhillips,
5.90%, 5/15/38	280	386
4.88%, 10/1/47 (4)	1,000	1,321
ConocoPhillips Co.,
4.95%, 3/15/26	120	136
6.95%, 4/15/29	465	612
Coterra Energy, Inc.,
4.38%, 3/15/29 (4)	200	224
Devon Energy Corp.,
5.85%, 12/15/25	660	755
EOG Resources, Inc.,
2.63%, 3/15/23	670	682
3.15%, 4/1/25	145	152
Hess Corp.,
7.13%, 3/15/33	690	923
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Exploration & Production – 0.2%continued
Marathon Oil Corp.,
6.80%, 3/15/32	$175	$226
5.20%, 6/1/45	500	600
		6,359
Financial Services – 1.1%
Ameriprise Financial, Inc.,
3.70%, 10/15/24	500	534
3.00%, 4/2/25	250	261
2.88%, 9/15/26	435	458
Ares Capital Corp.,
3.88%, 1/15/26	620	654
Bank of New York Mellon (The) Corp.,
2.20%, 8/16/23	285	291
3.25%, 5/16/27	500	539
(Variable, ICE LIBOR USD 3M + 1.07%), 3.44%, 2/7/28 (3)	1,000	1,074
BlackRock, Inc.,
3.50%, 3/18/24	250	264
2.40%, 4/30/30	500	515
1.90%, 1/28/31	220	217
Charles Schwab (The) Corp.,
2.65%, 1/25/23	175	178
3.63%, 4/1/25	250	266
3.45%, 2/13/26	280	301
3.20%, 3/2/27	500	534
CME Group, Inc.,
3.75%, 6/15/28	300	334
5.30%, 9/15/43	45	63
Goldman Sachs Group (The), Inc.,
3.63%, 1/22/23	90	93
3.75%, 5/22/25	2,690	2,872
(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 9/29/25 (3)	186	195
3.75%, 2/25/26	2,575	2,774
3.50%, 11/16/26	735	784
(Variable, U.S. SOFR + 0.79%), 1.09%, 12/9/26 (3)	55	54
5.95%, 1/15/27	80	94
3.85%, 1/26/27	125	134
(Variable, U.S. SOFR + 0.80%), 1.43%, 3/9/27 (3)	314	308
(Variable, ICE LIBOR USD 3M + 1.51%), 3.69%, 6/5/28 (3)	1,000	1,078

NORTHERN FUNDS QUARTERLY REPORT     21    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Financial Services – 1.1%continued
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 4/23/29 (3)	$70	$76
6.75%, 10/1/37	615	874
(Variable, ICE LIBOR USD 3M + 1.43%), 4.41%, 4/23/39 (3)	1,020	1,221
6.25%, 2/1/41	300	437
(Variable, U.S. SOFR + 1.51%), 3.21%, 4/22/42 (3)	1,000	1,040
4.80%, 7/8/44	350	448
Intercontinental Exchange, Inc.,
2.65%, 9/15/40	1,620	1,569
Legg Mason, Inc.,
5.63%, 1/15/44	269	370
Morgan Stanley,
4.10%, 5/22/23	580	604
3.88%, 4/29/24	476	505
3.70%, 10/23/24	310	330
4.00%, 7/23/25	2,204	2,390
6.25%, 8/9/26	100	119
3.63%, 1/20/27	124	134
3.95%, 4/23/27	1,190	1,309
(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (3)	980	970
(Variable, ICE LIBOR USD 3M + 1.34%), 3.59%, 7/22/28 (3)	1,000	1,079
(Variable, U.S. SOFR + 1.02%), 1.93%, 4/28/32 (3)	66	63
6.38%, 7/24/42	300	456
4.30%, 1/27/45	1,095	1,351
(Variable, U.S. SOFR + 4.84%), 5.60%, 3/24/51 (3)	1,000	1,499
Owl Rock Capital Corp.,
3.75%, 7/22/25	300	311
State Street Corp.,
3.10%, 5/15/23	225	232
3.70%, 11/20/23	340	358
3.30%, 12/16/24	330	351
		32,965
Food & Beverage – 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	1,980	2,510
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Food & Beverage – 0.8%continued
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 1/23/29	$915	$1,066
3.50%, 6/1/30	2,085	2,287
8.20%, 1/15/39	750	1,220
8.00%, 11/15/39	310	502
4.95%, 1/15/42	190	239
4.60%, 4/15/48	1,520	1,863
Brown-Forman Corp.,
4.50%, 7/15/45	200	256
Campbell Soup Co.,
3.65%, 3/15/23	86	89
Coca-Cola (The) Co.,
3.38%, 3/25/27	661	714
1.00%, 3/15/28	80	77
1.65%, 6/1/30	99	96
2.00%, 3/5/31	1,000	998
Conagra Brands, Inc.,
1.38%, 11/1/27	85	81
7.00%, 10/1/28	200	260
4.85%, 11/1/28	100	115
5.30%, 11/1/38	1,000	1,268
Constellation Brands, Inc.,
4.40%, 11/15/25	188	206
3.60%, 2/15/28	95	103
3.15%, 8/1/29	262	277
2.88%, 5/1/30	89	91
2.25%, 8/1/31	284	278
5.25%, 11/15/48	167	220
General Mills, Inc.,
3.65%, 2/15/24	75	79
2.88%, 4/15/30	434	453
2.25%, 10/14/31	216	214
Hershey (The) Co.,
2.30%, 8/15/26	365	378
Ingredion, Inc.,
3.20%, 10/1/26	250	265
J.M. Smucker (The) Co.,
3.50%, 3/15/25	500	533
4.38%, 3/15/45	250	302
Kellogg Co.,
4.50%, 4/1/46	750	933
Keurig Dr. Pepper, Inc.,
2.55%, 9/15/26	185	191

FIXED INCOME AND MONEY MARKET FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Food & Beverage – 0.8%continued
4.42%, 12/15/46	$450	$535
Molson Coors Beverage Co.,
3.00%, 7/15/26	170	178
5.00%, 5/1/42	275	333
4.20%, 7/15/46	300	334
PepsiCo, Inc.,
2.75%, 4/30/25	500	523
2.63%, 3/19/27	160	168
2.63%, 7/29/29	118	124
2.75%, 3/19/30	205	217
1.63%, 5/1/30	77	75
1.95%, 10/21/31	3,000	3,002
Tyson Foods, Inc.,
5.15%, 8/15/44	455	591
		24,244
Forest & Paper Products Manufacturing – 0.0%
Georgia-Pacific LLC,
8.00%, 1/15/24	500	568
7.75%, 11/15/29	500	699
		1,267
Hardware – 0.1%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23	73	77
5.85%, 7/15/25	2,000	2,268
4.90%, 10/1/26	66	74
5.30%, 10/1/29	236	277
8.35%, 7/15/46	223	372
Hewlett Packard Enterprise Co.,
1.75%, 4/1/26	160	160
6.35%, 10/15/45	200	269
HP, Inc.,
6.00%, 9/15/41	275	366
NetApp, Inc.,
3.30%, 9/29/24	160	167
		4,030
Health Care Facilities & Services – 0.6%
Advocate Health & Hospitals Corp.,
3.01%, 6/15/50	265	274
AHS Hospital Corp.,
5.02%, 7/1/45	100	137
AmerisourceBergen Corp.,
3.25%, 3/1/25	135	142
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Health Care Facilities & Services – 0.6%continued
4.25%, 3/1/45	$60	$69
4.30%, 12/15/47	1,000	1,182
Ascension Health,
2.53%, 11/15/29	750	779
Cardinal Health, Inc.,
3.75%, 9/15/25	250	268
4.60%, 3/15/43	35	40
4.50%, 11/15/44	710	806
Cigna Corp.,
4.38%, 10/15/28	2,382	2,709
2.38%, 3/15/31	518	521
4.80%, 7/15/46	580	734
4.90%, 12/15/48	460	596
CommonSpirit Health,
3.82%, 10/1/49	1,000	1,135
CVS Health Corp.,
3.88%, 7/20/25	148	159
4.30%, 3/25/28	322	362
3.25%, 8/15/29	1,580	1,686
4.78%, 3/25/38	130	159
4.13%, 4/1/40	40	46
5.30%, 12/5/43	750	993
5.13%, 7/20/45	275	359
5.05%, 3/25/48	980	1,286
Dignity Health,
5.27%, 11/1/64	200	280
HCA, Inc.,
4.50%, 2/15/27	1,780	1,962
2.38%, 7/15/31	250	246
5.50%, 6/15/47	330	433
5.25%, 6/15/49	170	219
Kaiser Foundation Hospitals,
3.27%, 11/1/49	500	537
Laboratory Corp. of America Holdings,
4.70%, 2/1/45	300	366
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	126
NYU Langone Hospitals,
4.37%, 7/1/47	500	583
Quest Diagnostics, Inc.,
3.45%, 6/1/26	115	123

NORTHERN FUNDS QUARTERLY REPORT     23    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Health Care Facilities & Services – 0.6%continued
Sutter Health,
4.09%, 8/15/48	$500	$590
		19,907
Home & Office Products Manufacturing – 0.0%
Leggett & Platt, Inc.,
3.50%, 11/15/27	818	873
Home Improvement – 0.0%
Whirlpool Corp.,
3.70%, 5/1/25	250	267
4.50%, 6/1/46	60	71
		338
Homebuilders – 0.0%
D.R. Horton, Inc.,
2.60%, 10/15/25	510	527
Industrial Other – 0.2%
3M Co.,
3.25%, 2/14/24	456	477
3.05%, 4/15/30	2,000	2,147
Dover Corp.,
2.95%, 11/4/29	10	10
General Electric Co.,
6.75%, 3/15/32	81	111
Honeywell International, Inc.,
3.35%, 12/1/23	260	272
2.50%, 11/1/26	780	817
3.81%, 11/21/47	125	150
Illinois Tool Works, Inc.,
3.50%, 3/1/24	250	262
3.90%, 9/1/42	700	815
Parker-Hannifin Corp.,
3.30%, 11/21/24	500	525
3.25%, 6/14/29	500	530
4.20%, 11/21/34	200	228
4.45%, 11/21/44	500	603
WW Grainger, Inc.,
4.60%, 6/15/45	300	385
		7,332
Integrated Oils – 0.3%
BP Capital Markets America, Inc.,
3.80%, 9/21/25	460	497
3.12%, 5/4/26	535	566
3.02%, 1/16/27	935	988
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Integrated Oils – 0.3%continued
3.54%, 4/6/27	$300	$324
4.23%, 11/6/28	100	113
3.63%, 4/6/30	110	122
3.38%, 2/8/61	500	516
Chevron Corp.,
2.57%, 5/16/23	170	174
2.90%, 3/3/24	29	30
3.33%, 11/17/25	140	149
2.95%, 5/16/26	1,465	1,552
Chevron U.S.A., Inc.,
1.02%, 8/12/27	31	30
Exxon Mobil Corp.,
2.44%, 8/16/29	580	595
2.61%, 10/15/30	385	399
3.00%, 8/16/39	200	203
3.57%, 3/6/45	590	643
4.33%, 3/19/50	1,500	1,848
		8,749
Internet Media – 0.0%
Alphabet, Inc.,
2.05%, 8/15/50	75	67
2.25%, 8/15/60	1,000	896
		963
Leisure Products Manufacturing – 0.0%
Hasbro, Inc.,
3.90%, 11/19/29	110	121
6.35%, 3/15/40	250	346
		467
Life Insurance – 0.3%
Aflac, Inc.,
3.60%, 4/1/30	1,000	1,103
Equitable Holdings, Inc.,
5.00%, 4/20/48	1,000	1,253
Lincoln National Corp.,
3.63%, 12/12/26	265	288
6.30%, 10/9/37	100	140
MetLife, Inc.,
3.00%, 3/1/25	830	873
6.38%, 6/15/34	485	675
6.40%, 12/15/36	150	185
4.13%, 8/13/42	460	547
4.72%, 12/15/44	370	482

FIXED INCOME AND MONEY MARKET FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Life Insurance – 0.3%continued
Principal Financial Group, Inc.,
4.63%, 9/15/42	$40	$50
Prudential Financial, Inc.,
5.70%, 12/14/36	200	269
3.00%, 3/10/40	1,500	1,541
(Variable, ICE LIBOR USD 3M + 3.04%), 5.20%, 3/15/44 (3)	275	286
3.91%, 12/7/47	344	399
3.94%, 12/7/49	335	392
Voya Financial, Inc.,
4.80%, 6/15/46	1,000	1,242
		9,725
Machinery Manufacturing – 0.2%
Caterpillar Financial Services Corp.,
3.75%, 11/24/23	1,000	1,054
2.15%, 11/8/24	210	216
Caterpillar, Inc.,
3.40%, 5/15/24	790	829
3.80%, 8/15/42	185	217
4.30%, 5/15/44	235	298
3.25%, 9/19/49	220	242
Deere & Co.,
5.38%, 10/16/29	250	310
3.75%, 4/15/50	1,500	1,778
Eaton Corp.,
3.10%, 9/15/27	250	266
John Deere Capital Corp.,
2.80%, 3/6/23	500	512
3.05%, 1/6/28	250	268
Trane Technologies Global Holding Co. Ltd.,
5.75%, 6/15/43	150	212
		6,202
Managed Care – 0.3%
Aetna, Inc.,
6.63%, 6/15/36	40	57
6.75%, 12/15/37	150	217
4.50%, 5/15/42	100	118
3.88%, 8/15/47	143	160
Anthem, Inc.,
3.50%, 8/15/24	545	576
2.38%, 1/15/25	755	779
6.38%, 6/15/37	500	710
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Managed Care – 0.3%continued
4.63%, 5/15/42	$525	$654
3.60%, 3/15/51	300	334
Humana, Inc.,
3.95%, 3/15/27	38	42
3.13%, 8/15/29	47	49
UnitedHealth Group, Inc.,
3.50%, 2/15/24	40	42
3.75%, 7/15/25	655	711
3.45%, 1/15/27	1,500	1,633
2.88%, 8/15/29	160	169
5.80%, 3/15/36	250	347
6.63%, 11/15/37	640	960
6.88%, 2/15/38	170	261
4.75%, 7/15/45	500	657
3.13%, 5/15/60	1,000	1,037
		9,513
Mass Merchants – 0.2%
Costco Wholesale Corp.,
2.75%, 5/18/24	750	779
Dollar General Corp.,
3.25%, 4/15/23	900	922
Target Corp.,
2.25%, 4/15/25	1,000	1,031
Walmart, Inc.,
3.30%, 4/22/24	625	655
2.38%, 9/24/29	147	154
1.80%, 9/22/31	2,000	1,982
		5,523
Medical Equipment & Devices Manufacturing – 0.3%
Abbott Laboratories,
2.95%, 3/15/25	1,000	1,050
1.15%, 1/30/28	565	549
4.75%, 11/30/36	555	709
4.75%, 4/15/43	650	848
Agilent Technologies, Inc.,
3.88%, 7/15/23	250	259
Baxter International, Inc.,
3.50%, 8/15/46	350	382
Becton Dickinson and Co.,
4.69%, 12/15/44	239	301
4.67%, 6/6/47	1,000	1,265
Boston Scientific Corp.,
3.85%, 5/15/25	128	138

NORTHERN FUNDS QUARTERLY REPORT     25    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Medical Equipment & Devices Manufacturing – 0.3%continued
7.38%, 1/15/40	$540	$842
Medtronic, Inc.,
3.50%, 3/15/25	232	247
4.38%, 3/15/35	913	1,125
4.63%, 3/15/45	406	533
Stryker Corp.,
3.38%, 11/1/25	250	267
3.50%, 3/15/26	1,000	1,072
4.10%, 4/1/43	50	59
4.38%, 5/15/44	200	243
Thermo Fisher Scientific, Inc.,
1.75%, 10/15/28	38	38
		9,927
Metals & Mining – 0.2%
Barrick North America Finance LLC,
5.70%, 5/30/41	500	681
Newmont Corp.,
5.88%, 4/1/35	100	130
4.88%, 3/15/42	150	188
Nucor Corp.,
4.00%, 8/1/23	250	261
2.98%, 12/15/55	1,275	1,257
Southern Copper Corp.,
3.88%, 4/23/25	100	107
7.50%, 7/27/35	300	429
6.75%, 4/16/40	90	126
5.88%, 4/23/45	1,000	1,373
Steel Dynamics, Inc.,
3.45%, 4/15/30	500	535
		5,087
Oil & Gas Services & Equipment – 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
4.08%, 12/15/47	210	239
Halliburton Co.,
3.80%, 11/15/25	123	132
4.85%, 11/15/35	275	324
6.70%, 9/15/38	780	1,073
7.45%, 9/15/39	160	236
4.75%, 8/1/43	15	17
		2,021
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Pharmaceuticals – 1.1%
AbbVie, Inc.,
3.85%, 6/15/24	$1,000	$1,059
3.80%, 3/15/25	750	799
3.60%, 5/14/25	155	165
3.20%, 5/14/26	250	265
4.25%, 11/14/28	97	110
3.20%, 11/21/29	273	292
4.70%, 5/14/45	3,340	4,156
Bristol-Myers Squibb Co.,
2.90%, 7/26/24	379	397
3.88%, 8/15/25	361	391
3.90%, 2/20/28	1,035	1,154
5.00%, 8/15/45	197	263
4.35%, 11/15/47	1,083	1,338
GlaxoSmithKline Capital, Inc.,
3.38%, 5/15/23	1,000	1,036
3.88%, 5/15/28	1,000	1,120
5.38%, 4/15/34	150	199
6.38%, 5/15/38	530	777
4.20%, 3/18/43	20	24
Johnson & Johnson,
2.45%, 3/1/26	500	522
0.95%, 9/1/27	2,000	1,957
1.30%, 9/1/30	2,000	1,929
4.38%, 12/5/33	250	309
5.95%, 8/15/37	100	145
4.85%, 5/15/41	400	535
3.70%, 3/1/46	970	1,143
Merck & Co., Inc.,
2.75%, 2/10/25	805	843
3.40%, 3/7/29	1,000	1,089
3.60%, 9/15/42	25	28
3.70%, 2/10/45	60	69
2.45%, 6/24/50	1,000	946
Mylan, Inc.,
5.40%, 11/29/43	585	723
Novartis Capital Corp.,
3.40%, 5/6/24	191	202
1.75%, 2/14/25	99	100
2.20%, 8/14/30	1,500	1,524
4.40%, 5/6/44	250	321
Pfizer, Inc.,
2.95%, 3/15/24	250	260

FIXED INCOME AND MONEY MARKET FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Pharmaceuticals – 1.1%continued
3.40%, 5/15/24	$150	$159
2.63%, 4/1/30	2,000	2,110
7.20%, 3/15/39	700	1,132
4.13%, 12/15/46	750	930
Pharmacia LLC,
6.60%, 12/1/28	125	163
Utah Acquisition Sub, Inc.,
3.95%, 6/15/26	285	307
Wyeth LLC,
5.95%, 4/1/37	725	1,023
Zoetis, Inc.,
3.25%, 2/1/23	500	510
3.95%, 9/12/47	450	530
4.45%, 8/20/48	40	51
		33,105
Pipeline – 0.9%
Boardwalk Pipelines L.P.,
4.45%, 7/15/27	1,650	1,807
Enbridge Energy Partners L.P.,
7.50%, 4/15/38	50	75
5.50%, 9/15/40	141	181
Energy Transfer L.P.,
4.05%, 3/15/25	25	27
5.95%, 12/1/25	175	199
3.90%, 7/15/26	125	134
4.40%, 3/15/27	90	97
4.20%, 4/15/27	560	608
5.50%, 6/1/27	266	303
5.25%, 4/15/29	255	292
4.15%, 9/15/29	115	123
6.63%, 10/15/36	900	1,142
7.50%, 7/1/38	310	428
4.95%, 1/15/43	1,000	1,072
5.30%, 4/1/44	15	17
5.35%, 5/15/45	80	92
Enterprise Products Operating LLC,
3.35%, 3/15/23	110	113
3.90%, 2/15/24	820	861
3.95%, 2/15/27	500	545
3.13%, 7/31/29	1,360	1,445
2.80%, 1/31/30	650	678
6.88%, 3/1/33	50	68
7.55%, 4/15/38	515	769
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Pipeline – 0.9%continued
5.95%, 2/1/41	$40	$53
4.20%, 1/31/50	1,000	1,125
Kinder Morgan Energy Partners L.P.,
4.30%, 5/1/24	170	180
7.30%, 8/15/33	175	241
6.55%, 9/15/40	205	276
7.50%, 11/15/40	305	446
6.38%, 3/1/41	35	47
5.63%, 9/1/41	310	382
5.40%, 9/1/44	250	305
Magellan Midstream Partners L.P.,
5.00%, 3/1/26	500	558
5.15%, 10/15/43	20	24
MPLX L.P.,
4.13%, 3/1/27	799	875
2.65%, 8/15/30	556	554
4.70%, 4/15/48	1,000	1,158
ONEOK Partners L.P.,
4.90%, 3/15/25	40	44
6.65%, 10/1/36	80	105
6.20%, 9/15/43	20	26
ONEOK, Inc.,
4.55%, 7/15/28	23	25
4.35%, 3/15/29	12	13
7.15%, 1/15/51	1,000	1,446
Phillips 66 Partners L.P.,
3.61%, 2/15/25	76	80
3.55%, 10/1/26	470	500
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/26	927	1,018
3.55%, 12/15/29	403	418
6.65%, 1/15/37	80	103
5.15%, 6/1/42	130	143
Sabine Pass Liquefaction LLC,
5.63%, 3/1/25	340	378
5.00%, 3/15/27	445	500
4.50%, 5/15/30	610	689
Southern Union Co.,
8.25%, 11/15/29	25	33
Spectra Energy Partners L.P.,
3.38%, 10/15/26	360	382
5.95%, 9/25/43	89	124
4.50%, 3/15/45	70	81

NORTHERN FUNDS QUARTERLY REPORT     27    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Pipeline – 0.9%continued
Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27 (9)	$505	$626
7.00%, 10/15/28	545	696
7.63%, 4/1/37	5	7
Williams (The) Cos., Inc.,
4.55%, 6/24/24	1,452	1,554
3.75%, 6/15/27	548	592
6.30%, 4/15/40	995	1,351
5.80%, 11/15/43	200	261
		28,495
Power Generation – 0.1%
Exelon Generation Co. LLC,
6.25%, 10/1/39	1,000	1,252
5.75%, 10/1/41	430	512
		1,764
Property & Casualty Insurance – 0.5%
Allstate (The) Corp.,
4.50%, 6/15/43	45	55
(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (3)	225	295
American International Group, Inc.,
3.75%, 7/10/25	895	958
4.20%, 4/1/28	460	513
3.40%, 6/30/30	485	525
4.50%, 7/16/44	30	37
4.80%, 7/10/45	15	19
4.38%, 6/30/50	1,000	1,251
4.38%, 1/15/55	105	129
Assurant, Inc.,
4.90%, 3/27/28	215	246
Berkshire Hathaway Finance Corp.,
1.45%, 10/15/30	700	671
5.75%, 1/15/40	255	359
4.40%, 5/15/42	100	122
4.30%, 5/15/43	440	528
Berkshire Hathaway, Inc.,
2.75%, 3/15/23	30	31
3.13%, 3/15/26	745	798
Chubb (The) Corp.,
6.00%, 5/11/37	50	71
6.50%, 5/15/38	85	127
Chubb INA Holdings, Inc.,
3.15%, 3/15/25	295	311
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Property & Casualty Insurance – 0.5%continued
3.35%, 5/3/26	$1,000	$1,073
6.70%, 5/15/36	50	73
4.15%, 3/13/43	100	120
Hanover Insurance Group (The), Inc.,
4.50%, 4/15/26	200	219
Hartford Financial Services Group (The), Inc.,
5.95%, 10/15/36	285	383
Loews Corp.,
2.63%, 5/15/23	250	255
4.13%, 5/15/43	75	87
Marsh & McLennan Cos., Inc.,
3.50%, 6/3/24	75	79
3.50%, 3/10/25	385	408
3.75%, 3/14/26	75	81
2.25%, 11/15/30	255	255
5.88%, 8/1/33	880	1,169
Progressive (The) Corp.,
2.45%, 1/15/27	250	259
4.20%, 3/15/48	500	620
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	110
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	539
5.35%, 11/1/40	10	14
4.00%, 5/30/47	1,015	1,217
3.05%, 6/8/51	80	84
Willis North America, Inc.,
2.95%, 9/15/29	2,000	2,049
		16,140
Railroad – 0.4%
Burlington Northern Santa Fe LLC,
3.75%, 4/1/24	355	374
3.40%, 9/1/24	80	84
3.00%, 4/1/25	325	341
3.65%, 9/1/25	200	215
6.20%, 8/15/36	455	647
5.75%, 5/1/40	1,145	1,593
4.38%, 9/1/42	975	1,188
5.15%, 9/1/43	280	376
CSX Corp.,
3.35%, 11/1/25	25	27
2.60%, 11/1/26	25	26

FIXED INCOME AND MONEY MARKET FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Railroad – 0.4%continued
3.80%, 3/1/28	$770	$847
6.00%, 10/1/36	100	135
6.15%, 5/1/37	190	267
6.22%, 4/30/40	365	521
5.50%, 4/15/41	50	67
3.35%, 9/15/49	1,000	1,060
Norfolk Southern Corp.,
2.90%, 2/15/23	625	635
3.80%, 8/1/28	100	111
3.95%, 10/1/42	20	23
4.45%, 6/15/45	275	338
3.94%, 11/1/47	524	609
3.16%, 5/15/55	137	139
Union Pacific Corp.,
3.50%, 6/8/23	80	83
3.65%, 2/15/24	524	548
3.25%, 8/15/25	30	32
2.40%, 2/5/30	300	306
3.80%, 10/1/51	1,500	1,752
		12,344
Real Estate – 0.7%
Alexandria Real Estate Equities, Inc.,
3.95%, 1/15/28	2,000	2,210
American Campus Communities Operating Partnership L.P.,
3.75%, 4/15/23	250	257
4.13%, 7/1/24	100	107
American Tower Corp.,
3.50%, 1/31/23	210	216
4.00%, 6/1/25	56	60
3.38%, 10/15/26	46	49
3.13%, 1/15/27	185	194
3.60%, 1/15/28	59	64
1.50%, 1/31/28	39	37
3.95%, 3/15/29	40	44
3.80%, 8/15/29	1,500	1,633
AvalonBay Communities, Inc.,
3.90%, 10/15/46	500	592
Boston Properties L.P.,
3.13%, 9/1/23	135	139
3.80%, 2/1/24	910	952
2.90%, 3/15/30	90	92
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Real Estate – 0.7%continued
Brandywine Operating Partnership L.P.,
4.55%, 10/1/29	$235	$262
Crown Castle International Corp.,
3.15%, 7/15/23	200	206
4.30%, 2/15/29	1,000	1,117
5.20%, 2/15/49	500	644
CubeSmart L.P.,
3.13%, 9/1/26	250	262
Digital Realty Trust L.P.,
3.60%, 7/1/29	500	542
Duke Realty L.P.,
1.75%, 7/1/30	500	476
Equinix, Inc.,
2.15%, 7/15/30	2,000	1,945
ERP Operating L.P.,
3.50%, 3/1/28	1,000	1,087
4.50%, 6/1/45	55	69
Essex Portfolio L.P.,
3.25%, 5/1/23	50	51
3.88%, 5/1/24	200	210
4.00%, 3/1/29	300	332
Healthcare Realty Trust, Inc.,
2.40%, 3/15/30	149	148
2.05%, 3/15/31	106	101
Healthpeak Properties, Inc.,
3.40%, 2/1/25	13	14
3.25%, 7/15/26	630	669
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	97	103
3.50%, 9/15/30	118	121
Kilroy Realty L.P.,
4.38%, 10/1/25	200	218
Kimco Realty Corp.,
4.25%, 4/1/45	759	872
Mid-America Apartments L.P.,
3.75%, 6/15/24	100	105
National Retail Properties, Inc.,
3.00%, 4/15/52	500	474
Office Properties Income Trust,
4.50%, 2/1/25	150	158
Piedmont Operating Partnership L.P.,
4.45%, 3/15/24	100	105

NORTHERN FUNDS QUARTERLY REPORT     29    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Real Estate – 0.7%continued
Realty Income Corp.,
3.00%, 1/15/27	$240	$253
Simon Property Group L.P.,
3.30%, 1/15/26	106	112
1.75%, 2/1/28	30	29
2.45%, 9/13/29	1,636	1,649
2.65%, 7/15/30	585	597
2.20%, 2/1/31	153	150
2.25%, 1/15/32	100	98
6.75%, 2/1/40	690	1,015
Ventas Realty L.P.,
3.75%, 5/1/24	60	63
3.50%, 2/1/25	150	158
5.70%, 9/30/43	100	135
Welltower, Inc.,
2.05%, 1/15/29	320	315
4.13%, 3/15/29	600	671
		22,182
Refining & Marketing – 0.1%
HollyFrontier Corp.,
4.50%, 10/1/30	250	270
Marathon Petroleum Corp.,
3.63%, 9/15/24	175	184
4.70%, 5/1/25	130	142
5.13%, 12/15/26	210	239
6.50%, 3/1/41	466	642
Phillips 66,
4.65%, 11/15/34	395	463
5.88%, 5/1/42	140	193
4.88%, 11/15/44	165	209
Valero Energy Corp.,
7.50%, 4/15/32	765	1,057
		3,399
Restaurants – 0.1%
McDonald's Corp.,
3.63%, 5/1/43	209	228
4.88%, 12/9/45	542	698
4.45%, 3/1/47	350	428
4.20%, 4/1/50	400	486
Starbucks Corp.,
3.85%, 10/1/23	200	209
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Restaurants – 0.1%continued
4.30%, 6/15/45	$200	$235
3.50%, 11/15/50	2,000	2,162
		4,446
Retail - Consumer Discretionary – 0.5%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	175	170
Amazon.com, Inc.,
2.40%, 2/22/23	500	509
2.80%, 8/22/24	1,000	1,047
5.20%, 12/3/25	500	569
3.88%, 8/22/37	1,050	1,236
4.95%, 12/5/44	255	349
3.10%, 5/12/51	1,000	1,072
4.25%, 8/22/57	500	643
AutoZone, Inc.,
3.13%, 7/15/23	135	139
3.75%, 6/1/27	129	141
3.75%, 4/18/29	121	132
eBay, Inc.,
2.75%, 1/30/23	46	47
1.40%, 5/10/26	46	45
2.70%, 3/11/30	351	359
2.60%, 5/10/31	167	169
4.00%, 7/15/42	235	263
Home Depot (The), Inc.,
2.13%, 9/15/26	137	141
2.50%, 4/15/27	495	517
2.95%, 6/15/29	138	147
3.30%, 4/15/40	2,000	2,174
5.40%, 9/15/40	680	932
5.95%, 4/1/41	405	583
4.88%, 2/15/44	405	536
3.13%, 12/15/49	155	164
Lowe's Cos., Inc.,
3.13%, 9/15/24	550	577
4.50%, 4/15/30	1,000	1,162
3.00%, 10/15/50	1,000	990
O'Reilly Automotive, Inc.,
3.60%, 9/1/27	1,000	1,082
TJX (The) Cos., Inc.,
2.50%, 5/15/23	205	209
2.25%, 9/15/26	105	108
		16,212

FIXED INCOME AND MONEY MARKET FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Retail - Consumer Staples – 0.1%
Archer-Daniels-Midland Co.,
2.50%, 8/11/26	$305	$318
3.75%, 9/15/47	295	349
Bunge Ltd. Finance Corp.,
3.25%, 8/15/26	615	649
Sysco Corp.,
3.75%, 10/1/25	1,000	1,072
3.30%, 7/15/26	120	128
5.38%, 9/21/35	250	315
		2,831
Semiconductors – 0.5%
Altera Corp.,
4.10%, 11/15/23	1,340	1,417
Applied Materials, Inc.,
3.90%, 10/1/25	500	545
1.75%, 6/1/30	500	490
5.85%, 6/15/41	100	147
Broadcom, Inc.,
1.95%, 2/15/28 (4)	123	122
4.11%, 9/15/28	246	270
4.15%, 11/15/30	1,975	2,193
2.45%, 2/15/31 (4)	1,580	1,551
Intel Corp.,
3.70%, 7/29/25	815	880
2.00%, 8/12/31	50	50
4.80%, 10/1/41	80	104
3.73%, 12/8/47	741	847
3.25%, 11/15/49	307	325
4.75%, 3/25/50	399	533
3.05%, 8/12/51	131	134
3.10%, 2/15/60	220	221
4.95%, 3/25/60	136	191
3.20%, 8/12/61	119	122
KLA Corp.,
4.65%, 11/1/24	300	325
Lam Research Corp.,
1.90%, 6/15/30	1,000	984
NVIDIA Corp.,
3.50%, 4/1/50	1,000	1,144
QUALCOMM, Inc.,
3.25%, 5/20/27	601	649
2.15%, 5/20/30	119	120
4.80%, 5/20/45	795	1,056
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Semiconductors – 0.5%continued
Texas Instruments, Inc.,
2.90%, 11/3/27	$1,000	$1,068
		15,488
Software & Services – 0.9%
Adobe, Inc.,
1.90%, 2/1/25	250	256
2.15%, 2/1/27	265	273
Autodesk, Inc.,
3.50%, 6/15/27	135	145
Citrix Systems, Inc.,
3.30%, 3/1/30	200	203
Equifax, Inc.,
2.35%, 9/15/31	980	968
International Business Machines Corp.,
3.63%, 2/12/24	170	179
3.00%, 5/15/24	1,790	1,870
7.00%, 10/30/25	385	465
3.45%, 2/19/26	435	466
1.70%, 5/15/27	162	162
6.50%, 1/15/28	100	125
1.95%, 5/15/30	463	453
4.00%, 6/20/42	320	369
4.25%, 5/15/49	500	609
Microsoft Corp.,
3.63%, 12/15/23	208	219
2.88%, 2/6/24	645	671
2.70%, 2/12/25	42	44
2.40%, 8/8/26	2,670	2,796
3.30%, 2/6/27	1,505	1,641
2.53%, 6/1/50	870	852
2.92%, 3/17/52	820	874
2.68%, 6/1/60	723	724
3.04%, 3/17/62	1,178	1,266
Moody's Corp.,
4.88%, 2/15/24	250	267
Oracle Corp.,
2.63%, 2/15/23	65	66
2.50%, 4/1/25	326	334
2.95%, 5/15/25	885	919
1.65%, 3/25/26	30	30
2.65%, 7/15/26	3,100	3,188
3.25%, 11/15/27	330	348
2.30%, 3/25/28	381	380

NORTHERN FUNDS QUARTERLY REPORT     31    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Software & Services – 0.9%continued
2.95%, 4/1/30	$218	$221
2.88%, 3/25/31	1,090	1,098
3.80%, 11/15/37	5	5
5.38%, 7/15/40	590	722
4.13%, 5/15/45	365	386
4.00%, 7/15/46	330	344
3.60%, 4/1/50	1,000	983
4.38%, 5/15/55	25	27
3.85%, 4/1/60	1,000	991
Roper Technologies, Inc.,
1.00%, 9/15/25	2,000	1,955
3.85%, 12/15/25	220	237
3.80%, 12/15/26	235	258
		28,389
Supermarkets & Pharmacies – 0.1%
Kroger (The) Co.,
2.65%, 10/15/26	1,135	1,180
7.50%, 4/1/31	200	280
6.90%, 4/15/38	100	146
5.40%, 7/15/40	400	525
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/26	132	140
		2,271
Tobacco – 0.3%
Altria Group, Inc.,
2.63%, 9/16/26	50	52
4.80%, 2/14/29	209	236
3.40%, 5/6/30	45	47
2.45%, 2/4/32	441	419
4.25%, 8/9/42	295	300
4.50%, 5/2/43	410	426
5.38%, 1/31/44	370	428
5.95%, 2/14/49	220	275
BAT Capital Corp.,
3.22%, 9/6/26	1,467	1,528
4.70%, 4/2/27	634	698
3.56%, 8/15/27	398	418
2.26%, 3/25/28	128	125
4.91%, 4/2/30	958	1,076
2.73%, 3/25/31	60	58
4.54%, 8/15/47	435	456
Philip Morris International, Inc.,
2.63%, 3/6/23	100	102
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Tobacco – 0.3%continued
3.38%, 8/11/25	$250	$265
3.88%, 8/21/42	314	339
4.13%, 3/4/43	591	655
4.88%, 11/15/43	100	122
Reynolds American, Inc.,
4.45%, 6/12/25	320	346
7.25%, 6/15/37	250	333
6.15%, 9/15/43	65	80
5.85%, 8/15/45	795	969
		9,753
Transportation & Logistics – 0.2%
Cummins, Inc.,
1.50%, 9/1/30	500	474
4.88%, 10/1/43	90	120
FedEx Corp.,
3.40%, 2/15/28	589	636
4.25%, 5/15/30	191	217
3.90%, 2/1/35	100	112
4.10%, 4/15/43	50	56
4.10%, 2/1/45	50	56
4.95%, 10/17/48	1,000	1,282
Ryder System, Inc.,
3.35%, 9/1/25	500	528
United Parcel Service, Inc.,
2.50%, 4/1/23	2,000	2,040
5.20%, 4/1/40	30	41
3.63%, 10/1/42	105	121
4.25%, 3/15/49	130	167
3.40%, 9/1/49	290	328
5.30%, 4/1/50	500	741
		6,919
Travel & Lodging – 0.0%
Marriott International, Inc.,
3.13%, 6/15/26	130	135
Utilities – 1.9%
AEP Transmission Co. LLC,
4.00%, 12/1/46	200	231
3.65%, 4/1/50	500	554
Alabama Power Co.,
3.85%, 12/1/42	60	67
Ameren Illinois Co.,
3.25%, 3/1/25	500	525

FIXED INCOME AND MONEY MARKET FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Utilities – 1.9%continued
American Water Capital Corp.,
3.40%, 3/1/25	$35	$37
2.95%, 9/1/27	1,000	1,055
6.59%, 10/15/37	105	152
4.30%, 12/1/42	75	89
4.30%, 9/1/45	520	623
3.25%, 6/1/51	70	73
Appalachian Power Co.,
7.00%, 4/1/38	75	108
Arizona Public Service Co.,
3.15%, 5/15/25	500	520
4.50%, 4/1/42	230	268
4.20%, 8/15/48	250	287
Atmos Energy Corp.,
4.15%, 1/15/43	250	290
4.13%, 10/15/44	75	88
Baltimore Gas and Electric Co.,
2.40%, 8/15/26	130	133
3.75%, 8/15/47	475	538
Berkshire Hathaway Energy Co.,
5.15%, 11/15/43	500	646
CenterPoint Energy Houston Electric LLC,
2.40%, 9/1/26	50	51
3.00%, 2/1/27	150	158
3.55%, 8/1/42	40	45
4.25%, 2/1/49	500	623
CenterPoint Energy Resources Corp.,
5.85%, 1/15/41	50	68
CMS Energy Corp.,
3.00%, 5/15/26	40	42
3.45%, 8/15/27	500	537
4.88%, 3/1/44	500	631
Commonwealth Edison Co.,
6.45%, 1/15/38	200	289
3.80%, 10/1/42	90	102
4.60%, 8/15/43	100	124
Connecticut Light and Power (The) Co.,
2.50%, 1/15/23	420	426
4.00%, 4/1/48	250	300
Consolidated Edison Co. of New York, Inc.,
5.30%, 3/1/35	150	187
5.85%, 3/15/36	100	132
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Utilities – 1.9%continued
6.20%, 6/15/36	$200	$275
6.75%, 4/1/38	100	145
5.50%, 12/1/39	85	109
5.70%, 6/15/40	450	600
4.20%, 3/15/42	1,763	1,994
3.95%, 3/1/43	120	131
4.45%, 3/15/44	100	117
3.85%, 6/15/46	100	109
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/38	265	373
5.10%, 6/1/65	50	72
Dominion Energy, Inc.,
4.25%, 6/1/28	1,000	1,115
5.25%, 8/1/33 (9)	250	306
5.95%, 6/15/35	750	979
7.00%, 6/15/38	20	29
4.90%, 8/1/41	35	43
4.05%, 9/15/42	100	112
DTE Electric Co.,
4.05%, 5/15/48	500	597
Duke Energy Carolinas LLC,
6.45%, 10/15/32	106	141
6.10%, 6/1/37	150	204
4.25%, 12/15/41	210	248
3.75%, 6/1/45	350	388
Duke Energy Corp.,
3.75%, 4/15/24	100	105
2.65%, 9/1/26	2,000	2,072
3.75%, 9/1/46	120	128
Duke Energy Florida LLC,
6.35%, 9/15/37	340	486
3.40%, 10/1/46	290	307
Duke Energy Indiana LLC,
6.12%, 10/15/35	500	668
6.35%, 8/15/38	25	35
6.45%, 4/1/39	225	323
4.90%, 7/15/43	1,000	1,255
Duke Energy Progress LLC,
4.10%, 3/15/43	200	232
Entergy Louisiana LLC,
5.40%, 11/1/24	150	166
3.05%, 6/1/31	950	1,006

NORTHERN FUNDS QUARTERLY REPORT     33    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Utilities – 1.9%continued
Entergy Texas, Inc.,
4.50%, 3/30/39	$250	$295
Evergy Kansas Central, Inc.,
4.13%, 3/1/42	275	319
Evergy Metro, Inc.,
5.30%, 10/1/41	50	65
Eversource Energy,
2.80%, 5/1/23	105	107
3.15%, 1/15/25	100	104
3.30%, 1/15/28	165	176
Exelon Corp.,
5.63%, 6/15/35	75	95
4.70%, 4/15/50	100	126
Florida Power & Light Co.,
5.65%, 2/1/37	335	446
5.95%, 2/1/38	150	209
5.96%, 4/1/39	250	356
5.69%, 3/1/40	30	42
4.13%, 2/1/42	250	298
4.05%, 6/1/42	100	118
Georgia Power Co.,
4.30%, 3/15/42	60	68
4.30%, 3/15/43	100	114
Indiana Michigan Power Co.,
6.05%, 3/15/37	200	273
ITC Holdings Corp.,
3.35%, 11/15/27	200	212
MidAmerican Energy Co.,
3.50%, 10/15/24	100	106
4.80%, 9/15/43	100	128
4.40%, 10/15/44	150	184
3.15%, 4/15/50	2,000	2,101
National Fuel Gas Co.,
3.75%, 3/1/23	250	256
National Grid U.S.A.,
5.80%, 4/1/35	425	526
National Rural Utilities Cooperative Finance Corp.,
2.85%, 1/27/25	1,000	1,043
8.00%, 3/1/32	50	73
4.30%, 3/15/49	125	157
Nevada Power Co.,
6.65%, 4/1/36	100	143
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Utilities – 1.9%continued
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	$2,000	$1,990
NiSource, Inc.,
5.95%, 6/15/41	77	106
5.25%, 2/15/43	100	128
4.80%, 2/15/44	580	713
5.65%, 2/1/45	200	271
Northern States Power Co.,
5.35%, 11/1/39	1,065	1,454
4.13%, 5/15/44	200	239
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	191
Oklahoma Gas and Electric Co.,
4.15%, 4/1/47	200	237
Oncor Electric Delivery Co. LLC,
7.50%, 9/1/38	145	230
Pacific Gas and Electric Co.,
4.55%, 7/1/30	3,000	3,247
4.50%, 7/1/40	1,000	1,044
PacifiCorp,
5.25%, 6/15/35	50	63
6.10%, 8/1/36	200	271
5.75%, 4/1/37	540	712
6.25%, 10/15/37	275	383
6.00%, 1/15/39	60	82
4.13%, 1/15/49	50	58
PG&E Energy Recovery Funding LLC,
1.46%, 7/15/31	100	99
2.28%, 1/15/36	100	100
2.82%, 7/15/46	100	100
Potomac Electric Power Co.,
3.60%, 3/15/24	150	157
PPL Electric Utilities Corp.,
6.25%, 5/15/39	275	394
4.13%, 6/15/44	100	118
Public Service Electric and Gas Co.,
3.00%, 5/15/25	500	524
3.95%, 5/1/42	50	58
3.65%, 9/1/42	30	33
Puget Energy, Inc.,
3.65%, 5/15/25	500	529
Puget Sound Energy, Inc.,
6.27%, 3/15/37	75	104

FIXED INCOME AND MONEY MARKET FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Utilities – 1.9%continued
5.64%, 4/15/41	$340	$457
San Diego Gas & Electric Co.,
3.60%, 9/1/23	200	207
4.50%, 8/15/40	150	182
Sempra Energy,
3.25%, 6/15/27	150	158
6.00%, 10/15/39	250	346
Southern (The) Co.,
3.70%, 4/30/30	900	980
4.40%, 7/1/46	1,000	1,175
Southern California Edison Co.,
6.65%, 4/1/29	300	369
6.00%, 1/15/34	100	130
5.35%, 7/15/35	586	728
5.55%, 1/15/37	275	343
5.95%, 2/1/38	710	920
6.05%, 3/15/39	50	66
5.50%, 3/15/40	150	189
3.90%, 3/15/43	150	160
4.13%, 3/1/48	90	101
Southern California Gas Co.,
3.75%, 9/15/42	250	277
4.30%, 1/15/49	125	156
Southern Co. Gas Capital Corp.,
5.88%, 3/15/41	600	818
4.40%, 5/30/47	250	291
Southern Power Co.,
5.25%, 7/15/43	60	75
Southwest Gas Corp.,
3.80%, 9/29/46	250	275
Southwestern Electric Power Co.,
2.75%, 10/1/26	130	135
4.10%, 9/15/28	250	277
3.90%, 4/1/45	170	184
Tampa Electric Co.,
4.10%, 6/15/42	50	58
Union Electric Co.,
3.90%, 9/15/42	50	57
4.00%, 4/1/48	250	297
Virginia Electric and Power Co.,
6.00%, 5/15/37	15	21
6.35%, 11/30/37	40	57
8.88%, 11/15/38	300	530
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Utilities – 1.9%continued
4.65%, 8/15/43	$150	$188
4.45%, 2/15/44	75	92
3.80%, 9/15/47	125	142
WEC Energy Group, Inc.,
3.55%, 6/15/25	66	70
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	128
3.30%, 9/1/49	150	160
Xcel Energy, Inc.,
6.50%, 7/1/36	100	140
		57,583
Waste & Environment Services & Equipment – 0.0%
Republic Services, Inc.,
3.38%, 11/15/27	296	317
3.95%, 5/15/28	550	610
		927
Wireless Telecommunications Services – 1.0%
AT&T, Inc.,
3.60%, 7/15/25	109	116
1.65%, 2/1/28	331	324
4.30%, 2/15/30	1,229	1,385
2.75%, 6/1/31	659	673
2.25%, 2/1/32	1,090	1,055
2.55%, 12/1/33	3,455	3,384
6.25%, 3/29/41	175	243
5.55%, 8/15/41	168	221
5.15%, 3/15/42	55	69
4.80%, 6/15/44	32	38
4.85%, 7/15/45	45	54
4.75%, 5/15/46	120	145
5.15%, 11/15/46	978	1,244
4.50%, 3/9/48	574	671
5.15%, 2/15/50	170	218
3.65%, 6/1/51	691	718
3.30%, 2/1/52	309	304
3.80%, 12/1/57	2,618	2,737
3.85%, 6/1/60	148	155
T-Mobile U.S.A., Inc.,
3.75%, 4/15/27	3,000	3,251
3.88%, 4/15/30	1,000	1,095
4.50%, 4/15/50	2,000	2,349
Verizon Communications, Inc.,
4.13%, 3/16/27	244	271

NORTHERN FUNDS QUARTERLY REPORT     35    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.4% continued
Wireless Telecommunications Services – 1.0%continued
3.00%, 3/22/27	$210	$222
2.10%, 3/22/28	88	88
4.33%, 9/21/28	1,573	1,788
4.02%, 12/3/29	1,305	1,464
3.15%, 3/22/30	1,128	1,195
1.68%, 10/30/30	432	411
1.75%, 1/20/31	182	173
3.55%, 3/22/51	1,000	1,081
2.99%, 10/30/56	1,757	1,670
3.70%, 3/22/61	1,000	1,089
		29,901
Total Corporate Bonds
(Cost $620,940)		659,674

FOREIGN ISSUER BONDS – 7.0%
Advertising & Marketing – 0.0%
WPP Finance 2010,
3.75%, 9/19/24	150	159
Banks – 0.4%
Cooperatieve Rabobank U.A.,
3.38%, 5/21/25	500	533
5.75%, 12/1/43	250	350
Credit Suisse A.G.,
3.63%, 9/9/24	384	407
1.25%, 8/7/26	366	357
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 2.58%), 3.96%, 11/26/25 (3)	2,000	2,112
Lloyds Banking Group PLC,
(Variable, ICE LIBOR USD 3M + 0.81%), 2.91%, 11/7/23 (3)	105	107
4.58%, 12/10/25	2,095	2,286
4.34%, 1/9/48	500	585
National Australia Bank Ltd.,
3.00%, 1/20/23	1,000	1,024
3.38%, 1/14/26	1,000	1,078
Santander UK PLC,
4.00%, 3/13/24	250	265
Sumitomo Mitsui Banking Corp.,
3.00%, 1/18/23	210	215
3.65%, 7/23/25	500	537
Svenska Handelsbanken AB,
3.90%, 11/20/23	250	264
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Banks – 0.4%continued
Westpac Banking Corp.,
2.85%, 5/13/26	$692	$729
2.70%, 8/19/26	1,000	1,051
3.35%, 3/8/27	500	540
1.95%, 11/20/28	308	307
		12,747
Cable & Satellite – 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	772
Casinos & Gaming – 0.0%
Sands China Ltd.,
5.40%, 8/8/28	1,000	1,077
Chemicals – 0.1%
LYB International Finance B.V.,
4.00%, 7/15/23	105	110
5.25%, 7/15/43	565	729
LyondellBasell Industries N.V.,
4.63%, 2/26/55	35	43
Nutrien Ltd.,
3.00%, 4/1/25	180	188
5.88%, 12/1/36	50	67
5.63%, 12/1/40	250	341
		1,478
Commercial Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.50%, 1/15/25	389	406
3.30%, 1/30/32	1,000	1,021
		1,427
Design, Manufacturing & Distribution – 0.0%
Flex Ltd.,
5.00%, 2/15/23	572	597
Diversified Banks – 1.1%
Banco Santander S.A.,
3.31%, 6/27/29	1,600	1,693
Bank of Montreal,
3.30%, 2/5/24	140	147
Bank of Nova Scotia (The),
2.70%, 8/3/26	1,000	1,043
Barclays PLC,
3.68%, 1/10/23	250	250

FIXED INCOME AND MONEY MARKET FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Diversified Banks – 1.1%continued
(Variable, ICE LIBOR USD 3M + 1.36%), 4.34%, 5/16/24 (3)	$800	$833
(Variable, ICE LIBOR USD 3M + 1.61%), 3.93%, 5/7/25 (3)	705	742
4.38%, 1/12/26	155	170
5.20%, 5/12/26	345	385
4.34%, 1/10/28	200	218
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 3.33%, 11/24/42 (2)	333	340
5.25%, 8/17/45	397	527
BNP Paribas S.A.,
3.25%, 3/3/23	250	257
HSBC Holdings PLC,
(Variable, ICE LIBOR USD 3M + 1.21%), 3.80%, 3/11/25 (3)	2,000	2,099
(Variable, U.S. SOFR + 1.40%), 2.63%, 11/7/25 (3)	1,091	1,119
4.30%, 3/8/26	2,000	2,193
(Variable, ICE LIBOR USD 3M + 1.35%), 4.29%, 9/12/26 (3)	909	982
6.50%, 9/15/37	300	416
6.80%, 6/1/38	1,150	1,631
Mitsubishi UFJ Financial Group, Inc.,
2.19%, 2/25/25	2,500	2,551
3.29%, 7/25/27	750	801
3.74%, 3/7/29	1,500	1,640
Mizuho Financial Group, Inc.,
(Variable, ICE LIBOR USD 3M + 1.00%), 3.92%, 9/11/24 (3)	3,000	3,134
(Variable, ICE LIBOR USD 3M + 1.07%), 2.59%, 5/25/31 (3)	1,000	1,008
NatWest Group PLC,
(Variable, ICE LIBOR USD 3M + 1.55%), 4.52%, 6/25/24 (3)	500	523
(Variable, ICE LIBOR USD 3M + 1.76%), 4.27%, 3/22/25 (3)	250	265
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29 (3)	2,000	2,289
Royal Bank of Canada,
3.70%, 10/5/23	500	524
4.65%, 1/27/26	600	665
Sumitomo Mitsui Financial Group, Inc.,
2.70%, 7/16/24	2,000	2,066
3.54%, 1/17/28	1,250	1,350
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Diversified Banks – 1.1%continued
2.13%, 7/8/30	$1,000	$973
Toronto-Dominion Bank (The),
3.25%, 3/11/24	500	523
		33,357
Electrical Equipment Manufacturing – 0.0%
Johnson Controls International PLC,
4.63%, 7/2/44	105	126
5.13%, 9/14/45	35	46
4.95%, 7/2/64	110	143
Tyco Electronics Group S.A.,
7.13%, 10/1/37	50	76
		391
Exploration & Production – 0.1%
Burlington Resources LLC,
7.20%, 8/15/31	320	449
Canadian Natural Resources Ltd.,
3.85%, 6/1/27	1,695	1,817
7.20%, 1/15/32	15	20
6.45%, 6/30/33	135	174
6.75%, 2/1/39	200	277
		2,737
Financial Services – 0.2%
Brookfield Finance, Inc.,
4.35%, 4/15/30	2,000	2,257
Credit Suisse Group A.G.,
4.55%, 4/17/26	1,413	1,557
4.88%, 5/15/45	500	635
Invesco Finance PLC,
4.00%, 1/30/24	100	105
3.75%, 1/15/26	1,000	1,082
		5,636
Food & Beverage – 0.0%
Coca-Cola Femsa S.A.B. de C.V.,
5.25%, 11/26/43	150	196
Diageo Capital PLC,
3.88%, 4/29/43	175	206
		402
Government Development Banks – 0.6%
Export Development Canada,
2.75%, 3/15/23	1,000	1,026
Export-Import Bank of Korea,
2.63%, 5/26/26	1,000	1,048

NORTHERN FUNDS QUARTERLY REPORT     37    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Government Development Banks – 0.6%continued
Japan Bank for International Cooperation,
2.50%, 5/23/24	$2,000	$2,071
2.75%, 11/16/27	1,699	1,802
3.50%, 10/31/28	301	337
1.88%, 4/15/31	750	758
Korea Development Bank (The),
3.38%, 3/12/23	300	309
Kreditanstalt fuer Wiederaufbau,
2.13%, 1/17/23	1,000	1,017
2.63%, 2/28/24	1,000	1,039
1.38%, 8/5/24	3,000	3,034
0.38%, 7/18/25	1,500	1,460
2.88%, 4/3/28	1,215	1,318
0.00%, 4/18/36 (10)	500	386
Landwirtschaftliche Rentenbank,
2.00%, 1/13/25	1,000	1,028
2.38%, 6/10/25	1,000	1,042
Svensk Exportkredit AB,
0.75%, 4/6/23	2,000	2,003
		19,678
Government Regional – 0.4%
Province of Alberta Canada,
3.35%, 11/1/23	2,000	2,091
Province of British Columbia Canada,
7.25%, 9/1/36	175	292
Province of Ontario Canada,
3.40%, 10/17/23	2,000	2,091
3.20%, 5/16/24	3,374	3,548
2.50%, 4/27/26	260	272
1.05%, 5/21/27	626	611
2.00%, 10/2/29	240	244
Province of Quebec Canada,
2.63%, 2/13/23	875	895
7.50%, 7/15/23	300	330
7.13%, 2/9/24	100	113
2.50%, 4/9/24	91	94
2.88%, 10/16/24	250	262
7.50%, 9/15/29	375	524
		11,367
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Industrial Other – 0.0%
GE Capital International Funding Co. Unlimited Co.,
4.42%, 11/15/35	$541	$647
Integrated Oils – 0.4%
BP Capital Markets PLC,
3.99%, 9/26/23	30	32
3.28%, 9/19/27	385	414
Cenovus Energy, Inc.,
4.40%, 4/15/29	85	94
Equinor ASA,
2.45%, 1/17/23	280	285
7.75%, 6/15/23	350	384
3.25%, 11/10/24	77	81
1.75%, 1/22/26	48	48
3.13%, 4/6/30	2,000	2,151
2.38%, 5/22/30	370	376
4.25%, 11/23/41	350	422
Shell International Finance B.V.,
2.88%, 5/10/26	100	106
2.50%, 9/12/26	1,335	1,397
2.38%, 11/7/29	25	26
4.13%, 5/11/35	1,010	1,180
3.63%, 8/21/42	430	474
4.55%, 8/12/43	60	75
4.38%, 5/11/45	390	475
3.75%, 9/12/46	230	259
3.13%, 11/7/49	290	300
Suncor Energy, Inc.,
7.15%, 2/1/32	200	272
5.95%, 12/1/34	50	64
5.95%, 5/15/35	430	554
6.80%, 5/15/38	130	182
TotalEnergies Capital International S.A.,
3.70%, 1/15/24	415	436
3.75%, 4/10/24	330	350
2.83%, 1/10/30	2,000	2,096
		12,533
Life Insurance – 0.0%
AXA S.A.,
8.60%, 12/15/30	75	108

FIXED INCOME AND MONEY MARKET FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Machinery Manufacturing – 0.0%
Trane Technologies Luxembourg Finance S.A.,
3.50%, 3/21/26	$250	$265
4.65%, 11/1/44	35	44
		309
Medical Equipment & Devices Manufacturing – 0.1%
DH Europe Finance II S.a.r.l.,
2.60%, 11/15/29	2,000	2,069
Koninklijke Philips N.V.,
6.88%, 3/11/38	225	329
5.00%, 3/15/42	100	127
		2,525
Metals & Mining – 0.1%
BHP Billiton Finance U.S.A. Ltd.,
4.13%, 2/24/42	600	712
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	138
5.75%, 6/1/35	100	135
Rio Tinto Finance U.S.A. PLC,
4.75%, 3/22/42	150	193
4.13%, 8/21/42	300	360
		1,538
Pharmaceuticals – 0.1%
AstraZeneca PLC,
3.13%, 6/12/27	100	107
1.38%, 8/6/30	1,000	945
6.45%, 9/15/37	450	663
4.00%, 9/18/42	250	300
Sanofi,
3.63%, 6/19/28	250	281
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	225	239
Takeda Pharmaceutical Co. Ltd.,
4.40%, 11/26/23	300	317
3.18%, 7/9/50	204	206
		3,058
Pipeline – 0.1%
Enbridge, Inc.,
4.50%, 6/10/44	40	47
TransCanada PipeLines Ltd.,
5.85%, 3/15/36	200	261
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Pipeline – 0.1%continued
6.20%, 10/15/37	$445	$607
4.75%, 5/15/38	1,003	1,198
6.10%, 6/1/40	375	521
		2,634
Property & Casualty Insurance – 0.1%
Aon PLC,
3.50%, 6/14/24	500	526
Arch Capital Group Ltd.,
3.64%, 6/30/50	500	537
Aspen Insurance Holdings Ltd.,
4.65%, 11/15/23	270	286
Fairfax Financial Holdings Ltd.,
4.85%, 4/17/28	250	278
XLIT Ltd.,
4.45%, 3/31/25	210	228
5.25%, 12/15/43	250	346
		2,201
Railroad – 0.0%
Canadian National Railway Co.,
2.75%, 3/1/26	250	261
6.90%, 7/15/28	25	33
6.25%, 8/1/34	15	21
6.20%, 6/1/36	40	56
6.38%, 11/15/37	20	28
Canadian Pacific Railway Co.,
5.95%, 5/15/37	710	975
		1,374
Retail - Consumer Discretionary – 0.1%
Alibaba Group Holding Ltd.,
3.40%, 12/6/27	335	355
4.40%, 12/6/57	2,000	2,280
		2,635
Semiconductors – 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 1/15/27	1,721	1,867
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
3.40%, 5/1/30 (4)	2,000	2,134
		4,001

NORTHERN FUNDS QUARTERLY REPORT     39    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Software & Services – 0.0%
Thomson Reuters Corp.,
5.50%, 8/15/35	$150	$194
5.65%, 11/23/43	285	393
		587
Sovereigns – 1.1%
Chile Government International Bond,
3.13%, 1/21/26	500	526
3.50%, 1/25/50	210	218
3.10%, 1/22/61	500	464
Hungary Government International Bond,
5.75%, 11/22/23	2,000	2,166
5.38%, 3/25/24	390	424
Indonesia Government International Bond,
3.50%, 1/11/28	500	539
5.35%, 2/11/49	1,000	1,311
Israel Government International Bond,
4.50%, 1/30/43	200	256
3.88%, 7/3/50	1,500	1,750
Korea International Bond,
3.88%, 9/11/23	200	210
2.75%, 1/19/27	200	211
3.50%, 9/20/28	500	558
Mexico Government International Bond,
4.00%, 10/2/23	30	32
3.25%, 4/16/30	1,964	2,013
2.66%, 5/24/31	1,036	1,010
7.50%, 4/8/33	100	140
6.75%, 9/27/34	750	1,000
6.05%, 1/11/40	820	1,019
4.75%, 3/8/44	1,000	1,089
5.55%, 1/21/45	500	598
4.60%, 1/23/46	500	534
4.35%, 1/15/47	500	518
Panama Government International Bond,
4.00%, 9/22/24	575	610
3.75%, 3/16/25	500	530
3.88%, 3/17/28	500	539
6.70%, 1/26/36	550	736
4.50%, 5/15/47	250	276
4.50%, 4/1/56	1,000	1,102
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Sovereigns – 1.1%continued
Peruvian Government International Bond,
7.35%, 7/21/25	$500	$596
6.55%, 3/14/37	500	681
5.63%, 11/18/50	600	843
Philippine Government International Bond,
4.20%, 1/21/24	1,000	1,064
10.63%, 3/16/25	500	651
5.50%, 3/30/26	200	233
7.75%, 1/14/31	500	727
6.38%, 10/23/34	500	694
5.00%, 1/13/37	500	621
3.70%, 2/2/42	500	545
Republic of Italy Government International Bond,
2.88%, 10/17/29	2,000	2,043
5.38%, 6/15/33	175	216
Republic of Poland Government International Bond,
3.00%, 3/17/23	1,000	1,026
4.00%, 1/22/24	150	159
Uruguay Government International Bond,
7.63%, 3/21/36	250	377
4.13%, 11/20/45	400	474
5.10%, 6/18/50	750	990
		32,319
Supermarkets & Pharmacies – 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	116	158
Supranationals – 1.5%
African Development Bank,
3.00%, 9/20/23	750	779
Asian Development Bank,
2.50%, 11/2/27	500	530
1.88%, 1/24/30	5,000	5,129
Asian Infrastructure Investment Bank (The),
0.50%, 5/28/25	2,000	1,958
European Bank for Reconstruction & Development,
2.75%, 3/7/23	500	513

FIXED INCOME AND MONEY MARKET FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Supranationals – 1.5%continued
European Investment Bank,
2.50%, 3/15/23	$2,500	$2,558
0.25%, 9/15/23	2,000	1,984
3.25%, 1/29/24	250	262
2.63%, 3/15/24	2,000	2,079
2.25%, 6/24/24	2,000	2,068
2.50%, 10/15/24	1,000	1,041
2.13%, 4/13/26	1,500	1,555
4.88%, 2/15/36	200	276
Inter-American Development Bank,
2.50%, 1/18/23	5,000	5,103
3.00%, 2/21/24	150	157
2.13%, 1/15/25	500	516
2.00%, 6/2/26	803	828
1.13%, 7/20/28	197	193
3.13%, 9/18/28	1,000	1,104
3.88%, 10/28/41	200	256
International Bank for Reconstruction & Development,
2.50%, 11/25/24	600	626
2.13%, 3/3/25	700	723
0.63%, 4/22/25	3,000	2,951
0.38%, 7/28/25	5,000	4,864
2.50%, 7/29/25	500	524
0.50%, 10/28/25	3,000	2,924
4.75%, 2/15/35	25	33
International Finance Corp.,
2.88%, 7/31/23	2,000	2,068
Nordic Investment Bank,
2.25%, 5/21/24	1,000	1,033
		44,635
Winding Up Agencies – 0.1%
FMS Wertmanagement,
2.75%, 3/6/23	1,500	1,537
Wireless Telecommunications Services – 0.2%
America Movil S.A.B. de C.V.,
6.13%, 11/15/37	505	684
Orange S.A.,
9.00%, 3/1/31	610	936
Rogers Communications, Inc.,
3.00%, 3/15/23	80	81
3.63%, 12/15/25	1,000	1,064
4.50%, 3/15/43	45	52
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.0% continued
Wireless Telecommunications Services – 0.2%continued
5.45%, 10/1/43	$49	$64
5.00%, 3/15/44	81	100
Vodafone Group PLC,
4.13%, 5/30/25	895	967
7.88%, 2/15/30	15	21
6.15%, 2/27/37	1,065	1,447
4.38%, 2/19/43	95	112
5.25%, 5/30/48	135	176
		5,704
Wireline Telecommunications Services – 0.1%
Bell Telephone Co. of Canada or Bell Canada (The),
4.46%, 4/1/48	500	620
British Telecommunications PLC,
9.63%, 12/15/30	100	147
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	582
Telefonica Emisiones S.A.,
4.10%, 3/8/27	1,010	1,112
5.21%, 3/8/47	320	398
5.52%, 3/1/49	500	652
		3,511
Total Foreign Issuer Bonds
(Cost $205,125)		213,839

U.S. GOVERNMENT AGENCIES – 29.7% (11)
Fannie Mae – 13.7%
0.25%, 5/22/23	2,000	1,992
0.25%, 7/10/23	1,000	995
2.88%, 9/12/23	1,500	1,555
0.25%, 11/27/23	2,000	1,983
1.75%, 7/2/24	2,000	2,044
2.63%, 9/6/24	1,000	1,046
0.50%, 6/17/25	4,000	3,921
2.13%, 4/24/26	1,000	1,037
1.88%, 9/24/26	1,000	1,028
7.13%, 1/15/30	1,500	2,125
0.88%, 8/5/30	1,000	944
6.63%, 11/15/30	200	282
5.63%, 7/15/37	500	753

NORTHERN FUNDS QUARTERLY REPORT     41    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Fannie Mae-Aces, Series 2012-M17, Class A2,
2.18%, 11/25/22	$75	$75
Fannie Mae-Aces, Series 2012-M2, Class A2,
2.72%, 2/25/22(12)	—	—
Fannie Mae-Aces, Series 2012-M4, Class 1A2,
2.98%, 4/25/22	2	2
Fannie Mae-Aces, Series 2012-M5, Class A2,
2.72%, 2/25/22	2	2
Fannie Mae-Aces, Series 2012-M9, Class A2,
2.48%, 4/25/22	23	24
Fannie Mae-Aces, Series 2013-M14, Class A2,
3.33%, 10/25/23	131	135
Fannie Mae-Aces, Series 2013-M6, Class 2A,
2.54%, 3/25/23(1) (2)	54	55
Fannie Mae-Aces, Series 2013-M9, Class A2,
2.39%, 1/25/23	45	46
Fannie Mae-Aces, Series 2014-M13, Class A2,
3.02%, 8/25/24	68	71
Fannie Mae-Aces, Series 2014-M3, Class A2,
3.49%, 1/25/24	123	128
Fannie Mae-Aces, Series 2014-M9, Class A2,
3.10%, 7/25/24	85	88
Fannie Mae-Aces, Series 2015-M1, Class A2,
2.53%, 9/25/24	126	130
Fannie Mae-Aces, Series 2015-M11, Class A2,
2.82%, 4/25/25(1) (2)	500	521
Fannie Mae-Aces, Series 2015-M3, Class A2,
2.72%, 10/25/24	215	222
Fannie Mae-Aces, Series 2016-M3, Class A2,
2.70%, 2/25/26	97	101
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Fannie Mae-Aces, Series 2016-M4, Class A2,
2.58%, 3/25/26	$100	$104
Fannie Mae-Aces, Series 2016-M5, Class A2,
2.47%, 4/25/26	250	258
Fannie Mae-Aces, Series 2016-M7, Class AV2,
2.16%, 10/25/23	106	108
Fannie Mae-Aces, Series 2016-M9, Class A2,
2.29%, 6/25/26	100	103
Fannie Mae-Aces, Series 2017-M1, Class A2,
2.42%, 10/25/26(1) (2)	85	89
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	125	135
Fannie Mae-Aces, Series 2017-M14, Class A2,
2.87%, 11/25/27(1) (2)	248	265
Fannie Mae-Aces, Series 2017-M2, Class A2,
2.78%, 2/25/27(1) (2)	94	100
Fannie Mae-Aces, Series 2017-M4, Class A2,
2.56%, 12/25/26(1) (2)	125	131
Fannie Mae-Aces, Series 2017-M5, Class A2,
3.12%, 4/25/29(1) (2)	117	128
Fannie Mae-Aces, Series 2017-M8, Class A2,
3.06%, 5/25/27	299	321
Fannie Mae-Aces, Series 2018-M1, Class A2,
2.99%, 12/25/27(1) (2)	229	245
Fannie Mae-Aces, Series 2018-M10, Class A2,
3.37%, 7/25/28(1) (2)	200	219
Fannie Mae-Aces, Series 2018-M12, Class A2,
3.64%, 8/25/30(1) (2)	110	125
Fannie Mae-Aces, Series 2018-M13, Class A2,
3.71%, 9/25/30(1) (2)	200	229

FIXED INCOME AND MONEY MARKET FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Fannie Mae-Aces, Series 2018-M14, Class A2,
3.58%, 8/25/28(1) (2)	$700	$779
Fannie Mae-Aces, Series 2018-M2, Class A2,
2.90%, 1/25/28(1) (2)	125	134
Fannie Mae-Aces, Series 2018-M3, Class A2,
3.09%, 2/25/30(1) (2)	100	109
Fannie Mae-Aces, Series 2018-M4, Class A2,
3.06%, 3/25/28(1) (2)	93	101
Fannie Mae-Aces, Series 2018-M8, Class A2,
3.33%, 6/25/28(1) (2)	100	109
Fannie Mae-Aces, Series 2019-M1, Class A2,
3.55%, 9/25/28(1) (2)	650	725
Fannie Mae-Aces, Series 2019-M18, Class A2,
2.47%, 8/25/29	200	210
Fannie Mae-Aces, Series 2019-M4, Class A2,
3.61%, 2/25/31	150	170
Fannie Mae-Aces, Series 2019-M7, Class A2,
3.14%, 4/25/29	200	218
Fannie Mae-Aces, Series 2019-M9, Class A2,
2.94%, 6/25/29	200	216
Fannie Mae-Aces, Series 2020-M1, Class A2,
2.44%, 10/25/29	150	158
Fannie Mae-Aces, Series 2020-M20, Class A2,
1.44%, 10/25/29	500	489
Fannie Mae-Aces, Series 2020-M29, Class A2,
1.49%, 5/25/30	500	488
Fannie Mae-Aces, Series 2020-M42, Class A2,
1.27%, 7/25/30	200	191
Fannie Mae-Aces, Series 2020-M46, Class A2,
1.32%, 5/25/30	500	487
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Fannie Mae-Aces, Series 2020-M52, Class A2,
1.32%, 10/25/30(1) (2)	$350	$339
Fannie Mae-Aces, Series 2021-M11, Class A2,
1.46%, 3/25/31(1) (2)	200	194
Pool #256792,
6.50%, 6/1/22	1	1
Pool #256925,
6.00%, 10/1/37	8	10
Pool #256959,
6.00%, 11/1/37	52	60
Pool #257042,
6.50%, 1/1/38	106	126
Pool #257106,
4.50%, 1/1/28	2	2
Pool #257237,
4.50%, 6/1/28	12	13
Pool #707791,
5.00%, 6/1/33	51	57
Pool #725425,
5.50%, 4/1/34	22	24
Pool #730811,
4.50%, 8/1/33	42	46
Pool #735222,
5.00%, 2/1/35	12	14
Pool #735358,
5.50%, 2/1/35	54	61
Pool #735502,
6.00%, 4/1/35	8	9
Pool #737853,
5.00%, 9/1/33	104	116
Pool #745336,
5.00%, 3/1/36	255	288
Pool #745418,
5.50%, 4/1/36	19	21
Pool #745754,
5.00%, 9/1/34	170	192
Pool #745826,
6.00%, 7/1/36	72	83
Pool #747383,
5.50%, 10/1/33	54	59
Pool #755632,
5.00%, 4/1/34	44	50

NORTHERN FUNDS QUARTERLY REPORT     43    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #772730,
5.00%, 4/1/34	$49	$54
Pool #790406,
6.00%, 9/1/34	28	32
Pool #793666,
5.50%, 9/1/34	26	29
Pool #796250,
5.50%, 11/1/34	29	32
Pool #800471,
5.50%, 10/1/34	129	147
Pool #817795,
6.00%, 8/1/36	14	16
Pool #826057,
5.00%, 7/1/35	28	31
Pool #826585,
5.00%, 8/1/35	57	65
Pool #828523,
5.00%, 7/1/35	24	27
Pool #831676,
6.50%, 8/1/36	6	7
Pool #833067,
5.50%, 9/1/35	100	114
Pool #833163,
5.00%, 9/1/35	39	44
Pool #845425,
6.00%, 2/1/36	21	24
Pool #868435,
6.00%, 4/1/36	71	81
Pool #869710,
6.00%, 4/1/36	22	25
Pool #871135,
6.00%, 1/1/37	18	20
Pool #881818,
6.50%, 8/1/36	12	13
Pool #885769,
6.00%, 6/1/36	3	3
Pool #885866,
6.00%, 6/1/36	68	77
Pool #888100,
5.50%, 9/1/36	91	104
Pool #888205,
6.50%, 2/1/37	21	25
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #889224,
5.50%, 1/1/37	$100	$113
Pool #889390,
6.00%, 3/1/23	1	1
Pool #889401,
6.00%, 3/1/38	43	50
Pool #889415,
6.00%, 5/1/37	193	223
Pool #889579,
6.00%, 5/1/38	94	109
Pool #889630,
6.50%, 3/1/38	11	13
Pool #889970,
5.00%, 12/1/36	71	80
Pool #890234,
6.00%, 10/1/38	50	58
Pool #890329,
4.00%, 4/1/26	297	312
Pool #890796,
3.50%, 12/1/45	1,423	1,530
Pool #893363,
5.00%, 6/1/36	17	19
Pool #893366,
5.00%, 4/1/35	30	33
Pool #898417,
6.00%, 10/1/36	13	16
Pool #899079,
5.00%, 3/1/37	22	25
Pool #902414,
5.50%, 11/1/36	60	68
Pool #906090,
5.50%, 1/1/37	69	77
Pool #910147,
5.00%, 3/1/22(12)	—	—
Pool #918515,
5.00%, 6/1/37	38	43
Pool #923123,
5.00%, 4/1/36	9	9
Pool #923166,
7.50%, 1/1/37	5	6
Pool #928261,
4.50%, 3/1/36	44	49

FIXED INCOME AND MONEY MARKET FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #928584,
6.50%, 8/1/37	$129	$151
Pool #928909,
6.00%, 12/1/37(12)	—	—
Pool #928915,
6.00%, 11/1/37	4	4
Pool #930606,
4.00%, 2/1/39	200	219
Pool #931195,
4.50%, 5/1/24	23	23
Pool #932023,
5.00%, 1/1/38	36	41
Pool #932741,
4.50%, 4/1/40	161	179
Pool #934466,
5.50%, 9/1/23	10	10
Pool #940623,
5.50%, 8/1/37	11	12
Pool #943388,
6.00%, 6/1/37	73	84
Pool #943617,
6.00%, 8/1/37	38	44
Pool #945876,
5.50%, 8/1/37	5	5
Pool #947216,
6.00%, 10/1/37	30	34
Pool #949391,
5.50%, 8/1/22(12)	—	—
Pool #953018,
6.50%, 10/1/37	39	45
Pool #953910,
6.00%, 11/1/37	22	26
Pool #955771,
6.50%, 10/1/37	17	18
Pool #959604,
6.50%, 11/1/37	5	6
Pool #959880,
5.50%, 11/1/37	10	11
Pool #962687,
5.00%, 4/1/38	52	59
Pool #963735,
4.50%, 6/1/23	9	9
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #965389,
6.00%, 10/1/23	$9	$9
Pool #968037,
6.00%, 1/1/38	25	27
Pool #969632,
6.50%, 1/1/38	17	18
Pool #970013,
4.50%, 6/1/38	71	77
Pool #972452,
5.50%, 3/1/38	69	79
Pool #975365,
5.00%, 6/1/23	3	3
Pool #976963,
5.50%, 2/1/38	523	593
Pool #981704,
5.00%, 6/1/23	12	12
Pool #981854,
5.50%, 7/1/38	30	34
Pool #984075,
4.50%, 6/1/23	3	3
Pool #986760,
5.50%, 7/1/38	152	174
Pool #992472,
6.00%, 10/1/38	9	10
Pool #992491,
4.50%, 10/1/23	6	6
Pool #995018,
5.50%, 6/1/38	30	35
Pool #995203,
5.00%, 7/1/35	214	241
Pool #995266,
5.00%, 12/1/23	23	24
Pool #995879,
6.00%, 4/1/39	41	48
Pool #AA0649,
5.00%, 12/1/38	149	169
Pool #AA2939,
4.50%, 4/1/39	269	298
Pool #AA4482,
4.00%, 4/1/39	176	193
Pool #AA4562,
4.50%, 9/1/39	273	302

NORTHERN FUNDS QUARTERLY REPORT     45    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #AA8978,
4.50%, 7/1/39	$42	$46
Pool #AA9357,
4.50%, 8/1/39	163	180
Pool #AB1048,
4.50%, 5/1/40	227	251
Pool #AB2067,
3.50%, 1/1/41	383	414
Pool #AB2092,
4.00%, 1/1/41	232	255
Pool #AB2272,
4.50%, 2/1/41	301	333
Pool #AB2693,
4.50%, 4/1/41	202	223
Pool #AB2768,
4.50%, 4/1/41	217	240
Pool #AB3035,
5.00%, 5/1/41	348	394
Pool #AB3246,
5.00%, 7/1/41	69	78
Pool #AB4057,
4.00%, 12/1/41	739	812
Pool #AB4293,
3.50%, 1/1/42	406	438
Pool #AB5049,
4.00%, 4/1/42	550	602
Pool #AB6016,
3.50%, 8/1/42	257	278
Pool #AB6293,
3.50%, 9/1/27	473	500
Pool #AB6472,
2.00%, 10/1/27	206	212
Pool #AB7076,
3.00%, 11/1/42	1,225	1,294
Pool #AB7503,
3.00%, 1/1/43	441	466
Pool #AB7733,
3.00%, 1/1/43	934	986
Pool #AB8787,
2.00%, 3/1/28	443	456
Pool #AB9019,
3.00%, 4/1/43	496	523
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #AB9136,
2.50%, 4/1/43	$55	$56
Pool #AB9363,
3.50%, 5/1/43	1,232	1,331
Pool #AB9990,
3.00%, 7/1/33	116	122
Pool #AC2947,
5.50%, 9/1/39	327	361
Pool #AC2969,
5.00%, 9/1/39	858	969
Pool #AC3263,
4.50%, 9/1/29	72	79
Pool #AC3312,
4.50%, 10/1/39	361	398
Pool #AC4861,
4.50%, 11/1/24	47	49
Pool #AC5040,
4.00%, 10/1/24	28	29
Pool #AC6118,
4.50%, 11/1/39	98	108
Pool #AC6742,
4.50%, 1/1/40	439	486
Pool #AC8518,
5.00%, 12/1/39	146	165
Pool #AC9581,
5.50%, 1/1/40	382	434
Pool #AD0119,
6.00%, 7/1/38	120	139
Pool #AD0585,
4.50%, 12/1/39	255	284
Pool #AD0639,
6.00%, 12/1/38	49	57
Pool #AD0969,
5.50%, 8/1/37	157	179
Pool #AD5241,
4.50%, 7/1/40	123	136
Pool #AD5525,
5.00%, 6/1/40	168	190
Pool #AD5556,
4.00%, 6/1/25	32	34
Pool #AD7859,
5.00%, 6/1/40	84	94

FIXED INCOME AND MONEY MARKET FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #AE0949,
4.00%, 2/1/41	$384	$422
Pool #AE0971,
4.00%, 5/1/25	18	18
Pool #AE0981,
3.50%, 3/1/41	285	306
Pool #AE1807,
4.00%, 10/1/40	447	491
Pool #AE3873,
4.50%, 10/1/40	99	109
Pool #AE5436,
4.50%, 10/1/40	116	129
Pool #AE7758,
3.50%, 11/1/25	49	51
Pool #AH0525,
4.00%, 12/1/40	392	430
Pool #AH1295,
3.50%, 1/1/26	100	105
Pool #AH3226,
5.00%, 2/1/41	40	45
Pool #AH4158,
4.00%, 1/1/41	75	82
Pool #AH4450,
3.00%, 1/1/26	50	52
Pool #AH5573,
4.00%, 2/1/41	417	458
Pool #AH5614,
3.50%, 2/1/26	102	107
Pool #AH8854,
4.50%, 4/1/41	114	125
Pool #AI1247,
4.00%, 4/1/26	47	49
Pool #AI3470,
4.50%, 6/1/41	151	167
Pool #AI4361,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 8.15% Cap), 2.05%, 9/1/41(2)	5	5
Pool #AI4380,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 7.93% Cap), 2.05%, 11/1/41(2)	6	6
Pool #AI5603,
4.50%, 7/1/41	105	116
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #AI7743,
4.00%, 8/1/41	$63	$69
Pool #AI9137,
2.50%, 11/1/27	660	686
Pool #AI9555,
4.00%, 9/1/41	219	240
Pool #AI9828,
(Floating, ICE LIBOR USD 1Y + 1.82%, 1.82% Floor, 7.91% Cap), 2.07%, 11/1/41(2)	4	4
Pool #AJ4093,
3.50%, 10/1/26	26	28
Pool #AJ4408,
4.50%, 10/1/41	88	96
Pool #AJ6086,
3.00%, 12/1/26	81	85
Pool #AJ9152,
3.50%, 12/1/26	325	342
Pool #AJ9218,
4.00%, 2/1/42	357	392
Pool #AJ9326,
3.50%, 1/1/42	707	766
Pool #AJ9355,
3.00%, 1/1/27	187	196
Pool #AK4813,
3.50%, 3/1/42	230	248
Pool #AK4945,
3.50%, 2/1/42	191	206
Pool #AK7766,
2.50%, 3/1/27	227	236
Pool #AK9444,
4.00%, 3/1/42	48	52
Pool #AL0442,
5.50%, 6/1/40	48	55
Pool #AL0766,
4.00%, 9/1/41	601	661
Pool #AL1449,
4.00%, 1/1/42	630	692
Pool #AL1849,
6.00%, 2/1/39	193	223
Pool #AL1939,
3.50%, 6/1/42	634	685
Pool #AL2243,
4.00%, 3/1/42	482	528

NORTHERN FUNDS QUARTERLY REPORT     47    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #AL2303,
4.50%, 6/1/26	$36	$38
Pool #AL2326,
4.50%, 4/1/42	1,171	1,296
Pool #AL2397,
(Floating, ICE LIBOR USD 1Y + 1.77%, 1.77% Floor, 7.69% Cap), 2.03%, 8/1/42(2)	14	15
Pool #AL2438,
3.00%, 9/1/27	498	524
Pool #AL2893,
3.50%, 12/1/42	1,808	1,959
Pool #AL3396,
2.50%, 3/1/28	233	243
Pool #AL3803,
3.00%, 6/1/28	385	404
Pool #AL4408,
4.50%, 11/1/43	693	768
Pool #AL4462,
2.50%, 6/1/28	406	421
Pool #AL4908,
4.00%, 2/1/44	528	580
Pool #AL5167,
3.50%, 1/1/34	121	129
Pool #AL5254,
3.00%, 11/1/27	272	285
Pool #AL5377,
4.00%, 6/1/44	1,504	1,652
Pool #AL5734,
3.50%, 9/1/29	383	406
Pool #AL5785,
4.00%, 9/1/44	860	945
Pool #AL6488,
3.50%, 8/1/43	337	364
Pool #AL7807,
3.00%, 11/1/30	1,295	1,365
Pool #AL8469,
3.50%, 4/1/31	231	247
Pool #AL8908,
3.00%, 8/1/46	479	506
Pool #AL8951,
3.00%, 8/1/46	405	427
Pool #AL9582,
3.00%, 12/1/31	583	611
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #AO0752,
3.00%, 4/1/42	$270	$285
Pool #AO0800,
3.00%, 4/1/27	184	193
Pool #AO2973,
3.50%, 5/1/42	889	970
Pool #AO4136,
3.50%, 6/1/42	360	387
Pool #AO7970,
2.50%, 6/1/27	130	135
Pool #AO8031,
3.50%, 7/1/42	1,120	1,210
Pool #AO8629,
3.50%, 7/1/42	154	166
Pool #AP6273,
3.00%, 10/1/42	337	355
Pool #AQ6784,
3.50%, 12/1/42	357	383
Pool #AQ8185,
2.50%, 1/1/28	84	88
Pool #AQ8647,
3.50%, 12/1/42	552	596
Pool #AR1706,
2.50%, 1/1/28	1,304	1,354
Pool #AR3054,
3.00%, 1/1/28	318	335
Pool #AR3792,
3.00%, 2/1/43	288	304
Pool #AR8151,
3.00%, 3/1/43	610	644
Pool #AR9188,
2.50%, 3/1/43	85	87
Pool #AR9582,
3.00%, 3/1/43	241	256
Pool #AS0018,
3.00%, 7/1/43	1,149	1,212
Pool #AS0275,
3.00%, 8/1/33	156	165
Pool #AS3294,
4.00%, 9/1/44	585	639
Pool #AS3600,
3.00%, 10/1/29	761	802

FIXED INCOME AND MONEY MARKET FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #AS3657,
4.50%, 10/1/44	$345	$374
Pool #AS4085,
4.00%, 12/1/44	257	282
Pool #AS4306,
3.00%, 1/1/45	351	369
Pool #AS4458,
3.50%, 2/1/45	1,458	1,561
Pool #AS4715,
3.00%, 4/1/45	465	490
Pool #AS5090,
2.50%, 6/1/30	187	195
Pool #AS5324,
2.50%, 7/1/30	335	348
Pool #AS5500,
3.00%, 7/1/35	158	167
Pool #AS5666,
4.00%, 8/1/45	397	433
Pool #AS5892,
3.50%, 10/1/45	407	434
Pool #AS6192,
3.50%, 11/1/45	1,168	1,248
Pool #AS6262,
3.50%, 11/1/45	517	552
Pool #AS6332,
3.50%, 12/1/45	622	665
Pool #AS6398,
3.50%, 12/1/45	432	461
Pool #AS6730,
3.50%, 2/1/46	669	716
Pool #AS6887,
2.50%, 3/1/31	386	402
Pool #AS7149,
3.00%, 5/1/46	780	826
Pool #AS7157,
3.00%, 5/1/46	279	293
Pool #AS7247,
4.00%, 5/1/46	152	164
Pool #AS7343,
3.00%, 6/1/46	280	294
Pool #AS7480,
2.00%, 7/1/31	92	94
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #AS7580,
3.00%, 7/1/46	$337	$354
Pool #AS8067,
3.00%, 10/1/46	757	798
Pool #AS8074,
3.00%, 10/1/46	254	265
Pool #AS8178,
3.00%, 10/1/36	94	99
Pool #AS8194,
2.50%, 10/1/31	1,313	1,366
Pool #AS8424,
3.00%, 12/1/36	148	156
Pool #AS8483,
3.00%, 12/1/46	475	501
Pool #AS8591,
2.00%, 1/1/32	206	212
Pool #AS8614,
3.50%, 1/1/32	152	162
Pool #AS8699,
4.00%, 1/1/47	930	998
Pool #AS8787,
2.00%, 2/1/32	119	122
Pool #AS8960,
4.00%, 3/1/47	299	318
Pool #AS9505,
3.00%, 4/1/32	344	362
Pool #AS9615,
4.50%, 5/1/47	255	276
Pool #AT0666,
3.50%, 4/1/43	315	341
Pool #AT2720,
3.00%, 5/1/43	648	685
Pool #AT3164,
3.00%, 4/1/43	1,015	1,072
Pool #AT3180,
3.00%, 5/1/43	1,251	1,321
Pool #AT5026,
3.00%, 5/1/43	1,114	1,177
Pool #AU1657,
2.50%, 7/1/28	221	230
Pool #AU1689,
3.50%, 8/1/43	1,408	1,521

NORTHERN FUNDS QUARTERLY REPORT     49    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #AU1808,
3.00%, 8/1/43	$926	$977
Pool #AU3164,
3.00%, 8/1/33	144	152
Pool #AU5918,
3.00%, 9/1/43	785	827
Pool #AU5919,
3.50%, 9/1/43	506	547
Pool #AV0691,
4.00%, 12/1/43	1,092	1,200
Pool #AV2339,
4.00%, 12/1/43	244	268
Pool #AW8167,
3.50%, 2/1/42	227	245
Pool #AW8595,
3.00%, 8/1/29	186	197
Pool #AX2163,
3.50%, 11/1/44	277	297
Pool #AX4413,
4.00%, 11/1/44	432	473
Pool #AX4839,
3.50%, 11/1/44	430	460
Pool #AX6139,
4.00%, 11/1/44	678	739
Pool #AY0544,
2.50%, 8/1/27	495	514
Pool #AY3062,
3.00%, 11/1/26	176	184
Pool #AY9555,
3.00%, 5/1/45	418	436
Pool #AZ1449,
3.00%, 7/1/45	260	271
Pool #AZ2936,
3.00%, 9/1/45	206	216
Pool #AZ2947,
4.00%, 9/1/45	414	450
Pool #AZ4775,
3.50%, 10/1/45	281	300
Pool #AZ6684,
3.00%, 2/1/31	481	506
Pool #BA2911,
3.00%, 11/1/30	166	174
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #BC0326,
3.50%, 12/1/45	$208	$222
Pool #BC0822,
3.50%, 4/1/46	1,747	1,865
Pool #BC1105,
3.50%, 2/1/46	766	818
Pool #BC1510,
3.00%, 8/1/46	280	293
Pool #BC9096,
3.50%, 12/1/46	358	382
Pool #BE3171,
2.50%, 2/1/32	408	424
Pool #BH1130,
3.50%, 4/1/32	276	292
Pool #BH5784,
3.00%, 11/1/32	1,441	1,522
Pool #BH7032,
3.50%, 12/1/47	178	189
Pool #BH7106,
3.50%, 1/1/48	380	401
Pool #BH9215,
3.50%, 1/1/48	682	720
Pool #BJ0648,
3.50%, 3/1/48	385	407
Pool #BJ9181,
5.00%, 5/1/48	393	431
Pool #BJ9260,
4.00%, 4/1/48	315	336
Pool #BJ9977,
4.00%, 5/1/48	240	259
Pool #BK0276,
4.00%, 9/1/48	123	131
Pool #BK0920,
4.00%, 7/1/48	561	597
Pool #BK0922,
4.50%, 7/1/48	106	114
Pool #BK3044,
2.50%, 9/1/50	562	575
Pool #BK4740,
4.00%, 8/1/48	176	188
Pool #BK4764,
4.00%, 8/1/48	160	171

FIXED INCOME AND MONEY MARKET FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #BK4816,
4.00%, 9/1/48	$276	$294
Pool #BM1687,
4.00%, 1/1/47	1,368	1,470
Pool #BM1787,
4.00%, 9/1/47	869	949
Pool #BM2001,
3.50%, 12/1/46	109	116
Pool #BM3286,
4.50%, 11/1/47	72	79
Pool #BM4151,
2.50%, 6/1/32	1,250	1,298
Pool #BM5288,
3.50%, 1/1/34	213	225
Pool #BM5466,
2.50%, 10/1/43	458	472
Pool #BM5804,
5.00%, 1/1/49	420	458
Pool #BN1176,
4.50%, 11/1/48	168	181
Pool #BN1628,
4.50%, 11/1/48	125	135
Pool #BN5947,
3.50%, 6/1/49	230	244
Pool #BN6097,
4.00%, 6/1/49	1,057	1,124
Pool #BN6683,
3.50%, 6/1/49	358	378
Pool #BN8985,
2.00%, 3/1/51	381	381
Pool #BN9007,
2.00%, 3/1/51	2,516	2,515
Pool #BO1012,
3.50%, 8/1/49	171	180
Pool #BO1021,
3.50%, 8/1/49	170	179
Pool #BO1169,
3.50%, 7/1/49	107	112
Pool #BO1444,
3.00%, 10/1/49	262	273
Pool #BO1461,
3.00%, 10/1/49	164	171
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #BO3181,
2.50%, 10/1/49	$561	$573
Pool #BO4708,
3.00%, 11/1/49	496	515
Pool #BO8620,
3.00%, 12/1/49	541	564
Pool #BP4660,
2.50%, 5/1/50	177	181
Pool #BP6496,
2.00%, 7/1/35	925	949
Pool #BP6626,
2.00%, 8/1/50	980	978
Pool #BP6683,
2.50%, 9/1/50	725	740
Pool #BP7273,
2.50%, 8/1/50	426	436
Pool #BP7585,
2.00%, 9/1/50	3,303	3,297
Pool #BQ0202,
2.50%, 8/1/50	594	611
Pool #BQ1147,
2.50%, 10/1/50	805	824
Pool #BQ1351,
2.50%, 8/1/50	696	712
Pool #BQ4077,
2.00%, 12/1/50	957	959
Pool #BQ4966,
2.00%, 10/1/35	1,266	1,298
Pool #BQ5056,
2.00%, 10/1/50	372	373
Pool #BQ5979,
2.00%, 11/1/50	1,743	1,742
Pool #BR4450,
1.50%, 2/1/36	906	910
Pool #BR6042,
2.00%, 2/1/51	2,146	2,142
Pool #BR9755,
2.00%, 4/1/51	1,656	1,664
Pool #BR9761,
2.00%, 4/1/51	1,249	1,247
Pool #BT1034,
2.00%, 7/1/51	2,137	2,134

NORTHERN FUNDS QUARTERLY REPORT     51    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #BT4528,
2.50%, 9/1/51	$11,262	$11,580
Pool #BT9031,
2.00%, 8/1/41	978	994
Pool #BU0066,
2.50%, 10/1/51	1,192	1,220
Pool #CA0110,
3.50%, 8/1/47	347	366
Pool #CA0619,
4.00%, 10/1/47	101	109
Pool #CA0620,
4.00%, 10/1/47	1,267	1,353
Pool #CA0656,
3.50%, 11/1/47	912	975
Pool #CA0859,
3.50%, 12/1/47	712	753
Pool #CA0917,
3.50%, 12/1/47	548	586
Pool #CA1370,
4.00%, 3/1/48	321	347
Pool #CA1378,
4.00%, 3/1/48	267	284
Pool #CA1564,
4.50%, 4/1/48	119	128
Pool #CA1711,
4.50%, 5/1/48	365	392
Pool #CA1902,
4.50%, 6/1/48	403	436
Pool #CA1909,
4.50%, 6/1/48	181	195
Pool #CA1951,
4.00%, 7/1/48	188	201
Pool #CA1952,
4.50%, 6/1/48	96	103
Pool #CA2056,
4.50%, 7/1/48	110	119
Pool #CA2200,
4.50%, 8/1/48	1,184	1,295
Pool #CA2208,
4.50%, 8/1/48	119	128
Pool #CA2256,
3.50%, 8/1/33	210	222
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #CA2366,
3.50%, 9/1/48	$120	$127
Pool #CA2375,
4.00%, 9/1/48	523	556
Pool #CA2559,
4.00%, 11/1/33	221	234
Pool #CA2616,
3.50%, 11/1/48	867	931
Pool #CA2729,
4.50%, 11/1/48	567	607
Pool #CA3640,
4.00%, 6/1/49	483	519
Pool #CA4029,
4.00%, 8/1/49	1,315	1,400
Pool #CA4143,
3.00%, 9/1/49	4,640	4,853
Pool #CA4420,
3.00%, 10/1/49	484	508
Pool #CA4792,
3.00%, 12/1/49	299	311
Pool #CA5020,
3.50%, 1/1/50	708	747
Pool #CA5452,
3.00%, 3/1/50	957	995
Pool #CA5508,
3.00%, 4/1/50	1,187	1,233
Pool #CA6072,
2.50%, 6/1/50	487	498
Pool #CA6074,
2.50%, 6/1/50	673	688
Pool #CA6144,
2.50%, 6/1/50	739	755
Pool #CA6290,
3.00%, 7/1/50	592	620
Pool #CA6305,
2.50%, 7/1/50	1,278	1,305
Pool #CA6339,
2.50%, 7/1/50	1,300	1,328
Pool #CA6346,
2.50%, 7/1/50	715	732
Pool #CA6563,
2.50%, 8/1/35	663	687

FIXED INCOME AND MONEY MARKET FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #CA6601,
2.50%, 8/1/50	$547	$559
Pool #CA6951,
2.50%, 9/1/50	489	501
Pool #CA6962,
2.50%, 9/1/50	734	751
Pool #CA6986,
2.00%, 9/1/50	2,398	2,402
Pool #CA7019,
2.00%, 9/1/50	1,391	1,389
Pool #CA7216,
2.00%, 10/1/50	2,962	2,962
Pool #CA7232,
2.50%, 10/1/50	1,468	1,500
Pool #CA7600,
2.50%, 11/1/50	1,479	1,511
Pool #CA7697,
1.50%, 11/1/50	3,753	3,629
Pool #CA7736,
2.50%, 11/1/50	1,519	1,553
Pool #CA8043,
2.50%, 12/1/50	881	902
Pool #CA9143,
2.00%, 2/1/36	1,097	1,128
Pool #CA9355,
2.00%, 3/1/41	555	564
Pool #CA9418,
1.50%, 3/1/36	647	650
Pool #CB0325,
2.00%, 4/1/51	1,824	1,821
Pool #CB1903,
2.50%, 10/1/51	1,877	1,941
Pool #CB2049,
2.50%, 11/1/51	1,892	1,951
Pool #CB2079,
2.00%, 11/1/51	9,964	9,951
Pool #FM1496,
3.50%, 9/1/49	3,038	3,206
Pool #FM1708,
3.00%, 12/1/45	312	330
Pool #FM1742,
3.00%, 10/1/49	300	314
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #FM1938,
4.50%, 9/1/49	$625	$669
Pool #FM2305,
3.50%, 2/1/50	846	900
Pool #FM2715,
3.00%, 3/1/50	204	213
Pool #FM2778,
3.00%, 3/1/50	1,319	1,384
Pool #FM2963,
3.00%, 2/1/50	5,558	5,831
Pool #FM3125,
3.50%, 3/1/50	1,270	1,347
Pool #FM3225,
3.00%, 5/1/50	740	777
Pool #FM3610,
4.00%, 6/1/50	490	521
Pool #FM3747,
2.50%, 8/1/50	1,153	1,182
Pool #FM3969,
2.50%, 8/1/43	459	473
Pool #FM4055,
2.50%, 8/1/50	7,966	8,159
Pool #FM4149,
3.00%, 9/1/50	3,815	3,990
Pool #FM4193,
2.50%, 9/1/50	823	844
Pool #FM4476,
2.00%, 10/1/50	1,967	1,969
Pool #FM4544,
2.00%, 10/1/50	1,051	1,049
Pool #FM4598,
2.00%, 11/1/40	247	251
Pool #FM4633,
2.00%, 10/1/50	1,071	1,073
Pool #FM4734,
2.00%, 11/1/35	1,306	1,343
Pool #FM4762,
2.00%, 11/1/50	1,606	1,616
Pool #FM4799,
2.00%, 11/1/50	865	866
Pool #FM4868,
2.00%, 11/1/50	1,507	1,510

NORTHERN FUNDS QUARTERLY REPORT     53    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #FM4934,
2.00%, 11/1/35	$866	$891
Pool #FM4951,
1.50%, 11/1/35	697	700
Pool #FM5026,
2.00%, 12/1/50	1,470	1,470
Pool #FM5087,
2.00%, 12/1/50	597	596
Pool #FM5210,
2.00%, 12/1/50	2,715	2,737
Pool #FM5534,
2.00%, 1/1/41	362	368
Pool #FM5570,
2.00%, 1/1/36	2,120	2,182
Pool #FM5580,
1.50%, 1/1/36	869	873
Pool #FM5849,
2.00%, 12/1/50	1,051	1,053
Pool #FM6055,
2.00%, 2/1/51	2,266	2,262
Pool #FM6099,
2.00%, 2/1/51	2,196	2,192
Pool #FM6338,
2.00%, 2/1/51	1,412	1,410
Pool #FM6496,
2.00%, 2/1/51	657	659
Pool #FM6511,
2.00%, 3/1/36	2,447	2,517
Pool #FM6550,
2.00%, 3/1/51	452	453
Pool #FM6943,
2.00%, 4/1/51	1,520	1,525
Pool #FM6964,
2.00%, 5/1/51	1,237	1,241
Pool #FM6991,
2.00%, 4/1/51	1,802	1,803
Pool #FM7078,
2.00%, 4/1/51	1,456	1,465
Pool #FM7080,
2.00%, 4/1/51	771	773
Pool #FM7360,
2.00%, 5/1/41	478	489
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #FM7411,
2.00%, 5/1/51	$3,503	$3,508
Pool #FM7429,
1.50%, 5/1/36	1,987	1,997
Pool #FM7622,
2.00%, 5/1/51	962	967
Pool #FM8146,
2.00%, 7/1/36	1,910	1,964
Pool #FM8848,
2.50%, 9/1/41	984	1,024
Pool #MA0361,
4.00%, 3/1/30	64	68
Pool #MA0667,
4.00%, 3/1/31	175	187
Pool #MA0706,
4.50%, 4/1/31	200	217
Pool #MA0711,
3.50%, 4/1/31	111	117
Pool #MA0804,
4.00%, 7/1/31	120	129
Pool #MA0976,
3.50%, 2/1/32	239	255
Pool #MA1107,
3.50%, 7/1/32	315	336
Pool #MA1138,
3.50%, 8/1/32	177	189
Pool #MA1141,
3.00%, 8/1/32	84	89
Pool #MA1200,
3.00%, 10/1/32	486	509
Pool #MA1239,
3.50%, 11/1/32	249	265
Pool #MA1432,
3.00%, 5/1/33	513	541
Pool #MA1511,
2.50%, 7/1/33	158	163
Pool #MA1764,
4.00%, 1/1/34	216	235
Pool #MA2320,
3.00%, 7/1/35	371	391
Pool #MA2473,
3.50%, 12/1/35	149	159

FIXED INCOME AND MONEY MARKET FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #MA2489,
2.50%, 12/1/30	$561	$583
Pool #MA2512,
4.00%, 1/1/46	195	212
Pool #MA2670,
3.00%, 7/1/46	788	825
Pool #MA2672,
3.00%, 7/1/36	182	191
Pool #MA2705,
3.00%, 8/1/46	571	599
Pool #MA2737,
3.00%, 9/1/46	259	272
Pool #MA2738,
3.00%, 9/1/36	268	281
Pool #MA2771,
3.00%, 10/1/46	283	295
Pool #MA2775,
2.50%, 10/1/31	192	200
Pool #MA2781,
2.50%, 10/1/46	204	210
Pool #MA2804,
3.00%, 11/1/36	349	367
Pool #MA2817,
2.50%, 11/1/36	137	141
Pool #MA2841,
2.50%, 12/1/36	57	59
Pool #MA2863,
3.00%, 1/1/47	4,579	4,806
Pool #MA2895,
3.00%, 2/1/47	280	293
Pool #MA2929,
3.50%, 3/1/47	1,175	1,250
Pool #MA3028,
3.50%, 6/1/37	275	291
Pool #MA3057,
3.50%, 7/1/47	468	497
Pool #MA3058,
4.00%, 7/1/47	181	194
Pool #MA3059,
3.50%, 7/1/37	47	50
Pool #MA3073,
4.50%, 7/1/47	393	424
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #MA3127,
3.00%, 9/1/37	$108	$114
Pool #MA3150,
4.50%, 10/1/47	229	247
Pool #MA3181,
3.50%, 11/1/37	75	80
Pool #MA3182,
3.50%, 11/1/47	564	598
Pool #MA3184,
4.50%, 11/1/47	70	75
Pool #MA3185,
3.00%, 11/1/37	121	127
Pool #MA3188,
3.00%, 11/1/32	422	444
Pool #MA3211,
4.00%, 12/1/47	116	124
Pool #MA3239,
4.00%, 1/1/48	496	532
Pool #MA3276,
3.50%, 2/1/48	465	493
Pool #MA3281,
4.00%, 2/1/38	283	303
Pool #MA3334,
4.50%, 4/1/48	391	419
Pool #MA3385,
4.50%, 6/1/48	141	152
Pool #MA3412,
3.50%, 7/1/38	128	135
Pool #MA3413,
4.00%, 7/1/38	49	53
Pool #MA3443,
4.00%, 8/1/48	121	129
Pool #MA3444,
4.50%, 8/1/48	128	137
Pool #MA3467,
4.00%, 9/1/48	116	123
Pool #MA3492,
4.00%, 10/1/38	40	43
Pool #MA3547,
3.00%, 12/1/33	249	262
Pool #MA3590,
4.00%, 2/1/39	42	45

NORTHERN FUNDS QUARTERLY REPORT     55    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #MA3685,
3.00%, 6/1/49	$186	$194
Pool #MA3692,
3.50%, 7/1/49	149	157
Pool #MA3695,
3.00%, 7/1/34	90	94
Pool #MA3744,
3.00%, 8/1/49	205	212
Pool #MA3765,
2.50%, 9/1/49	401	410
Pool #MA3870,
2.50%, 12/1/49	198	203
Pool #MA3871,
3.00%, 12/1/49	202	209
Pool #MA3896,
2.50%, 1/1/35	1,313	1,360
Pool #MA3898,
3.50%, 1/1/35	486	512
Pool #MA3902,
2.50%, 1/1/50	195	200
Pool #MA3934,
3.00%, 2/1/40	139	144
Pool #MA3958,
3.00%, 3/1/40	148	155
Pool #MA4013,
2.50%, 5/1/35	282	291
Pool #MA4014,
3.00%, 5/1/35	468	489
Pool #MA4016,
2.50%, 5/1/40	477	490
Pool #MA4042,
2.00%, 6/1/35	618	634
Pool #MA4053,
2.50%, 6/1/35	1,116	1,154
Pool #MA4071,
2.00%, 7/1/40	332	337
Pool #MA4072,
2.50%, 7/1/40	292	300
Pool #MA4074,
2.00%, 7/1/35	939	963
Pool #MA4076,
3.00%, 7/1/35	1,027	1,077
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #MA4078,
2.50%, 7/1/50	$1,622	$1,657
Pool #MA4093,
2.00%, 8/1/40	180	183
Pool #MA4094,
2.50%, 8/1/40	320	329
Pool #MA4096,
2.50%, 8/1/50	1,010	1,032
Pool #MA4099,
2.50%, 8/1/35	1,109	1,147
Pool #MA4100,
2.00%, 8/1/50	1,895	1,892
Pool #MA4119,
2.00%, 9/1/50	2,225	2,221
Pool #MA4122,
1.50%, 9/1/35	364	366
Pool #MA4123,
2.00%, 9/1/35	1,330	1,363
Pool #MA4128,
2.00%, 9/1/40	519	526
Pool #MA4129,
2.50%, 9/1/40	335	346
Pool #MA4153,
2.50%, 10/1/40	150	154
Pool #MA4154,
1.50%, 10/1/35	550	552
Pool #MA4155,
2.00%, 10/1/35	1,432	1,468
Pool #MA4176,
2.00%, 11/1/40	902	911
Pool #MA4181,
1.50%, 11/1/50	2,736	2,646
Pool #MA4228,
1.50%, 1/1/36	841	844
Pool #MA4232,
2.00%, 1/1/41	437	444
Pool #MA4254,
1.50%, 2/1/51	600	580
Pool #MA4266,
1.50%, 2/1/41	1,174	1,154
Pool #MA4278,
1.50%, 3/1/36	262	263

FIXED INCOME AND MONEY MARKET FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Fannie Mae – 13.7%continued
Pool #MA4310,
1.50%, 4/1/41	$374	$366
Pool #MA4333,
2.00%, 5/1/41	659	670
Pool #MA4342,
1.50%, 5/1/41	189	186
Pool #MA4496,
1.50%, 12/1/36	1,492	1,497
Pool TBA,
1.50%, 1/1/51	7,000	6,763
1/1/52(13)	35,000	34,910
2.50%, 1/1/52	10,000	10,207
		420,913
Federal Farm Credit Bank – 0.1%
0.73%, 5/27/25	2,000	1,968
Federal Home Loan Bank – 0.1%
1.38%, 2/17/23	1,000	1,011
3.25%, 11/16/28	1,000	1,118
5.50%, 7/15/36	500	726
		2,855
Freddie Mac – 9.0%
Federal Home Loan Mortgage Corp.,
0.38%, 5/5/23	2,000	1,996
2.75%, 6/19/23	1,000	1,031
0.25%, 6/26/23	1,000	995
0.25%, 8/24/23	2,500	2,484
0.25%, 12/4/23	3,000	2,972
0.38%, 9/23/25	2,500	2,433
6.75%, 3/15/31	1,200	1,726
Freddie Mac Multifamily Structured Pass Through Certificates, Series K036, Class A2,
3.53%, 10/25/23	1,000	1,041
Freddie Mac Multifamily Structured Pass Through Certificates, Series K038, Class A2,
3.39%, 3/25/24	295	309
Freddie Mac Multifamily Structured Pass Through Certificates, Series K040, Class A2,
3.24%, 9/25/24	300	315
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac – 9.0%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K041, Class A2,
3.17%, 10/25/24	$300	$315
Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class A2,
2.67%, 12/25/24	200	208
Freddie Mac Multifamily Structured Pass Through Certificates, Series K043, Class A2,
3.06%, 12/25/24	200	210
Freddie Mac Multifamily Structured Pass Through Certificates, Series K046, Class A2,
3.21%, 3/25/25	250	264
Freddie Mac Multifamily Structured Pass Through Certificates, Series K047, Class A2,
3.33%, 5/25/25	500	532
Freddie Mac Multifamily Structured Pass Through Certificates, Series K051, Class A2,
3.31%, 9/25/25	300	320
Freddie Mac Multifamily Structured Pass Through Certificates, Series K053, Class A2,
3.00%, 12/25/25	300	318
Freddie Mac Multifamily Structured Pass Through Certificates, Series K054, Class A2,
2.75%, 1/25/26	250	262
Freddie Mac Multifamily Structured Pass Through Certificates, Series K055, Class A2,
2.67%, 3/25/26	500	524
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056, Class A2,
2.53%, 5/25/26	400	418
Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class A2,
2.65%, 8/25/26	250	263

NORTHERN FUNDS QUARTERLY REPORT     57    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac – 9.0%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A2,
3.12%, 9/25/26	$100	$107
Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,
3.24%, 4/25/27	350	380
Freddie Mac Multifamily Structured Pass Through Certificates, Series K066, Class A2,
3.12%, 6/25/27	350	378
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,
3.19%, 7/25/27	250	271
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,
3.24%, 8/25/27	150	163
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,
3.19%, 9/25/27	200	217
Freddie Mac Multifamily Structured Pass Through Certificates, Series K070, Class A2,
3.30%, 11/25/27	150	164
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,
3.44%, 12/25/27	150	165
Freddie Mac Multifamily Structured Pass Through Certificates, Series K073, Class A2,
3.35%, 1/25/28	150	165
Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,
3.60%, 1/25/28	150	167
Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,
3.65%, 2/25/28	150	168
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac – 9.0%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,
3.90%, 4/25/28	$200	$227
Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,
3.85%, 5/25/28	200	226
Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,
3.85%, 6/25/28	150	170
Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,
3.93%, 6/25/28	200	228
Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,
3.93%, 7/25/28	200	228
Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,
3.90%, 8/25/28	200	227
Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class A2,
3.92%, 9/25/28	350	399
Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,
4.05%, 9/25/28	200	230
Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,
3.86%, 11/25/28	200	227
Freddie Mac Multifamily Structured Pass Through Certificates, Series K088, Class A2,
3.69%, 1/25/29	100	113
Freddie Mac Multifamily Structured Pass Through Certificates, Series K090, Class A2,
3.42%, 2/25/29	500	556

FIXED INCOME AND MONEY MARKET FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac – 9.0%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,
3.51%, 3/25/29	$150	$169
Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,
3.30%, 4/25/29	300	332
Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,
2.98%, 5/25/29	200	217
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2,
2.90%, 6/25/29	300	324
Freddie Mac Multifamily Structured Pass Through Certificates, Series K102, Class A2,
2.54%, 10/25/29	250	264
Freddie Mac Multifamily Structured Pass Through Certificates, Series K104, Class A2,
2.25%, 1/25/30	250	259
Freddie Mac Multifamily Structured Pass Through Certificates, Series K105, Class A2,
1.87%, 3/25/53	200	202
Freddie Mac Multifamily Structured Pass Through Certificates, Series K109, Class A2,
1.56%, 4/25/30	500	493
Freddie Mac Multifamily Structured Pass Through Certificates, Series K110, Class A2,
1.48%, 4/25/30	500	490
Freddie Mac Multifamily Structured Pass Through Certificates, Series K111, Class A2,
1.35%, 5/25/30	500	485
Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class A2,
1.31%, 5/25/30	500	483
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac – 9.0%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K113, Class A2,
1.34%, 6/25/30	$500	$484
Freddie Mac Multifamily Structured Pass Through Certificates, Series K116, Class A2,
1.38%, 7/25/30	150	146
Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2,
1.41%, 8/25/30	100	97
Freddie Mac Multifamily Structured Pass Through Certificates, Series K119, Class A2,
1.57%, 9/25/30	250	246
Freddie Mac Multifamily Structured Pass Through Certificates, Series K122, Class A2,
1.52%, 11/25/30	200	196
Freddie Mac Multifamily Structured Pass Through Certificates, Series K129, Class A2,
1.91%, 5/25/31	300	303
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,
3.72%, 1/25/31	100	115
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,
3.79%, 1/25/34	100	116
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,
3.47%, 3/25/31	100	113
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,
3.54%, 3/25/34	100	114
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2,
2.99%, 5/25/31	100	110

NORTHERN FUNDS QUARTERLY REPORT     59    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac – 9.0%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3,
3.06%, 4/25/34	$100	$109
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1515, Class A2,
1.94%, 2/25/35	100	98
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1517, Class A2,
1.72%, 7/25/35	200	190
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1518, Class A2,
1.86%, 10/25/35	150	145
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1519, Class A2,
2.01%, 12/25/35	150	147
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1520, Class A2,
2.44%, 2/25/36	150	154
Freddie Mac Multifamily Structured Pass Through Certificates, Series K1522, Class A2,
2.36%, 10/25/36	100	102
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,
3.42%, 4/25/32	100	112
Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,
3.75%, 4/25/33	100	116
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,
3.99%, 5/25/33	100	116
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,
3.99%, 8/25/33	100	118
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac – 9.0%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K719, Class A2,
2.73%, 6/25/22	$30	$30
Freddie Mac Multifamily Structured Pass Through Certificates, Series K723, Class A2,
2.45%, 8/25/23	241	246
Freddie Mac Multifamily Structured Pass Through Certificates, Series K729, Class A2,
3.14%, 10/25/24	200	209
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	200	212
Freddie Mac Multifamily Structured Pass Through Certificates, Series K731, Class A2,
3.60%, 2/25/25	150	159
Freddie Mac Multifamily Structured Pass Through Certificates, Series K732, Class A2,
3.70%, 5/25/25	400	427
Freddie Mac Multifamily Structured Pass Through Certificates, Series K733, Class A2,
3.75%, 8/25/25	500	539
Freddie Mac Multifamily Structured Pass Through Certificates, Series K734, Class A2,
3.21%, 2/25/26	200	213
Freddie Mac Multifamily Structured Pass Through Certificates, Series K735, Class A2,
2.86%, 5/25/26	150	159
Freddie Mac Multifamily Structured Pass Through Certificates, Series K740, Class A2,
1.47%, 9/25/27	400	399
Pool #QA0127,
3.50%, 6/1/49	862	915
Pool #QA1132,
3.50%, 7/1/49	322	339
Pool #QA1263,
3.50%, 7/1/49	307	325

FIXED INCOME AND MONEY MARKET FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac – 9.0%continued
Pool #QA1752,
3.50%, 8/1/49	$1,608	$1,698
Pool #QA1883,
4.00%, 8/1/49	519	556
Pool #QA3149,
3.00%, 10/1/49	407	427
Pool #QA4699,
3.00%, 11/1/49	266	276
Pool #QA8043,
3.00%, 3/1/50	2,089	2,192
Pool #QB0211,
2.50%, 6/1/50	609	622
Pool #QB2516,
2.50%, 8/1/50	461	471
Pool #QB2682,
2.50%, 8/1/50	527	539
Pool #QB2966,
2.50%, 9/1/50	188	192
Pool #QB3199,
2.00%, 9/1/50	846	844
Pool #QB4467,
2.00%, 10/1/50	1,596	1,598
Pool #QB5079,
2.00%, 11/1/50	1,921	1,926
Pool #QB5128,
2.00%, 10/1/50	1,214	1,212
Pool #QB5507,
2.00%, 11/1/50	886	888
Pool #QB6246,
2.00%, 12/1/50	443	444
Pool #QB6448,
2.00%, 12/1/50	1,273	1,271
Pool #QB8132,
2.00%, 1/1/51	5,283	5,290
Pool #QB9266,
2.00%, 3/1/51	575	575
Pool #QB9410,
2.00%, 1/1/51	1,652	1,649
Pool #QC1443,
2.00%, 5/1/51	2,289	2,297
Pool #QC1809,
2.00%, 5/1/51	564	563
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac – 9.0%continued
Pool #QC2062,
2.00%, 5/1/51	$875	$876
Pool #QC3259,
2.00%, 6/1/51	3,341	3,361
Pool #QC9442,
2.50%, 10/1/51	4,983	5,092
Pool #QD0822,
3.00%, 11/1/51	1,398	1,468
Pool #QD2146,
2.00%, 12/1/51	5,589	5,584
Pool #QK0622,
1.50%, 2/1/41	642	631
Pool #QN0818,
2.50%, 10/1/34	354	366
Pool #QN4614,
1.50%, 12/1/35	280	281
Pool #QN5018,
2.00%, 1/1/36	1,602	1,647
Pool #QN5065,
1.50%, 1/1/36	866	869
Pool #QN5866,
2.00%, 4/1/36	1,011	1,041
Pool #QN6394,
1.50%, 5/1/36	2,067	2,076
Pool #RA1196,
4.00%, 8/1/49	1,245	1,323
Pool #RA1343,
3.00%, 9/1/49	2,932	3,066
Pool #RA1493,
3.00%, 10/1/49	5,483	5,755
Pool #RA1501,
3.00%, 10/1/49	177	184
Pool #RA2010,
3.50%, 1/1/50	362	382
Pool #RA2117,
3.00%, 2/1/50	406	425
Pool #RA2386,
3.00%, 4/1/50	1,059	1,111
Pool #RA2457,
3.00%, 4/1/50	650	681
Pool #RA2730,
2.50%, 6/1/50	368	379

NORTHERN FUNDS QUARTERLY REPORT     61    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac – 9.0%continued
Pool #RA2790,
2.50%, 6/1/50	$578	$590
Pool #RA2853,
2.50%, 6/1/50	771	788
Pool #RA2959,
2.50%, 7/1/50	717	732
Pool #RA3086,
2.50%, 7/1/50	545	557
Pool #RA3306,
2.50%, 8/1/50	464	474
Pool #RA3517,
2.00%, 9/1/50	1,150	1,150
Pool #RA3524,
2.00%, 9/1/50	2,386	2,388
Pool #RA3563,
2.00%, 9/1/50	1,209	1,208
Pool #RA3578,
2.00%, 9/1/50	1,544	1,542
Pool #RA3580,
2.00%, 9/1/50	1,508	1,510
Pool #RA3653,
1.50%, 10/1/50	710	690
Pool #RA3662,
2.50%, 10/1/50	778	795
Pool #RA3663,
2.50%, 10/1/50	788	809
Pool #RA3723,
2.00%, 10/1/50	1,540	1,537
Pool #RA3765,
2.50%, 10/1/50	784	801
Pool #RA3908,
1.50%, 11/1/50	667	646
Pool #RA4209,
1.50%, 12/1/50	2,107	2,037
Pool #RA4218,
2.50%, 12/1/50	9,592	9,829
Pool #RA5204,
2.00%, 5/1/51	1,755	1,757
Pool #RA5373,
2.00%, 6/1/51	872	873
Pool #RA6333,
2.00%, 11/1/51	4,375	4,368
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac – 9.0%continued
Pool #RA6340,
11/1/51(13)	$2,975	$3,037
Pool #RB0452,
2.00%, 2/1/41	962	977
Pool #RB5032,
2.50%, 2/1/40	96	99
Pool #RB5033,
3.00%, 2/1/40	370	386
Pool #RB5043,
2.50%, 4/1/40	175	180
Pool #RB5048,
2.50%, 5/1/40	94	97
Pool #RB5059,
2.50%, 7/1/40	120	122
Pool #RB5066,
2.50%, 8/1/40	321	330
Pool #RB5072,
2.50%, 9/1/40	333	343
Pool #RB5076,
2.00%, 8/1/40	652	662
Pool #RB5078,
2.50%, 10/1/40	220	227
Pool #RB5085,
2.00%, 11/1/40	579	588
Pool #RB5090,
2.00%, 12/1/40	682	692
Pool #RB5095,
2.00%, 1/1/41	435	442
Pool #RB5100,
2.00%, 2/1/41	356	360
Pool #RB5110,
1.50%, 5/1/41	1,329	1,305
Pool #RB5111,
2.00%, 5/1/41	565	575
Pool #RB5131,
2.00%, 10/1/41	984	1,001
Pool #RC1857,
1.50%, 2/1/36	1,577	1,585
Pool #RC1926,
1.50%, 4/1/36	753	756
Pool #RC2045,
2.00%, 6/1/36	366	376

FIXED INCOME AND MONEY MARKET FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac – 9.0%continued
Pool #SB0048,
3.00%, 8/1/34	$719	$756
Pool #SB0330,
2.00%, 5/1/35	499	512
Pool #SB0434,
2.00%, 10/1/35	859	881
Pool #SB0507,
2.00%, 3/1/36	1,583	1,628
Pool #SB0571,
2.00%, 10/1/36	1,479	1,518
Pool #SB8045,
2.50%, 5/1/35	237	245
Pool #SB8046,
3.00%, 5/1/35	459	482
Pool #SB8049,
2.50%, 6/1/35	785	814
Pool #SB8052,
2.00%, 7/1/35	630	646
Pool #SB8057,
2.00%, 8/1/35	770	789
Pool #SB8058,
2.50%, 8/1/35	915	947
Pool #SB8061,
2.00%, 9/1/35	1,349	1,383
Pool #SB8062,
2.50%, 9/1/35	613	634
Pool #SB8067,
1.50%, 9/1/35	337	338
Pool #SB8068,
1.50%, 10/1/35	364	365
Pool #SB8069,
2.00%, 10/1/35	1,073	1,100
Pool #SB8073,
1.50%, 11/1/35	470	472
Pool #SB8078,
1.50%, 12/1/35	981	985
Pool #SB8083,
1.50%, 1/1/36	568	570
Pool #SB8092,
1.50%, 3/1/36	1,000	1,004
Pool #SB8501,
2.00%, 8/1/35	883	908
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac – 9.0%continued
Pool #SD0163,
3.00%, 12/1/49	$802	$842
Pool #SD0261,
3.00%, 2/1/50	320	335
Pool #SD0262,
3.50%, 2/1/50	516	554
Pool #SD0410,
2.50%, 8/1/50	1,544	1,582
Pool #SD0414,
2.50%, 8/1/50	305	313
Pool #SD0467,
2.00%, 12/1/50	650	651
Pool #SD0537,
2.00%, 3/1/51	3,557	3,562
Pool #SD0608,
2.50%, 5/1/51	3,823	3,958
Pool #SD0764,
10/1/51(13)	2,941	3,007
Pool #SD7512,
3.00%, 2/1/50	658	693
Pool #SD7536,
2.50%, 2/1/51	7,162	7,379
Pool #SD7537,
2.00%, 3/1/51	3,665	3,666
Pool #SD7539,
2.00%, 4/1/51	3,672	3,689
Pool #SD7541,
2.00%, 5/1/51	2,475	2,481
Pool #SD8019,
4.50%, 10/1/49	584	626
Pool #SD8023,
2.50%, 11/1/49	371	379
Pool #SD8029,
2.50%, 12/1/49	412	421
Pool #SD8037,
2.50%, 1/1/50	416	425
Pool #SD8083,
2.50%, 8/1/50	924	944
Pool #SD8090,
2.00%, 9/1/50	2,733	2,728
Pool #SD8097,
2.00%, 8/1/50	2,414	2,410

NORTHERN FUNDS QUARTERLY REPORT     63    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac – 9.0%continued
Pool #SD8104,
1.50%, 11/1/50	$4,539	$4,389
Pool #SD8112,
1.50%, 12/1/50	1,348	1,303
Pool #ZA1036,
4.50%, 2/1/40	101	111
Pool #ZA1159,
3.50%, 4/1/42	273	296
Pool #ZA1165,
3.50%, 4/1/42	421	453
Pool #ZA1254,
3.00%, 10/1/42	1,229	1,299
Pool #ZA1334,
3.50%, 7/1/42	145	156
Pool #ZA1361,
3.50%, 5/1/43	206	223
Pool #ZA1375,
4.00%, 9/1/44	132	144
Pool #ZA1378,
3.50%, 10/1/44	191	205
Pool #ZA2773,
2.50%, 8/1/27	98	102
Pool #ZA3862,
2.50%, 5/1/31	365	380
Pool #ZA4194,
3.00%, 4/1/43	283	301
Pool #ZA4214,
3.00%, 5/1/43	443	471
Pool #ZA4715,
4.00%, 9/1/46	1,210	1,314
Pool #ZA5107,
4.00%, 11/1/47	241	258
Pool #ZA5642,
4.00%, 9/1/48	289	308
Pool #ZA5950,
4.50%, 11/1/48	687	735
Pool #ZI6135,
5.00%, 9/1/34	457	516
Pool #ZI6854,
4.50%, 12/1/37	47	52
Pool #ZI7645,
5.00%, 6/1/38	126	140
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac – 9.0%continued
Pool #ZI8519,
4.50%, 2/1/39	$26	$28
Pool #ZI9157,
4.50%, 9/1/39	647	716
Pool #ZI9349,
4.50%, 10/1/39	342	379
Pool #ZI9657,
4.50%, 1/1/40	430	476
Pool #ZI9862,
4.50%, 3/1/40	210	232
Pool #ZI9939,
4.50%, 4/1/40	153	170
Pool #ZJ0631,
4.50%, 10/1/40	181	200
Pool #ZJ1046,
4.00%, 1/1/41	219	240
Pool #ZJ1052,
4.00%, 1/1/41	188	206
Pool #ZJ1228,
4.00%, 2/1/41	306	335
Pool #ZJ1359,
4.50%, 3/1/41	162	179
Pool #ZK5468,
2.00%, 5/1/28	447	460
Pool #ZK7259,
2.50%, 4/1/30	410	426
Pool #ZK7533,
2.50%, 7/1/30	248	258
Pool #ZL1714,
4.50%, 7/1/41	218	241
Pool #ZL1806,
4.50%, 8/1/41	527	578
Pool #ZL1922,
4.00%, 9/1/41	81	89
Pool #ZL2350,
3.50%, 11/1/41	99	107
Pool #ZL3211,
3.50%, 6/1/42	396	428
Pool #ZL3245,
4.00%, 6/1/42	617	676
Pool #ZL3535,
3.50%, 8/1/42	713	778

FIXED INCOME AND MONEY MARKET FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac – 9.0%continued
Pool #ZL3551,
3.50%, 8/1/42	$571	$617
Pool #ZL4634,
3.00%, 1/1/43	1,905	2,010
Pool #ZL4709,
3.00%, 1/1/43	406	428
Pool #ZL5074,
3.00%, 2/1/43	176	186
Pool #ZL5915,
3.50%, 5/1/43	835	902
Pool #ZL5927,
3.00%, 5/1/43	241	256
Pool #ZL6381,
3.00%, 6/1/43	398	420
Pool #ZL6467,
3.00%, 7/1/43	291	307
Pool #ZL6676,
3.00%, 8/1/43	580	613
Pool #ZL6920,
3.50%, 8/1/43	125	135
Pool #ZL7780,
4.00%, 2/1/44	335	368
Pool #ZL8299,
3.50%, 7/1/44	859	918
Pool #ZL8300,
4.00%, 7/1/44	628	686
Pool #ZL8709,
4.00%, 11/1/44	198	215
Pool #ZM0489,
4.00%, 11/1/45	281	305
Pool #ZM0617,
3.50%, 12/1/45	295	316
Pool #ZM1120,
3.00%, 5/1/46	1,462	1,542
Pool #ZM1194,
3.00%, 6/1/46	347	363
Pool #ZM1933,
3.00%, 10/1/46	386	405
Pool #ZM2167,
3.00%, 11/1/46	588	618
Pool #ZM2286,
3.50%, 12/1/46	1,089	1,159
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac – 9.0%continued
Pool #ZM3525,
3.50%, 6/1/47	$150	$161
Pool #ZM3933,
3.50%, 8/1/47	571	611
Pool #ZM4305,
3.50%, 9/1/47	587	622
Pool #ZM4601,
3.50%, 10/1/47	718	763
Pool #ZM4711,
4.00%, 11/1/47	1,024	1,096
Pool #ZM4736,
3.50%, 11/1/47	213	225
Pool #ZM4908,
3.50%, 11/1/47	413	438
Pool #ZM5133,
3.50%, 12/1/47	177	187
Pool #ZM5397,
3.50%, 1/1/48	402	426
Pool #ZM5659,
3.50%, 2/1/48	360	381
Pool #ZM5917,
4.00%, 3/1/48	277	296
Pool #ZM6682,
4.50%, 5/1/48	271	293
Pool #ZM7370,
4.00%, 7/1/48	175	186
Pool #ZM7378,
5.00%, 7/1/48	247	271
Pool #ZM7849,
4.00%, 8/1/48	60	64
Pool #ZM8045,
4.00%, 9/1/48	228	242
Pool #ZM8575,
4.50%, 10/1/48	226	242
Pool #ZN1506,
3.50%, 11/1/48	912	979
Pool #ZN3447,
3.50%, 2/1/49	160	169
Pool #ZS0932,
4.50%, 8/1/34	13	14
Pool #ZS0971,
5.00%, 12/1/35	123	139

NORTHERN FUNDS QUARTERLY REPORT     65    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac – 9.0%continued
Pool #ZS1567,
5.00%, 8/1/37	$15	$17
Pool #ZS2391,
5.00%, 9/1/38	30	33
Pool #ZS2499,
5.00%, 3/1/38	71	80
Pool #ZS2533,
4.50%, 2/1/39	73	80
Pool #ZS2827,
4.50%, 11/1/39	171	190
Pool #ZS2905,
4.50%, 4/1/40	237	263
Pool #ZS3554,
3.50%, 7/1/42	260	281
Pool #ZS3596,
4.00%, 6/1/42	649	710
Pool #ZS3613,
4.00%, 8/1/42	372	407
Pool #ZS3792,
2.50%, 7/1/43	335	345
Pool #ZS4078,
3.50%, 1/1/45	378	408
Pool #ZS4100,
3.50%, 3/1/45	671	721
Pool #ZS4127,
4.50%, 7/1/44	179	197
Pool #ZS4472,
3.50%, 2/1/42	258	277
Pool #ZS4522,
3.00%, 7/1/43	1,002	1,058
Pool #ZS4536,
3.50%, 10/1/43	370	400
Pool #ZS4584,
3.00%, 9/1/44	131	138
Pool #ZS4590,
3.00%, 11/1/44	1,365	1,434
Pool #ZS4600,
4.00%, 1/1/45	405	442
Pool #ZS4607,
3.50%, 3/1/45	491	525
Pool #ZS4617,
3.00%, 6/1/45	246	258
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac – 9.0%continued
Pool #ZS4618,
3.50%, 6/1/45	$405	$433
Pool #ZS4621,
3.00%, 7/1/45	593	624
Pool #ZS4627,
4.00%, 8/1/45	142	154
Pool #ZS4629,
3.00%, 9/1/45	1,823	1,916
Pool #ZS4630,
3.50%, 9/1/45	277	296
Pool #ZS4634,
4.00%, 10/1/45	168	183
Pool #ZS4639,
4.00%, 11/1/45	168	183
Pool #ZS4642,
3.50%, 12/1/45	562	600
Pool #ZS4655,
3.50%, 3/1/46	277	298
Pool #ZS4667,
3.00%, 6/1/46	384	403
Pool #ZS4671,
3.00%, 8/1/46	853	896
Pool #ZS4677,
3.00%, 9/1/46	239	251
Pool #ZS4682,
3.00%, 10/1/46	315	331
Pool #ZS4703,
3.00%, 2/1/47	244	258
Pool #ZS4722,
3.50%, 6/1/47	251	267
Pool #ZS4730,
3.50%, 8/1/47	97	103
Pool #ZS4740,
4.00%, 10/1/47	470	501
Pool #ZS4743,
3.50%, 11/1/47	615	653
Pool #ZS4745,
4.50%, 11/1/47	479	517
Pool #ZS4747,
3.50%, 12/1/47	171	181
Pool #ZS4748,
4.00%, 12/1/47	484	518

FIXED INCOME AND MONEY MARKET FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac – 9.0%continued
Pool #ZS4749,
4.50%, 12/1/47	$164	$177
Pool #ZS4752,
4.00%, 1/1/48	398	427
Pool #ZS4759,
3.50%, 3/1/48	379	401
Pool #ZS4769,
4.00%, 5/1/48	211	226
Pool #ZS4773,
4.50%, 6/1/48	72	78
Pool #ZS4781,
4.50%, 7/1/48	179	192
Pool #ZS4785,
4.00%, 8/1/48	168	178
Pool #ZS6948,
2.50%, 11/1/28	246	256
Pool #ZS8023,
2.00%, 8/1/32	69	71
Pool #ZS8495,
2.50%, 8/1/28	998	1,037
Pool #ZS8628,
2.00%, 11/1/31	111	114
Pool #ZS8639,
2.00%, 1/1/32	40	41
Pool #ZS9449,
3.50%, 8/1/45	403	433
Pool #ZS9495,
3.50%, 10/1/45	643	693
Pool #ZS9580,
3.50%, 12/1/45	563	604
Pool #ZS9618,
3.50%, 3/1/46	1,084	1,168
Pool #ZS9805,
3.00%, 9/1/46	592	623
Pool #ZS9813,
3.00%, 9/1/46	628	662
Pool #ZS9827,
3.00%, 10/1/46	522	551
Pool #ZS9828,
3.00%, 10/1/46	512	539
Pool #ZT0000,
3.00%, 1/1/47	2,210	2,342
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac – 9.0%continued
Pool #ZT0074,
3.50%, 3/1/47	$1,613	$1,724
Pool #ZT0495,
4.50%, 8/1/48	84	90
Pool #ZT0524,
4.50%, 9/1/48	372	401
Pool #ZT0542,
4.00%, 7/1/48	685	747
Pool #ZT0712,
4.00%, 10/1/48	235	250
Pool #ZT0787,
4.00%, 10/1/48	220	234
Pool #ZT1702,
4.00%, 1/1/49	434	462
Pool #ZT2091,
3.00%, 6/1/34	111	116
		278,019
Freddie Mac Gold – 0.7%
Pool #A16753,
5.00%, 11/1/33	30	33
Pool #A17665,
5.00%, 1/1/34	33	37
Pool #A27950,
5.50%, 11/1/34	98	111
Pool #A31136,
5.50%, 1/1/35	133	147
Pool #A39306,
5.50%, 11/1/35	36	40
Pool #A46224,
5.00%, 7/1/35	10	11
Pool #A48104,
5.00%, 1/1/36	45	51
Pool #A57604,
5.00%, 3/1/37	61	69
Pool #A58718,
5.50%, 3/1/37	5	6
Pool #A59081,
5.50%, 4/1/37	68	77
Pool #A61560,
5.50%, 10/1/36	117	134
Pool #A61597,
5.50%, 12/1/35	15	17

NORTHERN FUNDS QUARTERLY REPORT     67    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac Gold – 0.7%continued
Pool #A64474,
5.50%, 9/1/37	$9	$10
Pool #A67116,
7.00%, 10/1/37	14	16
Pool #A68761,
5.50%, 9/1/37	114	125
Pool #A69303,
6.00%, 11/1/37	9	11
Pool #A73778,
5.00%, 2/1/38	45	52
Pool #A74134,
7.00%, 2/1/38	19	21
Pool #A81606,
6.00%, 9/1/38	16	17
Pool #A83008,
5.50%, 11/1/38	138	156
Pool #A91541,
5.00%, 3/1/40	95	107
Pool #C91009,
5.00%, 11/1/26	2	3
Pool #C91247,
5.00%, 4/1/29	53	58
Pool #C91354,
4.00%, 1/1/31	174	187
Pool #C91370,
4.50%, 5/1/31	96	103
Pool #C91388,
3.50%, 2/1/32	108	115
Pool #C91402,
4.00%, 10/1/31	157	169
Pool #C91408,
3.50%, 11/1/31	107	114
Pool #C91485,
3.50%, 8/1/32	168	179
Pool #C91811,
4.00%, 1/1/35	85	92
Pool #C91826,
3.00%, 5/1/35	116	122
Pool #C91858,
3.00%, 12/1/35	121	127
Pool #C91879,
3.00%, 6/1/36	136	143
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac Gold – 0.7%continued
Pool #C91891,
3.00%, 9/1/36	$167	$176
Pool #C91904,
2.50%, 11/1/36	99	102
Pool #C91908,
3.00%, 1/1/37	66	70
Pool #C91949,
3.00%, 9/1/37	133	140
Pool #C91955,
3.00%, 10/1/37	119	125
Pool #C91970,
3.50%, 1/1/38	154	164
Pool #C91971,
4.00%, 1/1/38	66	71
Pool #C92003,
3.50%, 7/1/38	79	84
Pool #C92010,
4.00%, 8/1/38	123	132
Pool #D97564,
5.00%, 1/1/28	78	85
Pool #D99094,
3.00%, 3/1/32	102	108
Pool #E03033,
3.00%, 2/1/27	171	179
Pool #E04044,
3.50%, 8/1/27	290	306
Pool #G02064,
5.00%, 2/1/36	56	63
Pool #G02069,
5.50%, 3/1/36	9	10
Pool #G02386,
6.00%, 11/1/36	92	106
Pool #G02391,
6.00%, 11/1/36	3	3
Pool #G02540,
5.00%, 11/1/34	30	34
Pool #G02649,
6.00%, 1/1/37	4	5
Pool #G02789,
6.00%, 4/1/37	363	421
Pool #G02911,
6.00%, 4/1/37	5	6

FIXED INCOME AND MONEY MARKET FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac Gold – 0.7%continued
Pool #G02973,
6.00%, 6/1/37	$12	$13
Pool #G03121,
5.00%, 6/1/36	40	46
Pool #G03134,
5.50%, 8/1/36	22	25
Pool #G03218,
6.00%, 9/1/37	12	14
Pool #G03351,
6.00%, 9/1/37	22	25
Pool #G03513,
6.00%, 11/1/37	26	31
Pool #G03600,
7.00%, 11/1/37	14	16
Pool #G03737,
6.50%, 11/1/37	183	216
Pool #G03992,
6.00%, 3/1/38	33	38
Pool #G04287,
5.00%, 5/1/38	46	52
Pool #G04459,
5.50%, 6/1/38	42	49
Pool #G04611,
6.00%, 7/1/38	99	115
Pool #G04650,
6.50%, 9/1/38	58	69
Pool #G05733,
5.00%, 11/1/39	139	158
Pool #G05969,
5.00%, 8/1/40	66	75
Pool #G05971,
5.50%, 8/1/40	307	348
Pool #G06020,
5.50%, 12/1/39	324	371
Pool #G06767,
5.00%, 10/1/41	261	295
Pool #G06947,
6.00%, 5/1/40	97	112
Pool #G08189,
7.00%, 3/1/37	15	17
Pool #G08192,
5.50%, 4/1/37	20	23
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac Gold – 0.7%continued
Pool #G08341,
5.00%, 4/1/39	$364	$413
Pool #G12837,
4.50%, 4/1/22(12)	—	—
Pool #G12868,
5.00%, 11/1/22	3	3
Pool #G12869,
5.00%, 9/1/22	1	1
Pool #G13136,
4.50%, 5/1/23	6	7
Pool #G13151,
6.00%, 3/1/23	1	1
Pool #G13201,
4.50%, 7/1/23	4	5
Pool #G13433,
5.50%, 1/1/24	6	6
Pool #G14168,
5.50%, 12/1/24	5	5
Pool #G14239,
4.00%, 9/1/26	283	298
Pool #G14554,
4.50%, 7/1/26	18	19
Pool #G14891,
3.00%, 10/1/28	153	161
Pool #G15134,
3.00%, 5/1/29	108	114
Pool #G15468,
3.50%, 12/1/29	214	228
Pool #G16562,
3.50%, 8/1/33	345	363
Pool #G16600,
3.00%, 7/1/33	1,491	1,574
Pool #G16774,
3.50%, 2/1/34	196	207
Pool #G16786,
4.00%, 4/1/34	208	219
Pool #G18220,
6.00%, 11/1/22	1	1
Pool #G18420,
3.00%, 1/1/27	219	230
Pool #G18438,
2.50%, 6/1/27	120	125

NORTHERN FUNDS QUARTERLY REPORT     69    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac Gold – 0.7%continued
Pool #G18442,
3.50%, 8/1/27	$197	$209
Pool #G18571,
2.50%, 10/1/30	191	199
Pool #G18601,
3.00%, 5/1/31	252	265
Pool #G18626,
2.50%, 1/1/32	1,531	1,591
Pool #G18664,
3.50%, 10/1/32	152	161
Pool #G18681,
3.00%, 3/1/33	478	503
Pool #G30327,
4.50%, 1/1/27	10	10
Pool #G30835,
3.50%, 12/1/35	155	166
Pool #G31020,
2.50%, 2/1/37	35	36
Pool #G31057,
3.00%, 2/1/38	214	225
Pool #G67713,
4.00%, 6/1/48	745	809
Pool #J05307,
4.50%, 8/1/22	1	1
Pool #J06465,
6.00%, 11/1/22(12)	—	—
Pool #J06476,
5.50%, 11/1/22	1	1
Pool #J08202,
5.00%, 7/1/23	2	2
Pool #J08454,
5.00%, 8/1/23	4	4
Pool #J08913,
5.50%, 10/1/23	2	2
Pool #J09148,
5.00%, 12/1/23	13	13
Pool #J09305,
5.00%, 2/1/24	15	16
Pool #J09463,
5.00%, 3/1/24	16	16
Pool #J11136,
4.00%, 11/1/24	8	8
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac Gold – 0.7%continued
Pool #J12098,
4.50%, 4/1/25	$111	$115
Pool #J14808,
3.50%, 3/1/26	167	175
Pool #J16932,
3.00%, 10/1/26	112	118
Pool #J17055,
3.00%, 11/1/26	88	92
Pool #J17232,
3.00%, 11/1/26	99	104
Pool #J17932,
3.00%, 3/1/27	151	159
Pool #J20834,
2.50%, 10/1/27	239	248
Pool #J21601,
2.50%, 12/1/27	870	904
Pool #J22069,
2.50%, 1/1/28	61	64
Pool #J22986,
2.50%, 3/1/28	479	498
Pool #J30435,
3.00%, 1/1/30	279	295
Pool #J32244,
3.00%, 7/1/30	1,029	1,085
Pool #J34252,
3.50%, 4/1/31	44	46
Pool #K90071,
3.00%, 2/1/33	322	340
Pool #K90641,
3.50%, 6/1/33	38	40
Pool #K90791,
3.00%, 7/1/33	195	206
Pool #K91490,
3.50%, 1/1/34	283	300
Pool #K92325,
3.00%, 1/1/35	206	218
Pool #V60268,
3.00%, 9/1/28	467	493
Pool #V60886,
2.50%, 8/1/30	134	140
Pool #V60902,
2.50%, 8/1/30	114	119

FIXED INCOME AND MONEY MARKET FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Freddie Mac Gold – 0.7%continued
Pool #V61347,
2.50%, 10/1/31	$406	$422
		21,556
Government National Mortgage Association I – 0.4%
Pool #510835,
5.50%, 2/15/35	12	14
Pool #553463,
3.50%, 1/15/42	333	356
Pool #597889,
5.50%, 6/15/33	97	107
Pool #614169,
5.00%, 7/15/33	20	22
Pool #616879,
3.50%, 2/15/42	279	301
Pool #617739,
6.00%, 10/15/37	5	6
Pool #634431,
6.00%, 9/15/34	11	12
Pool #641416,
5.50%, 4/15/35	70	78
Pool #646341,
6.00%, 11/15/36	9	10
Pool #648538,
5.00%, 12/15/35	54	60
Pool #651753,
5.50%, 3/15/36	6	7
Pool #670030,
3.00%, 7/15/45	227	237
Pool #675211,
6.50%, 3/15/38	6	6
Pool #675484,
5.50%, 6/15/38	24	27
Pool #676360,
6.50%, 10/15/37	3	3
Pool #682899,
6.00%, 9/15/40	104	116
Pool #687824,
5.50%, 8/15/38	54	62
Pool #687900,
5.00%, 9/15/38	78	88
Pool #687901,
5.00%, 9/15/38	49	56
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Government National Mortgage Association I – 0.4%continued
Pool #692309,
6.00%, 1/15/39	$20	$22
Pool #697645,
5.50%, 10/15/38	25	29
Pool #698236,
5.00%, 6/15/39	142	161
Pool #698336,
4.50%, 5/15/39	141	159
Pool #699277,
6.00%, 9/15/38	5	6
Pool #700918,
5.50%, 11/15/38	39	44
Pool #700972,
5.50%, 11/15/38	14	16
Pool #701196,
6.00%, 10/15/38	5	5
Pool #703677,
5.50%, 6/15/39	98	111
Pool #704185,
5.50%, 1/15/39	20	23
Pool #704514,
4.50%, 5/15/39	274	311
Pool #704624,
4.50%, 7/15/39	880	1,011
Pool #717175,
4.50%, 6/15/39	153	174
Pool #719262,
5.00%, 8/15/40	78	90
Pool #720065,
4.50%, 6/15/39	505	574
Pool #720202,
4.50%, 7/15/39	117	131
Pool #723231,
4.00%, 10/15/39	113	124
Pool #723339,
5.00%, 9/15/39	64	73
Pool #726085,
4.00%, 11/15/24	27	28
Pool #728629,
4.50%, 1/15/40	217	247
Pool #733663,
4.50%, 5/15/40	451	505

NORTHERN FUNDS QUARTERLY REPORT     71    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Government National Mortgage Association I – 0.4%continued
Pool #736768,
3.00%, 11/15/42	$559	$585
Pool #737286,
4.50%, 5/15/40	167	189
Pool #737416,
3.50%, 9/15/25	24	25
Pool #738134,
3.50%, 4/15/26	56	59
Pool #738247,
4.50%, 4/15/41	74	83
Pool #745215,
4.00%, 7/15/25	25	26
Pool #747643,
4.50%, 8/15/40	277	311
Pool #760874,
3.50%, 2/15/26	51	53
Pool #768800,
4.50%, 6/15/41	42	47
Pool #773939,
4.00%, 11/15/41	236	256
Pool #778957,
3.50%, 3/15/42	360	389
Pool #782131,
5.50%, 12/15/36	22	25
Pool #782150,
5.50%, 4/15/37	31	35
Pool #782259,
5.00%, 2/15/36	61	71
Pool #782272,
5.50%, 2/15/38	53	61
Pool #782498,
6.00%, 12/15/38	24	28
Pool #782565,
5.00%, 2/15/39	607	701
Pool #782584,
5.00%, 3/15/39	28	33
Pool #782675,
4.50%, 6/15/24	20	21
Pool #782696,
5.00%, 6/15/39	133	153
Pool #782831,
6.00%, 12/15/39	18	21
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Government National Mortgage Association I – 0.4%continued
Pool #783176,
4.00%, 11/15/40	$364	$398
Pool #783467,
4.00%, 10/15/41	1,004	1,104
Pool #783740,
2.50%, 12/15/27	80	82
Pool #AA5391,
3.50%, 6/15/42	19	21
Pool #AA6089,
3.00%, 2/15/43	249	265
Pool #AB2761,
3.50%, 8/15/42	66	70
Pool #AB2891,
3.00%, 9/15/42	91	96
Pool #AD8781,
3.00%, 3/15/43	199	211
Pool #AD9016,
3.00%, 4/15/43	176	185
Pool #AL1763,
3.50%, 1/15/45	92	98
		11,114
Government National Mortgage Association II – 5.6%
Pool #3570,
6.00%, 6/20/34	27	31
Pool #3665,
5.50%, 1/20/35	71	80
Pool #3852,
6.00%, 5/20/36	12	14
Pool #3879,
6.00%, 7/20/36	34	39
Pool #3910,
6.00%, 10/20/36	17	20
Pool #3994,
5.00%, 6/20/37	11	13
Pool #4018,
6.50%, 8/20/37	44	51
Pool #4026,
5.00%, 9/20/37	15	17
Pool #4027,
5.50%, 9/20/37	7	8
Pool #4040,
6.50%, 10/20/37	9	11

FIXED INCOME AND MONEY MARKET FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Government National Mortgage Association II – 5.6%continued
Pool #4098,
5.50%, 3/20/38	$52	$58
Pool #4116,
6.50%, 4/20/38	21	25
Pool #4170,
6.00%, 6/20/38	40	46
Pool #4194,
5.50%, 7/20/38	90	100
Pool #4243,
5.00%, 9/20/38	22	25
Pool #4244,
5.50%, 9/20/38	26	30
Pool #4245,
6.00%, 9/20/38	14	16
Pool #4269,
6.50%, 10/20/38	20	24
Pool #4290,
5.50%, 11/20/38	17	20
Pool #4344,
6.00%, 1/20/39	32	36
Pool #4345,
6.50%, 1/20/39	24	28
Pool #4425,
5.50%, 4/20/39	58	67
Pool #4559,
5.00%, 10/20/39	110	125
Pool #4561,
6.00%, 10/20/39	66	76
Pool #4617,
4.50%, 1/20/40	32	35
Pool #4619,
5.50%, 1/20/40	124	143
Pool #4713,
4.50%, 6/20/40	92	100
Pool #4747,
5.00%, 7/20/40	83	94
Pool #4881,
3.50%, 12/20/40	344	366
Pool #4882,
4.00%, 12/20/40	781	847
Pool #4923,
4.50%, 1/20/41	83	92
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Government National Mortgage Association II – 5.6%continued
Pool #5050,
4.00%, 5/20/26	$53	$56
Pool #5081,
4.00%, 6/20/41	129	140
Pool #5082,
4.50%, 6/20/41	134	148
Pool #5083,
5.00%, 6/20/41	572	646
Pool #5114,
4.00%, 7/20/41	501	543
Pool #5141,
5.00%, 8/20/41	80	91
Pool #5175,
4.50%, 9/20/41	79	88
Pool #5176,
5.00%, 9/20/41	395	446
Pool #5202,
3.50%, 10/20/41	210	225
Pool #5203,
4.00%, 10/20/41	127	137
Pool #5232,
3.50%, 11/20/41	395	423
Pool #5264,
5.50%, 12/20/41	10	12
Pool #5280,
4.00%, 1/20/42	145	157
Pool #5304,
3.50%, 2/20/42	145	156
Pool #5317,
5.50%, 2/20/42	72	83
Pool #5326,
3.00%, 3/20/27	149	156
Pool #5331,
3.50%, 3/20/42	231	247
Pool #626951,
3.00%, 6/20/45	530	565
Pool #737602,
4.00%, 11/20/40	194	212
Pool #752757,
4.50%, 11/20/40	239	261
Pool #755677,
4.00%, 12/20/40	122	132

NORTHERN FUNDS QUARTERLY REPORT     73    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Government National Mortgage Association II – 5.6%continued
Pool #766711,
4.00%, 5/20/42	$525	$564
Pool #782433,
6.00%, 10/20/38	57	66
Pool #783976,
3.50%, 4/20/43	1,716	1,838
Pool #784345,
3.50%, 7/20/47	500	547
Pool #AA5970,
3.00%, 1/20/43	679	718
Pool #AA6054,
3.00%, 2/20/43	1,040	1,107
Pool #AA6149,
3.00%, 3/20/43	667	705
Pool #AA6160,
3.50%, 3/20/43	225	242
Pool #AA6243,
3.50%, 4/20/43	77	82
Pool #AB9443,
3.50%, 11/20/42	289	304
Pool #AD1755,
3.50%, 2/20/43	414	441
Pool #AD8825,
3.50%, 3/20/43	222	236
Pool #AF5097,
4.00%, 8/20/43	589	637
Pool #AJ0645,
3.50%, 7/20/44	178	190
Pool #AJ0789,
3.50%, 8/20/45	1,501	1,600
Pool #AJ3643,
4.00%, 10/20/44	513	555
Pool #AK6867,
3.50%, 1/20/45	990	1,055
Pool #AO7525,
3.50%, 8/20/45	1,170	1,244
Pool #AO7682,
4.00%, 8/20/45	422	451
Pool #BB6965,
3.50%, 7/20/47	347	371
Pool #BE9902,
4.50%, 6/20/48	204	218
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Government National Mortgage Association II – 5.6%continued
Pool #MA0006,
2.50%, 4/20/27	$55	$57
Pool #MA0022,
3.50%, 4/20/42	228	245
Pool #MA0088,
3.50%, 5/20/42	517	554
Pool #MA0220,
3.50%, 7/20/42	268	288
Pool #MA0318,
3.50%, 8/20/42	500	536
Pool #MA0321,
5.00%, 8/20/42	120	136
Pool #MA0391,
3.00%, 9/20/42	1,130	1,186
Pool #MA0392,
3.50%, 9/20/42	223	239
Pool #MA0698,
3.00%, 1/20/43	267	280
Pool #MA0826,
3.00%, 3/20/28	70	73
Pool #MA0850,
2.50%, 3/20/43	111	115
Pool #MA0851,
3.00%, 3/20/43	388	407
Pool #MA0852,
3.50%, 3/20/43	464	497
Pool #MA0933,
3.00%, 4/20/43	468	491
Pool #MA0934,
3.50%, 4/20/43	155	166
Pool #MA1011,
3.00%, 5/20/43	454	476
Pool #MA1012,
3.50%, 5/20/43	418	447
Pool #MA1064,
2.50%, 6/20/28	237	245
Pool #MA1089,
3.00%, 6/20/43	480	504
Pool #MA1224,
3.50%, 8/20/43	344	368
Pool #MA1285,
3.50%, 9/20/43	202	216

FIXED INCOME AND MONEY MARKET FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Government National Mortgage Association II – 5.6%continued
Pool #MA1839,
4.00%, 4/20/44	$106	$115
Pool #MA1920,
4.00%, 5/20/44	113	123
Pool #MA2224,
4.00%, 9/20/44	630	682
Pool #MA2444,
3.00%, 12/20/44	74	77
Pool #MA2521,
3.50%, 1/20/45	320	339
Pool #MA2522,
4.00%, 1/20/45	135	146
Pool #MA2677,
3.00%, 3/20/45	153	160
Pool #MA2753,
3.00%, 4/20/45	418	436
Pool #MA2754,
3.50%, 4/20/45	171	181
Pool #MA2891,
3.00%, 6/20/45	464	487
Pool #MA2892,
3.50%, 6/20/45	161	171
Pool #MA2935,
3.00%, 7/20/30	304	318
Pool #MA2960,
3.00%, 7/20/45	378	394
Pool #MA3034,
3.50%, 8/20/45	465	492
Pool #MA3104,
3.00%, 9/20/45	532	555
Pool #MA3106,
4.00%, 9/20/45	405	438
Pool #MA3172,
3.00%, 10/20/45	99	104
Pool #MA3173,
3.50%, 10/20/45	1,913	2,023
Pool #MA3174,
4.00%, 10/20/45	227	241
Pool #MA3244,
3.50%, 11/20/45	355	376
Pool #MA3245,
4.00%, 11/20/45	832	901
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Government National Mortgage Association II – 5.6%continued
Pool #MA3310,
3.50%, 12/20/45	$770	$815
Pool #MA3378,
4.50%, 1/20/46	519	570
Pool #MA3521,
3.50%, 3/20/46	671	710
Pool #MA3522,
4.00%, 3/20/46	196	208
Pool #MA3596,
3.00%, 4/20/46	378	394
Pool #MA3597,
3.50%, 4/20/46	679	718
Pool #MA3662,
3.00%, 5/20/46	629	656
Pool #MA3663,
3.50%, 5/20/46	406	428
Pool #MA3664,
4.00%, 5/20/46	184	199
Pool #MA3735,
3.00%, 6/20/46	762	795
Pool #MA3736,
3.50%, 6/20/46	529	558
Pool #MA3777,
2.50%, 7/20/31	74	76
Pool #MA3778,
3.00%, 7/20/31	102	107
Pool #MA3802,
3.00%, 7/20/46	903	943
Pool #MA3803,
3.50%, 7/20/46	777	819
Pool #MA3873,
3.00%, 8/20/46	343	359
Pool #MA3874,
3.50%, 8/20/46	364	384
Pool #MA3912,
2.50%, 9/20/31	109	113
Pool #MA3936,
3.00%, 9/20/46	794	829
Pool #MA3937,
3.50%, 9/20/46	1,130	1,189
Pool #MA4002,
2.50%, 10/20/46	57	59

NORTHERN FUNDS QUARTERLY REPORT     75    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Government National Mortgage Association II – 5.6%continued
Pool #MA4003,
3.00%, 10/20/46	$527	$550
Pool #MA4067,
2.50%, 11/20/46	468	481
Pool #MA4068,
3.00%, 11/20/46	2,527	2,639
Pool #MA4101,
2.50%, 12/20/31	58	61
Pool #MA4125,
2.50%, 12/20/46	32	33
Pool #MA4196,
3.50%, 1/20/47	545	574
Pool #MA4322,
4.00%, 3/20/47	222	237
Pool #MA4382,
3.50%, 4/20/47	174	183
Pool #MA4509,
3.00%, 6/20/47	826	864
Pool #MA4512,
4.50%, 6/20/47	324	348
Pool #MA4624,
3.00%, 8/20/32	82	86
Pool #MA4652,
3.50%, 8/20/47	733	770
Pool #MA4718,
3.00%, 9/20/47	1,939	2,024
Pool #MA4719,
3.50%, 9/20/47	1,156	1,218
Pool #MA4778,
3.50%, 10/20/47	724	764
Pool #MA4838,
4.00%, 11/20/47	107	114
Pool #MA4900,
3.50%, 12/20/47	728	765
Pool #MA4901,
4.00%, 12/20/47	1,450	1,545
Pool #MA4962,
3.50%, 1/20/48	683	718
Pool #MA4963,
4.00%, 1/20/48	258	274
Pool #MA5021,
4.50%, 2/20/48	374	400
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Government National Mortgage Association II – 5.6%continued
Pool #MA5077,
3.50%, 3/20/48	$788	$829
Pool #MA5137,
4.00%, 4/20/48	112	119
Pool #MA5191,
3.50%, 5/20/48	452	474
Pool #MA5264,
4.00%, 6/20/48	276	291
Pool #MA5265,
4.50%, 6/20/48	291	309
Pool #MA5266,
5.00%, 6/20/48	398	426
Pool #MA5330,
4.00%, 7/20/48	364	386
Pool #MA5331,
4.50%, 7/20/48	598	637
Pool #MA5398,
4.00%, 8/20/48	257	272
Pool #MA5399,
4.50%, 8/20/48	287	304
Pool #MA5466,
4.00%, 9/20/48	617	653
Pool #MA5467,
4.50%, 9/20/48	338	359
Pool #MA5528,
4.00%, 10/20/48	353	374
Pool #MA5529,
4.50%, 10/20/48	333	352
Pool #MA5564,
3.50%, 11/20/33	173	182
Pool #MA5595,
4.00%, 11/20/48	124	131
Pool #MA5653,
5.00%, 12/20/48	463	494
Pool #MA5818,
4.50%, 3/20/49	352	372
Pool #MA5931,
4.00%, 5/20/49	679	715
Pool #MA5985,
3.50%, 6/20/49	686	715
Pool #MA6040,
4.00%, 7/20/49	806	849

FIXED INCOME AND MONEY MARKET FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Government National Mortgage Association II – 5.6%continued
Pool #MA6217,
2.50%, 10/20/49	$278	$285
Pool #MA6218,
3.00%, 10/20/49	3,050	3,159
Pool #MA6282,
2.50%, 11/20/49	735	754
Pool #MA6283,
3.00%, 11/20/49	1,613	1,671
Pool #MA6310,
3.00%, 12/20/34	70	73
Pool #MA6337,
2.50%, 12/20/49	218	224
Pool #MA6338,
3.00%, 12/20/49	2,430	2,517
Pool #MA6339,
3.50%, 12/20/49	1,361	1,417
Pool #MA6408,
2.50%, 1/20/50	575	590
Pool #MA6409,
3.00%, 1/20/50	692	717
Pool #MA6410,
3.50%, 1/20/50	1,366	1,422
Pool #MA6655,
2.50%, 5/20/50	462	474
Pool #MA6709,
2.50%, 6/20/50	2,152	2,207
Pool #MA6765,
2.50%, 7/20/50	2,457	2,521
Pool #MA6819,
2.50%, 8/20/50	1,358	1,393
Pool #MA6820,
3.00%, 8/20/50	1,116	1,157
Pool #MA6865,
2.50%, 9/20/50	4,212	4,321
Pool #MA6866,
3.00%, 9/20/50	7,192	7,456
Pool #MA6930,
2.00%, 10/20/50	1,528	1,544
Pool #MA6931,
2.50%, 10/20/50	3,377	3,465
Pool #MA6994,
2.00%, 11/20/50	1,994	2,015
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Government National Mortgage Association II – 5.6%continued
Pool #MA6995,
2.50%, 11/20/50	$3,139	$3,220
Pool #MA7051,
2.00%, 12/20/50	2,643	2,671
Pool #MA7052,
2.50%, 12/20/50	1,911	1,961
Pool #MA7107,
2.50%, 1/20/36	243	254
Pool #MA7135,
2.00%, 1/20/51	3,313	3,348
Pool #MA7136,
2.50%, 1/20/51	2,183	2,239
Pool #MA7164,
2.00%, 2/20/36	176	181
Pool #MA7192,
2.00%, 2/20/51	4,183	4,227
Pool #MA7193,
2.50%, 2/20/51	1,006	1,032
Pool #MA7254,
2.00%, 3/20/51	4,631	4,680
Pool #MA7311,
2.00%, 4/20/51	2,838	2,869
Pool #MA7312,
2.50%, 4/20/51	1,853	1,901
Pool #MA7367,
2.50%, 5/20/51	1,043	1,070
Pool #MA7417,
2.00%, 6/20/51	4,839	4,890
Pool #MA7418,
2.50%, 6/20/51	1,926	1,976
Pool #MA7471,
2.00%, 7/20/51	8,786	8,879
Pool #MA7472,
2.50%, 7/20/51	2,921	2,996
Pool #MA7588,
2.00%, 9/20/51	1,978	1,999
Pool #MA7589,
2.50%, 9/20/51	3,946	4,048
Pool #MA7648,
2.00%, 10/20/51	1,491	1,507
Pool #MA7649,
2.50%, 10/20/51	1,886	1,935

NORTHERN FUNDS QUARTERLY REPORT     77    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.7% (11)continued
Government National Mortgage Association II – 5.6%continued
Pool #MA7704,
2.00%, 11/20/51	$1,995	$2,016
Pool #MA7705,
2.50%, 11/20/51	1,994	2,046
		173,164
Tennessee Valley Authority – 0.1%
5.25%, 9/15/39	1,650	2,386
Total U.S. Government Agencies
(Cost $904,607)		911,975

U.S. GOVERNMENT OBLIGATIONS – 38.9%
U.S. Treasury Bonds – 8.3%
4.50%, 2/15/36	1,000	1,377
4.38%, 2/15/38	1,000	1,381
4.50%, 8/15/39	2,000	2,831
4.38%, 11/15/39	2,000	2,795
4.63%, 2/15/40	2,000	2,880
1.13%, 5/15/40	5,000	4,396
4.38%, 5/15/40	2,000	2,807
1.13%, 8/15/40	3,500	3,066
1.38%, 11/15/40	10,000	9,143
1.88%, 2/15/41	10,000	9,929
2.25%, 5/15/41	5,000	5,268
1.75%, 8/15/41	9,000	8,754
3.75%, 8/15/41	4,000	5,240
2.00%, 11/15/41	3,000	3,044
3.13%, 2/15/42	2,000	2,417
2.75%, 8/15/42	3,000	3,429
2.75%, 11/15/42	4,000	4,574
3.63%, 2/15/44	5,000	6,528
3.38%, 5/15/44	5,000	6,316
3.13%, 8/15/44	5,000	6,093
3.00%, 11/15/44	5,000	5,984
2.50%, 2/15/45	5,000	5,519
3.00%, 5/15/45	5,000	6,002
3.00%, 11/15/45	5,000	6,029
2.50%, 2/15/46	3,000	3,327
2.50%, 5/15/46	5,000	5,547
2.25%, 8/15/46	5,000	5,308
2.88%, 11/15/46	5,000	5,937
3.00%, 5/15/47	5,000	6,092
2.75%, 8/15/47	5,000	5,841
2.75%, 11/15/47	5,000	5,844
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 38.9%continued
U.S. Treasury Bonds – 8.3%continued
3.00%, 2/15/48	$8,000	$9,803
3.13%, 5/15/48	5,000	6,273
3.00%, 8/15/48	5,000	6,143
3.00%, 2/15/49	5,000	6,172
2.88%, 5/15/49	10,000	12,096
2.25%, 8/15/49	5,000	5,374
2.38%, 11/15/49	6,000	6,619
2.00%, 2/15/50	8,000	8,162
1.25%, 5/15/50	9,000	7,680
1.38%, 8/15/50	10,000	8,802
1.63%, 11/15/50	8,000	7,488
1.88%, 2/15/51	3,000	2,982
2.38%, 5/15/51	5,500	6,102
2.00%, 8/15/51	5,000	5,120
1.88%, 11/15/51	3,500	3,488
		256,002
U.S. Treasury Notes – 30.6%
0.13%, 1/31/23	10,000	9,966
0.13%, 2/28/23	10,000	9,959
1.50%, 2/28/23	10,000	10,118
0.13%, 3/31/23	10,000	9,954
1.63%, 4/30/23	10,000	10,145
2.75%, 4/30/23	10,000	10,293
0.13%, 5/15/23	20,000	19,886
2.75%, 5/31/23	20,000	20,618
0.13%, 6/30/23	10,000	9,933
0.13%, 7/31/23	10,000	9,922
0.13%, 8/15/23	10,000	9,919
0.13%, 8/31/23	10,000	9,913
2.75%, 8/31/23	15,000	15,516
0.38%, 10/31/23	5,000	4,971
2.88%, 10/31/23	10,000	10,395
2.75%, 11/15/23	5,000	5,189
0.50%, 11/30/23	10,000	9,963
0.75%, 12/31/23	10,000	10,003
2.63%, 12/31/23	5,000	5,187
0.13%, 1/15/24	10,000	9,875
0.13%, 2/15/24	10,000	9,871
2.38%, 2/29/24	10,000	10,341
0.25%, 3/15/24	10,000	9,882
0.38%, 4/15/24	10,000	9,902
2.50%, 5/15/24	20,000	20,780
2.00%, 5/31/24	5,000	5,138

FIXED INCOME AND MONEY MARKET FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 38.9%continued
U.S. Treasury Notes – 30.6%continued
2.00%, 6/30/24	$15,000	$15,422
0.38%, 8/15/24	5,000	4,935
2.38%, 8/15/24	10,000	10,386
1.50%, 9/30/24	10,000	10,160
0.63%, 10/15/24	5,000	4,961
1.50%, 10/31/24	10,000	10,159
0.75%, 11/15/24	10,000	9,946
2.25%, 11/15/24	10,000	10,370
1.50%, 11/30/24	10,000	10,160
1.38%, 1/31/25	10,000	10,117
2.75%, 2/28/25	10,000	10,542
0.38%, 4/30/25	15,000	14,672
2.13%, 5/15/25	10,000	10,355
0.25%, 6/30/25	10,000	9,719
0.25%, 7/31/25	10,000	9,704
0.25%, 8/31/25	10,000	9,691
3.00%, 9/30/25	10,000	10,687
0.38%, 11/30/25	10,000	9,702
2.63%, 12/31/25	10,000	10,578
0.38%, 1/31/26	10,000	9,679
1.63%, 2/15/26	10,000	10,177
0.50%, 2/28/26	10,000	9,721
0.75%, 3/31/26	10,000	9,815
0.75%, 4/30/26	10,000	9,807
1.63%, 5/15/26	10,000	10,173
0.88%, 6/30/26	10,000	9,847
0.63%, 7/31/26	10,000	9,729
1.50%, 8/15/26	10,000	10,119
0.75%, 8/31/26	5,000	4,891
1.63%, 9/30/26	10,000	10,176
1.13%, 10/31/26	10,000	9,940
2.00%, 11/15/26	10,000	10,351
2.25%, 2/15/27	10,000	10,482
1.13%, 2/28/27	10,000	9,930
0.50%, 4/30/27	10,000	9,599
0.50%, 5/31/27	10,000	9,582
2.25%, 8/15/27	10,000	10,498
0.50%, 8/31/27	10,000	9,549
0.50%, 10/31/27	10,000	9,524
2.25%, 11/15/27	10,000	10,507
0.63%, 11/30/27	10,000	9,586
0.63%, 12/31/27	10,000	9,576
0.75%, 1/31/28	10,000	9,638
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 38.9%continued
U.S. Treasury Notes – 30.6%continued
2.75%, 2/15/28	$10,000	$10,816
1.25%, 3/31/28	10,000	9,919
1.25%, 4/30/28	10,000	9,917
2.88%, 5/15/28	10,000	10,903
1.25%, 6/30/28	5,000	4,953
1.00%, 7/31/28	10,000	9,744
2.88%, 8/15/28	10,000	10,930
1.13%, 8/31/28	10,000	9,815
1.25%, 9/30/28	10,000	9,891
1.38%, 10/31/28	10,000	9,969
3.13%, 11/15/28	10,000	11,124
1.50%, 11/30/28	10,000	10,048
1.38%, 12/31/28	10,000	9,964
2.63%, 2/15/29	10,000	10,820
2.38%, 5/15/29	10,000	10,668
1.63%, 8/15/29	5,000	5,077
1.75%, 11/15/29	5,000	5,130
1.50%, 2/15/30	5,000	5,031
0.63%, 5/15/30	10,000	9,360
0.63%, 8/15/30	10,000	9,336
0.88%, 11/15/30	15,000	14,277
1.13%, 2/15/31	15,000	14,574
1.63%, 5/15/31	15,000	15,206
1.25%, 8/15/31	10,000	9,789
		940,062
Total U.S. Government Obligations
(Cost $1,172,373)		1,196,064

MUNICIPAL BONDS – 0.7%
Arizona – 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	144
California – 0.3%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	262
Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	265

NORTHERN FUNDS QUARTERLY REPORT     79    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7%continued
California – 0.3%continued
California State G.O. Unlimited Bonds, Build America Bonds,
7.30%, 10/1/39	$920	$1,443
7.63%, 3/1/40	405	671
7.60%, 11/1/40	400	690
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	976
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	429
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	258
Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds,
6.76%, 7/1/34	290	404
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	436
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,
6.14%, 5/1/49	100	151
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	123
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	212
University of California Taxable General Revenue Bonds, Series AD,
4.86%, 5/15/12(8)	1,000	1,471
		7,791
Connecticut – 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	390
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7%continued
District of Columbia – 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	$30	$38
Georgia – 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	98	152
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	67	102
7.06%, 4/1/57	292	433
		687
Illinois – 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	300	423
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	191
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	705	815
		1,429
Massachusetts – 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	297
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	138
		435
Mississippi – 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	127

FIXED INCOME AND MONEY MARKET FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7%continued
Nevada – 0.0%
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	$200	$314
New Jersey – 0.0%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	294
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,
7.41%, 1/1/40	125	201
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	196
		691
New York – 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds,
7.34%, 11/15/39	75	120
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.81%, 11/15/40	60	85
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	293
5.72%, 6/15/42	250	368
New York City Transitional Finance Authority Future Tax Secured Taxable Revenue Bonds, Build America Bonds,
5.77%, 8/1/36	300	376
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	133
New York State Dormitory Authority Personal Income TRB, Series D, Build America Bonds,
5.60%, 3/15/40	250	336
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7%continued
New York – 0.1%continued
New York State Dormitory Authority State Personal Income Tax Build America Revenue Bonds, Unrefunded Balance,
5.63%, 3/15/39	$75	$97
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	100	123
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	350	490
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	280
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	347
		3,048
Ohio – 0.1%
American Municipal Power-Ohio, Inc., Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	298
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	568
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	259
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(5)	200	303
Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B-2, Loan Fund,
4.88%, 12/1/34	90	106
		1,534

NORTHERN FUNDS QUARTERLY REPORT     81    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7%continued
Oregon – 0.0%
Oregon State Department of Transportation Highway Subordinate Lien User Taxable Revenue Bonds, Series A, Build America Bonds,
5.83%, 11/15/34	$200	$273
Pennsylvania – 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	230
Tennessee – 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	145
Texas – 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	252
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.),
6.45%, 2/15/35	200	214
Houston Pension Taxable G.O. Limited Refunding Bonds, Series A,
6.29%, 3/1/32	245	309
North Texas Tollway Authority Revenue Bonds, Build America Bonds,
6.72%, 1/1/49	125	211
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	282
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	282
Texas State Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	360
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7%continued
Texas – 0.1%continued
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	$100	$135
		2,045
Utah – 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	99
Virginia – 0.0%
University of Virginia University Taxable Revenue Refunding Bonds,
2.26%, 9/1/50	1,000	946
Washington – 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	110
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	100	130
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	137
		377
Total Municipal Bonds
(Cost $15,621)		20,743

	NUMBER OF SHARES	VALUE (000S)
OTHER – 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII(14) (15)	50,000	$—
Total Other
(Cost $39)		—

FIXED INCOME AND MONEY MARKET FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(16) (17)	74,121,049	$74,121
Total Investment Companies
(Cost $74,121)		74,121

Total Investments – 101.6%
(Cost $3,039,013)		3,123,930
Liabilities less Other Assets – (1.6%)		(48,262)
NET ASSETS – 100.0%		$3,075,668

(1)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(2)	Variable or floating rate security. Rate as of December 31, 2021 is disclosed.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2021.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(5)	Century bond maturing in 2111.
(6)	Century bond maturing in 2114.
(7)	Century bond maturing in 2116.
(8)	Century bond maturing in 2112.
(9)	Maturity date represents the puttable date.
(10)	Zero coupon bond.
(11)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(12)	Principal Amount and Value rounds to less than one thousand.
(13)	When-Issued Security. Coupon rate is not in effect at December 31, 2021.
(14)	Issuer has defaulted on terms of debt obligation.
(15)	Level 3 asset that is worthless, bankrupt or has been delisted.
(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(17)	7-day current yield as of December 31, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

A.G. - Aktiengesellschaft (German: Stock Corporation)

AB - Aktiebolag (Sweden: Corporation)

ASA - Aksjeselskap (Norway: Stock Company)

B.V. - Besloten Vennootschap (Dutch: Private Limited Liability Company)

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

ICE - Intercontinental Exchange

L.P. - Limited Partnership

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

PSF - Permanent School Fund

S.A. - Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

SOFR - Secured Overnight Financing Rate

TBA - To be announced

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	1.5%
Corporate Bonds	21.4%
Foreign Issuer Bonds	7.0%
U.S. Government Agencies	29.7%
U.S. Government Obligations	38.9%
Municipal Bonds	0.7%
Other	0.0%
Investment Companies	2.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar

NORTHERN FUNDS QUARTERLY REPORT     83    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
BOND INDEX FUND continued	December 31, 2021 (UNAUDITED)
securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$47,514	$—	$47,514
Corporate Bonds(1)	—	659,674	—	659,674
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Foreign Issuer Bonds(1)	$—	$213,839	$—	$213,839
U.S. Government Agencies(1)	—	911,975	—	911,975
U.S. Government Obligations(1)	—	1,196,064	—	1,196,064
Municipal Bonds(1)	—	20,743	—	20,743
Investment Companies	74,121	—	—	74,121
Total Investments	$74,121	$3,049,809	$—	$3,123,930

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$80,397	$398,870	$405,146	$—	$74,121	74,121,049
FIXED INCOME AND MONEY MARKET FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 95.8%
California – 95.8%
Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,
4.00%, 12/1/24	$850	$909
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	2,000	2,424
Alameda County Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
3.00%, 8/1/42	3,950	4,205
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
5.00%, 8/1/43	1,000	1,173
Anaheim Housing & Public Improvement Authority Revenue Refunding Bonds, Series B,
5.00%, 10/1/28	2,000	2,112
Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
5.00%, 8/1/44	1,700	2,120
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H,
5.00%, 4/1/44	2,000	2,571
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(1) (2) (3)	19,975	21,502
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area Toll,
2.00%, 4/1/24(1) (2) (3)	7,620	7,817
2.13%, 4/1/25(1) (2) (3)	16,700	17,388
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, Series F-2,
2.60%, 4/1/56	3,500	3,500
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2) (3)	3,500	4,252
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(1) (2) (3)	$1,400	$1,616
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,
5.00%, 6/1/29	310	397
5.00%, 6/1/30	300	392
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/27	325	397
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	969	1,116
California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,731	1,975
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	1,996	2,357
California Housing Finance Agency Municipal Social Certificates Revenue Bonds, Class A,
3.25%, 8/20/36	1,498	1,697
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/40	800	922
California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,
5.00%, 7/1/39	1,000	1,220
California School Finance Authority School Facility Revenue Refunding Bonds, Granada Hills Charter Obligated Group,
4.00%, 7/1/38	465	522

NORTHERN FUNDS QUARTERLY REPORT     85    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
California State Department of Veterans Affairs Home Purchase Taxable Revenue Refunding Bonds, Series A,
0.59%, 6/1/24	$1,350	$1,339
0.92%, 12/1/25	1,000	988
California State Department of Water Resources Central Valley Project Revenue Bonds, Series AR, Prerefunded,
4.00%, 6/1/24(4)	1,795	1,954
California State Earthquake Authority Taxable Revenue Bonds, Series B,
1.33%, 7/1/22	1,500	1,505
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
3.00%, 11/1/44	3,000	3,159
4.00%, 11/1/49	1,900	2,154
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/27	1,845	2,216
5.00%, 10/1/27	1,850	2,293
5.00%, 8/1/28	4,000	4,909
5.00%, 10/1/28	3,000	3,816
5.00%, 3/1/35	3,500	4,542
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/27	2,000	2,397
5.00%, 8/1/28	7,000	8,377
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 10/1/26	2,750	3,097
5.00%, 3/1/32	1,125	1,469
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, Prerefunded,
5.00%, 11/15/25(4)	1,200	1,410
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars Sinai Health System,
3.00%, 8/15/51	1,500	1,599
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	$250	$293
California State Health Facilities Financing Authority Revenue Refunding Bonds, Children's Hospital of Orange County,
5.00%, 11/1/28	700	892
California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health,
2.00%, 10/1/25(1) (2) (3)	2,450	2,574
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,
5.00%, 11/15/35	2,500	2,997
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(4)	1,215	1,474
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Unrefunded Balance,
5.00%, 11/15/46	1,785	2,112
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, Stanford Health Care,
3.00%, 8/15/25(1) (2) (3)	600	652
California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/39	550	671
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/36	1,000	1,241

FIXED INCOME AND MONEY MARKET FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(1) (2) (3)	$3,000	$3,030
California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured),
2.65%, 8/1/36	3,413	3,644
California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,
4.00%, 10/1/46	500	584
California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,
3.00%, 10/1/46	1,000	1,030
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/36	2,245	2,771
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	400	467
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	1,500	1,800
California State School Finance Authority Charter School Revenue Bonds, Aspire Public Schools Obligated Group,
4.00%, 8/1/36(5)	325	365
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	6,630	8,590
California State University Revenue Bonds, Series A,
5.00%, 11/1/31	2,670	3,475
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
California State University Taxable Revenue Refunding Bonds, Series B,
1.14%, 11/1/26	$1,175	$1,155
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/23	500	541
5.00%, 11/1/28	4,000	4,946
4.00%, 10/1/34	3,500	4,319
5.25%, 10/1/39	1,500	1,774
California State Various Purpose G.O. Unlimited Bonds, Bid Group B,
5.00%, 11/1/31	3,500	4,653
California State Various Purpose G.O. Unlimited Bonds, Bidding Group,
5.00%, 9/1/28	5,000	5,999
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(4)	1,000	1,085
Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
4.00%, 8/1/48	1,000	1,116
Coachella Valley Water District Revenue COPS, Series A, Oasis Project,
4.00%, 8/1/46	2,250	2,649
Contra Costa Community College District G.O. Unlimited Bonds, Series B-2,
3.00%, 8/1/35	775	868
CSCDA Taxable Revenue Refunding Bonds, Front Porch Community,
1.51%, 4/1/26	1,000	986
Davis Joint Unified School District G.O. Unlimited Bonds (BAM Insured),
3.00%, 8/1/31	2,025	2,239
Desert Community College District G.O. Unlimited Bonds, Riverside & Imperial County, Prerefunded,
5.00%, 8/1/23(4)	1,125	1,209
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/39	1,330	1,619

NORTHERN FUNDS QUARTERLY REPORT     87    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/23(6)	$9,940	$9,893
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,000	1,223
Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	3,985	4,010
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A,
3.00%, 8/1/39	2,000	2,201
Golden State Tobacco Securitization Corp. Tobacco Settlement Taxable Revenue Refunding Bonds, Series A-1,
2.16%, 6/1/26	1,000	1,005
Hartnell Community College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/45	2,500	2,666
Hayward Unified School District G.O. Unlimited Bonds (AGM Insured),
4.00%, 8/1/45	2,000	2,338
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	2,500	2,937
Kern Community College District G.O. Unlimited CABS-BANS,
0.00%, 8/1/23(6)	2,250	2,236
Lodi Unified School District G.O. Unlimited Bonds, Series 2020, Election of 2016,
3.00%, 8/1/43	2,750	2,930
Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,
5.00%, 6/1/27	1,100	1,270
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	1,300	1,568
Long Beach Harbor Revenue Refunding Bonds, Series C,
5.00%, 5/15/47	3,000	3,600
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
Long Beach Unified School District G.O. Unlimited Bonds, Series F, Election of 2008,
3.00%, 8/1/38	$3,270	$3,554
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	3,600	3,864
Los Angeles County Metropolitan Transportation Authority Measure R Junior Subordinate Sales Tax Revenue Refunding Bonds, Green Bonds,
5.00%, 6/1/37	2,000	2,614
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II,
5.00%, 8/1/24	945	971
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	1,665	1,934
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series E-1,
5.00%, 12/1/44	3,405	4,314
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/29	2,630	3,073
5.00%, 12/1/31	2,000	2,332
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/23	500	532
5.00%, 5/15/24	500	552
5.00%, 5/15/30	1,465	1,829
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.25%, 5/15/31	2,000	2,491
5.00%, 5/15/44	1,500	1,844

FIXED INCOME AND MONEY MARKET FUNDS    88    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,
5.00%, 5/15/46	$1,000	$1,269
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series D (AMT),
5.00%, 5/15/32	3,000	3,971
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/27	7,435	9,043
5.00%, 5/15/28	7,630	9,489
5.00%, 5/15/29	1,000	1,238
Los Angeles Department of Airports Senior Revenue Bonds, Series B,
5.00%, 5/15/27	640	736
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/40	2,500	3,242
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
4.00%, 7/1/29	2,075	2,548
5.00%, 7/1/43	1,850	2,295
5.00%, 7/1/46	3,000	3,886
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series C,
5.00%, 7/1/41	1,000	1,298
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), Private Activity,
5.00%, 8/1/25	6,750	7,752
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
5.00%, 7/1/29	1,500	1,862
5.00%, 7/1/30	190	235
Los Angeles Unified School District G.O. Unlimited Bonds, Series C,
5.00%, 7/1/29	500	646
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
3.00%, 7/1/27	$1,000	$1,122
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/26	700	837
Los Angeles Wastewater System Revenue, Subseries A, Green Bonds,
5.00%, 6/1/38	1,100	1,366
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	2,000	2,138
Los Rios Community College District G.O. Unlimited Bonds, Series E,
3.00%, 8/1/35	1,450	1,605
Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series A,
2.50%, 7/1/27	6,650	7,286
Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 10/1/26	1,490	1,730
5.00%, 10/1/27	1,130	1,311
5.00%, 10/1/28	2,770	3,213
Modesto Irrigation District Financing Authority Electric System Revenue Refunding Bonds, Series B,
5.00%, 10/1/28	2,150	2,725
Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured),
5.00%, 9/1/22	1,445	1,491
Monterey County Public Facilities Financing COPS,
5.00%, 10/1/27	1,000	1,165
5.00%, 10/1/28	670	780
Moulton-Niguel Water District COPS,
2.25%, 9/1/45	2,800	2,748
2.25%, 9/1/51	1,000	952
Natomas Unified School District G.O. Unlimited Bonds (AGM Insured),
3.00%, 8/1/39	1,655	1,742

NORTHERN FUNDS QUARTERLY REPORT     89    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
3.00%, 8/1/40	$2,325	$2,445
3.00%, 8/1/41	2,590	2,720
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/25	1,690	1,883
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),
5.00%, 8/1/33	1,185	1,402
Natomas Unified School District G.O. Unlimited Bonds, Series A (AGM Insured),
4.00%, 8/1/45	3,000	3,380
Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 8/1/31	3,620	4,291
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (2) (3)	3,195	3,448
Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/22	750	771
5.00%, 8/1/24	600	671
Orange County Local Transportation Authority Sales TRB,
5.00%, 2/15/33	3,000	3,798
Oxnard Union High School District G.O. Unlimited Bonds, Series A, Election of 2018, Prerefunded,
5.00%, 8/1/26(4)	3,000	3,599
Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	2,000	2,473
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	2,074
Paso Robles Joint Unified School District G.O. Unlimited Bonds, Series A,
4.00%, 8/1/43	4,220	4,906
4.00%, 8/1/46	5,950	6,887
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,
3.00%, 9/1/39	$800	$860
3.00%, 9/1/40	875	937
Placentia-Yorba Linda Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	1,000	1,160
Placentia-Yorba Linda Unified School District Taxable G.O. Unlimited Refunding Bonds, Series B,
1.07%, 8/1/26	650	635
Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernandino County,
3.00%, 7/1/30	2,295	2,517
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/41	2,230	2,423
Richmond Joint Powers Financing Authority Revenue Refunding Bonds, Series A, Civic Center Project (AGM Insured),
5.00%, 11/1/24	600	670
5.00%, 11/1/25	1,000	1,153
5.00%, 11/1/26	750	888
Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series 2013 A, Public Defender & Probation Building, Prerefunded,
5.25%, 11/1/23(4)	150	163
5.25%, 11/1/23(4)	650	709
Riverside County TRANS,
2.00%, 6/30/22	2,300	2,321
Riverside County Transportation Commission Revenue Refunding Bonds, Series A,
3.00%, 6/1/26	5,500	5,804
Riverside County Transportation Commission Sales Tax Revenue Refunding Bonds, Series B,
5.00%, 6/1/30	2,500	3,107

FIXED INCOME AND MONEY MARKET FUNDS    90    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),
5.25%, 6/1/24	$615	$658
Sacramento City Unified School District G.O. Unlimited Bonds, Measure Q, Election of 2021 (AGM Insured),
4.00%, 8/1/41	850	1,001
Sacramento City Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
4.00%, 7/1/27	350	410
Sacramento County Airport System Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	565	707
5.00%, 7/1/31	500	619
Sacramento County Airport System Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	680	851
Sacramento County Sanitation Districts Financing Authority Revenue Refunding Bonds,
5.00%, 12/1/33	2,000	2,721
San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,
5.00%, 11/15/26	1,000	1,168
San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A,
5.00%, 7/1/29	850	1,031
5.00%, 7/1/37	1,000	1,206
San Diego County Regional Transportation Commission Sales Tax Subordinate Revenue Refunding Bonds, Series A,
3.00%, 10/1/22	1,750	1,787
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark,
5.00%, 10/15/30	1,040	1,201
San Diego Unified School District G.O. Unlimited Bonds, Series D-2, Election of 2018,
3.00%, 7/1/37	1,715	1,893
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
San Diego Unified School District G.O. Unlimited Bonds, Series I, Election of 2012,
5.00%, 7/1/41	$3,380	$4,105
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured),
5.50%, 7/1/27	1,500	1,894
San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Green Bonds,
5.00%, 8/1/31	2,000	2,607
San Francisco Bay Area Rapid Transit District Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/32	1,500	1,723
San Francisco Bay Area Rapid Transit District Sales TRB, Series A,
3.00%, 7/1/44	2,000	2,111
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/38	3,000	3,717
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/50	1,355	1,658
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/24	1,095	1,112
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Series D (AMT),
5.00%, 5/1/25	1,000	1,142
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	2,800	2,845
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	5,415	5,704

NORTHERN FUNDS QUARTERLY REPORT     91    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Series D, Green Bonds,
5.00%, 11/1/32	$1,375	$1,697
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	1,500	1,580
San Francisco City and County G.O. Unlimited Refunding Bonds, Series R1,
5.00%, 6/15/22	1,000	1,022
San Francisco County Transportation Authority Sales TRB,
3.00%, 2/1/30	5,000	5,456
San Francisco Municipal Transportation Agency Taxable Revenue Refunding Bonds, Series A,
1.30%, 3/1/28	725	707
San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/26	1,055	1,174
San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds,
4.00%, 1/15/34	1,000	1,228
San Joaquin Hills Transportation Corridor Agency Toll Road Senior Taxable Revenue Refunding Bonds, Series B (AGM Insured),
2.15%, 1/15/27	2,415	2,421
San Jose Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 3/1/22	1,495	1,506
San Jose G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/31	1,900	2,433
San Mateo Foster City School District G.O. Unlimited Bonds, Series A,
3.00%, 8/1/40	500	545
San Mateo-Foster City Public Financing Authority Wastewater Revenue Bonds, Series B,
5.00%, 8/1/25	1,995	2,315
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
San Rafael Elementary School District G.O. Unlimited Bonds, Series B, Election of 2015,
4.50%, 8/1/42	$1,750	$2,086
Santa Clara County Financing Authority Revenue Bonds, Series A,
3.00%, 5/1/39	2,000	2,186
Santa Clara County Financing Authority Revenue Refunding Bonds, Series Q,
3.00%, 5/15/35	2,500	2,658
Santa Clarita Community College District G.O. Unlimited Bonds,
3.00%, 8/1/44	1,000	1,063
Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,145	1,342
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,000	1,172
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	3,000	2,992
South San Francisco Public Facilities Financing Authority Revenue Bonds, Community Civic Campus and Multiple Capital Lease Projects,
4.00%, 6/1/41	1,000	1,200
Southern California Financing Authority Water Replenishment Assessment Revenue Bonds,
5.00%, 8/1/43	2,000	2,469
Stockton Public Financing Authority Parking Revenue Refunding Bonds,
5.00%, 3/1/32	555	678
5.00%, 3/1/33	600	732
5.00%, 3/1/47	1,125	1,336
Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,
4.00%, 6/1/35	500	600
4.00%, 6/1/36	750	897

FIXED INCOME AND MONEY MARKET FUNDS    92    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
California – 95.8%continued
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/29	$465	$597
5.00%, 10/1/34	600	768
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/28	625	694
University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(4)	1,220	1,298
University of California Regents Medical Center Pooled Taxable Revenue Refunding Bonds, Series M,
2.46%, 5/15/26	1,785	1,847
Ventura County Public Financing Authority Lease Revenue Bonds, Series B,
5.00%, 11/1/24	1,060	1,151
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/29	640	834
5.00%, 8/1/30	680	881
5.00%, 8/1/31	710	915
Vernon Electric System Revenue Bonds, Series A,
5.00%, 4/1/28	700	859
Visalia Unified School District COPS (AGM Insured),
3.00%, 5/1/27	1,525	1,527
Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A,
5.00%, 9/1/26	1,000	1,160
		521,122
Total Municipal Bonds
(Cost $501,587)		521,122

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(7) (8)	7,317,721	$7,318
Total Investment Companies
(Cost $7,318)		7,318
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 2.2%
California State School Cash Reserve Program Authority TRANS, Series A, 2.00%, 6/30/22	$2,000	$2,018
Irvine Assessment District No. 87-8 Improvement Bond Act 1915 Adjustable Special Assessment (State Street B&T Co. LOC), 0.06%, 1/3/22(1) (3) (9)	679	679
Livermore-Amador Valley Water Management Agency Sewer Revenue Refunding Bonds, 4.00%, 8/1/22	1,535	1,569
San Diego County & School District TRANS, Series A, 0.25%, 6/30/22	7,500	7,499
Total Short-Term Investments
(Cost $11,772)		11,765

Total Investments – 99.3%
(Cost $520,677)		540,205
Other Assets less Liabilities – 0.7%		4,005
NET ASSETS – 100.0%		$544,210

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable or floating rate security. Rate as of December 31, 2021 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(6)	Zero coupon bond.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2021 is disclosed.
(9)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

NORTHERN FUNDS QUARTERLY REPORT     93    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	December 31, 2021 (UNAUDITED)

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

HFA - Housing Finance Authority

LLC - Limited Liability Company

LOC - Letter of Credit

MFH - Multi-Family Housing

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	95.8%
Investment Companies	1.3%
Short-Term Investments	2.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$521,122	$—	$521,122
Investment Companies	7,318	—	—	7,318
Short-Term Investments	—	11,765	—	11,765
Total Investments	$7,318	$532,887	$—	$540,205

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$31,807	$126,463	$150,952	$5	$7,318	7,317,721
FIXED INCOME AND MONEY MARKET FUNDS    94    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND	December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 91.2%
California – 91.2%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$500	$606
Alameda County Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
3.00%, 8/1/42	3,000	3,194
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
4.00%, 8/1/46	1,000	1,125
Bay Area Toll Authority Subordinate Toll Bridge Revenue Bonds, Series S-4, Prerefunded,
5.25%, 4/1/23(1)	1,250	1,329
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H,
5.00%, 4/1/49	1,000	1,286
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(2)	5,500	5,920
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, Series F-2,
2.60%, 4/1/56	1,500	1,500
Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured), Prerefunded,
5.25%, 2/15/27(1)	1,500	1,843
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(2)	1,500	1,822
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/23	400	426
4.00%, 12/1/27(2)	600	693
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,
4.00%, 6/1/35	885	1,071
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.2%continued
California – 91.2%continued
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/29	$310	$397
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	969	1,116
California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,237	1,411
California Housing Finance Agency Municipal Social Certificates Revenue Bonds, Class A,
3.25%, 8/20/36	749	849
California School Finance Authority Educational Facilities Revenue Bonds, Granada Hills Charter Obligated Group,
5.00%, 7/1/54	1,200	1,354
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/50	1,135	1,287
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
4.00%, 11/1/49	1,000	1,134
California State G.O. Unlimited Bonds,
3.00%, 12/1/46	300	324
California State G.O. Unlimited Refunding Bonds,
5.00%, 12/1/26	2,000	2,422
5.00%, 10/1/28	3,000	3,816
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars Sinai Health System,
3.00%, 8/15/51	750	800
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(1)	410	498

NORTHERN FUNDS QUARTERLY REPORT     95    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.2%continued
California – 91.2%continued
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Unrefunded Balance,
5.00%, 11/15/46	$590	$698
California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/44	625	757
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/42	1,000	1,232
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds,
1.75%, 8/1/26(2) (3) (4)	3,500	3,627
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(2)	2,000	2,020
California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,
4.00%, 10/1/51	250	291
California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,
3.00%, 10/1/49	1,000	1,017
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/40	1,000	1,226
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	175	204
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	1,000	1,200
5.00%, 5/15/43	1,000	1,192
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.2%continued
California – 91.2%continued
California State Public Works Board Lease Revenue Refunding Bonds, Series G, Various Capital Projects,
5.00%, 11/1/22	$1,000	$1,040
California State School Finance Authority Charter School Revenue Bonds, Aspire Public Schools Obligated Group,
4.00%, 8/1/51	800	884
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	1,500	1,943
3.00%, 5/15/51	1,225	1,289
California State University Systemwide Revenue Bonds, Series C,
4.00%, 11/1/45	2,260	2,680
California State University Systemwide Revenue Refunding Bonds, Prerefunded,
5.00%, 11/1/24(1)	180	203
5.00%, 11/1/24(1)	2,320	2,624
California State University Taxable Revenue Refunding Bonds, Series B,
1.14%, 11/1/26	475	467
California State Various Purpose G.O. Unlimited Bonds,
4.00%, 10/1/34	2,000	2,468
California State Various Purpose G.O. Unlimited Bonds, Bid Group B,
5.00%, 11/1/31	1,500	1,994
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,
3.00%, 8/1/42	550	593
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(1)	570	619
6.00%, 8/1/23(1)	1,000	1,089
Coachella Valley Water District Revenue COPS, Series A, Oasis Project,
4.00%, 8/1/46	1,750	2,060

FIXED INCOME AND MONEY MARKET FUNDS    96    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.2%continued
California – 91.2%continued
Compton Unified School District G.O. Unlimited Bonds, Series B (BAM Insured),
4.00%, 6/1/49	$1,675	$1,891
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C,
4.00%, 8/1/49	1,000	1,152
CSCDA Taxable Revenue Refunding Bonds, Front Porch Community,
1.51%, 4/1/26	625	616
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
4.00%, 8/1/44	500	572
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,300	1,590
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	250	291
Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	1,610	1,620
Hartnell Community College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/45	1,500	1,599
Hayward Unified School District G.O. Unlimited Bonds (AGM Insured),
4.00%, 8/1/50	1,000	1,163
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	1,500	1,762
Lancaster Financing Authority Revenue Bonds, Measure M & R Street Improvements Project,
4.00%, 6/1/49	2,830	3,289
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	1,400	1,502
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series F, Green Bonds,
2.63%, 12/1/51	1,600	1,616
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.2%continued
California – 91.2%continued
Los Angeles County TRANS,
4.00%, 6/30/22	$1,100	$1,121
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/31	1,000	1,244
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/44	500	614
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,
5.00%, 5/15/46	500	634
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/29	4,000	4,954
5.00%, 5/15/31	5,000	6,152
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/40	1,000	1,297
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/51	1,000	1,290
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series C,
5.00%, 7/1/41	1,000	1,298
Los Angeles Unified School District G.O. Unlimited Bonds, Series RYQ,
5.00%, 7/1/33	1,000	1,312
4.00%, 7/1/44	2,000	2,366
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	1,000	1,069
Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/42	1,450	1,794

NORTHERN FUNDS QUARTERLY REPORT     97    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.2%continued
California – 91.2%continued
Manteca Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds, Series A (BAM Insured),
4.00%, 10/1/39	$500	$582
Mesa Water District COPS,
4.00%, 3/15/45	1,150	1,361
Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	1,000	1,024
Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series B,
4.00%, 8/1/23	395	417
Monterey County Financing Authority Revenue Refunding Bonds,
5.00%, 9/1/37	1,170	1,456
Moulton-Niguel Water District COPS,
2.25%, 9/1/51	1,700	1,618
Napa Valley Unified School District TRANS,
2.00%, 6/30/22	2,000	2,019
Natomas Unified School District G.O. Unlimited Bonds, Series A (AGM Insured),
4.00%, 8/1/49	1,000	1,124
New Haven Unified School District G.O. Unlimited Bonds, Series C, Alameda County,
3.00%, 8/1/49	1,520	1,613
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(5)	10,000	8,294
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(2)	3,500	3,777
Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	1,000	1,236
Palm Springs Unified School District G.O. Unlimited Bonds, Series A,
2.00%, 8/1/24	1,000	1,040
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.2%continued
California – 91.2%continued
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
3.00%, 8/1/31	$2,435	$2,631
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured),
7.00%, 8/1/38	5,000	6,997
Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,
3.00%, 9/1/45	1,865	1,968
Placentia-Yorba Linda Unified School District Taxable G.O. Unlimited Refunding Bonds, Series B,
1.07%, 8/1/26	350	342
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/51	1,750	1,868
Riverside County TRANS,
2.00%, 6/30/22	900	908
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
4.00%, 6/1/46	750	883
Ross Valley Public Financing Authority Revenue Bonds, Sanitary District No. 1 of Marin County,
5.00%, 1/1/36	275	310
5.00%, 1/1/37	215	242
Sacramento Municipal Utility District Revenue Bonds, Series A,
5.00%, 8/15/37	55	59
San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,
1.80%, 11/15/27	1,000	1,043
San Diego County Regional Transportation Commission Sales Tax Subordinate Revenue Refunding Bonds, Series A,
3.00%, 10/1/22	750	766

FIXED INCOME AND MONEY MARKET FUNDS    98    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.2%continued
California – 91.2%continued
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/38	$1,000	$1,239
5.00%, 5/1/42	1,500	1,781
5.00%, 5/1/49	1,000	1,224
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/45	1,000	1,228
5.00%, 5/1/50	1,500	1,835
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Series D (AMT),
5.00%, 5/1/25	1,000	1,142
San Francisco City & County COPS, Multiple Capital Projects,
5.00%, 10/1/22	3,000	3,108
2.00%, 10/1/33	1,200	1,219
San Francisco City & County G.O. Unlimited Bonds, Series 2021, Transportation and Road Improvement 2014,
5.00%, 6/15/22	2,000	2,044
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	1,000	1,053
San Francisco City & County G.O. Unlimited Bonds, Series D,
5.00%, 6/15/23	950	970
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series D, Hetch Hetchy Water,
3.00%, 11/1/50	600	645
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	2,500	2,633
San Francisco Community College District G.O. Unlimited Bonds, Series A, Election of 2020,
3.00%, 6/15/45	1,000	1,065
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.2%continued
California – 91.2%continued
San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds,
4.00%, 1/15/34	$500	$614
San Joaquin Hills Transportation Corridor Agency Toll Road Senior Taxable Revenue Refunding Bonds, Series B (AGM Insured),
2.15%, 1/15/27	1,500	1,504
San Jose Airport Revenue Refunding Bonds, Series B,
5.00%, 3/1/31	1,000	1,333
San Jose G.O. Unlimited Bonds, Series A-1,
5.00%, 9/1/42	1,310	1,643
San Mateo Foster City School District G.O. Unlimited Bonds, Series A,
3.00%, 8/1/41	300	326
San Mateo-Foster City Public Financing Authority Wastewater Revenue Bonds, Series B,
5.00%, 8/1/25	750	870
Santa Ana College Improvement District No. 1 Rancho Santiago Community College District G.O. Unlimited Bonds,
3.00%, 8/1/39	2,130	2,262
Santa Clara County Financing Authority Revenue Bonds, Series A,
3.00%, 5/1/39	1,000	1,093
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	500	586
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	2,000	1,995
South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds (AGM Insured),
5.00%, 9/1/32	15	19

NORTHERN FUNDS QUARTERLY REPORT     99    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.2%continued
California – 91.2%continued
South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds (AGM Insured), Unrefunded Balance,
5.00%, 9/1/32	$485	$611
Stockton Public Financing Authority Parking Revenue Refunding Bonds,
5.00%, 3/1/32	250	306
5.00%, 3/1/33	245	299
5.00%, 3/1/47	500	594
Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,
4.00%, 6/1/37	700	835
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/45	1,000	1,252
Union Sanitry District Financing Authority Revenue Bonds, Series A,
3.00%, 9/1/22	1,760	1,793
University of California General Revenue Bonds, Series A,
5.00%, 5/15/38	600	636
University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(1)	430	458
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/58	2,500	3,062
Upper Santa Clara Valley Joint Powers Authority Revenue Refunding Bonds, Series A,
4.00%, 8/1/45	1,200	1,331
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	585	725
5.00%, 8/1/28	620	789
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.2%continued
California – 91.2%continued
Vernon Electric System Revenue Bonds, Series A,
5.00%, 4/1/28	$300	$368
		203,516
Total Municipal Bonds
(Cost $192,384)		203,516

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(6) (7)	7,835,714	$7,836
Total Investment Companies
(Cost $7,836)		7,836

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 5.0%
California State School Cash Reserve Program Authority TRANS, Series A, 2.00%, 6/30/22	$1,000	$1,009
Livermore-Amador Valley Water Management Agency Sewer Revenue Refunding Bonds, 4.00%, 8/1/22	2,000	2,044
Los Angeles TRANS, 4.00%, 6/23/22	3,500	3,564
San Diego County & School District TRANS, Series A, 0.25%, 6/30/22	4,500	4,500
Total Short-Term Investments
(Cost $11,122)		11,117

Total Investments – 99.7%
(Cost $211,342)		222,469
Other Assets less Liabilities – 0.3%		781
NET ASSETS – 100.0%		$223,250

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(4)	Variable or floating rate security. Rate as of December 31, 2021 is disclosed.
(5)	Zero coupon bond.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

FIXED INCOME AND MONEY MARKET FUNDS    100    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
(7)	7-day current yield as of December 31, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

G.O. - General Obligation

HFA - Housing Finance Authority

LLC - Limited Liability Company

TRANS - Tax and Revenue Anticipation Notes
Percentages shown are based on Net Assets.
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	94.6%
Investment Companies	3.5%
Short-Term Investments	1.6%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$203,516	$—	$203,516
Investment Companies	7,836	—	—	7,836
Short-Term Investments	—	11,117	—	11,117
Total Investments	$7,836	$214,633	$—	$222,469

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$14,669	$62,563	$69,397	$3	$7,836	7,835,714
NORTHERN FUNDS QUARTERLY REPORT     101    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
CORE BOND FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 2.0%
Commercial Mortgage-Backed Securities – 2.0%
BANK, Series 2019-BN16, Class A4
4.01%, 2/15/52	$1,000	$1,122
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	920	959
DBJPM Mortgage Trust, Series 2016-C3, Class A5
2.89%, 8/10/49	320	333
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5
3.72%, 3/15/50	1,370	1,483
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	375	400
		4,297
Total Asset-Backed Securities
(Cost $4,157)		4,297

CORPORATE BONDS – 31.3%
Aerospace & Defense – 0.9%
Boeing (The) Co.,
2.20%, 2/4/26	540	540
2.95%, 2/1/30	175	178
5.81%, 5/1/50	290	394
3.95%, 8/1/59	140	146
Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28 (1)	510	500
Teledyne Technologies, Inc.,
2.25%, 4/1/28	110	110
		1,868
Airlines – 0.3%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	310	331
Southwest Airlines Co.,
5.13%, 6/15/27	350	400
		731
Apparel & Textile Products – 0.1%
VF Corp.,
2.95%, 4/23/30	240	249
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.3% continued
Automobiles Manufacturing – 0.5%
General Motors Financial Co., Inc.,
2.70%, 8/20/27	$550	$560
Hyundai Capital America,
2.00%, 6/15/28 (1)	310	302
Stellantis Finance U.S., Inc.,
1.71%, 1/29/27 (1)	298	293
		1,155
Banks – 0.4%
PNC Financial Services Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.60%), 3.40%, 9/15/26 (2) (3)	304	299
Wells Fargo & Co.,
3.00%, 10/23/26	400	420
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (2)	220	224
		943
Biotechnology – 0.3%
Amgen, Inc.,
2.20%, 2/21/27	315	322
2.30%, 2/25/31	135	136
Gilead Sciences, Inc.,
2.60%, 10/1/40	185	179
		637
Cable & Satellite – 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	250	287
6.38%, 10/23/35	575	742
Comcast Corp.,
1.50%, 2/15/31	148	139
Time Warner Cable LLC,
5.88%, 11/15/40	200	250
		1,418
Chemicals – 0.7%
Avery Dennison Corp.,
2.65%, 4/30/30	200	203
Dow Chemical (The) Co.,
3.63%, 5/15/26	200	216
LYB International Finance III LLC,
2.25%, 10/1/30	100	100

FIXED INCOME AND MONEY MARKET FUNDS    102    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.3% continued
Chemicals – 0.7%continued
NewMarket Corp.,
2.70%, 3/18/31	$330	$329
PPG Industries, Inc.,
2.55%, 6/15/30	90	91
RPM International, Inc.,
4.55%, 3/1/29	260	294
Sherwin-Williams (The) Co.,
3.95%, 1/15/26	200	218
		1,451
Commercial Finance – 0.4%
Air Lease Corp.,
1.88%, 8/15/26	185	182
2.10%, 9/1/28	240	232
3.00%, 2/1/30	130	130
GATX Corp.,
1.90%, 6/1/31	190	180
3.10%, 6/1/51	125	122
		846
Communications Equipment – 0.1%
Motorola Solutions, Inc.,
2.30%, 11/15/30	280	271
Construction Materials Manufacturing – 0.2%
Carlisle Cos., Inc.,
2.20%, 3/1/32	210	203
Martin Marietta Materials, Inc.,
2.50%, 3/15/30	300	303
		506
Consumer Finance – 1.0%
Ally Financial, Inc.,
5.80%, 5/1/25	320	361
2.20%, 11/2/28	277	276
Fidelity National Information Services, Inc.,
1.15%, 3/1/26	325	317
Fiserv, Inc.,
2.25%, 6/1/27	450	458
Global Payments, Inc.,
1.20%, 3/1/26	310	301
2.90%, 5/15/30	125	127
Western Union (The) Co.,
2.75%, 3/15/31	360	355
		2,195
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.3% continued
Consumer Services – 0.3%
Block Financial LLC,
2.50%, 7/15/28	$270	$271
3.88%, 8/15/30	275	294
		565
Containers & Packaging – 0.2%
Berry Global, Inc.,
1.57%, 1/15/26	115	113
Graphic Packaging International LLC,
1.51%, 4/15/26 (1)	245	241
Packaging Corp. of America,
3.40%, 12/15/27	109	117
		471
Design, Manufacturing & Distribution – 0.2%
Jabil, Inc.,
1.70%, 4/15/26	260	259
3.60%, 1/15/30	140	151
		410
Diversified Banks – 2.0%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 2.66%), 4.30%, 1/28/25 (2) (3)	595	602
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (2)	100	101
(Variable, U.S. SOFR + 1.22%), 2.65%, 3/11/32 (2)	240	243
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (2)	294	296
Citigroup, Inc.,
(Variable, ICE LIBOR USD 3M + 1.15%), 3.52%, 10/27/28 (2)	190	204
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (2)	385	440
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (2)	275	277
(Variable, U.S. SOFR + 1.18%), 2.52%, 11/3/32 (2)	277	277
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 3.38%), 5.00%, 8/1/24 (2) (3)	320	329
(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (2) (3)	415	426
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (2)	300	305

NORTHERN FUNDS QUARTERLY REPORT     103    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.3% continued
Diversified Banks – 2.0%continued
(Variable, U.S. SOFR + 0.70%), 1.04%, 2/4/27 (2)	$370	$358
(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (2)	435	419
		4,277
Educational Services – 0.1%
Massachusetts Institute of Technology,
2.99%, 7/1/50	50	55
President and Fellows of Harvard College,
4.88%, 10/15/40	50	68
		123
Electrical Equipment Manufacturing – 0.6%
Acuity Brands Lighting, Inc.,
2.15%, 12/15/30	295	288
Hubbell, Inc.,
2.30%, 3/15/31	240	241
Keysight Technologies, Inc.,
3.00%, 10/30/29	280	291
Vontier Corp.,
1.80%, 4/1/26 (1)	250	246
2.40%, 4/1/28 (1)	250	241
		1,307
Entertainment Content – 0.7%
Discovery Communications LLC,
3.63%, 5/15/30	300	321
ViacomCBS, Inc.,
3.70%, 6/1/28	290	315
4.95%, 5/19/50	135	172
Walt Disney (The) Co.,
1.75%, 1/13/26	445	450
2.20%, 1/13/28	255	260
		1,518
Exploration & Production – 0.4%
Diamondback Energy, Inc.,
3.13%, 3/24/31	370	382
Hess Corp.,
7.13%, 3/15/33	265	354
5.80%, 4/1/47	100	128
		864
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.3% continued
Financial Services – 2.3%
Ares Capital Corp.,
4.25%, 3/1/25	$215	$228
Ares Finance Co. III LLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.24%), 4.13%, 6/30/51 (1) (2)	513	515
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (2) (3)	185	192
FMR LLC,
6.45%, 11/15/39 (1)	175	254
FS KKR Capital Corp.,
4.13%, 2/1/25	635	664
Goldman Sachs BDC, Inc.,
3.75%, 2/10/25	195	204
Goldman Sachs Group (The), Inc.,
3.50%, 4/1/25	310	328
Jefferies Group LLC,
2.75%, 10/15/32	225	223
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
2.63%, 10/15/31	185	182
Morgan Stanley,
(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (2)	275	280
(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (2)	187	185
(Variable, U.S. SOFR + 1.14%), 2.70%, 1/22/31 (2)	540	553
(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32 (2)	405	384
Nasdaq, Inc.,
1.65%, 1/15/31	320	298
Oaktree Specialty Lending Corp.,
2.70%, 1/15/27	300	298
State Street Corp.,
(Variable, U.S. SOFR + 2.65%), 3.15%, 3/30/31 (2)	95	103
		4,891
Food & Beverage – 0.8%
Coca-Cola (The) Co.,
7.38%, 7/29/93	72	138
Conagra Brands, Inc.,
1.38%, 11/1/27	200	191

FIXED INCOME AND MONEY MARKET FUNDS    104    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.3% continued
Food & Beverage – 0.8%continued
Constellation Brands, Inc.,
2.88%, 5/1/30	$195	$200
Flowers Foods, Inc.,
2.40%, 3/15/31	120	118
Hormel Foods Corp.,
1.80%, 6/11/30	165	162
McCormick & Co., Inc.,
1.85%, 2/15/31	220	210
Pernod Ricard International Finance LLC,
1.25%, 4/1/28 (1)	200	190
Smithfield Foods, Inc.,
2.63%, 9/13/31 (1)	310	300
Tyson Foods, Inc.,
4.35%, 3/1/29	155	176
		1,685
Funds & Trusts – 0.1%
Blackstone Private Credit Fund,
2.63%, 12/15/26(1)	320	312
Hardware – 0.9%
Dell International LLC/EMC Corp.,
5.85%, 7/15/25	560	635
8.10%, 7/15/36	54	82
3.45%, 12/15/51 (1)	600	577
HP, Inc.,
2.65%, 6/17/31 (1)	310	306
Western Digital Corp.,
2.85%, 2/1/29	211	213
		1,813
Health Care Facilities & Services – 1.1%
Cardinal Health, Inc.,
4.90%, 9/15/45	290	349
Cigna Corp.,
1.25%, 3/15/26	330	326
2.38%, 3/15/31	240	241
Fresenius Medical Care U.S. Finance III, Inc.,
1.88%, 12/1/26 (1)	209	207
Laboratory Corp. of America Holdings,
1.55%, 6/1/26	460	455
2.70%, 6/1/31	305	310
Quest Diagnostics, Inc.,
2.80%, 6/30/31	90	93
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.3% continued
Health Care Facilities & Services – 1.1%continued
Universal Health Services, Inc.,
2.65%, 1/15/32 (1)	$310	$305
		2,286
Home Improvement – 0.1%
Masco Corp.,
1.50%, 2/15/28	110	107
Homebuilders – 0.3%
D.R. Horton, Inc.,
1.30%, 10/15/26	185	181
1.40%, 10/15/27	300	290
MDC Holdings, Inc.,
6.00%, 1/15/43	210	266
		737
Integrated Oils – 0.1%
BP Capital Markets America, Inc.,
1.75%, 8/10/30	130	125
Internet Media – 0.1%
Expedia Group, Inc.,
2.95%, 3/15/31	125	125
Leisure Products Manufacturing – 0.1%
Brunswick Corp.,
2.40%, 8/18/31	270	259
Life Insurance – 0.9%
Athene Global Funding,
2.50%, 3/24/28 (1)	370	372
Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1)	315	311
Global Atlantic Fin Co.,
3.13%, 6/15/31 (1)	220	218
Primerica, Inc.,
2.80%, 11/19/31	260	263
Protective Life Corp.,
8.45%, 10/15/39	430	686
		1,850
Machinery Manufacturing – 0.4%
CNH Industrial Capital LLC,
1.88%, 1/15/26	615	615
IDEX Corp.,
3.00%, 5/1/30	90	94
2.63%, 6/15/31	85	86

NORTHERN FUNDS QUARTERLY REPORT     105    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.3% continued
Machinery Manufacturing – 0.4%continued
Xylem, Inc.,
2.25%, 1/30/31	$120	$119
		914
Managed Care – 0.1%
UnitedHealth Group, Inc.,
2.30%, 5/15/31	155	158
Mass Merchants – 0.2%
Dollar Tree, Inc.,
3.38%, 12/1/51	319	322
Medical Equipment & Devices Manufacturing – 0.2%
Alcon Finance Corp.,
2.60%, 5/27/30 (1)	210	212
DENTSPLY SIRONA, Inc.,
3.25%, 6/1/30	260	275
		487
Metals & Mining – 0.3%
Glencore Funding LLC,
1.63%, 4/27/26 (1)	315	309
3.88%, 10/27/27 (1)	115	124
Southern Copper Corp.,
6.75%, 4/16/40	100	140
		573
Oil & Gas Services & Equipment – 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
4.08%, 12/15/47	85	97
Halliburton Co.,
2.92%, 3/1/30	100	103
5.00%, 11/15/45	100	120
NOV, Inc.,
3.60%, 12/1/29	155	160
		480
Pharmaceuticals – 0.1%
Mylan, Inc.,
5.20%, 4/15/48	175	217
Pipeline – 1.1%
Boardwalk Pipelines L.P.,
4.80%, 5/3/29	240	269
Energy Transfer L.P.,
4.20%, 9/15/23	205	214
3.90%, 7/15/26	285	306
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.3% continued
Pipeline – 1.1%continued
Kinder Morgan, Inc.,
4.30%, 6/1/25	$200	$216
2.00%, 2/15/31	200	191
MPLX L.P.,
4.88%, 6/1/25	305	334
4.13%, 3/1/27	200	219
4.50%, 4/15/38	200	224
ONEOK, Inc.,
4.00%, 7/13/27	300	325
Williams (The) Cos., Inc.,
3.50%, 10/15/51	100	101
		2,399
Power Generation – 0.2%
Liberty Utilities Finance GP 1,
2.05%, 9/15/30 (1)	360	344
NRG Energy, Inc.,
2.45%, 12/2/27 (1)	115	114
		458
Property & Casualty Insurance – 0.3%
Berkshire Hathaway Finance Corp.,
1.85%, 3/12/30	30	30
Brown & Brown, Inc.,
2.38%, 3/15/31	270	263
Chubb INA Holdings, Inc.,
3.35%, 5/3/26	100	107
1.38%, 9/15/30	50	47
Marsh & McLennan Cos., Inc.,
3.75%, 3/14/26	100	109
Progressive (The) Corp.,
3.20%, 3/26/30	50	54
Willis North America, Inc.,
2.95%, 9/15/29	50	51
		661
Railroad – 0.1%
Union Pacific Corp.,
2.38%, 5/20/31	108	110
Real Estate – 2.3%
American Campus Communities Operating Partnership L.P.,
2.85%, 2/1/30	100	102
American Tower Corp.,
3.13%, 1/15/27	230	241

FIXED INCOME AND MONEY MARKET FUNDS    106    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.3% continued
Real Estate – 2.3%continued
AvalonBay Communities, Inc.,
2.30%, 3/1/30	$100	$101
Boston Properties L.P.,
2.55%, 4/1/32	440	437
Brixmor Operating Partnership L.P.,
4.05%, 7/1/30	145	158
Corporate Office Properties L.P.,
2.90%, 12/1/33	311	304
Crown Castle International Corp.,
1.05%, 7/15/26	370	358
Equinix, Inc.,
3.20%, 11/18/29	247	260
2.50%, 5/15/31	280	280
ERP Operating L.P.,
3.25%, 8/1/27	30	32
Essex Portfolio L.P.,
2.65%, 3/15/32	180	181
GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	106	107
Healthcare Realty Trust, Inc.,
2.40%, 3/15/30	85	85
Healthcare Trust of America Holdings L.P.,
3.75%, 7/1/27	50	54
Healthpeak Properties, Inc.,
3.25%, 7/15/26	165	175
Kimco Realty Corp.,
2.70%, 10/1/30	100	102
Office Properties Income Trust,
2.65%, 6/15/26	275	273
Omega Healthcare Investors, Inc.,
3.38%, 2/1/31	100	101
Realty Income Corp.,
4.13%, 10/15/26	200	221
3.40%, 1/15/28	90	97
Safehold Operating Partnership L.P.,
2.80%, 6/15/31	50	50
2.85%, 1/15/32	309	303
Simon Property Group L.P.,
2.65%, 7/15/30	200	204
STORE Capital Corp.,
2.75%, 11/18/30	100	99
Ventas Realty L.P.,
4.40%, 1/15/29	55	63
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.3% continued
Real Estate – 2.3%continued
Welltower, Inc.,
2.70%, 2/15/27	$100	$104
2.75%, 1/15/32	210	212
Weyerhaeuser Co.,
4.00%, 11/15/29	205	229
		4,933
Refining & Marketing – 0.3%
Marathon Petroleum Corp.,
3.80%, 4/1/28	315	338
Phillips 66,
2.15%, 12/15/30	200	193
		531
Restaurants – 0.1%
Starbucks Corp.,
2.00%, 3/12/27	190	192
Retail - Consumer Discretionary – 0.7%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	230	223
AutoNation, Inc.,
2.40%, 8/1/31	190	183
eBay, Inc.,
3.60%, 6/5/27	97	106
Genuine Parts Co.,
1.88%, 11/1/30	200	188
Ross Stores, Inc.,
4.60%, 4/15/25	260	285
0.88%, 4/15/26	300	291
Tractor Supply Co.,
1.75%, 11/1/30	195	183
		1,459
Semiconductors – 0.4%
Broadcom, Inc.,
3.15%, 11/15/25	300	314
KLA Corp.,
5.65%, 11/1/34	115	148
Qorvo, Inc.,
3.38%, 4/1/31 (1)	310	316
Skyworks Solutions, Inc.,
1.80%, 6/1/26	45	44
3.00%, 6/1/31	85	86
		908

NORTHERN FUNDS QUARTERLY REPORT     107    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.3% continued
Software & Services – 1.2%
Broadridge Financial Solutions, Inc.,
2.90%, 12/1/29	$236	$244
Equifax, Inc.,
3.10%, 5/15/30	270	283
Fortinet, Inc.,
1.00%, 3/15/26	120	116
2.20%, 3/15/31	130	127
Infor, Inc.,
1.75%, 7/15/25 (1)	210	209
Leidos, Inc.,
3.63%, 5/15/25	95	101
Moody's Corp.,
4.25%, 2/1/29	157	178
Oracle Corp.,
2.30%, 3/25/28	150	150
3.65%, 3/25/41	245	248
3.95%, 3/25/51	230	240
Roper Technologies, Inc.,
3.80%, 12/15/26	110	121
2.00%, 6/30/30	175	168
ServiceNow, Inc.,
1.40%, 9/1/30	95	89
VMware, Inc.,
1.80%, 8/15/28	180	175
		2,449
Supermarkets & Pharmacies – 0.3%
7-Eleven, Inc.,
1.80%, 2/10/31 (1)	240	227
Walgreens Boots Alliance, Inc.,
3.20%, 4/15/30	460	488
		715
Tobacco – 0.9%
Altria Group, Inc.,
3.40%, 2/4/41	485	449
BAT Capital Corp.,
4.70%, 4/2/27	630	693
Philip Morris International, Inc.,
1.75%, 11/1/30	320	305
Reynolds American, Inc.,
5.85%, 8/15/45	310	378
		1,825
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.3% continued
Transportation & Logistics – 0.5%
JB Hunt Transport Services, Inc.,
3.88%, 3/1/26	$310	$337
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 7/15/25 (1)	490	526
Ryder System, Inc.,
2.90%, 12/1/26	100	105
		968
Travel & Lodging – 0.1%
Marriott International, Inc.,
3.13%, 6/15/26	200	208
Utilities – 2.7%
AES (The) Corp.,
1.38%, 1/15/26	340	330
Ameren Corp.,
3.50%, 1/15/31	500	540
Avangrid, Inc.,
3.80%, 6/1/29	265	288
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	170	161
2.85%, 5/15/51	235	227
CenterPoint Energy, Inc.,
2.95%, 3/1/30	415	429
Dominion Energy, Inc.,
3.07%, 8/15/24	165	171
Duke Energy Corp.,
4.20%, 6/15/49	185	212
Entergy Texas, Inc.,
1.75%, 3/15/31	145	136
Eversource Energy,
1.65%, 8/15/30	335	314
Exelon Corp.,
5.63%, 6/15/35	380	484
NextEra Energy Capital Holdings, Inc.,
3.50%, 4/1/29	50	54
2.25%, 6/1/30	310	308
NiSource, Inc.,
3.60%, 5/1/30	200	216
Pacific Gas and Electric Co.,
4.55%, 7/1/30	235	254
Public Service Enterprise Group, Inc.,
0.80%, 8/15/25	370	360

FIXED INCOME AND MONEY MARKET FUNDS    108    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.3% continued
Utilities – 2.7%continued
San Diego Gas & Electric Co.,
1.70%, 10/1/30	$200	$192
Southern (The) Co.,
3.70%, 4/30/30	310	337
Southern California Gas Co.,
2.60%, 6/15/26	200	208
Southern Co. Gas Capital Corp.,
1.75%, 1/15/31	190	178
Xcel Energy, Inc.,
2.60%, 12/1/29	230	235
		5,634
Wireless Telecommunications Services – 1.7%
AT&T, Inc.,
2.55%, 12/1/33	332	325
6.55%, 6/15/34	560	754
T-Mobile U.S.A., Inc.,
1.50%, 2/15/26	490	484
3.40%, 10/15/52 (1)	320	320
3.60%, 11/15/60	225	225
3.60%, 11/15/60 (1)	330	330
Verizon Communications, Inc.,
2.10%, 3/22/28	180	180
1.75%, 1/20/31	295	280
2.55%, 3/21/31	215	217
3.40%, 3/22/41	360	378
		3,493
Total Corporate Bonds
(Cost $65,646)		66,089

FOREIGN ISSUER BONDS – 11.3%
Banks – 2.4%
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (2)	645	661
BPCE S.A.,
3.50%, 10/23/27 (1)	185	195
(Variable, U.S. SOFR + 1.31%), 2.28%, 1/20/32 (1) (2)	335	323
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 1.72%), 3.04%, 5/28/32 (2)	367	370
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.3% continued
Banks – 2.4%continued
Intesa Sanpaolo S.p.A.,
3.88%, 1/12/28 (1)	$210	$222
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (2)	190	194
National Australia Bank Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.88%), 3.93%, 8/2/34 (1) (2)	255	271
Nationwide Building Society,
1.00%, 8/28/25 (1)	520	507
1.50%, 10/13/26 (1)	330	324
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 0.99%), 1.67%, 6/14/27 (2)	453	443
UniCredit S.p.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 3.13%, 6/3/32 (1) (2)	519	513
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.35%), 2.89%, 2/4/30 (2)	495	506
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (2)	270	292
3.13%, 11/18/41	309	307
		5,128
Biotechnology – 0.1%
Royalty Pharma PLC,
1.75%, 9/2/27	205	202
3.30%, 9/2/40	90	91
		293
Casinos & Gaming – 0.1%
Sands China Ltd.,
2.85%, 3/8/29(1)	312	294
Chemicals – 0.1%
Nutrien Ltd.,
4.00%, 12/15/26	100	109
Commercial Finance – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	205	201

NORTHERN FUNDS QUARTERLY REPORT     109    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.3% continued
Commercial Finance – 0.5%continued
4.63%, 10/15/27	$185	$205
3.40%, 10/29/33	53	54
Aircastle Ltd.,
4.25%, 6/15/26	215	230
Avolon Holdings Funding Ltd.,
3.25%, 2/15/27 (1)	295	297
		987
Communications Equipment – 0.3%
Xiaomi Best Time International Ltd.,
4.10%, 7/14/51(1)	518	528
Design, Manufacturing & Distribution – 0.2%
Flex Ltd.,
4.75%, 6/15/25	375	408
Diversified Banks – 2.6%
Bank of Nova Scotia (The),
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.61%), 3.63%, 10/27/81 (2)	350	338
Barclays PLC,
(Variable, U.S. SOFR + 2.71%), 2.85%, 5/7/26 (2)	400	413
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.90%), 2.65%, 6/24/31 (2)	160	159
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.90%), 3.56%, 9/23/35 (2)	502	515
BNP Paribas S.A.,
(Variable, U.S. SOFR + 1.51%), 3.05%, 1/13/31 (1) (2)	150	154
Credit Agricole S.A.,
3.25%, 1/14/30 (1)	250	259
HSBC Holdings PLC,
4.30%, 3/8/26	600	658
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.00%, 3/9/26 (2) (3)	165	164
(Variable, U.S. SOFR + 1.41%), 2.87%, 11/22/32 (2)	154	156
Mitsubishi UFJ Financial Group, Inc.,
3.85%, 3/1/26	400	433
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 5/22/28 (2)	500	520
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.3% continued
Diversified Banks – 2.6%continued
Societe Generale S.A.,
2.63%, 10/16/24 (1)	$500	$514
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 2.89%, 6/9/32 (1) (2)	310	310
Standard Chartered PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.46%, 1/14/27 (1) (2)	165	160
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.30%), 3.27%, 2/18/36 (1) (2)	307	303
Sumitomo Mitsui Financial Group, Inc.,
2.13%, 7/8/30	400	389
		5,445
Electrical Equipment Manufacturing – 0.0%
Johnson Controls International PLC,
5.13%, 9/14/45	34	45
Exploration & Production – 0.2%
Canadian Natural Resources Ltd.,
2.95%, 7/15/30	200	203
Santos Finance Ltd.,
3.65%, 4/29/31 (1)	210	214
		417
Financial Services – 0.7%
Credit Suisse Group A.G.,
(Variable, U.S. SOFR + 2.04%), 2.19%, 6/5/26 (1) (2)	565	568
(Variable, U.S. SOFR + 3.73%), 4.19%, 4/1/31 (1) (2)	235	260
(Variable, U.S. SOFR + 1.73%), 3.09%, 5/14/32 (1) (2)	62	63
LSEGA Financing PLC,
1.38%, 4/6/26 (1)	370	363
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.10%, 2/11/32 (1) (2)	200	194
		1,448
Food & Beverage – 0.2%
Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	161	158

FIXED INCOME AND MONEY MARKET FUNDS    110    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.3% continued
Food & Beverage – 0.2%continued
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	$205	$193
		351
Forest & Paper Products Manufacturing – 0.2%
Suzano Austria GmbH,
3.13%, 1/15/32	423	409
Hardware – 0.1%
Lenovo Group Ltd.,
3.42%, 11/2/30(1)	105	106
Integrated Oils – 0.5%
Cenovus Energy, Inc.,
6.75%, 11/15/39	275	374
Qatar Energy,
3.13%, 7/12/41 (1)	31	31
Suncor Energy, Inc.,
5.95%, 5/15/35	310	399
TotalEnergies Capital International S.A.,
2.83%, 1/10/30	200	210
		1,014
Internet Media – 0.4%
Baidu, Inc.,
1.72%, 4/9/26	400	395
Prosus N.V.,
3.83%, 2/8/51 (1)	180	168
Tencent Holdings Ltd.,
2.88%, 4/22/31 (1)	324	330
		893
Life Insurance – 0.2%
Athene Holding Ltd.,
3.50%, 1/15/31	310	328
Medical Equipment & Devices Manufacturing – 0.1%
Smith & Nephew PLC,
2.03%, 10/14/30	285	276
Metals & Mining – 0.3%
Barrick PD Australia Finance Pty. Ltd.,
5.95%, 10/15/39	50	68
Teck Resources Ltd.,
6.25%, 7/15/41	300	399
Vale Overseas Ltd.,
3.75%, 7/8/30	100	104
		571
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.3% continued
Oil & Gas Services & Equipment – 0.0%
Schlumberger Investment S.A.,
2.65%, 6/26/30	$100	$103
Pharmaceuticals – 0.1%
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	105	111
Pipeline – 0.0%
Enbridge, Inc.,
1.60%, 10/4/26	64	63
Railroad – 0.0%
Canadian Pacific Railway Co.,
3.10%, 12/2/51	103	105
Retail - Consumer Discretionary – 0.1%
Alibaba Group Holding Ltd.,
2.70%, 2/9/41	280	256
Retail - Consumer Staples – 0.3%
Viterra Finance B.V.,
2.00%, 4/21/26(1)	555	552
Semiconductors – 0.0%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
2.70%, 5/1/25(1)	95	98
Sovereigns – 0.9%
Colombia Government International Bond,
3.00%, 1/30/30	250	228
Indonesia Government International Bond,
3.85%, 10/15/30	200	225
Israel Government International Bond,
2.75%, 7/3/30	200	213
Mexico Government International Bond,
3.25%, 4/16/30	250	256
4.50%, 1/31/50	250	265
Panama Government International Bond,
4.50%, 4/16/50	200	220
Peruvian Government International Bond,
2.84%, 6/20/30	150	152
Philippine Government International Bond,
3.75%, 1/14/29	250	281

NORTHERN FUNDS QUARTERLY REPORT     111    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 11.3% continued
Sovereigns – 0.9%continued
Uruguay Government International Bond,
5.10%, 6/18/50	$100	$132
		1,972
Wireless Telecommunications Services – 0.4%
Orange S.A.,
5.38%, 1/13/42	100	132
Rogers Communications, Inc.,
2.90%, 11/15/26	200	209
Vodafone Group PLC,
4.38%, 5/30/28	200	225
4.25%, 9/17/50	200	232
		798
Wireline Telecommunications Services – 0.3%
British Telecommunications PLC,
3.25%, 11/8/29 (1)	330	338
Telefonica Emisiones S.A.,
4.10%, 3/8/27	300	330
		668
Total Foreign Issuer Bonds
(Cost $23,957)		23,776

U.S. GOVERNMENT AGENCIES – 15.3% (4)
Fannie Mae – 11.1%
Pool #535714,
7.50%, 1/1/31	3	4
Pool #555599,
7.00%, 4/1/33	9	10
Pool #555691,
5.00%, 7/1/33	193	218
Pool #712130,
7.00%, 6/1/33	4	5
Pool #889641,
5.50%, 8/1/37	154	175
Pool #995802,
5.50%, 12/1/35	157	178
Pool #AB5209,
3.00%, 5/1/32	293	310
Pool #AD0248,
5.50%, 11/1/37	272	308
Pool #AD0494,
5.50%, 8/1/37	161	179
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 15.3% (4)continued
Fannie Mae – 11.1%continued
Pool #AD0925,
5.00%, 4/1/40	$136	$154
Pool #AL0065,
4.50%, 4/1/41	500	552
Pool #AL5119,
4.00%, 4/1/34	173	189
Pool #AL6041,
4.00%, 8/1/33	972	1,051
Pool #AL7497,
3.50%, 9/1/40	275	295
Pool #AL8352,
3.00%, 10/1/44	330	348
Pool #AQ5150,
2.50%, 11/1/42	798	822
Pool #AS3655,
4.50%, 10/1/44	191	209
Pool #AS5722,
3.50%, 9/1/45	88	94
Pool #AS6520,
3.50%, 1/1/46	305	324
Pool #AS6730,
3.50%, 2/1/46	402	430
Pool #AS7088,
2.50%, 5/1/31	138	143
Pool #AS7568,
4.50%, 7/1/46	585	634
Pool #AS8576,
4.50%, 12/1/46	201	219
Pool #AS8984,
4.50%, 3/1/47	132	143
Pool #BD7081,
4.00%, 3/1/47	480	516
Pool #BH6175,
3.50%, 7/1/47	98	104
Pool #BJ0686,
4.00%, 4/1/48	166	177
Pool #BM1761,
4.00%, 8/1/44	168	184
Pool #BM4056,
4.00%, 3/1/45	193	212
Pool #BM5168,
2.50%, 6/1/46	350	361

FIXED INCOME AND MONEY MARKET FUNDS    112    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 15.3% (4)continued
Fannie Mae – 11.1%continued
Pool #BM5969,
3.00%, 11/1/46	$1,126	$1,187
Pool #BM5984,
5.00%, 5/1/49	115	125
Pool #BM5996,
5.00%, 12/1/48	69	75
Pool #BP6499,
3.00%, 7/1/50	380	395
Pool #BP6675,
2.50%, 9/1/40	559	576
Pool #CA6422,
3.00%, 7/1/50	479	497
Pool #FM1303,
3.00%, 1/1/48	587	620
Pool #FM1472,
3.50%, 3/1/34	94	99
Pool #FM1572,
3.00%, 9/1/48	152	160
Pool #FM2053,
3.50%, 8/1/44	867	935
Pool #FM2671,
4.00%, 1/1/48	146	158
Pool #FM3173,
3.50%, 7/1/47	485	522
Pool #FM3201,
3.50%, 4/1/34	231	244
Pool #FM3266,
3.00%, 4/1/48	1,013	1,069
Pool #FM3727,
3.00%, 7/1/50	402	419
Pool #FM4172,
3.50%, 12/1/36	1,077	1,151
Pool #FM4491,
3.50%, 12/1/36	1,165	1,245
Pool #FM4605,
3.00%, 8/1/37	1,086	1,147
Pool #FM5237,
5.00%, 7/1/47	222	250
Pool #FM5383,
4.00%, 6/1/45	626	684
Pool #MA2232,
3.50%, 4/1/35	268	286
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 15.3% (4)continued
Fannie Mae – 11.1%continued
Pool #MA2864,
3.50%, 1/1/47	$392	$419
Pool #MA3088,
4.00%, 8/1/47	296	317
Pool #MA3183,
4.00%, 11/1/47	581	622
Pool #MA3184,
4.50%, 11/1/47	561	606
Pool #MA3211,
4.00%, 12/1/47	620	664
Pool #MA3448,
5.00%, 8/1/48	192	210
Pool #MA4186,
3.00%, 10/1/35	178	188
		23,418
Freddie Mac – 2.1%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	460	487
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	298	331
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 11.42% Cap), 2.05%, 9/1/37(5)	4	4
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.09%, 2.09% Floor, 11.34% Cap), 2.34%, 11/1/37(5)	10	10
Pool #RD5026,
3.00%, 4/1/30	101	106
Pool #SB0084,
3.00%, 2/1/32	516	541
Pool #SB0216,
3.00%, 12/1/32	134	141
Pool #SB0328,
3.00%, 6/1/34	414	435
Pool #SD0033,
3.00%, 12/1/47	202	213
Pool #ZK7457,
3.50%, 2/1/29	202	213

NORTHERN FUNDS QUARTERLY REPORT     113    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 15.3% (4)continued
Freddie Mac – 2.1%continued
Pool #ZM4714,
3.50%, 11/1/47	$607	$644
Pool #ZM5332,
3.00%, 1/1/48	305	317
Pool #ZS4687,
2.50%, 11/1/46	187	192
Pool #ZT1333,
2.50%, 10/1/31	851	887
		4,521
Freddie Mac Gold – 0.8%
Pool #G16396,
3.50%, 2/1/33	109	115
Pool #G60948,
3.00%, 1/1/47	221	234
Pool #Q15842,
3.00%, 2/1/43	420	444
Pool #Q42460,
4.00%, 6/1/46	81	88
Pool #Q44452,
3.00%, 11/1/46	558	585
Pool #Q63667,
4.50%, 5/1/49	137	148
		1,614
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	307	318
Government National Mortgage Association I – 0.2%
Pool #604183,
5.50%, 4/15/33	2	2
Pool #633627,
5.50%, 9/15/34	2	3
Pool #757013,
3.50%, 12/15/40	374	396
		401
Government National Mortgage Association II – 0.9%
Pool #784801,
3.50%, 6/20/47	377	402
Pool #MA0089,
4.00%, 5/20/42	550	600
Pool #MA0782,
3.00%, 2/20/43	443	465
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 15.3% (4)continued
Government National Mortgage Association II – 0.9%continued
Pool #MA1287,
4.50%, 9/20/43	$101	$112
Pool #MA1996,
4.00%, 6/20/44	101	109
Pool #MA2755,
4.00%, 4/20/45	78	84
Pool #MA3666,
5.00%, 5/20/46	189	213
		1,985
Total U.S. Government Agencies
(Cost $32,040)		32,257

U.S. GOVERNMENT OBLIGATIONS – 35.3%
U.S. Treasury Bonds – 9.6%
2.00%, 11/15/41	13,538	13,737
2.00%, 8/15/51	3,153	3,229
1.88%, 11/15/51	3,259	3,248
		20,214
U.S. Treasury Notes – 23.6%
0.50%, 11/30/23	28,947	28,840
0.75%, 11/15/24	13,444	13,371
1.25%, 11/30/26	6,888	6,888
1.38%, 11/15/31	711	703
		49,802
U.S. Treasury Strips – 2.1%
1.47%, 2/15/51(6)	7,762	4,461
Total U.S. Government Obligations
(Cost $74,115)		74,477

MUNICIPAL BONDS – 0.0%
Florida – 0.0%
Miami-Dade County Seaport Subordinate Taxable Revenue Refunding Bonds, Series B-3,
1.86%, 10/1/30	100	97
Total Municipal Bonds
(Cost $100)		97

FIXED INCOME AND MONEY MARKET FUNDS    114    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(7) (8)	7,037,356	$7,037
Total Investment Companies
(Cost $7,037)		7,037

Total Investments – 98.5%
(Cost $207,052)		208,030
Other Assets less Liabilities – 1.5%		3,070
NET ASSETS – 100.0%		$211,100

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2021.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	Variable or floating rate security. Rate as of December 31, 2021 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

A.G. - Aktiengesellschaft (German: Stock Corporation)

B.V. - Besloten Vennootschap (Dutch: Private Limited Liability Company)

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

L.P. - Limited Partnership

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

S.A. - Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	2.0%
Corporate Bonds	31.3%
Foreign Issuer Bonds	11.3%
U.S. Government Agencies	15.3%
U.S. Government Obligations	35.3%
Municipal Bonds	0.0%
Investment Companies	3.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$4,297	$—	$4,297
Corporate Bonds(1)	—	66,089	—	66,089
Foreign Issuer Bonds(1)	—	23,776	—	23,776
U.S. Government Agencies(1)	—	32,257	—	32,257
U.S. Government Obligations(1)	—	74,477	—	74,477
Municipal Bonds	—	97	—	97
Investment Companies	7,037	—	—	7,037
Total Investments	$7,037	$200,993	$—	$208,030

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     115    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
CORE BOND FUND continued	December 31, 2021 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$30,263	$221,991	$245,217	$3	$7,037	7,037,356
FIXED INCOME AND MONEY MARKET FUNDS    116    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
FIXED INCOME FUND	December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 2.0%
Commercial Mortgage-Backed Securities – 2.0%
BANK, Series 2019-BN16, Class A4
4.01%, 2/15/52	$3,900	$4,378
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	4,530	4,719
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	2,285	2,465
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	4,430	4,723
		16,285
Total Asset-Backed Securities
(Cost $15,436)		16,285

CORPORATE BONDS – 41.5%
Aerospace & Defense – 1.1%
Boeing (The) Co.,
2.20%, 2/4/26	1,760	1,760
2.95%, 2/1/30	730	744
5.81%, 5/1/50	1,180	1,603
3.95%, 8/1/59	595	621
Howmet Aerospace, Inc.,
6.88%, 5/1/25	1,854	2,130
Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28 (1)	1,950	1,911
Teledyne Technologies, Inc.,
2.25%, 4/1/28	350	350
		9,119
Airlines – 0.5%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	1,255	1,340
Southwest Airlines Co.,
5.13%, 6/15/27	1,530	1,750
United Airlines Pass Through Trust, Series 2020-1, Class B,
4.88%, 1/15/26	844	883
		3,973
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.5% continued
Apparel & Textile Products – 0.3%
VF Corp.,
2.40%, 4/23/25	$1,750	$1,801
2.95%, 4/23/30	545	566
		2,367
Automobiles Manufacturing – 0.3%
Hyundai Capital America,
2.00%, 6/15/28 (1)	1,230	1,200
Stellantis Finance U.S., Inc.,
1.71%, 1/29/27 (1)	1,172	1,153
		2,353
Banks – 0.5%
CIT Bank N.A.,
(Variable, U.S. SOFR + 1.72%), 2.97%, 9/27/25 (2)	750	773
PNC Financial Services Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.60%), 3.40%, 9/15/26 (2) (3)	1,187	1,168
Wells Fargo & Co.,
3.00%, 10/23/26	1,000	1,051
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (2)	960	976
		3,968
Biotechnology – 0.2%
Amgen, Inc.,
2.20%, 2/21/27	1,235	1,265
Gilead Sciences, Inc.,
2.60%, 10/1/40	620	599
		1,864
Cable & Satellite – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	790	905
6.38%, 10/23/35	2,370	3,059
Comcast Corp.,
1.50%, 2/15/31	592	560
CSC Holdings LLC,
4.63%, 12/1/30 (1)	2,580	2,441
		6,965

NORTHERN FUNDS QUARTERLY REPORT     117    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.5% continued
Casinos & Gaming – 0.4%
Boyd Gaming Corp.,
4.75%, 12/1/27	$2,470	$2,519
Genting New York LLC/GENNY Capital, Inc.,
3.30%, 2/15/26 (1)	650	644
		3,163
Chemicals – 0.7%
Avery Dennison Corp.,
2.65%, 4/30/30	1,105	1,121
Dow Chemical (The) Co.,
3.63%, 5/15/26	700	754
LYB International Finance III LLC,
2.25%, 10/1/30	300	298
NewMarket Corp.,
2.70%, 3/18/31	1,060	1,057
RPM International, Inc.,
4.55%, 3/1/29	895	1,014
Sherwin-Williams (The) Co.,
3.95%, 1/15/26	800	871
Valvoline, Inc.,
3.63%, 6/15/31 (1)	670	649
		5,764
Commercial Finance – 0.5%
Air Lease Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.08%), 4.65%, 6/15/26 (2) (3)	1,305	1,352
1.88%, 8/15/26	725	714
2.10%, 9/1/28	980	946
GATX Corp.,
1.90%, 6/1/31	760	723
3.10%, 6/1/51	395	385
		4,120
Construction Materials Manufacturing – 0.3%
Carlisle Cos., Inc.,
2.20%, 3/1/32	1,070	1,032
Martin Marietta Materials, Inc.,
2.50%, 3/15/30	1,135	1,146
		2,178
Consumer Finance – 1.9%
Ally Financial, Inc.,
5.80%, 5/1/25	1,060	1,196
2.20%, 11/2/28	1,075	1,069
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.5% continued
Consumer Finance – 1.9%continued
Block, Inc.,
2.75%, 6/1/26 (1)	$640	$641
3.50%, 6/1/31 (1)	640	656
Fidelity National Information Services, Inc.,
1.15%, 3/1/26	1,060	1,033
Fiserv, Inc.,
2.25%, 6/1/27	1,920	1,955
Global Payments, Inc.,
1.20%, 3/1/26	1,005	976
2.90%, 5/15/30	1,000	1,019
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	1,950	1,963
Starwood Property Trust, Inc.,
3.75%, 12/31/24 (1)	2,000	2,021
3.63%, 7/15/26 (1)	1,280	1,273
Western Union (The) Co.,
2.75%, 3/15/31	1,160	1,143
		14,945
Consumer Services – 0.3%
Block Financial LLC,
2.50%, 7/15/28	1,090	1,092
3.88%, 8/15/30	1,130	1,210
		2,302
Containers & Packaging – 0.8%
Berry Global, Inc.,
1.57%, 1/15/26	415	406
Flex Acquisition Co., Inc.,
7.88%, 7/15/26 (1)	1,830	1,899
Graphic Packaging International LLC,
1.51%, 4/15/26 (1)	790	776
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (1)	2,805	2,812
Packaging Corp. of America,
3.40%, 12/15/27	585	631
		6,524
Department Stores – 0.1%
Nordstrom, Inc.,
4.25%, 8/1/31	650	639

FIXED INCOME AND MONEY MARKET FUNDS    118    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.5% continued
Design, Manufacturing & Distribution – 0.2%
Jabil, Inc.,
1.70%, 4/15/26	$1,025	$1,023
3.60%, 1/15/30	480	516
		1,539
Diversified Banks – 1.7%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 3/15/28 (2) (3)	910	1,012
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (2)	1,095	1,107
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (2)	1,134	1,141
Citigroup, Inc.,
(Variable, ICE LIBOR USD 3M + 1.15%), 3.52%, 10/27/28 (2)	1,200	1,288
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (2)	1,080	1,087
(Variable, U.S. SOFR + 1.18%), 2.52%, 11/3/32 (2)	1,074	1,074
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 3.38%), 5.00%, 8/1/24 (2) (3)	1,250	1,284
(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (2) (3)	1,770	1,817
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (2)	1,275	1,295
(Variable, U.S. SOFR + 0.70%), 1.04%, 2/4/27 (2)	1,200	1,162
(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (2)	1,400	1,350
		13,617
Educational Services – 0.1%
Massachusetts Institute of Technology,
2.99%, 7/1/50	200	219
President and Fellows of Harvard College,
4.88%, 10/15/40	200	274
		493
Electrical Equipment Manufacturing – 0.5%
Acuity Brands Lighting, Inc.,
2.15%, 12/15/30	1,145	1,117
Hubbell, Inc.,
2.30%, 3/15/31	770	772
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.5% continued
Electrical Equipment Manufacturing – 0.5%continued
Keysight Technologies, Inc.,
3.00%, 10/30/29	$690	$717
Vontier Corp.,
1.80%, 4/1/26 (1)	800	787
2.40%, 4/1/28 (1)	800	773
		4,166
Entertainment Content – 0.6%
Discovery Communications LLC,
3.63%, 5/15/30	1,000	1,070
ViacomCBS, Inc.,
4.95%, 5/19/50	810	1,036
Walt Disney (The) Co.,
1.75%, 1/13/26	1,850	1,870
2.20%, 1/13/28	1,045	1,066
		5,042
Exploration & Production – 1.3%
CrownRock L.P./CrownRock Finance, Inc.,
5.00%, 5/1/29 (1)	1,290	1,338
Diamondback Energy, Inc.,
3.13%, 3/24/31	1,200	1,238
Hess Corp.,
7.13%, 3/15/33	900	1,204
5.60%, 2/15/41	1,290	1,597
5.80%, 4/1/47	390	500
Ovintiv, Inc.,
6.50%, 8/15/34	1,235	1,591
SM Energy Co.,
5.63%, 6/1/25	1,665	1,677
WPX Energy, Inc.,
4.50%, 1/15/30	1,593	1,669
		10,814
Financial Services – 3.4%
Ares Capital Corp.,
4.25%, 3/1/25	925	979
Ares Finance Co. III LLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.24%), 4.13%, 6/30/51 (1) (2)	2,045	2,054
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (2) (3)	693	719

NORTHERN FUNDS QUARTERLY REPORT     119    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.5% continued
Financial Services – 3.4%continued
FMR LLC,
6.45%, 11/15/39 (1)	$1,265	$1,836
FS KKR Capital Corp.,
4.13%, 2/1/25	2,620	2,741
Goldman Sachs BDC, Inc.,
3.75%, 2/10/25	830	867
Goldman Sachs Group (The), Inc.,
(Variable, ICE LIBOR USD 3M + 2.87%), 5.00%, 11/10/22 (2) (3)	1,795	1,799
3.50%, 4/1/25	1,320	1,396
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 9/15/24	2,000	2,075
5.25%, 5/15/27	1,465	1,505
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	1,920	1,939
Jefferies Group LLC,
2.75%, 10/15/32	840	832
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
2.63%, 10/15/31	716	705
Morgan Stanley,
(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (2)	1,160	1,183
(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (2)	722	715
(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32 (2)	1,525	1,445
Nasdaq, Inc.,
1.65%, 1/15/31	1,060	988
Oaktree Specialty Lending Corp.,
2.70%, 1/15/27	1,180	1,172
Prospect Capital Corp.,
3.71%, 1/22/26	1,930	1,964
State Street Corp.,
(Variable, U.S. SOFR + 2.65%), 3.15%, 3/30/31 (2)	405	439
		27,353
Food & Beverage – 0.7%
Conagra Brands, Inc.,
1.38%, 11/1/27	765	731
Flowers Foods, Inc.,
2.40%, 3/15/31	385	380
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.5% continued
Food & Beverage – 0.7%continued
McCormick & Co., Inc.,
1.85%, 2/15/31	$705	$673
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26	1,825	1,914
Pernod Ricard International Finance LLC,
1.63%, 4/1/31 (1)	690	647
Smithfield Foods, Inc.,
2.63%, 9/13/31 (1)	1,240	1,201
		5,546
Forest & Paper Products Manufacturing – 0.1%
Mercer International, Inc.,
5.13%, 2/1/29	505	516
Funds & Trusts – 0.2%
Blackstone Private Credit Fund,
2.63%, 12/15/26(1)	1,240	1,210
Hardware – 0.8%
Dell International LLC/EMC Corp.,
5.85%, 7/15/25	2,435	2,761
8.10%, 7/15/36	710	1,082
3.45%, 12/15/51 (1)	2,175	2,091
Western Digital Corp.,
2.85%, 2/1/29	786	794
		6,728
Health Care Facilities & Services – 1.3%
Cardinal Health, Inc.,
4.90%, 9/15/45	1,180	1,422
Cigna Corp.,
1.25%, 3/15/26	1,050	1,036
2.38%, 3/15/31	770	775
DaVita, Inc.,
4.63%, 6/1/30 (1)	3,000	3,071
Fresenius Medical Care U.S. Finance III, Inc.,
1.88%, 12/1/26 (1)	819	810
Laboratory Corp. of America Holdings,
1.55%, 6/1/26	1,820	1,800
Quest Diagnostics, Inc.,
2.80%, 6/30/31	645	667
Universal Health Services, Inc.,
2.65%, 1/15/32 (1)	1,250	1,230
		10,811

FIXED INCOME AND MONEY MARKET FUNDS    120    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.5% continued
Home Improvement – 0.0%
Masco Corp.,
1.50%, 2/15/28	$350	$339
Homebuilders – 0.2%
D.R. Horton, Inc.,
1.30%, 10/15/26	718	701
MDC Holdings, Inc.,
6.00%, 1/15/43	795	1,006
		1,707
Integrated Oils – 0.2%
BP Capital Markets America, Inc.,
1.75%, 8/10/30	470	452
Exxon Mobil Corp.,
4.23%, 3/19/40	635	753
		1,205
Internet Media – 0.1%
Expedia Group, Inc.,
2.95%, 3/15/31	395	395
Leisure Products Manufacturing – 0.1%
Brunswick Corp.,
2.40%, 8/18/31	1,000	960
Life Insurance – 1.7%
Athene Global Funding,
2.50%, 3/24/28 (1)	1,185	1,193
Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1)	1,235	1,219
Global Atlantic Fin Co.,
3.13%, 6/15/31 (1)	820	813
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.80%), 4.70%, 10/15/51 (1) (2)	1,291	1,310
Ohio National Financial Services, Inc.,
5.80%, 1/24/30 (1)	2,095	2,374
Primerica, Inc.,
2.80%, 11/19/31	850	858
Protective Life Corp.,
8.45%, 10/15/39	3,475	5,544
		13,311
Machinery Manufacturing – 0.4%
CNH Industrial Capital LLC,
1.88%, 1/15/26	2,285	2,287
IDEX Corp.,
3.00%, 5/1/30	360	374
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.5% continued
Machinery Manufacturing – 0.4%continued
2.63%, 6/15/31	$360	$364
Xylem, Inc.,
2.25%, 1/30/31	575	571
		3,596
Managed Care – 0.5%
Centene Corp.,
4.63%, 12/15/29	1,870	2,017
Molina Healthcare, Inc.,
3.88%, 5/15/32 (1)	1,600	1,610
UnitedHealth Group, Inc.,
2.30%, 5/15/31	618	629
		4,256
Mass Merchants – 0.1%
Dollar Tree, Inc.,
3.38%, 12/1/51	1,180	1,192
Medical Equipment & Devices Manufacturing – 0.2%
Alcon Finance Corp.,
2.60%, 5/27/30 (1)	750	757
DENTSPLY SIRONA, Inc.,
3.25%, 6/1/30	1,025	1,084
		1,841
Metals & Mining – 0.7%
Glencore Funding LLC,
1.63%, 4/27/26 (1)	1,240	1,217
3.88%, 10/27/27 (1)	630	677
Kaiser Aluminum Corp.,
4.63%, 3/1/28 (1)	1,795	1,813
Novelis Corp.,
4.75%, 1/30/30 (1)	1,000	1,051
Southern Copper Corp.,
6.75%, 4/16/40	400	560
		5,318
Oil & Gas Services & Equipment – 0.2%
Halliburton Co.,
2.92%, 3/1/30	400	412
5.00%, 11/15/45	300	359
NOV, Inc.,
3.60%, 12/1/29	440	455
		1,226
Pharmaceuticals – 0.1%
Mylan, Inc.,
5.20%, 4/15/48	865	1,074

NORTHERN FUNDS QUARTERLY REPORT     121    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.5% continued
Pipeline – 2.3%
Boardwalk Pipelines L.P.,
4.80%, 5/3/29	$965	$1,082
Cheniere Energy Partners L.P.,
4.00%, 3/1/31	1,290	1,355
Energy Transfer L.P.,
4.20%, 9/15/23	1,005	1,050
3.90%, 7/15/26	1,685	1,811
EQM Midstream Partners L.P.,
6.50%, 7/15/48	2,160	2,624
ITT Holdings LLC,
6.50%, 8/1/29 (1)	2,560	2,534
Kinder Morgan, Inc.,
4.30%, 6/1/25	600	649
2.00%, 2/15/31	1,300	1,238
MPLX L.P.,
4.88%, 6/1/25	1,185	1,297
4.13%, 3/1/27	700	766
4.50%, 4/15/38	700	786
ONEOK, Inc.,
4.00%, 7/13/27	1,250	1,352
Western Midstream Operating L.P.,
6.50%, 2/1/50	1,590	1,880
Williams (The) Cos., Inc.,
3.50%, 10/15/51	400	406
		18,830
Power Generation – 0.9%
Calpine Corp.,
4.50%, 2/15/28 (1)	2,185	2,262
Liberty Utilities Finance GP 1,
2.05%, 9/15/30 (1)	1,070	1,021
NRG Energy, Inc.,
2.45%, 12/2/27 (1)	415	412
3.63%, 2/15/31 (1)	2,025	1,974
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	660	685
Terraform Global Operating LLC,
6.13%, 3/1/26 (1)	1,035	1,054
		7,408
Property & Casualty Insurance – 0.6%
Brown & Brown, Inc.,
2.38%, 3/15/31	1,155	1,126
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.5% continued
Property & Casualty Insurance – 0.6%continued
Chubb INA Holdings, Inc.,
3.35%, 5/3/26	$400	$429
1.38%, 9/15/30	150	142
Liberty Mutual Group, Inc.,
4.30%, 2/1/61 (1)	1,950	1,833
Marsh & McLennan Cos., Inc.,
3.75%, 3/14/26	400	434
Progressive (The) Corp.,
3.20%, 3/26/30	250	270
Willis North America, Inc.,
2.95%, 9/15/29	200	205
		4,439
Publishing & Broadcasting – 0.5%
Lamar Media Corp.,
3.63%, 1/15/31	1,010	983
News Corp.,
3.88%, 5/15/29 (1)	880	889
TEGNA, Inc.,
5.00%, 9/15/29	1,850	1,892
		3,764
Railroad – 0.1%
Union Pacific Corp.,
2.38%, 5/20/31	405	413
Real Estate – 3.8%
American Campus Communities Operating Partnership L.P.,
2.85%, 2/1/30	1,044	1,066
American Tower Corp.,
3.13%, 1/15/27	885	927
AvalonBay Communities, Inc.,
2.30%, 3/1/30	250	253
Brixmor Operating Partnership L.P.,
4.05%, 7/1/30	600	655
Corporate Office Properties L.P.,
2.90%, 12/1/33	1,188	1,162
Crown Castle International Corp.,
1.05%, 7/15/26	1,200	1,160
EPR Properties,
4.50%, 4/1/25	1,500	1,598
4.50%, 6/1/27	2,215	2,340
Equinix, Inc.,
3.20%, 11/18/29	1,015	1,068
2.50%, 5/15/31	1,100	1,100

FIXED INCOME AND MONEY MARKET FUNDS    122    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.5% continued
Real Estate – 3.8%continued
ERP Operating L.P.,
3.25%, 8/1/27	$80	$85
Essex Portfolio L.P.,
2.65%, 3/15/32	845	849
GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	395	397
Healthcare Realty Trust, Inc.,
2.40%, 3/15/30	1,860	1,853
Healthpeak Properties, Inc.,
3.25%, 7/15/26	655	696
Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	1,765	1,830
iStar, Inc.,
4.75%, 10/1/24	1,700	1,764
Kimco Realty Corp.,
2.70%, 10/1/30	500	508
MPT Operating Partnership L.P./MPT Finance Corp.,
3.50%, 3/15/31	1,940	1,962
Office Properties Income Trust,
2.65%, 6/15/26	1,090	1,082
Realty Income Corp.,
4.13%, 10/15/26	500	552
3.40%, 1/15/28	375	405
2.20%, 6/15/28	770	778
Safehold Operating Partnership L.P.,
2.80%, 6/15/31	190	188
2.85%, 1/15/32	1,189	1,167
SBA Communications Corp.,
3.13%, 2/1/29 (1)	1,150	1,104
Simon Property Group L.P.,
2.65%, 7/15/30	750	765
STORE Capital Corp.,
2.75%, 11/18/30	760	754
Ventas Realty L.P.,
4.40%, 1/15/29	1,600	1,817
Welltower, Inc.,
2.75%, 1/15/32	620	626
		30,511
Refining & Marketing – 0.5%
CVR Energy, Inc.,
5.75%, 2/15/28 (1)	1,995	1,941
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.5% continued
Refining & Marketing – 0.5%continued
Marathon Petroleum Corp.,
3.80%, 4/1/28	$785	$842
Murphy Oil U.S.A., Inc.,
4.75%, 9/15/29	1,000	1,052
Phillips 66,
2.15%, 12/15/30	500	482
		4,317
Restaurants – 0.3%
Golden Nugget, Inc.,
6.75%, 10/15/24 (1)	1,920	1,920
Starbucks Corp.,
2.00%, 3/12/27	815	825
		2,745
Retail - Consumer Discretionary – 0.7%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	860	835
AutoNation, Inc.,
2.40%, 8/1/31	730	705
Best Buy Co., Inc.,
1.95%, 10/1/30	640	615
eBay, Inc.,
3.60%, 6/5/27	395	430
Genuine Parts Co.,
1.88%, 11/1/30	770	723
Ross Stores, Inc.,
4.60%, 4/15/25	1,100	1,206
0.88%, 4/15/26	1,130	1,095
		5,609
Semiconductors – 0.4%
Broadcom, Inc.,
3.15%, 11/15/25	1,270	1,330
3.50%, 2/15/41 (1)	440	451
Qorvo, Inc.,
3.38%, 4/1/31 (1)	1,220	1,242
Skyworks Solutions, Inc.,
1.80%, 6/1/26	175	174
3.00%, 6/1/31	360	363
		3,560
Software & Services – 1.2%
Equifax, Inc.,
3.10%, 5/15/30	1,150	1,205

NORTHERN FUNDS QUARTERLY REPORT     123    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.5% continued
Software & Services – 1.2%continued
Fortinet, Inc.,
1.00%, 3/15/26	$360	$349
2.20%, 3/15/31	400	392
Infor, Inc.,
1.75%, 7/15/25 (1)	865	859
Leidos, Inc.,
3.63%, 5/15/25	430	456
Moody's Corp.,
4.25%, 2/1/29	440	497
Oracle Corp.,
3.65%, 3/25/41	785	796
3.95%, 3/25/51	1,185	1,235
Roper Technologies, Inc.,
3.80%, 12/15/26	456	500
2.00%, 6/30/30	690	664
ServiceNow, Inc.,
1.40%, 9/1/30	380	354
VMware, Inc.,
1.80%, 8/15/28	720	701
4.70%, 5/15/30	1,130	1,316
		9,324
Supermarkets & Pharmacies – 0.1%
7-Eleven, Inc.,
1.80%, 2/10/31(1)	790	748
Tobacco – 0.8%
Altria Group, Inc.,
3.40%, 2/4/41	1,580	1,461
BAT Capital Corp.,
4.70%, 4/2/27	2,045	2,251
Philip Morris International, Inc.,
1.75%, 11/1/30	1,020	972
Reynolds American, Inc.,
5.85%, 8/15/45	1,172	1,428
		6,112
Transportation & Logistics – 0.5%
JB Hunt Transport Services, Inc.,
3.88%, 3/1/26	1,010	1,098
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 7/15/25 (1)	2,090	2,244
Ryder System, Inc.,
2.90%, 12/1/26	380	396
		3,738
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.5% continued
Travel & Lodging – 0.1%
Marriott International, Inc.,
3.13%, 6/15/26	$600	$623
Utilities – 1.9%
AES (The) Corp.,
1.38%, 1/15/26	1,275	1,238
Avangrid, Inc.,
3.80%, 6/1/29	1,060	1,153
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	645	612
2.85%, 5/15/51	865	836
CenterPoint Energy, Inc.,
2.95%, 3/1/30	785	811
Dominion Energy, Inc.,
3.07%, 8/15/24	660	683
Entergy Texas, Inc.,
1.75%, 3/15/31	537	505
Eversource Energy,
1.65%, 8/15/30	500	468
Exelon Corp.,
5.63%, 6/15/35	1,480	1,884
NextEra Energy Capital Holdings, Inc.,
3.50%, 4/1/29	595	639
2.25%, 6/1/30	610	607
NiSource, Inc.,
3.60%, 5/1/30	500	539
Pacific Gas and Electric Co.,
4.55%, 7/1/30	665	719
Public Service Enterprise Group, Inc.,
0.80%, 8/15/25	980	955
San Diego Gas & Electric Co.,
1.70%, 10/1/30	765	733
Southern (The) Co.,
3.70%, 4/30/30	950	1,034
Southern California Gas Co.,
2.60%, 6/15/26	650	675
Southern Co. Gas Capital Corp.,
1.75%, 1/15/31	1,160	1,088
Xcel Energy, Inc.,
2.60%, 12/1/29	410	419
		15,598
Wireless Telecommunications Services – 2.4%
AT&T, Inc.,
2.55%, 12/1/33	1,066	1,044

FIXED INCOME AND MONEY MARKET FUNDS    124    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.5% continued
Wireless Telecommunications Services – 2.4%continued
6.55%, 6/15/34	$2,357	$3,176
Sprint Capital Corp.,
6.88%, 11/15/28	2,040	2,581
Sprint Corp.,
7.13%, 6/15/24	1,705	1,914
T-Mobile U.S.A., Inc.,
1.50%, 2/15/26	2,100	2,075
3.40%, 10/15/52 (1)	1,230	1,229
3.60%, 11/15/60	850	849
3.60%, 11/15/60 (1)	1,240	1,239
Verizon Communications, Inc.,
2.10%, 3/22/28	580	582
1.75%, 1/20/31	1,135	1,075
2.55%, 3/21/31	710	717
4.40%, 11/1/34	1,285	1,499
3.40%, 3/22/41	1,160	1,218
		19,198
Wireline Telecommunications Services – 0.2%
Level 3 Financing, Inc.,
4.63%, 9/15/27(1)	1,850	1,887
Total Corporate Bonds
(Cost $325,440)		333,323

FOREIGN ISSUER BONDS – 14.6%
Airlines – 0.2%
Air Canada,
3.88%, 8/15/26(1)	1,950	1,989
Banks – 3.1%
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (2)	2,200	2,255
BPCE S.A.,
3.50%, 10/23/27 (1)	575	606
(Variable, U.S. SOFR + 1.31%), 2.28%, 1/20/32 (1) (2)	1,275	1,230
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 2.76%), 3.73%, 1/14/32 (2)	1,920	1,965
(Variable, U.S. SOFR + 1.72%), 3.04%, 5/28/32 (2) (4)	—	—
Intesa Sanpaolo S.p.A.,
3.88%, 1/12/28 (1)	810	857
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.6% continued
Banks – 3.1%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.60%), 4.20%, 6/1/32 (1) (2)	$3,964	$4,003
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (2)	800	816
National Australia Bank Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.88%), 3.93%, 8/2/34 (1) (2)	540	573
Nationwide Building Society,
1.00%, 8/28/25 (1)	2,100	2,046
1.50%, 10/13/26 (1)	1,300	1,276
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 0.99%), 1.67%, 6/14/27 (2)	1,695	1,660
UniCredit S.p.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 3.13%, 6/3/32 (1) (2)	2,031	2,010
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.75%), 5.46%, 6/30/35 (1) (2)	1,940	2,116
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.35%), 2.89%, 2/4/30 (2)	2,130	2,177
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (2)	270	292
3.13%, 11/18/41	1,189	1,183
		25,065
Biotechnology – 0.1%
Royalty Pharma PLC,
1.75%, 9/2/27	345	339
3.30%, 9/2/40	505	511
		850
Cable & Satellite – 0.4%
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	540	567
UPC Holding B.V.,
5.50%, 1/15/28 (1)	2,625	2,723
		3,290

NORTHERN FUNDS QUARTERLY REPORT     125    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.6% continued
Casinos & Gaming – 0.1%
Sands China Ltd.,
2.85%, 3/8/29(1)	$1,224	$1,152
Chemicals – 0.0%
Nutrien Ltd.,
4.00%, 12/15/26	300	328
Commercial Finance – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	760	746
4.63%, 10/15/27	1,000	1,107
3.40%, 10/29/33	185	189
Aircastle Ltd.,
4.25%, 6/15/26	710	761
Avolon Holdings Funding Ltd.,
3.25%, 2/15/27 (1)	1,220	1,229
		4,032
Communications Equipment – 0.3%
Xiaomi Best Time International Ltd.,
4.10%, 7/14/51(1)	2,041	2,079
Design, Manufacturing & Distribution – 0.4%
Flex Ltd.,
4.75%, 6/15/25	1,625	1,769
4.88%, 6/15/29	1,125	1,277
		3,046
Diversified Banks – 2.6%
Bank of Nova Scotia (The),
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.61%), 3.63%, 10/27/81 (2)	1,250	1,208
Barclays PLC,
(Variable, U.S. SOFR + 2.71%), 2.85%, 5/7/26 (2)	1,250	1,290
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (2) (3)	1,221	1,196
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.90%), 2.65%, 6/24/31 (2)	1,120	1,116
BNP Paribas S.A.,
(Variable, U.S. SOFR + 1.22%), 2.16%, 9/15/29 (1) (2)	630	617
(Variable, U.S. SOFR + 1.51%), 3.05%, 1/13/31 (1) (2)	670	690
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.6% continued
Diversified Banks – 2.6%continued
Credit Agricole S.A.,
3.25%, 1/14/30 (1)	$1,000	$1,036
Deutsche Bank A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (2) (3)	1,800	1,870
HSBC Holdings PLC,
4.30%, 3/8/26	1,500	1,644
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.00%, 3/9/26 (2) (3)	545	542
(Variable, U.S. SOFR + 1.41%), 2.87%, 11/22/32 (2)	592	598
Mitsubishi UFJ Financial Group, Inc.,
3.85%, 3/1/26	1,250	1,353
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (2) (3)	650	637
Societe Generale S.A.,
2.63%, 10/16/24 (1)	1,825	1,875
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.93%), 4.75%, 5/26/26 (1) (2) (3)	1,200	1,219
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.51%), 5.38%, 11/18/30 (1) (2) (3)	1,200	1,260
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 2.89%, 6/9/32 (1) (2)	1	1
Standard Chartered PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.46%, 1/14/27 (1) (2)	615	596
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.30%), 3.27%, 2/18/36 (1) (2)	1,225	1,210
Sumitomo Mitsui Financial Group, Inc.,
2.13%, 7/8/30	800	778
		20,736
Electrical Equipment Manufacturing – 0.0%
Johnson Controls International PLC,
5.13%, 9/14/45	115	152
Exploration & Production – 0.2%
Canadian Natural Resources Ltd.,
2.95%, 7/15/30	700	709

FIXED INCOME AND MONEY MARKET FUNDS    126    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.6% continued
Exploration & Production – 0.2%continued
Santos Finance Ltd.,
3.65%, 4/29/31 (1)	$830	$846
		1,555
Financial Services – 0.7%
Credit Suisse Group A.G.,
(Variable, U.S. SOFR + 2.04%), 2.19%, 6/5/26 (1) (2)	2,225	2,239
(Variable, U.S. SOFR + 3.73%), 4.19%, 4/1/31 (1) (2)	965	1,065
(Variable, U.S. SOFR + 1.73%), 3.09%, 5/14/32 (1) (2)	1,227	1,250
LSEGA Financing PLC,
1.38%, 4/6/26 (1)	1,075	1,054
		5,608
Food & Beverage – 0.9%
Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	629	617
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	845	796
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
6.50%, 4/15/29 (1)	4,000	4,400
5.50%, 1/15/30 (1)	1,575	1,713
		7,526
Forest & Paper Products Manufacturing – 0.3%
Suzano Austria GmbH,
3.13%, 1/15/32	2,549	2,466
Hardware – 0.1%
Lenovo Group Ltd.,
3.42%, 11/2/30 (1)	425	429
Seagate HDD Cayman,
3.13%, 7/15/29	525	512
		941
Integrated Oils – 0.3%
Cenovus Energy, Inc.,
6.75%, 11/15/39	395	537
Qatar Energy,
3.13%, 7/12/41 (1)	123	124
Suncor Energy, Inc.,
5.95%, 5/15/35	1,190	1,532
		2,193
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.6% continued
Internet Media – 0.4%
Baidu, Inc.,
1.72%, 4/9/26	$1,405	$1,387
Prosus N.V.,
3.83%, 2/8/51 (1)	645	604
Tencent Holdings Ltd.,
2.88%, 4/22/31 (1)	1,272	1,295
		3,286
Life Insurance – 0.1%
Athene Holding Ltd.,
3.50%, 1/15/31	1,140	1,207
Medical Equipment & Devices Manufacturing – 0.1%
Smith & Nephew PLC,
2.03%, 10/14/30	1,070	1,034
Metals & Mining – 0.6%
Barrick PD Australia Finance Pty. Ltd.,
5.95%, 10/15/39	250	341
New Gold, Inc.,
6.38%, 5/15/25 (1)	367	377
Teck Resources Ltd.,
6.25%, 7/15/41	2,815	3,743
		4,461
Oil & Gas Services & Equipment – 0.1%
Schlumberger Investment S.A.,
2.65%, 6/26/30	400	410
Pharmaceuticals – 0.2%
Bausch Health Cos., Inc.,
6.13%, 4/15/25 (1)	1,244	1,269
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	440	467
		1,736
Pipeline – 0.0%
Enbridge, Inc.,
1.60%, 10/4/26	261	257
Property & Casualty Insurance – 0.3%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, 10/15/25(1) (5)	2,146	2,275
Railroad – 0.1%
Canadian Pacific Railway Co.,
3.10%, 12/2/51	396	406

NORTHERN FUNDS QUARTERLY REPORT     127    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.6% continued
Retail - Consumer Discretionary – 0.1%
Alibaba Group Holding Ltd.,
2.70%, 2/9/41	$895	$819
Retail - Consumer Staples – 0.3%
Viterra Finance B.V.,
2.00%, 4/21/26(1)	2,110	2,098
Semiconductors – 0.1%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
2.70%, 5/1/25(1)	410	424
Sovereigns – 0.8%
Indonesia Government International Bond,
3.85%, 10/15/30	800	900
Israel Government International Bond,
2.75%, 7/3/30	800	850
Mexico Government International Bond,
3.25%, 4/16/30	1,000	1,025
4.50%, 1/31/50	1,000	1,060
Panama Government International Bond,
4.50%, 4/16/50	750	826
Peruvian Government International Bond,
2.84%, 6/20/30	600	606
Philippine Government International Bond,
3.75%, 1/14/29	750	844
Uruguay Government International Bond,
5.10%, 6/18/50	300	396
		6,507
Travel & Lodging – 0.2%
Carnival Corp.,
4.00%, 8/1/28(1)	1,940	1,925
Waste & Environment Services & Equipment – 0.2%
GFL Environmental, Inc.,
4.00%, 8/1/28(1)	1,355	1,328
Wireless Telecommunications Services – 0.5%
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	1,685	1,771
Orange S.A.,
5.38%, 1/13/42	250	330
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.6% continued
Wireless Telecommunications Services – 0.5%continued
Rogers Communications, Inc.,
2.90%, 11/15/26	$600	$627
Vodafone Group PLC,
4.38%, 5/30/28	700	788
4.25%, 9/17/50	600	695
		4,211
Wireline Telecommunications Services – 0.3%
British Telecommunications PLC,
3.25%, 11/8/29 (1)	1,080	1,105
Telefonica Emisiones S.A.,
4.10%, 3/8/27	1,000	1,101
		2,206
Total Foreign Issuer Bonds
(Cost $116,855)		117,598

U.S. GOVERNMENT AGENCIES – 15.8% (6)
Fannie Mae – 10.8%
Pool #535714,
7.50%, 1/1/31	12	14
Pool #545003,
8.00%, 5/1/31	1	1
Pool #545437,
7.00%, 2/1/32	25	28
Pool #545556,
7.00%, 4/1/32	14	16
Pool #555189,
7.00%, 12/1/32	94	106
Pool #581806,
7.00%, 7/1/31	39	43
Pool #585617,
7.00%, 5/1/31(4)	—	—
Pool #889641,
5.50%, 8/1/37	659	749
Pool #995802,
5.50%, 12/1/35	674	765
Pool #AB5209,
3.00%, 5/1/32	2,542	2,689
Pool #AB9546,
3.50%, 6/1/28	79	84
Pool #AD0248,
5.50%, 11/1/37	1,165	1,322
Pool #AD0494,
5.50%, 8/1/37	690	770

FIXED INCOME AND MONEY MARKET FUNDS    128    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 15.8% (6)continued
Fannie Mae – 10.8%continued
Pool #AD0925,
5.00%, 4/1/40	$68	$77
Pool #AK9457,
3.50%, 3/1/32	131	141
Pool #AL3063,
3.50%, 1/1/28	289	305
Pool #AL5119,
4.00%, 4/1/34	1,137	1,242
Pool #AL7497,
3.50%, 9/1/40	1,339	1,437
Pool #AL8352,
3.00%, 10/1/44	2,791	2,944
Pool #AL8876,
3.00%, 10/1/44	391	414
Pool #AO2961,
4.00%, 5/1/42	214	235
Pool #AQ9360,
2.50%, 1/1/28	85	88
Pool #AS1991,
3.50%, 3/1/29	386	409
Pool #AS3655,
4.50%, 10/1/44	719	787
Pool #AS6520,
3.50%, 1/1/46	1,331	1,414
Pool #AS7088,
2.50%, 5/1/31	1,614	1,677
Pool #AS7568,
4.50%, 7/1/46	897	972
Pool #AS8576,
4.50%, 12/1/46	962	1,048
Pool #AS8984,
4.50%, 3/1/47	870	941
Pool #BH6175,
3.50%, 7/1/47	530	564
Pool #BJ0686,
4.00%, 4/1/48	665	709
Pool #BJ3524,
4.00%, 11/1/47	1,633	1,744
Pool #BM1761,
4.00%, 8/1/44	239	263
Pool #BM1762,
3.00%, 11/1/45	2,536	2,674
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 15.8% (6)continued
Fannie Mae – 10.8%continued
Pool #BM1901,
3.00%, 6/1/45	$2,932	$3,094
Pool #BM4056,
4.00%, 3/1/45	658	721
Pool #BM5168,
2.50%, 6/1/46	623	642
Pool #BM5969,
3.00%, 11/1/46	5,179	5,462
Pool #BM5984,
5.00%, 5/1/49	207	226
Pool #BM5996,
5.00%, 12/1/48	125	136
Pool #BP6499,
3.00%, 7/1/50	1,899	1,978
Pool #BP6675,
2.50%, 9/1/40	2,060	2,123
Pool #CA6422,
3.00%, 7/1/50	1,942	2,013
Pool #FM1303,
3.00%, 1/1/48	2,499	2,639
Pool #FM1438,
3.00%, 8/1/38	557	588
Pool #FM1472,
3.50%, 3/1/34	73	77
Pool #FM1572,
3.00%, 9/1/48	786	825
Pool #FM2671,
4.00%, 1/1/48	469	506
Pool #FM3173,
3.50%, 7/1/47	2,040	2,197
Pool #FM3201,
3.50%, 4/1/34	1,257	1,328
Pool #FM3266,
3.00%, 4/1/48	3,263	3,442
Pool #FM3727,
3.00%, 7/1/50	2,011	2,094
Pool #FM4172,
3.50%, 12/1/36	4,435	4,737
Pool #FM4491,
3.50%, 12/1/36	3,481	3,719
Pool #FM4605,
3.00%, 8/1/37	2,662	2,811

NORTHERN FUNDS QUARTERLY REPORT     129    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 15.8% (6)continued
Fannie Mae – 10.8%continued
Pool #FM5383,
4.00%, 6/1/45	$2,481	$2,714
Pool #MA0878,
4.00%, 10/1/31	531	573
Pool #MA2522,
3.50%, 2/1/46	1,794	1,918
Pool #MA2642,
3.50%, 6/1/46	2,110	2,255
Pool #MA2864,
3.50%, 1/1/47	1,101	1,176
Pool #MA3004,
4.00%, 5/1/37	481	522
Pool #MA3088,
4.00%, 8/1/47	915	980
Pool #MA3183,
4.00%, 11/1/47	2,303	2,468
Pool #MA3184,
4.50%, 11/1/47	1,861	2,010
Pool #MA3211,
4.00%, 12/1/47	2,481	2,657
Pool #MA3448,
5.00%, 8/1/48	828	905
Pool #MA4186,
3.00%, 10/1/35	656	689
		86,897
Freddie Mac – 2.3%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	1,790	1,895
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	1,016	1,128
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 11.42% Cap), 2.05%, 9/1/37(7)	49	50
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.09%, 2.09% Floor, 11.34% Cap), 2.34%, 11/1/37(7)	102	102
Pool #RD5026,
3.00%, 4/1/30	671	702
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 15.8% (6)continued
Freddie Mac – 2.3%continued
Pool #SB0084,
3.00%, 2/1/32	$2,039	$2,140
Pool #SB0216,
3.00%, 12/1/32	762	800
Pool #SB0328,
3.00%, 6/1/34	1,676	1,762
Pool #SD0033,
3.00%, 12/1/47	906	955
Pool #ZK7457,
3.50%, 2/1/29	2,363	2,492
Pool #ZM4714,
3.50%, 11/1/47	1,986	2,104
Pool #ZM5332,
3.00%, 1/1/48	731	761
Pool #ZS4687,
2.50%, 11/1/46	650	666
Pool #ZT1333,
2.50%, 10/1/31	3,076	3,208
		18,765
Freddie Mac Gold – 1.3%
Pool #A87842,
4.50%, 8/1/39	255	281
Pool #C00910,
7.50%, 1/1/30	85	98
Pool #G07068,
5.00%, 7/1/41	367	416
Pool #G08731,
2.50%, 11/1/46	1,386	1,422
Pool #G15612,
3.50%, 12/1/29	91	96
Pool #G16396,
3.50%, 2/1/33	1,275	1,350
Pool #G18643,
2.50%, 5/1/32	109	113
Pool #G60948,
3.00%, 1/1/47	390	413
Pool #G61723,
3.50%, 1/1/43	117	128
Pool #Q15842,
3.00%, 2/1/43	1,800	1,903
Pool #Q42460,
4.00%, 6/1/46	326	353

FIXED INCOME AND MONEY MARKET FUNDS    130    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 15.8% (6)continued
Freddie Mac Gold – 1.3%continued
Pool #Q44452,
3.00%, 11/1/46	$2,773	$2,908
Pool #Q63667,
4.50%, 5/1/49	454	488
		9,969
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	1,303	1,348
Government National Mortgage Association I – 0.2%
Pool #757013,
3.50%, 12/15/40	1,496	1,586
Government National Mortgage Association II – 1.0%
Pool #784801,
3.50%, 6/20/47	771	822
Pool #MA0089,
4.00%, 5/20/42	1,644	1,792
Pool #MA0782,
3.00%, 2/20/43	3,305	3,468
Pool #MA1996,
4.00%, 6/20/44	317	343
Pool #MA3666,
5.00%, 5/20/46	715	804
Pool #MA4008,
5.50%, 10/20/46	110	127
Pool #MA6870,
5.00%, 9/20/50	679	732
		8,088
Total U.S. Government Agencies
(Cost $125,800)		126,653

U.S. GOVERNMENT OBLIGATIONS – 24.9%
U.S. Treasury Bonds – 8.6%
2.00%, 11/15/41	44,892	45,551
2.00%, 8/15/51	12,690	12,996
1.88%, 11/15/51	10,713	10,678
		69,225
U.S. Treasury Notes – 14.2%
0.50%, 11/30/23	90,196	89,861
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 24.9%continued
U.S. Treasury Notes – 14.2%continued
0.75%, 11/15/24	$13,516	$13,443
1.25%, 11/30/26	10,995	10,995
		114,299
U.S. Treasury Strips – 2.1%
1.47%, 2/15/51(8)	29,423	16,909
Total U.S. Government Obligations
(Cost $199,164)		200,433

MUNICIPAL BONDS – 0.0%
Florida – 0.0%
Miami-Dade County Seaport Subordinate Taxable Revenue Refunding Bonds, Series B-3,
1.86%, 10/1/30	400	389
Total Municipal Bonds
(Cost $400)		389

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(9) (10)	18,248,487	$18,248
Total Investment Companies
(Cost $18,248)		18,248

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Cash Management Bill, 0.07%, 4/5/22(8) (11)	$1,000	$1,000
	Total Short-Term Investments
	(Cost $1,000)	1,000

	Total Investments – 101.2%
	(Cost $802,343)	813,929
	Liabilities less Other Assets – (1.2%)	(9,953)
	NET ASSETS – 100.0%	$803,976

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

NORTHERN FUNDS QUARTERLY REPORT     131    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
FIXED INCOME FUND continued
(2)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2021.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Principal Amount and Value rounds to less than one thousand.
(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Variable or floating rate security. Rate as of December 31, 2021 is disclosed.
(8)	Discount rate at the time of purchase.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of December 31, 2021 is disclosed.
(11)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

A.G. - Aktiengesellschaft (German: Stock Corporation)

B.V. - Besloten Vennootschap (Dutch: Private Limited Liability Company)

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

L.P. - Limited Partnership

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

S.A. - Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Ultra 10-Year U.S. Treasury Note	(54)	$(7,908)	Short	03/22	$(3)
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	2.0%
Corporate Bonds	41.5%
Foreign Issuer Bonds	14.6%
U.S. Government Agencies	15.8%
U.S. Government Obligations	24.9%
Municipal Bonds	0.0%
Investment Companies	2.3%
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

FIXED INCOME AND MONEY MARKET FUNDS    132    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$16,285	$—	$16,285
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$333,323	$—	$333,323
Foreign Issuer Bonds(1)	—	117,598	—	117,598
U.S. Government Agencies(1)	—	126,653	—	126,653
U.S. Government Obligations(1)	—	200,433	—	200,433
Municipal Bonds	—	389	—	389
Investment Companies	18,248	—	—	18,248
Short-Term Investments	—	1,000	—	1,000
Total Investments	$18,248	$795,681	$—	$813,929
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(3)	$—	$—	$(3)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$36,173	$538,283	$556,208	$9	$18,248	18,248,487
NORTHERN FUNDS QUARTERLY REPORT     133    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 77.4%
Advertising & Marketing – 0.7%
Advantage Sales & Marketing, Inc.,
6.50%, 11/15/28 (1)	$8,000	$8,380
Outfront Media Capital LLC/Outfront Media Capital Corp.,
4.25%, 1/15/29 (1)	4,825	4,834
Terrier Media Buyer, Inc.,
8.88%, 12/15/27 (1)	11,350	12,267
		25,481
Aerospace & Defense – 1.2%
Howmet Aerospace, Inc.,
6.88%, 5/1/25	5,625	6,462
Maxar Space Robotics LLC,
9.75%, 12/31/23 (1)	5,222	5,627
TransDigm, Inc.,
5.50%, 11/15/27	11,225	11,562
Triumph Group, Inc.,
8.88%, 6/1/24 (1)	4,275	4,660
7.75%, 8/15/25	16,750	16,624
		44,935
Airlines – 0.9%
American Airlines Group, Inc.,
3.75%, 3/1/25 (1)	7,600	7,106
Delta Air Lines, Inc.,
7.00%, 5/1/25 (1)	7,950	9,094
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	8,350	8,913
United Airlines, Inc.,
4.38%, 4/15/26 (1)	4,775	4,979
4.63%, 4/15/29 (1)	4,350	4,486
		34,578
Auto Parts Manufacturing – 1.1%
American Axle & Manufacturing, Inc.,
6.88%, 7/1/28	6,000	6,470
Dana, Inc.,
4.25%, 9/1/30	4,500	4,562
Meritor, Inc.,
6.25%, 6/1/25 (1)	7,950	8,288
Real Hero Merger Sub 2, Inc.,
6.25%, 2/1/29 (1)	7,750	7,738
Tenneco, Inc.,
7.88%, 1/15/29 (1)	2,200	2,376
5.13%, 4/15/29 (1)	3,575	3,494
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.4% continued
Auto Parts Manufacturing – 1.1%continued
Titan International, Inc.,
7.00%, 4/30/28	$8,075	$8,600
		41,528
Automobiles Manufacturing – 1.7%
Ford Motor Co.,
9.63%, 4/22/30	2,825	4,135
Ford Motor Credit Co. LLC,
5.58%, 3/18/24	4,628	4,987
4.06%, 11/1/24	2,800	2,946
5.13%, 6/16/25	2,000	2,175
4.13%, 8/4/25	8,200	8,702
4.39%, 1/8/26	9,725	10,479
4.13%, 8/17/27	12,000	12,952
5.11%, 5/3/29	6,318	7,179
General Motors Financial Co., Inc.,
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 9/30/27 (2) (3)	11,975	12,813
		66,368
Cable & Satellite – 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	31,387	32,642
4.50%, 5/1/32	6,100	6,275
4.25%, 1/15/34 (1)	4,025	3,960
CSC Holdings LLC,
6.50%, 2/1/29 (1)	17,100	18,297
5.75%, 1/15/30 (1)	10,425	10,386
4.63%, 12/1/30 (1)	6,800	6,435
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	12,275	12,561
DISH DBS Corp.,
7.75%, 7/1/26	21,917	23,122
5.25%, 12/1/26 (1)	6,375	6,473
5.75%, 12/1/28 (1)	6,350	6,414
GCI LLC,
4.75%, 10/15/28 (1)	8,000	8,210
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	6,030	6,749
Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 8/15/27 (1)	5,150	5,305

FIXED INCOME AND MONEY MARKET FUNDS    134    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.4% continued
Cable & Satellite – 3.9%continued
Radiate Holdco LLC/Radiate Finance, Inc.,
6.50%, 9/15/28 (1)	$3,000	$3,014
		149,843
Casinos & Gaming – 2.4%
Affinity Gaming,
6.88%, 12/15/27 (1)	6,300	6,552
Caesars Entertainment, Inc.,
6.25%, 7/1/25 (1)	7,100	7,452
8.13%, 7/1/27 (1)	6,975	7,719
4.63%, 10/15/29 (1)	9,850	9,850
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.75%, 7/1/25 (1)	8,250	8,616
Everi Holdings, Inc.,
5.00%, 7/15/29 (1)	5,875	5,934
Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	4,425	4,646
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	4,450	4,472
Penn National Gaming, Inc.,
4.13%, 7/1/29 (1)	4,500	4,365
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.88%, 9/1/31 (1)	3,250	3,261
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/1/26 (1)	4,650	4,696
Scientific Games International, Inc.,
8.25%, 3/15/26 (1)	15,060	15,851
Station Casinos LLC,
4.50%, 2/15/28 (1)	6,950	6,990
		90,404
Chemicals – 1.0%
CVR Partners L.P./CVR Nitrogen Finance Corp.,
6.13%, 6/15/28 (1)	5,125	5,407
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	6,575	7,012
LSB Industries, Inc.,
6.25%, 10/15/28 (1)	6,450	6,708
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.4% continued
Chemicals – 1.0%continued
LSF11 A5 HoldCo LLC,
6.63%, 10/15/29 (1)	$7,925	$7,806
Unifrax Escrow Issuer Corp.,
5.25%, 9/30/28 (1)	4,000	4,043
WR Grace Holdings LLC,
5.63%, 8/15/29 (1)	5,325	5,451
		36,427
Coal Operations – 0.2%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
7.50%, 5/1/25(1)	6,567	6,666
Commercial Finance – 1.1%
Burford Capital Global Finance LLC,
6.25%, 4/15/28 (1)	9,350	9,935
Fortress Transportation and Infrastructure Investors LLC,
9.75%, 8/1/27 (1)	8,375	9,380
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28 (1)	11,250	11,531
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (1)	5,050	5,265
Voyager Aviation Holdings LLC,
8.50%, 5/9/26 (1) (4)	5,679	5,159
		41,270
Communications Equipment – 1.1%
Avaya, Inc.,
6.13%, 9/15/28 (1)	5,475	5,803
CommScope, Inc.,
6.00%, 3/1/26 (1)	3,050	3,142
7.13%, 7/1/28 (1)	5,500	5,404
Plantronics, Inc.,
4.75%, 3/1/29 (1)	11,500	10,968
Viasat, Inc.,
5.63%, 4/15/27 (1)	6,575	6,772
6.50%, 7/15/28 (1)	7,775	7,794
Viavi Solutions, Inc.,
3.75%, 10/1/29 (1)	3,925	3,925
		43,808

NORTHERN FUNDS QUARTERLY REPORT     135    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.4% continued
Construction Materials Manufacturing – 0.5%
Forterra Finance LLC/FRTA Finance Corp.,
6.50%, 7/15/25 (1)	$4,775	$5,068
Standard Industries, Inc.,
3.38%, 1/15/31 (1)	5,825	5,611
Summit Materials LLC/Summit Materials Finance Corp.,
6.50%, 3/15/27 (1)	6,683	6,934
		17,613
Consumer Finance – 4.5%
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (2) (3)	5,575	5,784
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 5/15/28 (2) (3)	2,150	2,216
CPI Acquisition, Inc.,
8.63%, 3/15/26 (1)	7,382	7,807
Credit Acceptance Corp.,
6.63%, 3/15/26	8,263	8,600
CURO Finance LLC,
7.50%, 8/1/28 (1)	1,435	1,442
Curo Group Holdings Corp.,
7.50%, 8/1/28 (1)	11,675	11,741
Discover Financial Services,
(Variable, ICE LIBOR USD 3M + 3.08%), 5.50%, 10/30/27 (2) (3)	8,825	9,432
Enova International, Inc.,
8.50%, 9/15/25 (1)	12,950	13,355
Finance of America Funding LLC,
7.88%, 11/15/25 (1)	5,255	5,170
FirstCash, Inc.,
4.63%, 9/1/28 (1)	8,400	8,392
5.63%, 1/1/30 (1)	7,875	8,023
Freedom Mortgage Corp.,
8.13%, 11/15/24 (1)	10,848	10,984
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	12,850	12,934
LFS Topco LLC,
5.88%, 10/15/26 (1)	7,445	7,687
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.4% continued
Consumer Finance – 4.5%continued
Navient Corp.,
5.00%, 3/15/27	$14,100	$14,371
OneMain Finance Corp.,
6.88%, 3/15/25	5,175	5,757
5.38%, 11/15/29	13,225	14,379
4.00%, 9/15/30	2,900	2,852
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	5,197	5,288
Starwood Property Trust, Inc.,
3.63%, 7/15/26 (1)	4,450	4,428
United Wholesale Mortgage LLC,
5.50%, 4/15/29 (1)	4,900	4,808
World Acceptance Corp.,
7.00%, 11/1/26 (1)	7,975	7,995
		173,445
Consumer Products – 0.2%
Edgewell Personal Care Co.,
5.50%, 6/1/28 (1)	3,800	4,032
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
5.00%, 12/31/26 (1)	5,175	5,112
		9,144
Consumer Services – 1.7%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	4,025	3,965
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26 (1)	6,275	6,578
6.00%, 6/1/29 (1)	4,733	4,603
APX Group, Inc.,
6.75%, 2/15/27 (1)	8,135	8,542
5.75%, 7/15/29 (1)	6,525	6,427
Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	16,375	17,071
PROG Holdings, Inc.,
6.00%, 11/15/29 (1)	9,650	9,929
StoneMor, Inc.,
8.50%, 5/15/29 (1)	8,525	8,802
		65,917

FIXED INCOME AND MONEY MARKET FUNDS    136    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.4% continued
Containers & Packaging – 0.7%
Flex Acquisition Co., Inc.,
7.88%, 7/15/26 (1)	$3,924	$4,071
Graham Packaging Co., Inc.,
7.13%, 8/15/28 (1)	4,950	5,124
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (1)	6,192	6,208
Owens-Brockway Glass Container, Inc.,
6.63%, 5/13/27 (1)	4,535	4,784
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
4.38%, 10/15/28 (1)	5,475	5,434
		25,621
Department Stores – 0.3%
Macy's Retail Holdings LLC,
4.50%, 12/15/34	5,725	5,654
NMG Holding Co., Inc./Neiman Marcus Group LLC,
7.13%, 4/1/26 (1)	4,650	4,935
		10,589
Design, Manufacturing & Distribution – 0.4%
Brightstar Escrow Corp.,
9.75%, 10/15/25 (1)	10,200	10,940
Imola Merger Corp.,
4.75%, 5/15/29 (1)	5,050	5,174
		16,114
Electrical Equipment Manufacturing – 0.4%
WESCO Distribution, Inc.,
7.13%, 6/15/25 (1)	7,475	7,924
7.25%, 6/15/28 (1)	6,100	6,687
		14,611
Entertainment Content – 1.0%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	22,150	23,109
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26 (1)	9,775	4,888
6.63%, 8/15/27 (1)	17,925	5,019
Univision Communications, Inc.,
4.50%, 5/1/29	5,900	5,959
		38,975
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.4% continued
Entertainment Resources – 0.7%
AMC Entertainment Holdings, Inc.,
10.00%, 6/15/26 (1)	$7,850	$7,760
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	5,700	5,871
Powdr Corp.,
6.00%, 8/1/25 (1)	12,937	13,454
		27,085
Exploration & Production – 5.6%
Antero Resources Corp.,
8.38%, 7/15/26 (1)	2,997	3,412
Apache Corp.,
4.88%, 11/15/27	6,700	7,303
4.25%, 1/15/30	5,000	5,426
Berry Petroleum Co. LLC,
7.00%, 2/15/26 (1)	14,600	14,454
California Resources Corp.,
7.13%, 2/1/26 (1)	6,925	7,194
Colgate Energy Partners III LLC,
5.88%, 7/1/29 (1)	5,975	6,154
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	3,750	4,062
CrownRock L.P./CrownRock Finance, Inc.,
5.00%, 5/1/29 (1)	4,925	5,110
Endeavor Energy Resources L.P./EER Finance, Inc.,
6.63%, 7/15/25 (1)	4,000	4,232
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.75%, 4/15/26 (1)	5,512	5,667
EQT Corp.,
7.50%, 2/1/30	6,214	7,985
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	8,742	9,190
Laredo Petroleum, Inc.,
9.50%, 1/15/25	11,240	11,465
Murphy Oil Corp.,
6.38%, 7/15/28	5,050	5,367
Northern Oil and Gas, Inc.,
8.13%, 3/1/28 (1)	4,535	4,784
Occidental Petroleum Corp.,
6.95%, 7/1/24	4,625	5,129
8.00%, 7/15/25	3,950	4,612

NORTHERN FUNDS QUARTERLY REPORT     137    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.4% continued
Exploration & Production – 5.6%continued
5.55%, 3/15/26	$14,050	$15,642
3.40%, 4/15/26	10,420	10,680
3.50%, 8/15/29	16,375	16,800
6.63%, 9/1/30	13,375	16,551
6.13%, 1/1/31	3,750	4,570
Range Resources Corp.,
8.25%, 1/15/29	5,800	6,467
SM Energy Co.,
5.63%, 6/1/25	12,210	12,302
Southwestern Energy Co.,
6.45%, 1/23/25	12,663	13,917
5.38%, 2/1/29	5,650	5,975
		214,450
Financial Services – 2.4%
Advisor Group Holdings, Inc.,
10.75%, 8/1/27 (1)	11,875	13,181
Aretec Escrow Issuer, Inc.,
7.50%, 4/1/29 (1)	8,450	8,648
Asteroid Private Merger Sub, Inc.,
8.50%, 11/15/29 (1)	7,175	7,504
Coinbase Global, Inc.,
3.63%, 10/1/31 (1)	9,700	8,924
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	13,700	13,837
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	16,700	16,909
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27 (1)	5,875	6,120
NFP Corp.,
6.88%, 8/15/28 (1)	6,110	6,125
PRA Group, Inc.,
7.38%, 9/1/25 (1)	8,325	8,845
		90,093
Food & Beverage – 2.2%
Kraft Heinz Foods Co.,
5.00%, 7/15/35	4,075	4,987
5.00%, 6/4/42	19,005	23,633
5.20%, 7/15/45	18,400	23,426
4.38%, 6/1/46	2,350	2,756
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26	11,525	12,087
Post Holdings, Inc.,
4.50%, 9/15/31 (1)	6,150	6,104
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.4% continued
Food & Beverage – 2.2%continued
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	$8,575	$8,446
Triton Water Holdings, Inc.,
6.25%, 4/1/29 (1)	4,525	4,340
		85,779
Forest & Paper Products Manufacturing – 0.4%
Glatfelter Corp.,
4.75%, 11/15/29 (1)	7,250	7,477
Schweitzer-Mauduit International, Inc.,
6.88%, 10/1/26 (1)	9,050	9,468
		16,945
Hardware – 0.5%
NCR Corp.,
6.13%, 9/1/29 (1)	12,490	13,347
TTM Technologies, Inc.,
4.00%, 3/1/29 (1)	4,400	4,373
		17,720
Health Care Facilities & Services – 3.7%
AdaptHealth LLC,
6.13%, 8/1/28 (1)	3,825	4,054
5.13%, 3/1/30 (1)	6,275	6,385
CHS/Community Health Systems, Inc.,
6.63%, 2/15/25 (1)	15,410	15,949
6.88%, 4/15/29 (1)	4,050	4,126
6.13%, 4/1/30 (1)	10,450	10,338
DaVita, Inc.,
4.63%, 6/1/30 (1)	8,750	8,958
HCA, Inc.,
5.88%, 2/1/29	21,830	26,012
Legacy LifePoint Health LLC,
4.38%, 2/15/27 (1)	5,425	5,466
MEDNAX, Inc.,
6.25%, 1/15/27 (1)	9,815	10,269
Prime Healthcare Services, Inc.,
7.25%, 11/1/25 (1)	9,100	9,646
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (1)	4,350	4,383
10.00%, 4/15/27 (1)	5,350	5,684

FIXED INCOME AND MONEY MARKET FUNDS    138    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.4% continued
Health Care Facilities & Services – 3.7%continued
Tenet Healthcare Corp.,
6.13%, 10/1/28 (1)	$14,525	$15,341
4.38%, 1/15/30 (1)	16,775	16,988
		143,599
Home & Office Products Manufacturing – 0.6%
CD&R Smokey Buyer, Inc.,
6.75%, 7/15/25 (1)	6,560	6,888
Newell Brands, Inc.,
5.88%, 4/1/36	13,750	16,947
		23,835
Home Improvement – 0.7%
Interface, Inc,
5.50%, 12/1/28 (1)	5,500	5,761
Patrick Industries, Inc.,
7.50%, 10/15/27 (1)	7,025	7,482
4.75%, 5/1/29 (1)	4,750	4,702
PGT Innovations, Inc.,
4.38%, 10/1/29 (1)	10,550	10,603
		28,548
Homebuilders – 0.9%
Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	8,600	8,998
Forestar Group, Inc.,
5.00%, 3/1/28 (1)	3,562	3,656
LGI Homes, Inc.,
4.00%, 7/15/29 (1)	8,625	8,593
M/I Homes, Inc.,
3.95%, 2/15/30	9,900	9,751
Taylor Morrison Communities, Inc.,
5.13%, 8/1/30 (1)	4,425	4,867
		35,865
Industrial Other – 1.5%
Ahern Rentals, Inc.,
7.38%, 5/15/23 (1)	10,175	9,679
APi Group DE, Inc.,
4.13%, 7/15/29 (1)	3,700	3,718
Brundage-Bone Concrete Pumping Holdings, Inc.,
6.00%, 2/1/26 (1)	10,000	10,400
Dycom Industries, Inc.,
4.50%, 4/15/29 (1)	3,550	3,617
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.4% continued
Industrial Other – 1.5%continued
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	$5,275	$5,446
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 (1)	9,175	9,501
Resideo Funding, Inc.,
4.00%, 9/1/29 (1)	7,885	7,735
VM Consolidated, Inc.,
5.50%, 4/15/29 (1)	5,925	5,955
		56,051
Internet Media – 1.0%
Endure Digital, Inc.,
6.00%, 2/15/29 (1)	6,225	5,789
GrubHub Holdings, Inc.,
5.50%, 7/1/27 (1)	6,850	6,802
Millennium Escrow Corp.,
6.63%, 8/1/26 (1)	5,650	5,664
TripAdvisor, Inc.,
7.00%, 7/15/25 (1)	9,235	9,743
Uber Technologies, Inc.,
6.25%, 1/15/28 (1)	9,075	9,742
		37,740
Investment Companies – 0.6%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	14,350	14,745
4.38%, 2/1/29	7,025	6,849
		21,594
Leisure Products Manufacturing – 0.5%
Mattel, Inc.,
5.88%, 12/15/27 (1)	4,650	4,999
Thor Industries, Inc.,
4.00%, 10/15/29 (1)	8,250	8,167
Vista Outdoor, Inc.,
4.50%, 3/15/29 (1)	5,050	5,082
		18,248
Machinery Manufacturing – 0.3%
Amsted Industries, Inc.,
5.63%, 7/1/27 (1)	6,850	7,124
GrafTech Finance, Inc.,
4.63%, 12/15/28 (1)	5,600	5,684
		12,808

NORTHERN FUNDS QUARTERLY REPORT     139    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.4% continued
Managed Care – 0.1%
Molina Healthcare, Inc.,
3.88%, 5/15/32(1)	$4,000	$4,025
Manufactured Goods – 0.4%
Anagram International, Inc./Anagram Holdings LLC,
10.00%, 8/15/26 (1) (5)	2,327	2,420
FXI Holdings, Inc.,
12.25%, 11/15/26 (1)	12,525	14,075
		16,495
Medical Equipment & Devices Manufacturing – 0.2%
Mozart Debt Merger Sub, Inc.,
5.25%, 10/1/29(1)	8,250	8,363
Metals & Mining – 1.4%
Allegheny Technologies, Inc.,
5.13%, 10/1/31	825	831
Arconic Corp.,
6.13%, 2/15/28 (1)	6,050	6,439
Carpenter Technology Corp.,
6.38%, 7/15/28	6,575	6,991
Cleveland-Cliffs, Inc.,
9.88%, 10/17/25 (1)	3,521	3,985
4.88%, 3/1/31 (1)	2,800	2,909
Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	5,900	5,407
Commercial Metals Co.,
3.88%, 2/15/31	4,550	4,516
Joseph T Ryerson & Son, Inc.,
8.50%, 8/1/28 (1)	3,546	3,856
Kaiser Aluminum Corp.,
4.50%, 6/1/31 (1)	5,100	5,017
Novelis Corp.,
4.75%, 1/30/30 (1)	6,150	6,465
TMS International Corp.,
6.25%, 4/15/29 (1)	3,600	3,582
United States Steel Corp.,
6.88%, 3/1/29	4,150	4,467
		54,465
Oil & Gas Services & Equipment – 0.5%
Nabors Industries, Inc.,
7.38%, 5/15/27 (1)	3,075	3,182
Oceaneering International, Inc.,
6.00%, 2/1/28	9,045	8,887
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.4% continued
Oil & Gas Services & Equipment – 0.5%continued
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 4/1/26	$8,466	$8,804
		20,873
Pharmaceuticals – 1.2%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	14,415	15,136
Horizon Therapeutics U.S.A., Inc.,
5.50%, 8/1/27 (1)	9,450	9,930
JPR Royalty Sub LLC,
14.00%, 9/1/20 (1) (4) (6) (7)	8,000	—
Lannett Co., Inc.,
7.75%, 4/15/26 (1)	5,825	4,485
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	8,225	8,592
Par Pharmaceutical, Inc.,
7.50%, 4/1/27 (1)	8,813	9,006
		47,149
Pipeline – 5.3%
Cheniere Energy Partners L.P.,
3.25%, 1/31/32 (1)	4,025	4,065
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
5.63%, 5/1/27 (1)	11,246	11,457
DCP Midstream Operating L.P.,
5.63%, 7/15/27	8,708	9,840
5.13%, 5/15/29	4,550	5,142
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28 (1)	3,375	3,510
EnLink Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.00%, 12/15/22 (2) (3)	16,300	13,020
EQM Midstream Partners L.P.,
6.00%, 7/1/25 (1)	9,250	10,059
4.75%, 1/15/31 (1)	4,975	5,261
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 1/15/27	4,750	4,895

FIXED INCOME AND MONEY MARKET FUNDS    140    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.4% continued
Pipeline – 5.3%continued
Global Partners L.P./GLP Finance Corp.,
6.88%, 1/15/29	$5,800	$6,073
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	4,110	4,398
Holly Energy Partners L.P./Holly Energy Finance Corp.,
5.00%, 2/1/28 (1)	5,325	5,305
ITT Holdings LLC,
6.50%, 8/1/29 (1)	9,300	9,207
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/28/25 (1)	6,802	7,147
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 2/1/26 (1)	9,175	9,462
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/1/23	12,882	12,689
7.50%, 4/15/26	6,625	5,681
NuStar Logistics L.P.,
6.00%, 6/1/26	6,580	7,139
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	10,916	10,616
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (2) (3)	12,100	10,270
Rattler Midstream L.P.,
5.63%, 7/15/25 (1)	7,325	7,618
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 7/15/27	8,025	8,603
4.00%, 1/15/32 (1)	7,725	8,073
Venture Global Calcasieu Pass LLC,
4.13%, 8/15/31 (1)	8,025	8,506
Western Midstream Operating L.P.,
4.75%, 8/15/28	11,190	12,365
5.30%, 2/1/30	3,385	3,727
		204,128
Power Generation – 1.1%
Calpine Corp.,
5.13%, 3/15/28	11,662	11,839
5.00%, 2/1/31 (1)	4,350	4,350
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.4% continued
Power Generation – 1.1%continued
NRG Energy, Inc.,
5.75%, 1/15/28	$11,045	$11,676
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	3,125	3,242
Vistra Operations Co. LLC,
5.63%, 2/15/27 (1)	7,875	8,111
4.38%, 5/1/29 (1)	4,500	4,507
		43,725
Property & Casualty Insurance – 0.5%
AmWINS Group, Inc.,
4.88%, 6/30/29 (1)	9,700	9,797
NMI Holdings, Inc.,
7.38%, 6/1/25 (1)	5,200	5,905
USI, Inc.,
6.88%, 5/1/25 (1)	5,254	5,293
		20,995
Publishing & Broadcasting – 3.2%
Audacy Capital Corp.,
6.75%, 3/31/29 (1)	4,575	4,470
Beasley Mezzanine Holdings LLC,
8.63%, 2/1/26 (1)	15,100	14,911
Clear Channel Outdoor Holdings, Inc.,
7.75%, 4/15/28 (1)	4,800	5,136
7.50%, 6/1/29 (1)	4,200	4,484
Clear Channel Worldwide Holdings, Inc.,
5.13%, 8/15/27 (1)	7,975	8,252
Cumulus Media New Holdings, Inc.,
6.75%, 7/1/26 (1)	9,285	9,633
Gannett Holdings LLC,
6.00%, 11/1/26 (1)	4,900	5,004
Gray Escrow II, Inc.,
5.38%, 11/15/31 (1)	8,450	8,693
Gray Television, Inc.,
7.00%, 5/15/27 (1)	6,450	6,893
iHeartCommunications, Inc.,
5.25%, 8/15/27 (1)	5,500	5,721
McGraw-Hill Education, Inc.,
5.75%, 8/1/28 (1)	6,150	6,088
Nexstar Media, Inc.,
5.63%, 7/15/27 (1)	4,950	5,173

NORTHERN FUNDS QUARTERLY REPORT     141    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.4% continued
Publishing & Broadcasting – 3.2%continued
Sinclair Television Group, Inc.,
4.13%, 12/1/30 (1)	$6,475	$6,135
TEGNA, Inc.,
5.00%, 9/15/29	11,129	11,379
Townsquare Media, Inc.,
6.88%, 2/1/26 (1)	9,434	10,012
Urban One, Inc.,
7.38%, 2/1/28 (1)	11,425	11,768
		123,752
Real Estate – 2.0%
American Finance Trust, Inc./American Finance Operating Partner L.P.,
4.50%, 9/30/28 (1)	7,425	7,480
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1)	8,150	7,996
Diversified Healthcare Trust,
4.38%, 3/1/31	7,247	6,960
HAT Holdings I LLC/HAT Holdings II LLC,
6.00%, 4/15/25 (1)	7,425	7,722
IIP Operating Partnership L.P.,
5.50%, 5/25/26	5,525	5,852
Kennedy-Wilson, Inc.,
5.00%, 3/1/31	6,700	6,901
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
4.88%, 5/15/29 (1)	4,850	4,959
RHP Hotel Properties L.P./RHP Finance Corp.,
4.50%, 2/15/29 (1)	3,275	3,275
Service Properties Trust,
5.50%, 12/15/27	8,795	9,032
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
7.88%, 2/15/25 (1)	6,100	6,367
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
6.50%, 2/15/29 (1)	4,700	4,684
XHR L.P.,
6.38%, 8/15/25 (1)	3,525	3,728
		74,956
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.4% continued
Refining & Marketing – 0.8%
CITGO Petroleum Corp.,
7.00%, 6/15/25 (1)	$8,125	$8,361
CVR Energy, Inc.,
5.75%, 2/15/28 (1)	9,040	8,796
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	12,125	7,790
Sunoco L.P./Sunoco Finance Corp.,
4.50%, 4/30/30 (1)	4,875	4,997
		29,944
Renewable Energy – 0.2%
Renewable Energy Group, Inc.,
5.88%, 6/1/28(1)	6,500	6,679
Restaurants – 1.0%
Carrols Restaurant Group, Inc.,
5.88%, 7/1/29 (1)	6,050	5,445
Golden Nugget, Inc.,
6.75%, 10/15/24 (1)	16,910	16,910
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	8,300	7,529
IRB Holding Corp.,
6.75%, 2/15/26 (1)	7,773	7,919
		37,803
Retail - Consumer Discretionary – 3.7%
Academy Ltd.,
6.00%, 11/15/27 (1)	3,975	4,238
Asbury Automotive Group, Inc.,
5.00%, 2/15/32 (1)	6,750	7,005
At Home Group, Inc.,
4.88%, 7/15/28 (1)	5,725	5,639
Bath & Body Works, Inc.,
9.38%, 7/1/25 (1)	1,700	2,074
5.25%, 2/1/28	3,100	3,426
6.63%, 10/1/30 (1)	5,125	5,804
6.75%, 7/1/36	9,925	12,257
Carvana Co.,
5.88%, 10/1/28 (1)	5,250	5,230
Group 1 Automotive, Inc.,
4.00%, 8/15/28 (1)	3,175	3,163
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	5,445	5,452

FIXED INCOME AND MONEY MARKET FUNDS    142    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.4% continued
Retail - Consumer Discretionary – 3.7%continued
LBM Acquisition LLC,
6.25%, 1/15/29 (1)	$4,275	$4,227
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	4,025	4,136
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 2/15/26 (1)	13,075	13,221
Metis Merger Sub LLC,
6.50%, 5/15/29 (1)	6,925	6,802
Michaels (The) Cos., Inc.,
5.25%, 5/1/28 (1)	4,525	4,519
7.88%, 5/1/29 (1)	9,525	9,382
Party City Holdings, Inc.,
(Floating, ICE LIBOR USD 6M + 5.00%), 5.75%, 7/15/25 (1) (8)	4,088	3,853
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (1)	1,925	1,976
7.75%, 2/15/29 (1)	5,075	5,513
Sonic Automotive, Inc.,
4.63%, 11/15/29 (1)	3,100	3,129
4.88%, 11/15/31 (1)	3,975	4,014
Staples, Inc.,
7.50%, 4/15/26 (1)	14,896	15,306
Victoria's Secret & Co.,
4.63%, 7/15/29 (1)	8,325	8,512
White Cap Buyer LLC,
6.88%, 10/15/28 (1)	3,825	3,988
		142,866
Semiconductors – 0.1%
II-VI, Inc.,
5.00%, 12/15/29(1)	3,750	3,828
Software & Services – 2.6%
Acuris Finance U.S., Inc./Acuris Finance S.a.r.l.,
5.00%, 5/1/28 (1)	5,900	5,871
Ahead DB Holdings LLC,
6.63%, 5/1/28 (1)	2,750	2,729
Austin BidCo, Inc.,
7.13%, 12/15/28 (1)	8,020	8,281
Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	8,280	8,632
Consensus Cloud Solutions, Inc.,
6.00%, 10/15/26 (1)	2,350	2,444
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.4% continued
Software & Services – 2.6%continued
6.50%, 10/15/28 (1)	$4,800	$5,016
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	8,250	8,168
LogMeIn, Inc,
5.50%, 9/1/27 (1)	5,950	6,021
MicroStrategy, Inc.,
6.13%, 6/15/28 (1)	6,425	6,441
Open Text Holdings, Inc.,
4.13%, 2/15/30 (1)	5,900	6,077
Rocket Software, Inc.,
6.50%, 2/15/29 (1)	13,850	13,512
Sabre GLBL, Inc.,
9.25%, 4/15/25 (1)	7,075	7,995
7.38%, 9/1/25 (1)	5,900	6,165
Unisys Corp.,
6.88%, 11/1/27 (1)	6,805	7,366
Vericast Corp.,
11.00%, 9/15/26 (1)	4,850	5,129
		99,847
Technology – 0.6%
Iron Mountain, Inc.,
4.88%, 9/15/29 (1)	10,814	11,192
5.25%, 7/15/30 (1)	9,700	10,222
		21,414
Tobacco – 0.2%
Vector Group Ltd.,
5.75%, 2/1/29(1)	8,850	8,612
Transportation & Logistics – 0.9%
Allison Transmission, Inc.,
5.88%, 6/1/29 (1)	6,275	6,824
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	13,100	13,332
Western Global Airlines LLC,
10.38%, 8/15/25 (1)	13,175	14,657
		34,813
Travel & Lodging – 0.7%
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	8,125	7,897
Hilton Domestic Operating Co., Inc.,
5.75%, 5/1/28 (1)	9,400	10,043

NORTHERN FUNDS QUARTERLY REPORT     143    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.4% continued
Travel & Lodging – 0.7%continued
Travel + Leisure Co.,
6.63%, 7/31/26 (1)	$6,475	$7,180
		25,120
Utilities – 0.4%
Talen Energy Supply LLC,
6.63%, 1/15/28(1)	15,375	13,492
Waste & Environment Services & Equipment – 0.5%
Covanta Holding Corp.,
5.00%, 9/1/30	7,125	7,268
Madison IAQ LLC,
4.13%, 6/30/28 (1)	6,150	6,165
5.88%, 6/30/29 (1)	5,075	5,075
		18,508
Wireless Telecommunications Services – 1.0%
Sprint Capital Corp.,
6.88%, 11/15/28	14,853	18,789
8.75%, 3/15/32	13,200	19,800
		38,589
Wireline Telecommunications Services – 2.2%
Cablevision Lightpath LLC,
5.63%, 9/15/28 (1)	3,800	3,746
Consolidated Communications, Inc.,
6.50%, 10/1/28 (1)	4,392	4,612
Frontier Communications Holdings LLC,
5.88%, 10/15/27 (1)	7,975	8,433
6.75%, 5/1/29 (1)	5,750	5,980
Level 3 Financing, Inc.,
4.63%, 9/15/27 (1)	10,225	10,429
3.75%, 7/15/29 (1)	5,825	5,534
Lumen Technologies, Inc.,
5.13%, 12/15/26 (1)	11,050	11,499
4.50%, 1/15/29 (1)	9,925	9,602
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.,
6.00%, 2/15/28 (1)	8,000	7,840
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 8/15/28 (1)	9,125	9,677
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 77.4% continued
Wireline Telecommunications Services – 2.2%continued
Zayo Group Holdings, Inc.,
6.13%, 3/1/28 (1)	$6,150	$6,058
		83,410
Total Corporate Bonds
(Cost $2,908,444)		2,967,548

FOREIGN ISSUER BONDS – 20.0%
Aerospace & Defense – 1.0%
Bombardier, Inc.,
7.50%, 12/1/24 (1)	14,757	15,375
Rolls-Royce PLC,
5.75%, 10/15/27 (1)	8,250	9,124
TransDigm UK Holdings PLC,
6.88%, 5/15/26	13,650	14,264
		38,763
Airlines – 1.1%
Air Canada,
3.88%, 8/15/26 (1)	10,275	10,481
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	8,150	8,475
5.75%, 4/20/29 (1)	8,150	8,701
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.75%, 10/20/28 (1)	7,350	8,031
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
5.75%, 1/20/26 (1)	5,925	6,199
		41,887
Auto Parts Manufacturing – 0.3%
IHO Verwaltungs GmbH,
6.00%, (100% Cash), 5/15/27(1) (5)	9,400	9,670
Banks – 0.1%
ING Groep N.V.,
(Variable, USD Swap 5Y + 4.45%), 6.50%, 4/16/25(2) (3)	3,546	3,862
Cable & Satellite – 1.1%
Altice Financing S.A.,
5.00%, 1/15/28 (1)	8,850	8,637
5.75%, 8/15/29 (1)	10,550	10,444
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	7,263	7,626
VTR Comunicaciones S.p.A.,
4.38%, 4/15/29 (1)	3,425	3,391

FIXED INCOME AND MONEY MARKET FUNDS    144    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 20.0% continued
Cable & Satellite – 1.1%continued
Ziggo Bond Co. B.V.,
6.00%, 1/15/27 (1)	$10,275	$10,583
		40,681
Casinos & Gaming – 0.9%
International Game Technology PLC,
5.25%, 1/15/29 (1)	8,525	9,033
Melco Resorts Finance Ltd.,
5.63%, 7/17/27 (1)	11,325	11,177
Studio City Finance Ltd.,
5.00%, 1/15/29 (1)	4,975	4,453
Wynn Macau Ltd.,
5.50%, 10/1/27 (1)	11,982	11,143
		35,806
Chemicals – 0.5%
Diamond BC B.V.,
4.63%, 10/1/29 (1)	5,775	5,728
EverArc Escrow S.a.r.l.,
5.00%, 10/30/29 (1)	6,575	6,580
Methanex Corp.,
5.13%, 10/15/27	4,375	4,594
SPCM S.A.,
3.38%, 3/15/30 (1)	1,700	1,636
		18,538
Commercial Finance – 0.7%
AerCap Holdings N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.54%), 5.88%, 10/10/79 (2)	10,375	10,738
VistaJet Malta Finance PLC/XO Management Holding, Inc.,
10.50%, 6/1/24 (1)	15,675	16,772
		27,510
Containers & Packaging – 0.2%
ARD Finance S.A.,
6.50%, (100% Cash), 6/30/27(1) (5)	9,175	9,450
Diversified Banks – 1.2%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.67%), 8.00%, 6/15/24 (2) (3)	11,075	12,241
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (2) (3)	5,750	5,632
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 20.0% continued
Diversified Banks – 1.2%continued
BNP Paribas S.A.,
(Variable, USD Swap 5Y + 5.15%), 7.38%, 8/19/25 (1) (2) (3)	$6,450	$7,329
Credit Agricole S.A.,
(Variable, USD Swap 5Y + 4.90%), 7.88%, 1/23/24 (1) (2) (3)	5,168	5,653
Deutsche Bank A.G.,
(Variable, USD Swap 5Y + 5.00%), 7.50%, 4/30/25 (2) (3)	6,125	6,653
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (2) (3)	4,950	5,142
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (2) (3)	4,450	4,361
		47,011
Electrical Equipment Manufacturing – 0.1%
TK Elevator Holdco GmbH,
7.63%, 7/15/28(1)	4,825	5,169
Exploration & Production – 0.3%
MEG Energy Corp.,
5.88%, 2/1/29 (1)	4,475	4,691
Strathcona Resources Ltd.,
6.88%, 8/1/26 (1)	6,400	6,291
		10,982
Food & Beverage – 0.8%
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
6.50%, 4/15/29 (1)	11,125	12,238
5.50%, 1/15/30 (1)	6,000	6,525
Minerva Luxembourg S.A.,
4.38%, 3/18/31 (1)	5,200	4,946
Sigma Holdco B.V.,
7.88%, 5/15/26	6,630	6,390
		30,099
Hardware – 0.1%
Seagate HDD Cayman,
3.38%, 7/15/31	2,200	2,141
Homebuilders – 0.2%
Empire Communities Corp.,
7.00%, 12/15/25(1)	6,325	6,546

NORTHERN FUNDS QUARTERLY REPORT     145    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 20.0% continued
Machinery Manufacturing – 0.2%
Husky III Holding Ltd.,
13.00%, (100% Cash), 2/15/25(1) (5)	$7,140	$7,497
Metals & Mining – 1.0%
Constellium S.E.,
3.75%, 4/15/29 (1)	4,350	4,280
First Quantum Minerals Ltd.,
7.25%, 4/1/23 (1)	3,875	3,920
6.50%, 3/1/24 (1)	6,250	6,328
FMG Resources Pty. Ltd., Series 2006,
4.38%, 4/1/31 (1)	3,750	3,937
New Gold, Inc.,
6.38%, 5/15/25 (1)	4,575	4,701
Taseko Mines Ltd.,
7.00%, 2/15/26 (1)	5,250	5,460
Vedanta Resources Ltd.,
6.38%, 7/30/22 (1)	11,510	11,379
		40,005
Oil & Gas Services & Equipment – 0.7%
Nabors Industries Ltd.,
7.25%, 1/15/26 (1)	8,400	7,770
Shelf Drilling Holdings Ltd.,
8.88%, 11/15/24 (1)	5,925	6,073
Transocean Pontus Ltd.,
6.13%, 8/1/25 (1)	6,146	6,007
Weatherford International Ltd.,
6.50%, 9/15/28 (1)	5,675	6,005
		25,855
Pharmaceuticals – 1.6%
Bausch Health Cos., Inc.,
5.00%, 1/30/28 (1)	6,500	5,980
4.88%, 6/1/28 (1)	5,650	5,777
5.25%, 1/30/30 (1)	13,725	12,078
Cheplapharm Arzneimittel GmbH,
5.50%, 1/15/28 (1)	9,075	9,189
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 7/31/27 (1)	8,277	8,425
6.00%, 6/30/28 (1)	9,705	7,230
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 20.0% continued
Pharmaceuticals – 1.6%continued
Teva Pharmaceutical Finance Netherlands III B.V.,
7.13%, 1/31/25	$7,625	$8,159
6.75%, 3/1/28	4,780	5,091
		61,929
Power Generation – 0.3%
Drax Finco PLC,
6.63%, 11/1/25(1)	11,102	11,463
Property & Casualty Insurance – 0.6%
Ardonagh Midco 2 PLC,
11.50%, 1/15/27 (1) (5)	10,612	11,818
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, 10/15/25 (1) (5)	9,820	10,409
		22,227
Publishing & Broadcasting – 0.2%
Clear Channel International B.V.,
6.63%, 8/1/25(1)	7,075	7,340
Refining & Marketing – 0.4%
eG Global Finance PLC,
6.75%, 2/7/25 (1)	9,660	9,781
Parkland Corp.,
4.50%, 10/1/29 (1)	6,200	6,205
		15,986
Renewable Energy – 0.1%
Atlantica Sustainable Infrastructure PLC,
4.13%, 6/15/28(1)	5,125	5,163
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc.,
4.00%, 10/15/30(1)	8,525	8,376
Semiconductors – 0.3%
ams A.G.,
7.00%, 7/31/25(1)	9,350	9,916
Software & Services – 0.3%
CA Magnum Holdings,
5.38%, 10/31/26 (1)	6,400	6,616
ION Trading Technologies S.a.r.l.,
5.75%, 5/15/28 (1)	6,300	6,489
		13,105

FIXED INCOME AND MONEY MARKET FUNDS    146    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 20.0% continued
Technology – 0.4%
Sixsigma Networks Mexico S.A. de C.V.,
7.50%, 5/2/25(1)	$15,525	$14,923
Travel & Lodging – 1.8%
Carnival Corp.,
7.63%, 3/1/26 (1)	8,975	9,408
5.75%, 3/1/27 (1)	12,325	12,325
4.00%, 8/1/28 (1)	3,225	3,201
NCL Corp. Ltd.,
5.88%, 3/15/26 (1)	6,400	6,371
NCL Finance Ltd.,
6.13%, 3/15/28 (1)	3,850	3,792
Royal Caribbean Cruises Ltd.,
9.13%, 6/15/23 (1)	7,250	7,667
4.25%, 7/1/26 (1)	2,450	2,373
5.50%, 8/31/26 (1)	7,975	8,109
Viking Cruises Ltd.,
13.00%, 5/15/25 (1)	4,865	5,505
5.88%, 9/15/27 (1)	11,176	10,642
		69,393
Trucking & Leasing – 0.3%
Fly Leasing Ltd.,
7.00%, 10/15/24(1)	12,490	12,240
Wireless Telecommunications Services – 2.2%
Altice France S.A.,
5.13%, 7/15/29 (1)	6,450	6,292
5.50%, 10/15/29 (1)	12,400	12,214
C&W Senior Financing DAC,
6.88%, 9/15/27 (1)	7,676	7,983
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	13,025	13,692
Digicel Group Holdings Ltd.,
10.00%, 4/1/24 (5)	14,678	14,678
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	5,725	5,376
6.50%, 10/15/27 (1)	12,000	9,312
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	9,200	9,016
4.75%, 7/15/31 (1)	6,375	6,455
		85,018
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 20.0% continued
Wireline Telecommunications Services – 0.8%
Altice France Holding S.A.,
10.50%, 5/15/27 (1)	$11,675	$12,551
Iliad Holding SASU,
7.00%, 10/15/28 (1)	5,625	5,915
Telecom Italia Capital S.A.,
6.38%, 11/15/33	9,451	10,177
		28,643
Total Foreign Issuer Bonds
(Cost $755,438)		767,194

TERM LOANS – 0.5%
Pharmaceuticals – 0.5%
Alvogen Pharma U.S., Inc., January 2020 Loan,
(Floating, ICE LIBOR USD 3M + 5.25%, 1.00% Floor), 6.25%, 12/31/23(8)	18,557	17,676
Total Term Loans
(Cost $18,521)		17,676

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 0.0%
Airlines – 0.0%
Voyager Aviation Holdings LLC(4) (7) *	2,621	$—
Total Common Stocks
(Cost $3)		—

PREFERRED STOCKS – 0.0%
Specialized Finance – 0.0%
Cayenne Aviation LLC(4) (9) *	15,725	1,572
Total Preferred Stocks
(Cost $1,573)		1,572

NORTHERN FUNDS QUARTERLY REPORT     147    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(10) (11)	20,909,530	$20,910
Total Investment Companies
(Cost $20,910)		20,910

Total Investments – 98.5%
(Cost $3,704,889)		3,774,900
Other Assets less Liabilities – 1.5%		57,702
NET ASSETS – 100.0%		$3,832,602

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2021.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Restricted security that has been deemed illiquid. At December 31, 2021, the value of these restricted illiquid securities amounted to approximately $6,731,000 or 0.2% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Cayenne Aviation LLC	5/18/21	$1,573
JPR Royalty Sub LLC, 14.00%, 9/1/20	3/10/11	8,000
Voyager Aviation Holdings LLC, 8.50%, 5/9/26	5/3/21	5,247
Voyager Aviation Holdings LLC	5/18/21	3

(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(7)	Level 3 asset that is worthless, bankrupt or has been delisted.
(8)	Variable or floating rate security. Rate as of December 31, 2021 is disclosed.
(9)	Level 3 asset.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of December 31, 2021 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

5Y - 5 Year

6M - 6 Month

7Y - 7 Year

A.G. - Aktiengesellschaft (German: Stock Corporation)

B.V. - Besloten Vennootschap (Dutch: Private Limited Liability Company)

CMT - Constant Maturity

ICE - Intercontinental Exchange

L.P. - Limited Partnership

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme (French: Public Limited Company)

S.E. - Societas Europaea (German: Public Company)

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	77.4%
Foreign Issuer Bonds	20.0%
Term Loans	0.5%
Preferred stocks	0.0%
Investment Companies	0.6%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest

FIXED INCOME AND MONEY MARKET FUNDS    148    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$2,967,548	$—	$2,967,548
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Foreign Issuer Bonds(1)	$—	$767,194	$—	$767,194
Term Loans	—	17,676	—	17,676
Preferred Stocks	—	—	1,572	1,572
Investment Companies	20,910	—	—	20,910
Total Investments	$20,910	$3,752,418	$1,572	$3,774,900

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$46,727	$1,109,254	$1,135,071	$16	$20,910	20,909,530
NORTHERN FUNDS QUARTERLY REPORT     149    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.2%
Educational Services – 0.2%
Grand Canyon University,
4.13%, 10/1/24	$1,000	$1,024
5.13%, 10/1/28	500	514
		1,538
Total Corporate Bonds
(Cost $1,500)		1,538

MUNICIPAL BONDS – 93.8%
Alabama – 1.0%
Hoover IDB Environmental Improvement Revenue Bonds (AMT), United States Steel Corp.,
5.75%, 10/1/49	1,000	1,183
Lower Alabama Gas District Gas Project Revenue Bonds, Series A,
5.00%, 9/1/46	5,000	7,386
		8,569
Arizona – 5.0%
Arizona State IDA Economic Development Revenue Bonds, Legacy Cares, Inc., Project,
7.75%, 7/1/50	1,500	1,811
Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project,
5.63%, 7/1/48(1) (2)	2,000	2,295
Arizona State IDA Education Revenue Bonds, Candeo Schools, Inc., Project (School District Credit Program),
4.00%, 7/1/47	700	780
Arizona State IDA Education Revenue Bonds, Christian University Project,
5.63%, 10/1/49(1)	1,300	1,395
Arizona State IDA Education Revenue Bonds, Doral Academy of Nevada - Fire Mesa,
5.00%, 7/15/49	1,675	1,913
Arizona State IDA Education Revenue Bonds, Odyssey Preparatory Academy Project,
4.38%, 7/1/39	1,000	1,080
5.00%, 7/1/49	1,000	1,113
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Arizona – 5.0%continued
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/51	$1,000	$1,118
Arizona State IDA Education Revenue Refunding Bonds, Doral Academy of Northern,
4.00%, 7/15/51(1)	500	546
Arizona State IDA Education Revenue Refunding Bonds, Series A, Cadence Campus Project,
4.00%, 7/15/50	1,000	1,066
Arizona State Industrial Development Authority Economic Development Revenue Bonds, Series A, Legacy Cares, Inc., Project,
5.50%, 7/1/31	100	109
6.00%, 7/1/51	400	442
Arizona State Industrial Development Authority Education Revenue Bonds, Somerset Academy of Las Vegas-Aliante & Skye Canyon Campus Projects,
4.00%, 12/15/51	700	754
Chandler Industrial Development Authority Variable Revenue Bonds (AMT), Intel Corp.,
5.00%, 6/3/24(3) (4) (5)	1,000	1,104
Glendale IDA Senior Living Facilities Revenue Bonds, Royal Oaks Inspirata Pointe Project,
5.00%, 5/15/56	1,000	1,123
La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools,
5.00%, 2/15/36	1,400	1,567
5.00%, 2/15/46	3,500	3,879
Maricopa County IDA Education Revenue Bonds, Social Bonds, Arizona Autism Charter,
4.00%, 7/1/61(1)	1,250	1,340
Maricopa County IDA Educational Facilities Revenue Bonds, Ottawa University,
5.50%, 10/1/51	1,000	1,141

FIXED INCOME AND MONEY MARKET FUNDS    150    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Arizona – 5.0%continued
Maricopa County IDA Educational Revenue Bonds, Arizona Autism Chart Schools Project,
5.00%, 7/1/50	$750	$874
Maricopa County Industrial Development Authority Hospital Revenue Bonds, Series A, Honor Health,
3.00%, 9/1/51	1,000	1,042
Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds, Airport, Series B (AMT),
4.00%, 7/1/44	2,000	2,293
5.00%, 7/1/49	1,000	1,214
Phoenix IDA Education Facility Revenue Refunding Bonds, Great Hearts Academies,
5.00%, 7/1/46	2,650	2,912
Phoenix IDA Student Housing Revenue Bonds, Downtown Phoenix Student Housing II LLC,
5.00%, 7/1/59	1,000	1,173
Salt Verde Financial Corp. Senior Gas Revenue Bonds,
5.00%, 12/1/37	3,000	4,203
Tempe IDA Revenue Bonds, Friendship Village of Tempe Project,
5.00%, 12/1/50	1,500	1,678
Tempe Industrial Development Authority Revenue Refunding Bonds, Friendship Village Project,
4.00%, 12/1/46	1,000	1,088
		41,053
California – 11.6%
Antelope Valley Healthcare District, Revenue Refunding Bonds, Series A,
5.25%, 3/1/36	1,020	1,144
California Community Housing Agency Essential Housing Revenue Bonds, Summit at Sausalito Apartments,
4.00%, 2/1/50(1)	1,000	948
3.00%, 2/1/57(1)	1,000	856
California Community Housing Agency Essential Housing Revenue Bonds, Verdant at Green Valley Project,
5.00%, 8/1/49(1)	2,000	2,128
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
California – 11.6%continued
California Community Housing Agency Essential Housing Senior Revenue Bonds, Glendale Properties,
4.00%, 2/1/56	$1,000	$1,037
California Community Housing Agency Essential Housing Subordinate Revenue Bonds, Series A, Glendale Properties,
4.00%, 8/1/47	1,000	992
California Community Housing Agency Revenue Bonds, Series A, Annadel Apartments Project,
5.00%, 4/1/49	2,000	2,123
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Merced County Tobacco Funding,
5.00%, 6/1/50	500	593
California PFA Educational Facilities Revenue Bonds, Crossroads Christian Schools Project,
5.00%, 1/1/56	500	518
California PFA Educational Facilities Revenue Bonds, Trinity Classical Academy,
5.00%, 7/1/54(1)	1,500	1,566
California PFA Senior Living Revenue Bonds, Enso Village Project, Green Bonds,
5.00%, 11/15/56	245	280
California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,
5.00%, 7/1/49	2,000	2,408
California State Municipal Finance Authority Educational Revenue Bonds, Stream Charter School Project,
5.00%, 6/15/51	1,000	1,094
California State Municipal Finance Authority Multi-Family Housing Sustainability Revenue Bonds, Cityview,
4.00%, 11/1/36(1)	1,500	1,640

NORTHERN FUNDS QUARTERLY REPORT     151    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
California – 11.6%continued
California State Municipal Finance Authority Revenue Bonds, Barlow Respiratory Hospital,
4.00%, 9/1/50	$2,000	$2,278
California State Municipal Finance Authority Revenue Bonds, Series A, Baptist University,
5.00%, 11/1/46	3,000	3,436
California State Municipal Finance Authority Revenue Refunding Bonds, The Master's University,
5.00%, 8/1/48	510	585
California State Municipal Finance Authority Senior Lien Revenue Bonds (AMT), LINXS APM Project,
5.00%, 12/31/43	5,000	5,941
California State Municipal Finance Authority Special Facility Revenue Bonds (AMT), United Airlines, Inc., Project,
4.00%, 7/15/29	3,000	3,438
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A, Claremont Collegiate Project,
5.00%, 7/1/52(1)	1,000	1,113
California State Pollution Control Financing Authority Solid Waste Disposal Subordinate Green Revenue Bonds (AMT), Calplant I Project,
7.50%, 12/1/39(6)	3,000	150
California State Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds, San Diego County Water Authority,
5.00%, 11/21/45	1,000	1,187
California State School Finance Authority Charter Revenue Refunding Bonds, Aspire Public School, Prerefunded,
5.00%, 8/1/25(7)	425	493
California State School Finance Authority Charter School Revenue Bonds, Series A, Classical Academies Project,
5.00%, 10/1/50	1,000	1,177
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
California – 11.6%continued
California State School Finance Authority Charter School Revenue Refunding Bonds, Ivy Academia Project, Series A,
4.00%, 6/1/61	$1,000	$1,041
California State Various Purpose G.O. Unlimited Bonds,
4.00%, 10/1/34	2,500	3,085
CMFA Special Finance Agency Essential Housing Revenue Bonds, Series A-1, Latitude33,
3.00%, 12/1/56	1,000	896
CSCDA College Housing Revenue Bonds, NCCD-Hooper Street, LLC-California College,
5.25%, 7/1/49	1,700	1,801
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Altana Glendale Social Bonds,
4.00%, 10/1/56	1,000	1,038
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, City of Orange Portfolio,
4.00%, 3/1/57(1)	1,500	1,419
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Parallel-Anaheim Social Bonds,
4.00%, 8/1/56	1,000	1,033
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Renaissance at City Center, Series A,
5.00%, 7/1/51	2,250	2,415
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Series A,
5.00%, 1/1/54	1,500	1,605
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Social Bonds, Series A-2,
4.00%, 10/1/56	1,000	1,039

FIXED INCOME AND MONEY MARKET FUNDS    152    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
California – 11.6%continued
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Pasadena Project Social Bonds,
3.00%, 12/1/56	$1,000	$883
CSCDA Revenue Refunding Bonds, Series A, California Baptist University,
5.00%, 11/1/32	500	595
5.00%, 11/1/41	1,000	1,168
CSCDA Special Tax Revenue Bonds, Community Facilities District No. 2016-02 Delta Coves,
4.00%, 9/1/50	1,000	1,132
CSCDA Special TRB, Improvement Area No. 1,
4.00%, 9/1/51	1,000	1,123
CSCDA Statewide Revenue Special Assessment Bonds,
4.00%, 9/2/50	500	566
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	750	874
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding Bonds, Series A-1, Prerefunded,
5.00%, 6/1/22(7)	915	933
Golden State Tobacco Securitization Corp. Tobacco Settlement Taxable Revenue Refunding Bonds,
1.40%, 6/1/25	875	871
Metropolitan Water District of Southern California Revenue Bonds, Series A,
5.00%, 10/1/51	3,000	3,906
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series C,
5.00%, 7/1/38	5,000	6,540
Ontario Special Tax Bonds, Tevelde Facilities,
4.00%, 9/1/51	1,000	1,131
River Islands Public Financing Authority Special Tax Bonds, Community Facilities District No. 2021-1,
4.00%, 9/1/51	1,000	1,069
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
California – 11.6%continued
River Islands Public Financing Authority Special Tax Refunding Bonds, Phase 2 Public Improvement,
4.00%, 9/1/51	$1,000	$1,109
Roseville Special Tax Bonds, The Ranch at Sierra Vista Community,
4.00%, 9/1/51	1,500	1,669
Roseville Special Tax Bonds, The Ranch At Sierra Vista Community Facilities District No. 1 (Public Facilities),
4.00%, 9/1/50	150	167
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/49	4,000	4,894
San Francisco City & County Community Facilities District 2016-1 Special Tax Bonds, Series 2021,
4.00%, 9/1/51	1,000	1,121
San Francisco City & County G.O. Unlimited Bonds, Series 2020, Health and Recovery,
4.00%, 6/15/46	5,000	5,851
San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds,
4.00%, 9/1/51	695	790
Santa Paula Special Tax Bonds, Harvest Community Facilities District No. 1 Improvement,
4.00%, 9/1/50	1,000	1,116
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities,
5.00%, 6/1/48	1,500	1,847
Whittier Union High School District G.O. Unlimited Bonds, Series A,
3.00%, 8/1/46	3,855	4,128
		95,980
Colorado – 4.5%
Brighton Crossing Metropolitan District No. 6 G.O. Limited Bonds, Series A,
5.00%, 12/1/50	1,000	1,089

NORTHERN FUNDS QUARTERLY REPORT     153    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Colorado – 4.5%continued
Canyon Pines Metropolitan District Special Improvement District No.1 Revenue Special Assessment Bonds,
3.75%, 12/1/40	$1,000	$971
Cascade Ridge Metropolitan District G.O. Limited Bonds,
5.00%, 12/1/51	1,205	1,210
Chambers Highpoint Metropolitan District No. 2 G.O. Limited Bonds,
5.00%, 12/1/51	500	523
Cielo Metropolitan District G.O. Limited Bonds,
5.25%, 12/1/50	1,000	1,047
Clear Creek Transit Metropolitan District No.2 G.O. Limited Bonds, Series A,
5.00%, 12/1/50	570	619
Colorado Educational & Cultural Authority Revenue Bonds, Aspen View Academy Project,
4.00%, 5/1/61	500	546
Colorado Educational & Cultural Authority Revenue Bonds, Science Technology Engineering & Math System,
4.00%, 10/1/61	750	788
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Science Technology English & Math,
5.00%, 11/1/54	1,500	1,618
Colorado Health Facilities Authority Hospital Revenue and Improvement Refunding Bonds, Christian Living Neighborhoods,
4.00%, 1/1/42	1,000	1,093
Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane,
5.00%, 12/31/56	2,000	2,244
Colorado Springs Utilities Revenue Refunding Bonds, Series A,
4.00%, 11/15/50	2,500	2,965
Colorado State Health Facilities Authority Hospital Revenue Bonds, Series A, Aberdeen Ridge,
5.00%, 5/15/58	1,500	1,561
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Colorado – 4.5%continued
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/44	$5,000	$6,140
Legato Community Authority Limited Tax Supported Revenue Bonds, Senior Series A-1,
5.00%, 12/1/51	750	809
Nine Mile Metropolitan District Revenue Bonds,
5.13%, 12/1/40	1,000	1,104
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Revenue Refunding Bonds, Series A,
5.00%, 12/15/41	3,000	3,255
Silver Peaks Metropolitan District No. 3 Senior Lien G.O. Limited Bonds, Series A,
5.00%, 12/1/50	500	539
STC Metropolitan District No. 2 Revenue G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/38	1,000	1,091
Transport Metropolitan District No. 3 MDD G.O. Limited Bonds, Series 2021-A-1,
5.00%, 12/1/51	1,500	1,657
Tree Farm Metropolitan District G.O. Limited Bonds,
4.50%, 12/1/41(1)	1,500	1,520
Westerly Metropolitan District No. 4 Senior G.O. Limited Bonds, Series A,
5.00%, 12/1/50	1,000	1,086
Windler Public Improvement Authority Limited Tax Supported Revenue Bonds, Series A-1,
4.13%, 12/1/51	3,500	3,497
		36,972
Connecticut – 0.5%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Mclean Issue,
5.00%, 1/1/55	500	551

FIXED INCOME AND MONEY MARKET FUNDS    154    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Connecticut – 0.5%continued
Hamden Revenue Refunding Bonds, Whitney Center Project,
5.00%, 1/1/50	$1,000	$1,073
Steel Point Infrastructure Improvement District Special Obligation Revenue Tax Allocation Bonds, Steelpointe Harbor Project,
4.00%, 4/1/51	1,200	1,256
West Hartford Connecticut G.O. Unlimited Taxable Bonds, Series B,
1.40%, 7/1/27	1,000	989
		3,869
District of Columbia – 0.6%
District of Columbia Revenue Bonds,
5.00%, 7/1/49	2,550	3,036
District of Columbia Revenue Bonds, Latin American Montessori Bilingual Public Charter School Issue,
5.00%, 6/1/50	1,000	1,169
District of Columbia Rocketship DC Obligated Group Revenue Bonds,
5.00%, 6/1/61	500	578
		4,783
Florida – 7.2%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics,
4.00%, 12/1/49	2,000	2,286
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	2,420	2,429
Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Liza Jackson Preparatory School,
5.00%, 8/1/55	1,000	1,191
Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Lutz Preparatory School Inc., Project,
4.00%, 6/1/51	400	446
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Florida – 7.2%continued
Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Pepin Academies, Inc., Project,
5.75%, 7/1/55(1)	$1,000	$1,089
Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Team Success A School of Excellence,
5.00%, 6/1/55	2,000	2,182
Capital Trust Agency Educational Facilities Revenue Bonds, Academir Charter Schools, Inc. Project,
4.00%, 7/1/51	750	811
Capital Trust Agency Educational Facilities Revenue Bonds, New Springs, Inc., Project,
4.75%, 6/1/56	1,500	1,501
Capital Trust Agency Educational Facilities Revenue Bonds, Tallahassee Classical School,
4.25%, 7/1/51	2,500	2,500
Capital Trust Agency Revenue Bonds, Sustainability Bonds,
4.00%, 6/15/41	1,510	1,555
4.00%, 6/15/51	2,000	2,043
Capital Trust Agency Student Housing Revenue Bonds, University Bridge, LLC Student Housing Project,
5.25%, 12/1/43	3,000	3,453
Charlotte County IDA Utility System Revenue Bonds (AMT), Town & Country Utilities Project,
4.00%, 10/1/51	1,000	1,073
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,390
Florida Development Finance Corp. Surface Transportation Facilities Revenue Refunding Bonds (AMT), Virgin Trains U.S.A. Pass,
6.38%, 1/1/26(3) (4) (5)	4,000	4,093

NORTHERN FUNDS QUARTERLY REPORT     155    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Florida – 7.2%continued
Florida State Development Finance Corp. Educational Facilities Revenue Bonds, 2017 Foundation for Global Understanding, Inc. Project,
4.00%, 7/1/51	$750	$797
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Pepin Academics of Pasco County, Inc., Project,
5.00%, 1/1/50(1)	1,000	1,077
Florida State Development Finance Corp. Educational Facility Revenue Refunding Bonds, Renaissance Charter School,
5.00%, 9/15/50	1,500	1,654
Florida State Development Finance Corp. Senior Living Revenue Refunding Bonds, Glenridge on Palmer Ranch,
5.00%, 6/1/51	2,000	2,275
Florida State Development Finance Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Pro U.S.A., Inc., Project,
5.00%, 5/1/29	1,500	1,589
Florida State Development Finance Corp., Revenue Bonds, Educational Facilities River City Science Academy Projects,
4.00%, 7/1/55	500	540
Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Ringling College Project,
5.00%, 3/1/42	2,000	2,325
Lake County Retirement Facility Revenue Refunding Bonds, Lakeside at Waterman Village Project,
5.75%, 8/15/55	1,000	1,126
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida Revenue Bonds,
4.00%, 11/15/51	2,000	2,318
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-1 (AGM Insured) (AMT),
4.00%, 10/1/45	1,175	1,385
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Florida – 7.2%continued
Ocean Highway & Port Authority Florida Port Facilities Revenue Bonds (AMT), Worldwide Terminals Fenandina Project,
5.50%, 12/1/49(1)	$1,500	$1,526
Palm Beach County Health Facilities Authority Hospital Revenue Bonds, Baptist Health South Florida,
4.00%, 8/15/49	1,500	1,726
Palm Beach County Revenue Bonds, Palm Beach Atlantic University,
5.00%, 4/1/39(1)	1,750	2,004
Palm Beach County Revenue Bonds, Series A, Lynn University Housing Project,
5.00%, 6/1/57	1,500	1,764
Pinellas County IDA Revenue Bonds, 2017 Foundation for Global Understanding Project,
5.00%, 7/1/39	4,000	4,638
Saint Johns County IDA Senior Living Revenue Refunding Bonds, Series A, Vicar's Landing Project,
4.00%, 12/15/50	500	542
Seminole County IDA Educational Facilities Revenue Bonds, Galileo Schools for Gifted Learning,
4.00%, 6/15/51(1)	665	737
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10(6)	143	85
Venice Retirement Community Revenue Improvement Bonds, Village on the Isle Project,
5.00%, 1/1/47	1,000	1,111
Village Community Development District No. 13 Special Assessment Revenue Bonds,
3.50%, 5/1/51(1)	995	1,036
		59,297
Georgia – 2.4%
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center,
6.75%, 1/1/35	3,000	2,180

FIXED INCOME AND MONEY MARKET FUNDS    156    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Georgia – 2.4%continued
Burke County Development Authority Variable PCR Refunding Bonds, Georgia Transmission Corp.,
2.75%, 1/1/52(8)	$1,215	$1,232
Gainesville & Hall County Hospital Authority Revenue Anticipation Certificates, Northeast Georgia Health System, Inc. Project,
4.00%, 2/15/51	5,000	5,780
La Grange Development Authority Revenue Refunding Bonds, La Grange College Project,
5.00%, 10/15/52	2,000	2,073
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series C,
4.00%, 12/1/28(3) (4) (5)	1,000	1,174
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/49	4,000	5,990
White County Development Authority Revenue Bonds, Truett McConnell University Project,
5.25%, 10/1/49	1,500	1,582
		20,011
Guam – 0.3%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F,
4.00%, 1/1/42	1,000	1,127
Guam Government Department of Education Revenue Refunding COPS, John F. Kennedy High School Refunding & Energy Efficiency Project,
5.00%, 2/1/40	1,000	1,140
		2,267
Idaho – 0.2%
Spring Valley Community Infrastructure District No. 1 Special Assessment Bonds,
3.75%, 9/1/51(1)	1,250	1,256
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Illinois – 4.9%
Belleville Tax Increment & Sales Tax Allocation Revenue Refunding Bonds, Carlyle/Green Mount Redevelopment,
3.75%, 7/1/41	$1,000	$1,019
Chicago O'Hare International Airport Revenue Senior Lien General Revenue Bonds, Series B,
5.00%, 1/1/48	5,000	6,082
Chicago Waterworks Second Lien Revenue Bonds,
5.00%, 11/1/29	2,500	2,961
Illinois Finance Authority Revenue Refunding Bonds, Plymouth Place, Inc.,
5.00%, 5/15/51	410	475
5.00%, 5/15/56	440	507
Illinois State Finance Authority Health Services Facilities Lease Revenue Bonds, University of Illinois Health Services,
4.00%, 10/1/50	1,480	1,672
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
5.00%, 1/1/44	5,000	5,961
Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg,
5.13%, 2/15/45	1,500	1,144
Illinois State Finance Authority Revenue Refunding Bonds, Illinois Institute of Technology,
5.00%, 9/1/40	2,000	2,435
Illinois State Finance Authority Revenue Refunding Bonds, OSF Healthcare System,
3.00%, 5/15/50	500	523
Illinois State Finance Authority Revenue Refunding Bonds, Rosalind Franklin University,
5.00%, 8/1/42	1,100	1,278

NORTHERN FUNDS QUARTERLY REPORT     157    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Illinois – 4.9%continued
Illinois State Finance Authority Student Housing & Academic Facilities Revenue Bonds, CHF - Chicago, LLC - University of Illinois at Chicago Project,
5.00%, 2/15/47	$5,000	$5,679
Illinois State G.O. Unlimited Bonds,
5.50%, 5/1/30	1,000	1,308
Illinois State G.O. Unlimited Refunding Bonds,
5.00%, 2/1/29	1,000	1,182
Illinois State Housing Development Authority Revenue Bonds, Series A (FHLMC, FNMA, GNMA Insured),
4.13%, 10/1/38	1,055	1,173
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/44	3,000	3,722
Lincolnwood Tax Increment Allocation COPS, Series A, District 1860 Development Project,
4.82%, 1/1/41(1)	2,000	2,008
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
5.00%, 6/15/30	500	623
Upper Illinois River Valley Development Authority Revenue Refunding Bonds, Prairie Crossing Charter,
5.00%, 1/1/45	250	264
5.00%, 1/1/55(1)	625	656
		40,672
Indiana – 1.8%
Finance Authority Educational Facilities Revenue Bonds, Seven Oaks Classical School Project,
5.00%, 6/1/51	520	571
5.00%, 6/1/56	455	498
Goshen MFH Revenue Bonds, Green Oaks of Goshen Project, Housing Choice Voucher Program (Housing & Urban Development Sector 8 Program),
5.00%, 8/1/41(1)	1,000	995
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Indiana – 1.8%continued
Housing & Community Development Authority Multifamily Revenue Bonds, Series A, Vita of Marion Project,
5.25%, 4/1/41	$1,000	$1,052
Indiana State Finance Authority Exempt Facilities Revenue Bonds (AMT), Res Polyflow Indiana, Green Bonds,
7.00%, 3/1/39	4,000	3,599
Indiana State Finance Authority Revenue Bonds, Kipp Indianapolis Inc., Project,
5.00%, 7/1/55	510	571
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
5.00%, 10/1/41	4,625	6,089
Valparaiso MFH Revenue Bonds, Green Oaks of Valparaiso Project,
5.38%, 12/1/41	1,500	1,500
		14,875
Iowa – 1.2%
Iowa State Finance Authority Revenue Bonds, Series A, Lifespace Communities,
5.00%, 5/15/48	4,000	4,525
Iowa State Finance Authority Revenue Refunding Bonds, Lifespace Communities Inc.,
4.00%, 5/15/53	1,000	1,078
Iowa State Finance Authority Senior Living Facilities Revenue Refunding Bonds, Sunrise Retirement Community Project,
5.00%, 9/1/51	1,000	1,063
Tobacco Settlement Authority Tobacco Settlement Revenue Refunding Bonds, Series A-2 Class 1,
4.00%, 6/1/38	1,000	1,188
4.00%, 6/1/39	1,000	1,185
4.00%, 6/1/40	1,000	1,182
		10,221

FIXED INCOME AND MONEY MARKET FUNDS    158    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Kansas – 0.4%
Prairie Village Special Obligation Tax Increment Revenue Refunding Tax Allocation Bonds, Meadowbrook TIF Project,
3.13%, 4/1/36	$800	$797
Shawnee Education Facilities Revenue Bonds, Maranatha Christian Academy Project, Series A,
5.00%, 8/1/56(1)	2,000	2,103
		2,900
Kentucky – 0.9%
Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Downtown Crossing Project (AGM Insured),
4.00%, 7/1/49	2,380	2,797
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health,
5.25%, 6/1/50	2,500	2,792
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Owensboro Health, Inc.,
5.00%, 6/1/45	1,500	1,750
		7,339
Louisiana – 1.5%
Calcasieu Parish Memorial Hospital Service District Revenue Refunding Bonds, Lake Charles Memorial Hospital Project,
5.00%, 12/1/34	2,000	2,421
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	2,000	2,040
Louisiana Public Facilities Authority Revenue Bonds, BBR Schools-Materra Campus Project,
4.00%, 6/1/51(1)	2,000	2,056
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.00%, 5/15/46	1,000	1,181
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Louisiana – 1.5%continued
4.00%, 5/15/49	$1,000	$1,153
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded,
5.00%, 5/15/26(7)	50	59
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Jefferson Parish Gomesa Project,
4.00%, 11/1/44	1,000	1,081
Saint James Parish Revenue Bonds, Series 2, Nustar Logistics L.P. Project,
6.35%, 7/1/40	1,000	1,318
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.38%, 7/1/26(3) (4) (5)	1,000	1,052
		12,361
Maine – 0.6%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center, Prerefunded,
5.00%, 7/1/23(7)	5,000	5,350
Maryland – 2.0%
Baltimore Senior Lien Special Obligation Tax Allocation Refunding Bonds, Harbor Point Project,
3.63%, 6/1/46	1,750	1,822
Frederick County Subordinate Special Tax Obligation Revenue Bonds, Series C,
4.00%, 7/1/50	1,000	1,124
Maryland Economic Development Corp. Senior Student Housing Revenue Bonds, Morgan State University Project,
5.00%, 7/1/56	250	299
Maryland Economic Development Corp. Special Obligation Tax Allocation, Port Covington Project,
4.00%, 9/1/50	500	565

NORTHERN FUNDS QUARTERLY REPORT     159    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Maryland – 2.0%continued
Maryland State Department of Transportation Baltimore Washington International Revenue Bonds (AMT),
5.00%, 8/1/46	$1,500	$1,901
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare,
6.25%, 1/1/31	1,550	1,550
6.13%, 1/1/36	2,000	2,000
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Adventist Healthcare,
4.00%, 1/1/38	300	351
Maryland Transportation Authority Revenue Refunding Bonds, Series A,
5.00%, 7/1/51	5,000	6,492
		16,104
Massachusetts – 3.2%
Lowell Massachusetts Collegiate Charter Revenue Bonds,
5.00%, 6/15/49	1,250	1,345
Massachusetts State Clean Water Trust Sustainability Revenue Bonds, Series 23B,
5.00%, 2/1/38	5,000	6,584
Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing,
5.00%, 10/1/41	5,000	5,586
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series S, Milford Regional Medical Center,
5.00%, 7/15/46	150	182
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/32	1,000	1,185
Massachusetts State School Building Authority Sales TRB, Series A, Social Bonds,
3.00%, 8/15/50	5,000	5,334
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Massachusetts – 3.2%continued
Massachusetts State Transportation Fund Revenue Refunding Bonds, Commonwealth Transportation,
5.00%, 6/1/43	$5,000	$6,554
		26,770
Michigan – 4.4%
Detroit G.O. Unlimited Bonds, Series A, Social Bonds,
5.00%, 4/1/50	1,000	1,218
Grand Rapids Charter Township Revenue Refunding Bonds, Porter Hills Presbyterian,
5.00%, 5/15/44	1,000	1,153
Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
2.00%, 5/1/41	1,285	1,230
Kalamazoo County G.O. Limited Bonds,
2.13%, 5/1/42	1,000	977
Michigan Mathematics & Science Initiative Revenue Refunding Bonds,
4.00%, 1/1/51	1,000	1,095
Michigan State Finance Authority Ltd. Obligation Revenue Refunding Bonds, Kettering University Project,
4.00%, 9/1/50	650	734
Michigan State Finance Authority Revenue Refunding Bonds, Senior Series B-1, Class 2,
5.00%, 6/1/49	1,000	1,204
Michigan State Finance Authority Revenue Refunding Bonds, Series A,
3.00%, 12/1/49	2,000	2,125
Michigan State Finance Authority Revenue Refunding Bonds, Local Government Loan Program,
5.00%, 7/1/30	2,000	2,218
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bonds, Recycle,
4.00%, 10/1/26(3) (4) (5)	500	557
Michigan State Strategic Fund Ltd. Obligation Revenue Bonds (AMT), I-75 Improvement Project,
5.00%, 6/30/48	5,000	5,952

FIXED INCOME AND MONEY MARKET FUNDS    160    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Michigan – 4.4%continued
Michigan State Strategic Fund Ltd. Obligation Revenue Bonds, Holland Home,
5.00%, 11/15/42	$2,500	$2,806
Michigan State Strategic Fund Ltd. Obligation Taxable Revenue Bonds, Flint Water Advocacy,
1.88%, 9/1/29	2,000	1,938
Michigan State Trunk Line Fund Revenue Bonds,
4.00%, 11/15/44	6,000	7,242
Tipton Academy Public School Academy Revenue Bonds,
4.00%, 6/1/51	1,000	1,008
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	4,355	5,025
		36,482
Minnesota – 0.7%
Apple Valley Senior Housing Revenue Bonds, Orchard Path Phase II Project,
4.00%, 9/1/61	500	524
Duluth Economic Development Authority Health Care Facilities Revenue Refunding Bonds, St. Luke's Hospital of Duluth,
3.00%, 6/15/44	300	311
Duluth Economic Development Authority Revenue Refunding Bonds, Benedictine Health System,
4.00%, 7/1/41	550	590
Minneapolis Charter School Lease Revenue Bonds, Series A, Kipp North Star Project,
5.75%, 7/1/55	1,000	1,162
Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue Refunding Bonds, Hmong College Preparatory Academy Project,
5.00%, 9/1/55	1,000	1,160
Wayzata Senior Housing Revenue Refunding Bonds, Folkestone Senior Living Community,
5.00%, 8/1/54	1,500	1,600
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Minnesota – 0.7%continued
Woodbury Charter School Lease Revenue Bonds, Woodbury Leadership Project,
4.00%, 7/1/51	$660	$716
		6,063
Mississippi – 0.2%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc. Project,
2.38%, 6/1/44	1,000	962
Tunica County Urban Renewal Revenue Refunding Bonds, Utility Districts Project,
6.00%, 10/1/40	1,000	1,056
		2,018
Missouri – 1.0%
Cape Girardeau County Industrial Development Authority Health Care Facilities Revenue Bonds, Southeasthealth,
4.00%, 3/1/46	650	735
Joplin IDA Sales TRB, 32nd Street Place Community Improvement District,
4.25%, 11/1/50	1,000	1,011
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Bethesda Health Group, Inc.,
4.00%, 8/1/41	410	478
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Wright Memorial Hospital,
5.00%, 9/1/32	1,145	1,403
5.00%, 9/1/34	1,315	1,606
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C, Lutheran Senior Services Project,
4.00%, 2/1/48	2,000	2,233

NORTHERN FUNDS QUARTERLY REPORT     161    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Missouri – 1.0%continued
Plaza At Noah's Ark Community Improvement District Tax Increment & Improvement District Revenue Refunding Bonds,
3.00%, 5/1/30	$500	$507
3.13%, 5/1/35	400	402
		8,375
Nebraska – 0.4%
Central Plains Energy Project Gas Project Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 9/1/42	2,000	2,926
Nevada – 0.2%
Las Vegas Special Improvement District No. 616 and Special Improvement District No. 81 Special Assessment Bonds,
3.13%, 6/1/51	500	504
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds,
4.00%, 6/1/49	550	593
Las Vegas Special Improvement District No. 815 Special Assessment Bonds,
5.00%, 12/1/49	250	290
		1,387
New Hampshire – 0.1%
National Finance Authority Revenue Refunding Bonds, Series B (AMT), Green Bonds,
3.75%, 7/2/40(1) (3) (4) (5)	600	631
New Jersey – 2.4%
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC,
5.00%, 1/1/48	1,000	1,031
New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
4.00%, 6/15/49	2,250	2,550
New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc., Project,
5.63%, 11/15/30	2,000	2,194
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
New Jersey – 2.4%continued
New Jersey State Educational Facilities Authority Revenue Bonds, Series A, Green Bonds,
3.00%, 7/1/50	$750	$782
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A,
6/15/42(9)	1,000	1,153
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA,
4.00%, 6/15/50	500	571
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,
5.00%, 6/15/45	2,250	2,538
South Jersey Transportation Authority Transportation System Revenue Bonds, Series A,
4.00%, 11/1/50	500	568
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/46	7,070	8,302
		19,689
New Mexico – 0.7%
Farmington PCR Refunding Bonds, Public Service Company of New Mexico San Juan,
1.15%, 6/1/24(3) (4) (5)	1,000	1,014
Los Ranchos de Albuquerque Educational Facilities Revenue Refunding Bonds, Albuquerque Academy Project,
4.00%, 9/1/40	1,000	1,152
New Mexico Hospital Equipment Loan Council First Mortgage Revenue Bonds, La Vida Expansion Project,
5.00%, 7/1/49	3,000	3,287
		5,453
New York – 4.4%
Build New York City Resource Corp. Revenue Bonds, Seton Education Partners-Brill,
4.00%, 11/1/51	505	561

FIXED INCOME AND MONEY MARKET FUNDS    162    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
New York – 4.4%continued
Build NYC Resource Corp. Revenue Bonds, New Dawn Charter Schools Project,
5.75%, 2/1/49	$1,000	$1,084
Dutchess County Local Development Corp. Revenue Refunding Bonds, Series A, Bard College Project,
5.00%, 7/1/51	1,000	1,190
Dutchess County Local Development Corp. Revenue Refunding Bonds, The Culinary Institute of America Project,
4.00%, 7/1/39	100	116
4.00%, 7/1/40	100	115
Metropolitan Transportation Authority Revenue Bonds, Series C-1, Green Bonds,
5.00%, 11/15/50	1,000	1,214
Metropolitan Transportation Authority Revenue Refunding Bonds, Climate Bond Certified,
4.00%, 11/15/45	1,000	1,142
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B-1,
4.00%, 8/1/48	2,400	2,843
New York G.O. Unlimited Bonds, Series A-1,
3.00%, 8/1/50	2,000	2,125
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminals,
5.00%, 1/1/34	5,000	5,984
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment,
5.00%, 7/1/46	5,000	5,488
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), John F. Kennedy International Airport,
5.25%, 8/1/31	940	1,122
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
New York – 4.4%continued
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
4.00%, 12/1/41	$1,250	$1,444
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 3/15/50	4,195	5,315
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc.,
3.00%, 8/1/31	500	544
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 220 (AMT),
4.00%, 11/1/59	1,500	1,721
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT),
4.00%, 7/15/60	2,000	2,270
Western Regional Off-Track Betting Corp. Revenue Refunding Bonds,
4.13%, 12/1/41(1)	500	507
Yonkers Economic Development Corp. Educational Revenue Bonds, Charter School Educational Excellence Project,
5.00%, 10/15/49	1,155	1,330
		36,115
North Carolina – 0.7%
Charlotte Airport Revenue Refunding Bonds, Series B (AMT),
3.00%, 7/1/46	3,000	3,197
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers,
5.00%, 7/1/49	600	668
North Carolina Turnpike Authority Triangle Expressway System Revenue BANS,
5.00%, 1/1/49	1,500	1,824
		5,689

NORTHERN FUNDS QUARTERLY REPORT     163    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
North Dakota – 0.1%
Grand Forks Health Care System Revenue Refunding Bonds, Altru Health System,
4.00%, 12/1/51	$1,000	$1,151
Ohio – 2.3%
Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Series B-2, Senior Class 2,
5.00%, 6/1/55	5,000	5,806
Cleveland-Cuyahoga County Port Authority Tax Increment Financing Subordinate Tax Allocation Revenue Refunding Bonds, Flats East Bank Project,
4.50%, 12/1/55	1,000	1,063
Franklin County Health Care Facilities Revenue Refunding Bonds, Wesley Communities Obligated Group Project,
5.25%, 11/15/55	1,000	1,127
Jefferson County Port Authority Economic Development Revenue Bonds (AMT), JSW Steel U.S.A., Ohio Inc., Project,
3.50%, 12/1/51	1,000	1,018
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc.,
5.13%, 12/1/49	1,000	1,088
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
3.00%, 12/1/40	475	494
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT),
5.00%, 7/1/49(1)	2,000	2,338
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,
4.50%, 1/15/48	2,000	2,310
Ohio State Higher Educational Facility Revenue Refunding Bonds, Judson Obligated Group,
5.00%, 12/1/50	1,000	1,154
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Ohio – 2.3%continued
Port of Greater Cincinnati Development Authority Revenue Bonds,
4.25%, 12/1/50	$2,190	$2,223
		18,621
Oklahoma – 1.7%
Norman Regional Hospital Authority Revenue Bonds, Norman Regional Hospital Authority,
4.00%, 9/1/45	5,000	5,622
Oklahoma Agricultural & Mechanical Colleges University Taxable Revenue Refunding Bonds, Series B,
1.76%, 9/1/28	1,325	1,319
Oklahoma State Development Finance Authority Revenue Refunding Bonds (AMT), Gilcrease Expressway West Project,
1.63%, 7/6/23	5,000	5,024
Oklahoma State Development Finance Authority Revenue Refunding Bonds, Oklahoma City University Project,
5.00%, 8/1/49	2,000	2,332
		14,297
Oregon – 0.8%
University of Oregon General Revenue Bonds, Series A,
5.00%, 4/1/50	5,000	6,300
Pennsylvania – 3.3%
Allegheny County IDA Revenue Bonds, Penn Hills Charter Social Bonds,
4.00%, 6/15/51	1,000	1,068
Berks County Municipal Authority University Revenue Bonds, Alvernia University Project,
5.00%, 10/1/49	1,000	1,112
Franklin County IDA Revenue Bonds, Menno-Haven, Inc., Project,
5.00%, 12/1/54	1,000	1,087
Lancaster County Hospital Authority Revenue Refunding Bonds, Saint Anne's Retirement Community Inc., Project,
5.00%, 3/1/40	500	566
5.00%, 3/1/50	500	561

FIXED INCOME AND MONEY MARKET FUNDS    164    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Pennsylvania – 3.3%continued
Lehigh County Industrial Development Authority Charter School Revenue Bonds, Seven Generations Project,
4.00%, 5/1/51	$1,000	$1,063
Mercer County IDA College Revenue Refunding Bonds, Thiel College Project,
6.13%, 10/1/50	990	1,100
Northampton County IDA Revenue Refunding Bonds, Morningstar Senior,
5.00%, 11/1/49	1,000	1,125
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series A-1,
5.00%, 12/1/46	3,000	3,498
Philadelphia Authority for Industrial Development Charter School Revenue Bonds, Philadelphia Electrical & Technology Charter High School,
4.00%, 6/1/51	800	865
4.00%, 6/1/56	850	915
Philadelphia Authority For Industrial Development Revenue Bonds, Alliance for Progress Charter,
5.00%, 6/15/39	920	1,003
5.00%, 6/15/49	1,385	1,497
Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds,
5.00%, 3/15/45	3,000	3,264
Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds, Independence Charter School West Project,
5.00%, 6/15/50	1,350	1,467
Philadelphia Water & Wastewater Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/24(7)	4,000	4,456
Westmoreland County IDA Revenue Refunding Bonds, Redstone Presbyterian Senior Care,
4.00%, 5/15/47	2,000	2,132
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Pennsylvania – 3.3%continued
Wilkes-Barre Finance Authority Revenue Refunding Bonds, Wilkes University Project,
4.00%, 3/1/42	$500	$548
		27,327
Puerto Rico – 0.4%
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1,
4.75%, 7/1/53	3,000	3,428
Rhode Island – 0.9%
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/40	7,000	7,767
South Carolina – 0.8%
Berkeley County Assessment Revenue Special Assessment Bonds, Nexton Improvement District,
4.38%, 11/1/49	1,000	1,111
Hardeeville Assessment Revenue Special Assessment Bonds,
4.00%, 5/1/52	1,000	996
South Carolina EDA Educational Facilities Revenue Refunding Bonds, Green Charter Schools,
4.00%, 6/1/56(1)	1,065	1,118
South Carolina State Jobs EDA Educational Facilities Revenue Bonds, Series A, Virtus Academy Project,
5.00%, 6/15/51(1)	500	517
5.00%, 6/15/56(1)	500	514
South Carolina State Jobs-EDA Economic Development Revenue Bonds, Hilton Head Christian Academy,
5.00%, 1/1/55	1,500	1,603
South Carolina State Jobs-EDA Economic Development Revenue Bonds, Series 2019A, Bishop Gadsden Episcopal Retirement Community,
5.00%, 4/1/54	1,000	1,129
		6,988

NORTHERN FUNDS QUARTERLY REPORT     165    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Tennessee – 0.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Trevecca Nazarene University Project,
4.00%, 10/1/51	$1,000	$1,095
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Belmont University,
4.00%, 5/1/51	1,500	1,747
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
5.00%, 10/1/37	375	459
4.00%, 10/1/49	1,000	1,118
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University,
5.00%, 10/1/48	1,115	1,328
		5,747
Texas – 6.5%
Arlington Higher Education Finance Corp. Revenue Bonds, Basis Texas Charter Schools, Inc.,
4.00%, 6/15/50	1,000	1,018
Arlington Higher Education Finance Corp. Revenue Bonds, Newman International Academy,
5.00%, 8/15/51	500	539
Arlington Higher Education Finance Corp. Revenue Refunding Bonds, Series A,
4.00%, 8/15/46	500	536
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier,
5.00%, 1/1/34	1,000	1,117
Baytown Municipal Development District Revenue Bonds, First Line Hotel,
4.00%, 10/1/50	1,000	1,088
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Texas – 6.5%continued
Baytown Municipal Development District Revenue Bonds, Second Line Hotel,
5.00%, 10/1/50	$500	$543
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,
5.00%, 12/1/40	1,500	1,615
5.00%, 12/1/45	2,000	2,142
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Revenue Bonds (AMT), Gladieux Metals Recycling,
7.00%, 3/1/39	300	332
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Subordinate Revenue Bonds (AMT), Gladieux Metals Recycling,
8.50%, 3/1/39	2,000	2,092
Central Texas Regional Mobility Authority Revenue Bonds, Series B,
4.00%, 1/1/51	650	751
Conroe Local Government Corp. Hotel Revenue Bonds, Conroe Convention Center Hotel,
4.00%, 10/1/50	500	552
5.00%, 10/1/50(1)	1,000	1,099
Edinburg Economic Development Corp. Sales TRB, Series A,
3.38%, 8/15/46	355	349
Houston Airport System Revenue Bonds (AMT), United Airlines, Inc. Terminal,
4.00%, 7/15/41	1,000	1,071
Houston Higher Education Finance Corp. University Revenue Bonds, Houston Baptist University Project,
4.00%, 10/1/51	500	551
Mission Economic Development Corp. Senior Lien Revenue Refunding Bonds (AMT), Natgasoline,
4.63%, 10/1/31	2,000	2,103
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Bonds, Morningside Ministries Project,
5.00%, 1/1/55	1,000	1,098

FIXED INCOME AND MONEY MARKET FUNDS    166    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Texas – 6.5%continued
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Bonds, Presbyterian Village North Project,
5.25%, 10/1/55	$1,000	$1,105
New Hope Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Jubilee Academic Center,
4.00%, 8/15/56	2,000	2,192
New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue Refunding Bonds, Wichita Falls Retirement Foundation,
4.00%, 1/1/41	1,270	1,369
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, CHF-Collegiate Housing San Antonio, Prerefunded,
5.00%, 4/1/26(7)	3,000	3,533
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, Series A, Blinn College Project,
5.00%, 7/1/57	1,000	1,126
Newark Higher Education Finance Corp. Education Revenue Bonds, Series A, TLC Academy,
4.00%, 8/15/51	1,095	1,161
4.00%, 8/15/56	1,130	1,190
North Texas Tollway Authority Revenue Bonds, Series B,
3.00%, 1/1/51	1,825	1,915
San Antonio Education Facilities Corp. Revenue Bonds, Series A, Hallmark University Project,
5.00%, 10/1/51	750	803
San Antonio Electric & Gas Junior Lien Revenue Bonds, Prerefunded,
5.00%, 2/1/23(7)	2,500	2,629
Tarrant County Cultural Educational Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series B, Buckner Retirement Services,
5.00%, 11/15/46	4,000	4,574
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Texas – 6.5%continued
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/32	$500	$660
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds (AMT), Segment 3C Project,
5.00%, 6/30/58	1,500	1,794
Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding Bonds, LBJ Infrastructure Group,
4.00%, 6/30/40	500	582
Texas State Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Bonds (AMT), Blueridge Transportation,
5.00%, 12/31/40	2,750	3,089
5.00%, 12/31/45	1,250	1,397
Texas Water Development Board State Revolving Funds Revenue Bonds,
4.00%, 8/1/37	5,000	6,062
		53,777
Utah – 1.3%
Black Desert Public Infrastructure District Senior G.O. Limited Bonds, Series A,
4.00%, 3/1/51	2,500	2,553
Mida Mountain Village Public Infrastructure District Special Assessment Revenue Bonds,
4.00%, 8/1/50	1,000	1,037
Mida Mountain Village Public Infrastructure District Special Assessment Revenue Bonds, Series A,
5.00%, 8/1/50	1,000	1,126
Military Installation Development Authority Tax Allocation Revenue Bonds, Series A-1,
4.00%, 6/1/52	1,000	1,002
Uipa Crossroads Public Infrastructure District Utility Tax Allocation Bonds,
4.38%, 6/1/52	2,000	2,000
Utah Infrastructure Agency Tax-Exempt Telecommunications Revenue Bonds,
4.00%, 10/15/42	1,000	1,135

NORTHERN FUNDS QUARTERLY REPORT     167    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Utah – 1.3%continued
3.00%, 10/15/45	$1,000	$1,029
Utah State Charter School Finance Authority Charter School Revenue Bonds, Mountain West Montessori Academy,
5.00%, 6/15/49	825	921
		10,803
Vermont – 0.9%
Vermont State EDA Mortgage Revenue Refunding Bonds, Wake Robin Corp. Project,
4.00%, 5/1/45	2,545	2,734
Vermont State Educational & Health Buildings Financing Agency Revenue Refunding Bonds, Middlebury College Project,
4.00%, 11/1/50	4,000	4,640
		7,374
Virginia – 1.7%
Arlington County G.O. Unlimited Bonds,
5.00%, 6/15/40	4,770	6,326
Lynchburg Economic Development Authority Hospital Revenue Refunding Bonds, Centra Health Obligated Group,
3.00%, 1/1/51	750	782
Virginia College Building Authority Educational Facilities Revenue Refunding Bonds, Regent University Project,
3.00%, 6/1/41	400	414
Virginia Small Business Financing Authority Private Activity Senior Revenue Bonds (AMT), Transform 66-P3 Project,
5.00%, 12/31/49	1,000	1,187
Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project, Green Bonds,
5.25%, 7/1/35	270	290
5.00%, 7/1/45	2,515	2,647
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Virginia – 1.7%continued
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Express Lanes LLC,
5.00%, 1/1/40	$1,000	$1,003
Virginia State Small Business Financing Authority Solid Waste Disposal Facilities Revenue Bonds (AMT), Covanta Project,
5.00%, 7/1/38(3) (4) (5)	1,000	1,043
		13,692
Washington – 2.6%
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station,
4.00%, 7/1/42	3,000	3,623
Tacoma Electric System Revenue Refunding Bonds, Green Bonds,
4.00%, 1/1/51	2,000	2,384
Washington State G.O. Unlimited Bonds, Series E,
5.00%, 6/1/43	5,550	7,264
Washington State Higher Education Facilities Authority Revenue Bonds, Whitworth University Project,
4.00%, 10/1/49	2,250	2,494
Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding Bonds, The Hearthstone Project,
5.00%, 7/1/48(1)	525	558
5.00%, 7/1/53(1)	500	531
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Series A, Spokane International Academy Project,
5.00%, 7/1/50	710	825
Washington State Housing Finance Commission Revenue Bonds, Rockwood Retirement Communities Project,
5.00%, 1/1/55	2,000	2,127
Washington State Housing Finance Commission Revenue Bonds, Series A, Transforming Age Project,
5.00%, 1/1/55	1,000	1,113

FIXED INCOME AND MONEY MARKET FUNDS    168    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Washington – 2.6%continued
Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,
3.50%, 12/20/35	$496	$575
		21,494
West Virginia – 0.6%
West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Bonds (AMT), Senior-Arch Resources,
5.00%, 7/1/25(3) (4) (5)	1,000	1,081
West Virginia State Hospital Finance Authority, Revenue Refunding Bonds, Cabell Huntington Hospital,
5.00%, 1/1/43	3,000	3,621
		4,702
Wisconsin – 3.8%
Gillett Solid Waste Disposal Revenue Bonds (AMT), North LLC Renewable,
5.50%, 12/1/32(1)	1,500	1,501
PFA Charter School Revenue Bonds, Freedom Classical Academy, Inc.,
5.00%, 1/1/56(1)	1,000	1,070
PFA Charter School Revenue Bonds, Series A, Eno River Project,
5.00%, 6/15/54(1)	1,375	1,550
PFA Education Revenue Bonds, North Carolina Leadership Academy,
5.00%, 6/15/49(1)	520	569
PFA Educational Facilities Revenue Bonds, Charter Day School, Inc., Project,
5.00%, 12/1/55	1,530	1,713
PFA Educational Facilities Revenue Bonds, Series A, Kipp Charlotte, Inc.,
5.00%, 10/15/50(1)	1,000	1,098
PFA Educational Facility Revenue Refunding Bonds, Estancia Valley Classical,
4.25%, 7/1/51(1)	1,345	1,349
PFA Healthcare Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated,
4.00%, 7/1/46	1,000	1,158
4.00%, 7/1/51	875	1,005
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Wisconsin – 3.8%continued
PFA Hospital Revenue Refunding Bonds, Series 2021A, UNC Health Southeastern,
4.00%, 2/1/51	$2,000	$2,286
PFA Retirement Facilities First Mortgage Revenue Bonds, Series A,
5.25%, 3/1/55(1)	1,000	1,142
PFA Retirement Facilities Revenue Refunding Bonds, Friend's Homes,
5.00%, 9/1/54	1,500	1,694
PFA Revenue Bonds, College Achieve Central Charter School,
5.00%, 6/15/51(1)	1,500	1,634
PFA Revenue Bonds, Texas Biomedical Research Institute,
3.00%, 6/1/48	1,000	1,024
PFA Revenue Refunding Bonds, Ultimate Medical Academy,
5.00%, 10/1/34	1,000	1,202
PFA Senior Revenue Bonds (AMT), Fargo-Moorhead Metropolitan Area Flood Risk Management Project, Green Bonds,
4.00%, 9/30/51	1,500	1,651
PFA Senior Revenue Bonds, Wonderful Foundations Charter School Portfolio Projects,
5.00%, 1/1/55	1,500	1,659
PFA Special Facility Revenue Bonds (AMT), Sky Harbour Capital LLC AV,
4.25%, 7/1/54	1,500	1,573
PFA Student Housing Revenue Bonds, NC A&T Real Estate Foundation, LLC Project,
5.00%, 6/1/49	1,000	1,174
PFA Student Housing Sustainability Revenue Bonds, University of Hawaii Foundation Project,
4.00%, 7/1/61	500	533
PFA Student Housing Taxable Sustainability Revenue Bonds, University of Hawaii Foundation Project,
5.35%, 7/1/40	600	600

NORTHERN FUNDS QUARTERLY REPORT     169    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.8%continued
Wisconsin – 3.8%continued
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Hope Christian Schools,
4.00%, 12/1/51	$850	$884
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Oakwood Lutheran Senior,
4.00%, 1/1/57	2,000	2,115
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, St. Camillus Health System,
5.00%, 11/1/54	1,000	1,107
		31,291
Wyoming – 0.4%
Campbell County Solid Waste Facilities Revenue Refunding Bonds, Basin Electric Power Cooperative,
3.63%, 7/15/39	3,000	3,227
Total Municipal Bonds
(Cost $742,920)		773,463

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 5.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(10) (11)	42,477,973	$42,478
Total Investment Companies
(Cost $42,478)		42,478

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
Metropolitan Transportation Authority Revenue Taxable GANS, Series A, 0.78%, 11/15/22	$2,000	$2,002
	Total Short-Term Investments
	(Cost $2,000)	2,002

	Total Investments – 99.4%
	(Cost $788,898)	819,481
	Other Assets less Liabilities – 0.6%	5,213
	NET ASSETS – 100.0%	$824,694

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2021, the value of this restricted illiquid security amounted to approximately $2,295,000 or 0.3% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project, 5.63%, 7/1/48	11/8/18	$1,993

(3)	Maturity date represents the puttable date.
(4)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(5)	Variable or floating rate security. Rate as of December 31, 2021 is disclosed.
(6)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(7)	Maturity date represents the prerefunded date.
(8)	Security has converted to a fixed rate as of May 3, 2021, and will continue at a fixed rate going forward.
(9)	When-Issued Security. Coupon rate is not in effect at December 31, 2021.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of December 31, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

CHF - Collegiate Housing Foundation

FIXED INCOME AND MONEY MARKET FUNDS    170    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

EDA - Economic Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GNMA - Government National Mortgage Association

IDA - Industrial Development Authority

IDB - Industrial Development Board

L.P. - Limited Partnership

LLC - Limited Liability Company

MFH - Multi-Family Housing

NCCD - National Campus and Community Development Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

Q-SBLF - Qualified School Bond Loan Fund

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	0.2%
Municipal Bonds	93.8%
Investment Companies	5.1%
Short-Term Investments	0.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds	$—	$1,538	$—	$1,538
Municipal Bonds(1)	—	773,463	—	773,463
Investment Companies	42,478	—	—	42,478
Short-Term Investments	—	2,002	—	2,002
Total Investments	$42,478	$777,003	$—	$819,481

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$45,175	$208,076	$210,773	$11	$42,478	42,477,973
NORTHERN FUNDS QUARTERLY REPORT     171    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.3%
Health Care Facilities & Services – 0.3%
Baylor Scott & White Holdings,
0.83%, 11/15/25	$3,000	$2,913
Bon Secours Mercy Health, Inc.,
3.46%, 6/1/30	500	544
Seattle Children's Hospital,
1.21%, 10/1/27	5,000	4,826
		8,283
Waste & Environment Services & Equipment – 0.0%
Nature Conservancy (The),
1.30%, 7/1/28	1,350	1,318
Total Corporate Bonds
(Cost $9,850)		9,601

MUNICIPAL BONDS – 83.1%
Alabama – 0.9%
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 12/1/31(1) (2) (3)	7,500	9,117
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/26(1) (2) (3)	4,000	4,526
South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series A, Project No. 2,
4.00%, 6/1/24(1) (2) (3)	7,500	8,041
Southeast Energy Authority Revenue Bonds, A Cooperative District Commodity Supply Project No. 2, Series B,
4.00%, 12/1/31(1) (2) (3)	5,000	6,060
		27,744
Alaska – 0.6%
Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	5,000	6,089
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital, Prerefunded,
4.00%, 6/1/25(4)	1,445	1,611
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital, Unrefunded Balance,
4.00%, 6/1/36	3,555	3,858
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Alaska – 0.6%continued
Anchorage Electric Utility Senior Lien Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 12/1/24(4)	$5,000	$5,660
		17,218
Arizona – 2.8%
Arizona Board of Regents State University System Revenue Bonds, Series B, Green Bonds,
5.00%, 7/1/42	1,000	1,181
Arizona IDA Hospital Revenue Bonds, Phoenix Children's Hospital,
5.00%, 2/1/32	1,800	2,416
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/36	315	361
4.00%, 7/1/41	800	908
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,500	1,738
Arizona State Transportation Board Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/25	10,000	11,130
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/28	12,000	13,343
Arizona State University Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/41	10,995	13,875
Chandler Excise TRB, Prerefunded,
5.00%, 7/1/23(4)	5,000	5,354
Chandler Industrial Development Authority Variable Revenue Bonds (AMT), Intel Corp.,
5.00%, 6/3/24(1) (2) (3)	1,000	1,104
La Paz County IDA Education Facility Lease Revenue Bonds, Harmony Public Schools Project,
4.00%, 2/15/41	425	480
4.00%, 2/15/46	335	377

FIXED INCOME AND MONEY MARKET FUNDS    172    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Arizona – 2.8%continued
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,
5.00%, 7/1/35	$1,775	$2,149
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/47	1,500	1,861
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	180	203
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,882
Maricopa County Special Health Care District G.O. Unlimited Bonds, Series D,
5.00%, 7/1/32	5,000	6,638
Maricopa County Unified School District No. 69 Paradise Valley School Improvement Project 2015 G.O. Unlimited Bonds, Series C,
5.00%, 7/1/26	1,500	1,789
Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,
4.00%, 7/1/44	2,000	2,318
Phoenix Civic Improvement Corp. District Convertible Revenue CABS, Series B, Civic Plaza (NATL Insured),
5.50%, 7/1/38(5)	2,500	3,693
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Refunding Bonds,
5.00%, 7/1/30	2,000	2,368
Phoenix Civic Improvement Corporation Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	2,000	2,098
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/35	5,000	5,708
		83,974
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Arkansas – 0.2%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	$4,000	$4,015
Little Rock School District G.O. Unlimited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.25%, 2/1/41	1,485	1,485
		5,500
California – 9.7%
Bay Area Toll Authority Toll Bridge Revenue Bonds, Prerefunded,
5.00%, 4/1/22(4)	1,145	1,158
Burbank Unified School District G.O. Unlimited Convertible CABS, Series A, Prerefunded,
(Step to 5.00% on 8/1/23), 0.81%, 2/1/25(4) (5)	3,500	3,706
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2) (3)	20,000	24,295
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(1) (2) (3)	10,000	11,544
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	1,938	2,232
California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,462	3,950
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	4,990	5,892
California Housing Finance Agency Municipal Social Certificates Revenue Bonds, Class A,
3.25%, 8/20/36	1,998	2,263

NORTHERN FUNDS QUARTERLY REPORT     173    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
California – 9.7%continued
California State Department of Water Resources Central Valley Project Revenue Bonds, Series BA, Water System,
5.00%, 12/1/32	$2,000	$2,580
California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AM, Prerefunded,
5.00%, 6/1/23(4)	1,000	1,067
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State G.O. Unlimited Bonds, Various Purpose,
2.50%, 3/1/50	1,500	1,508
California State G.O. Unlimited Refunding Bonds,
5.00%, 11/1/29	10,000	13,012
5.00%, 11/1/30	2,500	3,331
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 10/1/27	6,500	8,057
5.00%, 10/1/29	5,000	6,494
5.00%, 4/1/30	1,500	1,973
5.00%, 4/1/33	24,000	29,012
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars Sinai Health System,
4.00%, 8/15/48	1,500	1,774
5.00%, 8/15/51	2,000	2,569
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
4.00%, 4/1/36	2,000	2,392
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/36	6,130	7,391
5.00%, 5/15/37	3,440	4,140
California State Public Works Board Lease Revenue Refunding Bonds, Series C,
8/1/31(6)	2,560	3,264
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
California – 9.7%continued
California State Taxable G.O. Unlimited Bonds,
3.50%, 4/1/28	$6,750	$7,465
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/22	5,000	5,181
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election,
(Step to 6.63% on 8/1/26), 2.56%, 8/1/35(5)	11,850	14,973
CSCDA Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC,
5.00%, 5/15/29	1,250	1,469
CSCDA Taxable Revenue Refunding Bonds, Green Bonds,
1.46%, 2/1/28	650	640
Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A, Prerefunded,
5.00%, 8/1/23(4)	435	468
Glendale Electric Works Revenue Bonds,
5.00%, 2/1/43	5,000	5,341
Golden State Tobacco Securitization Corp. Tobacco Settlement Taxable Revenue Refunding Bonds, Series A-1,
1.96%, 6/1/25	3,605	3,626
2.16%, 6/1/26	2,000	2,010
Long Beach Harbor Revenue Bonds, Series A,
5.00%, 5/15/37	1,000	1,267
Los Angeles California Department of Airports Subordinate Revenue Bonds, Series C (AMT),
5.00%, 5/15/32	1,000	1,218
Los Angeles California Department of Water & Power System Revenue Bonds,
5.00%, 7/1/40	1,000	1,323
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, Prerefunded,
5.00%, 8/1/24(4)	11,310	12,653

FIXED INCOME AND MONEY MARKET FUNDS    174    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
California – 9.7%continued
Los Angeles County TRANS,
4.00%, 6/30/22	$10,000	$10,191
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/35	600	704
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series D (AMT),
4.00%, 5/15/46	5,000	5,916
Los Angeles Department of Airports Airport Subordinate Taxable Revenue Refunding Bonds, Subseries E,
1.43%, 5/15/27	1,050	1,032
Los Angeles Department of Airports Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/26	2,500	2,652
Los Angeles Department of Airports Senior Revenue Bonds (AMT), International Private Activity,
5.00%, 5/15/25	1,550	1,577
Los Angeles Department of Airports Subordinate Revenue Bonds, Series C (AMT),
5.00%, 5/15/35	10,000	12,116
Los Angeles Department of Water & Power System Revenue Bonds, Series D,
5.00%, 7/1/39	2,500	2,772
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (2) (3)	7,500	8,093
Palomar Community College District G.O. Unlimited Convertible CABS, Election,
(Step to 6.38% on 8/1/30), 0.46%, 8/1/45(5)	6,250	7,275
Riverside Community College District Taxable G.O. Unlimited Refunding Bonds,
1.40%, 8/1/27	1,000	986
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
California – 9.7%continued
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
4.00%, 6/1/46	$1,250	$1,472
Riverside Sewer Revenue Refunding Bonds, Series A,
5.00%, 8/1/37	3,260	4,063
Sacramento County Airport System Revenue Refunding Bonds, Series C (AMT),
5.00%, 7/1/35	6,000	7,328
San Diego County Regional Airport Authority Subordinate Revenue Bonds, Series B (AMT),
4.00%, 7/1/51	1,500	1,738
5.00%, 7/1/51	1,750	2,204
San Francisco California City & County Airport Commission International Revenue Refunding Bonds, Series H (AMT),
5.00%, 5/1/27	5,000	6,041
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/35	3,500	4,359
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/39	2,355	2,913
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,
4.00%, 11/1/33	2,500	2,783
San Mateo Union High School District G.O. Unlimited Convertible CABS, Election 2010,
(Step to 6.70% on 9/1/28), (0.03%), 9/1/41(5)	5,000	6,022
Santa Clara Valley Water District COPS, Series C,
5.00%, 6/1/24	650	724
		294,279

NORTHERN FUNDS QUARTERLY REPORT     175    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Colorado – 2.3%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.25%, 12/1/40	$4,775	$5,766
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(4)	225	275
Arvada Sales & Use TRB,
5.00%, 12/1/31	3,000	3,788
Colorado Springs Utilities Revenue Bonds, Series A-4,
5.00%, 11/15/43	6,500	8,025
Colorado State COPS ,Series A,
4.00%, 12/15/36	10,000	11,740
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventhealth Obligated Group,
5.00%, 11/15/37	1,000	1,279
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	1,113
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/34	1,000	1,256
5.00%, 8/1/35	3,560	4,464
4.00%, 8/1/49	2,000	2,285
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	1,000	1,224
Denver City & County Airport System Subordinate Revenue Bonds, Series B,
5.25%, 11/15/28	1,500	1,633
5.25%, 11/15/29	1,740	1,893
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	3,000	3,660
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Colorado – 2.3%continued
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series B,
5.00%, 12/1/43	$5,000	$6,180
Denver City & County Dedicated TRB, Series A-1,
5.00%, 8/1/48	2,750	3,181
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding),
5.50%, 12/1/22	5,000	5,244
La Plata County School District No. 9-R Durango G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 11/1/29	2,740	3,560
Regional Transportation District Private Activity Revenue Refunding Bonds, Denver Transit Partners,
4.00%, 1/15/33	900	1,079
University of Colorado Enterprise Revenue Bonds, Series A, Prerefunded,
5.00%, 6/1/23(4)	1,000	1,067
		68,712
Connecticut – 1.2%
Connecticut State G.O. Unlimited Bonds, Series B, Social Bonds,
1/15/39(6)	3,500	4,241
1/15/42(6)	4,000	4,306
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C-2, Yale University,
5.00%, 2/1/23(1) (2) (3)	5,000	5,257
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 9/1/31	1,000	1,117
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/31	5,000	6,285
5.00%, 10/1/35	5,000	6,270

FIXED INCOME AND MONEY MARKET FUNDS    176    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Connecticut – 1.2%continued
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	$8,000	$9,860
		37,336
Delaware – 0.1%
Delaware State G.O. Unlimited Bonds, Series A,
5.00%, 1/1/29	2,000	2,556
District of Columbia – 1.0%
District of Columbia G.O. Unlimited Bonds, Series C,
5.00%, 6/1/34	2,500	2,769
District of Columbia Water & Sewer Authority Public Utility Subordinate Lien Revenue Refunding Bonds, Series C,
5.00%, 10/1/39	5,000	5,576
Metropolitan Washington Airports Authority System Revenue Refunding Bonds (AMT),
5.00%, 10/1/26	2,500	2,979
5.00%, 10/1/30	2,630	3,184
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	5,510	5,823
5.00%, 10/1/30	2,500	3,252
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	3,000	3,610
5.00%, 7/1/43	2,000	2,396
		29,589
Florida – 4.9%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/37	1,500	1,804
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/30	2,000	2,524
Broward County Airport System Revenue Bonds, Series C, Prerefunded,
5.25%, 10/1/23(4)	6,185	6,716
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Florida – 4.9%continued
Broward County Airport System Revenue Bonds, Series Q-1, Prerefunded,
5.00%, 10/1/22(4)	$1,295	$1,342
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), Unrefunded Balance,
5.00%, 9/1/24	330	331
5.00%, 9/1/25	330	331
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Unrefunded Balance,
5.00%, 9/1/23	835	838
Broward County School District G.O. Unlimited Bonds,
5.00%, 7/1/35	6,180	7,661
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series B,
4.00%, 7/1/35	6,500	7,367
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,390
Florida Municipal Power Agency Revenue Refunding Bonds, Series A, St. Lucie Project,
10/1/30(6)	1,100	1,327
Florida State Atlantic University Finance Corp. Capital Improvement Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	2,000	2,437
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series E,
5.00%, 6/1/26	2,095	2,413
Florida State Board of Education Public Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/30	10,530	13,851
Florida State Department Transportation G.O. Unlimited Refunding Bonds,
3.00%, 7/1/30	5,000	5,049
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	1,000	1,192

NORTHERN FUNDS QUARTERLY REPORT     177    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Florida – 4.9%continued
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	$5,000	$5,269
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,780
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,
5.00%, 10/1/44	4,000	4,460
Hillsborough County IDA Hospital Revenue Bonds, Series A, Tampa General Hospital Project,
4.00%, 8/1/45	3,000	3,508
Jacksonville Sales Tax Revenue Refunding Bonds,
5.00%, 10/1/30	5,500	5,693
Lakeland Energy System Revenue Bonds,
5.00%, 10/1/48	5,000	7,655
Lee County Airport Revenue Bonds, Series B (AMT),
5.00%, 10/1/31	1,840	2,427
4.00%, 10/1/51	2,500	2,905
Lee County School Board Refunding COPS,
5.00%, 8/1/22	800	822
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida Revenue Bonds,
4.00%, 11/15/46	2,000	2,339
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	1,320	1,472
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	650	726
Miami-Dade County Housing Finance Authority Multifamily Housing Variable Revenue Bonds, Platform 3750 II LLC,
0.25%, 8/1/23(1) (2) (3)	2,500	2,499
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Florida – 4.9%continued
Miami-Dade County School Board COPS, Series A, Prerefunded,
5.00%, 5/1/23(4)	$5,000	$5,309
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-1 (AGM Insured) (AMT),
4.00%, 10/1/45	2,325	2,741
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	11,430	12,261
Miami-Dade County Special Obligation Subordinate Taxable Revenue Refunding Bonds, Series 2,
1.15%, 10/1/25	500	494
Miami-Dade County Water & Sewer System Revenue Bonds,
5.00%, 10/1/32	1,250	1,663
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/22	2,500	2,595
Orange County HFA Multifamily Variable Revenue Bonds, Dunwoodie Place Apartments,
0.20%, 9/1/23(1) (2) (3)	2,200	2,195
Orlando Utilities Commission Utility System Revenue Bonds, Series B,
1.25%, 10/1/28(1) (2) (3)	1,000	1,012
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	5,000	6,045
Pasco County School Board COPS, Series B (AGM Insured),
5.00%, 8/1/42	1,500	1,939
Reedy Creek Improvement District G.O. Limited Bonds, Series A, Prerefunded,
5.25%, 6/1/23(4)	10,000	10,705
		147,087
Georgia – 3.4%
Burke County Development Authority Pollution Control Revenue Bonds, Go Power Company Plant Vogtle Project-FIF,
2.20%, 10/1/32	650	652

FIXED INCOME AND MONEY MARKET FUNDS    178    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Georgia – 3.4%continued
Downtown Savannah Authority Revenue Bonds, Chatham County Judicial Complex,
5.00%, 6/1/32	$1,250	$1,481
Forsyth County School District Taxable G.O. Unlimited Refunding Bonds,
1.21%, 2/1/25	1,500	1,504
Gainesville & Hall County Hospital Authority Revenue Anticipation Certificates, Northeast Georgia Health System, Inc. Project,
2.50%, 2/15/51	7,500	7,214
3.00%, 2/15/51	5,000	5,174
Georgia State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/31	10,965	13,769
4.00%, 7/1/36	5,000	5,883
Georgia State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 1/1/28	5,745	6,963
Georgia State Housing & Finance Authority Revenue Bonds, Series B,
3.25%, 12/1/49	2,500	2,648
Georgia State Ports Authority Revenue Bonds,
2.63%, 7/1/51	1,000	1,004
Gwinnett County School District G.O. Unlimited Bonds,
5.00%, 2/1/40	5,000	6,286
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2) (3)	15,000	17,336
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/23(1) (2) (3)	14,500	15,287
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(1) (2) (3)	9,755	10,360
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,868
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Georgia – 3.4%continued
Walton Industrial Building Authority Revenue Bonds, Walton County Jail Facility Project,
4.00%, 2/1/52	$2,500	$2,984
		101,413
Hawaii – 1.3%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/28	1,025	1,272
5.00%, 7/1/30	1,250	1,529
5.00%, 7/1/43	5,000	6,050
Hawaii State G.O. Unlimited Refunding Bonds, Series EP, Prerefunded,
5.00%, 8/1/24(4)	10,000	11,190
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 10/1/35	4,825	5,549
Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution,
5.00%, 7/1/27	11,755	13,530
		39,120
Illinois – 3.2%
Champaign County Community Unit School District No. 4 G.O. Unlimited Bonds, Series A,
5.00%, 1/1/32	2,300	2,827
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series A (AMT),
5.50%, 1/1/30	2,025	2,124
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series B,
5.25%, 1/1/34	2,500	2,617
Chicago O'Hare International Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/29	5,000	5,639
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series C (AMT),
5.25%, 1/1/27	500	523

NORTHERN FUNDS QUARTERLY REPORT     179    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Illinois – 3.2%continued
Chicago O'Hare International Airport Senior Lien General Revenue Refunding Bonds, Series B (AMT), Prerefunded,
5.00%, 1/1/22(4)	$5,000	$5,000
Cook County Community Consolidated School District No. 34 G.O. Unlimited Bonds, Series A,
2.00%, 12/1/38	5,000	4,902
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/33	5,000	6,124
5.25%, 11/15/35	5,000	6,206
Cook Kane Lake & Mchenry Counties Community College District No. 512 G.O. Unlimited Bonds,
4.00%, 12/15/30	5,000	5,957
Dupage County Forest Preserve District G.O. Unlimited Refunding Bonds,
5.00%, 1/1/23	1,000	1,047
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/44	1,030	1,266
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/32	1,940	2,338
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
4.25%, 1/1/44	5,000	5,711
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,955	2,212
Illinois State Finance Authority Variable Revenue Bonds, Series B, The Carle Foundation,
5.00%, 8/15/31(1) (2) (3)	3,850	5,122
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	7,000	7,793
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Illinois – 3.2%continued
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/46	$3,500	$4,502
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/33	1,720	2,031
5.00%, 1/1/41	3,000	3,508
Lake Cook Kane & Mchenry County Community Unit School District No. 220 G.O. Unlimited Bonds, Barrington,
5.00%, 12/1/30	3,835	5,084
Lake County Community Consolidated School District No. 41 Lake Villa G.O. Unlimited Bonds (BAM Insured),
4.00%, 11/1/31	1,000	1,192
Lake County Community Consolidated School District No.73 Hawthorn G.O. Unlimited Bonds,
2.25%, 1/1/40	2,245	2,220
Lake County Forest Preservation District G.O. Unlimited Refunding Bonds,
2.00%, 12/15/31	4,765	4,968
University of Illinois Revenues Auxiliary Facilities System Revenue Bonds, Series A,
5.00%, 4/1/33	1,885	2,056
Will, Grundy, Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source, Prerefunded,
5.25%, 12/1/23(4)	2,500	2,736
		95,705
Indiana – 1.3%
Carmel Clay School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
4.00%, 1/15/30	2,180	2,653
Center Grove Multi-Facility School Building Corp. Revenue Bonds, Series C (State Intercept Program),
5.50%, 7/10/32	1,100	1,477

FIXED INCOME AND MONEY MARKET FUNDS    180    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Indiana – 1.3%continued
Fishers Sewage Works Revenue Bonds (BAM Insured),
4.00%, 7/1/47	$1,450	$1,724
Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,
4.25%, 10/1/44	10,000	10,828
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,
5.00%, 12/1/40	4,000	4,546
Indiana State Finance Authority Revenue Refunding Bonds, State Revolving, Green Bonds,
5.00%, 2/1/30	5,000	6,528
Indiana State Health & Educational Facilities Financing Authority Ascension Senior Credit Group Revenue Refunding Bonds,
4.00%, 11/15/46	2,500	2,832
Indiana State University Revenue Bonds, Series S, Student Fee,
4.00%, 10/1/37	1,855	2,120
Logansport Renovation School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/27	1,025	1,251
5.00%, 7/15/30	1,190	1,534
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 1/10/24	1,135	1,192
Vinton-Tecumseh School Building Corp. Revenue Bonds (State Intercept Program),
5.00%, 1/15/30	1,125	1,442
5.00%, 7/15/30	1,150	1,490
		39,617
Iowa – 0.2%
Cedar Rapids Community School District Infrastructure Sales Services Revenue Refunding Bonds, Series B,
5.00%, 7/1/22	1,900	1,944
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Iowa – 0.2%continued
Pefa Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2) (3)	$2,500	$2,922
		4,866
Kansas – 0.8%
Johnson County Unified School District No. 512 Shawnee Mission G.O. Unlimited Refunding Bonds, Series A,
4.00%, 10/1/22	5,000	5,143
Leawood G.O. Unlimited Temporary Notes,
1.50%, 9/1/22	15,000	15,132
Manhattan G.O. Unlimited Temporary Notes, Series 2021-01,
0.20%, 6/15/24	4,890	4,834
		25,109
Kentucky – 3.4%
Campbell & Kenton Counties Sanitation District No. 1 Revenue Bonds, Series A,
2.00%, 8/1/32	2,375	2,415
2.50%, 8/1/51	5,000	5,021
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.00%, 2/1/32	5,250	5,393
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,595
Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),
4.00%, 6/1/31	3,935	4,471
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/34	750	942
5.00%, 8/1/35	550	690
5.00%, 8/1/36	750	938
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1, Gas Supply,
4.00%, 6/1/25(1) (2) (3)	15,000	16,429

NORTHERN FUNDS QUARTERLY REPORT     181    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Kentucky – 3.4%continued
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply,
4.00%, 2/1/28(1) (2) (3)	$10,000	$11,580
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (2) (3)	26,725	29,121
Louisville & Jefferson County Metro Government Pollution Control Revenue Refunding Bonds (AMT), Gas & Electric,
1.35%, 11/1/27	2,500	2,512
Louisville & Jefferson County Metro Government Pollution Control Revenue Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	14,500	14,713
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Refunding Bonds, Series B,
5.00%, 5/15/24	500	554
Trimble County Pollution Control Variable Revenue Refunding Bonds (AMT), Louisville Gas and Electric Co.,
1.30%, 9/1/27(1) (2) (3)	1,000	1,009
		101,383
Louisiana – 1.9%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A,
1.30%, 2/1/28(1) (2) (3)	2,500	2,541
Lake Charles Harbor & Terminal District Variable Revenue Bonds (AMT), Big Lake Fuels,
1.00%, 12/1/24(1) (2) (3)	7,000	6,998
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,500	7,650
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Louisiana – 1.9%continued
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.00%, 5/15/28	$400	$498
5.00%, 5/15/30	700	906
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,925	3,374
Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University of Louisiana,
5.00%, 4/1/45	5,000	6,250
Louisiana State G.O. Unlimited Bonds,
4.00%, 5/1/32	2,500	2,762
Louisiana State G.O. Unlimited Bonds, Series A, Prerefunded,
4.00%, 5/15/23(4)	6,500	6,834
Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A-1,
4.00%, 5/1/32	5,000	5,061
Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,
5.00%, 5/1/45	4,000	4,852
Louisiana State Highway Improvement Revenue Bonds, Series A, Prerefunded,
5.00%, 6/15/24(4)	5,390	6,002
Louisiana State Highway Improvement Revenue Taxable Refunding Bonds, Series A,
0.90%, 6/15/26	500	489
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/30	1,505	1,822
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.20%, 7/1/26(1) (2) (3)	1,000	1,044
		57,083

FIXED INCOME AND MONEY MARKET FUNDS    182    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Maine – 0.2%
Maine State Housing Authority Energy Housing & Economic Revenue Fund Revenue Refunding Bonds, Series 1,
5.00%, 6/15/35	$3,730	$4,835
Maryland – 2.4%
Anne Arundel County Consolidated General Improvements G.O. Limited Bonds,
5.00%, 10/1/31	1,455	1,882
Howard County G.O. Unlimited Refunding Bonds, Series D,
5.00%, 2/15/30	2,500	3,104
5.00%, 2/15/31	10,000	12,423
Maryland Stadium Authority Built To Learn Revenue Bonds,
2.75%, 6/1/51	1,500	1,508
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 2,
5.00%, 8/1/30	10,000	12,575
Maryland State Community Development Administration Department Housing & Community Development Revenue Refunding Bonds, Series C, Social Bonds,
2.55%, 9/1/44	2,500	2,515
Maryland State Department of Transportation Consolidated Revenue Bonds, Series A,
3.00%, 10/1/31	10,000	11,215
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
2.50%, 10/1/33	5,000	5,312
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, Second Issue,
5.00%, 10/1/27	10,000	12,032
Maryland State Forward Delivery G.O. Unlimited Refunding Bonds, Series D,
8/1/27(6)	3,000	3,327
Saint Mary's County G.O. Unlimited Bonds,
5.00%, 8/1/24	500	559
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Maryland – 2.4%continued
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Revenue Bonds, Second Series (County Gtd.),
5.00%, 6/1/37	$5,000	$5,947
		72,399
Massachusetts – 1.7%
Bay Transportation Authority Sales Taxable Revenue Refunding Bonds, Subordinate Series A-1,
5.00%, 7/1/31	1,000	1,347
Boston G.O. Unlimited Bonds, Series A,
5.00%, 3/1/36	1,000	1,262
Boston Water & Sewer Commission Senior Lien General Revenue Refunding Bonds, Series A, Prerefunded,
3.50%, 11/1/22(4)	4,030	4,140
Clean Water Trust Revenue Bonds, Series 23A, Green Bond,
5.00%, 2/1/30	1,830	2,402
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	2,000	2,253
Massachusetts G.O. Limited Refunding Bonds, Series A (AMBAC Insured),
5.50%, 8/1/30	1,200	1,610
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(7)	3,000	2,645
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Northeastern University, Series A,
5.00%, 10/1/32	1,715	2,246
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
5.00%, 7/1/29	1,625	2,005
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A-2,
5.00%, 7/1/39	1,500	1,892

NORTHERN FUNDS QUARTERLY REPORT     183    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Massachusetts – 1.7%continued
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/29	$500	$624
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Mass Institute Technology,
5.50%, 7/1/32	785	1,116
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/39	5,000	5,985
Massachusetts State Special Obligation Dedicated Revenue Refunding Bonds, (NATL Insured),
5.50%, 1/1/34	2,500	3,429
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	5,000	6,215
Quincy G.O. Limited BANS,
1.00%, 6/10/22	5,000	5,019
University of Massachusetts Building Authority Project Revenue Bonds, Senior-Series 1, Prerefunded,
4.00%, 11/1/22(4)	7,500	7,738
		51,928
Michigan – 1.6%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,540	1,825
Bloomfield Hills School District G.O. Unlimited Bonds,
4.00%, 5/1/45	1,000	1,178
Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A, (Q-SBLF Insured),
5.00%, 5/1/27	400	468
Grosse Pointe Public School System G.O. Unlimited Bonds,
3.00%, 5/1/34	1,815	2,049
Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
3.00%, 5/1/34	1,175	1,322
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Michigan – 1.6%continued
Mason Public Schools District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/22	$1,100	$1,117
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/29	5,000	5,397
Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/22(4)	3,970	4,112
Michigan State Finance Authority Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Prerefunded,
5.00%, 12/1/22(4)	1,000	1,043
Michigan State Finance Authority Variable Revenue Refunding Bonds, Mclaren Healthcare,
1.20%, 4/13/28(1) (2) (3)	1,250	1,257
Michigan State G.O. Unlimited Refunding Bonds, Series A, Environmental Program,
1.00%, 12/1/25	1,000	1,000
Michigan State Strategic Fund Ltd. Obligation Taxable Revenue Bonds, Flint Water Advocacy,
1.12%, 9/1/25	1,900	1,872
Michigan State Trunk Line Fund Revenue Bonds,
4.00%, 11/15/46	6,000	7,213
University of Michigan Taxable Revenue Refunding Bonds, Series B,
1.37%, 4/1/27	1,000	993
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	1,635	2,048
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/34	3,400	3,947
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	9,690	11,283
		48,124

FIXED INCOME AND MONEY MARKET FUNDS    184    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Minnesota – 0.7%
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/38	$1,500	$1,879
Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1,
5.00%, 9/1/29	3,500	4,541
5.00%, 9/1/30	8,000	10,612
Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A,
5.00%, 10/1/29	1,000	1,119
Minnesota State Various Purpose G.O. Unlimited Bonds, Prerefunded,
5.00%, 8/1/22(4)	245	252
Saint Paul Independent School District No. 625 G.O. Unlimited Refunding Bonds, Series D (School District Credit Program),
5.00%, 2/1/22	1,770	1,776
		20,179
Mississippi – 0.2%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc. Project,
2.38%, 6/1/44	1,000	962
Mississippi State G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 11/1/26(4)	3,500	4,232
		5,194
Missouri – 0.8%
Kansas City IDA Airport Special Obligation Revenue Bonds, Kansas City International Airport Terminal Modernization Project,
4.00%, 3/1/35	2,250	2,661
Kansas City Missouri Sanitary Sewer System Revenue Refunding Bonds, Series B,
5.00%, 1/1/31	1,700	2,256
Kansas City Sanitation Sewer System Revenue Bonds, Subseries A,
4.00%, 1/1/42	3,000	3,490
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Missouri – 0.8%continued
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series A,
5.00%, 5/1/30	$5,000	$6,092
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	1,480	1,714
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Escrowed to Maturity,
5.00%, 7/1/23	125	134
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, Mercy Health,
5.00%, 6/1/30	2,500	3,128
Platte County School District No. 3 G.O. Unlimited Bonds,
5.25%, 3/1/34	2,710	3,691
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(7)	2,100	1,893
		25,059
Nebraska – 0.6%
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	4,341
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
4.00%, 2/1/42	5,000	5,809
Omaha Public Power District Electric Revenue Bonds, Series A,
5.00%, 2/1/30	4,740	6,038
Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded,
5.00%, 2/1/22(4)	3,000	3,011
		19,199

NORTHERN FUNDS QUARTERLY REPORT     185    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Nevada – 0.7%
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/34	$2,500	$2,710
Clark County School District Building G.O. Limited Bonds, Series B (AGM, CR Insured),
5.00%, 6/15/31	6,000	7,544
Clark County School District G.O. Limited Bonds, Series B (AGM Insured),
5.00%, 6/15/31	1,000	1,274
Clark County School District G.O. Limited Bonds, Series B (BAM Insured),
3.00%, 6/15/38	2,455	2,695
Clark County School District G.O. Limited Bonds, Various Purpose-Medium Term Project,
3.00%, 6/15/26	1,265	1,267
Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured),
3.25%, 10/1/42	6,500	7,038
		22,528
New Hampshire – 0.1%
Nashua G.O. Unlimited Refunding Bonds,
4.00%, 9/1/32	1,895	2,330
New Jersey – 1.5%
Bergen County G.O. Unlimited BANS, Series A,
1.00%, 6/9/22	10,000	10,038
Jersey City G.O. Unlimited BANS, Series F,
2.00%, 12/1/22	10,000	10,163
Monmouth County General Improvement G.O. Unlimited Bonds, Series A,
5.00%, 1/15/30	6,795	8,862
New Jersey State EDA Revenue Refunding Bonds, Series II, School Facilities Construction, Prerefunded,
5.00%, 3/1/22(4)	3,290	3,315
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
New Jersey – 1.5%continued
New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
5.00%, 6/15/28	$1,440	$1,786
5.00%, 6/15/34	500	626
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, RWJ Barnabas Health Obligated Group,
3.00%, 7/1/51	5,000	5,346
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.00%, 6/15/34	1,000	1,229
5.25%, 6/15/43	2,500	3,068
New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A, Transportation System,
5.00%, 12/15/27	1,500	1,843
		46,276
New Mexico – 0.1%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Senior Lien Revenue Bonds,
4.00%, 7/1/31	1,300	1,562
Central New Mexico Community College G.O. Limited Bonds, Series A,
4.00%, 8/15/28	2,100	2,468
		4,030
New York – 14.8%
Hudson Yards Infrastructure Corp. Second Indenture Revenue Refunding Bonds, Fiscal 2022 , Green Bonds,
2.75%, 2/15/47	3,000	3,074
Monroe County Industrial Development Corp. Revenue Refunding Bonds, Series B, University of Rochester Project,
5.00%, 7/1/26	2,500	2,982
Nassau County G.O. Limited RANS, Series B,
2.00%, 1/7/22	5,000	5,001

FIXED INCOME AND MONEY MARKET FUNDS    186    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
New York – 14.8%continued
New York City Housing Development Corp. MFH Adjustable Revenue Bonds, Sustainable Development,
1.13%, 11/1/24(1) (2) (3)	$1,000	$1,002
New York City Housing Development Corp. MFH Revenue Bonds, Series B1B,
3.88%, 11/1/28	4,060	4,145
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds (FNMA Insured),
2.95%, 2/1/26(1) (2) (3)	4,000	4,269
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,
5.00%, 6/15/46	5,000	5,312
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series BB,
5.00%, 6/15/49	3,865	4,873
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series CC-1, Second General Resolution,
4.00%, 6/15/42	3,000	3,568
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution,
3.50%, 6/15/42	1,000	1,249
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series BB-1,
3.00%, 6/15/44	2,200	2,383
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2 Block 5,
5.00%, 6/15/40	5,000	6,133
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/29	3,500	4,094
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
New York – 14.8%continued
5.25%, 6/15/36	$2,500	$3,073
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/31	4,765	5,478
5.00%, 6/15/39	8,000	9,144
New York City Municipal Water Finance Authority Water & Sewer System Subordinate Revenue Refunding Bonds, Second General Resolution,
4.00%, 6/15/50	2,050	2,416
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,694
New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S-3 Subseries S-3A (State Aid Withholding),
5.00%, 7/15/36	5,000	6,213
5.00%, 7/15/37	10,000	12,419
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Fiscal 2015,
5.00%, 8/1/32	2,500	2,788
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,
5.00%, 2/1/31	5,000	5,018
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	2,000	2,481
5.00%, 8/1/42	1,500	1,856
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Unrefunded Balance,
5.00%, 2/1/30	5,000	5,018

NORTHERN FUNDS QUARTERLY REPORT     187    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
New York – 14.8%continued
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds,
5.00%, 11/1/30	$2,500	$3,313
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series C Subseries C-1,
4.00%, 5/1/43	10,000	11,830
4.00%, 5/1/46	2,500	2,938
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B-1,
4.00%, 8/1/45	5,000	5,948
2.50%, 8/1/48	2,500	2,508
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	5,000	6,155
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E-1,
4.00%, 2/1/43	2,500	2,965
4.00%, 2/1/46	2,500	2,947
4.00%, 2/1/49	12,500	14,684
New York City Transitional Finance Authority Subordinate Taxable Revenue Bonds, Series B-2,
1.55%, 8/1/28	5,000	4,868
New York G.O. Unlimited Bonds, Series A-1,
4.00%, 8/1/42	6,000	7,174
5.00%, 8/1/47	5,000	6,436
3.00%, 8/1/50	3,500	3,720
4.00%, 8/1/50	6,000	7,082
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/39	10,000	12,508
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Series E-1,
5.25%, 3/1/34	2,750	3,445
5.00%, 3/1/37	3,700	4,536
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
New York – 14.8%continued
4.00%, 3/1/41	$5,000	$5,731
4.00%, 3/1/42	5,000	5,720
New York G.O. Unlimited Bonds, Series H,
5.00%, 8/1/30	5,000	5,365
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/36	1,150	1,415
5.00%, 4/1/43	2,000	2,444
New York G.O. Unlimited Refunding Bonds, Series E,
5.00%, 8/1/28	1,045	1,248
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	170	171
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,
5.00%, 7/1/36	2,500	3,119
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C,
5.00%, 10/1/31	665	840
5.00%, 10/8/32	575	725
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, School Districts Financing Program (AGM Insured State Aid Withholding),
5.00%, 10/1/22	1,585	1,640
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series C, Rockefeller,
4.00%, 7/1/49	1,000	1,179
New York State Dormitory Authority Non State Supported Debt Taxable Revenue Refunding Bonds, New York University,
1.64%, 7/1/26	1,560	1,567

FIXED INCOME AND MONEY MARKET FUNDS    188    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
New York – 14.8%continued
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured),
5.50%, 3/15/30	$7,040	$9,481
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series E, Group 3,
5.00%, 3/15/42	5,000	6,227
New York State Dormitory Authority Sales TRB, Series A, Group B,
5.00%, 3/15/28	1,910	2,292
New York State Dormitory Authority Sales TRB, Series A, Group C,
5.00%, 3/15/44	3,755	4,498
New York State Dormitory Authority Sales TRB, Series A, Prerefunded,
5.00%, 3/15/23(4)	10,000	10,575
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds,
3.00%, 3/15/51	5,000	5,303
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,000	2,537
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Group 5,
4.00%, 3/15/47	5,000	5,854
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/36	3,000	3,132
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E, Bidding Group 3,
3.00%, 3/15/41	2,500	2,706
New York State Dormitory Authority State Personal Income Tax Taxable Revenue Refunding Bonds, Series F,
3.03%, 2/15/33	2,500	2,635
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,356
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
New York – 14.8%continued
New York State Dormitory Authority State Personal Income TRB, Series B,
5.00%, 3/15/33	$1,490	$1,504
New York State Dormitory Authority State Supported Debt Department of Health Revenue Refunding Bonds, Series A,
5.00%, 7/1/23	645	690
New York State HFA Revenue Bonds, Series F,
1.10%, 11/1/26	1,500	1,516
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series K-2 (SonyMA Insured),
1.00%, 11/1/61(1) (2) (3)	5,250	5,250
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMa, FHA Insured),
0.75%, 11/1/25	3,000	3,000
New York State Housing Finance Agency Affordable Housing Variable Climate Bond Certified Revenue Bonds (SonyMa Insured),
0.65%, 11/1/25(1) (2) (3)	2,500	2,489
New York State Housing Finance Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J (SonyMA Insured),
1.10%, 5/1/27(1) (2) (3)	8,000	8,000
New York State Housing Finance Agency Sustainability Revenue Bonds, Series K,
1.45%, 5/1/23	5,000	5,014
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 220,
2.60%, 10/1/39	3,300	3,351
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	3,000	3,021
New York State Thruway Authority Revenue Bonds, Series N, Group 1,
5.00%, 1/1/39	10,000	12,657

NORTHERN FUNDS QUARTERLY REPORT     189    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
New York – 14.8%continued
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/30	$350	$448
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	704
New York State Urban Development Corp. General Purpose Personal Income TRB,
5.00%, 3/15/37	5,000	6,221
5.00%, 3/15/40	2,500	3,097
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	1,500	1,578
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/25	1,550	1,638
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
3.00%, 3/15/48	5,000	5,285
New York State Urban Development Corp. Sales Tax Revenue Refunding Bonds, Bidding Group 1, Series A,
5.00%, 3/15/28	1,870	2,341
New York State Urban Development Corp. Sales Tax Revenue Refunding Bonds, Bidding Group 3,
4.00%, 3/15/46	5,000	5,951
New York State Urban Development Corp. Sales Tax Revenue Refunding Bonds, Bidding Group 4, Series A,
2.63%, 3/15/51	2,500	2,525
New York State Urban Development Corp. Sales Tax Taxable Revenue Refunding Bonds, Bidding Group 1, Series B,
1.31%, 3/15/26	10,000	9,936
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
New York – 14.8%continued
New York State Urban Development Corp. Taxable General Personal Income TRB,
3.90%, 3/15/33	$5,000	$5,494
New York Taxable G.O. Unlimited Refunding Bonds, Series D, Fiscal 2021,
1.40%, 8/1/27	5,000	4,930
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT),
5.00%, 9/1/26	1,130	1,253
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	2,000	2,478
5.00%, 9/15/29	5,000	6,156
5.00%, 9/15/34	1,925	2,336
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),
2.00%, 10/1/32	12,550	12,619
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/22	1,000	1,038
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, Prerefunded,
4.00%, 10/15/24(4)	1,000	1,101
5.00%, 10/15/24(4)	5,000	5,642
Schalmont Central School District G.O. Unlimited BANS, Series A (State Aid Withholding),
1.25%, 9/1/22	5,000	5,034
Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Subseries B-4A-R,
(Floating, U.S. SOFR + 0.38%), 0.41%, 2/1/24(1) (3)	1,500	1,502
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, Series C-3,
2.50%, 5/15/51	6,250	6,272

FIXED INCOME AND MONEY MARKET FUNDS    190    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
New York – 14.8%continued
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute Project, Forward Delivery,
5.00%, 9/1/39	$1,500	$1,905
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,923
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	1,000	1,084
		447,488
North Carolina – 1.2%
Charlotte COPS, Series B,
3.00%, 6/1/22	7,430	7,446
Charlotte G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/27	3,500	3,745
Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/30	1,000	1,326
5.00%, 7/1/31	5,000	6,257
4.00%, 7/1/36	6,790	7,558
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue Refunding Bonds, Series A, Atrium Health,
5.00%, 1/15/35	5,000	6,262
Durham Housing Authority MFH Revenue Bonds, JJ Henderson,
0.30%, 6/1/23(1) (2) (3)	3,000	2,994
		35,588
Ohio – 0.7%
Akron Income Tax Revenue Refunding Bonds,
12/1/32(6)	1,285	1,511
American Municipal Power-Ohio Inc., Revenue Refunding Bonds, Prairie State Energy Campus,
5.00%, 2/15/32	5,000	6,408
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/29	100	124
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Ohio – 0.7%continued
4.00%, 12/1/35	$300	$347
Ohio State Higher Education G.O. Unlimited Infrastructure Improvement Bonds, Series A,
4.00%, 2/1/32	2,500	2,551
Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,
5.00%, 11/1/39	1,365	1,698
Ohio State Turnpike Commission Revenue Refunding Bonds, Series A,
5.00%, 2/15/28	2,000	2,421
Ohio State University Revenue Bonds, Series A,
5.00%, 12/1/39	5,000	5,592
		20,652
Oregon – 0.8%
Clackamas Community College District G.O. Unlimited Bonds, Series B,
5.00%, 6/15/36	1,600	1,937
DeSchutes County Administrative School District No. 1 Taxable G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
1.20%, 6/15/25	5,000	5,011
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Project (AGM Insured),
2.50%, 8/15/35	2,500	2,598
Metropolitan Dedicated TRB, Oregon Convention Center Hotel,
5.00%, 6/15/42	2,065	2,471
Oregon State Health & Science University Variable Revenue Refunding Bonds, Series B,
5.00%, 2/1/32(1) (2) (3)	4,295	5,725
Oregon State Taxable G.O. Unlimited Bonds, Series D, Article XI-Q State Project,
0.50%, 5/1/22	685	685
Oregon State Taxable G.O. Unlimited Refunding Bonds, Series G, Higher Education,
0.80%, 8/1/25	500	492

NORTHERN FUNDS QUARTERLY REPORT     191    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Oregon – 0.8%continued
Tri-County Metropolitan Transportation District Revenue Bonds, Series A,
5.00%, 9/1/37	$1,025	$1,314
Tri-County Metropolitan Transportation District Sustainability Revenue Bonds, Series A,
5.00%, 9/1/30	1,000	1,324
5.00%, 9/1/31	1,800	2,436
		23,993
Pennsylvania – 2.6%
Commonwealth Financing Authority Taxable Revenue Bonds, Series A,
3.81%, 6/1/41	2,000	2,295
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/25	1,000	1,146
5.00%, 6/1/26	1,500	1,774
5.00%, 6/1/27	3,000	3,646
5.00%, 6/1/31	2,000	2,448
Montgomery County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/22	915	922
Neshaminy School District G.O. Limited Bonds, Series B (State Aid Withholding), Prerefunded,
5.00%, 11/1/23(4)	5,000	5,429
Pennsylvania State G.O. Unlimited Bonds, Series 1, Prerefunded,
4.00%, 6/1/22(4)	10,555	10,721
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/29	4,500	5,803
5.00%, 8/15/37	5,000	6,069
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,
5.00%, 4/1/31	1,845	2,348
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds, Series 137, Social Bonds,
2.00%, 4/1/31	1,630	1,635
2.20%, 10/1/33	2,420	2,435
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Pennsylvania – 2.6%continued
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding Bonds, Series A,
4.00%, 12/1/51	$5,000	$5,885
Pennsylvania State Turnpike Commission Revenue Bonds, Series A,
5.00%, 12/1/38	5,000	5,626
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/37	11,635	14,422
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series C,
5.00%, 12/1/46	1,200	1,545
4.00%, 12/1/51	1,200	1,408
Pittsburgh Water & Sewer Authority Revenue Refunding Bonds, Series C (AGM Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 0.75%, 12/1/23(1) (3)	3,500	3,524
		79,081
Rhode Island – 0.1%
Rhode Island Housing & Mortgage Finance Corp. Variable Revenue Bonds, Sustainability Bonds (HUD Sector 8 Program),
0.45%, 10/1/23(1) (2) (3)	1,000	999
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan,
5.00%, 10/15/27	2,630	2,730
		3,729
South Carolina – 0.8%
Beaufort-Jasper Water & Sewer Authority South Carolina Waterworks & Sewer System Revenue Bonds, Series A,
5.00%, 3/1/30	1,000	1,274
Charleston County School District G.O. Unlimited BANS, Series C, Phase V (SCSDE Insured),
4.00%, 5/11/22	4,460	4,522

FIXED INCOME AND MONEY MARKET FUNDS    192    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
South Carolina – 0.8%continued
Clemson University Revenue Bonds, Series A, Athletic Facilities,
3.00%, 5/1/48	$1,000	$1,074
Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,
4.00%, 2/1/24(1) (2) (3)	10,000	10,664
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC, CR MBIA Insured),
5.38%, 1/1/25	4,815	5,489
SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	570
		23,593
Tennessee – 1.0%
Chattanooga Health Educational & Housing Facility Board Revenue Refunding Bonds, Series A, Commonspirit Health,
4.00%, 8/1/36	1,000	1,174
4.00%, 8/1/38	1,000	1,168
Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	1,000	1,115
Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,
5.00%, 10/1/31	1,000	1,319
Metropolitan Government Nashville & Davidson County G.O. Unlimited & Improvement Bonds,
5.00%, 7/1/29	5,000	6,267
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Belmont University,
4.00%, 5/1/46	3,125	3,657
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
5.00%, 10/1/38	1,000	1,222
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(1) (2) (3)	10,000	11,144
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Tennessee – 1.0%continued
Tennessee State Energy Acquisition Corp. Gas Revenue Bonds,
4.00%, 11/1/25(1) (2) (3)	$2,500	$2,759
		29,825
Texas – 4.5%
Austin G.O. Limited Refunding Bonds,
5.00%, 9/1/29	2,060	2,673
Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/22	100	101
Central Regional Mobility Authority Senior Lien Revenue Bonds,
5.00%, 1/1/43	1,930	2,303
Central Texas Regional Mobility Authority Revenue Bonds, Series B,
5.00%, 1/1/38	800	1,021
5.00%, 1/1/39	900	1,146
Dallas Area Rapid Transit Sales Tax Senior Lien Revenue Refunding Bonds, Series B,
5.00%, 12/1/47	5,000	6,400
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/32	10,000	12,878
Fort Bend Grand Parkway Toll Road Authority Ltd. Contract Tax Toll Revenue Refunding Bonds, Series A (County Gtd.),
2.50%, 3/1/46	5,000	5,013
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.88%, 8/1/25(1) (2) (3)	1,195	1,216
Frisco Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/28	5,755	6,785
Harlandale Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
0.75%, 8/15/25(1) (2) (3)	5,000	5,000
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(1) (2) (3)	2,500	2,501

NORTHERN FUNDS QUARTERLY REPORT     193    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Texas – 4.5%continued
Harris County Cultural Educational Facilities Finance Corp. Revenue Bonds, Series A, Memorial Hermann Health System, Prerefunded,
5.00%, 12/1/24(4)	$3,500	$3,962
Little Elm Independent School District Variable G.O. Unlimited Bonds, School Building (PSF, Gtd.),
0.68%, 8/15/25(1) (2) (3)	1,750	1,750
Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series (AGM Insured), Escrowed to Maturity,
4.75%, 1/1/28	3,815	4,302
Lower Colorado River Authority Revenue Refunding Bonds (AGM Insured),
5/15/31(6)	2,800	3,616
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/35	3,000	4,292
5.00%, 1/1/38	3,000	3,677
5.00%, 1/1/39	5,000	6,116
Northside Texas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/30	1,640	2,038
Pasadena Independent School District Variable G.O. Unlimited Bonds, Series B, School Building (PSF, Gtd.),
1.50%, 8/15/24(1) (2) (3)	1,500	1,537
Round Rock Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/1/29	5,000	6,455
San Antonio Education Facilities Corp. Revenue Refunding Bonds, University of the Incarnated Word,
4.00%, 4/1/41	1,000	1,148
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.75%, 12/1/25(1) (2) (3)	1,000	1,045
Texas State A&M University Financing System Revenue Bonds, Series D, Prerefunded,
5.00%, 5/15/23(4)	5,000	5,325
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Texas – 4.5%continued
Texas State A&M University Revenue Refunding Bonds, Series C,
4.00%, 5/15/31	$1,655	$1,858
Texas State G.O. Unlimited Refunding Bonds, Series A, Transportation Commission,
5.00%, 10/1/23	70	76
Texas State G.O. Unlimited Refunding Bonds, Series B,
2.00%, 8/1/35	1,000	998
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/30	2,750	3,512
5.00%, 12/15/31	2,200	2,857
Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding Bonds, LBJ Infrastructure Group,
4.00%, 12/31/31	3,000	3,586
Texas State Transportation Commission Mobility Fund G.O. Unlimited Refunding Bonds, Prerefunded,
4.00%, 4/1/24(4)	5,000	5,404
5.00%, 4/1/24(4)	1,500	1,655
Texas State Transportation Commission Mobility Variable G.O. Unlimited Bonds,
0.65%, 4/1/26(1) (2) (3)	5,000	4,966
Texas State Water Development Board Revenue Bonds, Master Trust,
2.50%, 10/15/39	1,850	1,931
2.75%, 10/15/53	2,500	2,571
Texas State Water Development Board TRB, Series B,
2.28%, 10/15/27	315	327
2.33%, 10/15/28	295	307
Texas Water Development Board State Water Implementation Fund Revenue Bonds,
5.00%, 10/15/30	7,940	9,910
University of Texas Revenue Refunding Bonds, Series I,
5.00%, 8/15/22	750	772

FIXED INCOME AND MONEY MARKET FUNDS    194    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Texas – 4.5%continued
Wichita Falls Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
4.00%, 2/1/29	$850	$1,024
Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.),
2.25%, 8/15/41(2) (3)	1,750	1,774
		135,828
Utah – 0.7%
Salt Lake City International Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/46	5,000	6,336
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 6/15/25(4)	2,000	2,312
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series C (AGM Insured),
5.25%, 6/15/32	10,000	13,496
		22,144
Vermont – 0.0%
Vermont State G.O. Unlimited Bonds, Series B,
5.00%, 8/15/22	1,425	1,468
Virginia – 2.1%
Fairfax County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 10/1/31	5,280	6,776
Henrico County G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/31	3,550	4,600
Henrico County Water & Sewer System Revenue Bonds,
4.00%, 5/1/46	10,000	11,536
Lynchburg Economic Development Authority Hospital Revenue Refunding Bonds, Centra Health Obligated Group,
4.00%, 1/1/47	750	883
3.00%, 1/1/51	1,000	1,042
4.00%, 1/1/55	750	874
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Virginia – 2.1%continued
Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), Prerefunded,
5.00%, 10/1/22(4)	$1,500	$1,554
Roanoke EDA Hospital Variable Revenue Refunding Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/30(1) (2) (3)	4,425	5,676
Rockingham County EDA Facilities Revenue Refunding Bonds, Sentara RMH Medical Center,
3.00%, 11/1/46	2,000	2,154
Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds, Prerefunded,
5.00%, 7/1/25(4)	5,000	5,787
Virginia Public Building Authority Public Facilities Taxable Revenue Refunding Bonds, Series B,
0.99%, 8/1/26	635	621
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment, Prerefunded,
4.38%, 2/1/23(4)	2,015	2,106
4.50%, 2/1/23(4)	5,500	5,754
Virginia State HDA Revenue Bonds, Series D,
1.60%, 5/1/31	880	874
1.70%, 5/1/32	895	894
Virginia State HDA Revenue Bonds, Series K Non-AMT (GNMA/FNMA/FHLMC Insured),
1.95%, 12/1/32	1,440	1,443
Virginia State Public School Authority Special Obligation Prince William County Revenue Bonds (State Aid Withholding),
5.00%, 3/1/30	5,365	6,705
Virginia State Resources Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.50%, 10/1/22	1,000	1,040

NORTHERN FUNDS QUARTERLY REPORT     195    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Virginia – 2.1%continued
Virginia State Small Business Financing Authority Revenue Bonds (AMT), 95 Express Lanes LLC Project,
5.00%, 1/1/44	$1,000	$1,003
Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,
4.00%, 1/1/45	2,000	2,256
3.38%, 1/1/51	1,000	1,071
		64,649
Washington – 2.2%
Central Puget Sound Regional Transit Authority Revenue Bonds, Green Bonds, Series S-1,
5.00%, 11/1/46	2,500	3,878
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station,
5.00%, 7/1/22	5,000	5,120
King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/30	10,000	12,014
Port of Seattle Revenue Refunding Bonds, Series A,
5.00%, 8/1/27	2,430	2,495
5.00%, 8/1/30	3,000	3,080
Seattle Solid Waste Revenue Refunding & Improvement Bonds,
4.00%, 6/1/31	1,865	2,103
Snohomish County G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/32	2,870	3,893
University of Washington Revenue Refunding Bonds, Series A,
4.00%, 12/1/41	1,240	1,422
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	10,000	12,382
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
4.00%, 7/1/28	5,000	5,093
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/33	4,000	4,879
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Washington – 2.2%continued
Washington State Health Care Facilities Authority Variable Revenue Refunding Bonds, Providence St. Joseph Health,
4.00%, 10/1/30(1) (2) (3)	$5,000	$6,094
Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,
3.50%, 12/20/35	992	1,149
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	3,000	3,274
Washington State Various Purpose G.O. Unlimited Bonds, Series D,
2.75%, 2/1/27	1,160	1,162
		68,038
West Virginia – 0.1%
West Virginia State Parkways Authority Turnpike Toll Senior Lien Revenue Bonds,
5.00%, 6/1/40	1,000	1,305
West Virginia State University Revenue Bonds, Series A, West Virginia University Projects, Prerefunded,
5.00%, 10/1/22(4)	1,745	1,808
		3,113
Wisconsin – 1.7%
PFA Healthcare Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated,
5.00%, 7/1/40	325	413
5.00%, 7/1/41	375	475
PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,
3.00%, 6/1/45	2,500	2,674
PMA Levy & Aid Anticipation Notes Program Taxable Revenue Notes,
2.00%, 9/28/22	5,000	5,053
Public Finance Authority Hospital Taxable Revenue Bonds, Series 2021A, UNC Health Southeastern,
2.35%, 2/1/29	2,000	1,960

FIXED INCOME AND MONEY MARKET FUNDS    196    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Wisconsin – 1.7%continued
University Hospitals & Clinics Authority Revenue Refunding Bonds, University of Wisconsin Hospital, Green Bonds,
5.00%, 4/1/32	$2,050	$2,740
Wisconsin State Environmental Improvement Fund Revenue Bonds, Series A, Green Bonds,
5.00%, 6/1/29	2,500	3,226
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/40	5,000	5,862
Wisconsin State G.O. Unlimited Bonds, Series B,
4.00%, 5/1/30	3,250	3,785
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Aspirus Inc. Obligated Group,
4.00%, 8/15/46	2,625	3,050
3.00%, 8/15/51	5,000	5,217
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 11/15/36	3,000	3,402
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	670	795
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/36	3,875	4,810
4.00%, 4/1/39	5,000	5,804
Wisconsin State Housing & EDA Home Ownership Revenue Refunding Bonds, Series A,
3.00%, 3/1/39	775	804
Wisconsin State Housing & EDA Variable Revenue Refunding Bonds, Series B (HUD Sector 8 Program),
0.50%, 11/1/24(1) (2) (3)	2,000	1,995
		52,065
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.1%continued
Wyoming – 0.0%
Laramie County Hospital Revenue Refunding Bonds, Cheyenne Regional Medical Center,
4.00%, 5/1/36	$200	$241
4.00%, 5/1/38	425	509
		750
Total Municipal Bonds
(Cost $2,414,944)		2,512,376

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 10.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(8) (9)	310,602,306	$310,602
Total Investment Companies
(Cost $310,602)		310,602

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 6.2%
Baltimore County G.O. Unlimited BANS, 4.00%, 3/23/22	$10,000	$10,087
Black Belt Energy Gas District Alabama Gas Supply Revenue Bonds, Series A, 4.00%, 7/1/22(1) (2) (3)	5,000	5,071
Broward County School District TANS, 2.00%, 6/30/22	25,000	25,234
California State Educational Facilities Authority Adjustable Revenue Bonds, California Institute of Technology, 0.10%, 1/10/22(1) (3) (10)	1,600	1,600
California State Educational Facilities Authority Variable Revenue Bonds, Series B, California Institute of Technology, 0.10%, 1/10/22(1) (3) (10)	650	650
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, St. Joseph Health System, 1.70%, 10/18/22(1) (2) (3)	2,750	2,783
Charleston County School District G.O. Unlimited Notes, Series A (SCSDE Insured), 2.00%, 3/1/22	10,000	10,031

NORTHERN FUNDS QUARTERLY REPORT     197    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.2%continued
Colorado Education Loan Program TRANS, Series A, 2.00%, 6/29/22	$10,000	$10,092
District of Columbia Housing Finance Agency MFH Revenue Bonds, The Strand Residences Project, 1.45%, 8/1/22(1) (2) (3)	2,500	2,517
Florida State Development Finance Corp. Variable Revenue Bonds (AMT), Brightline Passenger, 0.30%, 7/1/22(1) (2) (3)	6,000	6,000
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series A (PSF, Gtd.), 1.95%, 8/1/22(1) (2) (3)	2,075	2,094
Jersey City G.O. Unlimited BANS, Series A, 1.50%, 1/12/22	5,000	5,002
Los Angeles TRANS, 4.00%, 6/23/22	25,000	25,461
Maricopa County IDA Revenue Bonds, Series B, Banner Health, 5.00%, 10/18/22(1) (2) (3)	500	518
Metropolitan Transportation Authority Revenue Taxable GANS, Series A, 0.78%, 11/15/22	20,000	20,017
Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1, 5.00%, 9/1/22	2,500	2,580
Montgomery County Variable G.O. Unlimited Bonds, Series E, 0.09%, 1/3/22(1) (3) (10)	12,595	12,595
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries A-2, 0.08%, 1/3/22(1) (3) (10)	15,320	15,320
Ohio State University Variable Revenue Bonds, Series B-1, 0.10%, 1/10/22(1) (3) (10)	1,925	1,925
Ohio State Water Development Authority Water Pollution Control Variable Revenue Bonds, Series A, 0.08%, 1/10/22(1) (3) (10)	2,140	2,140
Orange County HFA Multifamily Variable Revenue Bonds, Jernigan Gardens Project (HUD Sector 8 Program), 0.35%, 10/1/22(1) (2) (3)	5,000	5,001
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.2%continued
Rochester G.O. Limited BANS, Series II, 2.00%, 8/3/22	$5,000	$5,052
San Diego Unified School District TRANS, Series A, 4.00%, 6/30/22	10,150	10,345
Texas State Transportation Commission Central Turnpike System Taxable Revenue Refunding Bonds, Series B, 1.98%, 8/15/22(1) (2) (3)	750	755
Wisconsin State Housing & EDA Revenue Bonds, Series A, 1.60%, 11/1/22(1) (2) (3)	4,000	4,004
Total Short-Term Investments
(Cost $186,775)		186,874

Total Investments – 99.9%
(Cost $2,922,171)		3,019,453
Other Assets less Liabilities – 0.1%		3,006
NET ASSETS – 100.0%		$3,022,459

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable or floating rate security. Rate as of December 31, 2021 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Step coupon bond. Rate as of December 31, 2021 is disclosed.
(6)	When-Issued Security. Coupon rate is not in effect at December 31, 2021.
(7)	Zero coupon bond.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of December 31, 2021 is disclosed.
(10)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

FIXED INCOME AND MONEY MARKET FUNDS    198    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CR - Custody Receipt

CSCDA - California Statewide Communities Development Authority

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

LLC - Limited Liability Company

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

SonyMA - State of New York Mortgage Agency

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	0.3%
Municipal Bonds	83.1%
Investment Companies	10.3%
Short-Term Investments	6.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$9,601	$—	$9,601
Municipal Bonds(1)	—	2,512,376	—	2,512,376
Investment Companies	310,602	—	—	310,602
Short-Term Investments	—	186,874	—	186,874
Total Investments	$310,602	$2,708,851	$—	$3,019,453

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$246,853	$1,047,401	$983,652	$31	$310,602	310,602,306
NORTHERN FUNDS QUARTERLY REPORT     199    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CONVERTIBLE BONDS – 0.1%
Bermuda – 0.1%
Digicel Group Holdings Ltd.,
7.00%, 1/21/22 (2) (3) (4)	$83	$72
Total Convertible Bonds
(Cost $22)		72

CORPORATE BONDS – 0.6%
United States – 0.6%
Citigroup Global Markets Holdings, Inc.,
14.31%, 10/17/23 (EGP)(5)	12,500	802
Total Corporate Bonds
(Cost $802)		802

FOREIGN ISSUER BONDS – 94.4%
Angola – 1.0%
Angolan Government International Bond,
8.25%, 5/9/28 (4)	200	201
9.38%, 5/8/48 (4)	865	849
9.13%, 11/26/49 (4)	200	193
		1,243
Argentina – 2.0%
Argentine Republic Government International Bond,
1.00%, 7/9/29	259	94
(Step to 0.75% on 7/9/23), 0.50%, 7/9/30 (6)	2,368	829
(Step to 1.50% on 7/9/22), 1.13%, 7/9/35 (6)	1,998	639
(Step to 3.88% on 7/9/22), 2.00%, 1/9/38 (6)	879	332
(Step to 3.50% on 7/9/22), 2.50%, 7/9/41 (6)	355	125
Provincia de Buenos Aires,
(Step to 5.25% on 9/1/22), 3.90%, 9/1/37 (4) (6)	488	209
YPF S.A.,
(Step to 9.00% on 1/1/23), 4.00%, 2/12/26 (4) (6)	101	81
(Step to 9.00% on 1/1/23), 2.50%, 6/30/29 (4) (6)	410	243
		2,552
Azerbaijan – 0.7%
Republic of Azerbaijan International Bond,
3.50%, 9/1/32 (4)	612	621
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.4%continued
Azerbaijan – 0.7%continued
Southern Gas Corridor CJSC,
6.88%, 3/24/26 (4)	$200	$230
		851
Bahrain – 0.4%
Bahrain Government International Bond,
5.45%, 9/16/32 (4)	250	243
Oil and Gas Holding (The) Co. BSCC,
8.38%, 11/7/28 (4)	200	228
		471
Bermuda – 0.5%
Digicel Group Holdings Ltd.,
10.00%, 4/1/24 (3)	338	338
8.00%, 4/1/25 (3) (4)	150	139
Digicel International Finance Ltd./Digicel international Holdings Ltd.,
8.75%, 5/25/24 (4)	31	32
8.00%, 12/31/26 (4)	64	63
		572
Brazil – 6.5%
Banco do Brasil S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.40%), 6.25%, 4/15/24 (2) (4) (7)	500	496
Brazil Letras do Tesouro Nacional,
0.00%, 1/1/24 (BRL)(8)	4,950	721
0.00%, 1/1/25 (BRL)(8)	3,032	402
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/1/23 (BRL)	3,200	566
10.00%, 1/1/25 (BRL)	7,058	1,249
10.00%, 1/1/27 (BRL)	6,311	1,112
10.00%, 1/1/29 (BRL)	5,084	888
10.00%, 1/1/31 (BRL)	1,426	246
Brazilian Government International Bond,
8.25%, 1/20/34	38	50
7.13%, 1/20/37	103	124
5.00%, 1/27/45	600	562
Oi Movel S.A.,
8.75%, 7/30/26 (4)	270	278
Oi S.A.,
(100% Cash), 10.00%, 7/27/25 (3) (4)	1,615	1,417
		8,111
Cayman Islands – 0.5%
Central China Real Estate Ltd.,

FIXED INCOME AND MONEY MARKET FUNDS    200    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.4%continued
Cayman Islands – 0.5%continued
6.88%, 8/8/22 (4)	$200	$149
7.75%, 5/24/24 (4)	400	249
Fantasia Holdings Group Co. Ltd.,
15.00%, 12/18/21 (4) (9)	335	77
7.95%, 7/5/22 (4) (9)	335	82
12.25%, 10/18/22 (4) (9)	200	49
10.88%, 1/9/23 (4) (9)	200	49
		655
Chile – 1.7%
Bonos de la Tesoreria de la Republica,
1.90%, 9/1/30 (CLP)	1	18
2.00%, 3/1/35 (CLP)	1	52
Bonos de la Tesoreria de la Republica en pesos,
4.00%, 3/1/23 (CLP)	95,000	110
4.50%, 3/1/26 (CLP)	330,000	375
5.00%, 10/1/28 (CLP)	270,000	310
5.00%, 3/1/35 (CLP)	245,000	269
Chile Government International Bond,
3.10%, 1/22/61	246	228
Corp. Nacional del Cobre de Chile,
5.63%, 10/18/43 (4)	200	260
4.88%, 11/4/44 (4)	200	240
Empresa Nacional del Petroleo,
4.50%, 9/14/47 (4)	200	196
		2,058
China – 5.4%
CFLD Cayman Investment Ltd.,
9.00%, 7/31/21 (4) (9)	425	119
6.90%, 1/13/23 (4) (9)	300	84
China Evergrande Group,
8.25%, 3/23/22 (4) (9)	305	59
11.50%, 1/22/23 (4) (9)	200	30
7.50%, 6/28/23 (4) (9)	1,270	200
10.50%, 4/11/24 (4) (9)	450	71
8.75%, 6/28/25 (4) (9)	600	90
China Government Bond,
2.88%, 11/5/23 (CNY)	2,700	428
3.02%, 10/22/25 (CNY)	5,900	941
2.68%, 5/21/30 (CNY)	9,000	1,392
3.27%, 11/19/30 (CNH)	5,600	911
3.81%, 9/14/50 (CNY)	1,000	168
3.72%, 4/12/51 (CNY)	1,400	233
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.4%continued
China – 5.4%continued
Kaisa Group Holdings Ltd.,
11.25%, 4/9/22 (4) (9)	$200	$53
8.50%, 6/30/22 (4) (9)	415	108
11.95%, 10/22/22 (4) (9)	200	53
11.50%, 1/30/23 (4) (9)	200	51
10.88%, 7/23/23 (4) (9)	200	51
9.38%, 6/30/24 (4) (9)	465	121
11.70%, 11/11/25 (4) (9)	200	51
11.65%, 6/1/26 (4) (9)	201	51
KWG Group Holdings Ltd.,
6.00%, 9/15/22 (4)	200	160
Scenery Journey Ltd.,
11.50%, 10/24/22 (4) (9)	520	72
12.00%, 10/24/23 (4) (9)	200	28
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 5/17/42 (4)	200	246
Sunac China Holdings Ltd.,
7.25%, 6/14/22 (4)	200	150
7.95%, 8/8/22 (4)	200	148
7.95%, 10/11/23 (4)	400	260
Yuzhou Group Holdings Co. Ltd.,
8.50%, 2/4/23 (4)	400	130
9.95%, 6/8/23 (4)	200	63
7.38%, 1/13/26 (4)	200	56
6.35%, 1/13/27 (4)	200	54
Zhenro Properties Group Ltd.,
8.30%, 9/15/23 (4)	200	137
		6,769
Colombia – 3.3%
Colombia Government International Bond,
8.13%, 5/21/24	103	117
3.88%, 4/25/27	200	201
4.50%, 3/15/29	300	305
7.38%, 9/18/37	100	116
6.13%, 1/18/41	165	170
5.00%, 6/15/45	450	406
Colombian TES,
10.00%, 7/24/24 (COP)	2,000,000	527
6.25%, 11/26/25 (COP)	620,300	147
5.75%, 11/3/27 (COP)	1,206,300	268
6.00%, 4/28/28 (COP)	5,478,300	1,219
7.00%, 3/26/31 (COP)	757,600	172

NORTHERN FUNDS QUARTERLY REPORT     201    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.4%continued
Colombia – 3.3%continued
7.00%, 6/30/32 (COP)	$548,900	$123
7.25%, 10/18/34 (COP)	131,700	30
6.25%, 7/9/36 (COP)	724,300	147
7.25%, 10/26/50 (COP)	140,800	30
Empresas Publicas de Medellin ESP,
8.38%, 11/8/27 (COP)(4)	693,000	157
		4,135
Costa Rica – 0.5%
Costa Rica Government International Bond,
6.44%, 11/21/29 (4)	241	250
6.13%, 2/19/31 (4)	200	202
5.63%, 4/30/43 (4)	200	171
		623
Croatia – 0.2%
Croatia Government International Bond,
6.00%, 1/26/24 (4)	200	220
Czech Republic – 2.0%
Czech Republic Government Bond,
0.10%, 4/17/22 (CZK)	8,600	390
0.45%, 10/25/23 (CZK)(4)	37,000	1,604
2.50%, 8/25/28 (CZK)	3,830	169
2.75%, 7/23/29 (CZK)	3,810	171
0.95%, 5/15/30 (CZK)(4)	90	4
2.00%, 10/13/33 (CZK)	3,580	150
4.20%, 12/4/36 (CZK)(4)	390	21
		2,509
Dominican Republic – 2.4%
Dominican Republic International Bond,
5.50%, 1/27/25 (4)	250	270
6.88%, 1/29/26 (4)	230	262
4.88%, 9/23/32 (4)	380	386
5.30%, 1/21/41 (4)	150	148
7.45%, 4/30/44 (4)	190	225
6.85%, 1/27/45 (4)	800	882
6.50%, 2/15/48 (4)	200	212
5.88%, 1/30/60 (4)	566	544
		2,929
Ecuador – 1.8%
Ecuador Government International Bond,
(Step to 5.50% on 7/31/22), 5.00%, 7/31/30 (6) (10)	246	204
0.00%, 7/31/30 (8) (10)	67	38
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.4%continued
Ecuador – 1.8%continued
(Step to 2.50% on 7/31/22), 1.00%, 7/31/35 (4) (6)	$73	$48
(Step to 2.50% on 7/31/22), 1.00%, 7/31/35 (6) (10)	2,279	1,495
(Step to 1.50% on 7/31/22), 0.50%, 7/31/40 (4) (6)	85	50
(Step to 1.50% on 7/31/22), 0.50%, 7/31/40 (6) (10)	778	455
		2,290
Egypt – 2.7%
Egypt Government Bond,
14.05%, 7/21/22 (EGP)	704	45
14.14%, 10/20/22 (EGP)	431	28
14.31%, 10/13/23 (EGP)	620	40
14.48%, 4/6/26 (EGP)	2,560	165
14.56%, 7/6/26 (EGP)	1,372	88
Egypt Government International Bond,
7.60%, 3/1/29 (4)	725	721
5.88%, 2/16/31 (4)	200	178
7.63%, 5/29/32 (4)	200	190
8.50%, 1/31/47 (4)	600	534
7.90%, 2/21/48 (4)	700	589
8.70%, 3/1/49 (4)	200	178
8.88%, 5/29/50 (4)	400	364
Egypt Treasury Bills,
11.78%, 2/8/22 (EGP)(11)	1,100	69
11.61%, 5/10/22 (EGP)(11)	3,125	192
		3,381
El Salvador – 0.4%
El Salvador Government International Bond,
8.63%, 2/28/29 (4)	402	245
8.25%, 4/10/32	79	48
7.65%, 6/15/35 (4)	39	22
7.63%, 2/1/41 (4)	150	83
7.12%, 1/20/50 (4)	300	163
		561
Gabon – 0.2%
Gabon Government International Bond,
6.63%, 2/6/31 (4)	200	195
Ghana – 0.8%
Ghana Government International Bond,
10.75%, 10/14/30 (4)	400	449
7.88%, 2/11/35 (4)	200	157

FIXED INCOME AND MONEY MARKET FUNDS    202    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.4%continued
Ghana – 0.8%continued
8.88%, 5/7/42 (4)	$200	$163
8.95%, 3/26/51 (4)	215	173
		942
Guatemala – 0.5%
Guatemala Government Bond,
5.38%, 4/24/32 (4)	375	418
6.13%, 6/1/50 (4)	200	229
		647
Honduras – 0.4%
Honduras Government International Bond,
6.25%, 1/19/27 (4)	150	162
5.63%, 6/24/30 (4)	300	312
		474
Hungary – 1.5%
Hungary Government Bond,
1.50%, 8/24/22 (HUF)	220,000	674
2.50%, 10/24/24 (HUF)	115,000	339
3.00%, 10/27/27 (HUF)	60,000	171
3.00%, 8/21/30 (HUF)	107,250	296
Hungary Government International Bond,
5.75%, 11/22/23	220	238
5.38%, 3/25/24	148	161
		1,879
India – 0.2%
Export-Import Bank of India,
4.00%, 1/14/23 (4)	200	205
Indonesia – 7.9%
Indonesia Asahan Aluminium Persero PT,
6.76%, 11/15/48 (4)	200	256
Indonesia Government International Bond,
8.50%, 10/12/35 (4)	100	160
6.63%, 2/17/37 (4)	550	767
7.75%, 1/17/38 (4)	200	305
5.25%, 1/17/42 (4)	850	1,064
5.13%, 1/15/45 (4)	200	248
5.95%, 1/8/46 (4)	200	276
5.25%, 1/8/47 (4)	200	256
Indonesia Treasury Bond,
6.50%, 6/15/25 (IDR)	1,793,000	133
8.38%, 9/15/26 (IDR)	5,775,000	458
7.00%, 5/15/27 (IDR)	2,449,000	184
6.13%, 5/15/28 (IDR)	1,382,000	99
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.4%continued
Indonesia – 7.9%continued
9.00%, 3/15/29 (IDR)	$3,155,000	$256
8.25%, 5/15/29 (IDR)	2,191,000	172
10.50%, 8/15/30 (IDR)	2,813,000	251
7.00%, 9/15/30 (IDR)	4,673,000	340
6.50%, 2/15/31 (IDR)	5,000,000	354
7.75%, 4/15/31 (IDR)	1,177,000	90
8.75%, 5/15/31 (IDR)	11,087,000	898
9.50%, 7/15/31 (IDR)	13,412,000	1,139
7.50%, 8/15/32 (IDR)	4,438,000	332
8.38%, 3/15/34 (IDR)	2,949,000	233
7.50%, 6/15/35 (IDR)	974,000	72
8.25%, 5/15/36 (IDR)	13,898,000	1,085
7.50%, 5/15/38 (IDR)	1,561,000	114
8.38%, 4/15/39 (IDR)	1,310,000	104
Perusahaan Penerbit SBSN Indonesia III,
4.55%, 3/29/26 (4)	200	224
		9,870
Ivory Coast – 0.9%
Ivory Coast Government International Bond,
5.88%, 10/17/31 (EUR)(4)	119	140
4.88%, 1/30/32 (EUR)(4)	102	112
5.75%, 12/31/32 (4)	89	89
6.13%, 6/15/33 (4)	540	570
6.88%, 10/17/40 (EUR)(4)	125	149
		1,060
Kazakhstan – 0.8%
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (4)	200	205
Kazakhstan Government International Bond,
8.05%, 5/20/24 (KZT)(4) (12)	150,000	333
6.50%, 7/21/45 (4)	200	287
KazMunayGas National Co. JSC,
5.38%, 4/24/30 (4)	200	234
		1,059
Kenya – 0.3%
Republic of Kenya Government International Bond,
6.88%, 6/24/24 (4)	300	318
Lebanon – 0.3%
Lebanon Government International Bond,
6.38%, 3/9/20 (4) (9)	267	28
5.80%, 4/14/20 (9)	188	20

NORTHERN FUNDS QUARTERLY REPORT     203    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.4%continued
Lebanon – 0.3%continued
6.15%, 6/19/20 (9)	$326	$35
8.25%, 4/12/21 (4) (9)	443	47
6.10%, 10/4/22 (4) (9)	645	69
6.00%, 1/27/23 (4) (9)	231	25
6.60%, 11/27/26 (4) (9)	97	10
6.85%, 3/23/27 (4) (9)	212	23
7.00%, 3/23/32 (4) (9)	143	16
7.05%, 11/2/35 (4) (9)	11	1
7.25%, 3/23/37 (4) (9)	349	39
		313
Malaysia – 3.1%
Malaysia Government Bond,
3.80%, 9/30/22 (MYR)	4,400	1,069
3.90%, 11/30/26 (MYR)	2,587	642
3.73%, 6/15/28 (MYR)	2,400	587
3.89%, 8/15/29 (MYR)	571	140
3.83%, 7/5/34 (MYR)	2,722	651
4.25%, 5/31/35 (MYR)	877	218
4.92%, 7/6/48 (MYR)	203	53
Malaysia Government Investment Issue,
3.47%, 10/15/30 (MYR)	454	108
Petronas Capital Ltd.,
4.55%, 4/21/50 (4)	200	247
3.40%, 4/28/61 (4)	200	205
		3,920
Mexico – 8.6%
Braskem Idesa S.A.P.I.,
7.45%, 11/15/29 (4)	230	238
Comision Federal de Electricidad,
8.18%, 12/23/27 (MXN)	2,060	96
Mexican Bonos,
8.00%, 12/7/23 (MXN)	16,320	808
10.00%, 12/5/24 (MXN)	12,900	675
5.75%, 3/5/26 (MXN)	2,800	129
7.50%, 6/3/27 (MXN)	31,240	1,531
8.50%, 5/31/29 (MXN)	12,234	633
7.75%, 5/29/31 (MXN)	6,000	297
7.75%, 11/23/34 (MXN)	2,740	135
10.00%, 11/20/36 (MXN)	10,440	613
8.50%, 11/18/38 (MXN)	12,330	635
7.75%, 11/13/42 (MXN)	5,000	237
Mexico Government International Bond,
4.75%, 4/27/32	1,000	1,131
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.4%continued
Mexico – 8.6%continued
6.05%, 1/11/40	$60	$75
4.75%, 3/8/44	38	41
5.55%, 1/21/45	114	136
3.77%, 5/24/61	425	391
3.75%, 4/19/71	200	180
5.75%, 10/12/10 (13)	424	489
Petroleos Mexicanos,
7.19%, 9/12/24 (MXN)(4)	3,090	143
5.95%, 1/28/31	415	403
6.70%, 2/16/32 (4)	29	29
6.75%, 9/21/47	770	683
6.35%, 2/12/48	160	137
7.69%, 1/23/50	445	429
6.95%, 1/28/60	396	354
		10,648
Mongolia – 0.3%
Development Bank of Mongolia LLC,
7.25%, 10/23/23 (4)	200	210
Mongolia Government International Bond,
5.63%, 5/1/23 (4)	200	206
Mongolian Mining Corp.,
2.34%, 4/1/22 (2) (3)	60	18
		434
Morocco – 0.4%
Morocco Government International Bond,
4.25%, 12/11/22 (4)	210	215
2.38%, 12/15/27 (4)	300	293
		508
Mozambique – 0.3%
Mozambique International Bond,
(Step to 9.00% on 9/15/23), 5.00%, 9/15/31 (4) (6)	500	425
Netherlands – 0.6%
Metinvest B.V.,
7.65%, 10/1/27 (4)	200	200
7.75%, 10/17/29 (4)	200	198
Petrobras Global Finance B.V.,
6.90%, 3/19/49	90	96
5.50%, 6/10/51	100	93
6.85%, 6/5/15 (14)	190	188
		775

FIXED INCOME AND MONEY MARKET FUNDS    204    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.4%continued
Nigeria – 0.9%
Nigeria Government International Bond,
6.13%, 9/28/28 (4)	$200	$193
8.75%, 1/21/31 (4)	200	210
7.70%, 2/23/38 (4)	200	186
7.63%, 11/28/47 (4)	200	180
8.25%, 9/28/51 (10)	200	187
8.25%, 9/28/51 (4)	200	188
		1,144
Oman – 1.3%
Oman Government International Bond,
5.63%, 1/17/28 (4)	200	212
6.00%, 8/1/29 (4)	200	216
6.50%, 3/8/47 (4)	420	418
6.75%, 1/17/48 (4)	711	725
		1,571
Pakistan – 1.2%
Pakistan Government International Bond,
8.25%, 4/15/24 (4)	400	427
6.88%, 12/5/27 (4)	281	284
7.38%, 4/8/31 (4)	590	588
Third Pakistan International Sukuk (The) Co. Ltd.,
5.63%, 12/5/22 (4)	200	204
		1,503
Panama – 0.8%
Panama Government International Bond,
8.88%, 9/30/27	449	604
9.38%, 4/1/29	73	104
6.70%, 1/26/36	88	118
4.30%, 4/29/53	200	215
		1,041
Papua New Guinea – 0.2%
Papua New Guinea Government International Bond,
8.38%, 10/4/28 (4)	200	201
Paraguay – 0.5%
Paraguay Government International Bond,
4.95%, 4/28/31 (4)	399	448
5.60%, 3/13/48 (4)	200	231
		679
Peru – 1.4%
Peru Government Bond,
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.4%continued
Peru – 1.4%continued
6.15%, 8/12/32 (PEN)	$1,300	$327
5.40%, 8/12/34 (PEN)	565	129
5.35%, 8/12/40 (PEN)	1,076	230
Peruvian Government International Bond,
7.35%, 7/21/25	118	141
6.95%, 8/12/31 (PEN)(4)	1,070	287
8.75%, 11/21/33	190	296
6.90%, 8/12/37 (PEN)(4)	167	43
5.63%, 11/18/50	119	167
2.78%, 12/1/60	131	115
3.23%, 7/28/21 (15)	75	64
		1,799
Philippines – 0.5%
Philippine Government International Bond,
10.63%, 3/16/25	78	102
9.50%, 2/2/30	131	203
7.75%, 1/14/31	100	145
6.38%, 10/23/34	100	139
		589
Poland – 2.3%
Republic of Poland Government Bond,
2.50%, 1/25/23 (PLN)	6,000	1,477
2.50%, 7/25/26 (PLN)	1,550	363
2.50%, 7/25/27 (PLN)	1,111	256
2.75%, 10/25/29 (PLN)	1,836	426
1.25%, 10/25/30 (PLN)	1,650	338
		2,860
Qatar – 1.9%
Qatar Energy,
3.13%, 7/12/41 (4)	400	405
Qatar Government International Bond,
3.25%, 6/2/26 (4)	200	213
4.00%, 3/14/29 (4)	450	508
3.75%, 4/16/30 (4)	596	670
5.10%, 4/23/48 (4)	225	305
4.82%, 3/14/49 (4)	200	263
		2,364
Romania – 2.2%
Romania Government Bond,
4.25%, 6/28/23 (RON)	850	195
5.80%, 7/26/27 (RON)	3,070	739
4.15%, 10/24/30 (RON)	920	197

NORTHERN FUNDS QUARTERLY REPORT     205    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.4%continued
Romania – 2.2%continued
Romanian Government International Bond,
6.75%, 2/7/22 (4)	$84	$84
4.38%, 8/22/23 (4)	168	177
3.62%, 5/26/30 (EUR)(4)	47	58
3.00%, 2/14/31 (4)	30	31
6.13%, 1/22/44 (4)	134	176
5.13%, 6/15/48 (4)	600	710
3.38%, 1/28/50 (EUR)(4)	182	196
4.00%, 2/14/51 (4)	212	213
		2,776
Russia – 3.8%
Russian Federal Bond - OFZ,
7.40%, 12/7/22 (RUB)	34,200	453
7.75%, 9/16/26 (RUB)	23,332	305
7.95%, 10/7/26 (RUB)	41,071	540
8.15%, 2/3/27 (RUB)	33,765	448
6.00%, 10/6/27 (RUB)	40,000	477
7.05%, 1/19/28 (RUB)	15,962	200
6.90%, 5/23/29 (RUB)	47,582	586
7.65%, 4/10/30 (RUB)	45,948	591
8.50%, 9/17/31 (RUB)	21,295	289
7.70%, 3/23/33 (RUB)	24,731	317
7.25%, 5/10/34 (RUB)	5,593	69
Russian Foreign Bond - Eurobond,
4.38%, 3/21/29 (4)	200	221
5.25%, 6/23/47 (4)	200	254
		4,750
Rwanda – 0.2%
Rwanda International Government Bond,
5.50%, 8/9/31 (4)	200	203
Saudi Arabia – 0.8%
Saudi Government International Bond,
5.00%, 4/17/49 (4)	200	254
5.25%, 1/16/50 (4)	200	264
3.75%, 1/21/55 (4)	200	215
3.45%, 2/2/61 (4)	200	203
		936
South Africa – 5.3%
Republic of South Africa Government Bond,
10.50%, 12/21/26 (ZAR)	2,869	199
8.00%, 1/31/30 (ZAR)	13,237	767
7.00%, 2/28/31 (ZAR)	2,231	118
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.4%continued
South Africa – 5.3%continued
8.25%, 3/31/32 (ZAR)	$38,752	$2,196
8.88%, 2/28/35 (ZAR)	6,561	370
6.25%, 3/31/36 (ZAR)	2,511	110
8.50%, 1/31/37 (ZAR)	16,264	863
6.50%, 2/28/41 (ZAR)	1,752	73
8.75%, 1/31/44 (ZAR)	1,295	68
8.75%, 2/28/48 (ZAR)	16,803	877
Republic of South Africa Government International Bond,
4.30%, 10/12/28	540	548
5.00%, 10/12/46	200	181
5.65%, 9/27/47	200	191
		6,561
Sri Lanka – 0.2%
Sri Lanka Government International Bond,
6.75%, 4/18/28 (4)	200	101
7.85%, 3/14/29 (4)	200	100
		201
Thailand – 2.6%
Thailand Government Bond,
2.40%, 12/17/23 (THB)	36,000	1,115
2.88%, 12/17/28 (THB)	1,593	52
3.78%, 6/25/32 (THB)	15,264	536
1.59%, 12/17/35 (THB)	5,970	164
3.40%, 6/17/36 (THB)	7,182	240
3.30%, 6/17/38 (THB)	30,606	1,011
2.00%, 6/17/42 (THB)	2,650	70
2.88%, 6/17/46 (THB)	1,156	35
3.60%, 6/17/67 (THB)	1,084	37
		3,260
Turkey – 1.5%
Turkey Government Bond,
12.60%, 10/1/25 (TRY)	570	32
10.60%, 2/11/26 (TRY)	838	42
11.00%, 2/24/27 (TRY)	1,087	51
11.70%, 11/13/30 (TRY)	570	25
Turkey Government International Bond,
3.25%, 3/23/23	200	194
5.75%, 3/22/24	200	195
5.13%, 2/17/28	300	268
5.88%, 6/26/31	205	182

FIXED INCOME AND MONEY MARKET FUNDS    206    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.4%continued
Turkey – 1.5%continued
4.88%, 4/16/43	$545	$417
5.75%, 5/11/47	535	432
		1,838
Ukraine – 2.9%
State Agency of Roads of Ukraine,
6.25%, 6/24/28 (4)	200	174
Ukraine Government Bond,
17.00%, 5/11/22 (UAH)	442	17
11.15%, 8/26/22 (UAH)	927	34
15.97%, 4/19/23 (UAH)	1,006	39
10.95%, 11/1/23 (UAH)	3,377	120
15.84%, 2/26/25 (UAH)	2,096	83
Ukraine Government International Bond,
7.75%, 9/1/23 (4)	100	98
8.99%, 2/1/24 (4)	200	200
15.84%, 2/26/25 (UAH)(4)	8,000	318
7.75%, 9/1/25 (4)	165	159
7.75%, 9/1/26 (4)	250	239
9.75%, 11/1/28 (4)	200	203
6.88%, 5/21/29 (4)	700	622
7.38%, 9/25/32 (4)	1,248	1,117
7.25%, 3/15/33 (4)	212	188
		3,611
United Arab Emirates – 0.5%
Abu Dhabi Government International Bond,
3.13%, 9/30/49 (4)	200	205
3.88%, 4/16/50 (4)	200	234
Emirate of Dubai Government International Bonds,
5.25%, 1/30/43 (4)	200	231
		670
United Kingdom – 1.1%
Standard Chartered Bank,
19.25%, 1/20/27 (GHS)(4) (5)	2,600	398
Tullow Oil PLC,
10.25%, 5/15/26 (4)	200	202
Vedanta Resources Finance II PLC,
13.88%, 1/21/24 (4)	200	212
8.95%, 3/11/25 (4)	200	195
Vedanta Resources Ltd.,
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.4%continued
United Kingdom – 1.1%continued
6.38%, 7/30/22 (4)	$210	$208
6.13%, 8/9/24 (4)	200	174
		1,389
Uruguay – 1.2%
Uruguay Government International Bond,
8.50%, 3/15/28 (UYU)(4)	3,171	70
4.38%, 12/15/28 (UYU)	601	36
8.25%, 5/21/31 (UYU)	13,065	283
7.88%, 1/15/33	51	75
7.63%, 3/21/36	99	150
3.88%, 7/2/40 (UYU)	13,234	383
4.13%, 11/20/45	89	106
5.10%, 6/18/50	101	133
4.98%, 4/20/55	177	232
		1,468
Uzbekistan – 0.7%
Republic of Uzbekistan International Bond,
14.50%, 11/25/23 (UZS)(4)	4,230,000	402
4.75%, 2/20/24 (4)	200	208
5.38%, 2/20/29 (4)	200	213
		823
Venezuela – 0.3%
Petroleos de Venezuela S.A.,
8.50%, 10/27/20 (4) (9) (12)	1,480	237
9.00%, 11/17/21 (4) (9) (12)	172	6
12.75%, 2/17/22 (4) (9) (12)	92	4
5.38%, 4/12/27 (4) (9) (12)	77	3
9.75%, 5/17/35 (4) (9) (12)	222	9
Venezuela Government International Bond,
7.75%, 10/13/19 (4) (9) (12)	72	4
12.75%, 8/23/22 (4) (9) (12)	151	9
9.00%, 5/7/23 (4) (9) (12)	62	4
8.25%, 10/13/24 (4) (9) (12)	141	8
11.75%, 10/21/26 (4) (9) (12)	632	38
9.25%, 9/15/27 (9)	186	11
9.25%, 5/7/28 (4) (9) (12)	102	6
11.95%, 8/5/31 (4) (9) (12)	1,045	63
		402
Vietnam – 0.4%
Viet Nam Debt & Asset Trading Corp.,
1.00%, 10/10/25 (4)	300	273

NORTHERN FUNDS QUARTERLY REPORT     207    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 94.4%continued
Vietnam – 0.4%continued
Vietnam Government International Bond,
4.80%, 11/19/24 (4)	$200	$216
		489
Zambia – 0.6%
Zambia Government International Bond,
5.38%, 9/20/22 (4) (9)	785	590
8.97%, 7/30/27 (4) (9)	200	156
		746
Total Foreign Issuer Bonds
(Cost $132,471)		117,476

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 9.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(16) (17)	12,278,880	$12,279
Total Investment Companies
(Cost $12,279)		12,279

Total Investments – 105.0%
(Cost $145,574)		130,629
Liabilities less Other Assets – (5.0%)		(6,194)
Net Assets – 100.0%		$124,435

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Perpetual bond. Maturity date represents next call date.
(3)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(4)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(5)	Level 3 asset.
(6)	Step coupon bond. Rate as of December 31, 2021 is disclosed.
(7)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2021.
(8)	Zero coupon bond.
(9)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(10)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(11)	Discount rate at the time of purchase.
(12)	Restricted security that has been deemed illiquid. At December 31, 2021, the value of these restricted illiquid securities amounted to approximately $724,000 or 0.6% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Kazakhstan Government International Bond, 8.05%, 5/20/24	6/25/21	$341
Petroleos de Venezuela S.A., 5.38%, 4/12/27	7/19/16-6/14/17	30
Petroleos de Venezuela S.A., 8.50%, 10/27/20	4/4/17-11/14/18	1,199
Petroleos de Venezuela S.A., 9.00%, 11/17/21	1/19/16-6/14/17	100
Petroleos de Venezuela S.A., 9.75%, 5/17/35	6/20/16-6/14/17	105
Petroleos de Venezuela S.A., 12.75%, 2/17/22	3/10/16-6/14/17	51
Venezuela Government International Bond, 7.75%, 10/13/19	6/14/17-8/11/17	43
Venezuela Government International Bond, 8.25%, 10/13/24	6/14/17-8/11/17	63
Venezuela Government International Bond, 9.00%, 5/7/23	6/14/17-8/11/17	29
Venezuela Government International Bond, 9.25%, 5/7/28	8/11/17-5/15/18	31
Venezuela Government International Bond, 11.75%, 10/21/26	3/3/17-11/13/17	333
Venezuela Government International Bond, 11.95%, 8/5/31	3/3/17-7/27/18	480
Venezuela Government International Bond, 12.75%, 8/23/22	4/29/16-7/27/18	49

(13)	Century bond maturing in 2110.
(14)	Century bond maturing in 2115.
(15)	Century bond maturing in 2121.
(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(17)	7-day current yield as of December 31, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

10Y – 10 Year

FIXED INCOME AND MONEY MARKET FUNDS    208    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
B.V. – Besloten Vennootschap (Dutch: Private Limited Liability Company)

CETIP – Central of Custody and Financial Settlement of Securities

CFETS – China Foreign Exchange Trade System

CMT – Constant Maturity

LLC – Limited Liability Company

PLC – Public Limited Company

S.A. – Société Anonyme (French: Public Limited Company)

SBSN – Surat Berharga Syariah Negara

USD – United States Dollar

BRL - Brazilian Real

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan Renminbi

COP - Colombian Peso

CZK - Czech Koruna

EGP - Egyptian Pound

EUR - Euro

GHS - Ghanaian Cedi

HUF - Hungarian Forint

IDR - Indonesian Rupiah

KZT - Kazakhstan Tenge

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

UAH - Ukraine Hryvnia

UYU - Uruguayan Peso

UZS - Uzbekistan Som

ZAR - South African Rand
At December 31, 2021, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Barclays	Chilean Peso	17,034	United States Dollar	20	1/31/22	$—*
Barclays	Egyptian Pound	636	United States Dollar	40	3/1/22	—*
Barclays	South African Rand	5,664	United States Dollar	371	1/12/22	17
Barclays	South African Rand	4,178	United States Dollar	279	2/9/22	19
Barclays	United States Dollar	450	Brazilian Real	2,541	1/4/22	6
Barclays	United States Dollar	213	Chinese Offshore Yuan	1,361	2/10/22	1
Barclays	United States Dollar	19	Hungarian Forint	6,223	1/31/22	—*
Barclays	United States Dollar	109	Indonesian Rupiah	1,552,000	1/31/22	—*
Barclays	United States Dollar	25	Polish Zloty	103	1/31/22	—*
Barclays	United States Dollar	24	Romanian Leu	107	1/31/22	—*
Barclays	United States Dollar	316	Thai Baht	10,685	3/16/22	4
BNP	Chilean Peso	142,583	United States Dollar	173	1/31/22	6
BNP	Colombian Peso	1,061,841	United States Dollar	276	1/31/22	16
BNP	Euro	643	United States Dollar	745	1/12/22	13
BNP	South African Rand	951	United States Dollar	60	1/12/22	1
BNP	United States Dollar	102	Brazilian Real	570	1/4/22	—*
BNP	United States Dollar	824	Chinese Offshore Yuan	5,303	2/10/22	8
BNP	United States Dollar	250	Czech Koruna	5,519	3/31/22	—*
BNP	United States Dollar	22	Indonesian Rupiah	306,720	1/12/22	—*
BNP	United States Dollar	100	Indonesian Rupiah	1,434,610	1/31/22	1
BNP	United States Dollar	606	Mexican Peso	12,587	1/31/22	6
BNP	United States Dollar	387	Thai Baht	13,059	3/16/22	4
JPMorgan Chase	Colombian Peso	336,363	United States Dollar	83	1/31/22	1
JPMorgan Chase	Turkish Lira	1,205	United States Dollar	100	1/31/22	11
JPMorgan Chase	United States Dollar	735	Brazilian Real	4,109	1/4/22	3
JPMorgan Chase	United States Dollar	122	Brazilian Real	704	2/2/22	3

NORTHERN FUNDS QUARTERLY REPORT     209    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
JPMorgan Chase	United States Dollar	12	Czech Koruna	269	1/31/22	$—*
JPMorgan Chase	United States Dollar	154	Egyptian Pound	2,500	3/1/22	2
JPMorgan Chase	United States Dollar	169	Mexican Peso	3,533	1/31/22	2
JPMorgan Chase	United States Dollar	15	Romanian Leu	66	1/31/22	—*
Merrill Lynch	Ukraine Hryvnia	557	United States Dollar	20	3/9/22	—*
Merrill Lynch	United States Dollar	437	Czech Koruna	9,681	2/28/22	3
Merrill Lynch	United States Dollar	22	Indonesian Rupiah	309,126	1/31/22	—*
Merrill Lynch	United States Dollar	457	South African Rand	7,347	1/12/22	3
Morgan Stanley	Polish Zloty	394	United States Dollar	100	1/31/22	3
Morgan Stanley	Russian Ruble	17,020	United States Dollar	230	1/31/22	4
Morgan Stanley	United States Dollar	22	Euro	20	1/12/22	—*
Morgan Stanley	United States Dollar	48	Mexican Peso	1,044	1/31/22	3
Morgan Stanley	United States Dollar	32	Ukraine Hryvnia	891	3/9/22	—*
Satander	United States Dollar	165	Brazilian Real	938	1/4/22	3
Standard Chartered Bank	Chilean Peso	142,595	United States Dollar	173	1/31/22	6
Standard Chartered Bank	Russian Ruble	4,457	United States Dollar	60	1/31/22	1
Standard Chartered Bank	South African Rand	2,374	United States Dollar	150	1/12/22	1
Standard Chartered Bank	United States Dollar	96	Chinese Offshore Yuan	612	2/10/22	—*
Standard Chartered Bank	United States Dollar	25	Czech Koruna	556	1/31/22	—*
Standard Chartered Bank	United States Dollar	181	Indonesian Rupiah	2,577,762	1/31/22	1
Subtotal Appreciation						152
Barclays	Brazilian Real	2,541	United States Dollar	455	1/4/22	(1)
Barclays	Indonesian Rupiah	4,030,808	United States Dollar	280	1/31/22	(3)
Barclays	Mexican Peso	2,939	United States Dollar	143	1/31/22	—*
Barclays	Romanian Leu	307	United States Dollar	70	1/31/22	(1)
Barclays	Thai Baht	3,900	United States Dollar	116	1/31/22	(1)
Barclays	United States Dollar	815	Russian Ruble	60,229	1/31/22	(15)
Barclays	United States Dollar	278	Russian Ruble	20,122	2/28/22	(12)
Barclays	United States Dollar	233	South African Rand	3,641	1/12/22	(5)
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	Brazilian Real	570	United States Dollar	101	1/4/22	$(1)
BNP	Brazilian Real	1,312	United States Dollar	230	2/2/22	(4)
BNP	Chinese Offshore Yuan	1,172	United States Dollar	183	2/10/22	(1)
BNP	Czech Koruna	868	United States Dollar	39	1/31/22	(1)
BNP	Indonesian Rupiah	306,720	United States Dollar	21	1/31/22	—*
BNP	Peruvian Nuevo Sol	202	United States Dollar	50	1/31/22	(1)
BNP	Polish Zloty	142	United States Dollar	34	1/31/22	(1)
BNP	Thai Baht	1,797	United States Dollar	53	1/31/22	—*
BNP	United States Dollar	479	Hungarian Forint	142,159	1/31/22	(42)
BNP	United States Dollar	587	Polish Zloty	2,316	1/31/22	(13)
BNP	United States Dollar	58	Russian Ruble	4,202	1/31/22	(3)
BNP	United States Dollar	130	Thai Baht	4,324	2/28/22	(1)
Citibank	Czech Koruna	1,982	United States Dollar	90	1/31/22	—*
Citibank	Indonesian Rupiah	4,520,420	United States Dollar	317	1/31/22	(1)
Citibank	Polish Zloty	163	United States Dollar	40	1/31/22	—*
Citibank	United States Dollar	180	Chilean Peso	143,222	1/31/22	(13)
Citibank	United States Dollar	401	Czech Koruna	8,712	1/31/22	(4)
Citibank	United States Dollar	251	Czech Koruna	5,519	3/31/22	—*
Citibank	United States Dollar	206	South African Rand	3,260	1/12/22	(2)
JPMorgan Chase	Brazilian Real	4,109	United States Dollar	727	1/4/22	(10)
JPMorgan Chase	Egyptian Pound	904	United States Dollar	56	3/1/22	(1)
JPMorgan Chase	Hungarian Forint	9,853	United States Dollar	30	1/31/22	—*
JPMorgan Chase	Indonesian Rupiah	306,720	United States Dollar	21	1/12/22	—*
JPMorgan Chase	Mexican Peso	1,244	United States Dollar	60	1/31/22	(1)
JPMorgan Chase	Russian Ruble	12,207	United States Dollar	162	1/31/22	—*
JPMorgan Chase	United States Dollar	180	Chilean Peso	143,393	1/31/22	(12)
JPMorgan Chase	United States Dollar	589	Polish Zloty	2,316	1/31/22	(16)
JPMorgan Chase	United States Dollar	125	Romanian Leu	535	1/31/22	(2)
JPMorgan Chase	United States Dollar	260	Russian Ruble	19,452	1/31/22	(2)

FIXED INCOME AND MONEY MARKET FUNDS    210    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
JPMorgan Chase	United States Dollar	142	Thai Baht	4,686	2/28/22	$(1)
JPMorgan Chase	United States Dollar	187	Thai Baht	6,195	3/16/22	(2)
JPMorgan Chase	United States Dollar	114	Turkish Lira	1,254	1/31/22	(21)
Merrill Lynch	Mexican Peso	11,325	United States Dollar	543	1/31/22	(8)
Merrill Lynch	United States Dollar	185	Chilean Peso	153,904	1/31/22	(5)
Merrill Lynch	United States Dollar	592	Hungarian Forint	185,905	2/28/22	(22)
Merrill Lynch	United States Dollar	215	Indonesian Rupiah	3,059,291	1/31/22	—*
Merrill Lynch	United States Dollar	306	Peruvian Nuevo Sol	1,213	1/31/22	(2)
Merrill Lynch	United States Dollar	809	Polish Zloty	3,205	2/28/22	(17)
Merrill Lynch	United States Dollar	745	Russian Ruble	53,608	2/28/22	(37)
Merrill Lynch	United States Dollar	582	Russian Ruble	42,849	3/31/22	(21)
Merrill Lynch	United States Dollar	297	Thai Baht	9,761	2/28/22	(5)
Morgan Stanley	Chilean Peso	25,774	United States Dollar	30	1/31/22	—*
Morgan Stanley	Chinese Offshore Yuan	1,839	United States Dollar	287	2/10/22	(1)
Morgan Stanley	Czech Koruna	5,422	United States Dollar	243	1/31/22	(4)
Morgan Stanley	Hungarian Forint	29,469	United States Dollar	90	1/31/22	(1)
Morgan Stanley	Mexican Peso	3,334	United States Dollar	158	1/31/22	(4)
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Morgan Stanley	Polish Zloty	492	United States Dollar	120	1/31/22	$(2)
Morgan Stanley	South African Rand	1,624	United States Dollar	101	1/12/22	(1)
Morgan Stanley	United States Dollar	107	Thai Baht	3,559	1/31/22	—*
Morgan Stanley	United States Dollar	123	Turkish Lira	1,309	1/31/22	(26)
Satander	Brazilian Real	938	United States Dollar	168	1/4/22	—*
Standard Chartered Bank	Chinese Offshore Yuan	447	United States Dollar	70	2/10/22	—*
Standard Chartered Bank	Malaysian Ringgit	680	United States Dollar	163	1/31/22	(1)
Standard Chartered Bank	Peruvian Nuevo Sol	714	United States Dollar	176	1/31/22	(3)
Standard Chartered Bank	Thai Baht	3,349	United States Dollar	100	1/31/22	—*
Standard Chartered Bank	United States Dollar	57	Philippine Peso	2,909	1/31/22	—*
Standard Chartered Bank	United States Dollar	215	Romanian Leu	927	2/28/22	(3)
Standard Chartered Bank	United States Dollar	38	Russian Ruble	2,807	1/31/22	(1)
Standard Chartered Bank	United States Dollar	59	South African Rand	902	2/9/22	(2)
Standard Chartered Bank	United States Dollar	152	Thai Baht	5,060	1/31/22	(1)
Subtotal Depreciation						(361)
Total						$(209)

*	Amount rounds to less than one thousand.

As of December 31, 2021, the Fund had the following bilateral interest rate swap agreements outstanding:
COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP	Kuala Lumpur Interbank Offered Rate 3 Month(1)	3.94%(1)	2,500,000	MYR	4/20/22	$6	$—	$6
Total								$6

(1)	Payment frequency is quarterly.
As of December 31, 2021, the Fund had the following centrally cleared interest rate swap agreements outstanding:
PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Brazil CETIP InterBank Deposit Rate(1)	10.95(1)	9,614,974	BRL	1/2/25	$31	$—	$31
CFETS China Fixing Repo Rates 7 Day(2)	2.65(2)	4,500,000	CNY	12/16/25	9	—	9
NORTHERN FUNDS QUARTERLY REPORT     211    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued	December 31, 2021 (UNAUDITED)
PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
CFETS China Fixing Repo Rates 7 Day(2)	2.66(2)	1,260,000	CNY	12/17/25	$2	$—	$2
Subtotal Appreciation							42
Total							$42

(1)	Payment Frequency is at maturity.
(2)	Payment frequency is quarterly.
At December 31, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	60.1%
Indonesian Rupiah	5.1
All other currencies less than 5%	39.8
Total Investments	105.0
Liabilities less Other Assets	(5.0)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Convertible Bonds	$—	$72	$—	$72
Corporate Bonds	—	—	802	802
Foreign Issuer Bonds:
United Kingdom	—	991	398	1,389
All Other Countries(1)	—	116,087	—	116,087
Total Foreign Issuer Bonds	—	117,078	398	117,476
Investment Companies	12,279	—	—	12,279
Total Investments	$12,279	$117,150	$1,200	$130,629
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$152	$—	$152
Bilateral Interest Rate Swap Agreements	—	6	—	6
Centrally Cleared Interest Rate Swap Agreements	—	42	—	42
Liabilities
Forward Foreign Currency Exchange Contracts	—	(361)	—	(361)
Total Other Financial Instruments	$—	$(161)	$—	$(161)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$5,681	$74,586	$67,988	$1	$12,279	12,278,880
FIXED INCOME AND MONEY MARKET FUNDS    212    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 0.3%
Cable & Satellite – 0.3%
DISH Network Corp.,
3.38%, 8/15/26	$440	$416
Exploration & Production – 0.0%
Gulfport Energy Corp.,
10.00%, 2/22/22(1) (2) (3) (4) (5) (6)	—	24
Wireless Telecommunications Services – 0.0%
Digicel Group Holdings Ltd.,
7.00%, 2/7/22(1) (4) (5)	8	7
Total Convertible Bonds
(Cost $411)		447

CORPORATE BONDS – 71.9%
Advertising & Marketing – 0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 8/15/27 (1)	75	77
4.25%, 1/15/29 (1)	25	25
		102
Aerospace & Defense – 1.5%
BWX Technologies, Inc.,
4.13%, 4/15/29 (1)	25	25
Howmet Aerospace, Inc.,
5.13%, 10/1/24	50	54
5.90%, 2/1/27	25	29
5.95%, 2/1/37	100	118
Spirit AeroSystems, Inc.,
5.50%, 1/15/25 (1)	25	26
7.50%, 4/15/25 (1)	170	178
4.60%, 6/15/28	25	25
TransDigm, Inc.,
6.25%, 3/15/26 (1)	250	260
6.38%, 6/15/26	295	303
7.50%, 3/15/27	100	104
5.50%, 11/15/27	555	572
4.63%, 1/15/29	25	25
4.88%, 5/1/29	940	944
Triumph Group, Inc.,
8.88%, 6/1/24 (1)	19	21
7.75%, 8/15/25	25	25
		2,709
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Airlines – 0.3%
American Airlines Group, Inc.,
3.75%, 3/1/25 (1)	$90	$84
American Airlines, Inc.,
11.75%, 7/15/25 (1)	75	93
Delta Air Lines, Inc.,
7.38%, 1/15/26	25	29
United Airlines Holdings, Inc.,
4.25%, 10/1/22	50	51
United Airlines Pass Through Trust, Series 2020-1, Class A,
5.88%, 10/15/27	22	25
United Airlines Pass Through Trust, Series 2020-1, Class B,
4.88%, 1/15/26	144	150
United Airlines, Inc.,
4.38%, 4/15/26 (1)	25	26
4.63%, 4/15/29 (1)	50	52
		510
Apparel & Textile Products – 0.1%
Crocs, Inc.,
4.25%, 3/15/29 (1)	80	79
4.13%, 8/15/31 (1)	115	112
Kontoor Brands, Inc.,
4.13%, 11/15/29 (1)	25	25
		216
Auto Parts Manufacturing – 1.5%
Adient U.S. LLC,
9.00%, 4/15/25 (1)	50	53
Cooper-Standard Automotive, Inc.,
13.00%, 6/1/24 (1)	25	27
5.63%, 11/15/26 (1)	50	41
Dana, Inc.,
4.50%, 2/15/32	135	135
Dealer Tire LLC/DT Issuer LLC,
8.00%, 2/1/28 (1)	45	47
Dornoch Debt Merger Sub, Inc.,
6.63%, 10/15/29 (1)	540	533
Goodyear Tire & Rubber (The) Co.,
9.50%, 5/31/25	175	189
5.00%, 5/31/26	85	87
5.00%, 7/15/29 (1)	130	140
5.25%, 4/30/31	165	179
5.25%, 7/15/31 (1)	125	136

NORTHERN FUNDS QUARTERLY REPORT     213    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Auto Parts Manufacturing – 1.5%continued
Real Hero Merger Sub 2, Inc.,
6.25%, 2/1/29 (1)	$540	$539
Tenneco, Inc.,
5.38%, 12/15/24	25	25
5.00%, 7/15/26	75	72
7.88%, 1/15/29 (1)	75	81
5.13%, 4/15/29 (1)	50	49
Wheel Pros, Inc.,
6.50%, 5/15/29 (1)	535	514
		2,847
Automobiles Manufacturing – 2.6%
Ford Motor Co.,
9.00%, 4/22/25	200	245
9.63%, 4/22/30	1,175	1,720
7.45%, 7/16/31	565	765
3.25%, 2/12/32	300	307
4.75%, 1/15/43	240	265
5.29%, 12/8/46	180	212
Ford Motor Credit Co. LLC,
5.13%, 6/16/25	200	217
5.11%, 5/3/29	605	687
4.00%, 11/13/30	200	215
3.63%, 6/17/31	200	210
		4,843
Cable & Satellite – 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	450	468
4.75%, 3/1/30 (1)	385	400
4.50%, 8/15/30 (1)	320	327
4.25%, 2/1/31 (1)	265	267
4.50%, 5/1/32	310	319
4.50%, 6/1/33 (1)	100	102
4.25%, 1/15/34 (1)	175	172
CSC Holdings LLC,
7.50%, 4/1/28 (1)	665	713
5.75%, 1/15/30 (1)	1,260	1,255
4.63%, 12/1/30 (1)	200	189
4.50%, 11/15/31 (1)	200	198
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	250	256
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Cable & Satellite – 3.8%continued
DISH DBS Corp.,
5.88%, 11/15/24	$25	$26
5.25%, 12/1/26 (1)	205	208
7.38%, 7/1/28	180	182
5.75%, 12/1/28 (1)	75	76
5.13%, 6/1/29	215	196
GCI LLC,
4.75%, 10/15/28 (1)	25	26
Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 8/15/27 (1)	50	52
Radiate Holdco LLC/Radiate Finance, Inc.,
4.50%, 9/15/26 (1)	25	25
6.50%, 9/15/28 (1)	220	221
Sirius XM Radio, Inc.,
3.13%, 9/1/26 (1)	75	75
5.00%, 8/1/27 (1)	400	416
5.50%, 7/1/29 (1)	338	364
4.13%, 7/1/30 (1)	372	372
3.88%, 9/1/31 (1)	255	250
		7,155
Casinos & Gaming – 1.7%
Affinity Gaming,
6.88%, 12/15/27 (1)	50	52
Boyd Gaming Corp.,
8.63%, 6/1/25 (1)	41	44
4.75%, 6/15/31 (1)	240	245
Caesars Entertainment, Inc.,
6.25%, 7/1/25 (1)	165	173
8.13%, 7/1/27 (1)	175	194
4.63%, 10/15/29 (1)	240	240
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.75%, 7/1/25 (1)	90	94
Churchill Downs, Inc.,
5.50%, 4/1/27 (1)	50	52
4.75%, 1/15/28 (1)	25	26
Everi Holdings, Inc.,
5.00%, 7/15/29 (1)	25	25
Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	100	105

FIXED INCOME AND MONEY MARKET FUNDS    214    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Casinos & Gaming – 1.7%continued
Golden Entertainment, Inc.,
7.63%, 4/15/26 (1)	$125	$131
Jacobs Entertainment, Inc.,
7.88%, 2/1/24 (1)	75	76
MGM Resorts International,
6.00%, 3/15/23	125	131
5.50%, 4/15/27	33	35
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	180	181
Mohegan Gaming & Entertainment,
7.88%, 10/15/24 (1)	75	78
8.00%, 2/1/26 (1)	75	79
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.,
8.50%, 11/15/27 (1)	25	27
Penn National Gaming, Inc.,
4.13%, 7/1/29 (1)	25	24
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.63%, 9/1/29 (1)	50	50
5.88%, 9/1/31 (1)	100	100
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/1/26 (1)	105	106
Scientific Games International, Inc.,
8.63%, 7/1/25 (1)	25	27
8.25%, 3/15/26 (1)	60	63
7.00%, 5/15/28 (1)	125	133
7.25%, 11/15/29 (1)	25	28
Station Casinos LLC,
4.63%, 12/1/31 (1)	25	25
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25 (1)	616	634
5.25%, 5/15/27 (1)	50	51
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/1/29 (1)	25	25
		3,254
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Chemicals – 1.4%
Avient Corp.,
5.75%, 5/15/25 (1)	$50	$52
Chemours (The) Co.,
4.63%, 11/15/29 (1)	25	25
Cornerstone Chemical Co.,
6.75%, 8/15/24 (1)	50	45
CVR Partners L.P./CVR Nitrogen Finance Corp.,
6.13%, 6/15/28 (1)	25	26
HB Fuller Co.,
4.25%, 10/15/28	130	134
Hexion, Inc.,
7.88%, 7/15/27 (1)	170	179
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	25	27
Innophos Holdings, Inc.,
9.38%, 2/15/28 (1)	50	54
Iris Holdings, Inc.,
8.75%, (100% Cash), 2/15/26 (1) (5)	25	25
LSB Industries, Inc.,
6.25%, 10/15/28 (1)	25	26
LSF11 A5 HoldCo LLC,
6.63%, 10/15/29 (1)	25	25
Minerals Technologies, Inc.,
5.00%, 7/1/28 (1)	25	26
Olin Corp.,
5.63%, 8/1/29	100	108
Olympus Water U.S. Holding Corp.,
4.25%, 10/1/28 (1)	200	199
Polar U.S. Borrower LLC/Schenectady International Group, Inc.,
6.75%, 5/15/26 (1)	25	25
SCIH Salt Holdings, Inc.,
4.88%, 5/1/28 (1)	295	283
6.63%, 5/1/29 (1)	295	276
SCIL IV LL/SCIL USA Holdings LLC,
5.38%, 11/1/26 (1)	200	205
TPC Group, Inc.,
10.50%, 8/1/24 (1)	50	36
Tronox, Inc.,
6.50%, 5/1/25 (1)	50	53
4.63%, 3/15/29 (1)	180	180

NORTHERN FUNDS QUARTERLY REPORT     215    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Chemicals – 1.4%continued
Unifrax Escrow Issuer Corp.,
7.50%, 9/30/29 (1)	$25	$25
Univar Solutions U.S.A., Inc.,
5.13%, 12/1/27 (1)	295	308
WR Grace Holdings LLC,
4.88%, 6/15/27 (1)	50	51
5.63%, 8/15/29 (1)	265	271
		2,664
Coal Operations – 0.0%
Murray Energy Corp.,
12.00%, 4/15/24(1) (2) (7) (8)	486	—
Commercial Finance – 0.1%
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/1/25 (1)	50	52
9.75%, 8/1/27 (1)	50	56
5.50%, 5/1/28 (1)	50	51
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.,
6.38%, 12/15/22 (1)	50	50
		209
Communications Equipment – 1.3%
CommScope Technologies LLC,
6.00%, 6/15/25 (1)	312	312
5.00%, 3/15/27 (1)	410	383
CommScope, Inc.,
8.25%, 3/1/27 (1)	340	349
7.13%, 7/1/28 (1)	235	231
4.75%, 9/1/29 (1)	100	99
Viasat, Inc.,
5.63%, 9/15/25 (1)	420	422
6.50%, 7/15/28 (1)	600	602
		2,398
Construction Materials Manufacturing – 0.2%
Advanced Drainage Systems, Inc.,
5.00%, 9/30/27 (1)	25	26
New Enterprise Stone & Lime Co., Inc.,
5.25%, 7/15/28 (1)	50	51
9.75%, 7/15/28 (1)	75	80
SRM Escrow Issuer LLC,
6.00%, 11/1/28 (1)	75	80
Standard Industries, Inc.,
4.38%, 7/15/30 (1)	100	102
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Construction Materials Manufacturing – 0.2%continued
Summit Materials LLC/Summit Materials Finance Corp.,
5.25%, 1/15/29 (1)	$50	$52
		391
Consumer Finance – 1.6%
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (4) (9)	50	52
Blackstone Mortgage Trust, Inc.,
3.75%, 1/15/27 (1)	50	50
Enact Holdings, Inc.,
6.50%, 8/15/25 (1)	50	55
FirstCash, Inc.,
4.63%, 9/1/28 (1)	50	50
5.63%, 1/1/30 (1)	25	25
Freedom Mortgage Corp.,
7.63%, 5/1/26 (1)	50	51
6.63%, 1/15/27 (1)	100	98
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	50	50
4.75%, 6/15/29 (1)	25	26
LFS Topco LLC,
5.88%, 10/15/26 (1)	100	103
MGIC Investment Corp.,
5.25%, 8/15/28	175	184
MoneyGram International, Inc.,
5.38%, 8/1/26 (1)	90	91
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27 (1)	25	26
5.50%, 8/15/28 (1)	75	77
5.13%, 12/15/30 (1)	25	25
5.75%, 11/15/31 (1)	25	25
Navient Corp.,
6.13%, 3/25/24	75	80
6.75%, 6/25/25	150	165
6.75%, 6/15/26	50	55
5.00%, 3/15/27	50	51
5.50%, 3/15/29	75	75
5.63%, 8/1/33	25	24
OneMain Finance Corp.,
5.63%, 3/15/23	65	68

FIXED INCOME AND MONEY MARKET FUNDS    216    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Consumer Finance – 1.6%continued
6.88%, 3/15/25	$25	$28
7.13%, 3/15/26	380	433
3.50%, 1/15/27	215	213
6.63%, 1/15/28	75	84
5.38%, 11/15/29	120	131
PennyMac Financial Services, Inc.,
4.25%, 2/15/29 (1)	50	48
5.75%, 9/15/31 (1)	25	25
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	50	51
SLM Corp.,
3.13%, 11/2/26	75	74
Starwood Property Trust, Inc.,
3.75%, 12/31/24 (1)	25	25
3.63%, 7/15/26 (1)	115	114
United Wholesale Mortgage LLC,
5.75%, 6/15/27 (1)	25	25
5.50%, 4/15/29 (1)	50	49
World Acceptance Corp.,
7.00%, 11/1/26 (1)	165	165
		2,971
Consumer Products – 0.3%
Central Garden & Pet Co.,
4.13%, 10/15/30	25	25
4.13%, 4/30/31 (1)	25	25
Edgewell Personal Care Co.,
5.50%, 6/1/28 (1)	75	80
4.13%, 4/1/29 (1)	50	50
Energizer Holdings, Inc.,
4.75%, 6/15/28 (1)	90	92
4.38%, 3/31/29 (1)	90	88
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
5.00%, 12/31/26 (1)	25	25
7.00%, 12/31/27 (1)	25	23
Spectrum Brands, Inc.,
5.75%, 7/15/25	2	2
5.50%, 7/15/30 (1)	125	134
3.88%, 3/15/31 (1)	25	25
		569
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Consumer Services – 1.8%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	$250	$246
4.88%, 7/15/32 (1)	25	26
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26 (1)	125	131
9.75%, 7/15/27 (1)	50	53
6.00%, 6/1/29 (1)	200	195
AMN Healthcare, Inc.,
4.63%, 10/1/27 (1)	25	26
4.00%, 4/15/29 (1)	100	101
APX Group, Inc.,
6.75%, 2/15/27 (1)	240	252
5.75%, 7/15/29 (1)	255	251
Aramark Services, Inc.,
5.00%, 4/1/25 (1)	65	66
6.38%, 5/1/25 (1)	50	52
5.00%, 2/1/28 (1)	210	217
ASGN, Inc.,
4.63%, 5/15/28 (1)	300	311
Carriage Services, Inc.,
4.25%, 5/15/29 (1)	485	483
Korn Ferry,
4.63%, 12/15/27 (1)	245	252
Prime Security Services Borrower LLC/Prime Finance, Inc.,
5.25%, 4/15/24 (1)	25	27
5.75%, 4/15/26 (1)	155	166
6.25%, 1/15/28 (1)	375	391
PROG Holdings, Inc.,
6.00%, 11/15/29 (1)	25	26
Service Corp. International,
4.00%, 5/15/31	50	51
TKC Holdings, Inc.,
10.50%, 5/15/29 (1)	25	27
WASH Multifamily Acquisition, Inc.,
5.75%, 4/15/26 (1)	25	26
		3,376
Containers & Packaging – 1.5%
Greif, Inc.,
6.50%, 3/1/27 (1)	50	52
LABL, Inc.,
6.75%, 7/15/26 (1)	440	454

NORTHERN FUNDS QUARTERLY REPORT     217    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Containers & Packaging – 1.5%continued
5.88%, 11/1/28 (1)	$25	$26
8.25%, 11/1/29 (1)	25	25
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (1)	175	176
Owens-Brockway Glass Container, Inc.,
6.63%, 5/13/27 (1)	25	26
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
4.38%, 10/15/28 (1)	105	104
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LLC,
4.00%, 10/15/27 (1)	175	170
Sealed Air Corp.,
4.00%, 12/1/27 (1)	25	26
Trident TPI Holdings, Inc.,
9.25%, 8/1/24 (1)	725	758
6.63%, 11/1/25 (1)	865	867
TriMas Corp.,
4.13%, 4/15/29 (1)	50	50
		2,734
Department Stores – 0.1%
Macy's Retail Holdings LLC,
5.88%, 4/1/29 (1)	50	53
4.50%, 12/15/34	50	50
5.13%, 1/15/42	50	48
		151
Design, Manufacturing & Distribution – 0.5%
Brightstar Escrow Corp.,
9.75%, 10/15/25 (1)	25	27
Imola Merger Corp.,
4.75%, 5/15/29 (1)	835	855
		882
Distributors - Consumer Discretionary – 0.2%
IAA, Inc.,
5.50%, 6/15/27 (1)	150	156
KAR Auction Services, Inc.,
5.13%, 6/1/25 (1)	290	294
		450
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Diversified Banks – 0.2%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 3/15/28 (4) (9)	$50	$56
Citigroup, Inc.,
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 1/30/23 (4) (9)	50	51
(Variable, U.S. SOFR + 3.23%), 4.70%, 1/30/25 (4) (9)	75	76
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 3.30%), 6.00%, 8/1/23 (4) (9)	125	130
(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (4) (9)	25	26
		339
Educational Services – 0.1%
Adtalem Global Education, Inc.,
5.50%, 3/1/28 (1)	100	98
Graham Holdings Co.,
5.75%, 6/1/26 (1)	25	26
		124
Electrical Equipment Manufacturing – 0.3%
TK Elevator U.S. Newco, Inc.,
5.25%, 7/15/27 (1)	280	294
Vertiv Group Corp.,
4.13%, 11/15/28 (1)	165	167
WESCO Distribution, Inc.,
7.13%, 6/15/25 (1)	50	53
7.25%, 6/15/28 (1)	25	27
		541
Entertainment Content – 0.8%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	25	26
AMC Networks, Inc.,
4.25%, 2/15/29	215	214
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26 (1)	75	38
6.63%, 8/15/27 (1)	75	21
Lions Gate Capital Holdings LLC,
5.50%, 4/15/29 (1)	955	972
Univision Communications, Inc.,
5.13%, 2/15/25 (1)	50	50
9.50%, 5/1/25 (1)	50	53

FIXED INCOME AND MONEY MARKET FUNDS    218    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Entertainment Content – 0.8%continued
6.63%, 6/1/27 (1)	$25	$27
4.50%, 5/1/29	125	126
		1,527
Entertainment Resources – 2.0%
AMC Entertainment Holdings, Inc.,
10.50%, 4/24/26 (1)	15	16
10.00%, 6/15/26 (1)	167	165
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	25	26
Cedar Fair L.P.,
5.25%, 7/15/29	50	51
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op,
5.50%, 5/1/25 (1)	65	67
6.50%, 10/1/28	135	144
Cinemark U.S.A., Inc.,
5.88%, 3/15/26 (1)	25	25
5.25%, 7/15/28 (1)	125	122
CWT Travel Group, Inc.,
8.50%, 11/19/26 (1)	461	469
Life Time, Inc.,
5.75%, 1/15/26 (1)	150	155
8.00%, 4/15/26 (1)	275	288
Live Nation Entertainment, Inc.,
5.63%, 3/15/26 (1)	50	52
6.50%, 5/15/27 (1)	135	148
4.75%, 10/15/27 (1)	245	252
3.75%, 1/15/28 (1)	25	25
SeaWorld Parks & Entertainment, Inc.,
5.25%, 8/15/29 (1)	425	433
Six Flags Theme Parks, Inc.,
7.00%, 7/1/25 (1)	95	101
Sterling Entertainment Group LLC,
10.25%, 1/15/25 (3)	1,110	1,103
		3,642
Exploration & Production – 4.6%
Aethon United BR L.P./Aethon United Finance Corp.,
8.25%, 2/15/26 (1)	50	54
Antero Resources Corp.,
7.63%, 2/1/29 (1)	21	23
5.38%, 3/1/30 (1)	150	160
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Exploration & Production – 4.6%continued
Apache Corp.,
4.25%, 1/15/30	$25	$27
5.10%, 9/1/40	75	85
4.25%, 1/15/44	25	25
5.35%, 7/1/49	25	29
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
9.00%, 11/1/27 (1)	133	178
8.25%, 12/31/28 (1)	55	57
5.88%, 6/30/29 (1)	305	293
Callon Petroleum Co.,
6.13%, 10/1/24	200	197
8.25%, 7/15/25	25	25
Centennial Resource Production LLC,
5.38%, 1/15/26 (1)	50	49
Chaparral Energy, Inc.,
9.00%, 2/14/25 (1) (2) (3)	17	36
Chesapeake Energy Corp.,
5.88%, 2/1/29 (1)	25	27
Civitas Resources, Inc.,
5.00%, 10/15/26 (1)	50	50
CNX Resources Corp.,
7.25%, 3/14/27 (1)	100	106
6.00%, 1/15/29 (1)	50	52
Colgate Energy Partners III LLC,
5.88%, 7/1/29 (1)	200	206
Comstock Resources, Inc.,
7.50%, 5/15/25 (1)	18	19
6.75%, 3/1/29 (1)	211	229
5.88%, 1/15/30 (1)	380	389
CrownRock L.P./CrownRock Finance, Inc.,
5.63%, 10/15/25 (1)	75	77
5.00%, 5/1/29 (1)	25	26
Devon Energy Corp.,
5.88%, 6/15/28 (1)	15	16
EQT Corp.,
6.63%, 2/1/25	25	28
3.13%, 5/15/26 (1)	25	26
3.90%, 10/1/27	75	81
5.00%, 1/15/29	25	28
7.50%, 2/1/30	25	32
Gulfport Energy Corp.,
8.00%, 5/17/26 (1)	44	48

NORTHERN FUNDS QUARTERLY REPORT     219    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Exploration & Production – 4.6%continued
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	$70	$74
5.75%, 2/1/29 (1)	132	136
6.00%, 2/1/31 (1)	140	144
Laredo Petroleum, Inc.,
9.50%, 1/15/25	150	153
7.75%, 7/31/29 (1)	50	49
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
6.00%, 8/1/26 (1)	75	77
Matador Resources Co.,
5.88%, 9/15/26	125	129
Moss Creek Resources Holdings, Inc.,
7.50%, 1/15/26 (1)	50	47
Murphy Oil Corp.,
6.88%, 8/15/24	11	11
5.75%, 8/15/25	100	103
6.38%, 7/15/28	75	80
7.05%, 5/1/29	25	28
6.38%, 12/1/42	25	25
Northern Oil and Gas, Inc.,
8.13%, 3/1/28 (1)	185	195
Oasis Petroleum, Inc.,
6.38%, 6/1/26 (1)	25	26
Occidental Petroleum Corp.,
8.00%, 7/15/25	25	29
5.88%, 9/1/25	25	28
5.50%, 12/1/25	25	28
5.55%, 3/15/26	100	111
8.50%, 7/15/27	50	62
6.38%, 9/1/28	50	59
8.88%, 7/15/30	810	1,093
6.63%, 9/1/30	25	31
6.13%, 1/1/31	265	323
7.50%, 5/1/31	180	237
6.45%, 9/15/36	610	778
6.20%, 3/15/40	100	123
6.60%, 3/15/46	350	454
Ovintiv, Inc.,
8.13%, 9/15/30	25	33
PDC Energy, Inc.,
5.75%, 5/15/26	50	52
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Exploration & Production – 4.6%continued
Penn Virginia Holdings LLC,
9.25%, 8/15/26 (1)	$50	$52
Range Resources Corp.,
9.25%, 2/1/26	50	54
8.25%, 1/15/29	50	56
Rockcliff Energy II LLC,
5.50%, 10/15/29 (1)	125	129
SM Energy Co.,
5.00%, 1/15/24	25	25
5.63%, 6/1/25	35	35
6.75%, 9/15/26	25	26
6.63%, 1/15/27	50	51
Southwestern Energy Co.,
6.45%, 1/23/25	14	15
5.38%, 2/1/29	25	26
5.38%, 3/15/30	50	54
4.75%, 2/1/32	180	189
Talos Production, Inc.,
12.00%, 1/15/26	50	52
Tap Rock Resources LLC,
7.00%, 10/1/26 (1)	225	234
Vine Energy Holdings LLC,
6.75%, 4/15/29 (1)	235	255
		8,649
Financial Services – 1.5%
AG Issuer LLC,
6.25%, 3/1/28 (1)	75	78
Compass Group Diversified Holdings LLC,
5.25%, 4/15/29 (1)	50	52
5.00%, 1/15/32 (1)	25	26
Goldman Sachs Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.95%, 2/10/25 (4) (9)	50	52
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 9/15/24	250	259
6.38%, 12/15/25	25	26
6.25%, 5/15/26	100	104
5.25%, 5/15/27	150	154
4.38%, 2/1/29	25	24
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	50	51

FIXED INCOME AND MONEY MARKET FUNDS    220    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Financial Services – 1.5%continued
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	$50	$51
LPL Holdings, Inc.,
4.00%, 3/15/29 (1)	165	169
NFP Corp.,
4.88%, 8/15/28 (1)	430	434
6.88%, 8/15/28 (1)	1,335	1,338
		2,818
Food & Beverage – 1.1%
Darling Ingredients, Inc.,
5.25%, 4/15/27 (1)	50	52
Kraft Heinz Foods Co.,
5.00%, 7/15/35	37	45
6.88%, 1/26/39	50	73
7.13%, 8/1/39 (1)	25	38
5.00%, 6/4/42	25	31
5.20%, 7/15/45	50	64
Lamb Weston Holdings, Inc.,
4.13%, 1/31/30 (1)	25	26
4.38%, 1/31/32 (1)	25	26
Nathan's Famous, Inc.,
6.63%, 11/1/25 (1)	50	51
Pilgrim's Pride Corp.,
4.25%, 4/15/31 (1)	145	152
3.50%, 3/1/32 (1)	95	96
Post Holdings, Inc.,
5.75%, 3/1/27 (1)	75	77
5.63%, 1/15/28 (1)	130	138
5.50%, 12/15/29 (1)	25	26
4.63%, 4/15/30 (1)	200	204
4.50%, 9/15/31 (1)	230	228
Primo Water Holdings, Inc.,
4.38%, 4/30/29 (1)	50	50
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	575	566
Triton Water Holdings, Inc.,
6.25%, 4/1/29 (1)	50	48
		1,991
Forest & Paper Products Manufacturing – 0.1%
Domtar Corp.,
6.75%, 10/1/28 (1)	50	51
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Forest & Paper Products Manufacturing – 0.1%continued
Glatfelter Corp.,
4.75%, 11/15/29 (1)	$25	$26
Mercer International, Inc.,
5.13%, 2/1/29	145	148
		225
Hardware – 0.3%
CDW LLC/CDW Finance Corp.,
3.25%, 2/15/29	25	25
Diebold Nixdorf, Inc.,
8.50%, 4/15/24	25	25
9.38%, 7/15/25 (1)	25	27
NCR Corp.,
5.75%, 9/1/27 (1)	75	78
5.00%, 10/1/28 (1)	50	51
5.13%, 4/15/29 (1)	100	104
6.13%, 9/1/29 (1)	50	53
TTM Technologies, Inc.,
4.00%, 3/1/29 (1)	50	50
Xerox Holdings Corp.,
5.00%, 8/15/25 (1)	50	53
5.50%, 8/15/28 (1)	50	53
		519
Health Care Facilities & Services – 4.6%
Acadia Healthcare Co., Inc.,
5.50%, 7/1/28 (1)	75	79
5.00%, 4/15/29 (1)	95	98
AHP Health Partners, Inc.,
5.75%, 7/15/29 (1)	25	25
Air Methods Corp.,
8.00%, 5/15/25 (1)	50	43
Cano Health LLC,
6.25%, 10/1/28 (1)	480	480
Catalent Pharma Solutions, Inc.,
3.50%, 4/1/30 (1)	50	50
Charles River Laboratories International, Inc.,
4.00%, 3/15/31 (1)	25	26
CHS/Community Health Systems, Inc.,
6.63%, 2/15/25 (1)	165	171
8.00%, 3/15/26 (1)	170	179
5.63%, 3/15/27 (1)	115	122
8.00%, 12/15/27 (1)	204	220
6.88%, 4/1/28 (1)	28	27

NORTHERN FUNDS QUARTERLY REPORT     221    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Health Care Facilities & Services – 4.6%continued
6.00%, 1/15/29 (1)	$120	$128
6.88%, 4/15/29 (1)	125	127
6.13%, 4/1/30 (1)	225	223
4.75%, 2/15/31 (1)	75	76
DaVita, Inc.,
4.63%, 6/1/30 (1)	515	527
3.75%, 2/15/31 (1)	50	49
Encompass Health Corp.,
4.75%, 2/1/30	75	77
Envision Healthcare Corp.,
8.75%, 10/15/26 (1)	1,290	742
Legacy LifePoint Health LLC,
6.75%, 4/15/25 (1)	80	83
4.38%, 2/15/27 (1)	170	171
LifePoint Health, Inc.,
5.38%, 1/15/29 (1)	25	25
ModivCare Escrow Issuer, Inc.,
5.00%, 10/1/29 (1)	25	25
Option Care Health, Inc.,
4.38%, 10/31/29 (1)	190	190
Owens & Minor, Inc.,
4.50%, 3/31/29 (1)	50	51
Prime Healthcare Services, Inc.,
7.25%, 11/1/25 (1)	75	79
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
9.75%, 12/1/26 (1)	25	26
RP Escrow Issuer LLC,
5.25%, 12/15/25 (1)	25	25
Select Medical Corp.,
6.25%, 8/15/26 (1)	75	79
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (1)	840	846
10.00%, 4/15/27 (1)	450	478
Team Health Holdings, Inc.,
6.38%, 2/1/25 (1)	805	758
Tenet Healthcare Corp.,
4.63%, 9/1/24 (1)	25	26
4.88%, 1/1/26 (1)	75	77
6.25%, 2/1/27 (1)	75	78
5.13%, 11/1/27 (1)	1,120	1,166
6.13%, 10/1/28 (1)	520	549
4.25%, 6/1/29 (1)	50	51
4.38%, 1/15/30 (1)	100	101
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Health Care Facilities & Services – 4.6%continued
6.88%, 11/15/31	$25	$29
U.S. Acute Care Solutions LLC,
6.38%, 3/1/26 (1)	75	79
Vizient, Inc.,
6.25%, 5/15/27 (1)	170	177
		8,638
Home & Office Products Manufacturing – 0.2%
CD&R Smokey Buyer, Inc.,
6.75%, 7/15/25 (1)	145	152
Newell Brands, Inc.,
4.70%, 4/1/26	75	82
5.88%, 4/1/36	50	62
6.00%, 4/1/46	25	32
Scotts Miracle-Gro (The) Co.,
4.00%, 4/1/31 (1)	50	49
4.38%, 2/1/32 (1)	25	25
Tempur Sealy International, Inc.,
4.00%, 4/15/29 (1)	25	26
		428
Home Improvement – 0.5%
Cornerstone Building Brands, Inc.,
6.13%, 1/15/29 (1)	320	342
CP Atlas Buyer, Inc.,
7.00%, 12/1/28 (1)	50	50
Griffon Corp.,
5.75%, 3/1/28	100	104
JELD-WEN, Inc.,
6.25%, 5/15/25 (1)	50	52
4.88%, 12/15/27 (1)	135	138
Patrick Industries, Inc.,
7.50%, 10/15/27 (1)	50	53
4.75%, 5/1/29 (1)	25	25
PGT Innovations, Inc.,
4.38%, 10/1/29 (1)	50	50
Victors Merger Corp.,
6.38%, 5/15/29 (1)	25	24
Werner FinCo L.P./Werner FinCo, Inc.,
8.75%, 7/15/25 (1)	75	78
		916
Homebuilders – 0.5%
Adams Homes, Inc.,
7.50%, 2/15/25 (1)	50	52

FIXED INCOME AND MONEY MARKET FUNDS    222    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Homebuilders – 0.5%continued
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
6.63%, 1/15/28 (1)	$50	$53
4.63%, 8/1/29 (1)	25	25
4.63%, 4/1/30 (1)	25	25
Beazer Homes U.S.A., Inc.,
6.75%, 3/15/25	50	51
7.25%, 10/15/29	50	56
Century Communities, Inc.,
3.88%, 8/15/29 (1)	25	25
Forestar Group, Inc.,
3.85%, 5/15/26 (1)	25	25
5.00%, 3/1/28 (1)	25	26
KB Home,
6.88%, 6/15/27	25	29
4.00%, 6/15/31	25	26
LGI Homes, Inc.,
4.00%, 7/15/29 (1)	25	25
Meritage Homes Corp.,
6.00%, 6/1/25	75	84
Picasso Finance Sub, Inc.,
6.13%, 6/15/25 (1)	19	20
Shea Homes L.P./Shea Homes Funding Corp.,
4.75%, 2/15/28 (1)	175	179
4.75%, 4/1/29 (1)	25	25
STL Holding Co. LLC,
7.50%, 2/15/26 (1)	50	53
Taylor Morrison Communities, Inc.,
5.75%, 1/15/28 (1)	50	56
Tri Pointe Homes, Inc.,
5.25%, 6/1/27	50	54
5.70%, 6/15/28	25	27
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 9/15/28 (1)	50	51
		967
Industrial Other – 1.1%
Ahern Rentals, Inc.,
7.38%, 5/15/23 (1)	100	95
Alta Equipment Group, Inc.,
5.63%, 4/15/26 (1)	25	26
APi Escrow Corp.,
4.75%, 10/15/29 (1)	130	133
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Industrial Other – 1.1%continued
APi Group DE, Inc.,
4.13%, 7/15/29 (1)	$110	$111
Arcosa, Inc.,
4.38%, 4/15/29 (1)	25	25
Artera Services LLC,
9.03%, 12/4/25 (1)	25	26
BCPE Empire Holdings, Inc.,
7.63%, 5/1/27 (1)	335	342
Brand Industrial Services, Inc.,
8.50%, 7/15/25 (1)	75	75
IEA Energy Services LLC,
6.63%, 8/15/29 (1)	320	316
Installed Building Products, Inc.,
5.75%, 2/1/28 (1)	25	26
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	50	52
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 (1)	105	109
Resideo Funding, Inc.,
4.00%, 9/1/29 (1)	190	186
Ritchie Bros Holdings, Inc.,
4.75%, 12/15/31 (1)	70	73
TopBuild Corp.,
4.13%, 2/15/32 (1)	25	26
United Rentals North America, Inc.,
5.25%, 1/15/30	25	27
4.00%, 7/15/30	50	51
3.75%, 1/15/32	190	191
VM Consolidated, Inc.,
5.50%, 4/15/29 (1)	215	216
		2,106
Internet Media – 0.7%
Arches Buyer, Inc.,
4.25%, 6/1/28 (1)	50	50
Cars.com, Inc.,
6.38%, 11/1/28 (1)	185	197
Endure Digital, Inc.,
6.00%, 2/15/29 (1)	435	405
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
5.25%, 12/1/27 (1)	75	77
3.50%, 3/1/29 (1)	50	50

NORTHERN FUNDS QUARTERLY REPORT     223    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Internet Media – 0.7%continued
Match Group Holdings II LLC,
5.00%, 12/15/27 (1)	$50	$52
4.63%, 6/1/28 (1)	50	52
5.63%, 2/15/29 (1)	105	112
Millennium Escrow Corp.,
6.63%, 8/1/26 (1)	25	25
Netflix, Inc.,
5.50%, 2/15/22	25	25
6.38%, 5/15/29	50	62
5.38%, 11/15/29 (1)	25	30
Uber Technologies, Inc.,
7.50%, 5/15/25 (1)	50	52
8.00%, 11/1/26 (1)	25	27
7.50%, 9/15/27 (1)	25	27
6.25%, 1/15/28 (1)	50	54
4.50%, 8/15/29 (1)	50	51
		1,348
Iron & Steel – 1.4%
Specialty Steel Supply, Inc.,
11.00%, 11/15/26(1) (2) (3)	2,670	2,670
Leisure Products Manufacturing – 0.1%
MajorDrive Holdings IV LLC,
6.38%, 6/1/29 (1)	50	48
Mattel, Inc.,
3.38%, 4/1/26 (1)	25	26
Thor Industries, Inc.,
4.00%, 10/15/29 (1)	25	25
Winnebago Industries, Inc.,
6.25%, 7/15/28 (1)	75	80
		179
Machinery Manufacturing – 0.7%
GrafTech Finance, Inc.,
4.63%, 12/15/28 (1)	25	25
Granite U.S. Holdings Corp.,
11.00%, 10/1/27 (1)	25	27
Hillenbrand, Inc.,
3.75%, 3/1/31	50	50
JPW Industries Holding Corp.,
9.00%, 10/1/24 (1)	860	895
Manitowoc (The) Co., Inc.,
9.00%, 4/1/26 (1)	50	53
OT Merger Corp.,
7.88%, 10/15/29 (1)	25	25
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Machinery Manufacturing – 0.7%continued
Terex Corp.,
5.00%, 5/15/29 (1)	$225	$231
Titan International, Inc.,
7.00%, 4/30/28	25	27
		1,333
Managed Care – 0.4%
Centene Corp.,
4.25%, 12/15/27	75	78
2.45%, 7/15/28	25	24
4.63%, 12/15/29	180	194
3.00%, 10/15/30	100	102
Molina Healthcare, Inc.,
4.38%, 6/15/28 (1)	25	26
3.88%, 11/15/30 (1)	25	26
3.88%, 5/15/32 (1)	320	322
		772
Manufactured Goods – 0.8%
FXI Holdings, Inc.,
7.88%, 11/1/24 (1)	125	127
12.25%, 11/15/26 (1)	48	54
Material Sciences Corp.,
9.75%, 1/9/24 (3)	1,263	1,263
Park-Ohio Industries, Inc.,
6.63%, 4/15/27	50	49
Roller Bearing Co. of America, Inc.,
4.38%, 10/15/29 (1)	25	26
		1,519
Medical Equipment & Devices Manufacturing – 0.4%
Avantor Funding, Inc.,
4.63%, 7/15/28 (1)	25	26
3.88%, 11/1/29 (1)	75	76
Mozart Debt Merger Sub, Inc.,
3.88%, 4/1/29 (1)	155	154
5.25%, 10/1/29 (1)	225	228
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A.,
7.38%, 6/1/25 (1)	30	32
7.25%, 2/1/28 (1)	198	213
		729
Metals & Mining – 1.8%
Allegheny Technologies, Inc.,
5.88%, 12/1/27	360	375

FIXED INCOME AND MONEY MARKET FUNDS    224    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Metals & Mining – 1.8%continued
4.88%, 10/1/29	$210	$210
5.13%, 10/1/31	75	76
Arconic Corp.,
6.00%, 5/15/25 (1)	25	26
Big River Steel LLC/BRS Finance Corp.,
6.63%, 1/31/29 (1)	352	381
Carpenter Technology Corp.,
6.38%, 7/15/28	75	80
Century Aluminum Co.,
7.50%, 4/1/28 (1)	830	876
Cleveland-Cliffs, Inc.,
9.88%, 10/17/25 (1)	84	95
5.88%, 6/1/27	75	78
4.63%, 3/1/29 (1)	25	25
4.88%, 3/1/31 (1)	25	26
Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	25	23
Compass Minerals International, Inc.,
6.75%, 12/1/27 (1)	25	26
Freeport-McMoRan, Inc.,
4.13%, 3/1/28	75	78
4.38%, 8/1/28	25	26
4.25%, 3/1/30	100	105
4.63%, 8/1/30	50	54
5.45%, 3/15/43	50	63
Joseph T Ryerson & Son, Inc.,
8.50%, 8/1/28 (1)	384	418
Novelis Corp.,
3.25%, 11/15/26 (1)	25	25
4.75%, 1/30/30 (1)	25	26
TMS International Corp.,
6.25%, 4/15/29 (1)	270	269
		3,361
Oil & Gas Services & Equipment – 0.4%
Archrock Partners L.P./Archrock Partners Finance Corp.,
6.25%, 4/1/28 (1)	75	78
Basic Energy Services, Inc.,
10.75%, 10/15/23 (1) (7)	25	2
Bristow Group, Inc.,
6.88%, 3/1/28 (1)	75	78
ChampionX Corp.,
6.38%, 5/1/26	16	17
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Oil & Gas Services & Equipment – 0.4%continued
Exterran Energy Solutions L.P./EES Finance Corp.,
8.13%, 5/1/25	$75	$70
Global Marine, Inc.,
7.00%, 6/1/28	25	17
Nabors Industries, Inc.,
5.75%, 2/1/25	50	46
7.38%, 5/15/27 (1)	85	88
Nine Energy Service, Inc.,
8.75%, 11/1/23 (1)	25	12
Solaris Midstream Holdings LLC,
7.63%, 4/1/26 (1)	205	215
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 9/1/27	135	142
		765
Pharmaceuticals – 0.4%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	125	131
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	400	418
P&L Development LLC/PLD Finance Corp.,
7.75%, 11/15/25 (1)	75	75
Par Pharmaceutical, Inc.,
7.50%, 4/1/27 (1)	111	114
Prestige Brands, Inc.,
5.13%, 1/15/28 (1)	25	26
3.75%, 4/1/31 (1)	25	24
		788
Pipeline – 5.5%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
7.88%, 5/15/26 (1)	310	342
5.75%, 3/1/27 (1)	180	187
5.38%, 6/15/29 (1)	90	94
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.63%, 12/15/25 (1)	100	106
Buckeye Partners L.P.,
5.85%, 11/15/43	155	152

NORTHERN FUNDS QUARTERLY REPORT     225    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Pipeline – 5.5%continued
Cheniere Energy Partners L.P.,
4.50%, 10/1/29	$270	$286
4.00%, 3/1/31	100	105
3.25%, 1/31/32 (1)	125	126
Cheniere Energy, Inc.,
4.63%, 10/15/28	25	26
CQP Holdco L.P./BIP-V Chinook Holdco LLC,
5.50%, 6/15/31 (1)	890	929
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
6.00%, 2/1/29 (1)	75	78
DCP Midstream Operating L.P.,
5.13%, 5/15/29	125	141
(Variable, ICE LIBOR USD 3M + 3.85%), 5.85%, 5/21/43 (1) (9)	215	209
5.60%, 4/1/44	125	155
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
6.75%, 5/15/25	25	26
7.13%, 6/1/28 (1)	50	52
Energy Transfer L.P.,
(Variable, ICE LIBOR USD 3M + 4.03%), 6.25%, 2/15/23 (4) (9)	25	22
EnLink Midstream LLC,
5.63%, 1/15/28 (1)	25	26
5.38%, 6/1/29	50	51
EnLink Midstream Partners L.P.,
4.40%, 4/1/24	25	26
5.60%, 4/1/44	75	76
5.05%, 4/1/45	25	24
5.45%, 6/1/47	75	76
EQM Midstream Partners L.P.,
4.75%, 7/15/23	91	95
4.00%, 8/1/24	25	26
6.00%, 7/1/25 (1)	140	152
4.13%, 12/1/26	140	144
6.50%, 7/1/27 (1)	300	336
5.50%, 7/15/28	275	300
4.50%, 1/15/29 (1)	105	109
4.75%, 1/15/31 (1)	100	106
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Pipeline – 5.5%continued
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/1/25	$125	$123
6.25%, 5/15/26	70	68
8.00%, 1/15/27	75	77
7.75%, 2/1/28	50	50
Global Partners L.P./GLP Finance Corp.,
7.00%, 8/1/27	95	99
6.88%, 1/15/29	70	73
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	750	802
Hess Midstream Operations L.P.,
5.63%, 2/15/26 (1)	75	77
5.13%, 6/15/28 (1)	75	78
Holly Energy Partners L.P./Holly Energy Finance Corp.,
5.00%, 2/1/28 (1)	25	25
Howard Midstream Energy Partners LLC,
6.75%, 1/15/27 (1)	185	190
ITT Holdings LLC,
6.50%, 8/1/29 (1)	220	218
New Fortress Energy, Inc.,
6.75%, 9/15/25 (1)	265	268
6.50%, 9/30/26 (1)	535	531
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 2/1/26 (1)	100	103
NuStar Logistics L.P.,
6.00%, 6/1/26	25	27
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	100	97
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (4) (9)	150	127
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (1)	25	26
4.95%, 7/15/29 (1)	25	27
6.88%, 4/15/40 (1)	25	28
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5.75%, 4/15/25	125	113

FIXED INCOME AND MONEY MARKET FUNDS    226    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Pipeline – 5.5%continued
8.50%, 10/15/26 (1)	$85	$89
Summit Midstream Partners L.P.,
9.50%, 12/15/22 (4) (7)	63	46
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.50%, 10/1/25 (1)	155	168
6.00%, 3/1/27 (1)	85	88
5.50%, 1/15/28 (1)	310	307
6.00%, 12/31/30 (1)	195	195
6.00%, 9/1/31 (1)	295	292
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.88%, 4/15/26	50	52
5.00%, 1/15/28	150	158
5.50%, 3/1/30	50	55
4.88%, 2/1/31	75	81
4.00%, 1/15/32 (1)	25	26
Venture Global Calcasieu Pass LLC,
3.88%, 8/15/29 (1)	125	130
4.13%, 8/15/31 (1)	125	133
3.88%, 11/1/33 (1)	50	53
Western Midstream Operating L.P.,
5.30%, 2/1/30	210	231
5.45%, 4/1/44	75	90
5.30%, 3/1/48	175	211
		10,215
Power Generation – 1.4%
Calpine Corp.,
4.50%, 2/15/28 (1)	140	145
5.13%, 3/15/28	155	157
4.63%, 2/1/29 (1)	423	417
5.00%, 2/1/31 (1)	469	469
Clearway Energy Operating LLC,
4.75%, 3/15/28 (1)	25	26
3.75%, 1/15/32 (1)	25	25
Leeward Renewable Energy Operations LLC,
4.25%, 7/1/29 (1)	135	136
NRG Energy, Inc.,
6.63%, 1/15/27	16	17
5.25%, 6/15/29 (1)	95	102
3.63%, 2/15/31 (1)	280	273
3.88%, 2/15/32 (1)	140	137
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Power Generation – 1.4%continued
TerraForm Power Operating LLC,
5.00%, 1/31/28 (1)	$25	$26
4.75%, 1/15/30 (1)	50	52
Vistra Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%), 7.00%, 12/15/26 (1) (4) (9)	50	51
Vistra Operations Co. LLC,
5.50%, 9/1/26 (1)	25	26
5.00%, 7/31/27 (1)	145	151
4.38%, 5/1/29 (1)	415	416
		2,626
Property & Casualty Insurance – 2.2%
Acrisure LLC/Acrisure Finance, Inc.,
7.00%, 11/15/25 (1)	125	125
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.75%, 10/15/27 (1)	305	316
5.88%, 11/1/29 (1)	90	92
AmWINS Group, Inc.,
4.88%, 6/30/29 (1)	160	162
AssuredPartners, Inc.,
7.00%, 8/15/25 (1)	1,165	1,174
5.63%, 1/15/29 (1)	175	170
BroadStreet Partners, Inc.,
5.88%, 4/15/29 (1)	230	226
GTCR AP Finance, Inc.,
8.00%, 5/15/27 (1)	375	389
HUB International Ltd.,
7.00%, 5/1/26 (1)	1,215	1,248
5.63%, 12/1/29 (1)	120	124
NMI Holdings, Inc.,
7.38%, 6/1/25 (1)	50	57
Radian Group, Inc.,
4.50%, 10/1/24	25	26
4.88%, 3/15/27	75	80
		4,189
Publishing & Broadcasting – 1.2%
Audacy Capital Corp.,
6.75%, 3/31/29 (1)	25	24
Clear Channel Outdoor Holdings, Inc.,
7.75%, 4/15/28 (1)	265	284

NORTHERN FUNDS QUARTERLY REPORT     227    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Publishing & Broadcasting – 1.2%continued
7.50%, 6/1/29 (1)	$420	$448
Clear Channel Worldwide Holdings, Inc.,
5.13%, 8/15/27 (1)	75	78
Gray Escrow II, Inc.,
5.38%, 11/15/31 (1)	100	103
Gray Television, Inc.,
4.75%, 10/15/30 (1)	150	149
iHeartCommunications, Inc.,
6.38%, 5/1/26	27	28
5.25%, 8/15/27 (1)	50	52
Lamar Media Corp.,
4.00%, 2/15/30	75	76
McGraw-Hill Education, Inc.,
5.75%, 8/1/28 (1)	160	158
8.00%, 8/1/29 (1)	205	203
News Corp.,
3.88%, 5/15/29 (1)	75	76
Nexstar Media, Inc.,
4.75%, 11/1/28 (1)	75	76
Scripps Escrow II, Inc.,
5.38%, 1/15/31 (1)	255	259
Scripps Escrow, Inc.,
5.88%, 7/15/27 (1)	25	26
Sinclair Television Group, Inc.,
5.13%, 2/15/27 (1)	50	49
5.50%, 3/1/30 (1)	25	24
4.13%, 12/1/30 (1)	50	47
TEGNA, Inc.,
4.63%, 3/15/28	50	51
5.00%, 9/15/29	75	77
		2,288
Railroad – 0.1%
Watco Cos. LLC/Watco Finance Corp.,
6.50%, 6/15/27(1)	105	109
Real Estate – 4.2%
American Finance Trust, Inc./American Finance Operating Partner L.P.,
4.50%, 9/30/28 (1)	305	307
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1)	50	49
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Real Estate – 4.2%continued
Cushman & Wakefield U.S. Borrower LLC,
6.75%, 5/15/28 (1)	$25	$27
Diversified Healthcare Trust,
9.75%, 6/15/25	25	27
4.38%, 3/1/31	75	72
EPR Properties,
4.50%, 6/1/27	110	116
4.95%, 4/15/28	120	130
3.75%, 8/15/29	80	81
Five Point Operating Co. L.P./Five Point Capital Corp.,
7.88%, 11/15/25 (1)	50	52
GEO Group (The), Inc.,
6.00%, 4/15/26	25	20
Greystar Real Estate Partners LLC,
5.75%, 12/1/25 (1)	50	51
HAT Holdings I LLC/HAT Holdings II LLC,
3.38%, 6/15/26 (1)	25	25
3.75%, 9/15/30 (1)	25	25
Howard Hughes (The) Corp.,
5.38%, 8/1/28 (1)	100	107
4.13%, 2/1/29 (1)	50	51
Iron Mountain Information Management Services, Inc.,
5.00%, 7/15/32 (1)	125	128
Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	250	259
5.25%, 3/15/28 (1)	280	291
5.00%, 7/15/28 (1)	200	206
4.88%, 9/15/29 (1)	330	342
5.25%, 7/15/30 (1)	245	258
4.50%, 2/15/31 (1)	25	25
5.63%, 7/15/32 (1)	240	257
Kennedy-Wilson, Inc.,
4.75%, 2/1/30	25	25
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.,
5.63%, 5/1/24	25	27
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
7.50%, 6/1/25 (1)	170	179

FIXED INCOME AND MONEY MARKET FUNDS    228    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Real Estate – 4.2%continued
5.88%, 10/1/28 (1)	$235	$244
4.88%, 5/15/29 (1)	25	26
Realogy Group LLC/Realogy Co-Issuer Corp.,
7.63%, 6/15/25 (1)	250	265
9.38%, 4/1/27 (1)	390	421
5.75%, 1/15/29 (1)	579	593
RHP Hotel Properties L.P./RHP Finance Corp.,
4.75%, 10/15/27	275	280
4.50%, 2/15/29 (1)	65	65
RLJ Lodging Trust L.P.,
3.75%, 7/1/26 (1)	50	50
4.00%, 9/15/29 (1)	210	208
Service Properties Trust,
5.00%, 8/15/22	25	25
4.65%, 3/15/24	33	33
4.35%, 10/1/24	187	183
5.25%, 2/15/26	50	49
4.75%, 10/1/26	125	122
4.95%, 2/15/27	100	97
3.95%, 1/15/28	100	92
4.95%, 10/1/29	175	166
4.38%, 2/15/30	100	92
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
7.88%, 2/15/25 (1)	240	250
6.00%, 1/15/30 (1)	25	24
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
4.75%, 4/15/28 (1)	50	50
6.50%, 2/15/29 (1)	530	528
VICI Properties L.P./VICI Note Co., Inc.,
4.25%, 12/1/26 (1)	138	144
3.75%, 2/15/27 (1)	155	160
4.63%, 12/1/29 (1)	185	197
XHR L.P.,
6.38%, 8/15/25 (1)	50	53
4.88%, 6/1/29 (1)	235	239
		7,793
Refining & Marketing – 0.3%
Citgo Holding, Inc.,
9.25%, 8/1/24 (1)	175	176
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Refining & Marketing – 0.3%continued
CITGO Petroleum Corp.,
7.00%, 6/15/25 (1)	$50	$51
6.38%, 6/15/26 (1)	75	76
Murphy Oil U.S.A., Inc.,
4.75%, 9/15/29	50	53
PBF Holding Co. LLC/PBF Finance Corp.,
9.25%, 5/15/25 (1)	25	24
6.00%, 2/15/28	25	16
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 4/15/27	75	78
4.50%, 4/30/30 (1)	50	51
		525
Renewable Energy – 0.1%
Sunnova Energy Corp.,
5.88%, 9/1/26(1)	120	122
Restaurants – 0.2%
Carrols Restaurant Group, Inc.,
5.88%, 7/1/29 (1)	25	23
CEC Entertainment LLC,
6.75%, 5/1/26 (1)	25	25
Golden Nugget, Inc.,
6.75%, 10/15/24 (1)	50	50
8.75%, 10/1/25 (1)	50	52
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	75	68
IRB Holding Corp.,
7.00%, 6/15/25 (1)	25	26
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (1)	75	77
		321
Retail - Consumer Discretionary – 3.2%
Abercrombie & Fitch Management Co.,
8.75%, 7/15/25 (1)	25	27
Asbury Automotive Group, Inc.,
4.63%, 11/15/29 (1)	95	97
4.75%, 3/1/30	25	25
5.00%, 2/15/32 (1)	70	73
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4.75%, 4/1/28 (1)	100	102

NORTHERN FUNDS QUARTERLY REPORT     229    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Retail - Consumer Discretionary – 3.2%continued
Bath & Body Works, Inc.,
9.38%, 7/1/25 (1)	$15	$18
7.50%, 6/15/29	25	28
6.63%, 10/1/30 (1)	315	357
6.88%, 11/1/35	25	31
6.75%, 7/1/36	100	123
BCPE Ulysses Intermediate, Inc.,
7.75%, (100% Cash), 4/1/27 (1) (5)	25	25
Beacon Roofing Supply, Inc.,
4.50%, 11/15/26 (1)	25	26
4.13%, 5/15/29 (1)	25	25
Builders FirstSource, Inc.,
6.75%, 6/1/27 (1)	89	94
5.00%, 3/1/30 (1)	25	27
4.25%, 2/1/32 (1)	75	78
Carvana Co.,
5.63%, 10/1/25 (1)	290	290
5.50%, 4/15/27 (1)	260	257
5.88%, 10/1/28 (1)	30	30
4.88%, 9/1/29 (1)	205	195
Foot Locker, Inc.,
4.00%, 10/1/29 (1)	90	90
Foundation Building Materials, Inc.,
6.00%, 3/1/29 (1)	25	25
Gap (The), Inc.,
3.63%, 10/1/29 (1)	130	129
3.88%, 10/1/31 (1)	100	99
GYP Holdings III Corp.,
4.63%, 5/1/29 (1)	85	85
Hertz (The) Corp.,
4.63%, 12/1/26 (1)	110	111
5.00%, 12/1/29 (1)	195	195
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	190	190
LBM Acquisition LLC,
6.25%, 1/15/29 (1)	50	49
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	290	298
Lithia Motors, Inc.,
4.63%, 12/15/27 (1)	125	131
3.88%, 6/1/29 (1)	50	51
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 2/15/26 (1)	50	51
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Retail - Consumer Discretionary – 3.2%continued
Metis Merger Sub LLC,
6.50%, 5/15/29 (1)	$50	$49
Michaels (The) Cos., Inc.,
7.88%, 5/1/29 (1)	50	49
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.,
7.88%, 10/1/22 (1)	115	116
Park River Holdings, Inc.,
5.63%, 2/1/29 (1)	25	24
Party City Holdings, Inc.,
8.75%, 2/15/26 (1)	50	52
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (1)	250	257
QVC, Inc.,
4.75%, 2/15/27	50	51
Sonic Automotive, Inc.,
4.63%, 11/15/29 (1)	25	25
4.88%, 11/15/31 (1)	50	50
Specialty Building Products Holdings LLC/SBP Finance Corp.,
6.38%, 9/30/26 (1)	410	430
SRS Distribution, Inc.,
4.63%, 7/1/28 (1)	280	281
6.00%, 12/1/29 (1)	100	101
Staples, Inc.,
7.50%, 4/15/26 (1)	50	51
10.75%, 4/15/27 (1)	100	94
Victoria's Secret & Co.,
4.63%, 7/15/29 (1)	25	26
White Cap Buyer LLC,
6.88%, 10/15/28 (1)	720	751
White Cap Parent LLC,
8.25%, 3/15/26 (1) (5)	50	51
		5,890
Retail - Consumer Staples – 0.6%
C&S Group Enterprises LLC,
5.00%, 12/15/28 (1)	25	24
Performance Food Group, Inc.,
6.88%, 5/1/25 (1)	60	63
5.50%, 10/15/27 (1)	405	423
4.25%, 8/1/29 (1)	175	173
U.S. Foods, Inc.,
4.75%, 2/15/29 (1)	285	289

FIXED INCOME AND MONEY MARKET FUNDS    230    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Retail - Consumer Staples – 0.6%continued
4.63%, 6/1/30 (1)	$130	$131
United Natural Foods, Inc.,
6.75%, 10/15/28 (1)	25	27
		1,130
Semiconductors – 0.2%
Amkor Technology, Inc.,
6.63%, 9/15/27 (1)	75	79
II-VI, Inc.,
5.00%, 12/15/29 (1)	25	26
ON Semiconductor Corp.,
3.88%, 9/1/28 (1)	130	133
Synaptics, Inc.,
4.00%, 6/15/29 (1)	50	51
		289
Software & Services – 2.7%
Ahead DB Holdings LLC,
6.63%, 5/1/28 (1)	100	99
Boxer Parent Co., Inc.,
7.13%, 10/2/25 (1)	25	26
9.13%, 3/1/26 (1)	25	26
Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	50	52
Clarivate Science Holdings Corp.,
4.88%, 7/1/29 (1)	135	137
Dun & Bradstreet (The) Corp.,
5.00%, 12/15/29 (1)	135	138
Exela Intermediate LLC/Exela Finance, Inc.,
11.50%, 7/15/26 (1)	73	52
Fair Isaac Corp.,
4.00%, 6/15/28 (1)	25	26
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	195	193
LogMeIn, Inc,
5.50%, 9/1/27 (1)	75	76
MicroStrategy, Inc.,
6.13%, 6/15/28 (1)	50	50
MPH Acquisition Holdings LLC,
5.50%, 9/1/28 (1)	220	223
5.75%, 11/1/28 (1)	645	613
MSCI, Inc.,
3.63%, 11/1/31 (1)	25	26
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Software & Services – 2.7%continued
Nielsen Finance LLC/Nielsen Finance Co.,
5.63%, 10/1/28 (1)	$270	$279
5.88%, 10/1/30 (1)	475	502
Open Text Holdings, Inc.,
4.13%, 2/15/30 (1)	75	77
4.13%, 12/1/31 (1)	185	187
Playtika Holding Corp.,
4.25%, 3/15/29 (1)	560	549
Presidio Holdings, Inc.,
8.25%, 2/1/28 (1)	520	554
Rackspace Technology Global, Inc.,
5.38%, 12/1/28 (1)	500	487
Rocket Software, Inc.,
6.50%, 2/15/29 (1)	25	24
Sabre GLBL, Inc.,
9.25%, 4/15/25 (1)	50	57
Science Applications International Corp.,
4.88%, 4/1/28 (1)	50	51
SS&C Technologies, Inc.,
5.50%, 9/30/27 (1)	75	78
Twilio, Inc.,
3.88%, 3/15/31	25	25
Vericast Corp.,
11.00%, 9/15/26 (1)	51	53
Veritas U.S., Inc./Veritas Bermuda Ltd.,
7.50%, 9/1/25 (1)	100	104
Verscend Escrow Corp.,
9.75%, 8/15/26 (1)	25	27
Ziff Davis, Inc.,
4.63%, 10/15/30 (1)	301	309
		5,100
Supermarkets & Pharmacies – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
3.25%, 3/15/26 (1)	75	76
7.50%, 3/15/26 (1)	25	27
4.63%, 1/15/27 (1)	50	53
Arko Corp.,
5.13%, 11/15/29 (1)	260	251
Ingles Markets, Inc.,
4.00%, 6/15/31 (1)	50	50

NORTHERN FUNDS QUARTERLY REPORT     231    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Supermarkets & Pharmacies – 0.3%continued
Rite Aid Corp.,
7.50%, 7/1/25 (1)	$34	$35
8.00%, 11/15/26 (1)	52	53
SEG Holding LLC/SEG Finance Corp.,
5.63%, 10/15/28 (1)	100	105
		650
Transportation & Logistics – 0.1%
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	25	25
Wabash National Corp.,
4.50%, 10/15/28 (1)	95	96
Western Global Airlines LLC,
10.38%, 8/15/25 (1)	50	56
XPO Logistics, Inc.,
6.25%, 5/1/25 (1)	25	26
		203
Travel & Lodging – 0.4%
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	25	24
Hilton Domestic Operating Co., Inc.,
5.75%, 5/1/28 (1)	50	54
3.75%, 5/1/29 (1)	50	50
4.88%, 1/15/30	65	70
3.63%, 2/15/32 (1)	50	50
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow,
5.00%, 6/1/29 (1)	100	103
4.88%, 7/1/31 (1)	75	75
Marriott Ownership Resorts, Inc.,
4.50%, 6/15/29 (1)	25	25
Travel + Leisure Co.,
6.63%, 7/31/26 (1)	75	83
4.63%, 3/1/30 (1)	25	25
Wyndham Hotels & Resorts, Inc.,
4.38%, 8/15/28 (1)	245	252
		811
Utilities – 0.4%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 5/20/25	25	27
5.75%, 5/20/27	50	55
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Utilities – 0.4%continued
Ferrellgas L.P./Ferrellgas Finance Corp.,
5.38%, 4/1/26 (1)	$75	$73
5.88%, 4/1/29 (1)	75	73
FirstEnergy Corp.,
5.35%, 7/15/47	200	238
NextEra Energy Operating Partners L.P.,
3.88%, 10/15/26 (1)	50	53
PG&E Corp.,
5.00%, 7/1/28	50	53
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.00%, 6/1/31 (1)	25	25
Talen Energy Supply LLC,
10.50%, 1/15/26 (1)	115	49
7.25%, 5/15/27 (1)	40	35
6.63%, 1/15/28 (1)	25	22
7.63%, 6/1/28 (1)	35	31
		734
Waste & Environment Services & Equipment – 0.2%
Covanta Holding Corp.,
5.00%, 9/1/30	50	51
Covert Mergeco, Inc.,
4.88%, 12/1/29 (1)	25	25
Harsco Corp.,
5.75%, 7/31/27 (1)	260	265
Madison IAQ LLC,
4.13%, 6/30/28 (1)	25	25
5.88%, 6/30/29 (1)	50	50
		416
Wireless Telecommunications Services – 0.8%
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	50	56
Sprint Capital Corp.,
6.88%, 11/15/28	130	164
8.75%, 3/15/32	280	420
Sprint Corp.,
7.88%, 9/15/23	100	110
7.13%, 6/15/24	165	185
7.63%, 3/1/26	50	60
T-Mobile U.S.A., Inc.,
2.63%, 4/15/26	175	176
4.75%, 2/1/28	125	132

FIXED INCOME AND MONEY MARKET FUNDS    232    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 71.9% continued
Wireless Telecommunications Services – 0.8%continued
2.63%, 2/15/29	$110	$108
3.38%, 4/15/29	25	26
		1,437
Wireline Telecommunications Services – 2.2%
Consolidated Communications, Inc.,
5.00%, 10/1/28 (1)	130	131
6.50%, 10/1/28 (1)	145	152
Embarq Corp.,
8.00%, 6/1/36	125	140
Frontier Communications Holdings LLC,
5.88%, 10/15/27 (1)	185	196
5.00%, 5/1/28 (1)	180	185
6.75%, 5/1/29 (1)	95	99
5.88%, 11/1/29	290	290
6.00%, 1/15/30 (1)	210	211
GTT Communications, Inc.,
7.88%, 12/31/24 (1) (2) (7)	1,650	198
Level 3 Financing, Inc.,
4.63%, 9/15/27 (1)	700	714
4.25%, 7/1/28 (1)	100	99
3.75%, 7/15/29 (1)	220	209
Lumen Technologies, Inc.,
6.75%, 12/1/23	60	65
7.50%, 4/1/24	25	27
4.50%, 1/15/29 (1)	400	387
5.38%, 6/15/29 (1)	330	330
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.,
4.75%, 4/30/27 (1)	140	139
6.00%, 2/15/28 (1)	150	147
10.75%, 6/1/28 (1)	90	98
Zayo Group Holdings, Inc.,
6.13%, 3/1/28 (1)	205	202
		4,019
Total Corporate Bonds
(Cost $132,431)		134,192

FOREIGN ISSUER BONDS – 12.7%
Aerospace & Defense – 0.1%
Bombardier, Inc.,
7.50%, 12/1/24 (1)	75	78
7.50%, 3/15/25 (1)	25	25
7.13%, 6/15/26 (1)	25	26
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.7% continued
Aerospace & Defense – 0.1%continued
7.88%, 4/15/27 (1)	$75	$78
6.00%, 2/15/28 (1)	25	25
		232
Airlines – 0.4%
Air Canada,
3.88%, 8/15/26 (1)	125	127
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	215	224
5.75%, 4/20/29 (1)	250	267
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/25 (1)	25	26
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
5.75%, 1/20/26 (1)	25	26
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 9/20/25 (1)	30	33
		703
Auto Parts Manufacturing – 0.0%
Clarios Global L.P.,
6.75%, 5/15/25 (1)	46	48
Clarios Global L.P./Clarios U.S. Finance Co.,
8.50%, 5/15/27 (1)	25	27
		75
Automobiles Manufacturing – 0.3%
Jaguar Land Rover Automotive PLC,
7.75%, 10/15/25 (1)	200	216
5.50%, 7/15/29 (1)	330	331
		547
Cable & Satellite – 0.4%
Altice Financing S.A.,
5.00%, 1/15/28 (1)	200	195
UPC Broadband Finco B.V.,
4.88%, 7/15/31 (1)	200	204
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 7/15/28 (1)	200	202
Ziggo B.V.,
4.88%, 1/15/30 (1)	200	205
		806

NORTHERN FUNDS QUARTERLY REPORT     233    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.7% continued
Casinos & Gaming – 0.1%
International Game Technology PLC,
4.13%, 4/15/26(1)	$200	$206
Chemicals – 0.6%
Diamond BC B.V.,
4.63%, 10/1/29 (1)	125	124
EverArc Escrow S.a.r.l.,
5.00%, 10/30/29 (1)	250	250
Methanex Corp.,
5.13%, 10/15/27	25	26
NOVA Chemicals Corp.,
4.88%, 6/1/24 (1)	80	83
5.00%, 5/1/25 (1)	15	16
5.25%, 6/1/27 (1)	388	413
4.25%, 5/15/29 (1)	25	25
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc.,
5.38%, 9/1/25 (1)	100	102
5.13%, 4/1/29 (1)	50	51
		1,090
Commercial Finance – 0.4%
Global Aircraft Leasing Co. Ltd.,
6.50%, 9/15/24 (1) (5)	726	700
VistaJet Malta Finance PLC/XO Management Holding, Inc.,
10.50%, 6/1/24 (1)	50	54
		754
Construction Materials Manufacturing – 0.2%
Cemex S.A.B. de C.V.,
5.45%, 11/19/29(1)	250	268
Consumer Finance – 0.0%
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 6/15/29(1)	50	46
Consumer Services – 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.,
4.63%, 6/1/28 (1)	435	435
Garda World Security Corp.,
4.63%, 2/15/27 (1)	115	114
6.00%, 6/1/29 (1)	285	272
		821
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.7% continued
Containers & Packaging – 0.9%
ARD Finance S.A.,
6.50%, 6/30/27 (1) (5)	$200	$206
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC,
3.25%, 9/1/28 (1)	210	207
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
5.25%, 8/15/27 (1)	200	201
Intelligent Packaging Holdco Issuer L.P.,
9.00%, (100% Cash), 1/15/26 (1) (5)	25	26
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC,
6.00%, 9/15/28 (1)	690	709
OI European Group B.V.,
4.75%, 2/15/30 (1)	50	51
Trivium Packaging Finance B.V.,
8.50%, 8/15/27 (1)	205	217
		1,617
Diversified Banks – 0.1%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.67%), 8.00%, 6/15/24(4) (9)	200	221
Electrical Equipment Manufacturing – 0.2%
Sensata Technologies B.V.,
4.00%, 4/15/29(1)	400	409
Entertainment Resources – 0.1%
Motion Bondco DAC,
6.63%, 11/15/27(1)	200	202
Exploration & Production – 0.4%
Athabasca Oil Corp.,
9.75%, 11/1/26 (1)	100	99
Energean Israel Finance Ltd.,
5.38%, 3/30/28	25	25
5.88%, 3/30/31	25	25
Leviathan Bond Ltd.,
6.13%, 6/30/25	25	26
6.50%, 6/30/27	25	27
MEG Energy Corp.,
7.13%, 2/1/27 (1)	75	80
5.88%, 2/1/29 (1)	50	52

FIXED INCOME AND MONEY MARKET FUNDS    234    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.7% continued
Exploration & Production – 0.4%continued
OGX Austria GmbH,
8.50%, 6/1/18 (1) (2) (7) (10)	$2,420	$—
8.38%, 4/1/22 (1) (2) (7) (10)	1,800	—
Teine Energy Ltd.,
6.88%, 4/15/29 (1)	400	406
		740
Food & Beverage – 0.1%
Herbalife Nutrition Ltd./HLF Financing, Inc.,
7.88%, 9/1/25 (1)	75	80
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30 (1)	125	136
		216
Homebuilders – 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
5.00%, 6/15/29 (1)	50	50
4.88%, 2/15/30 (1)	50	51
Empire Communities Corp.,
7.00%, 12/15/25 (1)	25	26
Mattamy Group Corp.,
4.63%, 3/1/30 (1)	75	76
		203
Iron & Steel – 0.0%
Algoma Steel Parent S.C.A.,
0.00%, 11/30/47(2) (10) (11)	49	—
Machinery Manufacturing – 0.6%
Husky III Holding Ltd.,
13.00%, (100% Cash), 2/15/25 (1) (5)	50	53
Titan Acquisition Ltd./Titan Co-Borrower LLC,
7.75%, 4/15/26 (1)	1,010	1,025
		1,078
Metals & Mining – 1.6%
Alcoa Nederland Holding B.V.,
6.13%, 5/15/28 (1)	200	215
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,
8.75%, 7/15/26 (1)	1,470	1,529
Constellium S.E.,
3.75%, 4/15/29 (1)	250	246
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.7% continued
Metals & Mining – 1.6%continued
First Quantum Minerals Ltd.,
6.50%, 3/1/24 (1)	$400	$405
FMG Resources Pty. Ltd., Series 2006,
5.13%, 5/15/24 (1)	60	64
4.38%, 4/1/31 (1)	100	105
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (1)	125	125
6.13%, 4/1/29 (1)	155	164
IAMGOLD Corp.,
5.75%, 10/15/28 (1)	25	25
Mountain Province Diamonds, Inc.,
8.00%, 12/15/22 (1)	25	23
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22 (1) (2) (7) (8)	1,905	—
		2,901
Oil & Gas Services & Equipment – 0.4%
Ensign Drilling, Inc.,
9.25%, 4/15/24 (1)	75	72
Nabors Industries Ltd.,
7.50%, 1/15/28 (1)	50	45
Noble Finance Co.,
11.00%, 2/15/28 (1) (5)	1	2
11.00%, 2/15/28 (5)	10	11
Precision Drilling Corp.,
7.13%, 1/15/26 (1)	75	76
6.88%, 1/15/29 (1)	25	25
Shelf Drilling Holdings Ltd.,
8.88%, 11/15/24 (1)	25	26
8.25%, 2/15/25 (1)	50	37
TechnipFMC PLC,
6.50%, 2/1/26 (1)	80	86
Transocean Guardian Ltd.,
5.88%, 1/15/24 (1)	50	48
Transocean Sentry Ltd.,
5.38%, 5/15/23 (1)	42	40
Transocean, Inc.,
7.25%, 11/1/25 (1)	50	38
11.50%, 1/30/27 (1)	39	38
8.00%, 2/1/27 (1)	25	18
7.50%, 4/15/31	25	15

NORTHERN FUNDS QUARTERLY REPORT     235    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.7% continued
Oil & Gas Services & Equipment – 0.4%continued
Weatherford International Ltd.,
11.00%, 12/1/24 (2) (11)	$10	$10
8.63%, 4/30/30 (1)	75	78
		665
Pharmaceuticals – 0.7%
Bausch Health Cos., Inc.,
6.13%, 4/15/25 (1)	130	133
9.00%, 12/15/25 (1)	150	158
7.00%, 1/15/28 (1)	25	25
5.00%, 1/30/28 (1)	75	69
7.25%, 5/30/29 (1)	50	49
5.25%, 1/30/30 (1)	550	484
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 7/31/27 (1)	50	51
6.00%, 6/30/28 (1)	116	86
Endo Luxembourg Finance Co. I S.a.r.l./Endo U.S., Inc.,
6.13%, 4/1/29 (1)	50	49
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
5.75%, 8/1/22 (1) (2) (7)	200	106
10.00%, 4/15/25 (1) (2) (7)	100	106
		1,316
Refining & Marketing – 0.2%
eG Global Finance PLC,
6.75%, 2/7/25 (1)	200	202
Parkland Corp.,
5.88%, 7/15/27 (1)	50	53
4.50%, 10/1/29 (1)	100	100
4.63%, 5/1/30 (1)	50	50
		405
Restaurants – 0.2%
1011778 B.C. ULC/New Red Finance, Inc.,
4.38%, 1/15/28 (1)	25	25
4.00%, 10/15/30 (1)	410	403
		428
Semiconductors – 0.1%
ams A.G.,
7.00%, 7/31/25(1)	200	212
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.7% continued
Software & Services – 0.2%
Camelot Finance S.A.,
4.50%, 11/1/26 (1)	$50	$52
Elastic N.V.,
4.13%, 7/15/29 (1)	25	25
Nielsen Co. Luxembourg (The) S.a.r.l.,
5.00%, 2/1/25 (1)	25	25
Open Text Corp.,
3.88%, 2/15/28 (1)	50	51
3.88%, 12/1/29 (1)	210	212
		365
Transportation & Logistics – 0.0%
Seaspan Corp.,
5.50%, 8/1/29(1)	75	76
Travel & Lodging – 1.8%
Carnival Corp.,
10.50%, 2/1/26 (1)	50	57
7.63%, 3/1/26 (1)	260	273
5.75%, 3/1/27 (1)	970	970
9.88%, 8/1/27 (1)	230	263
6.65%, 1/15/28	50	51
6.00%, 5/1/29 (1)	75	75
NCL Corp. Ltd.,
3.63%, 12/15/24 (1)	170	160
10.25%, 2/1/26 (1)	34	40
5.88%, 3/15/26 (1)	235	234
NCL Finance Ltd.,
6.13%, 3/15/28 (1)	60	59
Royal Caribbean Cruises Ltd.,
5.25%, 11/15/22	25	25
9.13%, 6/15/23 (1)	25	26
11.50%, 6/1/25 (1)	17	19
4.25%, 7/1/26 (1)	100	97
5.50%, 8/31/26 (1)	25	25
7.50%, 10/15/27	190	220
3.70%, 3/15/28	50	47
5.50%, 4/1/28 (1)	415	420
Viking Cruises Ltd.,
6.25%, 5/15/25 (1)	150	148
5.88%, 9/15/27 (1)	50	48
Viking Ocean Cruises Ship VII Ltd.,
5.63%, 2/15/29 (1)	25	25

FIXED INCOME AND MONEY MARKET FUNDS    236    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.7% continued
Travel & Lodging – 1.8%continued
VOC Escrow Ltd.,
5.00%, 2/15/28 (1)	$50	$50
		3,332
Utilities – 0.0%
Superior Plus L.P./Superior General Partner, Inc.,
4.50%, 3/15/29(1)	50	51
Waste & Environment Services & Equipment – 0.1%
GFL Environmental, Inc.,
4.38%, 8/15/29(1)	100	99
Wireless Telecommunications Services – 1.2%
Altice France S.A.,
8.13%, 2/1/27 (1)	200	213
5.50%, 1/15/28 (1)	305	302
5.13%, 7/15/29 (1)	200	195
5.50%, 10/15/29 (1)	200	197
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	500	526
Digicel Group Holdings Ltd.,
10.00%, 4/1/24 (5)	138	138
8.00%, 4/1/25 (1) (5)	48	45
Intelsat Jackson Holdings S.A.,
8.50%, 10/15/24 (1)	75	34
9.75%, 7/15/25 (1) (7)	50	23
Intelsat Luxembourg S.A.,
8.13%, 6/1/23 (7) (8)	50	—
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	25	24
4.88%, 6/1/27 (1)	50	44
6.50%, 10/15/27 (1)	25	19
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	200	196
4.75%, 7/15/31 (1)	215	218
Vodafone Group PLC,
(Variable, USD Swap 5Y + 4.87%), 7.00%, 4/4/79 (9)	50	61
		2,235
Wireline Telecommunications Services – 0.8%
Altice France Holding S.A.,
6.00%, 2/15/28 (1)	975	931
Iliad Holding SASU,
7.00%, 10/15/28 (1)	200	210
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.7% continued
Wireline Telecommunications Services – 0.8%continued
Telecom Italia Capital S.A.,
6.38%, 11/15/33	$175	$189
6.00%, 9/30/34	75	80
Telecom Italia S.p.A.,
5.30%, 5/30/24 (1)	25	26
		1,436
Total Foreign Issuer Bonds
(Cost $29,213)		23,755

TERM LOANS – 3.1% (12)
Airlines – 0.0%
United AirLines, Inc., Class B Term Loan,
(Floating, ICE LIBOR USD 3M + 3.75%, 0.75% Floor), 4.50%, 4/21/28	25	25
Auto Parts Manufacturing – 0.1%
Tenneco Inc., Tranche B Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%), 3.10%, 10/1/25	166	163
Cable & Satellite – 0.0%
DirecTV Financing LLC, Closing Date Term Loan,
(Floating, ICE LIBOR USD 3M + 5.00%, 0.75% Floor), 5.75%, 8/2/27	25	24
Casinos & Gaming – 0.1%
Boyd Gaming Corp., Refinancing Term B Loan,
(Floating, ICE LIBOR USD 1M + 2.25%), 2.35%, 9/15/23	33	33
Golden Nugget Online Gaming, Inc., 2020 Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 12.00%, 1.00% Floor), 13.00%, 10/4/23	25	27
Golden Nugget, Inc., Initial B Term Loan,
(Floating, ICE LIBOR USD 1M + 2.50%, 0.75% Floor), 3.25%, 10/4/23	37	31
(Floating, ICE LIBOR USD 3M + 2.50%, 0.75% Floor), 3.25%, 10/4/23	31	36
		127

NORTHERN FUNDS QUARTERLY REPORT     237    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.1% (12)continued
Chemicals – 0.1%
Consolidated Communications, Inc., Term B-1 Loan,
(Floating, ICE LIBOR USD 1M + 3.50%, 0.75% Floor), 4.25%, 10/2/27	$50	$50
Consolidated Energy Finance S.A., Initial Term Loan,
(Floating, ICE LIBOR USD 6M + 2.50%), 2.66%, 5/7/25	72	71
		121
Construction Materials Manufacturing – 0.1%
U.S. Silica Co., Term Loan,
(Floating, ICE LIBOR USD 1M + 4.00%, 1.00% Floor), 5.00%, 5/1/25	164	160
Consumer Discretionary Services – 0.0%
Raptor Acquisition Corp., Term Loan,
(Floating, ICE LIBOR USD 3M + 4.00%, 0.75% Floor), 4.75%, 11/1/26	25	25
Consumer Products – 0.1%
Sunshine Luxembourg VII S.a.r.l., Facility B3 Loan,
(Floating, ICE LIBOR USD 3M + 3.75%, 0.75% Floor), 4.50%, 10/1/26	106	106
Consumer Services – 0.0%
WW International, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.50%, 0.50% Floor), 4.00%, 4/13/28	24	23
Containers & Packaging – 0.1%
Flex Acquisition Company, Inc., 2021 Specified Refinancing Term Loan,
(Floating, ICE LIBOR USD 3M + 3.50%, 0.50% Floor), 4.00%, 3/2/28	83	83
Mauser Packaging Solutions Holding Co., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%), 3.35%, 4/3/24	21	21
		104
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.1% (12)continued
Entertainment Content – 0.0%
Allen Media LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 5.50%), 5.72%, 2/10/27	$48	$48
Diamond Sports Group LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%), 3.36%, 8/24/26	49	23
		71
Entertainment Resources – 0.2%
Formula One Management Ltd., Facility B3 Loan,
2/1/24 (13)	270	270
UFC Holdings LLC, Term B-3 Loan,
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 3.50%, 4/29/26	66	66
		336
Exploration & Production – 0.1%
Ascent Resources Utica Holdings LLC/Aru Finance Corp., Term Loan,
(Floating, ICE LIBOR USD 3M + 9.00%, 1.00% Floor), 10.00%, 11/1/25	213	230
Health Care Facilities & Services – 0.3%
ADMI Corp., Amendment No. 4 Refinancing Term Loan,
(Floating, ICE LIBOR USD 1M + 3.38%, 0.50% Floor), 3.88%, 12/23/27	74	74
Gainwell Acquisition Corp., Term B Loan,
(Floating, ICE LIBOR USD 3M + 4.00%, 0.75% Floor), 4.75%, 10/1/27	342	343
National Mentor Holdings, Inc., Delayed Draw Term Loan,
3/2/28 (13) (14)	6	6
Team Health Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 3.75%, 2/6/24	223	212
		635

FIXED INCOME AND MONEY MARKET FUNDS    238    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.1% (12)continued
Internet Media – 0.0%
Endurance International Group Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.50%, 0.75% Floor), 4.25%, 2/10/28	$25	$25
Medical Equipment & Devices Manufacturing – 0.1%
Avantor Funding, Inc., 2021 Incremental B-5 Dollar Term Loan,
(Floating, ICE LIBOR USD 1M + 2.25%, 0.50% Floor), 2.75%, 11/8/27	50	50
Mozart Debt Merger Sub Inc., Term Loan,
10/23/28 (13)	135	135
		185
Metals & Mining – 0.3%
RA Acquisition Purchaser LLC, Notes,
(Floating, ICE LIBOR USD 3M + 10.00%, 1.00% Floor), 11.00%, 5/31/23(3) (11)	608	608
Oil & Gas Services & Equipment – 0.0%
ChampionX Holding, Inc., Term Loan,
(Floating, ICE LIBOR USD 3M + 5.00%, 1.00% Floor), 6.00%, 6/3/27	69	70
Oil, Gas & Coal – 0.0%
Parker Drilling Co., Initial Loan,
(Floating, ICE LIBOR USD 3M + 11.00% Cash, 2.00% PIK), 11.00%, 3/26/24(5)	16	16
Power Generation – 0.1%
Granite Generation LLC, Term Loan,
(Floating, ICE LIBOR USD 3M + 3.75%, 1.00% Floor), 4.75%, 11/9/26	18	92
(Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor), 4.75%, 11/9/26	94	18
		110
Property & Casualty Insurance – 0.9%
Asurion LLC, New B-4 Term Loan,
(Floating, ICE LIBOR USD 1M + 5.25%), 5.35%, 1/20/29	580	577
Asurion LLC, New B-7 Term Loan,
11/3/24 (13)	144	127
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.1% (12)continued
Property & Casualty Insurance – 0.9%continued
(Floating, ICE LIBOR USD 1M + 3.00%), 3.10%, 11/3/24	$128	$143
Asurion LLC, New B-8 Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%), 3.35%, 12/23/26	446	443
Hub International Ltd., B-3 Incremental Term Loan,
(Floating, ICE LIBOR USD 3M + 3.25%, 0.75% Floor), 4.00%, 4/25/25	366	366
		1,656
Publishing & Broadcasting – 0.0%
Clear Channel Outdoor Holdings, Inc., Term B Loan,
(Floating, ICE LIBOR USD 3M + 3.50%), 3.63%, 8/21/26	24	24
Restaurants – 0.0%
1011778 B.C. Unlimited Liability Co., Term B-4 Loan,
(Floating, ICE LIBOR USD 1M + 1.75%), 1.85%, 11/19/26	33	32
Retail - Consumer Discretionary – 0.3%
Great Outdoors Group, LLC Term B-2 Loan,
(Floating, ICE LIBOR USD 3M + 3.75%, 0.75% Floor), 4.50%, 3/6/28	455	455
Staples, Inc., 2019 Refinancing New Term B-1 Loan,
(Floating, ICE LIBOR USD 3M + 5.00%), 5.13%, 4/16/26	73	70
		525
Software & Services – 0.2%
athenahealth, Inc., Term B-1 Loan,
(Floating, ICE LIBOR USD 3M + 4.25%), 4.40%, 2/11/26	168	168
Redstone Holdco 2 L.P., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 4.75%, 0.75% Floor), 5.50%, 4/27/28	170	162

NORTHERN FUNDS QUARTERLY REPORT     239    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 3.1% (12)continued
Software & Services – 0.2%continued
Verscend Holding Corp., Term B-1 Loan,
(Floating, ICE LIBOR USD 1M + 4.00%), 4.10%, 8/27/25	$56	$56
		386
Wireless Telecommunications Services – 0.0%
Altice France S.A., Incremental Term Loan,
(Floating, ICE LIBOR USD 2M + 4.00%), 4.12%, 8/14/26	46	46
Total Term Loans
(Cost $5,834)		5,833

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 3.2%
Chemicals – 0.1%
Utex Industries, Inc.(3) *	2,200	$172
Construction Materials – 0.0%
Hardwood Holdings LLC(3) *	187	11
Distributors – 1.0%
ATD New Holdings, Inc.*	22,076	1,877
Energy Equipment & Services – 0.0%
Diamond Offshore Drilling, Inc.*	3,490	13
FTS International, Inc., Class A*	1,527	40
Noble Finance Co.(1) (2) *	103	3
Parker Drilling Co.*	917	4
		60
Gas Utilities – 0.0%
Ferrellgas Partners L.P., Class B	182	41
Hotels, Restaurants & Leisure – 0.3%
CWT Travel Group, Inc.*	15,685	514
Metals & Mining – 1.5%
Algoma Steel Parent GP S.A.(2) (10) (11) *	4,899	—
Algoma Steel Parent S.C.A.(2) (3) (11) *	4,899	137
Real Alloy Parent, Inc.(3) *	48	2,546
		2,683
Oil, Gas & Consumable Fuels – 0.1%
Bruin Blocker LLC(3) *	9,827	1
Chaparral Energy, Inc.(3) *	1,057	40
Cloud Peak Energy, Inc.(10) *	20	—
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 3.2%continued
Oil, Gas & Consumable Fuels – 0.1%continued
Gulfport Energy Corp.*	1,261	$91
Superior Energy Services(3) *	1,213	52
		184
Professional Services – 0.2%
Skillsoft Corp.*	36,863	337
Total Common Stocks
(Cost $3,698)		5,879

MASTER LIMITED PARTNERSHIPS – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Summit Midstream Partners L.P.*	1,631	36
Total Master Limited Partnerships
(Cost $54)		36

PREFERRED STOCKS – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Global Partners L.P./MA, 9.50%	1,375	37
Total Preferred Stocks
(Cost $34)		37

OTHER – 0.0%
Escrow Appvion, Inc.(10) *	225,000	—
Escrow Cloud Peak Energy, Inc.(10) *	250,000	—
Escrow GenOn Energy, Inc.(10) *	25,000	—
Escrow Gulfport Energy Operating Corp.(2) (11) *	100,000	4
Escrow Gulfport Energy Operating Corp.(2) (11) *	50,000	2
Escrow Hercules Offshore, Inc.(10) *	3,570	—
Escrow Hertz (The) Corp.(1) (2) (10) *	125,000	—
Escrow Washington Mutual Bank(10) *	250,000	—
RP Escrow Issuer LLC(1) (2) (3) *	1,100,000	14
Total Other
(Cost $133)		20

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
California Resources Corp., Exp. 10/27/24, Strike $36.00*	66	$1
CWT Travel Holdings, Inc., Class A, Exp. 11/19/26 Strike $57.00(10) *	2,018	—
CWT Travel Holdings, Inc., Class B, Exp. 11/19/28, Strike $67.69(10) *	2,124	—

FIXED INCOME AND MONEY MARKET FUNDS    240    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%continued
Denbury, Inc., Exp. 9/18/25, Strike $32.59*	1,236	$56
iHeartMedia, Inc., Exp. 5/1/39, Strike $0.00*	419	7
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00(10) *	5,500	—
Total Warrants
(Cost $18)		64

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 6.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(15) (16)	11,660,703	$11,661
Total Investment Companies
(Cost $11,661)		11,661

Total Investments – 97.5%
(Cost $183,487)		181,924
Other Assets less Liabilities – 2.5%		4,692
NET ASSETS – 100.0%		$186,616

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2021, the value of these restricted illiquid securities amounted to approximately $3,310,000 or 1.8% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Algoma Steel Parent GP S.A.	3/31/20	$47
Algoma Steel Parent S.C.A.	3/31/20	47
Algoma Steel Parent S.C.A., 0.00%, 11/30/47	3/31/20	176
Chaparral Energy, Inc., 9.00%, 2/14/25	12/10/20	17
Escrow Gulfport Energy Operating Corp.	5/18/21	—
Escrow Gulfport Energy Operating Corp.	7/1/21	—
Escrow Hertz (The) Corp., 5.50%	7/1/21	—
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
GTT Communications, Inc., 7.88%, 12/31/24	12/19/18-2/6/20	$1,522
Gulfport Energy Corp., 10.00%, 2/22/22	6/9/21	3
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 5.75%, 8/1/22	7/10/18-2/9/21	104
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 10.00%, 4/15/25	10/15/20-11/8/21	108
Murray Energy Corp., 12.00%, 4/15/24	7/3/18-4/18/19	397
Noble Finance Co.	2/2/21	1
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/1/22	10/6/17-11/18/19	1,733
OGX Austria GmbH, 8.38%, 4/1/22	5/30/12-4/18/13	1,497
OGX Austria GmbH, 8.50%, 6/1/18	5/26/11-4/17/13	2,264
RP Escrow Issuer LLC	12/18/20	—
Specialty Steel Supply, Inc., 11.00%, 11/15/26	6/2/21	2,670
Weatherford International Ltd., 11.00%, 12/1/24	6/8/21	10

(3)	Level 3 asset.
(4)	Perpetual bond. Maturity date represents next call date.
(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)	Principal amount is less than one thousand.
(7)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(8)	Value rounds to less than one thousand.
(9)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2021.
(10)	Level 3 asset that is worthless, bankrupt or has been delisted.
(11)	Restricted security.
(12)	Variable or floating rate security. Rate as of December 31, 2021 is disclosed.
(13)	Position is unsettled. Contract rate was not determined at December 31, 2021 and does not take effect until settlement date.
(14)	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(15)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(16)	7-day current yield as of December 31, 2021 is disclosed.

NORTHERN FUNDS QUARTERLY REPORT     241    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

2M - 2 Month

3M - 3 Month

5Y - 5 Year

6M - 6 Month

A.G. - Aktiengesellschaft (German: Stock Corporation)

B.V. - Besloten Vennootschap (Dutch: Private Limited Liability Company)

CMT - Constant Maturity

ICE - Intercontinental Exchange

L.P. - Limited Partnership

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

MSCI - Morgan Stanley Capital International

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PIK - Payment In-Kind

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

S.E. - Societas Europaea (German: Public Company)

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2021, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	97.5%
All other currencies less than 5%	—
Total Investments	97.5
Other Assets less Liabilities	2.5
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Convertible Bonds:
Exploration & Production	$—	$—	$24	$24
All Other Industries(1)	—	423	—	423
Total Convertible Bonds	—	423	24	447
Corporate Bonds:
Entertainment Resources	—	2,539	1,103	3,642
Exploration & Production	—	8,613	36	8,649
Iron & Steel	—	—	2,670	2,670
Manufactured Goods	—	256	1,263	1,519
All Other Industries(1)	—	117,712	—	117,712
Total Corporate Bonds	—	129,120	5,072	134,192
Foreign Issuer Bonds(1)	—	23,755	—	23,755
Term Loans:
Metals & Mining	—	—	608	608
All Other Industries(1)	—	5,225	—	5,225
Total Term Loans	—	5,225	608	5,833
Common Stocks:
Chemicals	—	—	172	172
Construction Materials	—	—	11	11
Energy Equipment & Services	44	16	—	60
Metals & Mining	—	—	2,683	2,683
Oil, Gas & Consumable Fuels	91	—	93	184

FIXED INCOME AND MONEY MARKET FUNDS    242    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Professional Services	$337	$—	$—	$337
All Other Industries(1)	—	2,432	—	2,432
Total Common Stocks	472	2,448	2,959	5,879
Preferred Stocks	37	—	—	37
Master Limited Partnerships	36	—	—	36
Other	—	6	14	20
Warrants	1	63	—	64
Investment Companies	11,661	—	—	11,661
Total Investments	$12,207	$161,040	$8,677	$181,924

(1)	Classifications as defined in the Schedule of Investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	BALANCE AS OF 3/31/21 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 12/31/21 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/21 (000S)
Convertible Bonds
Exploration & Production	$—	$—	$—	$21	$3	$—	$—	$—	$24	$21
Corporate Bonds
Entertainment Resources	1,095	1	—	7	—	—	—	—	1,103	7
Exploration & Production	16	—	—	20	—	—	—	—	36	20
Iron & Steel	2,631	—	—	39	2,670	(2,670)	—	—	2,670	39
Managed Care	6,166	9	596	(605)	—	(6,166)	—	—	—	—
Manufactured Goods	1,509	16	5	(5)	—	(262)	—	—	1,263	(5)
Term Loans
Internet Media	1,319	1	28	12	—	(1,360)	—	—	—	—
Metals & Mining	644	—	—	27	—	(63)	—	—	608	27
Common Stocks
Chemicals	124	—	—	48	—	—	—	—	172	48
Construction Materials	—	—	—	(1)	12	—	—	—	11	(1)
IT Services	1,160	—	373	(381)	—	(1,152)	—	—	—	—
Metals & Mining	2,011	—	—	672	—	—	—	—	2,683	672
Oil, Gas & Consumable Fuels	—	—	—	5	75	—	13	—	93	5
Other	16	—	—	—	—	(2)	—	—	14	—
Warrants	—	—	3	—	—	(3)	—	—	—	—
Total	$16,691	$27	$1,005	$(141)	$2,760	$(11,678)	$13	$—	$8,677	$833
NORTHERN FUNDS QUARTERLY REPORT     243    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	December 31, 2021 (UNAUDITED)
Securities valued at $128 included in the Balance as of 12/31/21 above were valued using evaluated prices provided by a third party provider. Securities valued at $8,549 included in the Balance as of 12/31/21 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee. Valuation using evaluated prices by a third party provider was also responsible for the security that was transferred into level 3, as noted above.
	FAIR VALUE AT 12/31/21 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)
Corporate Bonds	$5,072	Market Approach	Yield(1)	3.6% - 6.9% (5.2%)
		Market Approach	Estimated Recovery Value(2)	Not Applicable
Term Loans	$608	Market Approach	Yield(1)	4.7% - 6.6% (5.3%)
Common Stocks	$2,855	Discounted Cash Flow / Market Approach	Discount Rate / EBITDA Multiple(3)	10.8% / 4.5x
		Market Approach / Income Approach	Estimated Recovery Value(2)	Not Applicable
Other	$14	Market Approach	Estimated Recovery Value(2)	Not Applicable

(1)	The significant unobservable inputs that can be used in the fair value measurement are; Yield. Significant decreases (increase) in yield would have resulted in a significantly higher (lower) fair value measurement.
(2)	The significant unobservable inputs that can be used in the fair value measurement are: Estimated Recovery Value. Significant increases (decreases) in estimated recovery value in isolation would have resulted in a significantly higher (lower) fair value measurement.
(3)	The significant unobservable inputs that can be used in the fair value measurement are; Discount Rate and EBITDA Multiple. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement.
Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$8,003	$106,875	$103,217	$2	$11,661	11,660,703
FIXED INCOME AND MONEY MARKET FUNDS    244    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SHORT BOND FUND	December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 13.7%
Auto Floor Plan – 0.1%
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class A
0.69%, 10/15/25(1)	$500	$497
Automobile – 1.9%
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class A2
0.26%, 11/18/24	800	799
CarMax Auto Owner Trust, Series 2020-1, Class A3
1.89%, 12/16/24	506	511
Enterprise Fleet Financing LLC, Series 2020-1, Class A3
1.86%, 12/22/25(1)	2,250	2,280
Ford Credit Auto Lease Trust, Series 2020-A, Class A3
1.85%, 3/15/23	345	346
GM Financial Automobile Leasing Trust, Series 2020-1, Class A3
1.67%, 12/20/22	196	196
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3
1.84%, 9/16/24	506	510
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A3
1.95%, 7/17/23(1)	1,246	1,250
Santander Drive Auto Receivables Trust, Series 2021-3, Class A2
0.29%, 5/15/24	1,414	1,413
Tesla Auto Lease Trust, Series 2021-A, Class A2
0.36%, 3/20/25(1)	848	846
		8,151
Commercial Mortgage-Backed Securities – 7.4%
Benchmark Mortgage Trust, Series 2019-B12, Class A2
3.00%, 8/15/52	750	772
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 5/10/49	2,250	2,371
GS Mortgage Securities Trust, Series 2016-GS2, Class A4
3.05%, 5/10/49	4,435	4,640
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 13.7%continued
Commercial Mortgage-Backed Securities – 7.4%continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C28, Class A4
3.23%, 10/15/48	$4,090	$4,271
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4
4.26%, 10/15/46	575	599
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5
3.45%, 2/15/48	4,415	4,649
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4
3.70%, 11/15/48	4,335	4,639
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4
3.72%, 12/15/48	5,175	5,546
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4
3.43%, 3/15/59	2,270	2,415
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6
3.64%, 1/15/59	2,225	2,384
		32,286
Credit Card – 3.2%
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1
2.84%, 12/15/24	1,005	1,008
Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1
0.55%, 7/15/26	5,000	4,926
Discover Card Execution Note Trust, Series 2019-A1, Class A1
3.04%, 7/15/24	3,700	3,703
Discover Card Execution Note Trust, Series 2021-A1, Class A1
0.58%, 9/15/26	1,300	1,282
Master Credit Card Trust II, Series 2020-1A, Class A
1.99%, 9/21/24(1)	2,200	2,235
World Financial Network Credit Card Master Trust, Series 2019-C, Class A
2.21%, 7/15/26	1,000	1,012
		14,166

NORTHERN FUNDS QUARTERLY REPORT     245    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 13.7%continued
Other – 1.1%
CNH Equipment Trust, Series 2018-A, Class A3
3.12%, 7/17/23	$115	$116
John Deere Owner Trust, Series 2019-A, Class A3
2.91%, 7/17/23	424	426
Verizon Master Trust, Series 2021-1, Class A
0.50%, 5/20/27	2,760	2,724
Verizon Owner Trust, Series 2020-A, Class A1A
1.85%, 7/22/24	1,550	1,562
		4,828
Total Asset-Backed Securities
(Cost $60,632)		59,928

CORPORATE BONDS – 42.0%
Aerospace & Defense – 0.6%
Boeing (The) Co.,
4.51%, 5/1/23	1,000	1,045
1.95%, 2/1/24	1,300	1,315
Howmet Aerospace, Inc.,
5.13%, 10/1/24	200	215
		2,575
Airlines – 0.7%
American Airlines Group, Inc.,
3.75%, 3/1/25 (1)	1,100	1,029
Delta Air Lines, Inc.,
2.90%, 10/28/24	480	489
Southwest Airlines Co.,
4.75%, 5/4/23	1,000	1,047
United Airlines Pass Through Trust, Series 2020-1, Class B,
4.88%, 1/15/26	431	451
		3,016
Apparel & Textile Products – 0.1%
VF Corp.,
2.05%, 4/23/22	496	499
Automobiles Manufacturing – 3.1%
American Honda Finance Corp.,
0.88%, 7/7/23	1,790	1,791
BMW U.S. Capital LLC,
3.80%, 4/6/23 (1)	800	830
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.0% continued
Automobiles Manufacturing – 3.1%continued
Daimler Finance North America LLC,
0.75%, 3/1/24 (1)	$600	$594
Ford Motor Credit Co. LLC,
4.25%, 9/20/22	500	509
3.38%, 11/13/25	800	831
General Motors Co.,
5.40%, 10/2/23	1,000	1,070
General Motors Financial Co., Inc.,
(Floating, U.S. SOFR + 0.76%), 0.81%, 3/8/24 (2)	2,000	2,009
3.50%, 11/7/24	1,050	1,103
Hyundai Capital America,
1.25%, 9/18/23 (1)	410	410
0.80%, 1/8/24 (1)	800	788
0.88%, 6/14/24 (1)	700	687
Nissan Motor Acceptance Co. LLC,
(Floating, ICE LIBOR USD 3M + 0.64%), 0.83%, 3/8/24 (1) (2)	1,300	1,300
Volkswagen Group of America Finance LLC,
3.13%, 5/12/23 (1)	630	648
0.88%, 11/22/23 (1)	1,000	993
		13,563
Banks – 1.0%
CIT Bank N.A.,
(Variable, U.S. SOFR + 1.72%), 2.97%, 9/27/25 (3)	450	463
Citizens Financial Group, Inc.,
4.30%, 2/11/31	930	984
Fifth Third Bancorp,
2.38%, 1/28/25	265	272
KeyBank N.A.,
1.25%, 3/10/23	600	604
(Variable, U.S. SOFR + 0.32%), 0.43%, 6/14/24 (3)	1,500	1,489
Wells Fargo & Co.,
(Variable, U.S. SOFR + 0.51%), 0.81%, 5/19/25 (3)	380	376
		4,188
Biotechnology – 0.3%
Gilead Sciences, Inc.,
0.75%, 9/29/23	1,159	1,154

FIXED INCOME AND MONEY MARKET FUNDS    246    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.0% continued
Cable & Satellite – 0.5%
Cable One, Inc.,
4.00%, 11/15/30 (1)	$680	$666
DISH DBS Corp.,
5.88%, 11/15/24	1,400	1,437
		2,103
Chemicals – 0.5%
Avery Dennison Corp.,
0.85%, 8/15/24	730	720
DuPont de Nemours, Inc.,
4.21%, 11/15/23	890	941
Westlake Chemical Corp.,
0.88%, 8/15/24	400	394
		2,055
Commercial Finance – 0.7%
Air Lease Corp.,
3.50%, 1/15/22	986	987
0.80%, 8/18/24	980	960
Aviation Capital Group LLC,
1.95%, 1/30/26 (1)	1,100	1,074
		3,021
Consumer Finance – 3.3%
Ally Financial, Inc.,
3.88%, 5/21/24	1,000	1,054
American Express Co.,
2.50%, 7/30/24	1,540	1,591
Block, Inc.,
2.75%, 6/1/26 (1)	1,850	1,852
Capital One Financial Corp.,
3.50%, 6/15/23	1,000	1,036
Fidelity National Information Services, Inc.,
0.60%, 3/1/24	340	335
Fiserv, Inc.,
2.75%, 7/1/24	260	269
Global Payments, Inc.,
1.50%, 11/15/24	240	240
2.65%, 2/15/25	500	514
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	1,100	1,107
OneMain Finance Corp.,
3.50%, 1/15/27	650	643
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.0% continued
Consumer Finance – 3.3%continued
PayPal Holdings, Inc.,
2.40%, 10/1/24	$660	$683
Starwood Property Trust, Inc.,
3.75%, 12/31/24 (1)	1,200	1,213
3.63%, 7/15/26 (1)	500	498
Synchrony Financial,
2.85%, 7/25/22	230	233
4.25%, 8/15/24	1,940	2,055
United Wholesale Mortgage LLC,
5.50%, 4/15/29 (1)	1,000	981
		14,304
Containers & Packaging – 0.3%
Graphic Packaging International LLC,
4.75%, 7/15/27(1)	1,180	1,274
Department Stores – 0.2%
Nordstrom, Inc.,
2.30%, 4/8/24	1,000	1,000
Diversified Banks – 2.1%
Bank of America Corp.,
(Floating, Bloomberg Short-Term Bank Yield Index 3M + 0.43%), 0.59%, 5/28/24 (2)	5,000	5,000
(Floating, ICE LIBOR USD 3M + 0.76%), 0.96%, 9/15/26 (2)	895	891
Citigroup, Inc.,
(Floating, ICE LIBOR USD 3M + 0.69%), 0.82%, 10/27/22 (2)	1,010	1,014
(Variable, U.S. SOFR + 0.67%), 0.98%, 5/1/25 (3)	1,200	1,191
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.58%), 0.63%, 6/23/25 (2)	500	500
(Variable, U.S. SOFR + 0.70%), 1.04%, 2/4/27 (3)	760	736
		9,332
Electrical Equipment Manufacturing – 0.6%
Amphenol Corp.,
2.05%, 3/1/25	780	795
Keysight Technologies, Inc.,
4.55%, 10/30/24	850	919
Otis Worldwide Corp.,
2.06%, 4/5/25	815	829
		2,543

NORTHERN FUNDS QUARTERLY REPORT     247    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.0% continued
Exploration & Production – 1.2%
Continental Resources, Inc.,
2.27%, 11/15/26 (1)	$1,700	$1,687
EQT Corp.,
6.63%, 2/1/25	1,100	1,240
Occidental Petroleum Corp.,
2.70%, 2/15/23	1,070	1,084
Pioneer Natural Resources Co.,
1.13%, 1/15/26	1,160	1,127
		5,138
Financial Services – 2.4%
Ares Capital Corp.,
4.20%, 6/10/24	950	1,003
2.15%, 7/15/26	400	395
Coinbase Global, Inc.,
3.38%, 10/1/28 (1)	600	560
FS KKR Capital Corp.,
1.65%, 10/12/24	980	962
Goldman Sachs Group (The), Inc.,
(Floating, ICE LIBOR USD 3M + 1.05%), 1.23%, 6/5/23 (2)	1,255	1,258
(Variable, U.S. SOFR + 0.61%), 0.86%, 2/12/26 (3)	610	598
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 9/15/24	950	986
Intercontinental Exchange, Inc.,
0.70%, 6/15/23	230	229
3.45%, 9/21/23	830	863
Morgan Stanley,
3.70%, 10/23/24	1,000	1,065
(Variable, U.S. SOFR + 1.15%), 2.72%, 7/22/25 (3)	230	237
Nasdaq, Inc.,
0.45%, 12/21/22	510	509
National Securities Clearing Corp.,
0.40%, 12/7/23 (1)	2,000	1,984
		10,649
Food & Beverage – 2.3%
Cargill, Inc.,
0.40%, 2/2/24 (1)	900	891
Conagra Brands, Inc.,
0.50%, 8/11/23	690	684
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.0% continued
Food & Beverage – 2.3%continued
Hershey (The) Co.,
0.90%, 6/1/25	$590	$582
Keurig Dr. Pepper, Inc.,
0.75%, 3/15/24	700	695
Kraft Heinz Foods Co.,
(Floating, ICE LIBOR USD 3M + 0.82%), 0.97%, 8/10/22 (2)	1,000	999
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28 (1)	660	715
McCormick & Co., Inc.,
2.70%, 8/15/22	1,410	1,425
0.90%, 2/15/26	450	435
Nestle Holdings, Inc.,
0.61%, 9/14/24 (1)	2,300	2,268
Tyson Foods, Inc.,
4.50%, 6/15/22	1,330	1,340
		10,034
Forest & Paper Products Manufacturing – 0.5%
Georgia-Pacific LLC,
0.63%, 5/15/24 (1)	2,100	2,073
Mercer International, Inc.,
5.13%, 2/1/29	250	255
		2,328
Funds & Trusts – 0.2%
Blackstone Private Credit Fund,
1.75%, 9/15/24(1)	900	885
Hardware – 0.4%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23	122	129
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	555	568
4.45%, 10/2/23	1,000	1,055
		1,752
Health Care Facilities & Services – 0.8%
Cigna Corp.,
1.25%, 3/15/26	580	572
CVS Health Corp.,
2.63%, 8/15/24	1,200	1,243
HCA, Inc.,
4.75%, 5/1/23	1,150	1,204
5.00%, 3/15/24	500	538
		3,557

FIXED INCOME AND MONEY MARKET FUNDS    248    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.0% continued
Homebuilders – 0.6%
D.R. Horton, Inc.,
2.50%, 10/15/24	$750	$772
Forestar Group, Inc.,
5.00%, 3/1/28 (1)	1,100	1,129
Lennar Corp.,
4.75%, 11/15/22	800	818
		2,719
Industrial Other – 0.4%
Parker-Hannifin Corp.,
2.70%, 6/14/24	900	930
WW Grainger, Inc.,
1.85%, 2/15/25	650	662
		1,592
Internet Media – 0.2%
Expedia Group, Inc.,
3.60%, 12/15/23	1,000	1,039
Life Insurance – 3.2%
AIG Global Funding,
0.45%, 12/8/23 (1)	640	634
Athene Global Funding,
3.00%, 7/1/22 (1)	400	404
0.95%, 1/8/24 (1)	1,900	1,889
Brighthouse Financial Global Funding,
0.60%, 6/28/23 (1)	860	856
(Floating, U.S. SOFR + 0.76%), 0.81%, 4/12/24 (1) (2)	400	402
GA Global Funding Trust,
(Floating, U.S. SOFR + 0.50%), 0.55%, 9/13/24 (1) (2)	2,400	2,391
Jackson Financial, Inc.,
1.13%, 11/22/23 (1)	810	808
Metropolitan Life Global Funding I,
0.90%, 6/8/23 (1)	340	341
0.40%, 1/7/24 (1)	1,600	1,580
Principal Life Global Funding II,
0.50%, 1/8/24 (1)	1,200	1,188
2.25%, 11/21/24 (1)	930	950
Protective Life Global Funding,
0.63%, 10/13/23 (1)	200	199
0.47%, 1/12/24 (1)	1,100	1,085
0.78%, 7/5/24 (1)	500	493
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.0% continued
Life Insurance – 3.2%continued
Security Benefit Global Funding,
1.25%, 5/17/24	$700	$697
		13,917
Machinery Manufacturing – 0.2%
CNH Industrial Capital LLC,
1.95%, 7/2/23	210	213
4.20%, 1/15/24	730	770
		983
Managed Care – 0.6%
Anthem, Inc.,
2.38%, 1/15/25	1,180	1,217
UnitedHealth Group, Inc.,
2.38%, 8/15/24	1,170	1,212
		2,429
Medical Equipment & Devices Manufacturing – 0.6%
Alcon Finance Corp.,
2.75%, 9/23/26 (1)	400	414
Baxter International, Inc.,
0.87%, 12/1/23 (1)	1,700	1,693
(Floating, U.S. SOFR + 0.44%), 0.49%, 11/29/24 (1) (2)	540	539
		2,646
Oil & Gas Services & Equipment – 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/22	430	438
1.23%, 12/15/23	380	382
		820
Pharmaceuticals – 0.8%
Horizon Therapeutics U.S.A., Inc.,
5.50%, 8/1/27 (1)	1,000	1,051
Viatris, Inc.,
1.13%, 6/22/22	2,600	2,606
		3,657
Pipeline – 0.3%
ONEOK, Inc.,
2.20%, 9/15/25	500	505
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (3) (4)	525	446

NORTHERN FUNDS QUARTERLY REPORT     249    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.0% continued
Pipeline – 0.3%continued
Southern Natural Gas Co. LLC,
0.63%, 4/28/23 (1)	$290	$288
		1,239
Power Generation – 0.4%
Calpine Corp.,
4.50%, 2/15/28 (1)	900	932
NRG Energy, Inc.,
3.75%, 6/15/24 (1)	300	313
Terraform Global Operating LLC,
6.13%, 3/1/26 (1)	395	402
		1,647
Property & Casualty Insurance – 0.5%
Allstate (The) Corp.,
3.15%, 6/15/23	1,000	1,034
Aon Corp.,
2.20%, 11/15/22	1,000	1,013
		2,047
Publishing & Broadcasting – 0.1%
News Corp.,
3.88%, 5/15/29(1)	300	303
Real Estate – 2.7%
American Campus Communities Operating Partnership L.P.,
3.75%, 4/15/23	1,898	1,949
American Tower Corp.,
2.40%, 3/15/25	945	971
1.30%, 9/15/25	940	926
Corporate Office Properties L.P.,
2.25%, 3/15/26	400	405
Crown Castle International Corp.,
3.15%, 7/15/23	1,575	1,623
Equinix, Inc.,
2.63%, 11/18/24	975	1,005
Healthpeak Properties, Inc.,
3.25%, 7/15/26	1,150	1,222
Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	480	498
iStar, Inc.,
4.75%, 10/1/24	540	560
MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 8/1/29	1,100	1,160
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.0% continued
Real Estate – 2.7%continued
Simon Property Group L.P.,
2.00%, 9/13/24	$870	$885
Welltower, Inc.,
3.63%, 3/15/24	650	684
		11,888
Refining & Marketing – 0.9%
CVR Energy, Inc.,
5.25%, 2/15/25 (1)	1,100	1,072
Phillips 66,
4.30%, 4/1/22	443	447
3.70%, 4/6/23	300	310
3.85%, 4/9/25	1,900	2,027
		3,856
Retail - Consumer Discretionary – 0.5%
Carvana Co.,
5.50%, 4/15/27 (1)	750	743
eBay, Inc.,
1.90%, 3/11/25	1,300	1,315
		2,058
Retail - Consumer Staples – 0.3%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/25	1,310	1,306
Semiconductors – 0.2%
Analog Devices, Inc.,
(Floating, U.S. SOFR + 0.25%), 0.30%, 10/1/24 (2)	200	200
Microchip Technology, Inc.,
0.98%, 9/1/24 (1)	920	904
		1,104
Software & Services – 1.1%
Autodesk, Inc.,
3.60%, 12/15/22	1,000	1,020
Oracle Corp.,
2.95%, 11/15/24	2,000	2,081
PTC, Inc.,
4.00%, 2/15/28 (1)	1,190	1,211
Roper Technologies, Inc.,
2.35%, 9/15/24	470	482
		4,794
Supermarkets & Pharmacies – 0.7%
7-Eleven, Inc.,
0.95%, 2/10/26 (1)	600	581

FIXED INCOME AND MONEY MARKET FUNDS    250    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.0% continued
Supermarkets & Pharmacies – 0.7%continued
Walgreens Boots Alliance, Inc.,
0.95%, 11/17/23	$2,420	$2,419
		3,000
Transportation & Logistics – 0.9%
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	1,200	1,221
Daimler Trucks Finance North America LLC,
1.13%, 12/14/23 (1)	1,700	1,701
Ryder System, Inc.,
2.88%, 6/1/22	1,090	1,098
		4,020
Travel & Lodging – 0.3%
Hyatt Hotels Corp.,
1.80%, 10/1/24	1,500	1,500
Utilities – 3.1%
Ameren Corp.,
2.50%, 9/15/24	420	431
Ameren Illinois Co.,
0.38%, 6/15/23	530	527
American Electric Power Co., Inc.,
1.00%, 11/1/25	675	660
Black Hills Corp.,
1.04%, 8/23/24	1,020	1,008
CenterPoint Energy, Inc.,
(Floating, U.S. SOFR + 0.65%), 0.70%, 5/13/24 (2)	740	740
Cleco Power LLC,
(Floating, ICE LIBOR USD 3M + 0.50%), 0.70%, 6/15/23 (1) (2)	700	700
DTE Energy Co.,
1.05%, 6/1/25	1,660	1,627
Duke Energy Corp.,
3.75%, 4/15/24	1,000	1,050
Mississippi Power Co.,
(Floating, U.S. SOFR + 0.30%), 0.35%, 6/28/24 (2)	1,000	996
NextEra Energy Capital Holdings, Inc.,
0.65%, 3/1/23	880	878
OGE Energy Corp.,
0.70%, 5/26/23	700	697
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 42.0% continued
Utilities – 3.1%continued
ONE Gas, Inc.,
(Floating, ICE LIBOR USD 3M + 0.61%), 0.81%, 3/11/23 (2)	$732	$732
PPL Electric Utilities Corp.,
(Floating, U.S. SOFR + 0.33%), 0.38%, 6/24/24 (2)	550	549
Public Service Enterprise Group, Inc.,
0.84%, 11/8/23	590	588
WEC Energy Group, Inc.,
0.80%, 3/15/24	810	802
Xcel Energy, Inc.,
0.50%, 10/15/23	1,740	1,728
		13,713
Waste & Environment Services & Equipment – 0.5%
Republic Services, Inc.,
2.50%, 8/15/24	1,680	1,729
Stericycle, Inc.,
5.38%, 7/15/24 (1)	630	643
		2,372
Wireless Telecommunications Services – 0.6%
T-Mobile U.S.A., Inc.,
3.50%, 4/15/25	1,700	1,802
Verizon Communications, Inc.,
0.85%, 11/20/25	790	769
		2,571
Wireline Telecommunications Services – 0.3%
Level 3 Financing, Inc.,
4.63%, 9/15/27(1)	1,100	1,122
Total Corporate Bonds
(Cost $182,724)		183,312

FOREIGN ISSUER BONDS – 21.1%
Airlines – 0.2%
Air Canada,
3.88%, 8/15/26(1)	980	1,000
Banks – 6.0%
ANZ New Zealand International Ltd.,
3.40%, 3/19/24 (1)	1,000	1,050
Bank of New Zealand,
2.00%, 2/21/25 (1)	1,170	1,191
Banque Federative du Credit Mutuel S.A.,
0.65%, 2/27/24 (1)	800	790

NORTHERN FUNDS QUARTERLY REPORT     251    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 21.1% continued
Banks – 6.0%continued
BPCE S.A.,
1.00%, 1/20/26 (1)	$490	$474
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.52%), 0.57%, 6/15/26 (1) (2)	2,700	2,707
Cooperatieve Rabobank U.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 6/24/26 (1) (3)	1,950	1,923
Deutsche Bank A.G.,
0.96%, 11/8/23	560	559
(Variable, U.S. SOFR + 1.87%), 2.13%, 11/24/26 (3)	1,450	1,448
Federation des Caisses Desjardins du Quebec,
2.05%, 2/10/25 (1)	1,500	1,519
ING Groep N.V.,
(Floating, U.S. SOFR + 1.01%), 1.06%, 4/1/27 (2)	1,400	1,412
Lloyds Banking Group PLC,
4.05%, 8/16/23	500	524
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (3)	1,110	1,132
Macquarie Bank Ltd.,
2.30%, 1/22/25 (1)	1,000	1,025
National Bank of Canada,
2.10%, 2/1/23	1,400	1,419
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.40%), 0.55%, 11/15/24 (3)	1,200	1,186
Nationwide Building Society,
0.55%, 1/22/24 (1)	1,470	1,451
NatWest Markets PLC,
0.80%, 8/12/24 (1)	1,400	1,377
Nordea Bank Abp,
0.63%, 5/24/24 (1)	1,300	1,284
Skandinaviska Enskilda Banken AB,
0.65%, 9/9/24 (1)	900	885
Svenska Handelsbanken AB,
0.55%, 6/11/24 (1)	1,700	1,677
Westpac Banking Corp.,
2.35%, 2/19/25	1,170	1,209
		26,242
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 21.1% continued
Cable & Satellite – 0.4%
Sky Ltd.,
3.75%, 9/16/24(1)	$1,490	$1,587
Commercial Finance – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	1,100	1,079
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (1)	1,000	1,022
Fly Leasing Ltd.,
7.00%, 10/15/24 (1)	370	363
SMBC Aviation Capital Finance DAC,
4.13%, 7/15/23 (1)	900	938
		3,402
Containers & Packaging – 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
5.25%, 8/15/27(1)	1,000	1,006
Diversified Banks – 5.6%
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 0.67%, 9/15/26 (2)	2,600	2,594
Bank of Nova Scotia (The),
1.63%, 5/1/23	1,000	1,011
4.50%, 12/16/25	300	330
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.80%), 1.01%, 12/10/24 (3)	685	680
BNP Paribas S.A.,
4.25%, 10/15/24	1,000	1,079
(Variable, ICE LIBOR USD 3M + 1.11%), 2.82%, 11/19/25 (1) (3)	1,110	1,143
(Variable, U.S. SOFR + 1.00%), 1.32%, 1/13/27 (1) (3)	500	487
Credit Agricole S.A.,
(Floating, ICE LIBOR USD 3M + 1.02%), 1.14%, 4/24/23 (1) (2)	1,045	1,056
3.25%, 10/4/24 (1)	800	837
HSBC Holdings PLC,
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 3/13/23 (3)	1,000	1,005
(Variable, U.S. SOFR + 0.53%), 0.73%, 8/17/24 (3)	1,490	1,477

FIXED INCOME AND MONEY MARKET FUNDS    252    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 21.1% continued
Diversified Banks – 5.6%continued
(Variable, U.S. SOFR + 1.29%), 1.59%, 5/24/27 (3)	$1,300	$1,272
Macquarie Group Ltd.,
(Floating, U.S. SOFR + 0.92%), 0.97%, 9/23/27 (1) (2)	2,000	1,998
Mitsubishi UFJ Financial Group, Inc.,
2.80%, 7/18/24	1,000	1,037
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.55%), 0.95%, 7/19/25 (3)	1,450	1,432
Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.61%), 0.80%, 9/8/24 (2)	1,500	1,505
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.90%), 1.64%, 6/14/27 (3)	500	493
Royal Bank of Canada,
1.15%, 6/10/25	550	545
(Floating, U.S. SOFR Compounded Index + 0.57%), 0.62%, 4/27/26 (2)	1,000	999
Societe Generale S.A.,
2.63%, 10/16/24 (1)	1,000	1,027
Sumitomo Mitsui Financial Group, Inc.,
0.51%, 1/12/24	200	198
2.45%, 9/27/24	1,200	1,234
Toronto-Dominion Bank (The),
0.55%, 3/4/24	800	791
		24,230
Exploration & Production – 0.2%
Canadian Natural Resources Ltd.,
2.95%, 1/15/23	1,000	1,019
Financial Services – 1.0%
LSEGA Financing PLC,
0.65%, 4/6/24 (1)	900	887
Sumitomo Mitsui Trust Bank Ltd.,
(Floating, U.S. SOFR + 0.44%), 0.49%, 9/16/24 (1) (2)	1,900	1,897
UBS A.G.,
0.70%, 8/9/24 (1)	400	395
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 21.1% continued
Financial Services – 1.0%continued
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%), 1.01%, 7/30/24 (1) (3)	$1,000	$997
		4,176
Food & Beverage – 0.2%
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30(1)	725	788
Government Agencies – 0.2%
Kommunalbanken AS,
0.38%, 9/11/25(1)	1,100	1,066
Government Development Banks – 0.4%
Kreditanstalt fuer Wiederaufbau,
0.50%, 9/20/24	1,860	1,838
Government Local – 0.2%
Japan Finance Organization for Municipalities,
1.75%, 9/5/24(1)	1,020	1,037
Hardware – 0.2%
Seagate HDD Cayman,
4.88%, 3/1/24	600	636
3.13%, 7/15/29	235	230
		866
Industrial Other – 0.2%
Element Fleet Management Corp.,
1.60%, 4/6/24(1)	700	701
Integrated Oils – 0.4%
BP Capital Markets PLC,
3.81%, 2/10/24	1,510	1,591
Saudi Arabian Oil Co.,
1.25%, 11/24/23 (1)	200	200
		1,791
Medical Equipment & Devices Manufacturing – 0.2%
DH Europe Finance II S.a.r.l.,
2.20%, 11/15/24	840	859
Metals & Mining – 0.2%
FMG Resources Pty. Ltd., Series 2006,
5.13%, 5/15/24(1)	1,000	1,060
Pharmaceuticals – 1.1%
AstraZeneca PLC,
0.70%, 4/8/26	3,079	2,980

NORTHERN FUNDS QUARTERLY REPORT     253    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 21.1% continued
Pharmaceuticals – 1.1%continued
Bausch Health Cos., Inc.,
6.13%, 4/15/25 (1)	$843	$860
GlaxoSmithKline Capital PLC,
0.53%, 10/1/23	1,000	996
		4,836
Pipeline – 0.2%
Enbridge, Inc.,
(Floating, U.S. SOFR + 0.40%), 0.45%, 2/17/23 (2)	160	160
2.50%, 1/15/25	510	524
		684
Power Generation – 0.3%
Drax Finco PLC,
6.63%, 11/1/25(1)	1,200	1,239
Property & Casualty Insurance – 0.2%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, (100% Cash), 10/15/25(1) (5)	771	817
Railroad – 0.8%
Canadian Pacific Railway Co.,
4.50%, 1/15/22	1,000	1,001
1.35%, 12/2/24	2,550	2,553
		3,554
Software & Services – 0.3%
Open Text Corp.,
3.88%, 2/15/28(1)	1,100	1,121
Supranationals – 0.7%
European Investment Bank,
0.38%, 7/24/24	3,000	2,961
Travel & Lodging – 0.0%
Royal Caribbean Cruises Ltd.,
5.25%, 11/15/22	176	178
Wireless Telecommunications Services – 0.2%
Vodafone Group PLC,
2.95%, 2/19/23	1,000	1,021
Wireline Telecommunications Services – 0.7%
Altice France Holding S.A.,
6.00%, 2/15/28 (1)	1,000	955
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 21.1% continued
Wireline Telecommunications Services – 0.7%continued
Bell Telephone Co. of Canada or Bell Canada (The),
0.75%, 3/17/24	$2,000	$1,980
NTT Finance Corp.,
0.58%, 3/1/24 (1)	200	198
		3,133
Total Foreign Issuer Bonds
(Cost $92,420)		92,212

U.S. GOVERNMENT AGENCIES – 7.8% (6)
Fannie Mae – 2.9%
Pool #555649,
7.50%, 10/1/32	11	12
Pool #AD0915,
5.50%, 12/1/38	23	26
Pool #AI3471,
5.00%, 6/1/41	65	74
Pool #BA6574,
3.00%, 1/1/31	740	777
Pool #BC0266,
3.50%, 2/1/31	682	725
Pool #BC1465,
2.50%, 7/1/31	418	434
Pool #BE0514,
2.50%, 11/1/31	1,280	1,330
Pool #BM1239,
3.50%, 2/1/32	743	786
Pool #BM4485,
3.00%, 9/1/30	1,428	1,496
Pool #BM5017,
3.00%, 3/1/30	706	743
Pool #BM5525,
4.00%, 3/1/31	254	268
Pool #BM5708,
3.00%, 12/1/29	118	123
Pool #FM1773,
3.00%, 12/1/31	677	709
Pool #FM1849,
3.50%, 12/1/33	664	702
Pool #FM1852,
3.00%, 7/1/33	832	876
Pool #FM1897,
3.00%, 9/1/32	682	716

FIXED INCOME AND MONEY MARKET FUNDS    254    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 7.8% (6)continued
Fannie Mae – 2.9%continued
Pool #FM3308,
3.00%, 4/1/32	$2,163	$2,267
Pool #MA3090,
3.00%, 8/1/32	320	338
		12,402
Freddie Mac – 4.5%
Federal Home Loan Mortgage Corp.,
0.13%, 7/25/22	1,000	1,000
0.25%, 8/24/23	4,300	4,273
Freddie Mac REMICS, Series 4835, Class CA,
3.50%, 1/15/47	567	585
Pool #1B3617,
(Floating, ICE LIBOR USD 1Y + 1.92%, 1.92% Floor, 11.10% Cap), 2.20%, 10/1/37(2)	74	76
Pool #SB0084,
3.00%, 2/1/32	2,193	2,302
Pool #SB0093,
2.50%, 12/1/31	3,726	3,869
Pool #SB0215,
3.00%, 2/1/32	766	804
Pool #SB0216,
3.00%, 12/1/32	1,292	1,357
Pool #SB0329,
3.00%, 9/1/32	1,695	1,781
Pool #ZA2807,
2.50%, 2/1/28	119	123
Pool #ZK9070,
3.00%, 11/1/32	620	654
Pool #ZS6689,
2.50%, 4/1/28	370	384
Pool #ZS8598,
3.00%, 2/1/31	886	931
Pool #ZS8675,
2.50%, 11/1/32	1,303	1,353
		19,492
Freddie Mac Gold – 0.3%
Pool #A92650,
5.50%, 6/1/40	57	64
Pool #E04360,
2.50%, 4/1/28	424	441
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 7.8% (6)continued
Freddie Mac Gold – 0.3%continued
Pool #G18641,
3.00%, 4/1/32	$244	$257
Pool #G18647,
3.00%, 6/1/32	583	610
		1,372
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	577	597
Total U.S. Government Agencies
(Cost $33,608)		33,863

U.S. GOVERNMENT OBLIGATIONS – 10.3%
U.S. Treasury Floating Rate Notes – 1.2%
(Floating, U.S. Treasury 3M Bill MMY + 0.11%), 0.20%, 4/30/22(2)	5,000	5,002
U.S. Treasury Notes – 9.1%
0.13%, 4/30/22	10,200	10,200
0.13%, 12/31/22	6,000	5,982
1.38%, 2/15/23	2,700	2,728
0.13%, 5/15/23	6,000	5,966
0.13%, 10/15/23	4,000	3,961
0.38%, 10/31/23	1,000	994
0.38%, 4/15/24	5,000	4,951
0.38%, 9/15/24	5,000	4,930
		39,712
Total U.S. Government Obligations
(Cost $44,884)		44,714

MUNICIPAL BONDS – 1.5%
California – 0.2%
California State Taxable G.O. Unlimited Refunding Bonds, Bid Group B,
2.50%, 10/1/22	910	924
Florida – 0.6%
Florida State Board of Administration Finance Corp. Taxable Revenue Bonds, Series A,
1.26%, 7/1/25	1,100	1,095

NORTHERN FUNDS QUARTERLY REPORT     255    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 1.5%continued
Florida – 0.6%continued
Miami-Dade County Aviation Taxable Revenue Refunding Bonds, Series B,
1.23%, 10/1/25	$500	$494
Miami-Dade County Taxable Capital Asset Acquisition Special Obligation Revenue Bonds,
0.38%, 4/1/23	1,035	1,029
		2,618
New York – 0.7%
New York State Thruway Authority Taxable Revenue Refunding Bonds, Series M,
2.12%, 1/1/24	640	651
New York Taxable G.O. Unlimited Refunding Bonds, Series D, Fiscal 2021,
0.59%, 8/1/23	500	498
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA,
1.09%, 7/1/23	2,000	2,011
		3,160
Total Municipal Bonds
(Cost $6,688)		6,702

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 11.8%
FlexShares® Disciplined Duration MBS Index Fund(7)	202,000	$4,681
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(7) (8)	46,587,329	46,587
Total Investment Companies
(Cost $51,247)		51,268

Total Investments – 108.2%
(Cost $472,203)		471,999
Liabilities less Other Assets – (8.2%)		(35,775)
NET ASSETS – 100.0%		$436,224

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable or floating rate security. Rate as of December 31, 2021 is disclosed.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2021.
(4)	Perpetual bond. Maturity date represents next call date.
(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(8)	7-day current yield as of December 31, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

A.G. - Aktiengesellschaft (German: Stock Corporation)

AB - Aktiebolag (Sweden: Corporation)

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

L.P. - Limited Partnership

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

MBS - Mortgage Backed Securities

MMY - Money Market Yield

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

S.A. - Société Anonyme (French: Public Limited Company)

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.

FIXED INCOME AND MONEY MARKET FUNDS    256    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	13.7%
Corporate Bonds	42.0%
Foreign Issuer Bonds	21.1%
U.S. Government Agencies	7.8%
U.S. Government Obligations	10.3%
Municipal Bonds	1.5%
Investment Companies	11.8%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$59,928	$—	$59,928
Corporate Bonds(1)	—	183,312	—	183,312
Foreign Issuer Bonds(1)	—	92,212	—	92,212
U.S. Government Agencies(1)	—	33,863	—	33,863
U.S. Government Obligations(1)	—	44,714	—	44,714
Municipal Bonds(1)	—	6,702	—	6,702
Investment Companies	51,268	—	—	51,268
Total Investments	$51,268	$420,731	$—	$471,999

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Disciplined Duration MBS Index Fund	$4,824	$—	$—	$(143)	$87	$4,681	202,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	13,255	209,821	176,489	—	2	46,587	46,587,329
Total	$18,079	$209,821	$176,489	$(143)	$89	$51,268	46,789,329
NORTHERN FUNDS QUARTERLY REPORT     257    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 84.4%
Alabama – 0.6%
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 6/1/24	$400	$432
4.00%, 6/1/25	470	521
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/26(1) (2) (3)	2,500	2,829
Lower Gas District Gas Project Revenue Bonds,
4.00%, 12/1/25(1) (2) (3)	1,500	1,663
		5,445
Arizona – 0.5%
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/27	1,500	1,746
Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,
5.00%, 8/1/23	1,250	1,339
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area,
5.00%, 7/1/22	500	512
Bullhead City Excise Tax Revenue Bonds, Second Series,
1.15%, 7/1/27	375	372
1.30%, 7/1/28	500	495
		4,464
Arkansas – 0.1%
Bryant School District No. 25 Refunding G.O. Limited Bonds (State Aid Withholding),
1.00%, 2/1/25	1,070	1,081
California – 6.2%
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 2/1/27	1,125	1,291
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	1,000	1,199
5.00%, 12/1/27	2,750	3,423
5.00%, 11/1/28	2,800	3,569
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4%continued
California – 6.2%continued
California State G.O. Unlimited Refunding Bonds, Bid Group B,
5.00%, 11/1/27	$5	$6
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 10/1/27	8,500	10,536
5.00%, 4/1/33	5,000	5,492
California State Municipal Finance Authority Insured Revenue Bonds, NCROC-Paradise Valley TEMPS 50 (California Mortgage Insured),
2.00%, 7/1/24	410	410
Fremont Unified School District G.O. Unlimited TRB, Series B,
2.00%, 8/1/27	1,140	1,166
Golden State Tobacco Securitization Corp. Tobacco Settlement Taxable Revenue Refunding Bonds,
1.40%, 6/1/25	4,925	4,901
Local Public Schools Funding Authority School Facilities Improvement District No. 2016-1 G.O. Unlimited Bonds, Series B (AGM Insured),
3.00%, 8/1/26	805	889
4.00%, 8/1/28	935	1,120
Los Angeles County Development Authority Multifamily Housing Variable Revenue Bonds, Sunny Garden Apartments (HUD Sector 8 Program),
0.20%, 1/1/23(1) (2) (3)	3,000	2,997
Los Angeles Department of Airports Airport Subordinate Taxable Revenue Refunding Bonds, Subseries E,
1.43%, 5/15/27	1,050	1,032
Los Angeles Department of Water & Power System Revenue Bonds,
4.00%, 7/1/26	2,245	2,584
5.00%, 7/1/26	1,680	2,013
Los Angeles Department Water & Power Revenue Refunding Bonds, Series B, Power System,
5.00%, 7/1/26	3,055	3,659

FIXED INCOME AND MONEY MARKET FUNDS    258    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4%continued
California – 6.2%continued
Orange County Transportation Authority Revenue BANS, I-405 Improvement Project,
5.00%, 10/15/24	$5,000	$5,633
San Francisco Municipal Transportation Agency Taxable Revenue Refunding Bonds, Series A,
1.10%, 3/1/27	1,600	1,562
		53,482
Colorado – 0.9%
Adams & Arapahoe Counties Joint School District No. 28J Aurora G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 12/1/24	1,000	1,043
Boulder Larimer & Weld Counties St. Vrain Valley School District No. RE-1 G.O. Unlimited Refunding Bonds (State Aid Withholding),
4.00%, 12/15/24	2,025	2,030
Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,
5.00%, 11/20/25(1) (2) (3)	3,000	3,515
Colorado State Health Facilities Authority Hospital Variable Revenue Refunding Bonds, Adventhealth Obligation,
5.00%, 11/19/26(1) (2) (3)	1,000	1,207
		7,795
Connecticut – 1.4%
Connecticut State G.O. Unlimited Bonds, Series A,
1/15/28(4)	3,300	3,893
Connecticut State G.O. Unlimited Bonds, Series C,
4.00%, 6/1/27	1,000	1,169
Connecticut State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 9/15/23	2,000	2,158
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C-2, Yale University,
5.00%, 2/1/23(1) (2) (3)	5,000	5,257
		12,477
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4%continued
Florida – 2.7%
Broward County Airport System Revenue Refunding Bonds, Series B (AMT),
5.00%, 10/1/27	$3,500	$4,268
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/23	475	507
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/27	3,115	3,830
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/26	2,200	2,627
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/26	3,380	4,035
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series E,
5.00%, 6/1/26	3,110	3,713
Fort Lauderdale Water & Sewer Revenue Refunding Bonds,
5.00%, 9/1/23	2,305	2,484
Jacksonville Sales Tax Revenue Refunding Bonds,
5.00%, 10/1/27	2,000	2,071
		23,535
Georgia – 3.3%
Atlanta Airport Revenue Refunding Bonds, Series A,
5.00%, 7/1/28	1,000	1,258
Forsyth County School District Taxable G.O. Unlimited Refunding Bonds,
1.21%, 2/1/25	1,750	1,755
Georgia State G.O. Unlimited Refunding Bonds, Series E,
5.00%, 12/1/27	2,000	2,422
Georgia State Road & Tollway Authority Federal Highway Reimbursement GARVEE Bonds,
5.00%, 6/1/25	2,000	2,305
5.00%, 6/1/26	1,230	1,466

NORTHERN FUNDS QUARTERLY REPORT     259    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4%continued
Georgia – 3.3%continued
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2) (3)	$2,000	$2,311
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/23(1) (2) (3)	5,000	5,271
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(1) (2) (3)	3,400	3,611
Main Street Natural Gas, Inc. Gas Supply Variable Revenue Bonds, Series B,
4.00%, 12/2/24(1) (2) (3)	5,000	5,457
Metropolitan Atlanta Rapid Transit Authority Sales Taxable Revenue Refunding Bonds, Series D, Green Bond,
1.52%, 7/1/26	1,250	1,253
Northwest Housing Authority MFH Revenue Bonds, Spring Grove Apartments Project (HUD Sector 8 Program),
0.25%, 10/1/23(1) (2) (3)	1,450	1,444
		28,553
Hawaii – 1.6%
Hawaii State G.O. Unlimited Bonds, Series EH, Prerefunded,
5.00%, 8/1/23(5)	2,000	2,149
Hawaii State G.O. Unlimited Bonds, Series FT,
5.00%, 1/1/28	2,100	2,612
Hawaii State Taxable G.O. Unlimited Bonds, Series GB,
0.85%, 10/1/25	2,825	2,778
Honolulu City & County Adjustable G.O. Unlimited Bonds, Honolulu Rail Transit Project,
5.00%, 9/1/23(1) (2) (3)	5,000	5,323
Honolulu City & County G.O. Unlimited Refunding Bonds, Series F,
5.00%, 7/1/26	725	865
		13,727
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4%continued
Illinois – 0.3%
Champaign Coles Et al. Counties Community College District No. 505 G.O. Unlimited Refunding Bonds, Series B, Parkland College,
5.00%, 12/1/24	$1,315	$1,479
Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/22	1,150	1,172
		2,651
Indiana – 3.1%
Carmel Clay School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
4.00%, 7/15/25	1,825	2,040
Carmel in Local Public Improvement Bond Bank Revenue Bonds, Series A,
4.00%, 7/15/28	900	1,071
Finance Wastewater Utilities Revenue Refunding Bonds, First Lien CWA Authority, Project S,
5.00%, 10/1/27	1,200	1,485
Indiana Finance Authority Water Utility Second Lien Revenue Bonds, Citizens Energy Group,
2.95%, 10/1/22	1,750	1,774
Indiana State Finance Authority Health System Revenue Refunding Bonds, Indiana University Health,
5.00%, 12/1/22	4,000	4,175
Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group, Prerefunded,
1.65%, 1/1/22(2) (3) (5)	6,000	6,000
MSD of Washington Township School Building Corp. Revenue Bonds, 2016 Refferendum Projects (State Intercept Program),
5.00%, 1/15/26	2,040	2,389
5.00%, 1/15/27	1,100	1,324
5.00%, 1/15/27	2,140	2,575
5.00%, 7/15/27	1,075	1,312
5.00%, 7/15/27	2,195	2,679
		26,824

FIXED INCOME AND MONEY MARKET FUNDS    260    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4%continued
Iowa – 0.8%
Ankeny Community School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/25	$1,815	$2,086
University of Iowa Facilities Corp. Revenue Refunding Bonds,
5.00%, 6/1/22	2,240	2,284
5.00%, 6/1/23	2,470	2,634
		7,004
Kansas – 2.2%
Leawood G.O. Unlimited Temporary Notes,
1.50%, 9/1/22	8,625	8,701
Manhattan G.O. Unlimited Bonds, Series 01,
1.88%, 6/15/23	1,375	1,377
Manhattan G.O. Unlimited Temporary Notes, Series 2020-03,
0.75%, 6/15/24	6,635	6,637
Scott County Unified School District No. 466 G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 9/1/25(5)	1,000	1,163
Wichita G.O. Unlimited Bonds, Series 811,
3.00%, 6/1/27	1,185	1,226
		19,104
Kentucky – 1.3%
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (2) (3)	8,725	9,507
Louisville & Jefferson County Metro Government G.O. Unlimited Bonds, Series A,
5.00%, 10/1/27	1,050	1,300
		10,807
Louisiana – 1.6%
Lafayette Parish G.O. Unlimited Refunding Bonds,
5.00%, 3/1/24	500	548
Lafayette Public Power Authority Electric Revenue Bonds, Prerefunded,
5.00%, 11/1/22(5)	1,900	1,976
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4%continued
Louisiana – 1.6%continued
Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University of Louisiana,
5.00%, 4/1/26	$1,550	$1,828
Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A-1,
4.00%, 5/1/29	6,810	6,890
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, LCTCS Act 360 Project (BAM Insured),
5.00%, 10/1/25	2,495	2,890
		14,132
Maine – 0.1%
Maine Health & Higher Educational Facilities Authority Taxable Revenue Refunding Bonds, Series B (AGM Insured State Intercept),
1.30%, 7/1/26	1,000	995
Maryland – 1.1%
Maryland State Department of Transportation Consolidated Revenue Refunding Bonds, Series B,
5.00%, 12/1/27	5,000	6,228
Maryland State G.O. Unlimited Bonds, First Series,
5.00%, 6/1/26	3,000	3,332
		9,560
Massachusetts – 5.1%
Concord G.O. Limited Refunding Bonds, Municipal Purpose Loan,
4.00%, 9/15/23	500	531
Massachusetts State Clean Water Trust Revenue Bonds, Series 22, Green Bonds,
5.00%, 8/1/27	2,000	2,472
Massachusetts State Department of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Subordinate Contracts,
5.00%, 1/1/23(1) (2) (3)	10,000	10,461
Massachusetts State G.O. Limited Refunding Bonds, Series A,
5.00%, 9/1/27	9,515	11,768

NORTHERN FUNDS QUARTERLY REPORT     261    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4%continued
Massachusetts – 5.1%continued
Massachusetts State G.O. Limited Refunding Bonds, Series E,
3.00%, 12/1/27	$1,190	$1,343
Massachusetts State HFA Sustainability Revenue Bonds, Series A-2 (HUD Sector 8 Program),
0.45%, 12/1/24	725	717
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A, Prerefunded,
5.00%, 8/15/22(5)	1,700	1,750
5.00%, 8/15/22(5)	8,300	8,547
Massachusetts State School Building Authority Senior Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 8/15/23	1,575	1,621
Massachusetts State Variable G.O. Limited Refunding Bonds, Series A,
5.00%, 6/1/23(1) (2) (3)	5,000	5,333
		44,543
Michigan – 1.7%
Brandon School District G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured), Prerefunded,
5.00%, 5/1/25(5)	1,100	1,263
Grand Valley State University Revenue Bonds,
5.00%, 12/1/24	750	846
Michigan State Finance Authority Adjustable Revenue Refunding Bonds, Trinity Health,
5.00%, 2/1/25(1) (2) (3)	3,000	3,405
Michigan State Finance Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 7/1/24(1) (2) (3)	5,000	5,431
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Corp.,
5.00%, 12/1/22	2,000	2,086
Romeo Community School District G.O. Unlimited Bonds, Series II (Q-SBLF Insured),
2.00%, 5/1/22	2,025	2,037
		15,068
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4%continued
Minnesota – 2.6%
Lakeville Independent School District No. 194 G.O. Unlimited Bonds, Series A (School District Credit Program),
3.00%, 2/1/26	$325	$357
3.00%, 2/1/27	1,410	1,572
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area G.O. Unlimited GANS, Series C,
5.00%, 12/1/27	5,000	6,214
5.00%, 12/1/28	1,500	1,910
Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1,
5.00%, 9/1/27	10,100	12,485
		22,538
Mississippi – 0.2%
Mississippi State G.O. Unlimited Bonds, Series C,
5.00%, 10/1/32	1,500	1,892
Missouri – 1.5%
Columbia School District G.O. Unlimited Refunding Bonds,
5.00%, 3/1/26	2,825	3,224
Curators of the University of Missouri System Facilities Revenue Refunding Bonds, Series A,
5.00%, 11/1/26	2,320	2,618
Fort Zumwalt School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
4.00%, 3/1/24	1,480	1,596
Jefferson City School District Direct Deposit Program Refunding G.O. Unlimited Bonds (State Aid Direct Deposit Program),
4.00%, 3/1/26	1,000	1,134
Lees Summit Moser G.O. Unlimited Bonds, Series A,
3.00%, 4/1/28	2,925	2,939
Saint Charles School District G.O. Unlimited Bonds (State Aid Direct Deposit Program),
4.00%, 3/1/25	1,050	1,165
		12,676

FIXED INCOME AND MONEY MARKET FUNDS    262    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4%continued
Nebraska – 0.4%
Lancaster County School District No.1 G.O. Unlimited Bonds,
5.00%, 1/15/28	$2,710	$3,375
Nevada – 1.8%
Clark County School District G.O. Limited Bonds, Series A,
5.00%, 6/15/26	5,000	5,931
Clark County School District G.O. Limited Bonds, Series A (AGM Insured),
3.00%, 6/15/22	550	557
5.00%, 6/15/27	1,000	1,223
Nevada State G.O. Limited Refunding Bonds, Series A,
5.00%, 5/1/27	2,165	2,645
Nevada State System of Higher Education University Revenue Bonds, Series B,
5.00%, 7/1/26	5,000	5,337
		15,693
New Jersey – 2.0%
Clifton Board of Education G.O. Unlimited Bonds (AGM School Board Resource Fund Insured),
2.00%, 8/15/22	1,227	1,240
2.00%, 8/15/26	5,500	5,792
Mercer County G.O. Unlimited Refunding Bonds,
2.00%, 2/15/23	3,490	3,557
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/27	2,750	3,342
New Jersey State Turnpike Authority Revenue Taxable Refunding Bonds, Series B,
0.90%, 1/1/25	1,000	982
Union County G.O. Unlimited Bonds,
2.00%, 3/1/27	1,875	1,991
Union County G.O. Unlimited Refunding Bonds,
2.00%, 1/15/23	385	392
		17,296
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4%continued
New York – 12.0%
Brighton Central School District G.O. Unlimited Bonds (State Aid Withholding),
2.00%, 6/15/27	$1,330	$1,420
Commack Union Free School District G.O. Unlimited Bonds, Series A (State Aid Withholding),
1.00%, 6/15/25	1,400	1,413
Dutchess County New York Public Improvement G.O. Limited Bonds, Series B,
2.00%, 4/1/26	1,175	1,244
Erie County Industrial Development Agency School Facility Revenue Refunding Bonds, School District & Buffalo City Project (State Aid Withholding),
5.00%, 5/1/28	1,000	1,249
Metropolitan Transportation Authority Revenue BANS, Series B-1,
5.00%, 5/15/22	1,610	1,638
New York City Housing Development Corp. MFH Revenue Bonds, Series L, Sustainable Neighborhood Bonds,
2.75%, 12/29/23(1) (2) (3)	3,000	3,064
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,
5.00%, 2/1/26	2,000	2,007
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,
5.00%, 11/1/27	1,000	1,240
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/23	1,000	1,075
5.00%, 2/1/29	3,295	3,605
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds, Series B,
5.00%, 11/1/26	5,925	6,159
5.00%, 11/1/27	5,150	5,354

NORTHERN FUNDS QUARTERLY REPORT     263    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4%continued
New York – 12.0%continued
New York City Transitional Finance Authority Revenue Future Tax Secured Subordinate Revenue Bonds, Series G,
5.00%, 11/1/25	$3,620	$3,845
New York G.O. Limited Bonds, Series F-4, Fiscal 2015,
5.00%, 12/1/25(1) (2) (3)	3,750	4,296
New York G.O. Unlimited Bonds, Series H,
5.00%, 8/1/22	1,260	1,295
New York G.O. Unlimited Bonds, Series J-10, Fiscal 2008,
5.00%, 8/1/26	605	724
New York G.O. Unlimited Bonds, Series J-5, Fiscal 2008,
5.00%, 8/1/28	1,000	1,259
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series B,
1.04%, 3/15/26	1,000	977
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series 2020, School Districts Financing Program (AGM Insured),
5.00%, 10/1/22	1,500	1,554
New York State Dormitory Authority State Personal Income Tax General Purpose Revenue Bonds, Series D,
5.00%, 2/15/27	1,225	1,232
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/24	645	711
5.00%, 3/15/29	2,600	3,332
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E, Bidding Group 1,
5.00%, 3/15/29	1,125	1,442
New York State Dormitory Authority State Personal Income Taxable Revenue Refunding Bonds,
1.10%, 3/15/24	5,000	5,001
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4%continued
New York – 12.0%continued
New York State Dormitory Authority State Supported Debt Third General Resolution Revenue Bonds, State University,
5.00%, 5/15/26	$2,840	$2,890
New York State HFA Revenue Bonds, Series E, Sustainability Bonds,
1.10%, 5/1/26	2,500	2,515
New York State HFA Revenue Bonds, Series F,
1.10%, 11/1/26	1,350	1,364
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA Insured),
2.10%, 5/1/23	2,000	2,002
2.13%, 11/1/23	1,000	1,007
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMa, FHA Insured),
0.75%, 11/1/25	4,000	4,000
New York State Liberty Development Corp. Revenue Refunding Bonds, Four World Trade, Green Bonds,
1.20%, 11/15/28	2,000	1,978
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/28	2,175	2,297
5.00%, 3/15/29	2,675	2,825
New York State Urban Development Corp. Sales Tax Revenue Refunding Bonds, Bidding Group 1, Series A,
5.00%, 3/15/28	5,000	6,260
New York State Urban Development Corp. Sales Tax Taxable Revenue Refunding Bonds, Bidding Group 1, Series B,
1.08%, 3/15/25	7,000	6,967
South Glens Falls Central School District G.O. Unlimited Bonds, Series A (State Aid Withholding),
2.00%, 7/15/27	1,655	1,764
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B,
5.00%, 11/15/25	7,500	7,806

FIXED INCOME AND MONEY MARKET FUNDS    264    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4%continued
New York – 12.0%continued
Uniondale Union Free School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 5/1/23	$1,675	$1,780
5.00%, 5/1/24	1,955	2,164
Utility Debt Securitization Authority Revenue Refunding Restructuring Bonds, Series A,
5.00%, 12/15/27	1,450	1,701
		104,456
North Carolina – 0.8%
Forsyth County G.O. Unlimited Refunding Bonds,
3.00%, 4/1/28	2,870	3,263
North Carolina State G.O. Unlimited Bonds, Series A, Public Improvement Connect NC,
5.00%, 6/1/27	2,000	2,459
Wake County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 4/1/22	1,500	1,518
		7,240
North Dakota – 0.0%
City of Fargo North Dakota G.O. Unlimited Refunding Bonds, Series A,
3.00%, 5/1/25	220	233
Ohio – 3.1%
Akron Income Tax Revenue Refunding Bonds,
12/1/26(4)	1,120	1,279
Ohio State Common Schools G.O. Unlimited Bonds, Series B, Prerefunded,
5.00%, 6/15/22(5)	2,205	2,253
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C,
5.00%, 3/15/28	2,000	2,507
Ohio State Conservation Projects G.O. Unlimited Bonds, Series A,
4.00%, 3/1/28	2,460	2,933
Ohio State G.O. Unlimited Bonds, Series A,
5.00%, 6/15/26	3,500	3,695
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4%continued
Ohio – 3.1%continued
Ohio State Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 5/1/22	$1,500	$1,524
Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series S,
5.00%, 5/1/28	5,085	6,021
Ohio State Infrastructure Improvement G.O. Limited Bonds, Series A,
3.00%, 9/1/27	3,000	3,151
University of Cincinnati Revenue Bonds, Series A, Prerefunded,
5.00%, 6/1/23(5)	3,280	3,500
		26,863
Oklahoma – 0.5%
Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public School,
5.00%, 10/1/25	1,000	1,156
Oklahoma County Independent School District No. 89 G.O. Unlimited Bonds, Series A,
1.00%, 7/1/24	2,000	2,029
Oklahoma State Capitol Improvement Authority Taxable Revenue Bonds, Series A,
1.75%, 7/1/27	1,100	1,104
		4,289
Oregon – 0.9%
DeSchutes County Administrative School District No. 1 Taxable G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
1.20%, 6/15/25	5,000	5,011
Multnomah County G.O. Limited Bonds,
5.00%, 6/1/28	1,000	1,221
Portland Water System Second Lien Revenue Refunding Bonds,
5.00%, 10/1/27	1,640	1,733
		7,965
Pennsylvania – 1.3%
Delaware Valley Regional Financial Authority Revenue Bonds, Series A,
2.00%, 10/1/29	2,275	2,383

NORTHERN FUNDS QUARTERLY REPORT     265    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4%continued
Pennsylvania – 1.3%continued
Easton Area School District Refunding G.O. Limited Bonds, Series A (State Aid Withholding),
4.00%, 4/1/26	$1,600	$1,827
Pennsylvania State G.O. Unlimited Bonds, Series 1, Prerefunded,
4.00%, 6/1/22(5)	1,000	1,016
5.00%, 4/1/23(5)	1,000	1,059
Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series A, Motor License Fund-Enhanced, Prerefunded,
5.00%, 12/1/22(5)	2,435	2,541
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,
5.00%, 12/1/25	1,700	1,989
		10,815
South Carolina – 0.2%
County Square Redevelopment Corp. Installment Purchase Revenue BANS, Greenville County Project,
2.00%, 3/3/22	2,000	2,006
Tennessee – 1.8%
Hamilton County G.O. Unlimited Bonds,
5.00%, 12/1/27	3,000	3,742
Hardin County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 6/1/24	540	600
Metropolitan Government of Nashville & Davidson County, G.O. Unlimited Refunding Bonds, Prerefunded,
5.00%, 7/1/23(5)	6,055	6,479
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(1) (2) (3)	4,500	5,015
		15,836
Texas – 5.9%
Beaumont Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/23	1,150	1,210
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4%continued
Texas – 5.9%continued
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds, Prerefunded,
5.00%, 12/1/22(5)	$750	$783
Dallas Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/27	8,075	9,811
Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series A,
5.00%, 11/1/26	1,500	1,802
Ector County Independent School District G.O. Unlimited Bonds, School Building (PSF, Gtd.), Prerefunded,
5.00%, 8/15/23(5)	615	662
El Paso Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/23	1,000	1,076
5.00%, 8/15/27	1,000	1,233
Fort Bend Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/27	2,685	2,762
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.88%, 8/1/25(1) (2) (3)	1,195	1,216
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(1) (2) (3)	2,000	2,001
Laredo Certificates Obligation G.O. Limited Bonds,
5.00%, 2/15/23	500	526
Laredo Public Property Finance Contractual Obligation G.O. Limited Bonds,
5.00%, 2/15/27	800	968
Leander G.O. Limited Refunding Bonds,
5.00%, 8/15/22	500	515
Leander Independent School District G.O. Unlimited Bonds, Series A, School Building (PSF, Gtd.),
5.00%, 8/15/23	1,000	1,076

FIXED INCOME AND MONEY MARKET FUNDS    266    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4%continued
Texas – 5.9%continued
Leander Independent School District G.O. Unlimited Bonds, Series C (PSF, Gtd.),
5.00%, 8/15/28	$750	$948
Lewisville Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/15/23	1,330	1,431
McAllen Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
4.00%, 2/15/26	1,000	1,139
Midway Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
4.00%, 8/1/27	1,425	1,674
North Central Texas State Housing Finance Corp. Variable Revenue Bonds, Bluebonnet Ridge Apartment,
0.38%, 8/1/24(1) (2) (3)	1,750	1,744
Northside Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
1.60%, 8/1/24(1) (2) (3)	1,480	1,519
Pecos Barstow Toyah Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/27	1,000	1,213
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.13%, 12/1/26(1) (2) (3)	3,500	3,549
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/25	645	663
Southwest Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/1/28	915	1,137
Texas State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/26	2,355	2,643
4.00%, 8/1/27	2,135	2,395
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/26	1,400	1,661
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4%continued
Texas – 5.9%continued
Texas State Municipal Power Agency Revenue Refunding Bonds (AGM Insured),
3.00%, 9/1/28	$900	$981
Travis County Certificates Obligation G.O. Limited Bonds,
2.00%, 3/1/23	2,075	2,118
1.00%, 3/1/24	800	810
		51,266
Utah – 1.2%
Davis County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty (School Board Guaranty Program),
3.00%, 6/1/28	4,095	4,351
Murray City School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 2/1/28	1,685	2,098
Utah County Hospital Revenue Bonds, Series B, IHC Health Services, Inc.,
5.00%, 8/1/24(1) (2) (3)	3,850	4,297
		10,746
Virginia – 2.0%
Alexandria G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/15/27	5,000	6,237
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System,
5.00%, 5/15/23(1) (2) (3)	9,125	9,704
Virginia State Resources Authority Infrastructure Revenue Refunding Bonds, Virginia Pooled Financing Program (State Intercept Program),
5.00%, 11/1/22	1,110	1,154
		17,095
Washington – 6.6%
Central Puget Sound Regional Transit Authority Sales Tax & Motor Vehicle Revenue Refunding Bonds, Series S-1, Green Bond,
5.00%, 11/1/27	1,500	1,861

NORTHERN FUNDS QUARTERLY REPORT     267    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4%continued
Washington – 6.6%continued
Franklin County School District No. 1 Pasco G.O. Unlimited Bonds (School Board Guaranty Program),
4.00%, 12/1/28	$1,500	$1,574
Franklin County School District No. 1 Pasco G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	1,340	1,517
King County Lake Washington School District No. 414 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	3,000	3,624
King County School District No. 411 Issaquah G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/24	1,045	1,089
Pierce County Bethel School District No. 403 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/22	800	828
4.00%, 12/1/27	1,250	1,479
Pierce County School District No. 320 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	650	716
Pierce County School District No. 403 Bethel G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	4,100	4,938
Pierce County School District No. 83 University Place G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	3,205	3,629
Seattle G.O. Limited Refunding Bonds, Series A,
4.00%, 4/1/27	2,775	3,165
Spokane County School District No. 81 Spokane G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	2,200	2,659
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4%continued
Washington – 6.6%continued
Thurston & Pierce Counties Community Schools G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/23	$685	$745
Walla Walla County School District No. 250 College Place G.O. Unlimited Bonds (School Board Guaranty Program),
4.25%, 12/1/28	2,445	2,484
Washington State G.O. Unlimited Bonds, Series 2017-A,
5.00%, 8/1/29	2,400	2,865
Washington State G.O. Unlimited Bonds, Series E,
5.00%, 6/1/27	5,855	7,182
Washington State G.O. Unlimited Refunding Bonds, Motor Vehicle Fuel Tax,
5.00%, 7/1/25	1,000	1,024
5.00%, 7/1/26	5,000	5,118
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
5.00%, 7/1/24	750	768
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/22	775	778
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2012C,
4.00%, 7/1/28	7,495	7,635
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-C,
4.00%, 7/1/27	1,840	1,935
		57,613
Wisconsin – 5.0%
Gateway Technical College District G.O. Unlimited Promissory Notes, Series A-20,
3.00%, 4/1/26	825	907
Janesville G.O. Unlimited Promissory Notes, Series A,
2.00%, 2/1/22	455	456
Wisconsin State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/28	7,805	9,801

FIXED INCOME AND MONEY MARKET FUNDS    268    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4%continued
Wisconsin – 5.0%continued
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2021-2,
5.00%, 5/1/27	$10,000	$12,238
Wisconsin State G.O. Unlimited Refunding Bonds, Series 3, Prerefunded,
5.00%, 11/1/22(5)	3,925	4,082
Wisconsin State G.O. Unlimited Refunding Bonds, Series 4,
5.00%, 5/1/26	645	728
Wisconsin State Housing & EDA Variable Revenue Refunding Bonds, Series B (HUD Sector 8 Program),
0.40%, 11/1/23(1) (2) (3)	2,010	2,008
Wisconsin State Transportation Revenue Bonds, Series A,
5.00%, 7/1/28	4,000	4,785
Wisconsin State Transportation Revenue Refunding Bonds, Series 1, Prerefunded,
5.00%, 7/1/23(5)	7,505	8,036
		43,041
Total Municipal Bonds
(Cost $729,627)		734,181

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 5.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(6) (7)	51,363,219	$51,363
Total Investment Companies
(Cost $51,363)		51,363

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 9.6%
Clark County School District G.O. Limited Bonds, Series C, 5.00%, 6/15/22	$1,825	$1,865
Colorado Education Loan Program TRANS, Series A, 2.00%, 6/29/22	5,000	5,046
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series U-1, Yale University Issue, 2.00%, 2/8/22(1) (2) (3)	7,075	7,087
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 9.6%continued
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-1 (PSF, Gtd.), 1.25%, 8/15/22(1) (2) (3)	$4,250	$4,276
Goose Creek Consolidated Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.), 0.45%, 8/15/22(1) (2) (3)	4,000	4,007
Goose Creek Consolidated Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 0.15%, 10/3/22(1) (2) (3)	2,000	1,999
King County Variable G.O. Limited Refunding Bonds, Series A, 0.10%, 1/3/22(1) (3) (8)	9,950	9,950
Metropolitan Transportation Authority Revenue Taxable GANS, Series A, 0.78%, 11/15/22	8,000	8,007
Miami-Dade County Housing Finance Authority Multifamily Housing Variable Revenue Bonds, Sunset Bay Apartments, 0.25%, 12/1/22(1) (2) (3)	2,500	2,499
Michigan State Finance Authority Revenue Notes, Series A-1 (State Aid Withholding), 3.00%, 7/20/22	3,500	3,554
New York City Housing Development Corp. Multi-Family Housing Variable Revenue Notes, Series H, 0.12%, 3/15/22(1) (2) (3)	950	949
North East Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 0.25%, 8/1/22(1) (2) (3)	3,500	3,500
Ohio State University Variable Revenue Bonds, Series B-1, 0.10%, 1/10/22(1) (3) (8)	5,325	5,325
Ohio State Variable G.O. Unlimited Bonds, Series B, Common Schools, 0.10%, 1/10/22(1) (3) (8)	8,460	8,460
Palacios Independent School District G.O. Unlimited Bonds (PSF, Gtd.), 4.00%, 2/15/22	1,000	1,004

NORTHERN FUNDS QUARTERLY REPORT     269    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 9.6%continued
South Carolina Association of Governmental Organizations COPS, Series B (SCSDE Insured), 3.00%, 3/1/22	$15,000	$15,070
Wisconsin State Housing & EDA Revenue Bonds, Series A, 1.60%, 11/1/22(1) (2) (3)	1,000	1,001
Total Short-Term Investments
(Cost $83,553)		83,599

Total Investments – 99.9%
(Cost $864,543)		869,143
Other Assets less Liabilities – 0.1%		472
NET ASSETS – 100.0%		$869,615

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable or floating rate security. Rate as of December 31, 2021 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at December 31, 2021.
(5)	Maturity date represents the prerefunded date.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2021 is disclosed.
(8)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

LCTCS - Louisiana Community and Technical College System

MFH - Multi-Family Housing

NCROC - Northern California Retired Officers Community

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina State Department of Education

SonyMA - State of New York Mortgage Agency

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	84.4%
Investment Companies	5.9%
Short-Term Investments	9.6%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$734,181	$—	$734,181
Investment Companies	51,363	—	—	51,363
Short-Term Investments	—	83,599	—	83,599
Total Investments	$51,363	$817,780	$—	$869,143

(1)	Classifications as defined in the Schedule of Investments.

FIXED INCOME AND MONEY MARKET FUNDS    270    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$81,465	$468,857	$498,959	$12	$51,363	51,363,219
NORTHERN FUNDS QUARTERLY REPORT     271    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 1.1% (1)
Fannie Mae – 0.3%
Pool #555649,
7.50%, 10/1/32	$20	$22
Pool #BH9277,
3.50%, 2/1/48	166	175
		197
Freddie Mac – 0.0%
Pool #ZS7735,
2.00%, 1/1/32	4	4
Freddie Mac Gold – 0.4%
Pool #D99701,
3.00%, 11/1/32	212	225
Government National Mortgage Association – 0.3%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	147	152
Government National Mortgage Association I – 0.1%
Pool #676682,
4.50%, 6/15/25	32	34
Pool #782618,
4.50%, 4/15/24	10	10
Pool #783245,
5.00%, 9/15/24	11	11
Pool #783489,
5.00%, 6/15/25	4	4
		59
Total U.S. Government Agencies
(Cost $626)		637

U.S. GOVERNMENT OBLIGATIONS – 85.1%
U.S. Treasury Bonds – 1.0%
6.00%, 2/15/26	470	562
U.S. Treasury Notes – 84.1%
0.25%, 4/15/23	330	329
1.63%, 5/31/23	562	570
0.13%, 6/30/23	418	415
2.75%, 7/31/23	385	398
2.50%, 8/15/23	377	388
1.38%, 8/31/23	372	376
0.13%, 9/15/23	1,153	1,143
1.38%, 9/30/23	353	357
1.63%, 10/31/23	338	344
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 85.1%continued
U.S. Treasury Notes – 84.1%continued
2.88%, 10/31/23	$1,100	$1,143
0.50%, 11/30/23	10,148	10,110
2.88%, 11/30/23	548	571
2.50%, 1/31/24	546	566
0.13%, 2/15/24	542	535
2.75%, 2/15/24	523	545
0.38%, 4/15/24	577	571
2.00%, 4/30/24	554	569
0.25%, 5/15/24	579	571
1.75%, 6/30/24	453	463
1.75%, 7/31/24	555	568
1.88%, 8/31/24	554	568
0.38%, 9/15/24	579	571
2.13%, 9/30/24	550	568
0.75%, 11/15/24	11,501	11,439
2.25%, 11/15/24	550	570
2.50%, 1/31/25	541	566
2.75%, 2/28/25	538	567
2.88%, 4/30/25	537	569
0.25%, 5/31/25	588	572
2.88%, 5/31/25	538	571
0.25%, 6/30/25	587	570
0.25%, 7/31/25	589	572
2.88%, 7/31/25	532	566
0.25%, 10/31/25	591	571
0.38%, 11/30/25	883	857
2.88%, 11/30/25	158	168
1.63%, 2/15/26	558	568
0.50%, 2/28/26	587	571
2.13%, 5/31/26	549	571
1.88%, 6/30/26	550	566
0.63%, 7/31/26	586	570
1.88%, 7/31/26	551	567
0.75%, 8/31/26	582	569
0.88%, 9/30/26	580	570
2.00%, 11/15/26	550	569
1.25%, 11/30/26	2,351	2,351
		47,869
Total U.S. Government Obligations
(Cost $48,645)		48,431

FIXED INCOME AND MONEY MARKET FUNDS    272    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 8.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	5,095,908	$5,096
Total Investment Companies
(Cost $5,096)		5,096

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.9%
U.S. Treasury Bill, 0.05%, 4/7/22(4) (5)	$500	$500
	Total Short-Term Investments
	(Cost $500)	500

	Total Investments – 96.0%
	(Cost $54,867)	54,664
	Other Assets less Liabilities – 4.0%	2,252
	NET ASSETS – 100.0%	$56,916

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2021 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
At December 31, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
5-Year U.S. Treasury Note	22	$2,661	Long	3/22	$6
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
U.S. Government Agencies	1.1%
U.S. Government Obligations	85.1%
Investment Companies	8.9%
Short-Term Investments	0.9%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$637	$—	$637
U.S. Government Obligations(1)	—	48,431	—	48,431
Investment Companies	5,096	—	—	5,096
Short-Term Investments	—	500	—	500
Total Investments	$5,096	$49,568	$—	$54,664
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$6	$—	$—	$6

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     273    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued	December 31, 2021 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$49	$87,232	$82,185	$—*	$5,096	5,095,908

*	Amount rounds to less than one thousand.
FIXED INCOME AND MONEY MARKET FUNDS    274    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 0.0%
Other – 0.0%
World Omni Auto Receivables Trust, Series 2021-D, Class A3
0.81%, 10/15/26	$900	$895
Total Asset-Backed Securities
(Cost $900)		895

CORPORATE BONDS – 21.1%
Aerospace & Defense – 0.5%
Boeing (The) Co.,
1.43%, 2/4/24	15,000	14,980
Huntington Ingalls Industries, Inc.,
0.67%, 8/16/23 (1)	5,000	4,956
		19,936
Airlines – 0.1%
Southwest Airlines Co.,
4.75%, 5/4/23	5,000	5,237
Automobiles Manufacturing – 2.6%
American Honda Finance Corp.,
1.95%, 5/20/22	5,000	5,029
BMW U.S. Capital LLC,
3.80%, 4/6/23 (1)	8,900	9,229
General Motors Financial Co., Inc.,
1.70%, 8/18/23	13,110	13,236
(Floating, U.S. SOFR + 0.62%), 0.67%, 10/15/24 (2)	7,000	6,995
Hyundai Capital America,
1.25%, 9/18/23 (1)	20,000	19,985
0.88%, 6/14/24 (1)	8,100	7,945
Nissan Motor Acceptance Co. LLC,
1.13%, 9/16/24 (1)	4,500	4,422
Toyota Motor Credit Corp.,
1.15%, 5/26/22	16,000	16,050
(Floating, U.S. SOFR + 0.29%), 0.34%, 9/13/24 (2)	5,000	4,985
Volkswagen Group of America Finance LLC,
0.75%, 11/23/22 (1)	10,000	9,999
3.13%, 5/12/23 (1)	11,850	12,183
		110,058
Banks – 1.8%
Capital One N.A.,
2.15%, 9/6/22	12,500	12,618
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Banks – 1.8%continued
KeyBank N.A.,
(Floating, U.S. SOFR + 0.34%), 0.39%, 1/3/24 (2)	$5,000	$4,995
M&T Bank Corp.,
(Floating, ICE LIBOR USD 3M + 0.68%), 0.80%, 7/26/23 (2)	12,708	12,799
Synchrony Bank,
3.00%, 6/15/22	7,500	7,565
Truist Bank,
(Floating, U.S. SOFR + 0.20%), 0.25%, 1/17/24 (2)	16,000	15,937
Truist Financial Corp.,
(Floating, U.S. SOFR + 0.40%), 0.45%, 6/9/25 (2)	15,000	14,958
U.S. Bank N.A.,
2.65%, 5/23/22	10,000	10,072
		78,944
Chemicals – 0.1%
Avery Dennison Corp.,
0.85%, 8/15/24	4,840	4,770
Commercial Finance – 0.7%
Air Lease Corp.,
(Floating, ICE LIBOR USD 3M + 0.35%), 0.55%, 12/15/22 (2)	20,000	19,986
0.80%, 8/18/24	10,000	9,798
		29,784
Consumer Finance – 1.8%
American Express Co.,
0.75%, 11/3/23	20,060	20,001
(Floating, U.S. SOFR + 0.65%), 0.70%, 11/4/26 (2)	16,400	16,434
Capital One Financial Corp.,
(Floating, ICE LIBOR USD 3M + 0.72%), 0.85%, 1/30/23 (2)	5,000	5,014
(Floating, U.S. SOFR + 0.69%), 0.74%, 12/6/24 (2)	13,700	13,695
(Variable, U.S. SOFR + 0.69%), 1.34%, 12/6/24 (3)	14,490	14,579
Global Payments, Inc.,
1.50%, 11/15/24	3,450	3,451
PayPal Holdings, Inc.,
2.20%, 9/26/22	5,000	5,071
		78,245

NORTHERN FUNDS QUARTERLY REPORT     275    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Diversified Banks – 0.9%
Bank of America Corp.,
(Variable, U.S. SOFR + 0.41%), 0.52%, 6/14/24 (3)	$7,170	$7,123
Citigroup, Inc.,
(Floating, U.S. SOFR + 0.67%), 0.72%, 5/1/25 (2)	4,700	4,733
(Variable, U.S. SOFR + 0.53%), 1.28%, 11/3/25 (3)	9,100	9,078
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.77%), 0.81%, 9/22/27 (2)	16,400	16,465
		37,399
Entertainment Content – 0.1%
Fox Corp.,
3.67%, 1/25/22	2,900	2,906
Exploration & Production – 0.1%
Continental Resources, Inc.,
4.50%, 4/15/23	5,611	5,782
Financial Services – 2.2%
Bank of New York Mellon (The) Corp.,
1.85%, 1/27/23	10,000	10,139
0.85%, 10/25/24	8,300	8,232
FS KKR Capital Corp.,
1.65%, 10/12/24	19,670	19,301
Goldman Sachs Group (The), Inc.,
(Floating, U.S. SOFR + 0.54%), 0.59%, 11/17/23 (2)	10,100	10,101
(Floating, U.S. SOFR + 0.49%), 0.54%, 10/21/24 (2)	5,000	4,983
(Variable, U.S. SOFR + 0.49%), 0.93%, 10/21/24 (3)	10,150	10,108
Morgan Stanley,
(Variable, U.S. SOFR + 0.47%), 0.56%, 11/10/23 (3)	5,000	4,993
(Variable, U.S. SOFR + 0.46%), 0.53%, 1/25/24 (3)	15,000	14,949
(Variable, U.S. SOFR + 0.56%), 1.16%, 10/21/25 (3)	7,800	7,740
Nasdaq, Inc.,
0.45%, 12/21/22	6,000	5,991
		96,537
Food & Beverage – 0.1%
Conagra Brands, Inc.,
0.50%, 8/11/23	5,760	5,711
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Integrated Oils – 0.2%
Exxon Mobil Corp.,
1.57%, 4/15/23	$10,000	$10,113
Life Insurance – 3.1%
Athene Global Funding,
1.20%, 10/13/23 (1)	15,000	15,023
0.95%, 1/8/24 (1)	30,700	30,520
Jackson Financial, Inc.,
1.13%, 11/22/23 (1)	9,540	9,523
Metropolitan Life Global Funding I,
(Floating, U.S. SOFR + 0.30%), 0.35%, 9/27/24 (1) (2)	18,800	18,753
New York Life Global Funding,
0.90%, 10/29/24 (1)	18,600	18,476
(Floating, U.S. SOFR + 0.48%), 0.53%, 6/9/26 (1) (2)	20,000	20,045
Principal Life Global Funding II,
(Floating, U.S. SOFR + 0.38%), 0.43%, 8/23/24 (1) (2)	12,000	11,987
Security Benefit Global Funding,
1.25%, 5/17/24	9,300	9,256
		133,583
Machinery Manufacturing – 1.0%
Caterpillar Financial Services Corp.,
0.95%, 5/13/22	5,000	5,011
(Floating, U.S. SOFR + 0.25%), 0.29%, 5/17/24 (2)	15,000	14,995
(Floating, U.S. SOFR + 0.27%), 0.32%, 9/13/24 (2)	10,000	10,014
CNH Industrial Capital LLC,
1.95%, 7/2/23	7,900	8,003
John Deere Capital Corp.,
(Floating, U.S. SOFR + 0.12%), 0.17%, 7/10/23 (2)	5,000	4,993
		43,016
Managed Care – 0.1%
Humana, Inc.,
0.65%, 8/3/23	5,000	4,975
Medical Equipment & Devices Manufacturing – 0.7%
Baxter International, Inc.,
1.32%, 11/29/24 (1)	20,000	19,976
Thermo Fisher Scientific, Inc.,
(Floating, U.S. SOFR + 0.53%), 0.58%, 10/18/24 (2)	1,380	1,382

FIXED INCOME AND MONEY MARKET FUNDS    276    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Medical Equipment & Devices Manufacturing – 0.7%continued
Zimmer Biomet Holdings, Inc.,
1.45%, 11/22/24	$7,600	$7,580
		28,938
Real Estate – 0.1%
Public Storage,
(Floating, U.S. SOFR + 0.47%), 0.52%, 4/23/24(2)	5,000	4,994
Refining & Marketing – 0.1%
Phillips 66,
3.70%, 4/6/23	5,500	5,686
Restaurants – 0.1%
Starbucks Corp.,
1.30%, 5/7/22	3,330	3,341
Software & Services – 0.1%
VMware, Inc.,
1.00%, 8/15/24	2,000	1,981
Supermarkets & Pharmacies – 0.7%
7-Eleven, Inc.,
0.80%, 2/10/24 (1)	7,100	7,020
Walgreens Boots Alliance, Inc.,
0.95%, 11/17/23	21,000	20,991
		28,011
Tobacco – 0.1%
Philip Morris International, Inc.,
1.13%, 5/1/23	4,540	4,560
Transportation & Logistics – 1.0%
Daimler Trucks Finance North America LLC,
(Floating, U.S. SOFR + 0.75%), 0.80%, 12/13/24 (1) (2)	20,250	20,264
1.63%, 12/13/24 (1)	10,350	10,430
PACCAR Financial Corp.,
0.90%, 11/8/24	11,800	11,730
		42,424
Utilities – 1.8%
American Electric Power Co., Inc.,
(Floating, ICE LIBOR USD 3M + 0.48%), 0.61%, 11/1/23 (2)	8,400	8,401
Black Hills Corp.,
1.04%, 8/23/24	10,700	10,568
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Utilities – 1.8%continued
CenterPoint Energy, Inc.,
(Floating, U.S. SOFR + 0.65%), 0.70%, 5/13/24 (2)	$5,910	$5,912
Duke Energy Corp.,
(Floating, U.S. SOFR + 0.25%), 0.30%, 6/10/23 (2)	5,000	4,995
Florida Power & Light Co.,
(Floating, U.S. SOFR + 0.25%), 0.30%, 5/10/23 (2)	5,000	4,985
NextEra Energy Capital Holdings, Inc.,
0.65%, 3/1/23	7,750	7,735
(Floating, U.S. SOFR + 0.40%), 0.45%, 11/3/23 (2)	11,970	11,971
Public Service Enterprise Group, Inc.,
0.84%, 11/8/23	10,120	10,083
Southern (The) Co.,
(Floating, U.S. SOFR + 0.37%), 0.42%, 5/10/23 (2)	5,000	4,988
0.60%, 2/26/24	3,000	2,962
WEC Energy Group, Inc.,
0.80%, 3/15/24	5,000	4,950
		77,550
Wireless Telecommunications Services – 1.0%
AT&T, Inc.,
0.90%, 3/25/24	30,000	29,870
Verizon Communications, Inc.,
0.75%, 3/22/24	11,750	11,704
		41,574
Total Corporate Bonds
(Cost $906,456)		906,055

FOREIGN ISSUER BONDS – 13.8%
Banks – 6.2%
ANZ New Zealand International Ltd.,
1.90%, 2/13/23 (1)	10,000	10,131
Banque Federative du Credit Mutuel S.A.,
(Floating, U.S. SOFR + 0.41%), 0.46%, 2/4/25 (1) (2)	33,000	32,953
Barclays Bank PLC,
1.70%, 5/12/22	13,600	13,646
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.40%), 0.45%, 7/7/25 (1) (2)	20,000	20,000

NORTHERN FUNDS QUARTERLY REPORT     277    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.8% continued
Banks – 6.2%continued
Credit Suisse A.G.,
2.80%, 4/8/22	$3,400	$3,421
DBS Group Holdings Ltd.,
(Floating, U.S. SOFR + 0.30%), 0.35%, 11/22/24 (1) (2)	15,000	15,011
1.17%, 11/22/24 (1)	20,000	19,928
Deutsche Bank A.G.,
0.96%, 11/8/23	7,080	7,068
0.90%, 5/28/24	5,000	4,957
(Floating, U.S. SOFR + 1.22%), 1.27%, 11/16/27 (2)	7,500	7,487
ING Groep N.V.,
(Floating, ICE LIBOR USD 3M + 1.15%), 1.37%, 3/29/22 (2)	10,030	10,053
(Floating, ICE LIBOR USD 3M + 1.00%), 1.21%, 10/2/23 (2)	5,900	5,974
(Floating, U.S. SOFR + 1.01%), 1.06%, 4/1/27 (2)	33,800	34,100
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 6/15/23 (3)	5,500	5,509
National Australia Bank Ltd.,
1.88%, 12/13/22	5,000	5,062
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.53%), 0.58%, 8/12/24 (1) (2)	12,500	12,501
(Floating, U.S. SOFR + 0.76%), 0.81%, 9/29/26 (1) (2)	27,800	27,900
Nordea Bank Abp,
(Floating, ICE LIBOR USD 3M + 0.94%), 1.12%, 8/30/23 (1) (2)	5,800	5,862
Westpac Banking Corp.,
1.02%, 11/18/24	23,880	23,822
		265,385
Commercial Finance – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.65%, 10/29/24	10,000	9,984
Diversified Banks – 5.8%
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%), 0.70%, 6/30/24 (3)	10,000	9,948
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.8% continued
Diversified Banks – 5.8%continued
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 0.67%, 9/15/26 (2)	$34,600	$34,519
Bank of Nova Scotia (The),
(Floating, U.S. SOFR Compounded Index + 0.55%), 0.60%, 9/15/23 (2)	25,000	25,077
(Floating, U.S. SOFR + 0.38%), 0.43%, 7/31/24 (2)	5,000	4,996
(Floating, U.S. SOFR + 0.61%), 0.66%, 9/15/26 (2)	24,770	24,770
Canadian Imperial Bank of Commerce,
(Floating, U.S. SOFR Compounded Index + 0.40%), 0.45%, 12/14/23 (2)	5,000	4,996
HSBC Holdings PLC,
(Variable, U.S. SOFR + 0.53%), 0.73%, 8/17/24 (3)	10,000	9,913
(Variable, U.S. SOFR + 0.58%), 1.16%, 11/22/24 (3)	40,000	39,886
Macquarie Group Ltd.,
(Floating, U.S. SOFR + 0.71%), 0.76%, 10/14/25 (1) (2)	20,740	20,763
Mitsubishi UFJ Financial Group, Inc.,
2.62%, 7/18/22	14,000	14,159
Royal Bank of Canada,
1.95%, 1/17/23	15,000	15,202
1.60%, 4/17/23	10,000	10,113
(Floating, U.S. SOFR + 0.59%), 0.64%, 11/2/26 (2)	25,000	24,940
Toronto-Dominion Bank (The),
(Floating, U.S. SOFR + 0.35%), 0.40%, 9/10/24 (2)	10,000	10,000
		249,282
Food & Beverage – 0.2%
Mondelez International Holdings Netherlands B.V.,
2.13%, 9/19/22(1)	9,000	9,094
Pipeline – 0.5%
Enbridge, Inc.,
0.55%, 10/4/23	6,060	6,013
TransCanada PipeLines Ltd.,
1.00%, 10/12/24	12,910	12,799
		18,812

FIXED INCOME AND MONEY MARKET FUNDS    278    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.8% continued
Railroad – 0.9%
Canadian Pacific Railway Co.,
1.35%, 12/2/24	$40,000	$40,051
Total Foreign Issuer Bonds
(Cost $591,792)		592,608

U.S. GOVERNMENT OBLIGATIONS – 1.0%
U.S. Treasury Notes – 1.0%
0.38%, 10/31/23	22,000	21,873
0.63%, 10/15/24	12,000	11,905
0.75%, 11/15/24	10,000	9,946
		43,724
Total U.S. Government Obligations
(Cost $43,891)		43,724

MUNICIPAL BONDS – 62.1%
Alabama – 3.3%
Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series-B-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.62%), 0.72%, 12/1/23(2) (4)	60,000	60,405
Black Belt Energy Gas District Alabama Gas Supply Revenue Bonds, Series A,
4.00%, 7/1/22(2) (4) (5)	11,125	11,284
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/23	2,100	2,235
4.00%, 12/1/24	3,000	3,276
Black Belt Energy Gas District Variable Revenue Bonds, Gas Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 0.45%, 12/1/26(2) (4)	29,000	29,000
Mobile IDB Pollution Control Variable Revenue Bonds, Alabama Power Barry Plant,
2.90%, 12/12/23(2) (4) (5)	1,000	1,046
Montgomery G.O. Unlimited Refunding Bonds, Series B, Warrants,
3.00%, 12/1/22	1,400	1,435
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Alabama – 3.3%continued
South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series C, SIFMA Index-Project No. 1,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 0.75%, 4/1/24(2) (4)	$26,000	$26,240
Southeast Energy Authority Revenue Bonds, A Cooperative District Commodity Supply Project No. 1, Series A,
4.00%, 10/1/22	355	364
4.00%, 10/1/23	425	450
University of Alabama University General Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	5,760	5,897
		141,632
Alaska – 0.3%
Alaska State International Airports Revenue Refunding Bonds, Series C (AMT),
5.00%, 10/1/23	1,525	1,648
Alaska State Municipal Bond Bank Authority Revenue Refunding Bonds, Series One,
5.00%, 12/1/23	1,495	1,627
North Slope Borough G.O. Unlimited Bonds, Series C,
4.00%, 6/30/24	9,360	10,175
Northern Tobacco Securitization Corp. Settlement Revenue Refunding Senior Bonds, Series A, Class 1,
4.00%, 6/1/23	500	525
5.00%, 6/1/24	580	641
		14,616
Arizona – 0.4%
Arizona State Health Facilities Authority Variable Revenue Bonds, Series B-RMK, Banner Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 0.35%, 11/4/26(2) (4)	9,130	9,130

NORTHERN FUNDS QUARTERLY REPORT     279    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Arizona – 0.4%continued
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/23	$600	$639
Maricopa County IDA Variable Revenue Refunding Bonds, Series B, Banner Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.57%), 0.67%, 10/18/24(2) (4)	8,040	8,079
		17,848
California – 5.7%
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area Toll,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 0.40%, 4/1/27(2) (4)	7,500	7,500
Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, San Francisco Bay Area,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 0.55%, 4/1/26(2) (4)	8,750	8,827
California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AT,
(Floating, SIFMA Municipal Swap Index Yield + 0.37%), 0.47%, 12/1/22(2) (4)	25,230	25,256
California State G.O. Unlimited Bonds,
2.00%, 11/1/22	7,000	7,108
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/23	8,000	8,627
5.00%, 12/1/23	9,000	9,805
California State Index Floating Rate G.O. Unlimited Bonds, Series E,
(Floating, SIFMA Municipal Swap Index Yield + 0.43%), 0.53%, 12/1/23(2) (4)	30,000	30,051
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
California – 5.7%continued
California State Infrastructure & Economic Development Bank Sustainability Variable Revenue Refunding Bonds, California Academy of Sciences,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 0.45%, 8/1/24(2) (4)	$12,000	$12,034
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, J Paul Getty Trust,
0.39%, 1/1/24(2) (4) (5)	1,000	999
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management,
0.70%, 12/1/23(2) (4) (5)	20,000	20,064
California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
5.00%, 5/15/24	500	551
California State Public Works Board Lease Revenue Bonds, Various Capital Projects, Series D,
4.00%, 11/1/23	3,000	3,201
4.00%, 11/1/24	3,020	3,323
Los Angeles Unified School District G.O. Unlimited Bonds, Series RYQ,
5.00%, 7/1/22	15,000	15,356
Metropolitan Water District of Southern California Variable Subordinate Revenue Bonds, Series C,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 0.24%, 5/21/24(2) (4)	7,000	6,996
Metropolitan Water District of Southern California Variable Subordinate Revenue Refunding Bonds, Series E,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 0.24%, 5/21/24(2) (4)	5,000	4,997

FIXED INCOME AND MONEY MARKET FUNDS    280    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
California – 5.7%continued
Metropolitan Water District of Southern California Variable Subordinate Revenue Refunding Bonds, Series D,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 0.24%, 5/21/24(2) (4)	$3,880	$3,878
Orange County Transportation Authority Revenue BANS, I-405 Improvement Project,
5.00%, 10/15/24	33,000	37,176
Sacramento City Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
4.00%, 7/1/22	675	687
4.00%, 7/1/24	1,000	1,088
Sacramento Municipal Utility District Adjustable Subordinate Revenue Bonds, Series A,
5.00%, 10/17/23(2) (4) (5)	1,950	2,065
San Diego County Regional Transportation Commission Sales Tax Subordinate Revenue Refunding Bonds, Series A,
5.00%, 10/1/22	30,950	32,069
Southern California Public Power Authority Revenue Refunding Bonds, Green Bond, Milford Wind Corridor Phase II Project,
5.00%, 7/1/23	1,105	1,183
Vernon Electric System Revenue Bonds, Series A,
5.00%, 10/1/23	1,250	1,349
5.00%, 10/1/24	1,100	1,231
		245,421
Colorado – 0.7%
Colorado State COPS, Series A,
5.00%, 9/1/22	2,000	2,064
5.00%, 12/15/22	2,250	2,353
5.00%, 9/1/23	1,000	1,078
Denver City & County G.O. Unlimited Bonds, Series C,
5.00%, 8/1/22	20,000	20,560
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Colorado – 0.7%continued
E-470 Public Highway Authority Variable Revenue Refunding Bonds, Series B,
(Floating, U.S. SOFR + 0.35%), 0.38%, 9/1/24(2) (4)	$5,880	$5,894
		31,949
Connecticut – 2.7%
Connecticut State Forward Delivery G.O. Unlimited, Social Bonds,
5.00%, 7/15/23	4,500	4,823
5.00%, 7/15/24	1,525	1,701
Connecticut State G.O. Unlimited Bonds, Series 2021 A,
3.00%, 1/15/22	2,500	2,502
3.00%, 1/15/23	2,750	2,828
Connecticut State G.O. Unlimited Bonds, Series C,
3.00%, 6/1/22	1,000	1,012
Connecticut State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 1/15/22	5,000	5,007
Connecticut State G.O. Unlimited, Series B, Social Bonds,
4.00%, 6/1/24	2,350	2,553
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014A,
1.10%, 2/7/23(2) (4) (5)	10,000	10,091
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series U-2, Yale University Issue,
2.00%, 2/8/22(2) (4) (5)	10,000	10,017
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-1, Yale University,
1.45%, 7/1/22(2) (4) (5)	21,000	21,133
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series X-2, Yale University,
0.25%, 2/9/24(2) (4) (5)	8,500	8,464
Connecticut State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Series 2015-A,
0.38%, 7/12/24(2) (4) (5)	14,790	14,763

NORTHERN FUNDS QUARTERLY REPORT     281    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Connecticut – 2.7%continued
Connecticut State HFA Housing Finance Mortgage Program Revenue Bonds, Series E-E2 (HUD Sector 8 Program),
1.40%, 5/15/22	$1,685	$1,691
Connecticut State Housing Finance Authority Mortgage Finance Program Revenue Refunding Bonds (AMT), Series E-5, Social Bond,
5.00%, 5/15/24	2,775	3,066
5.00%, 11/15/24	2,335	2,624
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/23	3,500	3,782
Connecticut State Special Tax Obligation Revenue Bonds, Series D,
5.00%, 11/1/23	3,485	3,779
5.00%, 11/1/24	2,475	2,789
New Canaan Housing Authority MFH Revenue Bonds,
0.44%, 3/1/23(2) (4) (5)	12,500	12,508
		115,133
Delaware – 0.8%
Delaware State G.O. Unlimited Bonds,
5.00%, 2/1/22	10,000	10,037
Delaware State G.O. Unlimited Bonds, Series A,
5.00%, 1/1/22	8,000	8,000
5.00%, 1/1/23	15,000	15,720
		33,757
District of Columbia – 0.9%
District of Columbia Housing Finance Agency MFH Revenue Bonds, The Strand Residences Project,
1.45%, 8/1/22(2) (4) (5)	1,500	1,510
District of Columbia Housing Finance Agency MFH Variable Revenue Bonds, 218 Vine Street Apartments Project,
0.30%, 7/1/23(2) (4) (5)	5,000	5,003
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 10/1/22	13,195	13,669
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
District Of Columbia – 0.9%continued
District of Columbia Revenue Bonds, Federal Highway Grant Anticipation,
5.00%, 12/1/22	$4,230	$4,412
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/24	12,000	13,413
		38,007
Florida – 2.1%
Alachua County Facilities School Board COPS,
5.00%, 7/1/22	1,350	1,382
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1,
5.00%, 6/1/22	9,160	9,340
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/22	2,000	2,040
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/23	20,965	22,372
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/22	1,480	1,510
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series D,
5.00%, 6/1/22	4,385	4,473
Florida State Housing Finance Corp. Revenue Bonds, Series 1 (GNMA, FNMA, FHLMC Insured),
1.35%, 1/1/22	760	760
Florida State Turnpike Authority Turnpike Revenue Bonds, Series B,
5.00%, 7/1/22	3,000	3,072
Florida State Turnpike Authority Turnpike Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	5,680	5,816
Hillsborough County G.O. Unlimited Refunding Bonds, Environmental Lands Acquisition & Protection Program,
5.00%, 7/1/22	1,000	1,024

FIXED INCOME AND MONEY MARKET FUNDS    282    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Florida – 2.1%continued
Jacksonville Special Revenue Refunding Bonds, Series A,
5.00%, 10/1/22	$3,570	$3,699
Jacksonville Special Revenue Refunding Bonds, Series B,
5.00%, 10/1/22	2,225	2,306
Lee County Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/23	2,250	2,427
Miami-Dade County Aviation Revenue Refunding Bonds, Series A,
5.00%, 10/1/23	2,500	2,703
Miami-Dade County IDA Solid Waste Disposal Revenue Bonds (AMT), Waste Management Inc., Florida Project,
0.40%, 8/1/23(6)	2,500	2,497
Miami-Dade County IDA Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management Inc., Florida Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.38%), 0.48%, 7/1/24(2) (4)	10,000	10,037
Orange County Water & Wastewater Revenue Bonds,
5.00%, 10/1/22	4,605	4,770
5.00%, 10/1/23	4,840	5,238
Volusia County School Board COPS,
5.00%, 8/1/22	2,905	2,985
		88,451
Georgia – 1.4%
Atlanta Urban Residential Finance Authority MFH Revenue Bonds, London Townhomes,
0.44%, 3/1/23(2) (4) (5)	10,000	9,996
Brookhaven Development Authority Revenue Bonds, Children's Healthcare of Atlanta,
5.00%, 7/1/22	1,000	1,024
Cobb County Water & Sewerage Revenue Refunding Bonds,
5.00%, 7/1/22	2,000	2,048
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Georgia – 1.4%continued
Douglas County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 4/1/24	$1,000	$1,102
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project,
5.00%, 2/15/22	3,000	3,016
5.00%, 2/15/23	3,750	3,948
Georgia State G.O. Unlimited Bonds, Series A-Group 1,
5.00%, 8/1/23	15,000	16,128
Georgia State Road & Tollway Authority Federal Highway Reimbursement GARVEE Bonds,
5.00%, 6/1/22	1,500	1,530
5.00%, 6/1/23	1,000	1,067
Georgia State Road & Tollway Authority GARVEE Bonds,
5.00%, 6/1/22	3,000	3,059
5.00%, 6/1/23	2,000	2,132
Henry County Water Authority Water & Sewerage Revenue Refunding Bonds,
4.00%, 2/1/23	650	677
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series C,
4.00%, 12/1/22	400	413
4.00%, 12/1/23	750	799
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(2) (4) (5)	2,500	2,655
Municipal Electric Authority of Georgia Subordinated Revenue Refunding Bonds, Project One,
5.00%, 1/1/22	2,500	2,500
5.00%, 1/1/23	3,940	4,122
Private Colleges & Universities Authority Revenue Refunding Bonds, Series A, Emory University,
5.00%, 9/1/22	3,000	3,096
		59,312

NORTHERN FUNDS QUARTERLY REPORT     283    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Illinois – 0.6%
Chicago O'Hare International Airport Senior Lien General Revenue Refunding Bonds, Series B (AMT), Prerefunded,
5.00%, 1/1/22(7)	$5,000	$5,000
Elgin Corporate Purpose G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/15/23	1,000	1,089
Illinois State Finance Authority Green Revenue Bonds,
5.00%, 1/1/22	1,000	1,000
5.00%, 7/1/22	750	768
5.00%, 1/1/23	1,285	1,346
5.00%, 7/1/23	1,305	1,397
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 0.85%, 7/1/23(2) (4)	1,535	1,537
Illinois State Housing Development Authority MFH Variable Revenue Bonds, Northpoint Illinois Preservation,
0.33%, 8/1/22(2) (4) (5)	10,000	10,005
Metropolitan Water Reclamation District of Greater Chicago Refunding G.O. Limited Bonds, Series C,
5.00%, 12/1/24	2,210	2,500
		24,642
Indiana – 0.4%
Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group, Prerefunded,
1.65%, 1/1/22(2) (4) (5) (7)	5,000	5,000
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 0.40%, 3/1/27(2) (4)	7,500	7,500
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series A,
5.00%, 6/1/22	1,300	1,325
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Indiana – 0.4%continued
5.00%, 6/1/23	$1,400	$1,491
Ivy Technology Community College Revenue Refunding Bonds, Series W, Student Fee,
5.00%, 7/1/22	600	615
Whitley County Consolidated Schools G.O. Limited Bonds (State Intercept Program),
2.50%, 1/1/23	1,055	1,077
		17,008
Iowa – 0.3%
Ames G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/24	1,840	2,043
Des Moines Independent Community School District School Infrastructure Sales Revenue Refunding Bonds,
5.00%, 6/1/24	7,155	7,930
Iowa State Special Obligation Revenue Refunding Bonds, Series A,
5.00%, 6/1/23	1,045	1,115
		11,088
Kansas – 0.7%
Maize G.O. Unlimited Bonds, Series A,
9/1/24(8)	3,520	3,501
Topeka Utility Revenue Refunding Bonds, Series A (BAM Insured),
4.00%, 8/1/23	7,900	8,366
Wichita MFH Variable Revenue Bonds, Wichita Senior Housing (FHA Insured),
0.51%, 11/1/24(2) (4) (5)	17,300	17,278
		29,145
Kentucky – 0.4%
Asset/Liability Commission General Revenue Refunding Bonds, Series A,
5.00%, 11/1/22	4,500	4,681
5.00%, 11/1/23	4,350	4,720
Campbell & Kenton Counties Sanitation District No. 1 Revenue Bonds, Series B,
5.00%, 8/1/23	1,650	1,771

FIXED INCOME AND MONEY MARKET FUNDS    284    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Kentucky – 0.4%continued
Kentucky State Housing Corp. Multifamily Variable Revenue Bonds, Cambridge Square Project,
0.30%, 2/1/24(2) (4) (5)	$4,000	$3,990
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(2) (4) (5)	3,600	3,923
		19,085
Louisiana – 1.1%
Louisiana Stadium & Exposition District Revenue BANS,
4.00%, 7/3/23	1,500	1,562
Louisiana State G.O. Unlimited Bonds, Series A,
5.00%, 3/1/22	5,000	5,039
Louisiana State G.O. Unlimited Bonds, Series D,
5.00%, 9/1/22	6,000	6,191
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/23	5,000	5,368
Louisiana State GARVEE Bonds,
5.00%, 9/1/23	4,600	4,960
Louisiana State Gas & Fuels Second Lien Variable Revenue Refunding Bonds, Series D,
0.55%, 5/1/22(2) (4) (5)	20,000	20,004
Louisiana State Housing Corp. MFH Revenue Bonds, Stone Vista Apartments Project,
0.32%, 12/1/22(2) (4) (5)	3,725	3,723
		46,847
Maine – 0.0%
Portland G.O. Unlimited Refunding Bonds,
4.00%, 4/1/24	700	757
South Portland G.O. Limited Refunding Bonds,
4.00%, 7/15/24	900	982
		1,739
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Maryland – 1.2%
Anne Arundel County Consolidated General Improvements G.O. Limited Bonds,
5.00%, 4/1/22	$2,000	$2,024
Anne Arundel County G.O. Limited Bonds, Consolidated Water and Sewer,
5.00%, 10/1/22	2,470	2,559
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 3/1/22	4,500	4,535
Howard County Maryland G.O. Unlimited Bonds, Consolidated Public Improvement Project,
5.00%, 8/15/23	3,155	3,397
Maryland Department of Transportation Consolidated Transportation Revenue Bonds, Second Issue,
5.00%, 6/1/23	1,000	1,067
Maryland State Community Development Administration Department Housing & Community Development Revenue Bonds, Series B,
0.25%, 9/1/23	445	443
0.35%, 3/1/24	500	498
0.40%, 9/1/24	1,100	1,093
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
5.00%, 10/1/22	5,500	5,698
5.00%, 10/1/23	16,800	18,179
Maryland Transportation Authority Revenue Refunding Bonds, Series A, Transportation Facilities Project,
5.00%, 7/1/23	1,000	1,070
Washington Suburban Sanitary District Revenue Refunding Bonds (County Gtd.),
5.00%, 6/1/22	9,365	9,552
		50,115
Massachusetts – 0.2%
Boston G.O. Unlimited Bonds, Series A,
5.00%, 3/1/22	3,455	3,482

NORTHERN FUNDS QUARTERLY REPORT     285    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Massachusetts – 0.2%continued
Massachusetts State Consolidated Loans G.O. Limited Bonds, Series E,
5.00%, 11/1/22	$1,775	$1,846
Worcester G.O. Limited Bonds, Series A,
4.00%, 2/1/23	3,955	4,113
		9,441
Michigan – 0.8%
Michigan State Strategic Fund Exempt Facilities Adjustable Revenue Bonds (AMT), Waste Management Inc., Project,
0.58%, 8/1/24(2) (4) (5)	3,000	2,989
Michigan State Trunk Line Revenue Refunding Bonds, Series A,
5.00%, 11/15/22	1,250	1,302
Romulus Community School G.O. Unlimited Refunding Bonds , Series A (Q-SBLF Insured),
4.00%, 5/1/24	1,270	1,371
Traverse City Area Public Schools G.O. Unlimited Bonds, Series II,
3.00%, 5/1/23	4,425	4,578
3.00%, 5/1/24	3,375	3,571
University of Michigan General Revenue Refunding Bonds, University Revenues SIFMA,
(Floating, SIFMA Municipal Swap Index Yield + 0.27%), 0.32%, 4/1/22(2) (4)	16,345	16,347
West Bloomfield School District Building and Site G.O. Unlimited Bonds (AGM Insured),
3.00%, 5/1/22	3,100	3,128
3.00%, 5/1/23	1,000	1,035
		34,321
Minnesota – 1.8%
Metropolitan Council Minneapolis-Saint Paul Area G.O. Unlimited GANS, Series C,
0.38%, 12/1/22	25,000	25,003
0.45%, 12/1/23	8,160	8,160
Minneapolis G.O. Unlimited Refunding Bonds,
3.00%, 12/1/22	11,695	12,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Minnesota – 1.8%continued
Minnesota Housing Finance Agency Residential Housing Variable Revenue Refunding Bonds (GNMA, FNMA, FHLMC Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.55%), 0.65%, 12/12/23(2) (4)	$5,400	$5,425
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/22	8,000	8,225
Minnesota State G.O. Unlimited Bonds, Series E,
2.00%, 8/1/23	11,500	11,808
Minnesota State Rural Water Finance Authority Public Projects Construction Notes Revenue Bonds,
0.25%, 8/1/22	2,750	2,750
Mounds View Independent School District No. 621 G.O. Limited Refunding Bonds, Series A (Minnesota School District Credit Program),
5.00%, 2/1/22	4,295	4,311
		77,682
Missouri – 0.3%
Missouri State Board of Public Buildings Special Obligation Revenue Refunding Bonds, Series B,
5.00%, 10/1/22	4,000	4,143
Missouri State Highways & Transit Commission State Road Federal Reimbursement GARVEE Refunding Bonds, Series S,
5.00%, 5/1/22	9,000	9,143
Saint Louis County Special Obligation Revenue Refunding Bonds, Series F,
5.00%, 12/1/23	715	779
		14,065
Nebraska – 0.4%
Central Plains Energy Project Gas Project Revenue Bonds, Project No. 4,
5.00%, 1/1/24(2) (4) (5)	3,000	3,232

FIXED INCOME AND MONEY MARKET FUNDS    286    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Nebraska – 0.4%continued
Nebraska State Investment Finance Authority Single Family Housing Revenue Bonds, Series C,
2.05%, 3/1/22	$735	$737
Nebraska State Public Power District Revenue Refunding Bonds, Series C,
5.00%, 1/1/23	1,500	1,571
Omaha Various Purpose G.O. Unlimited Refunding Bonds, Series A,
4.00%, 4/15/22	1,100	1,112
University of Nebraska Facilities Corp. Revenue Refunding Bonds, Series B,
4.00%, 10/1/22	9,500	9,771
		16,423
Nevada – 0.9%
Clark County Airport Subordinate Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/23	2,400	2,563
5.00%, 7/1/24	2,000	2,215
Clark County School District G.O. Limited Bonds, Series A,
5.00%, 6/15/23	3,300	3,525
5.00%, 6/15/24	6,935	7,687
Humboldt County PCR Variable Revenue Refunding Bonds, Sierra Pacific Power Company,
1.85%, 4/15/22(2) (4) (5)	10,000	10,041
Las Vegas Valley Water District G.O. Limited Bonds, Series A,
5.00%, 6/1/22	6,200	6,323
Nevada State G.O. Limited Refunding Capital Improvement Bonds,
5.00%, 5/1/22	7,050	7,162
Washoe County School District G.O. Limited Refunding Bonds, Series B,
5.00%, 4/1/22	1,000	1,012
		40,528
New Hampshire – 0.0%
Manchester Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 6/15/23	1,000	1,054
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
New Jersey – 1.0%
Clifton General Improvement G.O. Unlimited Refunding Bonds (BAM Insured),
2.00%, 8/15/22	$1,000	$1,011
2.00%, 8/15/23	750	770
3.00%, 8/15/24	500	533
Essex County G.O. Unlimited Bonds, Series A and C,
2.00%, 8/15/24	2,280	2,376
Fair Lawn G.O. Unlimited Bonds,
2.00%, 9/1/23	2,020	2,078
2.00%, 9/1/24	1,980	2,065
Gloucester County Improvement Authority Revenue Bonds, Rowan University Student Center Project,
0.60%, 3/1/24	2,400	2,400
Hudson County Improvement Authority Secured Lease Revenue Bonds, Hudson County Courthouse Project,
4.00%, 10/1/23	1,000	1,063
New Jersey State Educational Facilities Authority Revenue Bonds, Series B,
5.00%, 3/1/24	5,000	5,505
New Jersey State G.O. Unlimited Bonds,
2.00%, 6/1/22	10,000	10,068
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
4.00%, 6/1/23	10,000	10,502
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,
5.00%, 6/15/22	1,000	1,021
River Vale Township School District G.O. Unlimited Bonds (School Board Resource Fund Insured),
1.00%, 6/15/23	1,625	1,641
1.00%, 6/15/24	1,130	1,145
Waldwick New Jersey District G.O. Unlimited Bonds (School Board Resource Fund Insured),
1.00%, 7/15/23	970	980
1.00%, 7/15/24	595	602
		43,760

NORTHERN FUNDS QUARTERLY REPORT     287    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
New Mexico – 0.9%
Albuquerque G.O. Unlimited Bonds, Series A,
5.00%, 7/1/22	$6,035	$6,180
Albuquerque G.O. Unlimited Refunding Bonds, Series D,
5.00%, 7/1/22	12,500	12,799
Farmington Pollution Control Variable Revenue Refunding Bonds, Public Service Company of New Mexico San Juan,
1.10%, 6/1/23(2) (4) (5)	9,000	9,076
New Mexico Mortgage Finance Authority SFM Program Revenue Bonds, Series A (GNMA, FNMA, FHLMC Insured),
0.20%, 1/1/23	505	504
0.25%, 7/1/23	555	554
New Mexico State G.O. Unlimited Bonds,
5.00%, 3/1/22	11,000	11,085
		40,198
New York – 4.7%
Erie County Industrial Development Agency School Facility Revenue Refunding Bonds, School District & Buffalo City Project (State Aid Withholding),
5.00%, 5/1/24	2,350	2,596
Metropolitan Transportation Authority Dedicated Tax Fund Revenue BANS, Series A,
5.00%, 3/1/22	30,000	30,228
Metropolitan Transportation Authority Revenue Bonds, Subseries D-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 0.55%, 11/15/22(2) (4)	20,275	20,291
Metropolitan Transportation Authority Revenue Refunding Bonds, Green Bonds, Series C-1,
5.00%, 11/15/23	3,000	3,250
Metropolitan Transportation Authority Variable Revenue Bonds, Series A-2,
5.00%, 11/15/22(2) (4) (5)	1,000	1,039
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
New York – 4.7%continued
Metropolitan Transportation Authority Variable Revenue Bonds, Subseries D-1,
(Floating, U.S. SOFR + 0.33%), 0.36%, 4/1/24(2) (4)	$4,755	$4,731
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries G-1,
(Floating, U.S. SOFR + 0.43%), 0.46%, 11/1/26(2)	1,670	1,657
Monroe County Industrial Development Corp. Revenue Bonds, University of Rochester Project,
5.00%, 7/1/22	2,000	2,048
5.00%, 7/1/23	1,000	1,071
Nassau County Local Economic Assistance Corp. MFH Variable Revenue Bonds, Park Lake Hempstead,
0.30%, 11/1/23(2) (4) (5)	10,000	9,976
New York City Housing Development Corp. MFH Sustainability Revenue Bonds, Series C-3-A,
0.20%, 5/1/22	2,000	2,000
New York City Housing Development Corp. MFH Variable Revenue Bonds, Series C-2, Sustainable Development Bonds,
0.23%, 4/29/22(2) (4) (5)	2,500	2,500
New York City Housing Development Corp. Multi-Family Housing Variable Revenue Notes, Series H,
0.12%, 3/15/22(2) (4) (5)	4,570	4,567
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries D,
5.00%, 11/1/23	8,000	8,688
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,
5.00%, 11/1/22	10,500	10,921
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds,
5.00%, 11/1/23	4,500	4,887

FIXED INCOME AND MONEY MARKET FUNDS    288    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
New York – 4.7%continued
New York City Transitional Finance Authority Revenue Refunding Bonds, Series A-1,
5.00%, 11/1/23	$5,000	$5,430
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E-1,
5.00%, 2/1/23	1,000	1,052
New York G.O. Limited, Series F-1,
5.00%, 3/1/23	1,500	1,583
New York G.O. Unlimited Refunding Bonds, Series J,
5.00%, 8/1/22	17,000	17,474
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series H (State Aid Withholding),
4.00%, 10/1/22	1,000	1,028
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 1,
5.00%, 3/15/22	10,000	10,097
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Group 1,
5.00%, 3/15/23	7,780	8,227
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D,
4.00%, 2/15/22	4,000	4,018
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 235 (AMT), Social Bonds,
0.40%, 4/1/23	480	480
0.55%, 10/1/23	760	759
0.65%, 4/1/24	710	708
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/23	1,000	1,081
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
New York – 4.7%continued
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/22	$850	$885
5.00%, 12/1/23	1,000	1,083
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 3/15/23	4,000	4,229
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA,
1.09%, 7/1/23	20,000	20,106
Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Subseries B-4A-R,
(Floating, U.S. SOFR + 0.38%), 0.41%, 2/1/24(2) (4)	4,000	4,006
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, Series C-1A,
5.00%, 5/15/23	3,000	3,194
Westchester County Industrial Development Agency MFH Revenue Bonds, EG Mt. Vernon Preservation, L.P. (FNMA Insured),
0.30%, 12/1/22(2) (4) (5)	5,000	5,000
		200,890
North Carolina – 2.7%
Charlotte Airport Revenue Refunding Bonds, Series A,
5.00%, 7/1/24	4,000	4,455
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series D, Atrium Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 0.70%, 12/1/23(2) (4)	42,000	42,178
Forsyth County Public Improvement G.O. Unlimited Bonds, Series B,
5.00%, 3/1/22	1,000	1,008

NORTHERN FUNDS QUARTERLY REPORT     289    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
North Carolina – 2.7%continued
North Carolina State Capital Facilities Finance Agency Educational Facilities Taxable Revenue Bonds, Series B, Campbell University,
0.88%, 10/1/22	$700	$699
1.05%, 10/1/23	950	943
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL, IBC Insured), Escrowed to Maturity,
6.00%, 1/1/22	5,000	5,000
North Carolina State G.O. Unlimited Bonds, Series A,
5.00%, 6/1/23	4,900	5,227
North Carolina State G.O. Unlimited Bonds, Series A, Connect NC Bonds,
5.00%, 6/1/22	3,955	4,034
North Carolina State GARVEE Bonds,
5.00%, 3/1/22	7,010	7,064
North Carolina Turnpike Authority Triangle Expressway System Revenue BANS,
5.00%, 2/1/24	30,340	33,068
Wake County G.O. Unlimited Refunding Bonds,
5.00%, 4/1/24	12,000	13,258
		116,934
North Dakota – 0.3%
Cass County Joint Water Resource District G.O. Unlimited Bonds, Series A,
0.48%, 5/1/24	12,990	12,996
University of North Dakota COPS, Series A (AGM Insured),
5.00%, 6/1/24	1,000	1,110
		14,106
Ohio – 1.8%
American Municipal Power-Ohio, Inc., Revenue Refunding Bonds, Series A,
5.00%, 2/15/22	6,000	6,033
Cincinnati G.O. Unlimited Bonds, Series A,
5.00%, 12/1/24	4,000	4,529
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Ohio – 1.8%continued
Cincinnati G.O. Unlimited Refunding Bonds,
5.00%, 12/1/22	$1,000	$1,044
Columbus G.O. Unlimited Bonds, Series A,
5.00%, 4/1/23	5,000	5,296
Hamilton County Health Care Facilities Revenue Bonds, Christ Hospital Project, Prerefunded,
5.50%, 6/1/22(7)	6,000	6,130
Ohio State Common Schools G.O. Unlimited Bonds, Series A,
5.00%, 6/15/23	700	748
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/23	1,000	1,080
Ohio State HFA MFH Revenue Bonds, Series A (GNMA, FHA Insured),
0.40%, 9/1/22(2) (4) (5)	3,970	3,972
Ohio State Hospital Variable Revenue Bonds, Cleveland Clinic Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 0.50%, 6/1/23(2) (4)	35,000	35,031
Ohio State Major New Infrastructure Project Revenue Bonds, Series 2019-1,
5.00%, 12/15/22	2,000	2,091
Ohio State Water Development Authority Water PCR Bonds, Series B,
5.00%, 12/1/22	6,000	6,263
5.00%, 6/1/23	5,300	5,656
		77,873
Oklahoma – 0.4%
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
1.25%, 6/1/24	13,000	13,230
Oklahoma Municipal Power Authority Power Supply System Revenue Bonds, Series A (AGM Insured),
5.00%, 1/1/24	1,815	1,981
		15,211

FIXED INCOME AND MONEY MARKET FUNDS    290    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Oregon – 1.4%
Oregon Business Development Commission Economic Development Revenue Bonds (AMT),
5.00%, 3/1/22(2) (4) (5)	$43,400	$43,713
Oregon State Health & Science University Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	850	870
Oregon State Housing & Community Services Department Housing Development Variable Revenue Bonds, Baldwin Apartments Project,
0.25%, 9/1/23(2) (4) (5)	8,630	8,611
Oregon State Housing & Community Services Department Housing Development Variable Revenue Bonds, Yaquina-Southfair Apartment Project (HUD Sector 8 Program),
0.47%, 12/1/23(2) (4) (5)	5,000	5,000
		58,194
Pennsylvania – 3.6%
Allegheny County Port Authority Revenue Refunding Bonds, Special Revenue Transportation Bonds,
5.00%, 3/1/22	6,685	6,736
5.00%, 3/1/23	9,000	9,490
Bethlehem Area School District Authority Variable Revenue Refunding Bonds, Bethlehem Area School (State Aid Withholding),
(Floating, U.S. SOFR + 0.35%), 0.38%, 11/1/25(2) (4)	4,550	4,553
Geisinger Authority Health System Revenue Refunding Bonds,
5.00%, 4/1/22	3,500	3,541
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Series A (AMT), Waste Management, Inc. Project,
0.58%, 8/1/24(2) (4) (5)	5,500	5,480
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Pennsylvania – 3.6%continued
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, Inc. Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 0.50%, 6/3/24(2) (4)	$7,500	$7,530
Pennsylvania State G.O. Unlimited Bonds, First Series 2020,
5.00%, 5/1/22	6,000	6,095
Pennsylvania State G.O. Unlimited Bonds, Series D-2,
5.00%, 8/15/22	1,500	1,544
Pennsylvania State Housing Finance Agency SFM Floating Revenue Bonds, Series 127 C,
(Floating, ICE LIBOR USD 1M + 0.57%), 0.64%, 10/1/23(2) (4)	7,000	7,025
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,
0.16%, 4/1/23	750	748
0.18%, 10/1/23	750	745
5.00%, 4/1/24	750	826
Pennsylvania State Housing Finance Agency SFM Variable Revenue Bonds, Series 126B,
(Floating, ICE LIBOR USD 1M + 0.60%), 0.67%, 6/1/23(2) (4)	26,250	26,312
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series C,
4.00%, 12/1/23	6,000	6,419
Philadelphia Airport Revenue Refunding Bonds (AMT), Private Activity,
5.00%, 7/1/24	1,200	1,329
Philadelphia G.O. Unlimited Bonds, Series A,
5.00%, 5/1/23	5,145	5,467
Philadelphia School District G.O. Limited Bonds, Series A (State Aid Withholding),
5.00%, 9/1/23	590	635
5.00%, 9/1/24	630	704

NORTHERN FUNDS QUARTERLY REPORT     291    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Pennsylvania – 3.6%continued
Philadelphia School District G.O. Limited Bonds, Series B, Green Bonds (State Aid Withholding),
5.00%, 9/1/23	$700	$754
5.00%, 9/1/24	600	671
Philadelphia State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/23	750	805
Pittsburgh & Allegheny County Sports & Exhibition Authority Sale Revenue Refunding Bonds, (AGM Insured),
4.00%, 2/1/22	1,200	1,203
4.00%, 2/1/23	1,775	1,844
Pittsburgh Water & Sewer Authority Revenue Refunding Bonds, Series C (AGM Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 0.75%, 12/1/23(2) (4)	5,000	5,034
University of Pittsburgh of the Commonwealth System of Higher Education Variable Revenue Bonds, Pitt Asset Notes,
(Floating, SIFMA Municipal Swap Index Yield + 0.36%), 0.46%, 2/15/24(2)	48,000	48,186
		153,676
Rhode Island – 0.5%
Rhode Island Health & Educational Building Corp. Higher Education Facility Variable Taxable Revenue Refunding Bonds, Bryant University,
1.50%, 7/1/24(2) (4) (5)	16,950	16,950
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series C,
4.00%, 1/15/22	2,000	2,003
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series E,
4.00%, 1/15/22	1,000	1,001
		19,954
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
South Carolina – 0.1%
Beaufort County School District G.O. Unlimited Bonds, Series A (SCSDE Insured),
5.00%, 3/1/23	$1,950	$2,058
Piedmont Municipal Power Agency Electric Revenue Refunding Bonds, Series E,
5.00%, 1/1/23	3,250	3,402
		5,460
Tennessee – 1.9%
Bedford County G.O. Unlimited Refunding Bonds,
5.00%, 6/1/23	1,135	1,210
Chattanooga Health Educational & Housing Facility Board Multifamily Housing Variable Revenue Bonds, Battery Heights Apartments Project,
0.20%, 8/1/23(2) (4) (5)	2,000	1,995
Knox County Health, Educational & Housing Facility Board Multifamily Housing Variable Revenue Bonds, Farragut Pointe Apartments,
0.65%, 12/1/24(2) (4) (5)	3,800	3,798
Memphis G.O. Unlimited Refunding Bonds,
5.00%, 5/1/22	22,000	22,345
Memphis Health Educational & Housing Facility Board MFH Variable Revenue Bonds, Burkle & Main Apartment,
1.40%, 5/1/22(2) (4) (5)	2,500	2,509
Memphis Health Educational & Housing Facility Board MFH Variable Revenue Bonds, Memphis Towers Apartments Project,
0.25%, 12/1/22(2) (4) (5)	6,250	6,255
Memphis Health Educational & Housing Facility Board MFH Variable Revenue Bonds, Tillman Cove Apartment (HUD Sector 8 Program),
0.55%, 6/1/24(2) (4) (5)	10,000	9,995
Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,
5.00%, 10/1/22	1,435	1,486
5.00%, 10/1/23	1,100	1,189

FIXED INCOME AND MONEY MARKET FUNDS    292    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Tennessee – 1.9%continued
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Variable Revenue Bonds, Chippington Towers Project (HUD Sector 8 Program),
0.45%, 10/1/24(2) (4) (5)	$24,960	$24,907
Morristown G.O. Unlimited Refunding Bonds, Series A,
2.00%, 3/1/23	1,130	1,152
2.00%, 3/1/24	2,350	2,427
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 3/1/23	375	391
4.00%, 3/1/24	350	376
		80,035
Texas – 7.8%
Alamo Community College District G.O. Limited Bonds, Maintenance Tax Notes,
4.00%, 2/15/22	4,250	4,268
Alvin Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
1.25%, 8/15/22(2) (4) (5)	7,500	7,546
Austin Community College District G.O. Limited Bonds, Maintenance Tax Notes,
5.00%, 8/1/23	2,000	2,148
Austin G.O. Limited Refunding & Improvement Bonds,
5.00%, 9/1/22	2,005	2,069
5.00%, 9/1/23	1,000	1,078
Austin Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/1/24	1,750	1,957
Bexar County G.O. Limited Refunding Bonds,
5.00%, 6/15/22	800	817
Cameron County Housing Finance Corp. Multifamily Housing Variable Revenue Bonds, Sunfield Country Apartments,
0.28%, 8/1/23(2) (4) (5)	6,000	5,988
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Texas – 7.8%continued
Canadian River Municipal Water Authority Subordinate Lien Revenue Refunding Bonds, Conjunctive Use,
5.00%, 2/15/23	$750	$789
5.00%, 2/15/24	1,400	1,534
Carrollton-Farmers Branch Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
2.00%, 2/15/24	910	940
Central Texas Regional Mobility Authority Taxable Senior Lien Revenue Refunding Bonds, Series E,
0.50%, 1/1/23	400	399
0.84%, 1/1/24	500	497
Clear Creek Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.),
1.35%, 8/15/22(2) (4) (5)	14,000	14,085
Clear Creek Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.),
0.50%, 8/15/23(2) (4) (5)	5,000	5,007
0.28%, 8/15/24(2) (4) (5)	4,000	3,980
Clifton Higher Education Finance Corp. Education Revenue Bonds, Idea Public Schools (PSF, Gtd.),
5.00%, 8/15/22	1,715	1,766
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-1 (PSF, Gtd.),
1.25%, 8/15/22(2) (4) (5)	4,500	4,528
Dallas & Fort Worth International Airport Revenue Refunding Bonds, Series A,
5.00%, 11/1/24	1,000	1,127
Dallas Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/23	5,105	5,371
5.00%, 2/15/24	5,105	5,597
Dallas Equipment Acquisition Contract G.O. Limited Bonds,
5.00%, 2/15/23	5,380	5,665
5.00%, 2/15/24	5,375	5,897
Dallas G.O. Limited Bonds, Equipment Acquisition Contract,
5.00%, 2/15/22	2,460	2,474

NORTHERN FUNDS QUARTERLY REPORT     293    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Texas – 7.8%continued
Dallas G.O. Limited Refunding Bonds, Series A,
5.00%, 2/15/22	$12,550	$12,620
Dallas Hotel Occupancy Tax Revenue Refunding Bonds,
5.00%, 8/15/23	1,500	1,612
5.00%, 8/15/24	1,500	1,671
Dickinson Independent School District Variable G.O. Unlimited Refunding Bonds (PSF, Gtd.),
0.25%, 8/1/23(2) (4) (5)	6,940	6,920
El Paso Independent School District Adjustable G.O. Unlimited Bonds, Maintenance Tax Notes,
2.00%, 8/1/23(2) (4) (5)	3,600	3,690
Fort Bend County Certificates of Obligation G.O. Limited Bonds,
5.00%, 3/1/22	875	882
Fort Worth G.O. Limited Bonds,
4.00%, 3/1/23	2,000	2,088
Fort Worth G.O. Limited Refunding Bonds,
4.00%, 3/1/23	9,175	9,578
Fort Worth Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/24	1,000	1,097
Fort Worth Water & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 2/15/23	5,755	6,062
Frisco G.O. Limited Refunding Bonds,
2/15/24(8)	6,320	6,535
Goose Creek Consolidated Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.15%, 10/3/22(2) (4) (5)	7,650	7,646
Harris County Cultural Education Facilities Finance Corp. Medical Facilities Revenue Refunding Bonds, Baylor College of Medicine,
5.00%, 11/15/24	3,200	3,608
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Texas – 7.8%continued
Harris County Cultural Educational Facilities Finance Corp. Variable Revenue Refunding Bonds, Memorial Hermann,
5.00%, 12/1/22(2) (4) (5)	$2,510	$2,617
Harris County G.O. Limited Refunding Bonds, Series A,
5.00%, 10/1/23	8,060	8,729
Harris County Hospital District Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/23	1,000	1,053
Harris County Metropolitan Transit Authority Sales & Use Tax Contractual Obligations Revenue Bonds,
5.00%, 11/1/22	1,000	1,040
Houston Community College G.O. Limited Refunding Bonds, Series A,
3.00%, 2/15/22	3,000	3,010
4.00%, 2/15/23	2,840	2,958
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment,
5.00%, 9/1/24	2,315	2,586
Houston Independent School District Public Facilities Corp. Lease Revenue Refunding Bonds,
5.00%, 9/15/22	1,500	1,551
Houston Independent School District Variable G.O. Limited Bonds, Series A-2 (PSF, Gtd.),
2.25%, 6/1/22(2) (4) (5)	14,000	14,113
Humble Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/22	4,060	4,083
Irving G.O. Limited Refunding Bonds,
5.50%, 8/15/23	1,000	1,084
Las Varas Public Facility Corp. Multifamily Housing Variable Revenue Bonds, Horizon Pointe Apartments,
0.40%, 5/1/24(2) (4) (5)	20,000	19,967

FIXED INCOME AND MONEY MARKET FUNDS    294    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Texas – 7.8%continued
Love Field Airport Modernization Corp., General Airport Revenue Refunding Bonds (AMT),
5.00%, 11/1/22	$1,000	$1,039
5.00%, 11/1/23	1,650	1,789
Lower Colorado River Authority Transmission Contract Revenue Bonds, LCRA Transmission Services,
5.00%, 5/15/22	1,000	1,018
5.00%, 5/15/23	1,000	1,065
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/22	1,000	1,018
Lubbock Electric Light & Power System Revenue Bonds,
5.00%, 4/15/23	1,375	1,458
5.00%, 4/15/24	875	966
Matagorda County Navigation District No. 1 Variable Revenue Bonds (AMT), Central Power & Light Company Project,
0.90%, 9/1/23(2) (4) (5)	4,250	4,263
North Texas Tollway Authority Revenue Bonds, Escrowed to Maturity,
5.00%, 1/1/22	815	815
North Texas Tollway Authority Revenue Bonds, Unrefunded Balance,
5.00%, 1/1/22	1,035	1,035
Odessa Housing Finance Corp. MFH Variable Revenue Bonds, Vera in Odessa Apartments (FHA Insured),
0.35%, 3/1/23(2) (4) (5)	16,000	16,006
Plano City G.O. Limited Refunding Bonds,
3.00%, 9/1/22	1,065	1,085
San Antonio Tax Notes G.O. Limited Bonds,
5.00%, 8/1/23	11,490	12,349
Sherman Independent School District Variable G.O. Unlimited Bonds, School Building (PSF, Gtd.), Partially Prerefunded,
2.00%, 8/1/23(2) (4) (5)	11,445	11,730
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Texas – 7.8%continued
Tarrant Regional Water District Water Revenue Refunding & Improvement Bonds, Prerefunded,
5.00%, 3/1/22(7)	$21,040	$21,202
Texas State Department of Multi-family Housing & Community Affairs Variable Revenue Bonds, Corona Del Valle (Housing & Urban Development Sector 8 Program),
0.37%, 8/1/23(2) (4) (5)	3,000	2,996
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/22	2,000	2,084
5.00%, 12/15/23	2,000	2,165
Texas State Municipal Power Agency Revenue Refunding Bonds (AGM Insured),
3.00%, 9/1/22	650	662
3.00%, 9/1/23	750	783
Texas State Water Development Board Revenue Bonds,
5.00%, 4/15/22	1,450	1,470
5.00%, 10/15/22	2,700	2,802
Texas State Water Development Board Revenue Bonds, Master Trust,
4.00%, 4/15/23	985	1,033
4.00%, 10/15/23	2,000	2,132
Travis County Housing Finance Corp. Variable Revenue Bonds, Cascades at Onion Creek Apartments,
0.35%, 2/1/23(2) (4) (5)	22,000	22,002
University of North Texas Revenue Refunding Bonds, Series A,
5.00%, 4/15/22	2,500	2,534
5.00%, 4/15/23	1,850	1,960
Waco G.O. Limited Refunding Bonds,
5.00%, 2/1/22	2,000	2,007
		333,795
Utah – 0.5%
Alpine School District G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 3/15/22	12,825	12,949

NORTHERN FUNDS QUARTERLY REPORT     295    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Utah – 0.5%continued
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/24	$1,000	$1,108
Salt Lake County G.O. Unlimited Bonds,
5.00%, 12/15/22	3,975	4,157
Utah State G.O. Unlimited Bonds, Series B,
5.00%, 7/1/22	3,500	3,584
		21,798
Virginia – 2.9%
Alexandria G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/15/24	6,525	7,409
Arlington County G.O. Unlimited Bonds,
5.00%, 6/15/22	4,595	4,695
Arlington County G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 8/1/23	5,735	6,165
Fairfax County G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
4.00%, 10/1/22	10,000	10,286
Hampton Roads Transportation Accountability Commission Revenue BANS, Series A,
5.00%, 7/1/22	41,800	42,797
Harrisonburg G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 7/15/23	3,360	3,603
Louisa IDA Variable PCR Bonds, Virginia Electric,
1.80%, 4/1/22(2) (4) (5)	3,750	3,764
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment,
5.00%, 2/1/22	2,000	2,007
5.00%, 2/1/23	2,000	2,103
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Virginia – 2.9%continued
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College Program,
5.00%, 2/1/22	$5,690	$5,711
Virginia State G.O. Unlimited Refunding Bonds, Series B, Escrowed to Maturity,
5.00%, 6/1/22	1,315	1,341
Virginia State G.O. Unlimited Refunding Bonds, Series B, Unrefunded Balance,
5.00%, 6/1/22	5,710	5,823
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A,
5.00%, 8/1/22	2,000	2,056
Virginia State Public Building Authority Public Facilities Revenue Refunding Bonds, Series B,
5.00%, 8/1/22	4,000	4,112
Virginia State Public School Authority School Financing Revenue Refunding Bonds,
5.00%, 8/1/22	9,000	9,252
Virginia State Public School Authority School Technology & Security Notes Revenue Bonds, Series VIII,
5.00%, 4/15/23	5,970	6,333
Virginia State Public School Authority Special Obligation Prince Revenue Bonds (State Aid Withholding),
4.00%, 10/1/22	5,275	5,425
Virginia State Resources Authority Infrastructure Subordinate Revenue Refunding Bonds, Virginia Pooled Financing (Moral Obligation Insured),
5.00%, 11/1/23	1,000	1,085
Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,
5.00%, 1/1/22	500	500
5.00%, 1/1/23	500	523
		124,990

FIXED INCOME AND MONEY MARKET FUNDS    296    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Washington – 2.9%
Central Puget Sound Regional Transit Authority Sales & Use Tax Variable Revenue Bonds, Series 2015S, Green Bond,
(Floating, SIFMA Municipal Swap Index Yield + 0.20%), 0.30%, 11/1/26(2) (4)	$24,000	$24,228
Central Puget Sound Regional Transit Authority Sales Tax & Motor Vehicle Revenue Refunding Bonds, Series S-1, Green Bond,
5.00%, 11/1/23	4,300	4,669
5.00%, 11/1/24	8,000	9,029
Central Puget Sound Regional Transit Authority Variable Sales & Use TRB, Series S-2B, Green Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 0.55%, 11/1/23(2) (4)	12,500	12,543
Port of Seattle First Lien Revenue Refunding Bonds (AMT), Private Activity,
5.00%, 9/1/23	2,000	2,153
Seattle Municipal Light & Power Improvement Revenue Bonds,
5.00%, 4/1/22	3,420	3,461
Seattle Municipal Light & Power Improvement Revenue Refunding & Improvement Bonds, Series B,
5.00%, 2/1/22	11,400	11,442
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 0.35%, 11/1/26(2) (4)	7,520	7,583
Washington Federal Highway Grant Anticipation Revenue Bonds, Senior 520 Corridor Program,
5.00%, 9/1/23	3,000	3,232
Washington State G.O. Unlimited Refunding Bonds, Series R-2020A,
5.00%, 1/1/22	3,500	3,500
Washington State G.O. Unlimited Refunding Bonds, Series R-2020B,
5.00%, 1/1/22	2,750	2,750
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Washington – 2.9%continued
Washington State G.O. Unlimited Refunding Bonds, Series R-2020C,
5.00%, 7/1/22	$3,465	$3,549
Washington State G.O. Unlimited Refunding Bonds, Series R-2020D,
5.00%, 7/1/22	10,405	10,657
Washington State G.O. Unlimited Refunding Bonds, Series R-2021B,
5.00%, 1/1/22	16,735	16,735
Washington State G.O. Unlimited Refunding Bonds, Series R-2021C,
5.00%, 8/1/23	10,000	10,747
		126,278
Wisconsin – 1.3%
Madison G.O. Unlimited Promissory Notes, Series A,
2.00%, 10/1/23	8,130	8,375
Madison G.O. Unlimited Refunding Promissory Notes, Series A,
4.00%, 10/1/22	4,895	5,034
4.00%, 10/1/23	7,100	7,561
Milwaukee Area Technical College District G.O. Unlimited Bonds, Series C,
2.00%, 6/1/23	2,475	2,534
2.00%, 6/1/24	2,580	2,675
Milwaukee G.O. Unlimited Promissory Refunding Notes, Series N4,
5.00%, 4/1/23	1,725	1,826
PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,
5.00%, 6/1/22	275	280
5.00%, 6/1/23	345	368
Wisconsin G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 11/1/23	1,100	1,194
Wisconsin State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/22	13,180	13,389
5.00%, 5/1/23	4,720	5,019

NORTHERN FUNDS QUARTERLY REPORT     297    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.1%continued
Wisconsin – 1.3%continued
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 0.75%, 7/31/24(2) (4)	$5,000	$5,041
Wisconsin State Housing & EDA Home Ownership Revenue Bonds, Social Bonds, Series A,
0.30%, 3/1/23	1,600	1,598
0.35%, 9/1/23	1,295	1,292
0.45%, 3/1/24	525	523
		56,709
Total Municipal Bonds
(Cost $2,665,880)		2,669,170

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(9) (10)	31,767,081	$31,767
Total Investment Companies
(Cost $31,767)		31,767

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.8%
Clark County School District G.O. Limited Bonds, Series A, 5.00%, 6/15/22	$3,440	$3,515
Connecticut State Special Tax Obligation Revenue Bonds, Series D, 5.00%, 11/1/22	3,020	3,139
King George County IDA Waste Management Inc., King George Land Revenue Bonds (AMT), 2.50%, 6/1/23(2) (5)	2,000	2,052
Massachusetts State HFA NTS Revenue Refunding Bonds, 0.25%, 12/1/22	1,000	1,000
Northern Tobacco Securitization Corp. Settlement Revenue Refunding Senior Bonds, Series A, Class 1, 3.00%, 6/1/22	600	607
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.8%continued
Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds, Series A-1(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 0.70%, 12/1/23(2)	$15,000	$15,087
Tennessee HDA Residential Financing Program Revenue Refunding Bonds, Residential Finance Program, 0.25%, 7/1/22	8,500	8,500
Traverse City Area Public Schools G.O. Unlimited Bonds, Series II, 3.00%, 5/1/22	2,075	2,093
Total Short-Term Investments
(Cost $35,921)		35,993

Total Investments – 99.5%
(Cost $4,276,607)		4,280,212
Other Assets less Liabilities – 0.5%		20,950
NET ASSETS – 100.0%		$4,301,162

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable or floating rate security. Rate as of December 31, 2021 is disclosed.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2021.
(4)	Maturity date represents the puttable date.
(5)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(6)	Security has converted to a fixed rate as of May 1, 2019, and will be going forward.
(7)	Maturity date represents the prerefunded date.
(8)	When-Issued Security. Coupon rate is not in effect at December 31, 2021.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of December 31, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

A.G. - Aktiengesellschaft (German: Stock Corporation)

FIXED INCOME AND MONEY MARKET FUNDS    298    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

B.V. - Besloten Vennootschap (Dutch: Private Limited Liability Company)

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CMT - Constant Maturity

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IBC - Insured Bond Certificates

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

IDB - Industrial Development Board

L.P. - Limited Partnership

LCRA - Lower Colorado River Authority

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

MFH - Multi-Family Housing

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PLC - Public Limited Company

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

S.A. - Société Anonyme (French: Public Limited Company)

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2021, the security types for the Fund were:
Security Type	% of Net Assets
Asset-Backed Securities	0.0%
Corporate Bonds	21.1%
Foreign Issuer Bonds	13.8%
U.S. Government Obligations	1.0%
Municipal Bonds	62.1%
Investment Companies	0.7%
Short-Term Investments	0.8%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT     299    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued	December 31, 2021 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$895	$—	$895
Corporate Bonds(1)	—	906,055	—	906,055
Foreign Issuer Bonds(1)	—	592,608	—	592,608
U.S. Government Obligations	—	43,724	—	43,724
Municipal Bonds(1)	—	2,669,170	—	2,669,170
Investment Companies	31,767	—	—	31,767
Short-Term Investments	—	35,993	—	35,993
Total Investments	$31,767	$4,248,445	$—	$4,280,212

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$327,433	$2,396,710	$2,692,376	$30	$31,767	31,767,081
FIXED INCOME AND MONEY MARKET FUNDS    300    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
TAX-EXEMPT FUND	December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 83.9%
Alabama – 0.8%
Birmingham G.O. Unlimited Convertible CABS, Series A, Prerefunded,
5.00%, 3/1/23(1)	$815	$860
Birmingham G.O. Unlimited Convertible CABS, Series A, Unrefunded Balance,
5.00%, 3/1/27	185	195
Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series A-1, Project No. 5,
4.00%, 10/1/26(2) (3) (4)	2,500	2,835
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 12/1/31(2) (3) (4)	5,000	6,078
City of Madison Board of Education Special Tax School Warrants,
4.00%, 2/1/44	4,540	5,265
		15,233
Arizona – 2.3%
Arizona Board of Regents State University System Revenue Bonds, Series B, Green Bonds,
5.00%, 7/1/42	2,000	2,361
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	2,000	2,420
Arizona IDA Hospital Revenue Bonds, Phoenix Children's Hospital,
4.00%, 2/1/50	2,000	2,305
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/61	1,250	1,387
Arizona State IDA Lease Revenue Bonds, Series A,
3.00%, 9/1/50	1,600	1,678
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,500	1,738
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/30	1,485	1,758
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Arizona – 2.3%continued
Arizona State University Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/43	$1,000	$1,257
La Paz County IDA Education Facility Lease Revenue Bonds, Harmony Public Schools Project,
4.00%, 2/15/51	580	650
Maricopa County IDA Education Revenue Bonds, Legacy Traditional Schools Project,
4.00%, 7/1/51	1,000	1,107
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
4.00%, 7/1/50	5,000	5,764
Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,
4.00%, 7/1/44	5,000	5,794
Phoenix Civic Improvement Corp. District Convertible Revenue CABS, Series B, Civic Plaza (NATL Insured),
5.50%, 7/1/38	2,500	3,693
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/24(1)	5,000	5,577
Phoenix Civic Improvement Corporation Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	1,670	1,752
Pima County IDA Revenue Refunding Bonds, Tucson Medical Center,
3.00%, 4/1/51	1,000	1,052
Scottsdale Taxable G.O. Unlimited Refunding Bonds,
1.34%, 7/1/30	1,470	1,422
Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),
5.00%, 6/1/44	2,000	2,175
Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,
3.13%, 8/1/43	1,000	1,066
		44,956

NORTHERN FUNDS QUARTERLY REPORT     301    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Arkansas – 0.2%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	$2,610	$2,620
Little Rock School District G.O. Unlimited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.25%, 2/1/41	1,000	1,000
		3,620
California – 9.1%
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(2) (3) (4)	20,000	24,295
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	969	1,116
California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,462	3,950
California Housing Finance Agency Municipal Social Certificates Revenue Bonds, Class A,
3.25%, 8/20/36	1,748	1,980
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/55	1,075	1,214
California State Educational Facilities Authority Revenue Bonds, Series A, University of San Francisco,
5.25%, 10/1/55	2,000	3,313
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State G.O. Unlimited Bonds, Various Purpose,
2.50%, 3/1/50	1,000	1,005
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	700	839
5.00%, 11/1/30	1,350	1,799
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
California – 9.1%continued
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 4/1/38	$5,000	$5,480
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars Sinai Health System,
4.00%, 8/15/48	6,500	7,686
3.00%, 8/15/51	3,150	3,359
5.00%, 8/15/51	5,000	6,422
California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,
3.00%, 10/1/46	1,000	1,030
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/43	2,000	2,384
California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
3.00%, 5/15/54	1,000	1,059
California State Public Works Board Lease Revenue Bonds, Natural Resources Headquarters, Green Bonds,
4.00%, 11/1/46	2,000	2,389
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 11/1/23	1,000	1,085
California State University Revenue Refunding Bonds, Series A,
3.00%, 11/1/52	3,500	3,727
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 10/1/39	5,000	5,914
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series B, Election,
6.00%, 5/1/34	2,500	2,822

FIXED INCOME AND MONEY MARKET FUNDS    302    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
California – 9.1%continued
Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/43	$1,000	$1,167
Chino Valley Unified School District G.O. Limited Bonds, Series B,
4.00%, 8/1/45	500	589
Coachella Valley Water District Revenue COPS, Series A, Oasis Project,
4.00%, 8/1/46	3,385	3,985
5.00%, 8/1/51	1,100	1,411
CSCDA Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC,
5.00%, 5/15/32	1,000	1,162
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series D (AMT),
4.00%, 5/15/51	5,000	5,881
Los Angeles Department of Airports Airport Subordinated Revenue Refunding Bonds,
5.00%, 5/15/36	2,745	3,479
5.00%, 5/15/43	5,000	6,262
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/34	3,000	3,690
Los Angeles Department of Water & Power System Revenue Bonds, Series C,
5.00%, 7/1/39	1,000	1,276
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/31	1,445	1,634
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series D,
5.00%, 7/1/43	5,000	6,189
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series A,
5.00%, 7/1/39	2,070	2,543
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
California – 9.1%continued
Moreno Valley Unified School District G.O. Unlimited, Series C (BAM Insured),
3.00%, 8/1/50	$2,000	$2,132
Morgan Hill Redevelopment Agency Successor Agency Taxable Allocation Refunding Bonds,
1.81%, 9/1/30	2,000	1,976
Natomas Unified School District G.O. Unlimited Bonds, Series A (AGM Insured),
4.00%, 8/1/49	1,000	1,124
Newport Mesa Unified School District G.O. Unlimited Refunding CABS Bonds,
0.00%, 8/1/41(5)	2,000	1,054
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(2) (3) (4)	2,500	2,698
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/28	1,000	1,159
Palomar Community College District G.O. Unlimited Convertible CABS, Election,
(Step to 6.38% on 8/1/30), 0.29%, 8/1/45(6) (7)	3,750	4,365
Porterville Water COPS, Water System Financing Project (AGM Insured),
4.00%, 8/15/50	1,000	1,169
Riverside Community College District Taxable G.O. Unlimited Refunding Bonds,
1.40%, 8/1/27	725	715
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
3.00%, 6/1/49	2,750	2,911
San Diego County Regional Airport Authority Subordinate Revenue Bonds, Series A,
4.00%, 7/1/51	5,250	6,189

NORTHERN FUNDS QUARTERLY REPORT     303    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
California – 9.1%continued
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	$1,500	$1,781
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds,
5.00%, 5/1/36	3,300	4,146
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Regional Water,
5.00%, 11/1/50	5,000	6,052
San Jose Unified School District Santa Clara County Taxable G.O. Unlimited Refunding Bonds,
1.22%, 8/1/28	1,000	967
San Juan Unified School District G.O. Unlimited Bonds, Series N, Election of 2012,
4.00%, 8/1/29	2,000	2,292
Santa Monica Community College District Taxable G.O. Unlimited Refunding Bonds,
1.70%, 8/1/30	1,000	988
1.85%, 8/1/31	400	394
Sequoia Union High School District Taxable G.O. Unlimited Refunding Bonds,
2.61%, 7/1/35	1,000	1,012
Solano County Community College G.O. Unlimited Bonds, Series A, District Election of 2012,
(Step to 5.13% on 8/1/23), 1.42%, 8/1/41(6) (7)	3,200	3,751
University of California Revenue Refunding Bonds, Series Q, Limited Project,
5.00%, 5/15/46	4,000	5,191
Vacaville Unified School District G.O. Unlimited Series D,
4.00%, 8/1/45	500	585
		174,862
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Colorado – 3.4%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.25%, 12/1/40	$4,775	$5,766
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(1)	225	275
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	5,000	6,458
Aurora Water Revenue Refunding Bonds, Green Bonds, Prerefunded,
5.00%, 8/1/26(1)	4,000	4,799
Colorado State COPS ,Series A,
4.00%, 12/15/37	10,000	11,719
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	3,001
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	1,113
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,
4.00%, 8/1/49	3,680	4,205
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	3,400	4,163
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	2,000	2,440
Denver City & County Dedicated Tax Revenue Bonds, Series A,
4.00%, 8/1/51	1,715	2,036

FIXED INCOME AND MONEY MARKET FUNDS    304    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Colorado – 3.4%continued
Denver City & County Dedicated Tax Revenue CABS, Series A-2,
0.00%, 8/1/37(5)	$2,750	$1,634
0.00%, 8/1/39(5)	2,805	1,521
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	1,500	1,746
El Paso County School District No. 12 Cheyenne Mountain G.O. Unlimited Bonds (State Aid Withholding), Prerefunded,
5.25%, 9/15/24(1)	5,000	5,657
Jefferson County School District No. R-001 G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/37	5,000	6,284
Regional Transportation District Private Activity Revenue Refunding Bonds, Denver Transit Partners,
4.00%, 7/15/39	800	1,040
Windy Gap Firming Project Water Activity Enterprise Revenue Bonds,
5.00%, 7/15/46	2,000	2,603
		66,460
Connecticut – 0.6%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series K, Sacred Heart University,
4.00%, 7/1/45	1,500	1,722
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 8/1/34	3,000	3,452
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/31	2,500	3,142
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	3,000	3,698
		12,014
District of Columbia – 1.5%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 6/1/43	5,000	6,157
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
District Of Columbia – 1.5%continued
District of Columbia G.O. Unlimited Bonds, Series C,
5.00%, 6/1/38	$1,000	$1,103
District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds,
5.00%, 10/1/45	2,500	2,886
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail & Capital Improvement,
5.00%, 10/1/44	2,000	2,469
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	5,000	5,170
5.00%, 10/1/43	4,000	4,865
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	1,800	2,166
5.00%, 7/1/43	3,000	3,595
		28,411
Florida – 5.7%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/42	2,500	3,000
Broward County Airport System Revenue Bonds, Series C, Prerefunded,
5.25%, 10/1/23(1)	5,000	5,429
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), Unrefunded Balance,
5.00%, 9/1/24	410	411
5.00%, 9/1/25	330	331
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Unrefunded Balance,
5.00%, 9/1/23	820	823
Central Florida Expressway Authority Senior Lien Revenue Bonds, Series B,
5.00%, 7/1/44	2,500	3,110

NORTHERN FUNDS QUARTERLY REPORT     305    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Florida – 5.7%continued
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	$2,000	$2,390
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/28	1,000	1,262
Florida State Department Transportation G.O. Unlimited Refunding Bonds,
3.00%, 7/1/30	2,500	2,524
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Mater Academy Project, Series A,
5.00%, 6/15/50	2,000	2,285
Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Florida Institute of Technology,
4.00%, 10/1/44	1,750	1,916
Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Ringling College Project,
5.00%, 3/1/49	3,000	3,557
Florida State Turnpike Authority Revenue Bonds, Series C,
3.00%, 7/1/46	5,000	5,381
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	3,000	3,161
Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),
5.00%, 10/1/42	1,965	2,358
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,780
Hillsborough County IDA Hospital Revenue Bonds, Series A, Tampa General Hospital Project,
3.50%, 8/1/55	1,150	1,245
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Florida – 5.7%continued
Lakeland Energy System Revenue Bonds,
5.00%, 10/1/48	$5,000	$7,655
Lee County Airport Revenue Bonds, Series B (AMT),
4.00%, 10/1/51	2,500	2,905
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida Revenue Bonds,
3.00%, 11/15/51	3,500	3,649
4.00%, 11/15/51	2,000	2,318
Miami-Dade County Aviation Revenue Refunding Bonds,
5.00%, 10/1/41	450	532
Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,230
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,717
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A,
5.00%, 7/1/39	4,025	4,429
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	10,500	11,264
Miami-Dade County Special Obligation Subordinate Taxable Revenue Refunding Bonds, Series 2,
2.14%, 10/1/30	750	736
Miami-Dade County Transit System Sales Surtax Revenue Bonds, Prerefunded,
5.00%, 7/1/22(1)	10,000	10,239
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	3,000	3,627
Pasco County School Board COPS, Series B (AGM Insured),
5.00%, 8/1/42	1,500	1,939
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Bonds,
5.00%, 10/1/38	5,000	5,386

FIXED INCOME AND MONEY MARKET FUNDS    306    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Florida – 5.7%continued
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/36	$1,750	$2,079
Tampa-Hillsborough County Expressway Authority Taxable Revenue Refunding Bonds, Series B (BAM Insured),
2.64%, 7/1/36	1,355	1,369
2.69%, 7/1/37	1,470	1,483
		109,520
Georgia – 3.1%
Burke County Development Authority Variable PCR Refunding Bonds, Georgia Transmission Corp.,
2.75%, 1/1/52(8)	2,200	2,231
Gainesville & Hall County Hospital Authority Revenue Anticipation Certificates, Northeast Georgia Health System, Inc. Project,
2.50%, 2/15/51	2,500	2,405
3.00%, 2/15/51	5,000	5,174
4.00%, 2/15/51	5,000	5,780
Georgia Road & Tollway Authority Taxable Revenue Refunding Bonds (State Gtd.),
1.90%, 7/15/34	2,000	1,941
Georgia State G.O. Unlimited Bonds, Series A-Tranche 2,
5.00%, 7/1/31	2,000	2,579
Georgia State Housing & Finance Authority Revenue Bonds, Series B,
3.25%, 12/1/49	5,000	5,297
Georgia State Ports Authority Revenue Bonds,
2.63%, 7/1/51	1,000	1,004
Gwinnett County School District G.O. Unlimited Bonds,
5.00%, 2/1/40	5,000	6,286
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(2) (3) (4)	15,000	17,336
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/43	500	601
5.00%, 5/15/49	1,000	1,498
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Georgia – 3.1%continued
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(2) (3) (4)	$1,650	$1,752
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,867
Walton Industrial Building Authority Revenue Bonds, Walton County Jail Facility Project,
4.00%, 2/1/52	2,500	2,984
		59,735
Hawaii – 0.5%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/48	4,000	4,826
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 9/1/43	2,000	2,466
Honolulu City & County Wastewater System Taxable Revenue Refunding Bonds, Series A,
1.00%, 7/1/27	1,265	1,230
1.47%, 7/1/30	1,500	1,461
		9,983
Idaho – 0.2%
Idaho State Health Facilities Authority Hospital Revenue Bonds, Trinity Health Credit Group,
4.00%, 12/1/43	2,000	2,315
Idaho State Health Facilities Authority Revenue Refunding bonds, St. Luke's Health System,
3.00%, 3/1/51	1,000	1,039
		3,354
Illinois – 3.9%
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series B,
5.25%, 1/1/34	2,500	2,617
Chicago O'Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge,
5.00%, 1/1/23	2,000	2,031

NORTHERN FUNDS QUARTERLY REPORT     307    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Illinois – 3.9%continued
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series D,
5.00%, 1/1/39	$1,015	$1,060
Chicago O'Hare International Airport Senior Lien General Revenue Refunding Bonds, Series B,
5.00%, 1/1/41	3,100	3,570
Cook County Community Consolidated School District No. 34 G.O. Unlimited Bonds, Series A,
2.00%, 12/1/38	2,425	2,377
Cook County Sales Tax Revenue Refunding Bonds,
4.00%, 11/15/38	5,000	5,657
Du Page County Revenue Refunding Bonds, Morton Abroretum Project,
3.00%, 5/15/47	1,500	1,559
Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,
3.90%, 11/1/36	1,740	1,996
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/49	1,250	1,528
Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/28	1,500	1,907
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/37	5,745	6,847
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
4.25%, 1/1/44	5,000	5,711
5.00%, 1/1/44	2,500	2,981
Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Health System,
3.25%, 8/15/49	2,500	2,745
Illinois State Finance Authority Revenue Refunding Bonds, OSF Healthcare System,
3.00%, 5/15/50	2,500	2,614
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Illinois – 3.9%continued
4.00%, 5/15/50	$3,150	$3,597
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,500	1,697
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	4,750	5,288
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/46	3,500	4,502
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/41	2,000	2,339
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured),
5.75%, 6/1/34	3,400	4,719
Schaumburg G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/41	5,000	5,219
Will, Grundy, Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source, Prerefunded,
5.25%, 12/1/23(1)	2,500	2,736
		75,297
Indiana – 0.7%
Fishers Sewage Works Revenue Bonds (BAM Insured),
3.00%, 7/1/51	2,000	2,119
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds (AMT), Indianapolis Power & Light Co. Project,
0.95%, 4/1/26(2) (3) (4)	1,500	1,491
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds, Indianapolis Power & Light Co. Project,
0.75%, 4/1/26(2) (3) (4)	1,125	1,120

FIXED INCOME AND MONEY MARKET FUNDS    308    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Indiana – 0.7%continued
Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,
4.25%, 10/1/44	$3,000	$3,248
Indiana State Health & Educational Facilities Financing Authority Ascension Senior Credit Group Revenue Refunding Bonds,
4.00%, 11/15/46	2,900	3,286
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Indianapolis Airport Authority Project,
5.00%, 1/1/44	2,000	2,496
		13,760
Iowa – 0.2%
Pefa Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(2) (3) (4)	2,500	2,922
Kansas – 0.2%
Johnson County Unified School District No. 512 Shawnee Mission G.O. Unlimited Refunding Bonds, Series A,
4.00%, 10/1/22	2,000	2,057
Manhattan G.O. Unlimited Temporary Notes, Series 2021-01,
0.20%, 6/15/24	890	880
		2,937
Kentucky – 2.1%
Campbell & Kenton Counties Sanitation District No. 1 Revenue Bonds, Series A,
2.50%, 8/1/51	5,000	5,021
Carroll County Environmental Facilities Revenue Bonds (AMT), Kentucky Utilities Co. Project,
1.75%, 9/1/26(2) (3) (4)	1,500	1,542
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.13%, 10/1/34	5,200	5,367
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,595
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Kentucky – 2.1%continued
Kentucky Bond Development Corp. Educational Facilities Revenue Refunding Bonds, Transylvania University Project,
4.00%, 3/1/49	$330	$375
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply,
4.00%, 2/1/28(2) (3) (4)	10,000	11,580
Louisville & Jefferson County Metro Government Pollution Control Revenue Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	10,000	10,147
		39,627
Louisiana – 2.6%
Lafayette Parish School Board Sales TRB, Prerefunded,
5.00%, 4/1/27(1)	2,165	2,650
Lake Charles Harbor & Terminal District Variable Revenue Bonds (AMT), Big Lake Fuels,
1.00%, 12/1/24(2) (3) (4)	5,000	4,999
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,250	7,395
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,000	2,307
Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University of Louisiana,
5.00%, 4/1/45	5,000	6,249
Louisiana State G.O. Unlimited Bonds,
4.00%, 5/1/32	2,500	2,762
Louisiana State Gas & Fuels First Lien Revenue Refunding Bonds, Series A,
4.50%, 5/1/39	2,500	2,788
4.00%, 5/1/41	5,000	5,480
Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A-1,
4.00%, 5/1/32	5,000	5,061

NORTHERN FUNDS QUARTERLY REPORT     309    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Louisiana – 2.6%continued
Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,
5.00%, 5/1/45	$1,000	$1,213
Louisiana State Highway Improvement Revenue Taxable Refunding Bonds, Series A,
1.54%, 6/15/29	1,880	1,855
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/31	1,510	1,823
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,917
		50,499
Maine – 0.1%
Maine Health & Higher Educational Facilities Authority Taxable Revenue Refunding Bonds, Series B (AGM Insured State Intercept),
2.09%, 7/1/29	1,000	1,014
Maryland – 1.0%
Howard County G.O. Unlimited Bonds, Series A,
5.00%, 2/15/30	1,000	1,207
Maryland Stadium Authority Built To Learn Revenue Bonds,
4.00%, 6/1/46	1,980	2,322
2.75%, 6/1/51	5,915	5,945
Maryland State Community Development Administration Department Housing & Community Development Revenue Refunding Bonds, Series C, Social Bonds,
2.55%, 9/1/44	2,500	2,515
Maryland State Department of Transportation Baltimore Washington International Revenue Bonds (AMT),
5.00%, 8/1/46	3,000	3,802
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
2.50%, 10/1/33	1,850	1,965
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Maryland – 1.0%continued
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health,
5.00%, 7/1/44	$1,100	$1,314
		19,070
Massachusetts – 3.2%
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	3,810	4,292
Massachusetts Bay Transportation Authority Assessment Revenue Refunding Bonds, Series A,
5.00%, 7/1/41	2,800	2,863
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(5)	2,500	2,204
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,
5.25%, 7/1/33	1,900	2,597
Massachusetts State College Building Authority, Revenue Bonds, Series B, Green Bonds (State Intercept Program), Prerefunded,
5.00%, 5/1/24(1)	1,000	1,107
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/36	445	543
5.00%, 7/1/38	340	414
Massachusetts State HFA Sustainability Revenue Bonds, Series A-1 (FHA Insured),
3.00%, 12/1/50	500	515
Massachusetts State Housing Finance Agency Revenue Bonds, Series H,
4.40%, 12/1/46	1,000	1,095
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	3,135
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/44	2,000	2,456

FIXED INCOME AND MONEY MARKET FUNDS    310    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Massachusetts – 3.2%continued
Massachusetts State School Building Authority Sales Subordinate TRB, Series A,
5.25%, 2/15/48	$5,000	$6,213
Massachusetts State School Building Authority Sales TRB, Senior Series A, Prerefunded,
5.00%, 5/15/23(1)	2,370	2,524
Massachusetts State School Building Authority Senior Lien Sales TRB, Series A, Prerefunded,
5.00%, 5/15/23(1)	3,015	3,211
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/36	1,500	1,796
5.00%, 11/15/39	2,500	2,993
Massachusetts State School Building Authority Subordinated Sales TRB, Series A,
5.00%, 2/15/44	4,000	4,996
Massachusetts State Special Obligation Dedicated Revenue Refunding Bonds, (NATL Insured),
5.50%, 1/1/34	2,500	3,429
Massachusetts State Transportation Fund Rail Enhancement & Accelerated Revenue Bonds,
5.00%, 6/1/42	7,820	9,463
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	1,455	1,808
Quincy G.O. Limited BANS,
1.00%, 6/10/22	5,000	5,019
		62,673
Michigan – 1.7%
Detroit City School District G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured),
5.00%, 5/1/32	1,000	1,302
5.00%, 5/1/33	1,000	1,298
Grand Rapids Public Schools Building & Site G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 5/1/25	1,000	1,144
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Michigan – 1.7%continued
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	$2,000	$2,304
Michigan State Finance Authority Revenue Refunding Bonds, Series H-1, Partially Prerefunded,
5.00%, 10/1/39	5,000	5,585
Michigan State Trunk Line Fund Revenue Bonds,
4.00%, 11/15/46	10,000	12,021
Michigan State University Revenue Bonds, Series B, Board of Trustees,
5.00%, 2/15/44	2,000	2,469
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	1,000	1,253
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	2,000	2,308
Wayne County Airport Authority Revenue Refunding Bonds, Series G,
5.00%, 12/1/34	2,625	3,050
		32,734
Minnesota – 0.6%
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program),
5.00%, 2/1/28	275	332
Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1,
5.00%, 9/1/30	8,000	10,612
		10,944
Mississippi – 0.0%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc. Project,
2.38%, 6/1/44	1,000	962
Missouri – 0.6%
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
5.00%, 5/1/33	1,000	1,144

NORTHERN FUNDS QUARTERLY REPORT     311    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Missouri – 0.6%continued
5.00%, 5/1/45	$3,395	$3,843
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, Prerefunded,
5.00%, 5/1/25(1)	1,605	1,841
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University,
5.00%, 10/1/38	2,500	2,887
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System,
5.00%, 11/15/43	1,280	1,553
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, St. Luke's Health System,
4.00%, 11/15/50	1,000	1,158
		12,426
Montana – 0.0%
Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA Insured HUD VA),
3.90%, 12/1/48	65	70
Nebraska – 1.2%
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children's Hospital Obligated Group,
5.00%, 11/15/36	1,000	1,190
5.00%, 11/15/37	1,000	1,190
Nebraska State Public Power District Revenue Refunding Bonds, Series D,
4.00%, 1/1/44	1,625	1,934
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
4.00%, 2/1/42	5,000	5,809
5.00%, 2/1/42	4,250	5,180
Omaha Public Power District Electric Revenue Bonds, Series B,
4.00%, 2/1/46	5,000	5,014
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Nebraska – 1.2%continued
Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded,
5.00%, 2/1/22(1)	$2,210	$2,218
		22,535
Nevada – 0.5%
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/36	5,000	5,420
Clark County School District Building G.O. Limited Bonds, Series A,
4.00%, 6/15/36	2,000	2,311
Clark County School District G.O. Limited Bonds, Series B (BAM Insured),
3.00%, 6/15/38	2,000	2,195
		9,926
New Jersey – 1.3%
Jersey City G.O. Unlimited BANS, Series F,
2.00%, 12/1/22	10,000	10,163
New Jersey State EDA Revenue Bonds, Transit Transportation Project,
5.00%, 11/1/34	2,000	2,496
New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
5.00%, 6/15/34	500	626
4.00%, 6/15/44	2,250	2,568
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, RWJ Barnabas Health Obligated Group,
2.63%, 7/1/51	4,500	4,459
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	4,500	5,523
		25,835
New York – 17.5%
Hudson Yards Infrastructure Corp. Second Indenture Revenue Refunding Bonds, Fiscal 2022 , Green Bonds,
2.75%, 2/15/47	2,000	2,049

FIXED INCOME AND MONEY MARKET FUNDS    312    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
New York – 17.5%continued
Nassau County G.O. Limited RANS, Series B,
2.00%, 1/7/22	$5,000	$5,001
New York City Housing Development Corp. MFH Revenue Bonds, Series K-1, Sustainable Development Bonds,
2.75%, 5/1/51	3,000	3,002
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/39	1,750	1,824
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/44	1,610	1,659
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution,
5.00%, 6/15/50	1,500	1,924
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,
5.00%, 6/15/46	2,000	2,125
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series CC-1,
4.00%, 6/15/49	5,000	5,882
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series AA-1,
5.00%, 6/15/48	5,000	6,479
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB, Second Generation, Fiscal 2013,
5.00%, 6/15/47	2,500	2,612
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution,
5.00%, 6/15/40	5,000	6,173
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
New York – 17.5%continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series BB-1,
3.00%, 6/15/44	$2,200	$2,383
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.25%, 6/15/36	2,000	2,458
5.00%, 6/15/39	1,800	2,176
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	2,000	2,286
New York City Municipal Water Finance Authority Water & Sewer System Subordinate Revenue Refunding Bonds, Second General Resolution,
4.00%, 6/15/50	2,000	2,357
New York City Municipal Water Finance Authority Water & Sewer System Subordinate Revenue Refunding Bonds, Subseries FF-2,
5.00%, 6/15/40	3,500	4,412
New York City Transitional Finance Authority Building Aid Fiscal 2015 Revenue Bonds, Series S (State Aid Withholding),
5.00%, 7/15/36	1,500	1,728
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,694
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	250	310
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017,
5.00%, 2/1/40	7,485	8,927
5.00%, 2/1/43	8,310	9,916

NORTHERN FUNDS QUARTERLY REPORT     313    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
New York – 17.5%continued
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,
3.00%, 5/1/48	$4,750	$5,036
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series C Subseries C-1,
4.00%, 5/1/46	2,500	2,938
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,
3.00%, 5/1/45	5,000	5,268
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B-1,
2.50%, 8/1/48	2,500	2,508
3.00%, 8/1/48	2,000	2,126
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	5,000	6,155
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E-1,
4.00%, 2/1/43	5,000	5,930
4.00%, 2/1/46	7,000	8,253
New York City Transitional Finance Authority Subordinate Revenue Bonds, Subseries B-1,
5.00%, 11/1/34	500	581
New York G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/47	8,500	10,941
3.00%, 8/1/50	2,400	2,551
4.00%, 8/1/50	2,500	2,951
New York G.O. Unlimited Bonds, Series E-1,
4.00%, 3/1/42	2,500	2,860
New York G.O. Unlimited Bonds, Series F-1, Unrefunded Balance,
5.00%, 3/1/37	80	84
New York G.O. Unlimited Bonds, Series I, Subseries 1-I,
5.00%, 3/1/28	1,510	1,656
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
New York – 17.5%continued
New York G.O. Unlimited Bonds, Subseries A-1,
4.75%, 8/1/38	$3,500	$3,741
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/43	2,000	2,445
New York G.O. Unlimited Refunding Bonds, Series F-1, Prerefunded,
5.00%, 3/1/23(1)	4,920	5,194
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds,
3.00%, 3/15/50	5,000	5,308
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	165	166
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series 2020, School Districts Financing Program (AGM Insured),
5.00%, 10/1/33	1,000	1,256
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,
5.00%, 7/1/36	2,500	3,119
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University,
5.00%, 10/1/46	500	779
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University,
5.00%, 10/1/38	4,500	5,593
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B,
5.00%, 2/15/37	2,530	3,072
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds,
3.00%, 3/15/51	5,000	5,303

FIXED INCOME AND MONEY MARKET FUNDS    314    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
New York – 17.5%continued
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/33	$2,000	$2,382
5.25%, 3/15/38	5,000	6,348
5.25%, 3/15/39	2,500	3,171
4.00%, 3/15/47	10,000	11,771
5.00%, 3/15/49	5,000	6,401
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Group 5,
4.00%, 3/15/47	5,000	5,854
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/36	2,035	2,124
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E, Bidding Group 3,
3.00%, 3/15/41	2,500	2,706
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,356
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,
5.00%, 6/15/42	4,000	4,873
New York State Environmental Facilities Corp. Clean & Drinking Water Revolving Funds Pooled Financing Program Revenue Bonds, Series B, Escrowed to Maturity,
5.50%, 4/15/35	5,000	7,120
New York State Environmental Facilities Corp. Revenue Bonds, Series C, Green Bonds,
5.00%, 8/15/37	1,200	1,473
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds,
4.00%, 6/15/46	5,000	5,562
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
New York – 17.5%continued
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA, FNMA Insured),
4.15%, 11/1/47	$1,000	$1,076
New York State Liberty Development Corp. Liberty Revenue Refunding Bonds, Series 1,
2.25%, 2/15/41	7,055	6,813
2.75%, 2/15/44	5,000	5,011
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	1,555	1,566
New York State Power Authority Revenue Refunding Bonds, Series A,
4.00%, 11/15/45	3,000	3,543
New York State Thruway Authority General Revenue Junior Indebtedness Obligations Subordinate Revenue Bonds, Series B,
4.00%, 1/1/45	2,000	2,308
New York State Thruway Authority Revenue Bonds, Series J,
5.00%, 1/1/27	50	54
New York State Thruway Authority Revenue Bonds, Series N, Group 1,
5.00%, 1/1/39	10,000	12,657
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	704
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	3,000	3,156
New York State Urban Development Corp. Sales Tax Revenue Refunding Bonds, Bidding Group 3,
4.00%, 3/15/46	5,000	5,951
New York State Urban Development Corp. Sales Tax Revenue Refunding Bonds, Bidding Group 4, Series A,
2.63%, 3/15/51	2,500	2,525

NORTHERN FUNDS QUARTERLY REPORT     315    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
New York – 17.5%continued
New York State Urban Development Corp. Sales Tax Taxable Revenue Refunding Bonds, Bidding Group 1, Series B,
1.31%, 3/15/26	$10,000	$9,936
New York State Urban Development Corp. Taxable General Personal Income TRB,
3.90%, 3/15/33	5,000	5,494
New York Taxable G.O. Unlimited Refunding Bonds, Series D, Fiscal 2021,
1.82%, 8/1/30	2,000	1,960
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 217,
5.00%, 11/1/44	2,000	2,528
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT),
5.00%, 10/15/44	3,000	3,296
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	1,000	1,239
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),
3.00%, 10/1/28	5,000	5,591
2.00%, 10/1/31	4,000	4,038
2.00%, 10/1/32	2,000	2,011
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, Prerefunded,
5.00%, 10/15/24(1)	500	564
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, Series C-3,
2.50%, 5/15/51	6,250	6,272
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute Project, Forward Delivery,
4.00%, 9/1/40	1,250	1,473
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
New York – 17.5%continued
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	$2,500	$2,923
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,
5.00%, 12/15/39	2,500	3,087
5.00%, 12/15/40	1,000	1,234
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	3,500	3,794
Westchester County G.O. Limited Bonds, Series A,
4.00%, 12/1/29	625	723
		338,859
North Carolina – 0.8%
Charlotte Airport Revenue Bonds (AMT), Charlotte Douglas International,
4.00%, 7/1/39	1,255	1,453
Charlotte COPS, Series B,
3.00%, 6/1/22	725	727
Charlotte Refunding COPS, Convention Facility Project,
4.00%, 6/1/49	3,000	3,511
North Carolina Capital Facilities Finance Agency Educational Revenue Bonds, Wake Forest University,
5.00%, 1/1/48	1,000	1,205
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL, IBC Insured), Escrowed to Maturity,
6.00%, 1/1/22	6,015	6,015
North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 44,
3.00%, 7/1/46	995	1,041
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured),
5.00%, 1/1/49	500	624

FIXED INCOME AND MONEY MARKET FUNDS    316    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
North Carolina – 0.8%continued
Western Carolina University Revenue Bonds, Series B,
4.00%, 4/1/45	$1,000	$1,158
		15,734
North Dakota – 0.1%
Grand Forks Health Care System Revenue Refunding Bonds, Altru Health System (AGM Insured),
3.00%, 12/1/46	1,500	1,562
Ohio – 1.1%
Akron Income Tax Revenue Refunding Bonds,
12/1/33(9)	1,325	1,556
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
4.00%, 12/1/45	225	254
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	1,000	1,155
Ohio State Water Pollution Control Loan Fund Revenue Bonds, Series A, Green Bonds,
5.00%, 12/1/46	5,000	6,612
Ohio Turnpike & Infrastructure Commission Senior Lien Revenue Bonds, Series A, Prerefunded,
5.00%, 2/15/23(1)	10,000	10,529
Washington Local School District Lucas County G.O. Unlimited Bonds, Series A (School District Credit Program),
3.13%, 12/1/51	2,000	2,091
		22,197
Oklahoma – 0.1%
Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C,
4.00%, 1/1/42	2,000	2,285
Oregon – 1.3%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program),
0.00%, 6/15/38(5)	7,500	4,200
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Oregon – 1.3%continued
Clackamas County School District No. 62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/37(5)	$1,000	$621
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Project (AGM Insured),
4.00%, 8/15/45	1,000	1,170
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 11/15/24(1)	1,100	1,245
Oregon State G.O. Unlimited Bonds, Article XI-M and XI-N Seismic Grant Program,
5.00%, 6/1/30	1,005	1,324
Oregon State Health & Science University Revenue Refunding Bonds, Series A,
4.00%, 7/1/44	1,000	1,167
Oregon State Health & Science University Revenue Refunding Bonds, Series A, Green Bonds,
3.00%, 7/1/51	3,000	3,175
Oregon State Health & Science University Revenue Refunding Bonds, Series B,
5.00%, 7/1/38	2,035	2,398
Port of Portland International Airport Revenue Bonds,
5.00%, 7/1/49	2,010	2,474
Salem Hospital Facility Authority Revenue Refunding Bonds, Multi Model Salem Health Projects,
5.00%, 5/15/44	3,500	4,326
Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/35	2,000	2,433
		24,533

NORTHERN FUNDS QUARTERLY REPORT     317    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Pennsylvania – 2.3%
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AGM Insured),
4.00%, 6/1/39	$5,000	$5,710
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	937
5.00%, 5/1/35	865	986
Franklin County G.O. Unlimited Refunding Bonds,
4.00%, 11/1/33	1,075	1,233
Manheim Central School District G.O. Limited Bonds, Series B (State Aid Withholding),
4.00%, 5/1/40	1,000	1,162
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/49	5,000	6,228
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds, Series 137, Social Bonds,
2.60%, 4/1/46	1,500	1,511
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding Bonds, Series A,
4.00%, 12/1/51	5,000	5,885
Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,
5.00%, 12/1/43	2,500	3,071
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/48	2,000	2,466
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series C,
5.00%, 12/1/46	5,000	6,436
3.00%, 12/1/51	3,500	3,684
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Pennsylvania – 2.3%continued
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series B,
5.00%, 12/1/40	$1,525	$1,766
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,
5.00%, 12/1/46	1,700	2,166
Springfield School District Delaware County G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 3/1/43	1,500	1,763
		45,004
Rhode Island – 0.4%
Rhode Island Infrastructure Bank Municipal Road & Bridge Revolving Fund Revenue Bonds, Series A,
5.00%, 10/1/29	1,430	1,823
Rhode Island Turnpike & Bridge Authority Motor Fuel TRB, Series A,
4.00%, 10/1/44	5,265	6,086
		7,909
South Carolina – 1.6%
Charleston County School District G.O. Unlimited BANS, Series C, Phase V (SCSDE Insured),
4.00%, 5/11/22	10,000	10,139
Clemson University Revenue Bonds, Series A, Athletic Facilities,
3.00%, 5/1/48	4,000	4,295
Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,
4.00%, 2/1/24(2) (3) (4)	2,000	2,133
Patriots Energy Group Gas System Revenue Refunding Bonds, Series A,
4.00%, 6/1/51	2,500	2,901
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC, CR MBIA Insured),
5.38%, 1/1/25	5,750	6,555
South Carolina State Jobs-EDA Hospital Facilities Revenue Refunding Bonds, Bon Secours Mercy Health,
4.00%, 12/1/44	2,000	2,317

FIXED INCOME AND MONEY MARKET FUNDS    318    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
South Carolina – 1.6%continued
University of South Carolina Higher Education Revenue Bonds, Series A, Campus Village Project,
5.00%, 5/1/46	$2,000	$2,577
		30,917
Tennessee – 0.8%
Metropolitan Government Nashville & Davidson County Electric Revenue Bonds, Series A,
5.00%, 5/15/46	2,485	3,222
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Belmont University,
4.00%, 5/1/51	3,500	4,077
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
5.25%, 10/1/58	1,500	1,820
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(2) (3) (4)	5,000	5,841
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	75	77
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,
3.95%, 1/1/38	115	119
		15,156
Texas – 3.3%
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	580
Austin G.O. Limited Refunding Bonds,
5.00%, 9/1/29	1,750	2,271
Central Texas Regional Mobility Authority Revenue Bonds, Series B,
4.00%, 1/1/51	650	751
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 12/1/25(1)	3,425	4,014
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Texas – 3.3%continued
Dallas Area Rapid Transit Sales Tax Senior Lien Revenue Refunding Bonds, Series B,
5.00%, 12/1/47	$5,235	$6,701
Fort Bend County Toll Road Senior Lien Revenue Bonds (BAM Insured),
3.00%, 3/1/51	1,500	1,599
Fort Bend Grand Parkway Toll Road Authority Ltd. Contract Tax Toll Revenue Refunding Bonds, Series A (County Gtd.),
2.50%, 3/1/46	4,250	4,261
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(2) (3) (4)	2,500	2,502
Houston Airport System Subordinate Revenue Bonds, Series A (AMT),
4.00%, 7/1/47	2,000	2,307
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/39	2,500	2,645
Lower Colorado River Authority Revenue Refunding Bonds (AGM Insured),
5/15/30(9)	985	1,251
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/46	2,500	3,132
North Texas Tollway Authority Revenue Refunding Bonds,
4.25%, 1/1/49	1,500	1,720
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/39	2,500	3,058
Northside Texas Independent School District Building G.O. Unlimited Bonds, Series A (PSF, Gtd.), Prerefunded,
4.00%, 6/1/22(1)	4,390	4,459
Plano City Waterworks and Sewer System Revenue Bonds,
5.00%, 5/1/29	1,155	1,480

NORTHERN FUNDS QUARTERLY REPORT     319    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Texas – 3.3%continued
San Antonio Education Facilities Corp. Revenue Refunding Bonds, University of the Incarnated Word,
4.00%, 4/1/51	$2,510	$2,837
Texas State Department of Housing & Community Affairs Revenue Bonds, Series A (GNMA Insured),
3.38%, 9/1/39	2,730	2,928
Texas State G.O. Unlimited Refunding Bonds, Series A, Transportation Commission, Prerefunded,
5.00%, 10/1/24(1)	5,000	5,624
Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding Bonds, LBJ Infrastructure Group,
4.00%, 6/30/40	1,000	1,163
Texas State Water Development Board Revenue Bonds, Master Trust,
2.75%, 10/15/53	2,500	2,572
Texas State Water Development Board TRB, Series B,
3.03%, 10/15/39	750	784
University of Texas Permanent University Fund Revenue Bonds, Series B,
4.00%, 7/1/41	5,000	5,606
		64,245
Utah – 0.9%
Davis County School District G.O. Unlimited Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program),
3.00%, 6/1/30	3,330	3,562
Park City Sales TRB,
4.00%, 12/15/31	2,200	2,617
Provo G.O. Unlimited Refunding Bonds,
5.00%, 1/1/26	500	588
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/42	3,000	3,578
Salt Lake City International Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/46	5,000	6,336
		16,681
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Virginia – 1.9%
Arlington County IDA Revenue Refunding Bonds, Virginia Hospital Center,
4.00%, 7/1/45	$2,000	$2,334
Fairfax County Sewer Revenue Bonds, Series A,
5.00%, 7/15/46	2,415	3,186
Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/29	5,000	6,535
Lynchburg Economic Development Authority Hospital Revenue Refunding Bonds, Centra Health Obligated Group,
4.00%, 1/1/47	750	883
3.00%, 1/1/51	750	782
4.00%, 1/1/55	750	874
Norfolk G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 10/1/26(1)	500	603
Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), Prerefunded,
5.00%, 10/1/22(1)	500	518
Rockingham County EDA Facilities Revenue Refunding Bonds, Sentara RMH Medical Center,
3.00%, 11/1/46	2,000	2,154
2.63%, 11/1/50	2,500	2,454
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment, Prerefunded,
4.50%, 2/1/23(1)	5,000	5,231
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
4.00%, 5/15/37	2,000	2,027
Virginia State HDA Revenue Bonds, Series K Non-AMT (GNMA/FNMA/FHLMC Insured),
2.55%, 12/1/46	5,000	5,000

FIXED INCOME AND MONEY MARKET FUNDS    320    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Virginia – 1.9%continued
Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,
3.38%, 1/1/51	$3,000	$3,212
		35,793
Washington – 2.1%
Central Puget Sound Regional Transit Authority Revenue Bonds, Green Bonds, Series S-1,
5.00%, 11/1/46	2,350	3,646
Central Puget Sound Regional Transit Authority Sales & Use Tax Revenue Refunding & Improvement Bonds, Series S-1, Green Bonds, Prerefunded,
5.00%, 11/1/25(1)	5,000	5,854
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station,
5.00%, 7/1/22	3,250	3,328
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/40	560	646
University of Washington Revenue Refunding Bonds, Series A,
4.00%, 12/1/41	1,000	1,147
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/37	5,000	5,637
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	2,230	2,761
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,570
Washington State Health Care Facilities Authority Variable Revenue Refunding Bonds, Providence St. Joseph Health,
4.00%, 10/1/30(2) (3) (4)	5,000	6,094
Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,
3.50%, 12/20/35	992	1,149
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Washington – 2.1%continued
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	$2,000	$2,182
Washington State University Revenue Refunding Bonds,
5.00%, 4/1/40	1,320	1,489
Washington State Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/1/39	1,500	1,865
		41,368
West Virginia – 0.4%
Marshall University Revenue Refunding Bonds, Series A (AGM Insured),
4.00%, 5/1/50	5,000	5,735
West Virginia State Parkways Authority Turnpike Toll Senior Lien Revenue Bonds,
5.00%, 6/1/47	1,800	2,309
		8,044
Wisconsin – 2.0%
PFA Healthcare Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated,
4.00%, 7/1/46	750	868
PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,
3.00%, 6/1/45	2,500	2,674
PFA Revenue Bonds, Texas Biomedical Research Institute,
3.00%, 6/1/48	2,000	2,047
PMA Levy & Aid Anticipation Notes Program Taxable Revenue Notes,
2.00%, 9/28/22	5,000	5,053
Public Finance Authority Hospital Taxable Revenue Bonds, Series 2021A, UNC Health Southeastern,
2.35%, 2/1/29	1,140	1,117
University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,
4.25%, 4/1/48	4,000	4,660
Wisconsin State Environmental Improvement Fund Revenue Bonds, Series A, Green Bonds,
5.00%, 6/1/29	3,325	4,291

NORTHERN FUNDS QUARTERLY REPORT     321    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.9%continued
Wisconsin – 2.0%continued
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/40	$3,000	$3,518
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Aspirus Inc. Obligated Group,
4.00%, 8/15/46	2,625	3,050
3.00%, 8/15/51	5,000	5,217
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Children's Hospital of Wisconsin,
3.00%, 8/15/50	1,000	1,061
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/35	1,025	1,209
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
4.13%, 4/1/46	1,500	1,587
Wisconsin State Housing & EDA Revenue Bonds, Series A,
4.45%, 5/1/57	2,305	2,589
		38,941
Total Municipal Bonds
(Cost $1,561,096)		1,620,607

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 8.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(10) (11)	172,054,779	$172,055
Total Investment Companies
(Cost $172,055)		172,055

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 7.3%
Baltimore County G.O. Unlimited BANS, 4.00%, 3/23/22	$9,000	$9,078
Broward County School District TANS, 2.00%, 6/30/22	25,000	25,234
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.3%continued
Charleston County School District G.O. Unlimited Notes, Series A (SCSDE Insured), 2.00%, 3/1/22	$10,000	$10,031
Colorado Education Loan Program TRANS, Series A, 4.00%, 6/29/22	5,000	5,095
Colorado Education Loan Program TRANS, Series A, 3.50%, 6/29/22	5,000	5,083
Florida State Development Finance Corp. Variable Revenue Bonds (AMT), Brightline Passenger, 0.30%, 7/1/22(2) (3) (4)	6,000	6,000
Hennepin County Variable G.O. Unlimited Refunding Bonds, Series B, 0.10%, 1/10/22(2) (4) (12)	3,865	3,865
Jersey City G.O. Unlimited BANS, Series A, 1.50%, 1/12/22	5,000	5,002
Los Angeles TRANS, 4.00%, 6/23/22	25,000	25,461
Metropolitan Transportation Authority Revenue Taxable GANS, Series A, 0.78%, 11/15/22	20,000	20,017
Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1, 5.00%, 9/1/22	3,285	3,390
New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds, 0.08%, 1/3/22(2) (4) (12)	4,500	4,500
Orange County HFA Multifamily Variable Revenue Bonds, Jernigan Gardens Project (HUD Sector 8 Program), 0.35%, 10/1/22(2) (3) (4)	5,000	5,001

FIXED INCOME AND MONEY MARKET FUNDS    322    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.3%continued
San Diego Unified School District TRANS, Series A, 4.00%, 6/30/22	$10,100	$10,294
Utah County Hospital Revenue Bonds, Series C, IHC Health Services, Inc., 0.07%, 1/3/22(2) (4) (12)	3,210	3,210
Total Short-Term Investments
(Cost $141,249)		141,261

Total Investments – 100.1%
(Cost $1,874,400)		1,933,923
Liabilities less Other Assets – (0.1%)		(1,837)
NET ASSETS – 100.0%		$1,932,086

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(4)	Variable or floating rate security. Rate as of December 31, 2021 is disclosed.
(5)	Zero coupon bond.
(6)	Discount rate at the time of purchase.
(7)	Step coupon bond. Rate as of December 31, 2021 is disclosed.
(8)	Security has converted to a fixed rate as of May 3, 2021, and will continue at a fixed rate going forward.
(9)	When-Issued Security. Coupon rate is not in effect at December 31, 2021.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of December 31, 2021 is disclosed.
(12)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CR - Custody Receipt

CSCDA - California Statewide Communities Development Authority

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IBC - Insured Bond Certificates

IDA - Industrial Development Authority

LCRA - Lower Colorado River Authority

LLC - Limited Liability Company

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina State Department of Education

SonyMA - State of New York Mortgage Agency

SRF - Special Revenue Fund

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

NORTHERN FUNDS QUARTERLY REPORT     323    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued	December 31, 2021 (UNAUDITED)

TRB - Tax Revenue Bonds

VA - Veterans Affairs
Percentages shown are based on Net Assets.
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	83.9%
Investment Companies	8.9%
Short-Term Investments	7.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$1,620,607	$—	$1,620,607
Investment Companies	172,055	—	—	172,055
Short-Term Investments	—	141,261	—	141,261
Total Investments	$172,055	$1,761,868	$—	$1,933,923

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$147,184	$802,272	$777,401	$15	$172,055	172,054,779
FIXED INCOME AND MONEY MARKET FUNDS    324    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND	December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 6.6%
Auto Floor Plan – 0.2%
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A
2.84%, 3/15/24	$4,300	$4,322
Automobile – 1.6%
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A2A
0.60%, 12/18/23	420	420
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class A2
0.42%, 3/18/24	4,082	4,083
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class A2
0.26%, 11/18/24	6,320	6,309
BMW Vehicle Lease Trust, Series 2021-2, Class A2
0.19%, 11/27/23	3,000	2,996
CarMax Auto Owner Trust, Series 2020-3, Class A2A
0.49%, 6/15/23	478	478
Chesapeake Funding II LLC, Series 2019-1A, Class A1
2.94%, 4/15/31(1)	1,565	1,577
GM Financial Automobile Leasing Trust, Series 2020-1, Class A3
1.67%, 12/20/22	1,134	1,136
Santander Drive Auto Receivables Trust, Series 2021-1, Class A2
0.29%, 11/15/23	870	870
Santander Drive Auto Receivables Trust, Series 2021-2, Class A2
0.28%, 4/15/24	1,836	1,835
Santander Drive Auto Receivables Trust, Series 2021-4, Class A2
0.37%, 8/15/24	6,900	6,894
Santander Retail Auto Lease Trust, Series 2021-B, Class A2
0.31%, 1/22/24(1)	13,387	13,360
Tesla Auto Lease Trust, Series 2020-A, Class A2
0.55%, 5/22/23(1)	661	661
Tesla Auto Lease Trust, Series 2021-A, Class A2
0.36%, 3/20/25(1)	11,950	11,934
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 6.6%continued
Automobile – 1.6%continued
World Omni Auto Receivables Trust, Series 2021-D, Class A3
0.81%, 10/15/26	$600	$597
		53,150
Credit Card – 3.9%
BA Credit Card Trust, Series 2021-A1, Class A
0.44%, 9/15/26	4,500	4,435
Barclays Dryrock Issuance Trust, Series 2019-1, Class A
1.96%, 5/15/25	3,500	3,529
Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1
0.55%, 7/15/26	34,140	33,638
Discover Card Execution Note Trust, Series 2019-A3, Class A
1.89%, 10/15/24	15,000	15,165
Discover Card Execution Note Trust, Series 2021-A1, Class A1
0.58%, 9/15/26	14,400	14,203
Synchrony Credit Card Master Note Trust, Series 2017-2, Class A
2.62%, 10/15/25	9,936	10,102
Trillium Credit Card Trust II, Series 2021-2A, Class A
(Floating, U.S. 30 Day Average SOFR + 0.22%, 0.22% Floor), 0.27%, 10/26/26(1) (2)	25,000	25,000
World Financial Network Credit Card Master Trust, Series 2019-A, Class A
3.14%, 12/15/25	12,745	12,787
World Financial Network Credit Card Master Trust, Series 2019-B, Class A
2.49%, 4/15/26	4,000	4,038
World Financial Network Credit Card Master Trust, Series 2019-C, Class A
2.21%, 7/15/26	6,000	6,070
		128,967
Other – 0.9%
John Deere Owner Trust, Series 2020-B, Class A2
0.41%, 3/15/23	356	356
Verizon Master Trust, Series 2021-1, Class A
0.50%, 5/20/27	20,640	20,374

NORTHERN FUNDS QUARTERLY REPORT     325    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 6.6%continued
Other – 0.9%continued
Verizon Owner Trust, Series 2019-A, Class A1A
2.93%, 9/20/23	$1,086	$1,092
Verizon Owner Trust, Series 2020-A, Class A1A
1.85%, 7/22/24	8,500	8,564
		30,386
Total Asset-Backed Securities
(Cost $217,485)		216,825

CORPORATE BONDS – 46.6%
Aerospace & Defense – 0.4%
Boeing (The) Co.,
1.17%, 2/4/23	4,400	4,400
1.95%, 2/1/24	9,958	10,073
		14,473
Airlines – 0.5%
Southwest Airlines Co.,
4.75%, 5/4/23	16,650	17,438
Apparel & Textile Products – 0.1%
VF Corp.,
2.05%, 4/23/22	3,695	3,714
Automobiles Manufacturing – 5.6%
American Honda Finance Corp.,
0.88%, 7/7/23	17,590	17,598
(Floating, ICE LIBOR USD 3M + 0.28%), 0.40%, 1/12/24 (2)	6,000	6,005
BMW U.S. Capital LLC,
3.80%, 4/6/23 (1)	3,700	3,837
(Floating, U.S. SOFR Compounded Index + 0.53%), 0.58%, 4/1/24 (1) (2)	10,633	10,688
(Floating, U.S. SOFR Compounded Index + 0.38%), 0.43%, 8/12/24 (1) (2)	30,200	30,256
Daimler Finance North America LLC,
(Floating, ICE LIBOR USD 3M + 0.90%), 1.06%, 2/15/22 (1) (2)	2,602	2,604
0.75%, 3/1/24 (1)	3,450	3,418
General Motors Financial Co., Inc.,
3.70%, 5/9/23	620	639
1.70%, 8/18/23	3,160	3,190
(Floating, U.S. SOFR + 0.76%), 0.81%, 3/8/24 (2)	7,400	7,433
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.6% continued
Automobiles Manufacturing – 5.6%continued
(Floating, U.S. SOFR + 0.62%), 0.67%, 10/15/24 (2)	$250	$250
1.20%, 10/15/24	1,000	993
3.50%, 11/7/24	4,000	4,200
Hyundai Capital America,
2.38%, 2/10/23 (1)	4,565	4,628
1.25%, 9/18/23 (1)	18,180	18,167
0.80%, 1/8/24 (1)	9,400	9,266
0.88%, 6/14/24 (1)	9,900	9,710
Nissan Motor Acceptance Co. LLC,
(Floating, ICE LIBOR USD 3M + 0.89%), 1.01%, 1/13/22 (1) (2)	3,519	3,519
1.13%, 9/16/24 (1)	4,200	4,128
Toyota Motor Credit Corp.,
(Floating, ICE LIBOR USD 3M + 0.69%), 0.81%, 1/11/22 (2)	400	400
2.90%, 3/30/23	1,000	1,028
Volkswagen Group of America Finance LLC,
2.90%, 5/13/22 (1)	10,000	10,082
0.75%, 11/23/22 (1)	13,700	13,698
3.13%, 5/12/23 (1)	17,270	17,755
		183,492
Banks – 1.3%
Capital One N.A.,
2.15%, 9/6/22	2,500	2,524
Citizens Bank N.A.,
3.25%, 2/14/22	1,150	1,151
KeyBank N.A.,
(Variable, U.S. SOFR + 0.32%), 0.43%, 6/14/24 (3)	8,700	8,638
Truist Financial Corp.,
(Floating, U.S. SOFR + 0.40%), 0.45%, 6/9/25 (2)	30,000	29,916
		42,229
Biotechnology – 0.2%
Gilead Sciences, Inc.,
0.75%, 9/29/23	6,073	6,048
Cable & Satellite – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
(Floating, ICE LIBOR USD 3M + 1.65%), 1.78%, 2/1/24 (2)	5,590	5,712

FIXED INCOME AND MONEY MARKET FUNDS    326    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.6% continued
Cable & Satellite – 0.3%continued
Cox Communications, Inc.,
2.95%, 6/30/23 (1)	$2,755	$2,820
		8,532
Chemicals – 0.5%
Avery Dennison Corp.,
0.85%, 8/15/24	11,590	11,423
Westlake Chemical Corp.,
0.88%, 8/15/24	3,700	3,644
		15,067
Commercial Finance – 1.2%
Air Lease Corp.,
3.50%, 1/15/22	4,222	4,226
(Floating, ICE LIBOR USD 3M + 0.35%), 0.55%, 12/15/22 (2)	5,000	4,997
2.25%, 1/15/23	4,300	4,353
3.88%, 7/3/23	800	829
0.70%, 2/15/24	7,765	7,643
0.80%, 8/18/24	5,100	4,997
Aviation Capital Group LLC,
5.50%, 12/15/24 (1)	10,000	10,943
		37,988
Construction Materials Manufacturing – 0.3%
Martin Marietta Materials, Inc.,
0.65%, 7/15/23	8,790	8,759
Consumer Finance – 3.2%
American Express Co.,
(Floating, U.S. SOFR + 0.65%), 0.70%, 11/4/26 (2)	29,900	29,962
Capital One Bank U.S.A. N.A.,
(Variable, U.S. SOFR + 0.62%), 2.01%, 1/27/23 (3)	12,480	12,491
3.38%, 2/15/23	5,000	5,139
Capital One Financial Corp.,
3.50%, 6/15/23	4,600	4,767
Fidelity National Information Services, Inc.,
0.60%, 3/1/24	2,300	2,264
Global Payments, Inc.,
1.50%, 11/15/24	12,630	12,635
PayPal Holdings, Inc.,
1.35%, 6/1/23	16,520	16,656
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.6% continued
Consumer Finance – 3.2%continued
Synchrony Financial,
4.25%, 8/15/24	$18,560	$19,661
		103,575
Consumer Products – 0.2%
Unilever Capital Corp.,
0.63%, 8/12/24	7,265	7,221
Diversified Banks – 4.3%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 0.79%), 0.97%, 3/5/24 (2)	14,140	14,211
(Floating, Bloomberg Short-Term Bank Yield Index 3M + 0.43%), 0.59%, 5/28/24 (2)	40,000	40,000
(Floating, U.S. SOFR + 0.73%), 0.78%, 10/24/24 (2)	8,652	8,698
Citigroup, Inc.,
(Variable, ICE LIBOR USD 3M + 0.72%), 3.14%, 1/24/23 (3)	2,825	2,829
(Floating, ICE LIBOR USD 3M + 1.10%), 1.26%, 5/17/24 (2)	110	111
(Floating, U.S. SOFR + 0.67%), 0.72%, 5/1/25 (2)	3,418	3,442
JPMorgan Chase & Co.,
3.25%, 9/23/22	2,561	2,612
(Variable, ICE LIBOR USD 3M + 0.70%), 3.21%, 4/1/23 (3)	8,300	8,349
(Variable, ICE LIBOR USD 3M + 0.94%), 2.78%, 4/25/23 (3)	1,000	1,006
(Floating, ICE LIBOR USD 3M + 0.89%), 1.01%, 7/23/24 (2)	28,453	28,714
(Floating, ICE LIBOR USD 3M + 0.85%), 0.97%, 1/10/25 (2)	1,305	1,316
(Variable, U.S. SOFR + 0.49%), 0.77%, 8/9/25 (3)	9,000	8,859
(Floating, U.S. SOFR + 0.77%), 0.81%, 9/22/27 (2)	20,100	20,180
		140,327
Entertainment Content – 0.1%
Walt Disney (The) Co.,
(Floating, ICE LIBOR USD 3M + 0.39%), 0.57%, 3/4/22 (2)	2,500	2,501
1.65%, 9/1/22	2,300	2,319
3.00%, 9/15/22	125	127
2.35%, 12/1/22	38	39
		4,986

NORTHERN FUNDS QUARTERLY REPORT     327    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.6% continued
Exploration & Production – 0.2%
Continental Resources, Inc.,
4.50%, 4/15/23	$4,690	$4,833
3.80%, 6/1/24	1,000	1,043
		5,876
Financial Services – 4.1%
Ares Capital Corp.,
3.50%, 2/10/23	500	511
Bank of New York Mellon (The) Corp.,
(Floating, U.S. SOFR + 0.20%), 0.25%, 10/25/24 (2)	14,800	14,750
0.85%, 10/25/24	9,900	9,819
Charles Schwab (The) Corp.,
0.75%, 3/18/24	6,680	6,651
FS KKR Capital Corp.,
1.65%, 10/12/24	9,830	9,646
Goldman Sachs Group (The), Inc.,
(Floating, ICE LIBOR USD 3M + 0.75%), 0.91%, 2/23/23 (2)	7,160	7,190
(Floating, ICE LIBOR USD 3M + 1.00%), 1.12%, 7/24/23 (2)	2,000	2,007
(Floating, U.S. SOFR + 0.54%), 0.59%, 11/17/23 (2)	1,852	1,852
(Floating, U.S. SOFR + 0.58%), 0.63%, 3/8/24 (2)	15,700	15,700
(Floating, U.S. SOFR + 0.81%), 0.86%, 3/9/27 (2)	25,000	25,127
Intercontinental Exchange, Inc.,
0.70%, 6/15/23	6,620	6,605
Morgan Stanley,
2.75%, 5/19/22	1,250	1,261
(Variable, U.S. SOFR + 0.62%), 0.73%, 4/5/24 (3)	17,000	16,949
(Variable, U.S. SOFR + 0.56%), 1.16%, 10/21/25 (3)	3,385	3,359
National Securities Clearing Corp.,
0.40%, 12/7/23 (1)	14,000	13,886
State Street Corp.,
(Variable, ICE LIBOR USD 3M + 0.64%), 2.65%, 5/15/23 (3)	825	831
TD Ameritrade Holding Corp.,
2.95%, 4/1/22	63	63
		136,207
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.6% continued
Food & Beverage – 1.5%
Cargill, Inc.,
1.38%, 7/23/23 (1)	$500	$504
0.40%, 2/2/24 (1)	16,500	16,339
General Mills, Inc.,
(Floating, ICE LIBOR USD 3M + 1.01%), 1.13%, 10/17/23 (2)	670	679
Keurig Dr. Pepper, Inc.,
0.75%, 3/15/24	16,700	16,586
Nestle Holdings, Inc.,
0.61%, 9/14/24 (1)	14,700	14,492
		48,600
Hardware – 0.4%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23	4,886	5,154
Hewlett Packard Enterprise Co.,
2.25%, 4/1/23	2,600	2,640
4.45%, 10/2/23	5,601	5,911
		13,705
Health Care Facilities & Services – 0.6%
Cigna Corp.,
(Floating, ICE LIBOR USD 3M + 0.89%), 1.01%, 7/15/23 (2)	5,300	5,350
CVS Health Corp.,
4.75%, 12/1/22	10,000	10,263
HCA, Inc.,
5.00%, 3/15/24	4,100	4,409
		20,022
Homebuilders – 0.2%
D.R. Horton, Inc.,
4.38%, 9/15/22	2,000	2,032
Lennar Corp.,
4.88%, 12/15/23	2,850	3,022
		5,054
Industrial Other – 0.0%
3M Co.,
2.00%, 6/26/22	715	720
Integrated Oils – 0.0%
Exxon Mobil Corp.,
1.90%, 8/16/22	400	403
1.57%, 4/15/23	55	56
		459

FIXED INCOME AND MONEY MARKET FUNDS    328    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.6% continued
Life Insurance – 6.9%
AIG Global Funding,
0.45%, 12/8/23 (1)	$20,230	$20,036
Athene Global Funding,
1.20%, 10/13/23 (1)	21,900	21,933
(Floating, ICE LIBOR USD 3M + 0.73%), 0.85%, 1/8/24 (1) (2)	35,000	35,092
Brighthouse Financial Global Funding,
0.60%, 6/28/23 (1)	8,650	8,607
(Floating, U.S. SOFR + 0.76%), 0.81%, 4/12/24 (1) (2)	1,300	1,306
GA Global Funding Trust,
(Floating, U.S. SOFR + 0.50%), 0.55%, 9/13/24 (1) (2)	20,000	19,924
Jackson Financial, Inc.,
1.13%, 11/22/23 (1)	11,450	11,430
MassMutual Global Funding II,
0.85%, 6/9/23 (1)	1,000	1,001
Metropolitan Life Global Funding I,
1.95%, 1/13/23 (1)	1,000	1,013
(Floating, U.S. SOFR + 0.32%), 0.37%, 1/7/24 (1) (2)	20,700	20,696
New York Life Global Funding,
(Floating, U.S. SOFR Compounded Index + 0.36%), 0.41%, 10/21/23 (1) (2)	17,980	18,032
Northwestern Mutual Global Funding,
(Floating, U.S. SOFR + 0.33%), 0.38%, 3/25/24 (1) (2)	22,100	22,082
Principal Life Global Funding II,
(Floating, U.S. SOFR + 0.45%), 0.50%, 4/12/24 (1) (2)	2,000	2,000
Protective Life Global Funding,
0.63%, 10/13/23 (1)	20,800	20,702
0.78%, 7/5/24 (1)	13,300	13,127
Security Benefit Global Funding,
1.25%, 5/17/24	9,300	9,256
		226,237
Machinery Manufacturing – 0.3%
Caterpillar Financial Services Corp.,
(Floating, ICE LIBOR USD 3M + 0.51%), 0.67%, 5/15/23 (2)	1,300	1,305
CNH Industrial Capital LLC,
1.95%, 7/2/23	5,850	5,927
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.6% continued
Machinery Manufacturing – 0.3%continued
John Deere Capital Corp.,
3.20%, 1/10/22	$1,690	$1,691
		8,923
Managed Care – 0.2%
Humana, Inc.,
0.65%, 8/3/23	4,275	4,253
UnitedHealth Group, Inc.,
0.55%, 5/15/24	2,000	1,985
		6,238
Medical Equipment & Devices Manufacturing – 2.0%
Abbott Laboratories,
2.55%, 3/15/22	500	502
3.40%, 11/30/23	1,486	1,556
Baxter International, Inc.,
0.87%, 12/1/23 (1)	18,200	18,129
(Floating, U.S. SOFR + 0.44%), 0.49%, 11/29/24 (1) (2)	11,570	11,556
Stryker Corp.,
0.60%, 12/1/23	4,660	4,635
Thermo Fisher Scientific, Inc.,
(Floating, U.S. SOFR + 0.53%), 0.58%, 10/18/24 (2)	6,330	6,339
1.22%, 10/18/24	15,780	15,765
Zimmer Biomet Holdings, Inc.,
1.45%, 11/22/24	6,600	6,583
		65,065
Metals & Mining – 0.2%
Glencore Funding LLC,
4.13%, 3/12/24(1)	7,000	7,362
Oil & Gas Services & Equipment – 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
1.23%, 12/15/23	6,790	6,822
Pharmaceuticals – 0.3%
AbbVie, Inc.,
2.30%, 11/21/22	10,000	10,140
Bristol-Myers Squibb Co.,
0.54%, 11/13/23	500	498
		10,638
Pipeline – 0.1%
Southern Natural Gas Co. LLC,
0.63%, 4/28/23(1)	3,580	3,559

NORTHERN FUNDS QUARTERLY REPORT     329    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.6% continued
Property & Casualty Insurance – 0.3%
Allstate (The) Corp.,
(Floating, ICE LIBOR USD 3M + 0.63%), 0.85%, 3/29/23 (2)	$2,880	$2,889
Aon Corp.,
2.20%, 11/15/22	5,540	5,611
		8,500
Real Estate – 0.6%
American Campus Communities Operating Partnership L.P.,
3.75%, 4/15/23	17,930	18,416
Refining & Marketing – 0.2%
Phillips 66,
4.30%, 4/1/22	2,157	2,177
3.70%, 4/6/23	4,000	4,135
		6,312
Retail - Consumer Discretionary – 0.1%
Advance Auto Parts, Inc.,
4.50%, 12/1/23	750	788
AutoZone, Inc.,
3.70%, 4/15/22	1,200	1,201
eBay, Inc.,
2.75%, 1/30/23	2,900	2,964
		4,953
Semiconductors – 0.3%
Advanced Micro Devices, Inc.,
7.50%, 8/15/22	2,800	2,905
Analog Devices, Inc.,
(Floating, U.S. SOFR + 0.25%), 0.30%, 10/1/24 (2)	8,320	8,328
		11,233
Software & Services – 1.2%
Autodesk, Inc.,
3.60%, 12/15/22	1,031	1,052
Equifax, Inc.,
3.95%, 6/15/23	2,100	2,183
Oracle Corp.,
2.50%, 10/15/22	16,000	16,228
2.40%, 9/15/23	19,990	20,387
		39,850
Supermarkets & Pharmacies – 1.0%
7-Eleven, Inc.,
0.80%, 2/10/24 (1)	18,000	17,797
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.6% continued
Supermarkets & Pharmacies – 1.0%continued
Walgreens Boots Alliance, Inc.,
0.95%, 11/17/23	$14,920	$14,914
		32,711
Transportation & Logistics – 0.2%
PACCAR Financial Corp.,
2.00%, 9/26/22	3,260	3,300
2.65%, 4/6/23	4,000	4,094
Ryder System, Inc.,
2.88%, 6/1/22	279	281
United Parcel Service, Inc.,
2.20%, 9/1/24	500	515
		8,190
Utilities – 6.8%
Ameren Illinois Co.,
0.38%, 6/15/23	7,150	7,105
American Electric Power Co., Inc.,
(Floating, ICE LIBOR USD 3M + 0.48%), 0.61%, 11/1/23 (2)	15,000	15,001
Black Hills Corp.,
1.04%, 8/23/24	8,180	8,080
CenterPoint Energy Resources Corp.,
0.70%, 3/2/23	9,910	9,865
CenterPoint Energy, Inc.,
3.85%, 2/1/24	1,500	1,572
(Floating, U.S. SOFR + 0.65%), 0.70%, 5/13/24 (2)	1,080	1,080
Cleco Power LLC,
(Floating, ICE LIBOR USD 3M + 0.50%), 0.70%, 6/15/23 (1) (2)	9,300	9,293
Consolidated Edison, Inc.,
0.65%, 12/1/23	29,100	28,865
Consumers Energy Co.,
0.35%, 6/1/23	5,320	5,285
Dominion Energy, Inc.,
(Floating, ICE LIBOR USD 3M + 0.53%), 0.73%, 9/15/23 (2)	15,580	15,566
DTE Energy Co.,
2.25%, 11/1/22	4,200	4,256
Entergy Louisiana LLC,
0.62%, 11/17/23	11,400	11,309
Eversource Energy,
(Floating, U.S. SOFR Compounded Index + 0.25%), 0.30%, 8/15/23 (2)	9,400	9,392

FIXED INCOME AND MONEY MARKET FUNDS    330    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 46.6% continued
Utilities – 6.8%continued
Mississippi Power Co.,
(Floating, U.S. SOFR + 0.30%), 0.35%, 6/28/24 (2)	$8,000	$7,970
NextEra Energy Capital Holdings, Inc.,
(Floating, U.S. SOFR + 0.40%), 0.45%, 11/3/23 (2)	27,160	27,163
OGE Energy Corp.,
0.70%, 5/26/23	5,780	5,754
ONE Gas, Inc.,
(Floating, ICE LIBOR USD 3M + 0.61%), 0.81%, 3/11/23 (2)	13,863	13,864
PPL Electric Utilities Corp.,
(Floating, ICE LIBOR USD 3M + 0.25%), 0.47%, 9/28/23 (2)	6,150	6,134
(Floating, U.S. SOFR + 0.33%), 0.38%, 6/24/24 (2)	10,140	10,115
Public Service Enterprise Group, Inc.,
0.84%, 11/8/23	2,350	2,341
Southern (The) Co.,
(Floating, U.S. SOFR + 0.37%), 0.42%, 5/10/23 (2)	14,840	14,806
0.60%, 2/26/24	1,580	1,560
WEC Energy Group, Inc.,
0.80%, 3/15/24	6,420	6,355
		222,731
Wireless Telecommunications Services – 0.5%
AT&T, Inc.,
(Floating, ICE LIBOR USD 3M + 1.18%), 1.38%, 6/12/24 (2)	5,000	5,063
Verizon Communications, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.79%), 0.84%, 3/20/26 (2)	12,000	12,143
		17,206
Total Corporate Bonds
(Cost $1,533,638)		1,529,438

FOREIGN ISSUER BONDS – 35.9%
Auto Parts Manufacturing – 0.0%
Toyota Industries Corp.,
3.11%, 3/12/22(1)	1,900	1,906
Automobiles Manufacturing – 0.3%
Nissan Motor Co. Ltd.,
3.04%, 9/15/23(1)	10,000	10,262
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 35.9% continued
Banks – 14.7%
Australia & New Zealand Banking Group Ltd.,
2.63%, 5/19/22	$10	$10
Banque Federative du Credit Mutuel S.A.,
2.13%, 11/21/22 (1)	17,495	17,738
(Floating, ICE LIBOR USD 3M + 0.96%), 1.09%, 7/20/23 (1) (2)	1,050	1,062
(Floating, U.S. SOFR + 0.41%), 0.46%, 2/4/25 (1) (2)	35,000	34,950
Barclays Bank PLC,
1.70%, 5/12/22	4,260	4,274
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.40%), 0.45%, 7/7/25 (1) (2)	22,800	22,800
(Floating, U.S. SOFR + 0.52%), 0.57%, 6/15/26 (1) (2)	29,500	29,575
Cooperatieve Rabobank U.A.,
(Floating, U.S. SOFR + 0.30%), 0.35%, 1/12/24 (2)	4,700	4,697
Credit Suisse A.G.,
(Floating, U.S. SOFR + 0.45%), 0.50%, 2/4/22 (2)	10,650	10,652
0.50%, 2/2/24	1,850	1,828
DBS Group Holdings Ltd.,
2.85%, 4/16/22 (1)	7,600	7,639
(Floating, U.S. SOFR + 0.30%), 0.35%, 11/22/24 (1) (2)	20,000	20,015
Deutsche Bank A.G.,
5.00%, 2/14/22	700	703
0.96%, 11/8/23	7,300	7,288
(Variable, U.S. SOFR + 2.16%), 2.22%, 9/18/24 (3)	7,513	7,610
(Floating, U.S. SOFR + 1.22%), 1.27%, 11/16/27 (2)	7,500	7,487
DNB Bank ASA,
2.15%, 12/2/22 (1)	8,035	8,153
Federation des Caisses Desjardins du Quebec,
(Floating, U.S. SOFR + 0.43%), 0.48%, 5/21/24 (1) (2)	27,400	27,432
ING Groep N.V.,
(Floating, U.S. SOFR + 1.01%), 1.06%, 4/1/27 (2)	27,000	27,240
Lloyds Banking Group PLC,
3.00%, 1/11/22	400	400

NORTHERN FUNDS QUARTERLY REPORT     331    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 35.9% continued
Banks – 14.7%continued
(Variable, ICE LIBOR USD 3M + 1.25%), 2.86%, 3/17/23 (3)	$18,900	$18,973
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 6/15/23 (3)	4,100	4,107
4.05%, 8/16/23	7,000	7,335
Macquarie Bank Ltd.,
2.10%, 10/17/22 (1)	6,000	6,072
National Bank of Canada,
2.15%, 10/7/22 (1)	10,000	10,121
2.10%, 2/1/23	500	507
0.75%, 8/6/24	27,500	27,131
Nationwide Building Society,
0.55%, 1/22/24 (1)	14,000	13,815
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.53%), 0.58%, 8/12/24 (1) (2)	10,700	10,701
(Floating, U.S. SOFR + 0.76%), 0.81%, 9/29/26 (1) (2)	32,900	33,019
Nordea Bank Abp,
1.00%, 6/9/23 (1)	13,685	13,729
(Floating, ICE LIBOR USD 3M + 0.94%), 1.12%, 8/30/23 (1) (2)	200	202
3.75%, 8/30/23 (1)	5,000	5,221
0.63%, 5/24/24 (1)	7,900	7,805
Skandinaviska Enskilda Banken AB,
(Floating, ICE LIBOR USD 3M + 0.32%), 0.49%, 9/1/23 (1) (2)	9,520	9,531
Swedbank AB,
1.30%, 6/2/23 (1)	5,480	5,512
0.60%, 9/25/23 (1)	14,500	14,416
Westpac Banking Corp.,
2.80%, 1/11/22	935	936
2.00%, 1/13/23	2,690	2,730
(Floating, U.S. SOFR + 0.30%), 0.35%, 11/18/24 (2)	34,720	34,683
1.02%, 11/18/24	11,280	11,252
(Floating, U.S. SOFR + 0.52%), 0.57%, 6/3/26 (2)	4,200	4,205
		483,556
Cable & Satellite – 0.0%
Sky Ltd.,
3.75%, 9/16/24(1)	1,000	1,065
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 35.9% continued
Commercial Finance – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.30%, 1/23/23	$1,665	$1,700
(Floating, U.S. SOFR + 0.68%), 0.73%, 9/29/23 (2)	2,100	2,100
3.15%, 2/15/24	5,000	5,158
1.65%, 10/29/24	9,100	9,086
Avolon Holdings Funding Ltd.,
5.25%, 5/15/24 (1)	4,957	5,319
SMBC Aviation Capital Finance DAC,
4.13%, 7/15/23 (1)	5,927	6,175
		29,538
Diversified Banks – 12.6%
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 0.67%, 9/15/26 (2)	25,800	25,740
Bank of Nova Scotia (The),
1.63%, 5/1/23	7,040	7,120
(Floating, U.S. SOFR + 0.38%), 0.43%, 7/31/24 (2)	20,000	19,984
(Floating, U.S. SOFR Compounded Index + 0.55%), 0.59%, 3/2/26 (2)	40,000	39,997
Barclays PLC,
3.68%, 1/10/23	500	500
BNP Paribas S.A.,
2.95%, 5/23/22 (1)	2,557	2,582
3.50%, 3/1/23 (1)	4,910	5,059
3.80%, 1/10/24 (1)	1,100	1,154
4.25%, 10/15/24	13,084	14,114
Canadian Imperial Bank of Commerce,
(Floating, U.S. SOFR + 0.80%), 0.85%, 3/17/23 (2)	4,500	4,523
0.45%, 6/22/23	7,750	7,700
3.50%, 9/13/23	1,250	1,307
Credit Agricole S.A.,
3.75%, 4/24/23 (1)	19,710	20,422
3.25%, 10/4/24 (1)	5,000	5,232
HSBC Holdings PLC,
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 3/13/23 (3)	4,750	4,772
(Variable, U.S. SOFR + 0.53%), 0.73%, 8/17/24 (3)	8,020	7,950

FIXED INCOME AND MONEY MARKET FUNDS    332    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 35.9% continued
Diversified Banks – 12.6%continued
(Floating, ICE LIBOR USD 3M + 1.38%), 1.58%, 9/12/26 (2)	$22,816	$23,420
Macquarie Group Ltd.,
(Variable, ICE LIBOR USD 3M + 1.02%), 3.19%, 11/28/23 (1) (3)	2,646	2,692
(Floating, U.S. SOFR + 0.71%), 0.76%, 10/14/25 (1) (2)	12,960	12,974
(Floating, U.S. SOFR + 0.92%), 0.97%, 9/23/27 (1) (2)	13,000	12,984
Mitsubishi UFJ Financial Group, Inc.,
3.22%, 3/7/22	5,170	5,196
2.62%, 7/18/22	27,730	28,046
3.46%, 3/2/23	7,514	7,738
Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.84%), 0.96%, 7/16/23 (2)	2,100	2,105
(Floating, ICE LIBOR USD 3M + 0.85%), 1.05%, 9/13/23 (2)	7,800	7,829
(Floating, ICE LIBOR USD 3M + 0.61%), 0.80%, 9/8/24 (2)	20,100	20,167
Royal Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.57%), 0.62%, 4/27/26 (2)	35,900	35,854
(Floating, U.S. SOFR + 0.59%), 0.64%, 11/2/26 (2)	15,000	14,964
Societe Generale S.A.,
2.63%, 10/16/24 (1)	14,505	14,904
Sumitomo Mitsui Financial Group, Inc.,
2.78%, 10/18/22	2,261	2,300
0.51%, 1/12/24	2,500	2,471
Toronto-Dominion Bank (The),
(Floating, U.S. SOFR + 0.36%), 0.40%, 3/4/24 (2)	20,000	20,011
0.55%, 3/4/24	1,000	989
(Floating, U.S. SOFR + 0.59%), 0.64%, 9/10/26 (2)	30,000	30,056
		412,856
Electrical Equipment Manufacturing – 0.7%
Siemens Financieringsmaatschappij N.V.,
(Floating, U.S. SOFR + 0.43%), 0.48%, 3/11/24(1) (2)	21,521	21,608
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 35.9% continued
Financial Services – 2.8%
Credit Suisse Group A.G.,
(Variable, ICE LIBOR USD 3M + 1.20%), 3.00%, 12/14/23 (1) (3)	$10,000	$10,162
LSEGA Financing PLC,
0.65%, 4/6/24 (1)	21,900	21,587
Sumitomo Mitsui Trust Bank Ltd.,
0.80%, 9/12/23 (1)	10,000	9,966
0.85%, 3/25/24 (1)	7,200	7,132
(Floating, U.S. SOFR + 0.44%), 0.49%, 9/16/24 (1) (2)	12,400	12,380
UBS A.G.,
0.38%, 6/1/23 (1)	670	665
(Floating, U.S. SOFR + 0.36%), 0.41%, 2/9/24 (1) (2)	9,000	8,994
0.45%, 2/9/24 (1)	7,455	7,344
UBS Group A.G.,
3.49%, 5/23/23 (1)	3,156	3,188
(Variable, ICE LIBOR USD 3M + 0.95%), 2.86%, 8/15/23 (1) (3)	10,000	10,120
		91,538
Food & Beverage – 0.6%
Coca-Cola Europacific Partners PLC,
0.50%, 5/5/23(1)	20,000	19,836
Government Development Banks – 0.8%
BNG Bank N.V.,
0.75%, 4/17/23 (1)	9,200	9,214
Japan Bank for International Cooperation,
1.63%, 10/17/22	4,400	4,438
1.75%, 1/23/23	6,400	6,474
Svensk Exportkredit AB,
0.75%, 4/6/23	6,300	6,310
		26,436
Government Regional – 0.1%
Kommuninvest I Sverige AB,
0.50%, 2/2/22(1)	2,800	2,801
Industrial Other – 0.2%
Element Fleet Management Corp.,
1.60%, 4/6/24(1)	5,800	5,806
Integrated Oils – 0.3%
Saudi Arabian Oil Co.,
1.25%, 11/24/23 (1)	8,196	8,196

NORTHERN FUNDS QUARTERLY REPORT     333    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 35.9% continued
Integrated Oils – 0.3%continued
Shell International Finance B.V.,
0.38%, 9/15/23	$1,050	$1,043
		9,239
Medical Equipment & Devices Manufacturing – 0.1%
DH Europe Finance II S.a.r.l.,
2.05%, 11/15/22	2,400	2,431
Pharmaceuticals – 0.3%
GlaxoSmithKline Capital PLC,
0.53%, 10/1/23	1,015	1,011
Shire Acquisitions Investments Ireland DAC,
2.88%, 9/23/23	10,021	10,307
		11,318
Pipeline – 0.2%
Enbridge, Inc.,
(Floating, U.S. SOFR + 0.40%), 0.45%, 2/17/23 (2)	2,730	2,730
TransCanada PipeLines Ltd.,
1.00%, 10/12/24	5,160	5,116
		7,846
Railroad – 0.4%
Canadian Pacific Railway Co.,
1.35%, 12/2/24	12,810	12,826
Supranationals – 0.2%
Nordic Investment Bank,
0.38%, 5/19/23	6,500	6,477
Wireless Telecommunications Services – 0.2%
Rogers Communications, Inc.,
(Floating, ICE LIBOR USD 3M + 0.60%), 0.81%, 3/22/22 (2)	700	701
4.10%, 10/1/23	4,900	5,114
		5,815
Wireline Telecommunications Services – 0.5%
Bell Telephone Co. of Canada or Bell Canada (The),
0.75%, 3/17/24	15,800	15,640
Total Foreign Issuer Bonds
(Cost $1,180,898)		1,178,800

U.S. GOVERNMENT AGENCIES – 2.2% (4)
Fannie Mae – 0.6%
2.25%, 4/12/22	3,705	3,727
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 2.2% (4)continued
Fannie Mae – 0.6%continued
0.25%, 5/22/23	$10,000	$9,959
Pool #FM3019,
3.50%, 2/1/35	3,402	3,597
Pool #MA3932,
3.50%, 2/1/35	2,946	3,105
		20,388
Federal Farm Credit Bank – 0.3%
0.25%, 2/26/24	9,150	9,056
Freddie Mac – 1.2%
Federal Home Loan Mortgage Corp.,
0.38%, 4/20/23	20,000	19,955
0.38%, 5/5/23	10,240	10,218
0.25%, 6/26/23	5,000	4,977
Pool #ZS8641,
2.50%, 2/1/32	4,574	4,753
		39,903
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2013-149, Class MA,
2.50%, 5/20/40	2,712	2,763
Total U.S. Government Agencies
(Cost $72,309)		72,110

U.S. GOVERNMENT OBLIGATIONS – 4.0%
U.S. Treasury Notes – 4.0%
2.13%, 5/15/22	10,000	10,072
1.75%, 7/15/22	5,000	5,040
1.63%, 11/15/22	7,000	7,075
1.63%, 12/15/22	25,000	25,295
0.25%, 9/30/23	15,000	14,896
0.38%, 10/31/23	34,000	33,804
0.50%, 11/30/23	10,000	9,963
0.75%, 11/15/24	15,000	14,919
1.00%, 12/15/24	10,000	10,013
		131,077
Total U.S. Government Obligations
(Cost $130,849)		131,077

FIXED INCOME AND MONEY MARKET FUNDS    334    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 0.9%
California – 0.1%
California State Earthquake Authority Taxable Revenue Bonds, Series B,
1.33%, 7/1/22	$3,000	$3,009
Florida – 0.3%
Miami-Dade County Taxable Capital Asset Acquisition Special Obligation Revenue Bonds,
0.38%, 4/1/23	7,830	7,788
New York – 0.5%
New York State Transportation Development Corp. Special Facilities Taxable Revenue Refunding Bonds , Terminal 4 John F. Kennedy International Airport,
1.61%, 12/1/22	1,000	1,005
New York Taxable G.O. Unlimited Refunding Bonds, Series D, Fiscal 2021,
0.43%, 8/1/22	1,680	1,681
New York Taxable G.O. Unlimited Refunding Bonds, Series E, Fiscal 2021,
0.59%, 8/1/23	4,000	3,985
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA,
1.09%, 7/1/23	10,000	10,054
		16,725
Total Municipal Bonds
(Cost $27,498)		27,522

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(5) (6)	121,607,033	$121,607
Total Investment Companies
(Cost $121,607)		121,607

Total Investments – 99.9%
(Cost $3,284,284)		3,277,379
Other Assets less Liabilities – 0.1%		4,739
NET ASSETS – 100.0%		$3,282,118

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable or floating rate security. Rate as of December 31, 2021 is disclosed.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of December 31, 2021.
(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

A.G. - Aktiengesellschaft (German: Stock Corporation)

AB - Aktiebolag (Sweden: Corporation)

ASA - Aksjeselskap (Norway: Stock Company)

B.V. - Besloten Vennootschap (Dutch: Private Limited Liability Company)

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

L.P. - Limited Partnership

LIBOR - London Interbank Offered Rate

NORTHERN FUNDS QUARTERLY REPORT     335    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued	December 31, 2021 (UNAUDITED)
LLC - Limited Liability Company

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

S.A. - Société Anonyme (French: Public Limited Company)

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	6.6%
Corporate Bonds	46.6%
Foreign Issuer Bonds	35.9%
U.S. Government Agencies	2.2%
U.S. Government Obligations	4.0%
Municipal Bonds	0.9%
Investment Companies	3.7%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$216,825	$—	$216,825
Corporate Bonds(1)	—	1,529,438	—	1,529,438
Foreign Issuer Bonds(1)	—	1,178,800	—	1,178,800
U.S. Government Agencies(1)	—	72,110	—	72,110
U.S. Government Obligations	—	131,077	—	131,077
Municipal Bonds(1)	—	27,522	—	27,522
Investment Companies	121,607	—	—	121,607
Total Investments	$121,607	$3,155,772	$—	$3,277,379

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$131,487	$2,011,829	$2,021,709	$18	$121,607	121,607,033
FIXED INCOME AND MONEY MARKET FUNDS    336    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
U.S. GOVERNMENT FUND	December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 0.8% (1)
Fannie Mae – 0.4%
Pool #555649,
7.50%, 10/1/32	$21	$23
Pool #BH9277,
3.50%, 2/1/48	161	171
		194
Freddie Mac – 0.0%
Pool #ZS7735,
2.00%, 1/1/32	2	2
Government National Mortgage Association – 0.3%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	111	115
Government National Mortgage Association I – 0.1%
Pool #676682,
4.50%, 6/15/25	32	34
Pool #782618,
4.50%, 4/15/24	10	10
Pool #783245,
5.00%, 9/15/24	11	11
Pool #783489,
5.00%, 6/15/25	4	4
		59
Total U.S. Government Agencies
(Cost $360)		370

U.S. GOVERNMENT OBLIGATIONS – 83.9%
U.S. Treasury Inflation Indexed Notes – 0.3%
0.50%, 4/15/24	54	63
0.13%, 7/15/30	54	66
		129
U.S. Treasury Notes – 83.6%
0.13%, 7/15/23	882	876
0.13%, 7/31/23	883	876
1.38%, 8/31/23	862	872
0.13%, 9/15/23	884	876
2.88%, 10/31/23	839	872
0.50%, 11/30/23	2,110	2,102
2.88%, 11/30/23	630	656
2.50%, 1/31/24	615	637
0.13%, 2/15/24	415	410
2.25%, 4/30/24	369	381
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 83.9%continued
U.S. Treasury Notes – 83.6%continued
0.25%, 5/15/24	$374	$369
1.75%, 6/30/24	425	434
1.75%, 7/31/24	638	652
1.88%, 8/31/24	637	653
2.13%, 9/30/24	633	654
2.25%, 10/31/24	632	655
0.75%, 11/15/24	4,182	4,160
2.25%, 11/15/24	675	700
2.50%, 1/31/25	623	652
2.75%, 2/28/25	618	652
2.88%, 4/30/25	618	655
0.25%, 5/31/25	145	141
2.88%, 5/31/25	619	657
0.25%, 7/31/25	677	657
0.25%, 9/30/25	133	129
0.38%, 11/30/25	128	124
0.38%, 12/31/25	159	154
2.63%, 12/31/25	119	126
0.75%, 3/31/26	320	314
2.25%, 3/31/26	371	387
0.88%, 6/30/26	302	297
1.88%, 6/30/26	295	303
0.63%, 7/31/26	299	291
0.75%, 8/31/26	293	287
1.13%, 10/31/26	280	278
1.25%, 11/30/26	3,824	3,824
1.50%, 1/31/27	265	268
0.63%, 3/31/27	263	254
0.50%, 5/31/27	257	246
0.38%, 9/30/27	244	231
2.25%, 11/15/27	226	238
0.63%, 11/30/27	236	226
0.75%, 1/31/28	229	221
1.25%, 5/31/28	215	213
2.88%, 8/15/28	595	650
1.13%, 8/31/28	208	204
3.13%, 11/15/28	588	654
1.50%, 11/30/28	2,173	2,184
2.63%, 2/15/29	601	650
1.63%, 8/15/29	180	183
1.75%, 11/15/29	414	425
1.50%, 2/15/30	170	171
0.63%, 8/15/30	168	157

NORTHERN FUNDS QUARTERLY REPORT     337    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
U.S. GOVERNMENT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 83.9%continued
U.S. Treasury Notes – 83.6%continued
1.13%, 2/15/31	$156	$152
1.38%, 11/15/31	2,469	2,440
		36,530
Total U.S. Government Obligations
(Cost $36,802)		36,659

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 9.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	4,301,419	$4,301
Total Investment Companies
(Cost $4,301)		4,301

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.2%
U.S. Treasury Bill, 0.05%, 4/7/22(4) (5)	$500	$500
	Total Short-Term Investments
	(Cost $500)	500

	Total Investments – 95.8%
	(Cost $41,963)	41,830
	Other Assets less Liabilities – 4.2%	1,842
	NET ASSETS – 100.0%	$43,672

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2021 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
At December 31, 2021, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
10-Year U.S. Treasury Note	7	$913	Long	3/22	$7
5-Year U.S. Treasury Note	18	2,178	Long	3/22	5
Total					$12
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
U.S. Government Agencies	0.8%
U.S. Government Obligations	83.9%
Investment Companies	9.9%
Short-Term Investments	1.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$370	$—	$370
U.S. Government Obligations(1)	—	36,659	—	36,659
Investment Companies	4,301	—	—	4,301
Short-Term Investments	—	500	—	500
Total Investments	$4,301	$37,529	$—	$41,830
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$12	$—	$—	$12

(1)	Classifications as defined in the Schedule of Investments.

FIXED INCOME AND MONEY MARKET FUNDS    338    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,020	$87,689	$85,408	$1	$4,301	4,301,419
NORTHERN FUNDS QUARTERLY REPORT     339    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
U.S. TREASURY INDEX FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 99.6%
U.S. Treasury Bonds – 22.1%
6.00%, 2/15/26	$10	$12
6.50%, 11/15/26	75	94
6.38%, 8/15/27	65	83
6.13%, 11/15/27	75	95
5.50%, 8/15/28	50	63
5.25%, 11/15/28	100	125
6.13%, 8/15/29	50	67
6.25%, 5/15/30	75	104
5.38%, 2/15/31	100	134
4.50%, 2/15/36	110	151
4.75%, 2/15/37	25	36
5.00%, 5/15/37	50	73
4.38%, 2/15/38	50	69
4.50%, 5/15/38	95	133
3.50%, 2/15/39	100	126
4.25%, 5/15/39	100	137
4.50%, 8/15/39	100	142
4.38%, 11/15/39	100	140
4.63%, 2/15/40	100	144
1.13%, 5/15/40	300	264
4.38%, 5/15/40	115	161
1.13%, 8/15/40	450	394
3.88%, 8/15/40	100	132
1.38%, 11/15/40	525	480
4.25%, 11/15/40	100	139
1.88%, 2/15/41	650	645
4.75%, 2/15/41	145	214
2.25%, 5/15/41	635	669
4.38%, 5/15/41	140	198
1.75%, 8/15/41	550	535
3.75%, 8/15/41	100	131
2.00%, 11/15/41	250	254
3.13%, 11/15/41	145	175
3.13%, 2/15/42	100	121
3.00%, 5/15/42	155	184
2.75%, 8/15/42	130	149
2.75%, 11/15/42	265	303
3.13%, 2/15/43	205	248
2.88%, 5/15/43	225	262
3.63%, 8/15/43	250	325
3.75%, 11/15/43	230	305
3.63%, 2/15/44	150	196
3.38%, 5/15/44	250	316
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.6%continued
U.S. Treasury Bonds – 22.1%continued
3.13%, 8/15/44	$225	$274
3.00%, 11/15/44	255	305
2.50%, 2/15/45	150	166
3.00%, 5/15/45	175	210
2.88%, 8/15/45	175	206
3.00%, 11/15/45	80	96
2.50%, 2/15/46	300	333
2.50%, 5/15/46	250	277
2.25%, 8/15/46	325	345
2.88%, 11/15/46	100	119
3.00%, 2/15/47	300	364
3.00%, 5/15/47	150	183
2.75%, 8/15/47	300	350
2.75%, 11/15/47	300	351
3.00%, 2/15/48	390	478
3.13%, 5/15/48	325	408
3.00%, 8/15/48	400	491
3.38%, 11/15/48	400	525
3.00%, 2/15/49	450	555
2.88%, 5/15/49	400	484
2.25%, 8/15/49	400	430
2.38%, 11/15/49	325	359
2.00%, 2/15/50	415	423
1.25%, 5/15/50	550	469
1.38%, 8/15/50	650	572
1.63%, 11/15/50	650	608
1.88%, 2/15/51	675	671
2.38%, 5/15/51	800	888
2.00%, 8/15/51	525	538
1.88%, 11/15/51	350	349
		20,555
U.S. Treasury Notes – 77.5%
1.50%, 1/15/23	400	404
0.13%, 1/31/23	150	149
1.75%, 1/31/23	275	279
2.38%, 1/31/23	250	255
1.38%, 2/15/23	200	202
2.00%, 2/15/23	325	331
0.13%, 2/28/23	500	498
1.50%, 2/28/23	250	253
2.63%, 2/28/23	200	205
0.50%, 3/15/23	300	300
0.13%, 3/31/23	450	448

FIXED INCOME AND MONEY MARKET FUNDS    340    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.6%continued
U.S. Treasury Notes – 77.5%continued
1.50%, 3/31/23	$200	$202
2.50%, 3/31/23	100	102
0.25%, 4/15/23	385	384
0.13%, 4/30/23	350	348
1.63%, 4/30/23	175	178
2.75%, 4/30/23	250	257
0.13%, 5/15/23	400	398
1.75%, 5/15/23	375	381
0.13%, 5/31/23	500	497
1.63%, 5/31/23	200	203
2.75%, 5/31/23	250	258
0.25%, 6/15/23	285	284
1.38%, 6/30/23	250	253
2.63%, 6/30/23	225	232
0.13%, 7/15/23	390	387
0.13%, 7/31/23	500	496
1.25%, 7/31/23	325	328
2.75%, 7/31/23	225	233
0.13%, 8/15/23	350	347
2.50%, 8/15/23	300	309
0.13%, 8/31/23	250	248
1.38%, 8/31/23	250	253
2.75%, 8/31/23	200	207
0.13%, 9/15/23	330	327
0.25%, 9/30/23	500	497
1.38%, 9/30/23	250	253
2.88%, 9/30/23	130	135
0.13%, 10/15/23	435	431
0.38%, 10/31/23	500	497
1.63%, 10/31/23	300	305
2.88%, 10/31/23	250	260
0.25%, 11/15/23	400	397
2.75%, 11/15/23	600	623
0.50%, 11/30/23	500	498
2.13%, 11/30/23	300	308
2.88%, 11/30/23	250	260
0.13%, 12/15/23	450	445
0.75%, 12/31/23	250	250
2.25%, 12/31/23	250	258
2.63%, 12/31/23	150	156
0.13%, 1/15/24	500	494
2.25%, 1/31/24	300	309
2.50%, 1/31/24	250	259
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.6%continued
U.S. Treasury Notes – 77.5%continued
0.13%, 2/15/24	$600	$592
2.75%, 2/15/24	450	469
2.13%, 2/29/24	200	206
2.38%, 2/29/24	300	310
0.25%, 3/15/24	550	543
2.13%, 3/31/24	400	412
0.38%, 4/15/24	450	446
2.00%, 4/30/24	250	257
2.25%, 4/30/24	300	310
0.25%, 5/15/24	600	592
2.50%, 5/15/24	575	597
2.00%, 5/31/24	300	308
1.75%, 6/30/24	275	281
2.00%, 6/30/24	300	308
0.38%, 7/15/24	600	593
1.75%, 7/31/24	250	256
2.13%, 7/31/24	250	258
0.38%, 8/15/24	100	99
2.38%, 8/15/24	525	545
1.25%, 8/31/24	200	202
1.88%, 8/31/24	250	256
0.38%, 9/15/24	250	247
1.50%, 9/30/24	200	203
2.13%, 9/30/24	300	310
0.63%, 10/15/24	500	496
1.50%, 10/31/24	300	305
2.25%, 10/31/24	300	311
0.75%, 11/15/24	500	497
2.25%, 11/15/24	550	570
1.50%, 11/30/24	300	305
2.13%, 11/30/24	200	207
1.00%, 12/15/24	250	250
1.75%, 12/31/24	300	307
2.25%, 12/31/24	250	259
1.38%, 1/31/25	200	202
2.50%, 1/31/25	200	209
2.00%, 2/15/25	525	541
1.13%, 2/28/25	350	351
2.75%, 2/28/25	215	227
0.50%, 3/31/25	400	393
2.63%, 3/31/25	150	158
0.38%, 4/30/25	450	440
2.88%, 4/30/25	300	318

NORTHERN FUNDS QUARTERLY REPORT     341    FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments
U.S. TREASURY INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.6%continued
U.S. Treasury Notes – 77.5%continued
2.13%, 5/15/25	$550	$569
0.25%, 5/31/25	300	292
2.88%, 5/31/25	175	186
0.25%, 6/30/25	400	389
2.75%, 6/30/25	250	264
0.25%, 7/31/25	350	340
2.88%, 7/31/25	225	239
2.00%, 8/15/25	550	567
0.25%, 8/31/25	500	485
2.75%, 8/31/25	300	317
0.25%, 9/30/25	500	484
3.00%, 9/30/25	200	214
0.25%, 10/31/25	500	483
3.00%, 10/31/25	200	214
2.25%, 11/15/25	445	464
0.38%, 11/30/25	555	538
2.88%, 11/30/25	300	320
0.38%, 12/31/25	400	388
2.63%, 12/31/25	300	317
0.38%, 1/31/26	350	339
2.63%, 1/31/26	150	159
1.63%, 2/15/26	550	560
0.50%, 2/28/26	500	486
2.50%, 2/28/26	100	105
0.75%, 3/31/26	500	491
2.25%, 3/31/26	250	261
0.75%, 4/30/26	600	588
2.38%, 4/30/26	225	236
1.63%, 5/15/26	450	458
0.75%, 5/31/26	650	637
2.13%, 5/31/26	175	182
0.88%, 6/30/26	500	492
1.88%, 6/30/26	225	231
0.63%, 7/31/26	550	535
1.88%, 7/31/26	300	309
1.50%, 8/15/26	520	526
0.75%, 8/31/26	150	147
1.38%, 8/31/26	200	201
0.88%, 9/30/26	450	442
1.63%, 9/30/26	150	153
1.13%, 10/31/26	500	497
1.63%, 10/31/26	200	203
2.00%, 11/15/26	500	518
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.6%continued
U.S. Treasury Notes – 77.5%continued
1.25%, 11/30/26	$600	$600
1.63%, 11/30/26	250	254
1.25%, 12/31/26	350	350
1.75%, 12/31/26	200	205
1.50%, 1/31/27	225	228
2.25%, 2/15/27	410	430
1.13%, 2/28/27	200	199
0.63%, 3/31/27	180	174
0.50%, 4/30/27	275	264
2.38%, 5/15/27	500	528
0.50%, 5/31/27	250	240
0.50%, 6/30/27	200	192
0.38%, 7/31/27	500	475
2.25%, 8/15/27	350	367
0.50%, 8/31/27	350	334
0.38%, 9/30/27	500	474
0.50%, 10/31/27	400	381
2.25%, 11/15/27	450	473
0.63%, 11/30/27	550	527
0.63%, 12/31/27	450	431
0.75%, 1/31/28	500	482
2.75%, 2/15/28	550	595
1.13%, 2/29/28	650	641
1.25%, 3/31/28	550	546
1.25%, 4/30/28	600	595
2.88%, 5/15/28	625	681
1.25%, 5/31/28	450	446
1.25%, 6/30/28	600	594
1.00%, 7/31/28	600	585
2.88%, 8/15/28	590	645
1.13%, 8/31/28	200	196
1.25%, 9/30/28	450	445
1.38%, 10/31/28	500	498
3.13%, 11/15/28	575	640
1.50%, 11/30/28	550	553
1.38%, 12/31/28	450	448
2.63%, 2/15/29	600	649
2.38%, 5/15/29	400	427
1.63%, 8/15/29	450	457
1.75%, 11/15/29	225	231
1.50%, 2/15/30	525	528
0.63%, 5/15/30	700	655
0.63%, 8/15/30	900	840

FIXED INCOME AND MONEY MARKET FUNDS    342    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.6%continued
U.S. Treasury Notes – 77.5%continued
0.88%, 11/15/30	$1,025	$976
1.13%, 2/15/31	1,000	972
1.63%, 5/15/31	1,100	1,115
1.25%, 8/15/31	900	881
1.38%, 11/15/31	600	593
		71,883
Total U.S. Government Obligations
(Cost $90,655)		92,438

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	1,747,072	$1,747
Total Investment Companies
(Cost $1,747)		1,747

Total Investments – 101.5%
(Cost $92,402)		94,185
Liabilities less Other Assets – (1.5%)		(1,436)
NET ASSETS – 100.0%		$92,749

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2021 is disclosed.
Percentages shown are based on Net Assets.
At December 31, 2021, the security types for the Fund were:
Security Type(1)	% of Net Assets
U.S. Government Obligations	99.6%
Investment Companies	1.9%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations(1)	$—	$92,438	$—	$92,438
Investment Companies	1,747	—	—	1,747
Total Investments	$1,747	$92,438	$—	$94,185

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$839	$29,706	$28,798	$—*	$1,747	1,747,072

*	Amount rounds to less than one thousand.
NORTHERN FUNDS QUARTERLY REPORT     343    FIXED INCOME AND MONEY MARKET FUNDS